================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811 -- 07674
                                                     The Diversified Investors Funds Group

                                                     811 -- 07495
                                                     The Diversified Investors Funds Group II
                                                     ------------------------------------------------
                                                     (Exact name of Registrant as specified in charter)


Address of Registrant:                                4 Manhattanville Road
                                                      ------------------------------------------------
Purchase, NY                                          10577
                                                      ------------------------------------------------

Name and address of agent for service:                Joseph P. Carusone
                                                      -------------------------------------------------
                                                      4 Manhattanville Road
                                                      -------------------------------------------------
                                                      Purchase, NY 10577
                                                      -------------------------------------------------

Registrant's telephone number, including area code:           (914) 697-8586
                                                              -----------------------------------------
Date of fiscal year end:       December 31, 2007
                               -----------------
Date of reporting period:      June 30, 2007
                               -----------------


ITEM 1.       REPORTS TO STOCKHOLDERS.

THE DIVERSIFIED INVESTORS FUNDS GROUP



================================================================================

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                           THE DIVERSIFIED INVESTORS
                           STRATEGIC ALLOCATION FUNDS

                             ----------------------



                               SEMI-ANNUAL REPORT



                             ----------------------

                                 June 30, 2007

-------------------------------------------------------------------------------

                              International Equity

                                Small-Cap Growth

                                 Special Equity
                                                                Long Horizon
                                Small-Cap Value

                                 Mid-Cap Growth
                                                             Intermediate/Long
                                 Mid-Cap Value                    Horizon

                               Aggressive Equity

                                 Equity Growth
                                                            Intermediate Horizon
                                Growth & Income

                                  Stock Index

                                     Value
                                                             Short/Intermediate
                                 Value & Income                   Horizon

                                    Balanced

                                High Yield Bond                Short Horizon

                               Total Return Bond

                                   Core Bond

                         Inflation-Protected Securities

                               High Quality Bond

                                 Money Market

                                          [DIVERSIFIED INVESTMENT ADVISORS LOGO]

                           -------------------------

This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

DIVERSIFIED INVESTORS FUNDS GROUP:
An Explanation of Fund Expenses.........................................     2
Statements of Assets and Liabilities....................................     4
Statements of Operations................................................     8
Statements of Changes in Net Assets -- June 30, 2007....................    12
Statements of Changes in Net Assets -- December 31, 2006................    16
Notes to Financial Statements...........................................    20
DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
An Explanation of Fund Expenses.........................................    38
Statements of Assets and Liabilities....................................    39
Statements of Operations................................................    40
Statements of Changes in Net Assets -- June 30, 2007....................    41
Statements of Changes in Net Assets -- December 31, 2006................    42
PORTFOLIOS OF INVESTMENTS:
  Short Horizon Strategic Allocation Fund...............................    43
  Short Intermediate Horizon Strategic Allocation Fund..................    44
  Intermediate Horizon Strategic Allocation Fund........................    45
  Intermediate Long Horizon Strategic Allocation Fund...................    46
  Long Horizon Strategic Allocation Fund................................    47
Portfolio Composition...................................................    48
Notes to Financial Statements...........................................    49



APPROVAL OF INVESTMENT ADVISORY CONTRACTS...............................    57


DIVERSIFIED INVESTORS PORTFOLIOS:
Statements of Assets and Liabilities....................................    64
Statements of Operations................................................    68
Statements of Changes in Net Assets -- June 30, 2007....................    72
Statements of Changes in Net Assets -- December 31, 2006................    76
  PORTFOLIOS OF INVESTMENTS:
  Money Market Portfolio................................................    80
  High Quality Bond Portfolio...........................................    82
  Inflation-Protected Securities Portfolio (formerly, Intermediate
     Government Bond)...................................................    90
  Core Bond Portfolio...................................................    91
  Total Return Bond Portfolio...........................................   108
  High Yield Bond Portfolio.............................................   120
  Balanced Portfolio....................................................   129
  Value & Income Portfolio..............................................   144
  Value Portfolio.......................................................   147
  Growth & Income Portfolio.............................................   149
  Equity Growth Portfolio...............................................   155
  Aggressive Equity Portfolio...........................................   160
  Mid-Cap Value Portfolio...............................................   162
  Mid-Cap Growth Portfolio..............................................   167
  Small-Cap Value Portfolio.............................................   169
  Special Equity Portfolio..............................................   173
  Small-Cap Growth Portfolio............................................   184
  International Equity Portfolio........................................   188
Summary of Footnotes and Abbreviations to Portfolios....................   194
Portfolio Composition...................................................   195
Notes to Financial Statements...........................................   197
Approval of Investment Advisory Contracts...............................   221
Master Investment Portfolio -- S&P 500 Index Master Portfolio Semi-
  Annual Report.........................................................   232

                        DIVERSIFIED INVESTORS FUNDS GROUP
                         AN EXPLANATION OF FUND EXPENSES

                                   (UNAUDITED)

As a shareholder in a mutual fund invested in a corresponding Series of the Diversified Investors Portfolios, you will bear the ongoing costs of managing the corresponding Series in which your fund invests (such as the investment advisor's fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The first column in the table shown below assumes an investment of $1,000 on January 1, 2007. The second column will show your ending balance (per $1,000) on June 30, 2007. The third column will show how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its corresponding Series. The figures in both of these columns are based on the actual total return and the actual expenses incurred for the period January 1, 2007-June 30, 2007. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period January 1, 2007-June 30, 2007 (Based on actual returns and expenses)".

The fourth and fifth columns will also show your ending balance (per $1,000) on June 30, 2007 and how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its corresponding Series, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period January 1, 2007-June 30, 2007 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of investing in a Diversified Investors Fund against the cost of investing in other funds. Other mutual funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.


                               ----------------------------------------------------------------------------------------------
                                                                                                             EXPENSES PAID
                                                                                          ENDING ACCOUNT   DURING THE PERIOD
                                                                       EXPENSES PAID          VALUE         JANUARY 1, 2007-
                                                    ENDING ACCOUNT   DURING THE PERIOD    JUNE 30, 2007      JUNE 30, 2007
                                                         VALUE        JANUARY 1, 2007-      (BASED ON          (BASED ON
                                                     JUNE 30, 2007     JUNE 30, 2007       HYPOTHETICAL       HYPOTHETICAL
                                BEGINNING ACCOUNT  (BASED ON ACTUAL   (BASED ON ACTUAL  5% ANNUAL RETURNS  5% ANNUAL RETURNS
                                      VALUE           RETURNS AND       RETURNS AND       BEFORE ACTUAL      BEFORE ACTUAL
           FUND NAME             JANUARY 1, 2007       EXPENSES)      EXPENSES)(1)(2)       EXPENSES)       EXPENSES)(1)(2)
----------------------------------------------------------------------------------------------------------------------------


         Money Market                 $1,000           $1,023.00           $4.03            $1,020.94            $4.03
-----------------------------------------------------------------------------------------------------------------------------
       High Quality Bond              $1,000           $1,016.80           $4.80            $1,020.17            $4.81
-----------------------------------------------------------------------------------------------------------------------------
Inflation-Protected Securities        $1,000            $997.90            $4.98            $1,019.95            $5.04
-----------------------------------------------------------------------------------------------------------------------------
           Core Bond                  $1,000           $1,002.50           $4.74            $1,020.20            $4.78
-----------------------------------------------------------------------------------------------------------------------------
       Total Return Bond              $1,000           $1,002.50           $4.99            $1,019.95            $5.03
-----------------------------------------------------------------------------------------------------------------------------
        High Yield Bond               $1,000           $1,032.70           $5.57            $1,019.45            $5.54
-----------------------------------------------------------------------------------------------------------------------------
           Balanced                   $1,000           $1,030.70           $5.52            $1,019.49            $5.49
-----------------------------------------------------------------------------------------------------------------------------
        Value & Income                $1,000           $1,068.70           $5.16            $1,019.95            $5.04
-----------------------------------------------------------------------------------------------------------------------------
             Value                    $1,000           $1,052.80           $5.37            $1,019.70            $5.29
-----------------------------------------------------------------------------------------------------------------------------
          Stock Index                 $1,000           $1,065.50           $3.36            $1,021.67            $3.29
-----------------------------------------------------------------------------------------------------------------------------
        Growth & Income               $1,000           $1,061.30           $5.91            $1,019.20            $5.79
-----------------------------------------------------------------------------------------------------------------------------
         Equity Growth                $1,000           $1,051.20           $6.20            $1,018.89            $6.10
-----------------------------------------------------------------------------------------------------------------------------
       Aggressive Equity              $1,000           $1,105.30           $6.82            $1,018.45            $6.54
-----------------------------------------------------------------------------------------------------------------------------
         Mid-Cap Value                $1,000           $1,107.10           $6.57            $1,018.70            $6.29
-----------------------------------------------------------------------------------------------------------------------------
        Mid-Cap Growth                $1,000           $1,131.20           $7.16            $1,018.21            $6.78
-----------------------------------------------------------------------------------------------------------------------------

                                 ----------
                                ANNUALIZED
                                  EXPENSE
           FUND NAME             RATIO(1)
------------------------------------------


         Money Market              0.80%
-------------------------------------------
       High Quality Bond           0.95%
-------------------------------------------
Inflation-Protected Securities     1.00%
-------------------------------------------
           Core Bond               0.95%
-------------------------------------------
       Total Return Bond           1.00%
-------------------------------------------
        High Yield Bond            1.10%
-------------------------------------------
           Balanced                1.09%
-------------------------------------------
        Value & Income             1.00%
-------------------------------------------
             Value                 1.05%
-------------------------------------------
          Stock Index              0.65%
-------------------------------------------
        Growth & Income            1.15%
-------------------------------------------
         Equity Growth             1.21%
-------------------------------------------
       Aggressive Equity           1.30%
-------------------------------------------
         Mid-Cap Value             1.25%
-------------------------------------------
        Mid-Cap Growth             1.35%
-------------------------------------------

                        DIVERSIFIED INVESTORS FUNDS GROUP
                   AN EXPLANATION OF FUND EXPENSES (CONTINUED)

                                   (UNAUDITED)


                     ----------------------------------------------------------------------------------------------------------
                                                                                                   EXPENSES PAID
                                                                                ENDING ACCOUNT   DURING THE PERIOD
                                                             EXPENSES PAID          VALUE         JANUARY 1, 2007-
                                          ENDING ACCOUNT   DURING THE PERIOD    JUNE 30, 2007      JUNE 30, 2007
                                               VALUE        JANUARY 1, 2007-      (BASED ON          (BASED ON
                                           JUNE 30, 2007     JUNE 30, 2007       HYPOTHETICAL       HYPOTHETICAL
                      BEGINNING ACCOUNT  (BASED ON ACTUAL   (BASED ON ACTUAL  5% ANNUAL RETURNS  5% ANNUAL RETURNS  ANNUALIZED
                            VALUE           RETURNS AND       RETURNS AND       BEFORE ACTUAL      BEFORE ACTUAL      EXPENSE
      FUND NAME        JANUARY 1, 2007       EXPENSES)      EXPENSES)(1)(2)       EXPENSES)       EXPENSES)(1)(2)    RATIO(1)
------------------------------------------------------------------------------------------------------------------------------


   Small-Cap Value          $1,000           $1,039.70           $7.41            $1,017.66            $7.33           1.46%
-------------------------------------------------------------------------------------------------------------------------------
   Special Equity           $1,000           $1,061.10           $7.26            $1,017.89            $7.11           1.41%
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Growth          $1,000           $1,128.70           $8.20            $1,017.23            $7.77           1.55%
-------------------------------------------------------------------------------------------------------------------------------
International Equity        $1,000           $1,113.80           $7.38            $1,017.95            $7.04           1.40%
-------------------------------------------------------------------------------------------------------------------------------




--------

(1) These figures reflect the expenses of both the mutual fund and its corresponding Series.

(2) Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 182 (to reflect the one-half year period).

                        DIVERSIFIED INVESTORS FUNDS GROUP
                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2007
                                   (UNAUDITED)



                                                                        HIGH         INFLATION-
                                                         MONEY         QUALITY       PROTECTED
                                                        MARKET          BOND       SECURITIES(1)
                                                     ------------   ------------   -------------


ASSETS:
Investment in Series Portfolios, at value (Note
  2)...............................................  $367,809,913   $294,407,889    $55,269,944
Receivable for Fund shares sold....................     3,166,846         79,308         69,813
Receivable for fee reimbursements..................        15,655             --          1,392
                                                     ------------   ------------    -----------
Total assets.......................................   370,992,414    294,487,197     55,341,149
                                                     ------------   ------------    -----------
LIABILITIES:
Due to Advisor.....................................            --             --             --
Payable for Fund shares redeemed...................     3,222,797          7,984         25,039
Accrued expenses...................................        47,141         36,113         14,553
Administration fees................................        89,965         69,830         13,388
Distribution fees..................................        74,971         58,191         11,157
                                                     ------------   ------------    -----------
Total liabilities..................................     3,434,874        172,118         64,137
                                                     ------------   ------------    -----------
NET ASSETS.........................................  $367,557,540   $294,315,079    $55,277,012
                                                     ============   ============    ===========
NET ASSETS CONSIST OF:
Paid-in capital....................................  $366,909,288   $303,983,238    $62,192,500
Undistributed (accumulated) net investment income
  (loss) allocated from Series Portfolios..........       702,770        543,545        215,501
Undistributed (accumulated) net realized gains
  (losses) allocated from Series Portfolios........       (54,518)    (5,995,373)    (4,779,444)
Net unrealized appreciation (depreciation)
  allocated from Series Portfolios.................            --     (4,216,331)    (2,351,545)
                                                     ------------   ------------    -----------
NET ASSETS.........................................  $367,557,540   $294,315,079    $55,277,012
                                                     ============   ============    ===========
OUTSTANDING SHARES, $0.00001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:......................................    34,555,282     25,942,429      5,419,712
                                                     ============   ============    ===========
NET ASSET VALUE PER SHARE*:........................  $      10.64   $      11.34    $     10.20
                                                     ============   ============    ===========




--------

(1)    Formerly, Intermediate Government Bond.

*      Net asset value per share equals Net assets/Outstanding shares.


                       See notes to financial statements.

                    TOTAL
    CORE           RETURN        HIGH YIELD                         VALUE &
    BOND            BOND            BOND          BALANCED          INCOME           VALUE
------------    ------------    ------------    ------------    --------------    -----------




$740,301,079    $102,925,090    $221,975,049    $136,198,688    $1,228,486,236    $78,591,125
     291,707         117,496          68,083         108,873           728,681        225,730
          --              --          10,924              --            43,868          6,676
------------    ------------    ------------    ------------    --------------    -----------
 740,592,786     103,042,586     222,054,056     136,307,561     1,229,258,785     78,823,531
------------    ------------    ------------    ------------    --------------    -----------


          --             410              --              --                --             --
     445,377         111,300         165,596          69,946           610,594          5,723
      86,322          22,315          33,606          22,208           122,002         21,592
     175,844          24,841          53,501          32,672           296,232         19,042
     146,537          20,701          44,584          27,227           246,860         15,868
------------    ------------    ------------    ------------    --------------    -----------
     854,080         179,567         297,287         152,053         1,275,688         62,225
------------    ------------    ------------    ------------    --------------    -----------
$739,738,706    $102,863,019    $221,756,769    $136,155,508    $1,227,983,097    $78,761,306
============    ============    ============    ============    ==============    ===========


$769,081,229    $104,571,629    $220,092,612    $125,849,365    $  973,882,481    $72,389,502


     767,612         186,074         783,329          87,766           439,361          3,809


 (12,730,744)     (1,045,943)     (4,399,437)        961,827        62,713,588      2,324,577


 (17,379,391)       (848,741)      5,280,265       9,256,550       190,947,667      4,043,418
------------    ------------    ------------    ------------    --------------    -----------
$739,738,706    $102,863,019    $221,756,769    $136,155,508    $1,227,983,097    $78,761,306
============    ============    ============    ============    ==============    ===========


  61,320,083      10,529,692      23,052,380       8,276,299        44,486,134      6,490,106
============    ============    ============    ============    ==============    ===========
$      12.06    $       9.77    $       9.62    $      16.45    $        27.60    $     12.14
============    ============    ============    ============    ==============    ===========


                        DIVERSIFIED INVESTORS FUNDS GROUP
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)



                                                        STOCK        GROWTH &        EQUITY
                                                        INDEX         INCOME         GROWTH
                                                    ------------   ------------   ------------


ASSETS:
Investment in Series Portfolios, at value (Note
  2)..............................................  $707,253,177   $450,793,385   $720,396,124
Receivable for Fund shares sold...................       832,195        349,964        436,038
Receivable for fee reimbursements.................        11,863         17,512             --
                                                    ------------   ------------   ------------
Total assets......................................   708,097,235    451,160,861    720,832,162
                                                    ------------   ------------   ------------
LIABILITIES:
Payable for Fund shares redeemed..................       707,449        296,453         70,276
Accrued expenses..................................        67,518         52,951         85,197
Administration fees...............................       205,661        109,725        174,571
Distribution fees.................................       146,900         91,438        145,476
                                                    ------------   ------------   ------------
Total liabilities.................................     1,127,528        550,567        475,520
                                                    ------------   ------------   ------------
NET ASSETS........................................  $706,969,707   $450,610,294   $720,356,642
                                                    ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital...................................  $641,912,745   $438,282,711   $632,016,818
Undistributed (accumulated) net investment income
  (loss) allocated from Series Portfolios.........       211,275         55,895       (606,314)
Undistributed (accumulated) net realized gains
  (losses) allocated from Series Portfolios.......   (19,326,053)     2,430,792     26,046,588
Net unrealized appreciation (depreciation)
  allocated from Series Portfolios................    84,171,740      9,840,896     62,899,550
                                                    ------------   ------------   ------------
NET ASSETS........................................  $706,969,707   $450,610,294   $720,356,642
                                                    ============   ============   ============
OUTSTANDING SHARES, $0.00001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES OF BENEFICIAL
  INTEREST AUTHORIZED:............................    60,508,336     18,887,849     32,471,229
                                                    ============   ============   ============
NET ASSET VALUE PER SHARE*:.......................  $      11.68   $      23.86   $      22.18
                                                    ============   ============   ============




--------

*    Net asset value per share equals Net assets/Outstanding shares.


                       See notes to financial statements.

 AGGRESSIVE        MID-CAP         MID-CAP       SMALL-CAP        SPECIAL       SMALL-CAP     INTERNATIONAL
   EQUITY           VALUE          GROWTH          VALUE          EQUITY          GROWTH          EQUITY
------------    ------------    ------------    -----------    ------------    -----------    -------------




$147,719,576    $620,939,251    $125,287,589    $91,984,017    $388,035,204    $55,061,897     $737,829,029
     215,351         232,679         133,081          9,995         400,392          6,122          628,925
      10,944           8,816             242             92              --            314           18,183
------------    ------------    ------------    -----------    ------------    -----------     ------------
 147,945,871     621,180,746     125,420,912     91,994,104     388,435,596     55,068,333      738,476,137
------------    ------------    ------------    -----------    ------------    -----------     ------------


      32,446       2,142,517         172,584        364,576         245,394         10,071          242,819
      30,973          51,370          28,204         26,397          46,076         17,334           80,960
      35,582         148,790          30,421         22,620          93,861         13,110          174,103
      29,652         123,991          25,351         18,850          78,217         10,925          145,086
------------    ------------    ------------    -----------    ------------    -----------     ------------
     128,653       2,466,668         256,560        432,443         463,548         51,440          642,968
------------    ------------    ------------    -----------    ------------    -----------     ------------
$147,817,218    $618,714,078    $125,164,352    $91,561,661    $387,972,048    $55,016,893     $737,833,169
============    ============    ============    ===========    ============    ===========     ============


$171,477,275    $509,527,361    $ 93,192,935    $83,841,253    $347,566,193    $46,400,743     $469,706,144


    (700,587)         43,390        (445,796)        80,628         103,704       (274,797)      (3,156,426)


 (49,953,044)     33,335,018      11,119,483      5,592,160      39,927,030      2,877,056       59,732,856


  26,993,574      75,808,309      21,297,730      2,047,620         375,121      6,013,891      211,550,595
------------    ------------    ------------    -----------    ------------    -----------     ------------
$147,817,218    $618,714,078    $125,164,352    $91,561,661    $387,972,048    $55,016,893     $737,833,169
============    ============    ============    ===========    ============    ===========     ============


   9,204,704      37,895,281      10,592,893      7,266,333      15,304,299      3,545,539       38,098,157
============    ============    ============    ===========    ============    ===========     ============
$      16.06    $      16.33    $      11.82    $     12.60    $      25.35    $     15.52     $      19.37
============    ============    ============    ===========    ============    ===========     ============


                        DIVERSIFIED INVESTORS FUNDS GROUP
                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)



                                                                        HIGH        INFLATION-
                                                           MONEY       QUALITY      PROTECTED
                                                          MARKET        BOND      SECURITIES(1)
                                                        ----------   ----------   -------------


NET INVESTMENT INCOME ALLOCATED FROM SERIES PORTFOLIOS
  (NOTE 2):
Interest income.......................................  $9,696,979   $6,802,987    $ 1,998,298
Securities lending income (net).......................          --        3,551          4,536
Dividend income.......................................          --           --             --
Expenses (net of reimbursement).......................    (494,176)    (541,732)      (116,609)
                                                        ----------   ----------    -----------
Net investment income (loss) allocated from Series
  Portfolios..........................................   9,202,803    6,264,806      1,886,225
                                                        ----------   ----------    -----------
EXPENSES (NOTES 2 AND 3):
Administration fees...................................     542,703      429,337         87,522
Distribution fees.....................................     452,252      357,780         72,935
Registration fees.....................................      17,442       10,018          9,449
Audit and tax fees....................................       4,639        5,126          5,126
Legal fees............................................       1,430          399            275
Trustee fees..........................................       2,921        2,232            480
Insurance fees........................................       1,934        1,435            220
Fund accounting fees..................................       4,911        4,911          4,911
Dues and subscriptions................................       2,529        2,102            651
Reports to shareholders...............................      13,860       10,661          2,155
                                                        ----------   ----------    -----------
Total expenses........................................   1,044,621      824,001        183,724
Expenses reimbursed...................................     (91,590)          --         (8,592)
                                                        ----------   ----------    -----------
Net expenses..........................................     953,031      824,001        175,132
                                                        ----------   ----------    -----------
NET INVESTMENT INCOME (LOSS)..........................   8,249,772    5,440,805      1,711,093
                                                        ----------   ----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) allocated from Series
  Portfolios..........................................          --      (78,139)      (235,567)
Change in net unrealized appreciation (depreciation)
  allocated from Series Portfolios....................          --     (410,125)    (1,578,191)
                                                        ----------   ----------    -----------
Net realized and unrealized gains (losses) on
  investments.........................................          --     (488,264)    (1,813,758)
                                                        ----------   ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................  $8,249,772   $4,952,541    $  (102,665)
                                                        ==========   ==========    ===========




--------

(1)    Formerly, Intermediate Government Bond.


                       See notes to financial statements.

                   TOTAL
    CORE           RETURN       HIGH YIELD                     VALUE &
    BOND            BOND           BOND         BALANCED        INCOME         VALUE
------------    -----------    -----------    -----------    -----------    ----------




$ 19,592,964    $ 2,453,858    $ 9,111,960    $ 1,550,169    $   617,778    $   86,839
       9,776          7,357             --          6,569         66,096        31,433
          --          2,612         51,348        721,863     11,776,237       546,750
  (1,425,838)      (180,759)      (638,037)      (346,394)    (2,881,456)     (192,744)
------------    -----------    -----------    -----------    -----------    ----------
  18,176,902      2,283,068      8,525,271      1,932,207      9,578,655       472,278
------------    -----------    -----------    -----------    -----------    ----------


   1,126,349        136,076        328,269        207,756      1,826,978       105,139
     938,624        113,397        273,557        173,130      1,522,482        87,616
      14,947          9,387          9,942          9,487         14,958         9,387
       5,672          5,126          4,638          5,126          4,638         5,126
       2,105            253            847            595          4,299           233
       6,094            444          1,690          1,156          9,690           400
       3,810             56          1,129            672          6,309            19
       4,911          4,911          4,911          4,911          4,911         4,911
       4,857            478          1,467          1,129          7,586           454
      29,065          2,116          7,912          5,254         46,177         1,904
------------    -----------    -----------    -----------    -----------    ----------
   2,136,434        272,244        634,362        409,216      3,448,028       215,189
          --             (4)       (68,747)            --       (239,557)      (39,946)
------------    -----------    -----------    -----------    -----------    ----------
   2,136,434        272,240        565,615        409,216      3,208,471       175,243
------------    -----------    -----------    -----------    -----------    ----------
  16,040,468      2,010,828      7,959,656      1,522,991      6,370,184       297,035
------------    -----------    -----------    -----------    -----------    ----------


  (6,104,683)    (1,036,231)     1,618,292      3,940,132     53,217,212     2,403,899


  (7,739,887)    (1,046,564)    (2,706,024)    (1,321,514)    22,058,961       671,849
------------    -----------    -----------    -----------    -----------    ----------
 (13,844,570)    (2,082,795)    (1,087,732)     2,618,618     75,276,173     3,075,748
------------    -----------    -----------    -----------    -----------    ----------
$  2,195,898    $   (71,967)   $ 6,871,924    $ 4,141,609    $81,646,357    $3,372,783
============    ===========    ===========    ===========    ===========    ==========


                        DIVERSIFIED INVESTORS FUNDS GROUP
                      STATEMENTS OF OPERATIONS (CONTINUED)

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)


                                                        STOCK        GROWTH &        EQUITY
                                                        INDEX         INCOME         GROWTH
                                                     -----------   ------------   ------------


NET INVESTMENT INCOME ALLOCATED FROM SERIES
  PORTFOLIOS (NOTE 2):
Interest income....................................  $   291,555   $    127,505   $    301,065
Securities lending income (net)....................       35,991         32,449         19,247
Dividend income....................................    6,350,090      3,727,937      3,597,592
Expenses (net of reimbursement)....................     (169,629)    (1,501,557)    (2,401,520)
                                                     -----------   ------------   ------------
Net investment income (loss) allocated from Series
  Portfolios.......................................    6,508,007      2,386,334      1,516,384
                                                     -----------   ------------   ------------
EXPENSES (NOTES 2 AND 3):
Administration fees................................    1,197,893        711,651      1,119,807
Distribution fees..................................      855,638        593,043        933,173
Registration fees..................................       13,310         10,020         12,480
Audit and tax fees.................................        5,208          5,126          4,639
Legal fees.........................................        2,431          1,587          2,412
Trustee fees.......................................        5,188          3,962          6,315
Insurance fees.....................................        3,926          2,380          3,703
Fund accounting fees...............................        7,791          4,911          4,911
Dues and subscriptions.............................        4,099          3,257          5,147
Reports to shareholders............................       24,989         18,982         30,112
                                                     -----------   ------------   ------------
Total expenses.....................................    2,120,473      1,354,919      2,122,699
Expenses reimbursed................................      (66,415)      (128,479)            --
                                                     -----------   ------------   ------------
Net expenses.......................................    2,054,058      1,226,440      2,122,699
                                                     -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS).......................    4,453,949      1,159,894       (606,315)
                                                     -----------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 2):
Net realized gains (losses) allocated from Series
  Portfolios.......................................   13,789,196     41,865,698     72,572,454
Change in net unrealized appreciation
  (depreciation) allocated from Series Portfolios..   25,630,047    (13,889,725)   (33,581,092)
                                                     -----------   ------------   ------------
Net realized and unrealized gains (losses) on
  investments......................................   39,419,243     27,975,973     38,991,362
                                                     -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $43,873,192   $ 29,135,867   $ 38,385,047
                                                     ===========   ============   ============





                       See notes to financial statements.

 AGGRESSIVE      MID-CAP        MID-CAP       SMALL-CAP        SPECIAL       SMALL-CAP    INTERNATIONAL
   EQUITY         VALUE          GROWTH         VALUE          EQUITY         GROWTH          EQUITY
-----------    -----------    -----------    -----------    ------------    ----------    -------------




$    17,513    $   399,301    $    80,293    $    87,773    $    214,795    $   12,442     $   217,330
     65,121         53,073         31,352         69,379         188,300        15,491         139,382
    408,583      5,121,592        277,785        873,973       2,452,196       102,752      11,682,721
   (595,241)    (2,008,665)      (465,145)      (412,824)     (1,633,070)     (235,946)     (2,971,101)
-----------    -----------    -----------    -----------    ------------    ----------     -----------
   (104,024)     3,565,301        (75,715)       618,301       1,222,221      (105,261)      9,068,332
-----------    -----------    -----------    -----------    ------------    ----------     -----------


    223,170        860,782        186,005        145,730         584,474        78,723       1,044,410
    185,975        717,318        155,004        121,442         487,062        65,602         870,342
     11,410         13,389         11,391         11,393          12,485        11,399          16,823
      5,126          5,821          5,126          5,126           4,638         5,821           4,638
        649          2,023            519            446           1,580           240           2,581
      1,270          4,182            999            840           3,229           412           5,352
        773          3,028            645            549           1,903           269           3,561
      4,911          4,911          4,911          4,911           4,911         4,911           4,911
      1,226          3,248          1,030            806           2,741           485           4,190
      6,069         20,100          4,747          4,059          15,494         1,995          25,246
-----------    -----------    -----------    -----------    ------------    ----------     -----------
    440,579      1,634,802        370,377        295,302       1,118,517       169,857       1,982,054
    (68,749)       (56,875)          (296)           (93)             --          (321)        (79,242)
-----------    -----------    -----------    -----------    ------------    ----------     -----------
    371,830      1,577,927        370,081        295,209       1,118,517       169,536       1,902,812
-----------    -----------    -----------    -----------    ------------    ----------     -----------
   (475,854)     1,987,374       (445,796)       323,092         103,704      (274,797)      7,165,520
-----------    -----------    -----------    -----------    ------------    ----------     -----------


 10,399,589     33,405,913     10,900,010      5,429,363      33,725,973     4,310,092      44,748,068


  5,260,358     22,131,992      5,006,887     (1,813,569)    (10,531,984)    2,298,406      23,453,549
-----------    -----------    -----------    -----------    ------------    ----------     -----------
 15,659,947     55,537,905     15,906,897      3,615,794      23,193,989     6,608,498      68,201,617
-----------    -----------    -----------    -----------    ------------    ----------     -----------
$15,184,093    $57,525,279    $15,461,101    $ 3,938,886    $ 23,297,693    $6,333,701     $75,367,137
===========    ===========    ===========    ===========    ============    ==========     ===========


                        DIVERSIFIED INVESTORS FUNDS GROUP
                       STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)



                                                                        HIGH         INFLATION-
                                                        MONEY          QUALITY       PROTECTED
                                                        MARKET          BOND       SECURITIES(1)
                                                    -------------   ------------   -------------


FROM OPERATIONS:
Net investment income (loss)......................  $   8,249,772   $  5,440,805    $  1,711,093
Net realized gains (losses) allocated from Series
  Portfolios......................................             --        (78,139)       (235,567)
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios......................................             --       (410,125)     (1,578,191)
                                                    -------------   ------------    ------------
Net increase (decrease) in net assets resulting
  from operations.................................      8,249,772      4,952,541        (102,665)
                                                    -------------   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  (NOTE 2):
Net investment income.............................     (7,547,002)    (5,068,065)     (1,507,231)
                                                    -------------   ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold.......................................    521,904,040     30,943,363      12,739,444
Shares issued on reinvestment of dividends and
  distributions...................................      7,547,002      5,068,065       1,507,231
Shares redeemed...................................   (523,922,689)   (30,709,649)    (18,950,434)
                                                    -------------   ------------    ------------
Increase (decrease) in net assets from capital
  share transactions..............................      5,528,353      5,301,779      (4,703,759)
                                                    -------------   ------------    ------------
Total increase (decrease) in net assets...........      6,231,123      5,186,255      (6,313,655)
NET ASSETS:
Beginning of period...............................    361,326,417    289,128,824      61,590,667
                                                    -------------   ------------    ------------
End of period.....................................  $ 367,557,540   $294,315,079    $ 55,277,012
                                                    =============   ============    ============
Undistributed (accumulated) net investment income
  (loss) allocated from Series Portfolios.........  $     702,770   $    543,545    $    215,501
                                                    =============   ============    ============




--------

(1)    Formerly, Intermediate Government Bond.


                       See notes to financial statements.

                     TOTAL
     CORE           RETURN        HIGH YIELD                         VALUE &
     BOND            BOND            BOND          BALANCED          INCOME            VALUE
-------------    ------------    ------------    ------------    --------------    ------------




$  16,040,468    $  2,010,828    $  7,959,656    $  1,522,991    $    6,370,184    $    297,035
   (6,104,683)     (1,036,231)      1,618,292       3,940,132        53,217,212       2,403,899


   (7,739,887)     (1,046,564)     (2,706,024)     (1,321,514)       22,058,961         671,849
-------------    ------------    ------------    ------------    --------------    ------------
    2,195,898         (71,967)      6,871,924       4,141,609        81,646,357       3,372,783
-------------    ------------    ------------    ------------    --------------    ------------


  (14,698,553)     (1,818,523)     (7,241,108)     (1,427,490)       (6,726,976)       (309,264)
-------------    ------------    ------------    ------------    --------------    ------------


   67,332,286      68,208,745      35,917,852      14,678,649       140,294,946      34,969,458
   14,698,553       1,818,523       7,241,108       1,427,490         6,726,976         309,264
 (100,230,426)    (21,469,718)    (35,944,230)    (30,066,307)     (211,278,314)    (13,828,508)
-------------    ------------    ------------    ------------    --------------    ------------
  (18,199,587)     48,557,550       7,214,730     (13,960,168)      (64,256,392)     21,450,214
-------------    ------------    ------------    ------------    --------------    ------------
  (30,702,242)     46,667,060       6,845,546     (11,246,049)       10,662,989      24,513,733


  770,440,948      56,195,959     214,911,223     147,401,557     1,217,320,108      54,247,573
-------------    ------------    ------------    ------------    --------------    ------------
$ 739,738,706    $102,863,019    $221,756,769    $136,155,508    $1,227,983,097    $ 78,761,306
=============    ============    ============    ============    ==============    ============


$     767,612    $    186,074    $    783,329    $     87,766    $      439,361    $      3,809
=============    ============    ============    ============    ==============    ============


                        DIVERSIFIED INVESTORS FUNDS GROUP
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)


                                                       STOCK         GROWTH &         EQUITY
                                                       INDEX          INCOME          GROWTH
                                                   ------------   -------------   -------------


FROM OPERATIONS:
Net investment income (loss).....................  $  4,453,949   $   1,159,894   $    (606,315)
Net realized gains (losses) allocated from Series
  Portfolios.....................................    13,789,196      41,865,698      72,572,454
Change in net unrealized appreciation
  (depreciation) allocated from
  Series Portfolios..............................    25,630,047     (13,889,725)    (33,581,092)
                                                   ------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations................................    43,873,192      29,135,867      38,385,047
                                                   ------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  (NOTE 2):
Net investment income............................    (4,242,675)     (1,200,941)             --
                                                   ------------   -------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold......................................   110,718,260      38,228,372      50,521,485
Shares issued on reinvestment of dividends and
  distributions..................................     4,242,675       1,200,941              --
Shares redeemed..................................   (96,476,781)   (119,227,222)   (154,154,121)
                                                   ------------   -------------   -------------
Increase (decrease) in net assets from capital
  share transactions.............................    18,484,154     (79,797,909)   (103,632,636)
                                                   ------------   -------------   -------------
Total increase (decrease) in net assets..........    58,114,671     (51,862,983)    (65,247,589)
NET ASSETS:
Beginning of period..............................   648,855,036     502,473,277     785,604,231
                                                   ------------   -------------   -------------
End of period....................................  $706,969,707   $ 450,610,294   $ 720,356,642
                                                   ============   =============   =============
Undistributed (accumulated) net investment income
  (loss) allocated from Series Portfolios........  $    211,275   $      55,895   $    (606,314)
                                                   ============   =============   =============





                       See notes to financial statements.

 AGGRESSIVE        MID-CAP         MID-CAP        SMALL-CAP        SPECIAL       SMALL-CAP     INTERNATIONAL
   EQUITY           VALUE          GROWTH           VALUE          EQUITY          GROWTH          EQUITY
------------    ------------    ------------    ------------    ------------    -----------    -------------




$   (475,854)   $  1,987,374    $   (445,796)   $    323,092    $    103,704    $  (274,797)   $   7,165,520
  10,399,589      33,405,913      10,900,010       5,429,363      33,725,973      4,310,092       44,748,068

   5,260,358      22,131,992       5,006,887      (1,813,569)    (10,531,984)     2,298,406       23,453,549
----- ------    ------------    ------------    ------------    ------------    -----------    -------------
  15,184,093      57,525,279      15,461,101       3,938,886      23,297,693      6,333,701       75,367,137
----- ------    ------------    ------------    ------------    ------------    -----------    -------------


          --      (1,943,984)             --        (242,463)             --             --       (6,974,397)
----- ------    ------------    ------------    ------------    ------------    -----------    -------------


  19,015,111      96,334,316      13,613,701       6,606,968      50,035,771      5,844,505      105,708,767
          --       1,943,984              --         242,463              --             --        6,974,397
 (46,171,402)    (53,122,562)    (27,905,333)    (23,611,281)    (93,906,954)    (8,615,182)    (116,304,729)
----- ------    ------------    ------------    ------------    ------------    -----------    -------------
 (27,156,291)     45,155,738     (14,291,632)    (16,761,850)    (43,871,183)    (2,770,677)      (3,621,565)
----- ------    ------------    ------------    ------------    ------------    -----------    -------------
 (11,972,198)    100,737,033       1,169,469     (13,065,427)    (20,573,490)     3,563,024       64,771,175


 159,789,416     517,977,045     123,994,883     104,627,088     408,545,538     51,453,869      673,061,994
----- ------    ------------    ------------    ------------    ------------    -----------    -------------
$147,817,218    $618,714,078    $125,164,352    $ 91,561,661    $387,972,048    $55,016,893    $ 737,833,169
===== ======    ============    ============    ============    ============    ===========    =============

$   (700,587)   $     43,390    $   (445,796)   $     80,628    $    103,704    $  (274,797)   $  (3,156,426)
===== ======    ============    ============    ============    ============    ===========    =============


                        DIVERSIFIED INVESTORS FUNDS GROUP
                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2006



                                                                         HIGH         INFLATION-
                                                       MONEY           QUALITY        PROTECTED
                                                       MARKET            BOND       SECURITIES(1)
                                                  ---------------   -------------   -------------


FROM OPERATIONS:
Net investment income (loss)...................   $    15,826,139   $  10,526,115    $  3,366,992
Net realized gains (losses) allocated from
  Series Portfolios............................             1,301      (1,364,856)     (2,184,194)
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios...................................                --       2,212,978         669,776
                                                  ---------------   -------------    ------------
Net increase (decrease) in net assets resulting
  from operations..............................        15,827,440      11,374,237       1,852,574
                                                  ---------------   -------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM (NOTE 7):
Net investment income..........................       (15,830,514)    (11,032,592)     (3,397,379)
Net realized gains from investment
  transactions.................................                --              --              --
Tax return of capital..........................           (20,105)             --              --
                                                  ---------------   -------------    ------------
Total dividends and distributions..............       (15,850,619)    (11,032,592)     (3,397,379)
                                                  ---------------   -------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
DIVERSIFIED CLASS OF SHARES:
Shares sold....................................     1,538,834,228     162,055,642      26,889,448
Shares issued on reinvestment of dividends and
  distributions................................        15,849,479      11,032,592       3,397,379
Shares redeemed................................    (1,553,316,885)   (199,939,951)    (73,300,650)
                                                  ---------------   -------------    ------------
Net increase (decrease) Diversified Class of
  Shares.......................................         1,366,822     (26,851,717)    (43,013,823)
                                                  ---------------   -------------    ------------
STEPHENS INSTITUTIONAL CLASS OF SHARES*:
Shares sold....................................               760
Shares issued on reinvestment of dividends and
  distributions................................             1,140
Shares redeemed................................        (1,691,889)
                                                  ---------------
Net increase (decrease) Stephens Institutional
  Class of Shares..............................        (1,689,989)
                                                  ---------------
Increase (decrease) in net assets from capital
  share transactions...........................          (323,167)    (26,851,717)    (43,013,823)
                                                  ---------------   -------------    ------------
Total increase (decrease) in net assets........          (346,346)    (26,510,072)    (44,558,628)
NET ASSETS:
Beginning of year..............................       361,672,763     315,638,896     106,149,295
                                                  ---------------   -------------    ------------
End of year....................................   $   361,326,417   $ 289,128,824    $ 61,590,667
                                                  ===============   =============    ============
Undistributed (accumulated) net investment
  income (loss) allocated from Series
  Portfolios...................................   $            --   $     170,805    $     11,639
                                                  ===============   =============    ============




--------

(1)    Formerly, Intermediate Government Bond.

* For the period January 1, 2006 to April 24, 2006. The Stephens Institutional Class terminated operations on April 25, 2006.


                       See notes to financial statements.

                     TOTAL           HIGH
     CORE           RETURN           YIELD                           VALUE &
     BOND            BOND            BOND          BALANCED          INCOME           VALUE
-------------    ------------    ------------    ------------    --------------    -----------




$  31,390,800    $  1,520,129    $ 14,660,231    $  3,367,564    $   10,918,760    $   309,098
   (3,855,147)        218,729       1,922,385       7,162,687        86,153,829      2,315,268


          810         140,543       5,084,571       5,522,981       117,170,315      3,364,981
------ ------    ------------    ------------    ------------    --------------    -----------
   27,536,463       1,879,401      21,667,187      16,053,232       214,242,904      5,989,347
------ ------    ------------    ------------    ------------    --------------    -----------


  (32,132,106)     (1,528,360)    (14,239,401)     (3,383,763)      (10,166,112)      (301,282)
           --        (162,936)             --              --       (95,511,911)    (2,455,124)
           --              --              --              --                --             --
------ ------    ------------    ------------    ------------    --------------    -----------
  (32,132,106)     (1,691,296)    (14,239,401)     (3,383,763)     (105,678,023)    (2,756,406)
------ ------    ------------    ------------    ------------    --------------    -----------




  173,171,656      43,779,698      68,909,646      30,654,716       283,718,397     40,663,964
   32,132,106       1,691,296      14,221,005       3,383,763       105,657,161      2,756,406
 (264,271,892)    (10,893,640)    (63,334,164)    (74,269,129)     (447,183,987)    (9,250,836)
------ ------    ------------    ------------    ------------    --------------    -----------
  (58,968,130)     34,577,354      19,796,487     (40,230,650)      (57,808,429)    34,169,534
------ ------    ------------    ------------    ------------    --------------    -----------


                                           --                               235
                                       18,396                            20,862
                                   (2,738,562)                       (9,209,873)
                                 ------------                    --------------
                                   (2,720,166)                       (9,188,776)
                                 ------------                    --------------
  (58,968,130)     34,577,354      17,076,321     (40,230,650)      (66,997,205)    34,169,534
------ ------    ------------    ------------    ------------    --------------    -----------
  (63,563,773)     34,765,459      24,504,107     (27,561,181)       41,567,676     37,402,475


  834,004,721      21,430,500     190,407,116     174,962,738     1,175,752,432     16,845,098
------ ------    ------------    ------------    ------------    --------------    -----------
$ 770,440,948    $ 56,195,959    $214,911,223    $147,401,557    $1,217,320,108    $54,247,573
====== ======    ============    ============    ============    ==============    ===========

$    (574,303)   $     (6,231)   $     64,781    $     (7,735)   $      796,153    $    16,038
====== ======    ============    ============    ============    ==============    ===========


                        DIVERSIFIED INVESTORS FUNDS GROUP
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2006



                                                       STOCK          GROWTH &         EQUITY
                                                       INDEX           INCOME          GROWTH
                                                   -------------   -------------   -------------


FROM OPERATIONS:
Net investment income (loss)....................   $   8,025,607   $   3,156,235   $  (1,271,424)
Net realized gains (losses) allocated from
  Series Portfolios.............................     (11,135,675)     41,299,202      51,338,817
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios....................................      88,365,713      11,499,147     (24,354,447)
                                                   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations...............................      85,255,645      55,954,584      25,712,946
                                                   -------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
  (NOTE 7):
Net investment income...........................      (8,015,327)     (3,172,523)             --
Net realized gains from investment
  transactions..................................              --              --              --
Tax return of capital...........................        (240,519)             --              --
                                                   -------------   -------------   -------------
Total dividends and distributions...............      (8,255,846)     (3,172,523)             --
                                                   -------------   -------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
DIVERSIFIED CLASS OF SHARES:
Shares sold.....................................     158,217,865      99,906,914     155,953,049
Shares issued on reinvestment of dividends and
  distributions.................................       8,255,846       3,172,523              --
Shares redeemed.................................    (210,079,442)   (223,771,947)   (361,900,935)
                                                   -------------   -------------   -------------
Net increase (decrease) Diversified Class of
  Shares........................................     (43,605,731)   (120,692,510)   (205,947,886)
                                                   -------------   -------------   -------------
STEPHENS INSTITUTIONAL CLASS OF SHARES*:
Shares sold.....................................                                              75
Shares issued on reinvestment of dividends and
  distributions.................................                                              --
Shares redeemed.................................                                      (4,150,333)
                                                                                   -------------
Net increase (decrease) Stephens Institutional
  Class of Shares...............................                                      (4,150,258)
                                                                                   -------------
Increase (decrease) in net assets from capital
  share transactions............................     (43,605,731)   (120,692,510)   (210,098,144)
                                                   -------------   -------------   -------------
Total increase (decrease) in net assets.........      33,394,068     (67,910,449)   (184,385,198)
NET ASSETS:
Beginning of year...............................     615,460,968     570,383,726     969,989,429
                                                   -------------   -------------   -------------
End of year.....................................   $ 648,855,036   $ 502,473,277   $ 785,604,231
                                                   =============   =============   =============
Undistributed (accumulated) net investment
  income (loss) allocated from Series
  Portfolios....................................   $           1   $      96,942   $           1
                                                   =============   =============   =============




--------

* For the period January 1, 2006 to April 24, 2006. The Stephens Institutional Class terminated operations on April 25, 2006.


                       See notes to financial statements.


      AGGRESSIVE        MID-CAP         MID-CAP        SMALL-CAP        SPECIAL         SMALL-CAP     INTERNATIONAL
        EQUITY           VALUE          GROWTH           VALUE           EQUITY          GROWTH           EQUITY
     ------------    ------------    ------------    ------------    -------------    ------------    -------------




     $ (1,182,288)   $  2,744,454    $ (1,182,625)   $   (359,586)   $  (1,254,987)   $   (463,535)   $   8,301,404
       12,728,836      35,305,284       6,829,013       9,301,561       48,849,137      (1,205,132)      73,435,472


       (1,936,606)     33,643,589      (5,290,617)       (465,227)      (3,168,107)      4,557,207       68,978,335
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------
        9,609,942      71,693,327         355,771       8,476,748       44,426,043       2,888,540      150,715,211
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------


          (54,921)     (2,833,847)             --              --               --              --      (15,683,449)
               --     (39,623,569)     (9,002,652)     (9,010,564)     (54,069,380)     (5,888,342)     (69,796,571)
               --              --              --              --               --            (289)              --
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------
          (54,921)    (42,457,416)     (9,002,652)     (9,010,564)     (54,069,380)     (5,888,631)     (85,480,020)
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------




       47,335,910     174,799,329      52,018,670      30,406,687      138,785,991      21,058,761      218,281,447
           54,921      42,457,416       9,002,652       9,010,564       54,069,380       5,888,631       85,477,071
      (85,971,730)    (99,858,438)    (51,950,784)    (34,990,098)    (229,062,416)    (16,496,602)    (310,605,247)
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------
      (38,580,899)    117,398,307       9,070,538       4,427,153      (36,207,045)     10,450,790       (6,846,729)
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------


                                                                                --                               36
                                                                                --                            2,949
                                                                        (6,196,601)                      (4,156,081)
                                                                     -------------                    -------------
                                                                        (6,196,601)                      (4,153,096)
                                                                     -------------                    -------------
      (38,580,899)    117,398,307       9,070,538       4,427,153      (42,403,646)     10,450,790      (10,999,825)
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------
      (29,025,878)    146,634,218         423,657       3,893,337      (52,046,983)      7,450,699       54,235,366


      188,815,294     371,342,827     123,571,226     100,733,751      460,592,521      44,003,170      618,826,628
     ----- ------    ------------    ------------    ------------    -------------    ------------    -------------
     $159,789,416    $517,977,045    $123,994,883    $104,627,088    $ 408,545,538    $ 51,453,869    $ 673,061,994
     ===== ======    ============    ============    ============    =============    ============    =============


     $   (224,733)   $         --    $         --    $         (1)   $          --    $         --    $  (3,347,549)
     ===== ======    ============    ============    ============    =============    ============    =============


                        DIVERSIFIED INVESTORS FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Nineteen of the series are doing business as the Diversified Investors Funds Group, which are diversified open-end management companies as defined by the 1940 Act, and are represented herein as follows: the Money Market Fund, the High Quality Bond Fund, the Inflation-Protected Securities Fund (formerly, the Intermediate Government Bond Fund), the Core Bond Fund, the Total Return Bond Fund, the High Yield Bond Fund, the Balanced Fund, the Value & Income Fund, the Value Fund, the Stock Index Fund, the Growth & Income Fund, the Equity Growth Fund, the Aggressive Equity Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Small-Cap Value Fund, the Special Equity Fund, the Small-Cap Growth Fund, and the International Equity Fund (individually, a "Fund" and collectively, the "Funds"). Each Fund, with the exception of the Stock Index Fund, seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio") having the same investment objective as the Fund. For information on the investments made by the Series Portfolio, refer to the Portfolio Composition section of the financial statements of the Series Portfolio, which accompany this report. The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"/"MIP") having the same investment objective as the Fund. The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act. Each Fund offers the Diversified Class of shares.

The Trust established and designated each of the Funds as separate series on the dates shown below:


                                                            COMMENCEMENT OF
FUND                                                           OPERATIONS
----                                                       -----------------


Money Market.............................................  April 23, 1993
High Quality Bond........................................  April 23, 1993
Inflation-Protected Securities(1)........................  October 2, 1995
Core Bond................................................  April 23, 1993
Total Return Bond........................................  June 3, 2005
High Yield Bond..........................................  October 2, 1995
Balanced.................................................  April 23, 1993
Value & Income...........................................  May 1, 1996
Value....................................................  June 3, 2005
Stock Index..............................................  March 10, 1999
Growth & Income..........................................  April 23, 1993
Equity Growth............................................  April 23, 1993
Aggressive Equity........................................  May 1, 1996
Mid-Cap Value............................................  August 15, 2001
Mid-Cap Growth...........................................  September 6, 2001
Small-Cap Value..........................................  July 10, 2002
Special Equity...........................................  April 23, 1993
Small-Cap Growth.........................................  August 9, 2002
International Equity.....................................  October 2, 1995



--------

(1)    Changed name from Intermediate Government Bond on May 1, 2007.

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



1. ORGANIZATION (CONTINUED)


At June 30, 2007, each Fund's investment in the corresponding Series Portfolio/Master Investment Portfolio was as follows:



                                                                 PERCENTAGE OF
FUND                                                        INTEREST IN PORTFOLIOS
----                                                        ----------------------


Money Market..............................................           38.69
High Quality Bond.........................................           34.40
Inflation-Protected Securities............................           40.80
Core Bond.................................................           34.68
Total Return Bond.........................................           32.94
High Yield Bond...........................................           39.50
Balanced..................................................           36.15
Value & Income............................................           33.30
Value.....................................................           47.98
Stock Index...............................................           24.96
Growth & Income...........................................           41.82
Equity Growth.............................................           29.57
Aggressive Equity.........................................           40.33
Mid-Cap Value.............................................           55.00
Mid-Cap Growth............................................           40.62
Small-Cap Value...........................................           39.41
Special Equity............................................           32.83
Small-Cap Growth..........................................           29.86
International Equity......................................           31.37


The financial statements of the Series Portfolio and the Master Investment Portfolio, including the Portfolios of Investments, accompany this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's Notes to Financial Statements, which accompany this report.

The valuation policy of the securities held by the Master Investment Portfolio is discussed in Note 1 of the Master Investment Portfolio's Notes to Financial Statements, which accompany this report.

     B. INVESTMENT INCOME:

Each Fund is allocated its share of income and expenses from its investment in the corresponding series of the Series Portfolio or Master Investment Portfolio. All of the net investment income and realized and unrealized

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


gains and losses from the security transactions of the Series Portfolio or the Master Investment Portfolio are allocated pro rata among the investors and recorded by the Funds on a daily basis.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

     D. FEDERAL INCOME TAXES:

Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Funds had the following capital loss carryforwards at December 31, 2006, which are available to offset future realized capital gains, if any:


                                                         CAPITAL LOSS  EXPIRATION
FUND                                                     CARRYFORWARD     DATE
----                                                     ------------  ----------


Money Market...........................................   $    20,841     2008
                                                               33,677     2012
High Quality Bond......................................       322,235     2011
                                                              827,484     2012
                                                            2,597,290     2013
                                                            2,170,225     2014
Inflation-Protected Securities.........................       377,166     2012
                                                            1,932,980     2013
                                                            2,221,656     2014
Core Bond..............................................     2,454,284     2013
                                                            5,071,349     2014
High Yield Bond........................................     2,124,434     2010
                                                            3,872,876     2011
Balanced...............................................     2,588,029     2011
Stock Index............................................     3,373,686     2009
                                                           12,607,827     2010
                                                            1,866,826     2011
                                                              988,880     2012
                                                            1,520,479     2013
                                                            2,681,369     2014
Growth & Income........................................    16,163,060     2010
                                                           20,243,934     2011
Equity Growth..........................................    28,581,923     2010
                                                           14,505,930     2011

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



                                                         CAPITAL LOSS  EXPIRATION
FUND                                                     CARRYFORWARD     DATE
----                                                     ------------  ----------

Aggressive Equity......................................   $10,806,969     2009
                                                           49,377,829     2010
Small-Cap Growth.......................................     1,255,444     2014


     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to all Funds are allocated based on relative net assets or another methodology appropriate in the circumstances.

     F. OTHER:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     G. NEW ACCOUNTING PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing each Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON USA"), under which the Advisor provides administration and transfer agency services. AEGON USA is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON NV ("AEGON"), a corporation based in the Netherlands which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds (except the Stock Index Fund), which is accrued daily and payable monthly, at the annual rate of 0.30% of each Fund's average daily net assets. The Advisor receives a monthly fee from the Stock Index Fund at an annual rate of 0.40% of the Fund's average daily net assets, which includes both advisory and administrative services. This amount is reduced by the advisory fee charged by MIP of 0.05%. For these services, the Advisor earned an aggregate of $10,942,774 for the

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


period ended June 30, 2007. The Advisor is also the advisor to the Series Portfolio and accordingly the net assets of the Series Portfolio will reflect the fees and other expenses paid to the Advisor.

The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund at an annual rate of 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Funds. The aggregate distribution fees incurred by the Funds amounted to $8,976,373 for the period ended June 30, 2007.

The Advisor and Distributor have voluntarily undertaken to reimburse expenses of each Fund, to the extent necessary, to limit expenses to a rate equal to the percentage specified in the table below of the corresponding Fund's average daily net assets, including the expenses of the Series Portfolio.


                                                             DIVERSIFIED CLASS
FUND                                                            EXPENSE CAP
----                                                      ----------------------


Money Market............................................  80 basis points (b.p.)
High Quality Bond.......................................         100 b.p.
Inflation-Protected Securities..........................         100 b.p.
Core Bond...............................................         100 b.p.
Total Return Bond.......................................         100 b.p.
High Yield Bond.........................................         110 b.p.
Balanced................................................         110 b.p.
Value & Income..........................................         100 b.p.
Value...................................................         105 b.p.
Stock Index.............................................          65 b.p.
Growth & Income.........................................         115 b.p.
Equity Growth...........................................         125 b.p.
Aggressive Equity.......................................         130 b.p.
Mid-Cap Value...........................................         125 b.p.
Mid-Cap Growth..........................................         135 b.p.
Small-Cap Value.........................................         150 b.p.
Special Equity..........................................         150 b.p.
Small-Cap Growth........................................         155 b.p.
International Equity....................................         140 b.p.


Of the fees earned by the Distributor, $847,584 was reimbursed.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated funds, for which they receive fees. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the period ended June 30, 2007 amounted to $56,856.

4. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



4. CONCENTRATIONS AND INDEMNIFICATIONS (CONTINUED)


unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5. SUBSEQUENT EVENT

At a meeting held on August 10, 2007, the Board of Trustees of the Trust approved a series of measures that are designed to benefit the Funds by making the Trust part of a larger family of investment companies that are managed by Transamerica Fund Advisors, Inc. ("TFA"), an investment adviser that, along with the Advisor, is an indirect, wholly-owned subsidiary of AEGON. The Board has authorized seeking shareholder approval for these measures where required. A proxy statement describing these initiatives is expected to be mailed later in 2007.

                        DIVERSIFIED INVESTORS FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS

6. CAPITAL SHARE TRANSACTIONS



                                                           PERIOD ENDED
                                                          JUNE 30, 2007       YEAR ENDED
                                                           (UNAUDITED)    DECEMBER 31, 2006
                                                          -------------   -----------------
                                                              SHARES            SHARES
                                                          -------------   -----------------


MONEY MARKET
Sold during period/year.................................    48,900,954        144,290,052
Issued on reinvestment of dividends and distributions...       710,797          1,492,796
Redeemed during period/year.............................   (49,088,655)      (145,652,034)
                                                           -----------       ------------
Net increase (decrease).................................       523,096            130,814
                                                           ===========       ============
HIGH QUALITY BOND
Sold during period/year.................................     2,709,179         14,279,799
Issued on reinvestment of dividends and distributions...       446,888            975,478
Redeemed during period/year.............................    (2,692,152)       (17,617,603)
                                                           -----------       ------------
Net increase (decrease).................................       463,915         (2,362,326)
                                                           ===========       ============
INFLATION-PROTECTED SECURITIES
Sold during period/year.................................     1,218,984          2,545,568
Issued on reinvestment of dividends and distributions...       147,169            324,158
Redeemed during period/year.............................    (1,813,594)        (6,974,632)
                                                           -----------       ------------
Net increase (decrease).................................      (447,441)        (4,104,906)
                                                           ===========       ============
CORE BOND
Sold during period/year.................................     5,474,110         14,128,818
Issued on reinvestment of dividends and distributions...     1,210,439          2,633,199
Redeemed during period/year.............................    (8,153,223)       (21,581,733)
                                                           -----------       ------------
Net increase (decrease).................................    (1,468,674)        (4,819,716)
                                                           ===========       ============
TOTAL RETURN BOND
Sold during period/year.................................     6,852,215          4,431,766
Issued on reinvestment of dividends and distributions...       185,235            171,572
Redeemed during period/year.............................    (2,169,518)        (1,105,775)
                                                           -----------       ------------
Net increase (decrease).................................     4,867,932          3,497,563
                                                           ===========       ============
HIGH YIELD BOND
Sold during period/year.................................     3,666,738          7,241,623
Issued on reinvestment of dividends and distributions...       746,849          1,502,514
Redeemed during period/year.............................    (3,669,610)        (6,677,212)
                                                           -----------       ------------
Net increase (decrease).................................       743,977          2,066,925
                                                           ===========       ============
BALANCED
Sold during period/year.................................       898,246          1,987,537
Issued on reinvestment of dividends and distributions...        87,797            220,074
Redeemed during period/year.............................    (1,845,576)        (4,857,848)
                                                           -----------       ------------
Net increase (decrease).................................      (859,533)        (2,650,237)
                                                           ===========       ============
VALUE & INCOME
Sold during period/year.................................     5,256,710         11,184,706
Issued on reinvestment of dividends and distributions...       250,518          4,112,212
Redeemed during period/year.............................    (7,889,131)       (17,687,317)
                                                           -----------       ------------
Net increase (decrease).................................    (2,381,903)        (2,390,399)
                                                           ===========       ============

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                           PERIOD ENDED
                                                          JUNE 30, 2007       YEAR ENDED
                                                           (UNAUDITED)    DECEMBER 31, 2006
                                                          -------------   -----------------
                                                              SHARES            SHARES
                                                          -------------   -----------------

VALUE
Sold during period/year.................................     2,923,916          3,714,628
Issued on reinvestment of dividends and distributions...        25,800            240,808
Redeemed during period/year.............................    (1,146,138)          (844,199)
                                                           -----------       ------------
Net increase (decrease).................................     1,803,578          3,111,237
                                                           ===========       ============
STOCK INDEX
Sold during period/year.................................     9,771,899         15,534,481
Issued on reinvestment of dividends and distributions...       373,970            801,820
Redeemed during period/year.............................    (8,484,987)       (20,857,829)
                                                           -----------       ------------
Net increase (decrease).................................     1,660,882         (4,521,528)
                                                           ===========       ============
GROWTH & INCOME
Sold during period/year.................................     1,652,754          4,739,347
Issued on reinvestment of dividends and distributions...        51,898            149,828
Redeemed during period/year.............................    (5,106,754)       (10,567,123)
                                                           -----------       ------------
Net increase (decrease).................................    (3,402,102)        (5,677,948)
                                                           ===========       ============
EQUITY GROWTH
Sold during period/year.................................     2,317,729          7,651,510
Issued on reinvestment of dividends and distributions...            --                 --
Redeemed during period/year.............................    (7,075,520)       (17,813,322)
                                                           -----------       ------------
Net increase (decrease).................................    (4,757,791)       (10,161,812)
                                                           ===========       ============
AGGRESSIVE EQUITY
Sold during period/year.................................     1,249,189          3,352,189
Issued on reinvestment of dividends and distributions...            --              3,729
Redeemed during period/year.............................    (3,038,900)        (6,119,394)
                                                           -----------       ------------
Net increase (decrease).................................    (1,789,711)        (2,763,476)
                                                           ===========       ============
MID-CAP VALUE
Sold during period/year.................................     6,165,729         11,849,173
Issued on reinvestment of dividends and distributions...       123,465          2,889,813
Redeemed during period/year.............................    (3,395,705)        (6,834,399)
                                                           -----------       ------------
Net increase (decrease).................................     2,893,489          7,904,587
                                                           ===========       ============
MID-CAP GROWTH
Sold during period/year.................................     1,229,387          4,531,587
Issued on reinvestment of dividends and distributions...            --            866,597
Redeemed during period/year.............................    (2,510,710)        (4,693,774)
                                                           -----------       ------------
Net increase (decrease).................................    (1,281,323)           704,410
                                                           ===========       ============
SMALL-CAP VALUE
Sold during period/year.................................       532,586          2,332,608
Issued on reinvestment of dividends and distributions...        19,053            746,525
Redeemed during period/year.............................    (1,898,190)        (2,725,715)
                                                           -----------       ------------
Net increase (decrease).................................    (1,346,551)           353,418
                                                           ===========       ============

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6. CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                           PERIOD ENDED
                                                          JUNE 30, 2007       YEAR ENDED
                                                           (UNAUDITED)    DECEMBER 31, 2006
                                                          -------------   -----------------
                                                              SHARES            SHARES
                                                          -------------   -----------------

SPECIAL EQUITY
Sold during period/year.................................     2,028,553          5,356,825
Issued on reinvestment of dividends and distributions...            --          2,271,937
Redeemed during period/year.............................    (3,824,189)        (8,918,548)
                                                           -----------       ------------
Net increase (decrease).................................    (1,795,636)        (1,289,786)
                                                           ===========       ============
SMALL-CAP GROWTH
Sold during period/year.................................       399,962          1,373,349
Issued on reinvestment of dividends and distributions...            --            476,812
Redeemed during period/year.............................      (596,809)        (1,146,266)
                                                           -----------       ------------
Net increase (decrease).................................      (196,847)           703,895
                                                           ===========       ============
INTERNATIONAL EQUITY
Sold during period/year.................................     5,764,725         12,526,238
Issued on reinvestment of dividends and distributions...       364,390          4,947,962
Redeemed during period/year.............................    (6,366,651)       (17,922,595)
                                                           -----------       ------------
Net increase (decrease).................................      (237,536)          (448,395)
                                                           ===========       ============


                        DIVERSIFIED INVESTORS FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

7. CLASS DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions per class for the year ended December 31, 2006 were as follows:


                                                                                    STEPHENS
                                                          DIVERSIFIED CLASS   INSTITUTIONAL CLASS
FUND                                                          OF SHARES            OF SHARES
----                                                      -----------------   -------------------


MONEY MARKET
Net investment income...................................     $15,849,479            $ 1,140
Tax return of capital...................................          20,105                 --
HIGH YIELD BOND
Net investment income...................................      14,221,005             18,396
VALUE & INCOME
Net investment income...................................      10,145,250             20,862
Net realized gains from investment transactions.........      95,511,911                 --
SPECIAL EQUITY
Net realized gains from investment transactions.........      54,069,380                 --
INTERNATIONAL EQUITY
Net investment income...................................      15,680,500              2,949
Net realized gains from investment transactions.........      69,796,571                 --


8. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets in a corresponding series of the Series Portfolio, the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures for the Series Portfolio is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Advisor's website at www.divinvest.com (Click on the icon for Participants, then click on Fund information, choose Investment Funds, click on a Fund, then click on the Fund information tab) or (iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolios are required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series Portfolio's filing for the twelve months ended June 30, 2007 is available without charge, upon request.

9. QUARTERLY PORTFOLIOS

The Series Portfolio will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. The Series Portfolios' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:


                                             INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS FROM
                                        ---------------------------                 -------------------------------------
                                                                         TOTAL
                           NET ASSET        NET       NET REALIZED       INCOME                      NET           TAX
  FOR THE                   VALUE,      INVESTMENT   AND UNREALIZED   (LOSS) FROM       NET        REALIZED      RETURN
PERIOD/YEAR              BEGINNING OF     INCOME     GAINS (LOSSES)    INVESTMENT   INVESTMENT     GAINS ON        OF
   ENDED                  PERIOD/YEAR    (LOSS)(A)   ON INVESTMENTS    OPERATIONS     INCOME     INVESTMENTS   CAPITAL(B)
-----------              ------------   ----------   --------------   -----------   ----------   -----------   ----------



MONEY MARKET
06/30/2007(1)               $10.62         $0.24         $   --          $ 0.24       $(0.22)       $   --       $   --
12/31/2006                   10.62          0.45           0.00**          0.45        (0.45)           --        (0.00)**
12/31/2005                   10.62          0.26           0.00**          0.26        (0.26)           --           --
12/31/2004                   10.62          0.07          (0.00)**         0.07        (0.07)           --           --
12/31/2003                   10.62          0.06           0.00**          0.06        (0.06)           --           --
12/31/2002                   10.61          0.13           0.00**          0.13        (0.12)           --           --

HIGH QUALITY BOND
06/30/2007(1)                11.35          0.22          (0.03)           0.19        (0.20)           --           --
12/31/2006                   11.34          0.39           0.03            0.42        (0.41)           --           --
12/31/2005                   11.53          0.31          (0.15)           0.16        (0.35)           --        (0.00)**
12/31/2004                   11.73          0.28          (0.18)           0.10        (0.30)           --           --
12/31/2003                   11.85          0.31          (0.10)           0.21        (0.33)           --        (0.00)**
12/31/2002                   11.69          0.48           0.16            0.64        (0.48)        (0.00)**     (0.00)**

INFLATION-PROTECTED SECURITIES
06/30/2007(1)                10.50          0.31          (0.33)          (0.02)       (0.28)           --           --
12/31/2006                   10.64          0.41          (0.11)           0.30        (0.44)           --           --
12/31/2005                   10.88          0.30          (0.23)           0.07        (0.31)           --           --
12/31/2004                   10.98          0.21          (0.10)           0.11        (0.21)           --        (0.00)**
12/31/2003                   11.49          0.26          (0.15)           0.11        (0.32)        (0.29)       (0.01)
12/31/2002                   11.13          0.38           0.46            0.84        (0.36)        (0.10)       (0.02)

CORE BOND
06/30/2007(1)                12.27          0.26          (0.23)           0.03        (0.24)           --           --
12/31/2006                   12.34          0.48          (0.05)           0.43        (0.50)           --           --
12/31/2005                   12.56          0.43          (0.20)           0.23        (0.45)        (0.00)**        --
12/31/2004                   12.60          0.39           0.11            0.50        (0.50)        (0.04)          --
12/31/2003                   12.61          0.37           0.14            0.51        (0.37)        (0.04)       (0.11)
12/31/2002                   12.26          0.55           0.48            1.03        (0.56)        (0.09)       (0.03)

TOTAL RETURN BOND
06/30/2007(1)                 9.93          0.22          (0.19)           0.03        (0.19)           --           --
12/31/2006                    9.90          0.41           0.02            0.43        (0.36)        (0.04)          --
12/31/2005(2)                10.00          0.22          (0.21)           0.01        (0.11)           --           --


                                                                                    RATIOS TO AVERAGE NET ASSETS
                                                                   --------------------------------------------------------------
                                                                    EXPENSES,        EXPENSES,
         TOTAL         NET ASSET                                    INCLUDING      INCLUDING THE         NET       NET INVESTMENT
       DIVIDENDS         VALUE,                     NET ASSETS,    THE SERIES    SERIES PORTFOLIO    INVESTMENT     INCOME (LOSS)
          AND            END OF       TOTAL           END OF        PORTFOLIO     OR MIP (NET OF       INCOME          (NET OF
     DISTRIBUTIONS    PERIOD/YEAR    RETURN         PERIOD/YEAR      OR MIP       REIMBURSEMENT)       (LOSS)      REIMBURSEMENT)
     -------------    -----------    ------        ------------    ----------    ----------------    ----------    --------------




         $(0.22)         $10.64        2.30%       $367,557,540       0.85%*           0.80%*           4.51%*          4.56%*
          (0.45)          10.62        4.31         361,326,417       0.86             0.80             4.18            4.24
          (0.26)          10.62        2.47         359,994,271       0.86             0.80             2.38            2.44
          (0.07)          10.62        0.65         379,443,798       0.86             0.80             0.60            0.66
          (0.06)          10.62        0.59         382,372,748       0.86             0.80             0.53            0.59
          (0.12)          10.62        1.24         444,186,759       0.85             0.80             1.13            1.18



          (0.20)          11.34        1.68         294,315,079       0.95*            0.95*            3.80*           3.80*
          (0.41)          11.35        3.78         289,128,824       0.96             0.96             3.45            3.45
          (0.35)          11.34        1.38         315,638,896       0.97             0.97             2.67            2.67
          (0.30)          11.53        0.89         297,612,228       0.96             0.96             2.39            2.39
          (0.33)          11.73        1.75         265,246,912       0.97             0.97             2.58            2.58
          (0.48)          11.85        5.54         164,846,851       0.96             0.96             4.08            4.08



          (0.28)          10.20       (0.21)         55,277,012       1.04*            1.00(d)*         5.82*           5.86*
          (0.44)          10.50        2.92          61,590,667       1.02             1.00(d)          3.91            3.93
          (0.31)          10.64        0.66         106,149,295       1.00             1.00             2.82            2.82
          (0.21)          10.88        1.02         119,108,777       1.01             0.99(d)          1.86            1.88
          (0.62)          10.98        0.97         132,454,383       0.98             0.98             2.31            2.31
          (0.48)          11.49        7.71         165,269,834       0.97             0.97             3.37            3.37



          (0.24)          12.06        0.25         739,738,706       0.95*            0.95*            4.24*           4.24*
          (0.50)          12.27        3.54         770,440,948       0.96             0.96             3.92            3.92
          (0.45)          12.34        1.86         834,004,721       0.96             0.96             3.42            3.42
          (0.54)          12.56        4.04         737,016,195       0.96             0.96             3.05            3.05
          (0.52)          12.60        4.05         649,182,638       0.97             0.97             2.93            2.93
          (0.68)          12.61        8.56         379,892,112       0.95             0.95             4.44            4.44



          (0.19)           9.77        0.25         102,863,019       1.02*            1.00(d)*         4.41*           4.43*
          (0.40)           9.93        4.40          56,195,959       1.17             1.00(d)          3.99            4.16
          (0.11)           9.90        0.06          21,430,500       1.88*            1.00(d)*         2.94*           3.82*

      PORTFOLIO
     TURNOVER(C)
     -----------




          N/A
          N/A
          N/A
          N/A
          N/A
          N/A


           26%
           55
           58
           48
           50
           54


          235
          525
          756
          554
          392
          134


          298(e)
          487(e)
        1,003(e)
          885(e)
          922(e)
          462


          264(e)
          470(e)
          327(e)

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year:


                                             INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS FROM
                                        ---------------------------                 -------------------------------------
                                                                         TOTAL
                           NET ASSET        NET       NET REALIZED       INCOME                      NET
  FOR THE                   VALUE,      INVESTMENT   AND UNREALIZED   (LOSS) FROM       NET        REALIZED        TAX
PERIOD/YEAR              BEGINNING OF     INCOME     GAINS (LOSSES)    INVESTMENT   INVESTMENT     GAINS ON     RETURN OF
   ENDED                  PERIOD/YEAR    (LOSS)(A)   ON INVESTMENTS    OPERATIONS     INCOME     INVESTMENTS   CAPITAL(B)
-----------              ------------   ----------   --------------   -----------   ----------   -----------   ----------



HIGH YIELD BOND
06/30/2007(1)               $ 9.63         $0.36         $(0.05)         $ 0.31       $(0.32)       $   --       $   --
12/31/2006                    9.28          0.70           0.32            1.02        (0.67)           --           --
12/31/2005                    9.68          0.68          (0.41)           0.27        (0.67)           --           --
12/31/2004                    9.47          0.72           0.18            0.90        (0.69)           --           --
12/31/2003                    8.12          0.76           1.38            2.14        (0.79)           --           --
12/31/2002                    8.70          0.72          (0.58)           0.14        (0.71)           --        (0.01)

BALANCED
06/30/2007(1)                16.13          0.18           0.31            0.49        (0.17)           --           --
12/31/2006                   14.84          0.33           1.30            1.63        (0.34)           --           --
12/31/2005                   14.40          0.24           0.46            0.70        (0.26)           --           --
12/31/2004                   13.61          0.23           0.81            1.04        (0.25)           --           --
12/31/2003                   11.83          0.20           1.79            1.99        (0.19)           --        (0.02)
12/31/2002                   13.52          0.27          (1.69)          (1.42)       (0.27)           --           --

VALUE & INCOME
06/30/2007(1)                25.97          0.07           1.71            1.78        (0.15)           --           --
12/31/2006                   23.69          0.24           4.45            4.69        (0.23)        (2.18)          --
12/31/2005                   24.42          0.21           1.35            1.56        (0.20)        (2.09)          --
12/31/2004                   22.38          0.29           2.45            2.74        (0.26)        (0.44)          --
12/31/2003                   18.02          0.27           4.36            4.63        (0.27)           --        (0.00)**
12/31/2002                   21.67          0.29          (3.67)          (3.38)       (0.25)        (0.02)          --

VALUE
06/30/2007(1)                11.58          0.05           0.56            0.61        (0.05)           --           --
12/31/2006                   10.69          0.10           1.49            1.59        (0.08)        (0.62)          --
12/31/2005(2)                10.00          0.09           0.64            0.73        (0.04)        (0.00)**        --

STOCK INDEX
06/30/2007(1)                11.03          0.07           0.65            0.72        (0.07)           --           --
12/31/2006                    9.71          0.14           1.32            1.46        (0.14)           --        (0.00)**
12/31/2005                    9.43          0.12           0.28            0.40        (0.12)           --           --
12/31/2004                    8.67          0.13           0.75            0.88        (0.12)           --           --
12/31/2003                    6.85          0.09           1.81            1.90        (0.08)           --           --
12/31/2002                    8.94          0.08          (2.10)          (2.02)       (0.07)           --           --


                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                     --------------------------------------------------------------
                                                                      EXPENSES,        EXPENSES,
         TOTAL         NET ASSET                                      INCLUDING      INCLUDING THE         NET       NET INVESTMENT
       DIVIDENDS         VALUE,                      NET ASSETS,     THE SERIES    SERIES PORTFOLIO    INVESTMENT     INCOME (LOSS)
          AND            END OF       TOTAL            END OF         PORTFOLIO     OR MIP (NET OF       INCOME          (NET OF
     DISTRIBUTIONS    PERIOD/YEAR    RETURN          PERIOD/YEAR       OR MIP       REIMBURSEMENT)       (LOSS)      REIMBURSEMENT)
     -------------    -----------    ------        --------------    ----------    ----------------    ----------    --------------




         $(0.32)         $ 9.62        3.27%       $  221,756,769       1.16%*           1.10%*            7.21%*         7.27%*
          (0.67)           9.63       11.33           214,911,223       1.18             1.10              7.28           7.36
          (0.67)           9.28        2.91           187,748,445       1.19             1.10              7.16           7.25
          (0.69)           9.68        9.94           156,676,281       1.19             1.10(d)           7.48           7.57
          (0.79)           9.47       27.22           120,122,156       1.21             1.10              8.49           8.60
          (0.72)           8.12        1.72            98,987,713       1.18             1.10              8.59           8.67



          (0.17)          16.45        3.07           136,155,508       1.11*            1.09(d)*          2.18*          2.20*
          (0.34)          16.13       11.10           147,401,557       1.12             1.09(d)           2.10           2.13
          (0.26)          14.84        4.91           174,962,738       1.13             1.09(d)           1.62           1.66
          (0.25)          14.40        7.73           198,487,194       1.10             1.08(d)           1.62           1.64
          (0.21)          13.61       17.00           204,344,308       1.10             1.08(d)           1.56           1.58
          (0.27)          11.83      (10.56)          166,426,376       1.09             1.07              2.16           2.18



          (0.15)          27.60        6.87         1,227,983,097       1.04*            1.00*             0.49*          0.53*
          (2.41)          25.97       20.05         1,217,320,108       1.05             1.00              0.90           0.95
          (2.29)          23.69        6.33         1,166,964,129       1.05             1.00              0.81           0.86
          (0.70)          24.42       12.31         1,115,110,989       1.05             1.00              1.23           1.28
          (0.27)          22.38       25.88           858,821,529       1.05             1.00              1.33           1.38
          (0.27)          18.02      (15.70)          561,896,237       1.05             1.00              1.41           1.46



          (0.05)          12.14        5.28            78,761,306       1.19*            1.05(d)*          0.71*          0.85*
          (0.70)          11.58       14.98            54,247,573       1.40             1.05(d)           0.58           0.93
          (0.04)          10.69        7.27            16,845,098       2.94*            1.05(d)*         (0.48)*         1.41*



          (0.07)          11.68        6.55           706,969,707       0.67*            0.65(d)*          1.29*          1.31*
          (0.14)          11.03       15.16           648,855,036       0.68             0.65(d)           1.31           1.34
          (0.12)           9.71        4.24           615,460,968       0.67             0.65              1.23           1.25
          (0.12)           9.43       10.19           533,833,593       0.67             0.65              1.40           1.42
          (0.08)           8.67       27.85           417,867,416       0.69             0.65              1.10           1.14
          (0.07)           6.85      (22.65)          189,375,363       0.68             0.65              0.96           0.99

      PORTFOLIO
     TURNOVER(C)
     -----------




          51%
          93
          68
          80
         136
          95


         126(e)
         224(e)
         367(e)
         338(e)
         377(e)
         289


          14
          31
          89
          44
          70
          31


          21
          74
          21


           3
          14
          10
          14
           8
          12

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year:


                                             INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS FROM
                                        ---------------------------                 -------------------------------------
                                                                         TOTAL
                           NET ASSET        NET       NET REALIZED       INCOME                      NET
  FOR THE                   VALUE,      INVESTMENT   AND UNREALIZED   (LOSS) FROM       NET        REALIZED        TAX
PERIOD/YEAR              BEGINNING OF     INCOME     GAINS (LOSSES)    INVESTMENT   INVESTMENT     GAINS ON     RETURN OF
   ENDED                  PERIOD/YEAR    (LOSS)(A)   ON INVESTMENTS    OPERATIONS     INCOME     INVESTMENTS   CAPITAL(B)
-----------              ------------   ----------   --------------   -----------   ----------   -----------   ----------



GROWTH & INCOME
06/30/2007(1)               $22.54        $ 0.06         $ 1.32          $ 1.38       $(0.06)       $   --       $   --
12/31/2006                   20.39          0.12           2.16            2.28        (0.13)           --           --
12/31/2005                   19.22          0.09           1.17            1.26        (0.09)           --           --
12/31/2004                   17.55          0.13           1.66            1.79        (0.12)           --           --
12/31/2003                   14.27          0.08           3.28            3.36        (0.08)           --        (0.00)**
12/31/2002                   18.58          0.05          (4.32)          (4.27)       (0.04)           --           --

EQUITY GROWTH
06/30/2007(1)                21.10         (0.02)          1.10            1.08           --            --           --
12/31/2006                   20.38         (0.03)          0.75            0.72           --            --           --
12/31/2005                   19.13         (0.05)          1.31            1.26        (0.01)           --           --
12/31/2004                   17.86          0.02           1.26            1.28        (0.01)           --           --
12/31/2003                   14.20         (0.04)          3.70            3.66           --            --        (0.00)**
12/31/2002                   18.70         (0.05)         (4.45)          (4.50)          --            --           --

AGGRESSIVE EQUITY
06/30/2007(1)                14.53         (0.05)          1.58            1.53           --            --           --
12/31/2006                   13.72         (0.09)          0.90            0.81        (0.00)**         --           --
12/31/2005                   12.75         (0.08)          1.05            0.97           --            --           --
12/31/2004                   11.43         (0.11)          1.43            1.32           --            --           --
12/31/2003                    8.97         (0.11)          2.57            2.46           --            --           --
12/31/2002                   12.27         (0.11)         (3.19)          (3.30)          --            --           --

MID-CAP VALUE
06/30/2007(1)                14.80          0.05           1.53            1.58        (0.05)           --           --
12/31/2006                   13.70          0.09           2.31            2.40        (0.09)        (1.21)          --
12/31/2005                   13.87          0.11           1.16            1.27        (0.11)        (1.33)          --
12/31/2004                   12.23          0.03           2.96            2.99        (1.16)        (0.19)          --
12/31/2003                    9.14          0.00**         3.72            3.72        (0.57)        (0.06)          --
12/31/2002                   10.91         (0.00)**       (1.74)          (1.74)          --            --        (0.03)

MID-CAP GROWTH
06/30/2007(1)                10.44         (0.04)          1.42            1.38           --            --           --
12/31/2006                   11.06         (0.10)          0.26            0.16           --         (0.78)          --
12/31/2005                   10.35         (0.10)          1.42            1.32           --         (0.61)          --
12/31/2004                    9.49         (0.09)          1.45            1.36        (0.04)        (0.46)          --
12/31/2003                    7.53         (0.08)          2.06            1.98        (0.02)           --           --
12/31/2002                   10.26         (0.08)         (2.62)          (2.70)          --         (0.03)       (0.00)**


                                                                                    RATIOS TO AVERAGE NET ASSETS
                                                                   --------------------------------------------------------------
                                                                    EXPENSES,        EXPENSES,
         TOTAL         NET ASSET                                    INCLUDING      INCLUDING THE         NET       NET INVESTMENT
       DIVIDENDS         VALUE,                     NET ASSETS,    THE SERIES    SERIES PORTFOLIO    INVESTMENT     INCOME (LOSS)
          AND            END OF       TOTAL           END OF        PORTFOLIO     OR MIP (NET OF       INCOME          (NET OF
     DISTRIBUTIONS    PERIOD/YEAR    RETURN         PERIOD/YEAR      OR MIP       REIMBURSEMENT)       (LOSS)      REIMBURSEMENT)
     -------------    -----------    ------        ------------    ----------    ----------------    ----------    --------------




         $(0.06)         $23.86        6.13%       $450,610,294       1.20%*           1.15%*            0.44%*          0.49%*
          (0.13)          22.54       11.22         502,473,277       1.20             1.15              0.54            0.59
          (0.09)          20.39        6.55         570,383,726       1.21             1.15              0.38            0.44
          (0.12)          19.22       10.23         592,035,283       1.21             1.15              0.66            0.72
          (0.08)          17.55       23.59         562,394,751       1.21             1.15              0.44            0.50
          (0.04)          14.27      (22.98)        403,171,118       1.23             1.15              0.20            0.28



             --           22.18        5.12         720,356,642       1.21*            1.21*            (0.16)*         (0.16)*
             --           21.10        3.53         785,604,231       1.21             1.21             (0.15)          (0.15)
          (0.01)          20.38        6.57         965,912,967       1.22             1.22             (0.24)          (0.24)
          (0.01)          19.13        7.17         980,140,429       1.21             1.21              0.11            0.11
          (0.00)**        17.86       25.77         852,572,867       1.22             1.22             (0.24)          (0.24)
             --           14.20      (24.06)        439,239,021       1.21             1.21             (0.34)          (0.34)



             --           16.06       10.53         147,817,218       1.40*            1.30(d)*         (0.74)*         (0.64)*
          (0.00)**        14.53        5.93         159,789,416       1.40             1.30(d)          (0.78)          (0.68)
             --           13.72        7.61         188,815,294       1.40             1.30(d)          (0.75)          (0.65)
             --           12.75       11.55         216,191,164       1.54             1.45(d)          (1.07)          (0.98)
             --           11.43       27.42         213,243,572       1.60             1.50(d)          (1.20)          (1.10)
             --            8.97      (26.89)        178,049,600       1.59             1.50             (1.18)          (1.09)



          (0.05)          16.33       10.71         618,714,078       1.27*            1.25(d)*          0.67*           0.69*
          (1.30)          14.80       17.74         517,977,045       1.28             1.25(d)           0.59            0.62
          (1.44)          13.70        9.13         371,342,827       1.30             1.25(d)           0.69            0.74
          (1.35)          13.87       24.69         239,718,457       1.30             1.25(d)           0.21            0.26
          (0.63)          12.23       40.97         111,245,419       1.36             1.25(d)          (0.10)           0.01
          (0.03)           9.14      (16.00)         16,041,618       2.01             1.25             (0.74)           0.02



             --           11.82       13.12         125,164,352       1.36*            1.35(d)*         (0.73)*         (0.72)*
          (0.78)          10.44        1.58         123,994,883       1.34             1.34(d)          (0.90)          (0.90)
          (0.61)          11.06       12.69         123,571,226       1.36             1.34(d)          (0.99)          (0.97)
          (0.50)          10.35       14.66         103,629,226       1.39             1.35(d)          (0.93)          (0.89)
          (0.02)           9.49       26.33          81,549,652       1.42             1.35(d)          (0.96)          (0.89)
          (0.03)           7.53      (26.35)         12,179,460       2.00             1.35             (1.63)          (0.98)

      PORTFOLIO
     TURNOVER(C)
     -----------




          61%
          73
          79
         184
         100
         115


          81
          84
          76
         129
          61
          75


          52
         147
         187
         252
         165
          87


          31
          80
         112
         147
         156
         156


          79
         151
         142
         223
         100
         138

                        DIVERSIFIED INVESTORS FUNDS GROUP
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year:


                                             INCOME (LOSS) FROM
                                           INVESTMENT OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS FROM
                                        ---------------------------                 -------------------------------------
                                                                         TOTAL
                           NET ASSET        NET       NET REALIZED       INCOME                      NET
  FOR THE                   VALUE,      INVESTMENT   AND UNREALIZED   (LOSS) FROM       NET        REALIZED        TAX
PERIOD/YEAR              BEGINNING OF     INCOME     GAINS (LOSSES)    INVESTMENT   INVESTMENT     GAINS ON     RETURN OF
   ENDED                  PERIOD/YEAR    (LOSS)(A)   ON INVESTMENTS    OPERATIONS     INCOME     INVESTMENTS   CAPITAL(B)
-----------              ------------   ----------   --------------   -----------   ----------   -----------   ----------



SMALL-CAP VALUE
06/30/2007(1)               $12.15        $ 0.04         $ 0.44          $ 0.48       $(0.03)       $   --       $   --
12/31/2006                   12.20         (0.04)          1.13            1.09           --         (1.14)          --
12/31/2005                   13.40         (0.06)         (0.63)          (0.69)          --         (0.50)       (0.01)
12/31/2004                   11.66         (0.04)          2.47            2.43        (0.26)        (0.43)          --
12/31/2003                    8.56          0.10           3.34            3.44        (0.28)        (0.03)       (0.03)
12/31/2002(3)                10.00         (0.01)         (1.07)          (1.08)          --         (0.36)          --

SPECIAL EQUITY
06/30/2007(1)                23.89          0.01           1.45            1.46           --            --           --
12/31/2006                   24.73         (0.07)          2.73            2.66           --         (3.50)          --
12/31/2005                   26.39         (0.12)          2.75            2.63           --         (4.29)          --
12/31/2004                   23.57         (0.10)          2.92            2.82           --            --           --
12/31/2003                   16.46         (0.11)          7.22            7.11           --            --           --
12/31/2002                   21.89         (0.10)         (5.33)          (5.43)          --            --           --

SMALL-CAP GROWTH
06/30/2007(1)                13.75         (0.08)          1.85            1.77           --            --           --
12/31/2006                   14.48         (0.14)          1.11            0.97           --         (1.70)       (0.00)**
12/31/2005                   15.48         (0.16)          0.17            0.01           --         (1.01)          --
12/31/2004                   13.92         (0.16)          1.72            1.56           --            --           --
12/31/2003                   10.31         (0.10)          4.06            3.96        (0.24)        (0.08)       (0.03)
12/31/2002(4)                10.00         (0.04)          0.35            0.31           --            --           --

INTERNATIONAL EQUITY
06/30/2007(1)                17.56          0.19           1.81            2.00        (0.19)           --           --
12/31/2006                   15.86          0.23           3.89            4.12        (0.44)        (1.98)          --
12/31/2005                   15.46          0.23           1.38            1.61        (0.26)        (0.95)          --
12/31/2004                   13.33          0.18           2.32            2.50        (0.26)        (0.11)          --
12/31/2003                   10.18          0.07           3.25            3.32        (0.17)           --           --
12/31/2002                   12.44          0.03          (2.18)          (2.15)       (0.11)           --           --



--------

(a)    Calculated based upon average shares outstanding.
(b) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.
(c)    Portfolio turnover of the Series Portfolio or Master Investment
       Portfolio.
(d) Includes reimbursement of fees at the underlying Series Portfolio/Master Investment Portfolio level.
(e) Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. at the underlying Series Portfolio level. Refer to Note 2I of the Series Portfolio's Notes to Financial Statements which accompany this report.
*      Annualized.
**     Amount rounds to less than one penny per share.
(1)    Unaudited
(2)    Commencement of Operations, June 3, 2005.
(3)    Commencement of Operations, July 10, 2002.
(4)    Commencement of Operations, August 9, 2002.


                                                                                    RATIOS TO AVERAGE NET ASSETS
                                                                   --------------------------------------------------------------
                                                                    EXPENSES,        EXPENSES,
         TOTAL         NET ASSET                                    INCLUDING      INCLUDING THE         NET       NET INVESTMENT
       DIVIDENDS         VALUE,                     NET ASSETS,    THE SERIES    SERIES PORTFOLIO    INVESTMENT     INCOME (LOSS)
          AND            END OF       TOTAL           END OF        PORTFOLIO     OR MIP (NET OF       INCOME          (NET OF
     DISTRIBUTIONS    PERIOD/YEAR    RETURN         PERIOD/YEAR      OR MIP       REIMBURSEMENT)       (LOSS)      REIMBURSEMENT)
     -------------    -----------    ------        ------------    ----------    ----------------    ----------    --------------




         $(0.03)         $12.60        3.97%       $ 91,561,661        1.46%*          1.46%(d)*         0.66%*          0.66%*
          (1.14)          12.15        8.98         104,627,088        1.47            1.45(d)          (0.35)          (0.33)
          (0.51)          12.20       (5.23)        100,733,751        1.49            1.46(d)          (0.53)          (0.50)
          (0.69)          13.40       20.98          86,072,295        1.53            1.49(d)          (0.36)          (0.32)
          (0.34)          11.66       40.36          41,502,990        1.69            1.50(d)           0.78            0.97
          (0.36)           8.56      (10.80)          1,809,678        9.39*           1.50*            (8.04)*         (0.15)*



             --           25.35        6.11         387,972,048        1.41*           1.41*             0.05*           0.05*
          (3.50)          23.89       11.14         408,545,538        1.42            1.42(d)          (0.28)          (0.28)
          (4.29)          24.73        9.90         454,817,759        1.43            1.43(d)          (0.48)          (0.48)
             --           26.39       11.96         441,213,798        1.41            1.41             (0.42)          (0.42)
             --           23.57       43.20         398,345,273        1.43            1.43             (0.60)          (0.60)
             --           16.46      (24.81)        325,208,117        1.41            1.41             (0.51)          (0.51)



             --           15.52       12.87          55,016,893        1.59*           1.55(d)*         (1.09)*         (1.05)*
          (1.70)          13.75        8.03          51,453,869        1.87            1.55(d)          (1.26)          (0.94)
          (1.01)          14.48       (0.11)         44,003,170        1.63            1.55(d)          (1.14)          (1.06)
             --           15.48       11.21          46,810,421        1.63            1.55(d)          (1.24)          (1.16)
          (0.35)          13.92       38.60          33,794,596        1.76            1.55(d)          (0.96)          (0.75)
             --           10.31        3.10             678,003       28.77*           1.55*           (28.12)*         (0.90)*



          (0.19)          19.37       11.38         737,833,169        1.42*           1.40*             2.04*           2.06*
          (2.42)          17.56       26.65         673,061,994        1.44            1.40(d)           1.25            1.29
          (1.21)          15.86       10.67         614,991,456        1.46            1.40(d)           1.47            1.53
          (0.37)          15.46       18.98         558,771,808        1.44            1.40              1.28            1.32
          (0.17)          13.33       32.87         426,967,431        1.45            1.40              0.56            0.61
          (0.11)          10.18      (17.31)        265,654,055        1.45            1.40              0.26            0.31

      PORTFOLIO
     TURNOVER(C)
     -----------




          60%
         105
         143
          42
          40
          26


          55
          86
          92
         103
         103
         109


          77
         173
         183
          84
          81
          68


          54
          81
          94
         171
          23
          25

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                         AN EXPLANATION OF FUND EXPENSES
                                   (UNAUDITED)

As a shareholder in a mutual fund invested in underlying mutual funds of the Diversified Investors Funds Group (the "Funds Group"), you will bear the ongoing costs of managing the corresponding mutual funds in which your fund invests (such as the distribution fees, administration fees and other expenses). You will also bear the cost of operating the mutual fund (such as the advisory fee).

The first column in the table shown below assumes an investment of $1,000 on January 1, 2007. The second column will show your ending balance (per $1,000) on June 30, 2007. The third column will show how much of your investment (per $1,000) went to the ongoing costs of your mutual fund. The figures in both of these columns are based on the actual total return and the actual expenses incurred for the period January 1, 2007-June 30, 2007. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period January 1, 2007-June 30, 2007 (Based on actual returns and expenses)".

The fourth and fifth columns will also show your ending balance (per $1,000) on June 30, 2007 and how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its investments in the Funds Group, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period January 1, 2007-June 30, 2007 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of investing in a Diversified Investors Strategic Allocation Fund against the cost of investing in other funds. Other mutual funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.


                           ----------------------------------------------------------------------------------------------
                                                                                                         EXPENSES PAID
                                                                                      ENDING ACCOUNT   DURING THE PERIOD
                                                                   EXPENSES PAID          VALUE         JANUARY 1, 2007-
                                                ENDING ACCOUNT   DURING THE PERIOD    JUNE 30, 2007      JUNE 30, 2007
                                                     VALUE        JANUARY 1, 2007-      (BASED ON          (BASED ON
                                                 JUNE 30, 2007     JUNE 30, 2007       HYPOTHETICAL       HYPOTHETICAL
                            BEGINNING ACCOUNT  (BASED ON ACTUAL   (BASED ON ACTUAL  5% ANNUAL RETURNS  5% ANNUAL RETURNS
                                  VALUE           RETURNS AND       RETURNS AND       BEFORE ACTUAL      BEFORE ACTUAL
         FUND NAME           JANUARY 1, 2007       EXPENSES)      EXPENSES)(1)(2)       EXPENSES)       EXPENSES)(1)(2)
------------------------------------------------------------------------------------------------------------------------


       Short Horizon              $1,000           $1,016.50           $0.50            $1,024.43            $0.50
-------------------------------------------------------------------------------------------------------------------------
Short Intermediate Horizon        $1,000           $1,029.30           $0.51            $1,024.43            $0.50
-------------------------------------------------------------------------------------------------------------------------
   Intermediate Horizon           $1,000           $1,043.00           $0.51            $1,024.43            $0.50
-------------------------------------------------------------------------------------------------------------------------
 Intermediate Long Horizon        $1,000           $1,055.20           $0.51            $1,024.43            $0.50
-------------------------------------------------------------------------------------------------------------------------
       Long Horizon               $1,000           $1,068.50           $0.52            $1,024.43            $0.50
-------------------------------------------------------------------------------------------------------------------------


                             ----------
                            ANNUALIZED
                              EXPENSE
         FUND NAME           RATIO(1)
--------------------------------------


       Short Horizon           0.10%
---------------------------------------
Short Intermediate Horizon     0.10%
---------------------------------------
   Intermediate Horizon        0.10%
---------------------------------------
 Intermediate Long Horizon     0.10%
---------------------------------------
       Long Horizon            0.10%
---------------------------------------




--------

(1) These figures exclude fees and expenses of the underlying investments in the Funds Group.

(2) Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 182 (to reflect the one-half year period).

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2007
                                   (UNAUDITED)



                                                    SHORT                         INTERMEDIATE
                                   SHORT        INTERMEDIATE     INTERMEDIATE         LONG             LONG
                                  HORIZON          HORIZON          HORIZON          HORIZON          HORIZON
                               ------------     ------------     ------------     ------------     ------------


ASSETS:
Investments in affiliates,
  at value (Notes 1 and
  2)......................     $154,393,886     $166,975,918     $688,280,764     $681,868,642     $428,106,639
Cash......................               --               --               --               --              337
Receivable for Fund shares
  sold....................          247,189          305,139          789,027          663,203          515,734
Receivable for investments
  sold....................               --               --               --          403,371          185,951
                               ------------     ------------     ------------     ------------     ------------
Total assets..............      154,641,075      167,281,057      689,069,791      682,935,216      428,808,661
                               ------------     ------------     ------------     ------------     ------------
LIABILITIES:
Payable for Fund shares
  redeemed................          148,716          181,531          574,805        1,066,574          701,685
Payable for investments
  purchased...............           98,473          123,608          214,222               --               --
Accrued investment
  advisory fee............           12,321           13,388           55,060           54,651           34,404
                               ------------     ------------     ------------     ------------     ------------
Total liabilities.........          259,510          318,527          844,087        1,121,225          736,089
                               ------------     ------------     ------------     ------------     ------------
NET ASSETS................     $154,381,565     $166,962,530     $688,225,704      681,813,991     $428,072,572
                               ============     ============     ============     ============     ============
NET ASSETS CONSIST OF:
Paid-in capital...........     $155,866,602     $160,367,469     $640,970,349     $582,577,615     $348,141,388
Undistributed
  (accumulated) net
  investment income
  (loss)..................           (5,892)          (5,665)         (25,739)         (24,063)         (17,140)
Undistributed
  (accumulated) net
  realized gains
  (losses)................       (1,396,294)      (1,261,787)      (3,332,916)      (8,470,581)        (622,650)
Net unrealized
  appreciation
  (depreciation) on
  investments.............          (82,851)       7,862,513       50,614,010      107,731,020       80,570,974
                               ------------     ------------     ------------     ------------     ------------
NET ASSETS................     $154,381,565     $166,962,530     $688,225,704     $681,813,991     $428,072,572
                               ============     ============     ============     ============     ============
OUTSTANDING SHARES,
  $0.00001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER
  OF SHARES OF BENEFICIAL
  INTEREST AUTHORIZED.....       14,470,314       16,646,162       57,839,835       51,622,469       35,996,965
                               ============     ============     ============     ============     ============
NET ASSET VALUE PER
  SHARE*..................     $      10.67     $      10.03     $      11.90     $      13.21     $      11.89
                               ============     ============     ============     ============     ============
INVESTMENTS IN AFFILIATES,
  AT COST.................     $154,476,737     $159,113,405     $637,666,754     $574,137,622     $347,535,665
                               ============     ============     ============     ============     ============




--------

*    Net asset value per share equals Net assets/Outstanding shares.


                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)


                                                 SHORT                      INTERMEDIATE
                                   SHORT     INTERMEDIATE   INTERMEDIATE        LONG            LONG
                                  HORIZON       HORIZON        HORIZON         HORIZON        HORIZON
                                ----------   ------------   ------------    ------------    -----------


INVESTMENT INCOME (NOTE 2):
Dividend income from
  affiliated investments......  $2,894,328    $2,536,860     $ 8,107,858     $ 5,719,767    $ 2,178,384
                                ----------    ----------     -----------     -----------    -----------
EXPENSES (NOTES 2 AND 3):
Investment advisory fee.......     (77,443)      (82,926)       (341,610)       (334,431)      (210,368)
                                ----------    ----------     -----------     -----------    -----------
NET INVESTMENT INCOME (LOSS)..   2,816,885     2,453,934       7,766,248       5,385,336      1,968,016
                                ----------    ----------     -----------     -----------    -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on
  investments in affiliates...     (47,595)      199,722      11,189,460       3,359,517      2,561,664
Change in net unrealized
  appreciation (depreciation)
  on investments in
  affiliates..................    (280,983)    2,089,717       9,766,789      27,257,092     23,632,015
                                ----------    ----------     -----------     -----------    -----------
Net realized and unrealized
  gains (losses) on
  investments.................    (328,578)    2,289,439      20,956,249      30,616,609     26,193,679
                                ----------    ----------     -----------     -----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $2,488,307    $4,743,373     $28,722,497     $36,001,945    $28,161,695
                                ==========    ==========     ===========     ===========    ===========





                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)


                                                  SHORT                       INTERMEDIATE
                                   SHORT      INTERMEDIATE    INTERMEDIATE        LONG           LONG
                                  HORIZON        HORIZON        HORIZON         HORIZON         HORIZON
                               ------------   ------------   -------------   -------------   ------------


FROM OPERATIONS:
Net investment income
  (loss).....................  $  2,816,885   $  2,453,934   $   7,766,248   $   5,385,336   $  1,968,016
Net realized gains (losses)
  on investments in
  affiliates.................       (47,595)       199,722      11,189,460       3,359,517      2,561,664
Change in net unrealized
  appreciation (depreciation)
  on investments in
  affiliates.................      (280,983)     2,089,717       9,766,789      27,257,092     23,632,015
                               ------------   ------------   -------------   -------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations.................     2,488,307      4,743,373      28,722,497      36,001,945     28,161,695
                               ------------   ------------   -------------   -------------   ------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM (NOTE
  2):
Net investment income........    (2,822,776)    (2,459,599)     (7,791,986)     (5,409,399)    (1,985,157)
                               ------------   ------------   -------------   -------------   ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
Shares sold..................    30,371,261     27,459,839      98,327,196      93,956,651     64,759,143
Shares issued on reinvestment
  of dividends and
  distributions..............     2,822,776      2,459,599       7,791,986       5,409,399      1,985,157
Shares redeemed..............   (33,492,297)   (27,778,607)   (114,988,378)   (109,464,064)   (69,862,514)
                               ------------   ------------   -------------   -------------   ------------
Net increase (decrease) in
  net assets resulting from
  capital share
  transactions...............      (298,260)     2,140,831      (8,869,196)    (10,098,014)    (3,118,214)
                               ------------   ------------   -------------   -------------   ------------
Total increase (decrease) in
  net assets.................      (632,729)     4,424,605      12,061,315      20,494,532     23,058,324
NET ASSETS:
Beginning of period..........   155,014,294    162,537,925     676,164,389     661,319,459    405,014,248
                               ------------   ------------   -------------   -------------   ------------
End of period................  $154,381,565   $166,962,530   $ 688,225,704   $ 681,813,991   $428,072,572
                               ============   ============   =============   =============   ============
Shares outstanding beginning
  of period..................    14,497,560     16,430,118      58,580,980      52,416,907     36,223,828
Shares sold..................     2,818,224      2,739,643       8,356,451       7,237,709      5,612,206
Shares issued on reinvestment
  of dividends and
  distributions..............       263,903        246,035         660,590         414,564        169,295
Shares redeemed..............    (3,109,373)    (2,769,634)     (9,758,186)     (8,446,711)    (6,008,364)
                               ------------   ------------   -------------   -------------   ------------
Shares outstanding end of
  period.....................    14,470,314     16,646,162      57,839,835      51,622,469     35,996,965
                               ============   ============   =============   =============   ============
Undistributed (accumulated)
  net investment income
  (loss).....................  $     (5,892)  $     (5,665)  $     (25,739)  $     (24,063)  $    (17,140)
                               ============   ============   =============   =============   ============





                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2006


                                                  SHORT                       INTERMEDIATE
                                   SHORT      INTERMEDIATE    INTERMEDIATE        LONG            LONG
                                  HORIZON        HORIZON        HORIZON         HORIZON         HORIZON
                               ------------   ------------   -------------   -------------   -------------


FROM OPERATIONS:
Net investment income
  (loss).....................  $  6,096,525   $  5,628,608   $  20,253,960   $  16,517,095   $   8,262,724
Capital gain distribution
  earned
  from affiliated
  investments................       657,392      2,049,151      14,421,545      19,335,412      15,395,264
Net realized gains (losses)
  on investments in
  affiliates.................      (450,492)     2,052,478      19,128,394       9,669,851       7,930,312
Change in net unrealized
  appreciation (depreciation)
  on investments in
  affiliates.................     1,467,265      1,025,290       1,398,460      18,426,011      13,096,487
                               ------------   ------------   -------------   -------------   -------------
Net increase (decrease) in
  net assets resulting from
  operations.................     7,770,690     10,755,527      55,202,359      63,948,369      44,684,787
                               ------------   ------------   -------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS
  TO
  SHAREHOLDERS FROM (NOTE 2):
Net investment income........    (6,096,835)    (5,629,411)    (20,253,960)    (16,517,187)     (8,262,724)
Net realized gains from
  investment transactions....    (1,296,831)    (4,465,533)    (36,098,428)    (32,496,739)    (23,991,367)
Tax return of capital........        (9,063)            --          (5,007)             --              --
                               ------------   ------------   -------------   -------------   -------------
Total dividends and
  distributions..............    (7,402,729)   (10,094,944)    (56,357,395)    (49,013,926)    (32,254,091)
                               ------------   ------------   -------------   -------------   -------------
FROM CAPITAL SHARE
  TRANSACTIONS:
Shares sold..................    64,130,659     55,396,925     246,353,028     192,876,426     126,846,014
Shares issued on reinvestment
  of dividends and
  distributions..............     7,402,729     10,094,944      56,357,395      49,013,926      32,254,091
Shares redeemed..............   (81,400,029)   (69,360,615)   (271,421,326)   (238,632,494)   (162,234,421)
                               ------------   ------------   -------------   -------------   -------------
Net increase (decrease) in
  net assets resulting from
  capital share
  transactions...............    (9,866,641)    (3,868,746)     31,289,097       3,257,858      (3,134,316)
                               ------------   ------------   -------------   -------------   -------------
Total increase (decrease) in
  net assets.................    (9,498,680)    (3,208,163)     30,134,061      18,192,301       9,296,380
NET ASSETS:
Beginning of year............   164,512,974    165,746,088     646,030,328     643,127,158     395,717,868
                               ------------   ------------   -------------   -------------   -------------
End of year..................  $155,014,294   $162,537,925   $ 676,164,389   $ 661,319,459   $ 405,014,248
                               ============   ============   =============   =============   =============
Shares outstanding beginning
  of year....................    15,419,869     16,828,144      55,919,815      52,209,329      36,616,124
Shares sold..................     5,996,132      5,556,291      20,855,652      15,197,338      11,277,787
Shares issued on reinvestment
  of dividends and
  distributions..............       695,121      1,021,551       4,876,233       3,899,788       2,896,682
Shares redeemed..............    (7,613,562)    (6,975,868)    (23,070,720)    (18,889,548)    (14,566,765)
                               ------------   ------------   -------------   -------------   -------------
Shares outstanding end of
  year.......................    14,497,560     16,430,118      58,580,980      52,416,907      36,223,828
                               ============   ============   =============   =============   =============
Undistributed (accumulated)
  net investment income
  (loss).....................  $         (1)  $         --   $          (1)  $          --   $           1
                               ============   ============   =============   =============   =============





                       See notes to financial statements.

                     SHORT HORIZON STRATEGIC ALLOCATION FUND
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)



  SHARES                                                                      VALUE
  ------                                                                  ------------



            INVESTMENTS
6,734,337   Diversified Investors Core Bond Fund.......................   $ 81,216,105
  200,880   Diversified Investors Equity Growth Fund...................      4,455,513
   75,356   Diversified Investors Growth & Income Fund.................      1,797,985
3,586,453   Diversified Investors High Quality Bond Fund...............     40,670,372
1,480,806   Diversified Investors High Yield Bond Fund.................     14,245,355
  137,094   Diversified Investors International Equity Fund............      2,655,513
   49,138   Diversified Investors Mid-Cap Growth Fund..................        580,319
   58,439   Diversified Investors Mid-Cap Value Fund...................        954,314
  158,040   Diversified Investors Money Market Fund....................      1,681,036
   26,307   Diversified Investors Small-Cap Growth Fund................        408,288
   30,973   Diversified Investors Small-Cap Value Fund.................        390,257
   15,907   Diversified Investors Special Equity Fund..................        403,232
  178,826   Diversified Investors Value & Income Fund..................      4,935,597
                                                                          ------------
            Total Investments -- 100.0%
              (Cost $154,476,737).....................................     154,393,886
            Liabilities less other assets -- (0.0)%....................        (12,321)
                                                                          ------------
            NET ASSETS -- 100.0%.......................................   $154,381,565
                                                                          ============




The aggregate cost of investments for federal income tax purposes at June 30, 2007 is $154,476,737.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...................................   $ 4,425,923
Gross unrealized depreciation...................................    (4,508,774)
                                                                   -----------
Net unrealized depreciation.....................................   $   (82,851)
                                                                   ===========





                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)



  SHARES                                                                      VALUE
  ------                                                                  ------------



            INVESTMENTS
5,613,437   Diversified Investors Core Bond Fund.......................   $ 67,698,049
  648,090   Diversified Investors Equity Growth Fund...................     14,374,632
  242,956   Diversified Investors Growth & Income Fund.................      5,796,940
2,987,654   Diversified Investors High Quality Bond Fund...............     33,879,991
1,231,242   Diversified Investors High Yield Bond Fund.................     11,844,549
  440,788   Diversified Investors International Equity Fund............      8,538,055
  158,587   Diversified Investors Mid-Cap Growth Fund..................      1,872,909
  188,173   Diversified Investors Mid-Cap Value Fund...................      3,072,861
   11,825   Diversified Investors Money Market Fund....................        125,780
   84,809   Diversified Investors Small-Cap Growth Fund................      1,316,231
  100,010   Diversified Investors Small-Cap Value Fund.................      1,260,123
   51,290   Diversified Investors Special Equity Fund..................      1,300,200
  575,927   Diversified Investors Value & Income Fund..................     15,895,598
                                                                          ------------
            Total Investments -- 100.1%
              (Cost $159,113,405).....................................     166,975,918
            Liabilities less other assets -- (0.1)%....................        (13,388)
                                                                          ------------
            NET ASSETS -- 100.0%.......................................   $166,962,530
                                                                          ============




The aggregate cost of investments for federal income tax purposes at June 30, 2007 is $159,113,405.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...................................   $11,096,379
Gross unrealized depreciation...................................    (3,233,866)
                                                                   -----------
Net unrealized appreciation.....................................   $ 7,862,513
                                                                   ===========





                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)



  SHARES                                                                      VALUE
  ------                                                                  ------------



             INVESTMENTS
16,465,675   Diversified Investors Core Bond Fund......................   $198,576,043
 4,476,587   Diversified Investors Equity Growth Fund..................     99,290,691
 1,573,903   Diversified Investors Growth & Income Fund................     37,553,332
 8,868,673   Diversified Investors High Quality Bond Fund..............    100,570,750
 3,452,040   Diversified Investors High Yield Bond Fund................     33,208,624
 2,746,992   Diversified Investors International Equity Fund...........     53,209,228
 1,158,833   Diversified Investors Mid-Cap Growth Fund.................     13,685,812
 1,172,271   Diversified Investors Mid-Cap Value Fund..................     19,143,181
   686,897   Diversified Investors Money Market Fund...................      7,306,389
   602,620   Diversified Investors Small-Cap Growth Fund...............      9,352,659
   719,156   Diversified Investors Small-Cap Value Fund................      9,061,360
   363,646   Diversified Investors Special Equity Fund.................      9,218,423
 3,554,503   Diversified Investors Value & Income Fund.................     98,104,272
                                                                          ------------
             Total Investments -- 100.0%
               (Cost $637,666,754)....................................     688,280,764
             Liabilities less other assets -- (0.0)%...................        (55,060)
                                                                          ------------
             NET ASSETS -- 100.0%......................................   $688,225,704
                                                                          ============




The aggregate cost of investments for federal income tax purposes at June 30, 2007 is $637,666,754.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...................................   $58,450,164
Gross unrealized depreciation...................................    (7,836,154)
                                                                   -----------
Net unrealized appreciation.....................................   $50,614,010
                                                                   ===========





                       See notes to financial statements.

               INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)



  SHARES                                                                      VALUE
  ------                                                                  ------------



            INVESTMENTS
9,063,888   Diversified Investors Core Bond Fund.......................   $109,310,484
5,925,750   Diversified Investors Equity Growth Fund...................    131,433,131
2,225,236   Diversified Investors Growth & Income Fund.................     53,094,132
4,821,983   Diversified Investors High Quality Bond Fund...............     54,681,286
1,990,379   Diversified Investors High Yield Bond Fund.................     19,147,445
4,042,056   Diversified Investors International Equity Fund............     78,294,633
1,446,797   Diversified Investors Mid-Cap Growth Fund..................     17,086,672
1,725,648   Diversified Investors Mid-Cap Value Fund...................     28,179,828
  886,300   Diversified Investors Money Market Fund....................      9,427,395
  774,390   Diversified Investors Small-Cap Growth Fund................     12,018,540
  913,249   Diversified Investors Small-Cap Value Fund.................     11,506,934
  468,764   Diversified Investors Special Equity Fund..................     11,883,168
5,282,789   Diversified Investors Value & Income Fund..................    145,804,994
                                                                          ------------
            Total Investments -- 100.0%
              (Cost $574,137,622).....................................     681,868,642
            Liabilities less other assets -- (0.0)%....................        (54,651)
                                                                          ------------
            NET ASSETS -- 100.0%.......................................   $681,813,991
                                                                          ============




The aggregate cost of investments for federal income tax purposes at June 30, 2007 is $574,137,622.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..................................   $112,618,969
Gross unrealized depreciation..................................     (4,887,949)
                                                                  ------------
Net unrealized appreciation....................................   $107,731,020
                                                                  ============





                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)



  SHARES                                                                      VALUE
  ------                                                                  ------------



            INVESTMENTS
1,496,709   Diversified Investors Core Bond Fund.......................   $ 18,050,307
4,839,199   Diversified Investors Equity Growth Fund...................    107,333,441
1,762,421   Diversified Investors Growth & Income Fund.................     42,051,355
  575,726   Diversified Investors High Quality Bond Fund...............      6,528,736
  330,914   Diversified Investors High Yield Bond Fund.................      3,183,391
3,377,204   Diversified Investors International Equity Fund............     65,416,450
1,263,582   Diversified Investors Mid-Cap Growth Fund..................     14,922,905
1,365,763   Diversified Investors Mid-Cap Value Fund...................     22,302,914
  353,369   Diversified Investors Money Market Fund....................      3,758,712
  689,030   Diversified Investors Small-Cap Growth Fund................     10,693,745
  756,261   Diversified Investors Small-Cap Value Fund.................      9,528,891
  394,333   Diversified Investors Special Equity Fund..................      9,996,338
4,142,734   Diversified Investors Value & Income Fund..................    114,339,454
                                                                          ------------
            Total Investments -- 100.0%
              (Cost $347,535,665).....................................     428,106,639
            Liabilities less other assets -- (0.0)%....................        (34,067)
                                                                          ------------
            NET ASSETS -- 100.0%.......................................   $428,072,572
                                                                          ============




The aggregate cost of investments for federal income tax purposes at June 30, 2007 is $347,535,665.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...................................   $81,041,191
Gross unrealized depreciation...................................      (470,217)
                                                                   -----------
Net unrealized appreciation.....................................   $80,570,974
                                                                   ===========





                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                              PORTFOLIO COMPOSITION

                                  JUNE 30, 2007
                                   (UNAUDITED)

The following charts summarize the portfolio composition of each Fund by asset type.



SHORT HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund......................................................    1.1%
Fixed Income Funds.....................................................   88.2
Domestic Equity Funds..................................................    9.0
International Equity Fund..............................................    1.7
Liabilities less other assets..........................................   (0.0)*
                                                                         -----
                                                                         100.0%
                                                                         =====
SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund......................................................    0.1%
Fixed Income Funds.....................................................   67.9
Domestic Equity Funds..................................................   26.9
International Equity Fund..............................................    5.1
Liabilities less other assets..........................................   (0.0)*
                                                                         -----
                                                                         100.0%
                                                                         =====
INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund......................................................    1.1%
Fixed Income Funds.....................................................   48.3
Domestic Equity Funds..................................................   42.9
International Equity Fund..............................................    7.7
Liabilities less other assets..........................................   (0.0)*
                                                                         -----
                                                                         100.0%
                                                                         =====
INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund......................................................    1.4%
Fixed Income Funds.....................................................   26.8
Domestic Equity Funds..................................................   60.3
International Equity Fund..............................................   11.5
Liabilities less other assets..........................................   (0.0)*
                                                                         -----
                                                                         100.0%
                                                                         =====
LONG HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund......................................................    0.9%
Fixed Income Funds.....................................................    6.5
Domestic Equity Funds..................................................   77.3
International Equity Fund..............................................   15.3
Liabilities less other assets..........................................   (0.0)*
                                                                         -----
                                                                         100.0%
                                                                         =====



--------

* Less than 0.05%.


                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds, are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated Short Horizon, Intermediate Horizon, and Intermediate Long Horizon as separate series on April 15, 1996. Short Intermediate Horizon and Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among certain series of the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act (that has the same investment advisor as the Funds). Certain series of the Funds Group seek to achieve their investment objectives by investing all of their investable assets in a corresponding series of the Diversified Investors Portfolios. The financial statements of the Funds Group accompany this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. INVESTMENT VALUATION:

The value of any Fund's investment in a corresponding Fund of the Funds Group is valued at the net asset value per share of each Fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

     B. INVESTMENT INCOME:

Income and capital gain distributions earned are recorded on the ex-dividend date.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

     D. FEDERAL INCOME TAXES:

Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Funds had no available capital loss carryforwards at December 31, 2006. If the Funds had any, they would be used to offset future realized capital gains.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by the series of Funds Group in which it invests.

     F. OTHER:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     G. RECENT ACCOUNTING PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing each Fund's tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., ("AEGON USA") under which the Advisor provides general investment advice to each Fund. AEGON USA is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON NV ("AEGON"), a corporation based in the Netherlands which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund, which is accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund's average daily net assets. From the period January 1, 2006 to April 30, 2006, the annual rate was equal to 0.20% of each Fund's average daily net assets. The Advisor is also the Advisor to the Funds Group. Accordingly, the net asset values of the Funds Group will reflect the administration fee and other expenses paid to the Advisor, as well as other fees paid to the Advisor's affiliate.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates, including the Funds Group and Diversified Investors Portfolios. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the period ended June 30, 2007 were as follows:


                                                              COST OF       PROCEEDS
                                                             PURCHASES     FROM SALES
                                                           ------------   ------------


Short Horizon............................................  $ 22,476,171   $ 22,780,500
Short Intermediate Horizon...............................    20,850,120     18,714,555
Intermediate Horizon.....................................   127,930,559    136,824,207
Intermediate Long Horizon................................    64,137,059     74,256,958
Long Horizon.............................................    51,100,869     54,234,339


For a detailed description of each Fund's purchases and sales, refer to Note 10.

5. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets among certain series of the Funds Group, each of which in turn, invests all its assets in a corresponding portfolio of Diversified Investors Portfolios ("Portfolios"), the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures for the Portfolios is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803;
(ii) on the Advisor's website at www.divinvest.com (Click on the icon for Participants, then click on Fund Information, choose Investment Funds, click on a Fund, then click on the Fund Information tab) or (iii) on the SEC's website at www.sec.gov. In addition, the Portfolios are required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Portfolios' filing for the twelve months ended June 30, 2007, is available without charge, upon request.

7. QUARTERLY PORTFOLIOS

The Funds will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803. Form N-Q for the corresponding Portfolios is also available without charge on the SEC website or by calling 1-800-755-5803. It may also be reviewed and copied at the SEC's Public Reference Room.

8. SUBSEQUENT EVENT

At a meeting held on August 10, 2007, the Board of Trustees of the Trust approved a series of measures that are designed to benefit the Funds by making them part of a larger family of investment companies that are managed by Transamerica Fund Advisors, Inc. ("TFA"), an investment adviser that, along with the Advisor, is an indirect, wholly-owned subsidiary of AEGON. The Board has authorized seeking shareholder approval for these measures where required. A proxy statement describing these initiatives is expected to be mailed later in 2007.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


9. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:


                                               INCOME (LOSS) FROM
                                             INVESTMENT OPERATIONS                           DIVIDENDS AND DISTRIBUTIONS FROM
                                          ---------------------------                     -------------------------------------
                             NET ASSET        NET       NET REALIZED         TOTAL                         NET           TAX
  FOR THE                     VALUE,      INVESTMENT   AND UNREALIZED    INCOME (LOSS)        NET        REALIZED      RETURN
PERIOD/YEAR                BEGINNING OF     INCOME     GAINS (LOSSES)   FROM INVESTMENT   INVESTMENT     GAINS ON        OF
   ENDED                    PERIOD/YEAR    (LOSS)(A)   ON INVESTMENTS      OPERATIONS       INCOME     INVESTMENTS   CAPITAL(B)
-----------                ------------   ----------   --------------   ---------------   ----------   -----------   ----------



SHORT HORIZON
06/30/2007(1)                 $10.69         $0.20         $(0.02)           $ 0.18         $(0.20)       $   --       $   --
12/31/2006                     10.67          0.41           0.12              0.53          (0.42)        (0.09)       (0.00)*
12/31/2005                     10.86          0.36          (0.11)             0.25          (0.37)        (0.07)          --
12/31/2004                     10.85          0.38           0.07              0.45          (0.39)        (0.05)          --
12/31/2003                     10.65          0.37           0.33              0.70          (0.38)        (0.12)          --
12/31/2002                     10.71          0.45          (0.08)             0.37          (0.43)        (0.00)*      (0.00)*
SHORT INTERMEDIATE HORIZON
06/30/2007(1)                   9.89          0.15           0.14              0.29          (0.15)           --           --
12/31/2006                      9.85          0.34           0.32              0.66          (0.35)        (0.27)          --
12/31/2005                      9.95          0.30           0.02              0.32          (0.30)        (0.12)          --
12/31/2004                      9.63          0.28           0.31              0.59          (0.27)           --           --
12/31/2003                      8.84          0.27           0.78              1.05          (0.26)           --        (0.00)*
12/31/2002                      9.38          0.36          (0.55)            (0.19)         (0.35)           --        (0.00)*
INTERMEDIATE HORIZON
06/30/2007(1)                  11.54          0.13           0.36              0.49          (0.13)           --           --
12/31/2006                     11.55          0.35           0.65              1.00          (0.36)        (0.65)       (0.00)*
12/31/2005                     11.61          0.31           0.17              0.48          (0.30)        (0.24)          --
12/31/2004                     11.02          0.26           0.58              0.84          (0.25)           --           --
12/31/2003                      9.73          0.24           1.28              1.52          (0.23)           --        (0.00)*
12/31/2002                     10.85          0.30          (1.13)            (0.83)         (0.29)           --        (0.00)*
INTERMEDIATE LONG HORIZON
06/30/2007(1)                  12.62          0.10           0.59              0.69          (0.10)           --           --
12/31/2006                     12.32          0.32           0.96              1.28          (0.33)        (0.65)          --
12/31/2005                     12.02          0.27           0.36              0.63          (0.27)        (0.06)          --
12/31/2004                     11.14          0.20           0.87              1.07          (0.19)           --           --
12/31/2003                      9.39          0.18           1.74              1.92          (0.17)           --        (0.00)*
12/31/2002                     10.94          0.20          (1.56)            (1.36)         (0.19)           --        (0.00)*
LONG HORIZON
06/30/2007(1)                  11.18          0.05           0.71              0.76          (0.05)           --           --
12/31/2006                     10.81          0.24           1.08              1.32          (0.24)        (0.71)          --
12/31/2005                     10.41          0.20           0.48              0.68          (0.20)        (0.08)          --
12/31/2004                      9.46          0.12           0.94              1.06          (0.11)           --           --
12/31/2003                      7.66          0.09           1.80              1.89          (0.09)           --        (0.00)*
12/31/2002                      9.62          0.03          (1.96)            (1.93)         (0.03)           --        (0.00)*



--------

(1)    Unaudited.
(a)    Calculated based upon average shares outstanding.
(b) Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(c)    Ratios exclude expenses incurred by the underlying Funds.
*      Amount rounds to less than one penny per share.
**     Annualized

                                                RATIOS TO AVERAGE
                                                    NET ASSETS
                                            -------------------------
    TOTAL                                                      NET
  DIVIDENDS        NET ASSET                               INVESTMENT                  NET ASSETS,
     AND         VALUE, END OF     TOTAL                     INCOME      PORTFOLIO       END OF
DISTRIBUTIONS     PERIOD/YEAR     RETURN    EXPENSES(C)      (LOSS)       TURNOVER     PERIOD/YEAR
-------------    -------------    ------    -----------    ----------    ---------    ------------



    $(0.20)          $10.67         1.65%       0.10%**       3.64%**        14%      $154,381,565
     (0.51)           10.69         5.03        0.13          3.86           59        155,014,294
     (0.44)           10.67         2.28        0.20          3.36           57        164,512,974
     (0.44)           10.86         4.20        0.20          3.45           50        156,324,166
     (0.50)           10.85         6.61        0.20          3.44          189        135,156,416
     (0.43)           10.65         3.51        0.20          4.22           49         99,801,527

     (0.15)           10.03         2.93        0.10**        2.96**         11        166,962,530
     (0.62)            9.89         6.86        0.13          3.43           57        162,537,925
     (0.42)            9.85         3.23        0.20          3.05           60        165,746,088
     (0.27)            9.95         6.19        0.20          2.93           68        142,991,973
     (0.26)            9.63        12.04        0.20          2.97          127        105,598,622
     (0.35)            8.84        (2.06)       0.20          4.02           48         69,681,833

     (0.13)           11.90         4.30        0.10**        2.27**         19        688,225,704
     (1.01)           11.54         8.81        0.13          3.01           70        676,164,389
     (0.54)           11.55         4.17        0.20          2.72           54        646,030,328
     (0.25)           11.61         7.70        0.20          2.34           45        550,075,729
     (0.23)           11.02        15.75        0.20          2.32          216        440,757,782
     (0.29)            9.73        (7.71)       0.20          2.96           57        264,612,412

     (0.10)           13.21         5.52        0.10**        1.61**         10        681,813,991
     (0.98)           12.62        10.56        0.13          2.54           59        661,319,459
     (0.33)           12.32         5.29        0.20          2.23           46        643,127,158
     (0.19)           12.02         9.71        0.20          1.79           53        595,441,625
     (0.17)           11.14        20.61        0.20          1.80          118        463,741,208
     (0.19)            9.39       (12.53)       0.20          1.94           50        288,039,961

     (0.05)           11.89         6.85        0.10**        0.94**         12        428,072,572
     (0.95)           11.18        12.32        0.13          2.10           76        405,014,248
     (0.28)           10.81         6.52        0.20          1.91           47        395,717,868
     (0.11)           10.41        11.29        0.20          1.24           50        347,138,774
     (0.09)            9.46        24.70        0.20          1.11          132        253,400,590
     (0.03)            7.66       (20.06)       0.20          0.40           43        145,748,617

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

10. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the 1940 Act, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at June 30, 2007 totaled $154,393,886, $166,975,918,
$688,280,764, $681,868,642, and $428,106,639, for the Short Horizon, Short
Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon and Long Horizon Funds, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:


                                   BEGINNING    SHARES     SHARES     ENDING      PURCHASE        SALE      GAIN (LOSS)
                                    SHARES    PURCHASED     SOLD      SHARES        COST          COST        ON SALES
                                  ----------  ---------  ---------  ----------  ------------  ------------  -----------


SHORT HORIZON

-------------
INVESTMENTS:
Diversified Investors Core Bond
  Fund..........................   6,806,396    218,922    290,981   6,734,337  $  2,669,583  $  3,803,440  $  (223,035)
Diversified Investors Equity
  Growth Fund...................     206,885      2,564      8,569     200,880        57,439       137,719       50,825
Diversified Investors Growth &
  Income Fund...................      77,347      1,102      3,093      75,356        26,573        48,718       23,392
Diversified Investors High
  Quality Bond Fund.............   3,630,578    109,159    153,284   3,586,453     1,241,910     1,835,193      (88,676)
Diversified Investors High Yield
  Bond Fund.....................   1,473,986     66,396     59,576   1,480,806       647,552       520,112       62,061
Diversified Investors
  International Equity Fund.....     139,676      2,875      5,457     137,094        55,430        59,971       39,263
Diversified Investors Mid-Cap
  Growth Fund...................      50,771        654      2,287      49,138         7,658        22,178        2,961
Diversified Investors Mid-Cap
  Value Fund....................      59,916        864      2,341      58,439        14,157        29,086        7,299
Diversified Investors Money
  Market Fund...................      21,924  1,654,417  1,518,301     158,040    17,654,895    16,200,627        9,222
Diversified Investors Small-Cap
  Growth Fund...................      27,159        339      1,191      26,307         5,241        17,223          (23)
Diversified Investors Small-Cap
  Value Fund....................      31,875        485      1,387      30,973         6,250        16,594          606
Diversified Investors Special
  Equity Fund...................      16,400        205        698      15,907         5,241        16,851          349
Diversified Investors Value &
  Income Fund...................     182,800      3,037      7,011     178,826        84,242       120,383       68,161
                                                                                ------------  ------------  -----------
                                                                                $ 22,476,171  $ 22,828,095  $   (47,595)
                                                                                ============  ============  ===========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



10. INVESTMENTS IN AFFILIATES (CONTINUED)






  Affiliates and the gain/(loss) from sales of affiliates are as follows:



                                   BEGINNING    SHARES     SHARES     ENDING      PURCHASE        SALE      GAIN (LOSS)
                                    SHARES    PURCHASED     SOLD      SHARES        COST          COST        ON SALES
                                  ----------  ---------  ---------  ----------  ------------  ------------  -----------

SHORT INTERMEDIATE HORIZON

-------------
INVESTMENTS:
Diversified Investors Core Bond
  Fund..........................   5,427,025    250,027     63,615   5,613,437  $  3,066,562  $    769,150  $    11,410
Diversified Investors Equity
  Growth Fund...................     638,713     16,856      7,479     648,090       364,334       119,894       43,679
Diversified Investors Growth &
  Income Fund...................     239,001      6,701      2,746     242,956       154,073        37,443       25,117
Diversified Investors High
  Quality Bond Fund.............   2,894,199    127,811     34,356   2,987,654     1,455,973       402,991      (12,711)
Diversified Investors High Yield
  Bond Fund.....................   1,175,094     69,573     13,425   1,231,242       677,856       110,223       19,870
Diversified Investors
  International Equity Fund.....     430,942     14,768      4,922     440,788       272,619        48,042       38,049
Diversified Investors Mid-Cap
  Growth Fund...................     156,170      4,470      2,053     158,587        48,578        19,921        1,889
Diversified Investors Mid-Cap
  Value Fund....................     185,127      5,160      2,114     188,173        80,121        26,281        5,286
Diversified Investors Money
  Market Fund...................     260,386  1,329,448  1,578,009      11,825    14,176,990    16,828,654       11,028
Diversified Investors Small-Cap
  Growth Fund...................      83,560      2,325      1,076      84,809        33,237        15,579         (657)
Diversified Investors Small-Cap
  Value Fund....................      98,272      2,968      1,230     100,010        36,485        14,701          221
Diversified Investors Special
  Equity Fund...................      50,546      1,362        618      51,290        33,237        14,928           (6)
Diversified Investors Value &
  Income Fund...................     565,243     16,940      6,256     575,927       450,055       107,026       56,547
                                                                                ------------  ------------  -----------
                                                                                $ 20,850,120  $ 18,514,833  $   199,722
                                                                                ============  ============  ===========
INTERMEDIATE HORIZON

-------------
INVESTMENTS:
Diversified Investors Core Bond
  Fund..........................  16,210,504    824,633    569,462  16,465,675  $ 10,088,080  $  7,180,913  $  (165,534)
Diversified Investors Equity
  Growth Fund...................   4,513,101    120,838    157,352   4,476,587     2,689,999     2,521,884      949,267
Diversified Investors Growth &
  Income Fund...................   1,689,039     29,941    145,077   1,573,903       719,212     2,066,420    1,405,840
Diversified Investors High
  Quality Bond Fund.............   7,924,715  1,635,758    691,800   8,868,673    18,681,892     8,101,085     (201,708)
Diversified Investors High Yield
  Bond Fund.....................   3,512,242    170,065    230,267   3,452,040     1,659,683     1,901,773      365,961
Diversified Investors
  International Equity Fund.....   3,048,723     71,167    372,898   2,746,992     1,364,905     4,141,974    2,928,228
Diversified Investors Mid-Cap
  Growth Fund...................   1,105,471     94,788     41,426   1,158,833     1,084,141       388,987       73,833
Diversified Investors Mid-Cap
  Value Fund....................   1,307,568     23,208    158,505   1,172,271       378,037     1,803,443      771,394
Diversified Investors Money
  Market Fund...................     659,053  8,194,054  8,166,210     686,897    87,472,431    87,191,514       25,787
Diversified Investors Small-Cap
  Growth Fund...................     590,756     33,358     21,494     602,620       502,881       291,683       24,984
Diversified Investors Small-Cap
  Value Fund....................     694,612     49,845     25,301     719,156       630,117       288,946       27,721
Diversified Investors Special
  Equity Fund...................     357,293     19,083     12,730     363,646       477,705       293,807       22,860
Diversified Investors Value &
  Income Fund...................   3,994,045     78,895    518,437   3,554,503     2,181,476     9,462,318    4,960,827
                                                                                ------------  ------------  -----------
                                                                                $127,930,559  $125,634,747  $11,189,460
                                                                                ============  ============  ===========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



10. INVESTMENTS IN AFFILIATES (CONTINUED)






  Affiliates and the gain/(loss) from sales of affiliates are as follows:



                                   BEGINNING    SHARES     SHARES     ENDING      PURCHASE        SALE      GAIN (LOSS)
                                    SHARES    PURCHASED     SOLD      SHARES        COST          COST        ON SALES
                                  ----------  ---------  ---------  ----------  ------------  ------------  -----------

INTERMEDIATE LONG HORIZON

-------------
INVESTMENTS:
Diversified Investors Core Bond
  Fund..........................   9,052,469    241,861    230,442   9,063,888  $  2,943,056  $  3,011,874  $  (167,601)
Diversified Investors Equity
  Growth Fund...................   6,039,131     40,773    154,154   5,925,750       922,286     2,233,688    1,143,887
Diversified Investors Growth &
  Income Fund...................   2,260,067     20,240     55,071   2,225,236       489,106       970,957      320,817
Diversified Investors High
  Quality Bond Fund.............   4,828,174    118,377    124,568   4,821,983     1,345,248     1,428,795       (6,658)
Diversified Investors High Yield
  Bond Fund.....................   1,960,315     78,382     48,318   1,990,379       763,003       389,218       84,828
Diversified Investors
  International Equity Fund.....   4,074,119     63,565     95,628   4,042,056     1,228,847     1,060,503      717,168
Diversified Investors Mid-Cap
  Growth Fund...................   1,477,034     10,334     40,571   1,446,797       122,971       343,279      107,065
Diversified Investors Mid-Cap
  Value Fund....................   1,750,474     16,388     41,214   1,725,648       268,996       433,161      218,652
Diversified Investors Money
  Market Fund...................   1,223,930  5,063,656  5,401,286     886,300    54,055,381    57,650,617       14,743
Diversified Investors Small-Cap
  Growth Fund...................     790,104      5,342     21,056     774,390        84,138       256,265       51,865
Diversified Investors Small-Cap
  Value Fund....................     929,288      8,767     24,806     913,249       113,918       244,340       63,790
Diversified Investors Special
  Equity Fund...................     478,009      3,233     12,478     468,764        84,138       188,923      119,207
Diversified Investors Value &
  Income Fund...................   5,345,210     61,975    124,396   5,282,789     1,715,971     2,685,821      691,754
                                                                                ------------  ------------  -----------
                                                                                $ 64,137,059  $ 70,897,441  $ 3,359,517
                                                                                ============  ============  ===========






                                    BEGINNING    SHARES     SHARES     ENDING     PURCHASE       SALE     GAIN (LOSS)
                                      SHARES   PURCHASED     SOLD      SHARES       COST         COST       ON SALES
                                    ---------  ---------  ---------  ---------  -----------  -----------  -----------


LONG HORIZON
-------------
INVESTMENTS:
Diversified Investors Core Bond
  Fund............................  1,466,258     68,213     37,762  1,496,709  $   836,795  $   474,666   $   (8,330)
Diversified Investors Equity
  Growth Fund.....................  4,834,331    118,584    113,716  4,839,199    2,562,031    1,580,855      911,125
Diversified Investors Growth &
  Income Fund.....................  1,755,802     47,141     40,522  1,762,421    1,087,703      749,252      203,821
Diversified Investors High Quality
  Bond Fund.......................    783,762     32,829    240,865    575,726      374,280    2,721,771       28,940
Diversified Investors High Yield
  Bond Fund.......................    319,834     18,992      7,912    330,914      185,123       71,617        6,106
Diversified Investors
  International Equity Fund.......  3,340,990    106,360     70,146  3,377,204    1,969,314      908,397      403,171
Diversified Investors Mid-Cap
  Growth Fund.....................  1,262,100     31,291     29,809  1,263,582      341,603      252,483       79,781
Diversified Investors Mid-Cap
  Value Fund......................  1,359,734     36,272     30,243  1,365,763      566,337      317,847      163,061
Diversified Investors Money Market
  Fund............................    625,099  3,680,674  3,952,404    353,369   39,268,240   42,140,429       55,352
Diversified Investors Small-Cap
  Growth Fund.....................    688,263     16,221     15,454    689,030      233,730      184,946       42,392
Diversified Investors Small-Cap
  Value Fund......................    753,607     20,917     18,263    756,261      258,375      179,654       47,684
Diversified Investors Special
  Equity Fund.....................    393,978      9,542      9,187    394,333      233,730      145,427       81,911
Diversified Investors Value &
  Income Fund.....................  4,114,845    119,345     91,456  4,142,734    3,183,608    1,945,331      546,650
                                                                                -----------  -----------   ----------
                                                                                $51,100,869  $51,672,675   $2,561,664
                                                                                ===========  ===========   ==========


                      DIVERSIFIED INVESTORS FUNDS GROUP AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                    APPROVAL OF INVESTMENT ADVISORY CONTRACTS

                                  JUNE 30, 2007
                                   (UNAUDITED)

Diversified Investment Advisors, Inc. ("Diversified") manages the assets of (a) each of the Diversified Investors Stock Index Fund and the Diversified Investors Strategic Allocation Funds, and (b) each series of Diversified Investors Portfolios (each, a "Portfolio") pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with the Trust or Diversified Investors Portfolios, as the case may be. For each Portfolio, Diversified has entered into one or more Investment Subadvisory Agreements (each, a "Subadvisory Agreement") with a subadviser.

In approving the continuation of each Diversified Advisory Agreement and each Subadvisory Agreement, the Board, including the independent Trustees, reviewed extensive information provided by Diversified and the subadvisers. The Trustees considered the advisory fees and total expenses of the funds. In this regard, the Trustees reviewed, among other things, comparative fee information with respect to comparable funds, including additional information from Lipper Analytical Services provided at the Trustees' request. The Trustees discussed the advisory fees and expense ratios, before and after the advisory and other fee waivers, and compared them to investment advisory fees paid by and expense ratios of other investment companies with similar investment objectives. The Trustees noted Diversified's confirmation that it did not have any non-mutual fund clients to whom advisory services were provided. The Trustees also considered that Diversified had extended for an additional year its agreement to waive a portion of certain Portfolios' advisory fees, as necessary, to maintain certain "caps" on total expenses. It also was noted that each subadviser had provided information on how the fee that subadviser received with respect to the applicable Portfolio compared to fees charged by the subadviser to other clients. In some cases the information compared the Portfolio fees to those charged to other funds; in other cases, to all other clients in a similar strategy; in other cases, to clients receiving similar services; and in others, to the subadviser's standard fee schedule. It was noted that, in most cases, the subadviser fees were at least as favorable as those charged to the clients against which the fees were compared. It was acknowledged that Diversified, and not the Portfolios, pays the subadvisory fees.

The Trustees also considered the costs of the services provided to the funds and the resulting profitability of the relationship with the funds. It was noted that Diversified's relationship with the funds also included the provision of administrative and distribution services; that the Trustees had received information concerning the advisory, administration and distribution fees paid to Diversified and Diversified Investors Securities Corp. ("DISC") as the Trust's adviser, administrator and distributor, respectively; and that the Board had reviewed materials relating to the cost to Diversified of the services provided to the funds and the resulting profitability to Diversified of its relationship with the funds. The Board also received information about how Diversified prices its services to its retirement plan clients and how those pricing arrangements in certain circumstances result in credits to plan participant accounts.

The Trustees then reviewed the investment performance of each of the funds, which was considered in connection with each fund's total expenses, contractual management fees, and Diversified's (and where provided, the applicable subadviser's) profitability. The Trustees noted that Diversified's profitability with respect to each fund, on a pre-tax basis, was reasonable under the circumstances. With respect to the investment advisory agreements with the Portfolios, the Board concluded that the relevant analyses of fees, expenses and profitability were better made at the level of the funds that invest in the Portfolios, since investors could not invest directly in the Portfolios. In reviewing fund performance, the Trustees considered gross performance results relative to benchmark for the past one-, three- and (where available) five-year periods (except where there was a new subadviser), and Morningstar and Lipper information regarding net performance in comparison to funds with similar strategies over the same time periods. Performance was also considered in light of the performance of comparable products managed by the subadviser. For funds managed by multiple subadvisers, the Board considered both individual subadviser performance and the combined performance of each such fund in

                      DIVERSIFIED INVESTORS FUNDS GROUP AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


recognition of the fact that managers had been selected on the basis of their complementary investment strategies, which would be expected to perform differently under different market conditions.

The Trustees also reviewed information provided by Diversified and the subadvisers, primarily elicited through questionnaires, regarding, among other things: the nature and quality of services provided; legal, regulatory and compliance matters; actual fees paid by Diversified to each subadviser, comparable fees paid to each subadviser and subadviser profitability data; and other practices and developments. The Trustees noted instances where information was not provided by certain subadvisers, considered the reasons such information was not provided and weighed the relative importance of such information among the other data available to the Trustees. The Trustees placed considerable value on Diversified's views about the subadvisers, particularly given the extensive monitoring undertaken by Diversified as well as the arms'-length nature of the relationship between Diversified and the subadvisers.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that the continuation of each Diversified Advisory Agreement and each Subadvisory Agreement was in the best interests of the applicable fund and its shareholders. The Board based its conclusions, in part, on its observations regarding the performance of and the management fees and total expenses paid by each fund, some of which observations are summarized below. In reaching these conclusions, the Board noted that this continuation reaffirmed the choice of each investor in each fund, who had decided to invest in a fund overseen by Diversified and managed by the applicable subadviser or subadvisers.

MONEY MARKET FUND. For Diversified Investors Money Market Fund (GE Asset Management, Incorporated as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. The Trustees noted that the subadviser had outperformed the benchmark for the one-year period and since inception, gross of fees. The Trustees also noted that the Portfolio invests only in Tier One investments, unlike some funds in the Lipper peer groups. It was noted that contractual management fees were at or below the median for the peer group. It also was noted that total expenses were above the median for the peer group.

BOND FUNDS. For Diversified Investors High Quality Bond Fund (Merganser Capital Management as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the subadviser had outperformed the benchmark for the one-year period and since inception, gross of fees. The Trustees also noted that the fund was rated two stars overall by Morningstar. It was noted that for this fund, the Morningstar universe contains a variety of types of funds, and that this variety makes comparisons more difficult. The Trustees noted that contractual management fees and total expenses were above the median for the peer group.

For Diversified Investors Intermediate Government Bond Fund (which became the Diversified Investors Inflation-Protected Securities Fund effective May 1, 2007) (Allegiance Investment Management as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that one subadviser had been removed from the Portfolio in January, 2006 to address performance, and that a new subadviser and a new investment strategy would be implemented for the Portfolio commencing in May, 2007. The Trustees agreed that they would monitor the performance of the new subadviser and the new strategy especially closely. The Trustees noted that

                      DIVERSIFIED INVESTORS FUNDS GROUP AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


contractual management fees were at or below the median for the peer group, but that total expenses were above the median for the peer group.

For Diversified Investors Core Bond Fund (BlackRock Financial Management, Inc. as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the subadviser had outperformed the benchmark for the 1, 3 and 5 year periods, gross of fees. It was also noted that contractual management fees were slightly above the median for the peer group. The Trustees also noted that total expenses were above the median for the peer group.

For Diversified Investors Total Return Bond Fund (Western Asset Management Company and Western Asset Management Company Limited as subadvisers), it was noted that the fund performance was above the Lipper universe 50th percentile for the 1-year period. The Trustees noted that the fund had commenced operations in mid-2005 and was relatively small in size, and that the subadviser had outperformed the benchmark for the one-year period and since inception, gross of fees. It was also noted that contractual management fees were slightly above the median for the peer group. The Trustees also noted that total expenses were above the median for the peer group. The Trustees noted that the performance of the subadvisers continued to be good.

For Diversified Investors High Yield Bond Fund (Eaton Vance Management as subadviser), it was noted that the fund performance was above the Lipper universe 50th percentile for the 1, 3 and 5 year periods (and in the first quartile for the 1 and 5 year periods). The Trustees noted that the subadviser had outperformed the benchmark for the 1, 3 and 5 year periods, gross of fees. The Trustees also noted that the fund was rated four stars overall by Morningstar. It was noted that both contractual management fees and total expenses were above the median for the peer group. The Trustees noted that the performance of the subadviser continued to be strong.

BALANCED FUND. For Diversified Investors Balanced Fund (Goldman Sachs Asset Management, Western Asset Management Company, and Western Asset Management Company Limited as subadvisers), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the subadvisers had been added in May, 2005 to address performance, and had outperformed their respective benchmarks for the one-year period and since inception, gross of fees. The Trustees determined it was appropriate to continue to monitor the impact of the subadviser changes especially closely. The Trustees also noted that the fund was rated three stars overall by Morningstar. It was noted that both contractual management fees and total expenses were at or below the median for the peer group.

STOCK FUNDS. For Diversified Investors Value & Income Fund (AllianceBernstein and TCW Investment Management Company as subadvisers), it was noted that the fund performance was above the Lipper universe 50th percentile for the 1, 3 and 5 year periods. The Trustees noted that the two subadvisers had underperformed their respective benchmarks for the one-year period, and that the fund had underperformed the benchmark for the 1 and 3 year periods. The Trustees also noted that the fund was rated three stars overall by Morningstar. The Trustees noted that TCW had been added as a subadviser in March, 2005 to address performance, and that they would continue to monitor closely the impact of the subadviser change. The Trustees also noted that both contractual management fees and total expenses were at or below the median for the peer group.

For Diversified Investors Value Fund (Hotchkis and Wiley as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1 year period. It also was noted that the performance of the fund was below the 50th percentile for the 1 year period for the Morningstar universe. The Trustees noted that the fund had commenced operations in mid-2005 and was relatively small in size. The Trustees also noted management's views that the subadviser's investment style could result in periods of

                      DIVERSIFIED INVESTORS FUNDS GROUP AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


underperformance. They noted, however, that the subadviser had underperformed the benchmark since inception, and was under increased scrutiny. The Trustees determined that they would continue to monitor the performance of the fund especially closely. The Trustees also noted that both contractual management fees and total expenses were at or below the median for the peer group.

For Diversified Investors Stock Index Fund, it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. The Trustees noted the investment structure of the fund, and that it invested in a master fund managed by Barclays Global Investors. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group. The Board noted that they had sought an explanation from Diversified for the fees on the fund and had received a satisfactory explanation relating to the costs of the management services provided.

For Diversified Investors Growth & Income Fund (Aronson+Johnson+Ortiz, Ark Asset Management and Goldman Sachs Asset Management as subadvisers), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1 and 5 year periods, and slightly above the 50th percentile for the 3 year period. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the current subadvisers had come on board in May, 2004 to address performance; that overall performance had improved since the change; that all three subadvisers had underperformed their respective benchmarks for the one year period but that Goldman Sachs and AJO have outperformed their respective benchmarks since inception; that Ark would be replaced as a subadviser because of investment performance; and that the fund was rated two stars overall by Morningstar. It was agreed that the Trustees would continue to monitor especially closely the performance of the fund. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group. The Trustees also noted that AJO's profitability appeared higher than that of other subadvisers but was acceptable under the circumstances and in light of AJO's longer term performance.

For Diversified Investors Equity Growth Fund (Ark Asset Management and Marsico Capital Management as subadvisers), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1 and 3 year periods, and above the 50th percentile for the 5 year period. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that one subadviser
(Ark) had underperformed its benchmark for the one year period but had outperformed the benchmark (gross of fees) since inception; that Ark would be replaced as a subadviser because of investment performance; that the other subadviser (Marsico) had outperformed its benchmark for the one year period and since inception, gross of fees; and that the fund was rated three stars overall by Morningstar. It was noted that a subadviser had been removed in September, 2004 to address performance. It was agreed that the Trustees would continue to monitor especially closely the performance of the fund. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group. The Trustees noted that Marsico had provided profitability information on a firm-wide basis, but that the profitability had not been unreasonable under the circumstances.

For Diversified Investors Aggressive Equity Fund (Turner Investment Partners as subadviser), it was noted that the fund performance was at the Lipper universe 50th percentile for the 1 year period, and above the 50th percentile for the 3 and 5 year periods (and in the first quartile for the 3 year period). The Trustees noted that the subadviser had underperformed its benchmark for the one year period but had outperformed the benchmark (gross of fees) since inception; that Turner runs a fairly concentrated portfolio and there can be swings in performance; and that the fund was rated two stars overall by Morningstar. The Trustees noted that contractual management fees and total expenses were above the median for the peer group. They also noted that two years earlier, Diversified had reduced its management fee by 20 basis points.

                      DIVERSIFIED INVESTORS FUNDS GROUP AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

For Diversified Investors Mid-Cap Value Fund (Cramer, Rosenthal, McGlynn, LSV Asset Management and RiverSource Investments as subadvisers), it was noted that the fund performance was above the Lipper universe 50th percentile for the 1, 3 and 5 year periods (and in the first quartile for the 1 and 3 year periods). The Trustees noted that Cramer Rosenthal had outperformed its benchmark for the one year period and since inception (gross of fees); that LSV had outperformed its benchmark for the one year period (gross of fees) but had underperformed its benchmark since inception; that RiverSource was added as a subadviser in October, 2006 for capacity and had underperformed in the brief period since inception; and that the fund was rated four stars overall by Morningstar. The Trustees noted that both contractual management fees and total expenses were at or below the median for the peer group. The Trustees noted that Cramer Rosenthal had provided profitability information on a firm-wide basis, but that the profitability had not been unreasonable under the circumstances. The Trustees noted that the fund's performance continued to be good.

For Diversified Investors Mid-Cap Growth Fund (Columbus Circle Investors as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe, and that the fund had underperformed the benchmark for the 1 and 3 year periods. The Trustees noted that the subadviser had underperformed its benchmark for the one year period and since inception, that Columbus Circle is under increased scrutiny because of investment performance, and that the fund was rated two stars overall by Morningstar. It was agreed that the Trustees would continue to monitor especially closely the performance of the fund. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group.

For Diversified Investors Small-Cap Value Fund (EARNEST Partners and Mesirow Financial Investment Management as subadvisers), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1 and 3 year periods (the fund commenced operations in 2003). It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe, and that the fund had underperformed the benchmark for the 1 and 3 year periods. The Trustees noted that one subadviser (EARNEST Partners) had underperformed its benchmark for the one year period and since inception, that EARNEST would be replaced as subadviser because of investment performance, that a second subadviser (Mesirow) had been added in October, 2006 to attempt to reduce volatility, and that the fund was under increased scrutiny. It was agreed that the Trustees would continue to monitor especially closely the performance of the fund and the impact of the subadviser changes. The Trustees noted that contractual management fees were above the median for the peer group, but that total expenses were below the median for the peer group.

For Diversified Investors Special Equity Fund (Mazama Capital Management, RS Investment Management, EARNEST Partners, Wellington Management Company and INVESCO Institutional as subadvisers), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and that the fund had underperformed the benchmark for the 1 and 3 year periods. The Trustees noted that of the five subadvisers to the Portfolio, EARNEST would be replaced as subadviser because of investment performance, that the other subadvisers underperformed their respective benchmarks for the one year period but outperformed (gross of fees, with the exception of INVESCO as to the value mandate) since their respective inceptions, and that the fund was rated three stars overall by Morningstar. It was noted that Mazama had been brought on board in March, 2005 to address performance, and that INVESCO had taken on an additional style mandate in June, 2006. It was agreed that the Trustees would continue to monitor especially closely the performance of the fund and the impact of the subadviser changes. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group. The Trustees also noted that INVESCO's profitability appeared higher than that of other subadvisers but was not unreasonable under the circumstances and given the longer term performance.

                      DIVERSIFIED INVESTORS FUNDS GROUP AND
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

For Diversified Investors Small-Cap Growth Fund (Perimeter Capital Partners as subadviser), it was noted that the fund performance was below the Lipper universe 50th percentile for the 1 and 3 year periods (the fund commenced operations in 2003), and that the fund had underperformed the benchmark for the 1 and 3 year periods. It also was noted that the performance of the fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the prior subadviser had been brought on board in December, 2005 to address performance; that Perimeter had been hired in 2006 for continuity of portfolio management; that Perimeter's more recent performance was improved; and that the subadviser is under increased scrutiny because it is a start-up firm. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group.

For Diversified Investors International Equity Fund (LSV Asset Management and Wellington Management Company as subadvisers), it was noted that the fund performance was above the Lipper universe 50th percentile for the 1 year period and below the 50th percentile for the 3 and 5 year periods. The Trustees noted that Wellington's performance had improved over the past year, and that the fund was rated four stars overall by Morningstar. The Trustees noted that contractual management fees were at or below the median for the peer group, but that total expenses were above the median for the peer group.

STRATEGIC ALLOCATION FUNDS. In the case of the Short Horizon Strategic Allocation Fund, the Trustees noted that the fund performance was above the Lipper universe 50th percentile for the 1, 3 and 5 year periods.

For the Short/Intermediate Horizon Strategic Allocation Fund, it was noted that the fund performance was at or below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and that the fund had underperformed the benchmark for the 1 and 3 year periods.

For the Intermediate Horizon Strategic Allocation Fund and Long Horizon Strategic Allocation Fund, it was noted that the fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and that the fund had underperformed the benchmark for the 1 and 3 year periods.

For the Intermediate/Long Horizon Strategic Allocation Fund, it was noted that the fund performance was below the Lipper universe 50th percentile for the 1 year period and at or above the 50th percentile for the 3 and 5 year periods, and that the fund had underperformed the benchmark for the 1 and 3 year periods.

The Trustees noted that for all of the Strategic Allocation Funds, total expenses were above the median for the applicable peer group. It also was noted that separately, Diversified had recently reduced the advisory fee to 0.10%.

                                   * * * * * *

It also was noted that these conclusions were based upon the Board's determination for each fund that the fund's performance compared sufficiently favorably with other funds in the peer group and/or benchmark over recent periods, with the exceptions discussed above; that management fees and total expenses after giving effect to waivers and reimbursements compared sufficiently favorably to the peer group, with the exceptions discussed above; and that, in reviewing Diversified's profitability with respect to its services for the fund, that profitability (together with additional benefits received by Diversified and DISC) was reasonable under the circumstances and in view of the nature and quality of the services provided by Diversified. The Board also considered that the fee waivers and reimbursements for certain funds were contractually agreed and as a result could not be discontinued or modified without Board approval. In addition to the foregoing, the Trustees were satisfied with the overall quality of the services provided by Diversified, including selecting and monitoring subadvisers and providing compliance services to the funds.

                       (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF ASSETS AND LIABILITIES

                                  JUNE 30, 2007
                                   (UNAUDITED)



                                                                       HIGH         INFLATION-
                                                        MONEY         QUALITY        PROTECTED
                                                       MARKET          BOND       SECURITIES (1)
                                                    ------------   ------------   --------------


ASSETS:
Securities, at value, including investments held
  as collateral for
  securities out on loan (Notes 2 and 4)..........  $802,294,810   $861,108,119    $134,627,081
Repurchase agreements (cost equals market)........   144,296,775     16,179,501       2,757,541
Cash..............................................            --             --              --
Restricted cash...................................            --             --              --
Cash at broker....................................            --             --              --
Foreign currency holdings, at value (cost $4,670,
  $21,859,453, $3 and $3, respectively)...........            --             --           4,737
Receivable for securities sold....................            --             --              --
Unrealized appreciation on foreign currency
  forward contracts (Note 10).....................            --             --          76,146
Unrealized appreciation on open swaps contracts...            --             --              --
Variation margin..................................            --             --              --
Interest receivable...............................     4,364,828      5,248,003       1,179,051
Dividends receivable..............................            --             --              --
Foreign tax reclaim receivable....................            --             --              --
Receivable from Advisor...........................            --             --              --
Receivable from securities lending (net)..........            --         18,598           9,123
                                                    ------------   ------------    ------------
Total assets......................................   950,956,413    882,554,221     138,653,679
                                                    ------------   ------------    ------------
LIABILITIES:
Due to Advisor....................................            --             --             211
Due to Custodian..................................            --             --              --
Due to Broker for swap contracts..................            --             --              --
Collateral for securities out on loan.............            --     12,842,999              --
Payable for securities purchased..................            --     13,629,091       3,058,128
Securities sold short, at value (proceeds
  $396,048,543)...................................            --             --              --
Written options, at value (premium $601,920,
  $114,801 and $60,653, respectively).............            --             --              --
Unrealized depreciation on open swap contracts....            --             --              --
Unrealized depreciation on foreign currency
  forward contracts (Note 10).....................            --             --          44,807
Variation margin..................................            --             --          14,697
Investment advisory fees..........................       192,456        238,127          37,861
Accrued expenses..................................        39,867         48,493          36,349
Contingent liability (Note 6).....................            --             --              --
                                                    ------------   ------------    ------------
Total liabilities.................................       232,323     26,758,710       3,192,053
                                                    ------------   ------------    ------------
NET ASSETS........................................  $950,724,090   $855,795,511    $135,461,626
                                                    ============   ============    ============
SECURITIES, AT COST...............................  $802,294,810   $869,147,836    $138,451,172
                                                    ============   ============    ============




--------

(1)    Formerly, Intermediate Government Bond.


                       See notes to financial statements.

                      TOTAL
     CORE            RETURN        HIGH YIELD                         VALUE &
     BOND             BOND            BOND          BALANCED          INCOME            VALUE
--------------    ------------    ------------    ------------    --------------    ------------






$2,447,222,741    $388,923,156    $522,928,687    $409,485,874    $3,887,418,009    $172,805,197
    20,317,861      79,088,307      32,187,362      14,424,271        53,220,091       6,733,344
            --             202              --              --                --             137
            --              --              --          82,700                --              --
            --       1,179,225              --       1,087,086                --              --


    21,061,454               3              --               3                --              --
   614,605,244      38,526,764       6,068,747      18,600,332         2,674,941       2,053,232
            --           2,196              --           3,732                --              --
     1,279,724              --              --              --                --              --
     1,384,836              --              --              --                --              --
    15,793,437       2,199,499       9,665,101       1,231,888            42,650           3,466
            --              --              --         282,106         4,709,050         182,883
            --              --              --              --            74,008              --
            --           1,853              --           3,710                --             447
         8,334           2,053              --           1,160            35,655           8,269
--------------    ------------    ------------    ------------    --------------    ------------
 3,121,673,631     509,923,258     570,849,897     445,202,862     3,948,174,404     181,786,975
--------------    ------------    ------------    ------------    --------------    ------------


            --              --              --              --                --              --
            --              --              --              --                --              --
            --              --              --              --                --              --
     5,441,625      32,645,613              --      11,890,436       244,204,605      17,660,618
   583,720,200     164,013,124       8,537,686      55,538,137        12,908,926         243,782
   394,055,644              --              --              --                --              --


       976,410         124,344              --          65,406                --              --
     1,616,425              --              --              --                --              --
       370,069         116,001              --          92,963                --              --
            --         447,573              --         634,441                --              --
       589,858          78,336         251,486         136,236         1,336,710          65,746
       100,732          25,437          38,372          59,242            81,785          29,286
            --              --              --              --                --              --
--------------    ------------    ------------    ------------    --------------    ------------
   986,870,963     197,450,428       8,827,544      68,416,861       258,532,026      17,999,432
--------------    ------------    ------------    ------------    --------------    ------------
$2,134,802,668    $312,472,830    $562,022,353    $376,786,001    $3,689,642,378    $163,787,543
==============    ============    ============    ============    ==============    ============
$2,483,714,418    $391,094,332    $516,422,640    $376,789,920    $3,158,854,703    $165,017,398
==============    ============    ============    ============    ==============    ============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)



                                                     GROWTH &          EQUITY        AGGRESSIVE
                                                      INCOME           GROWTH          EQUITY
                                                  --------------   --------------   ------------


ASSETS:
Securities, at value, including investments held
  as collateral for securities out on loan
  (Notes 2 and 4)...............................  $1,117,710,793   $2,446,530,650   $432,431,448
Repurchase agreements (cost equals market)......       6,015,524        2,729,778      3,352,666
Cash............................................          35,550               --             --
Cash at broker..................................          91,100               --             --
Foreign currency holdings, at value (cost
  $15,934,019 and $2,392,512 respectively)......              --       15,243,740             --
Receivable for securities sold..................       7,457,534       35,532,369     16,428,870
Unrealized appreciation on foreign currency
  forward contracts (Note 10)...................              --               --             --
Interest receivable.............................           7,746            6,172         10,573
Dividends receivable............................       1,150,659        2,397,171        225,853
Foreign tax reclaim receivable..................              --          231,438         15,831
Receivable from Advisor.........................              --               --          5,466
Receivable from securities lending (net)........          10,457           27,647         25,170
                                                  --------------   --------------   ------------
Total assets....................................   1,132,479,363    2,502,698,965    452,495,877
                                                  --------------   --------------   ------------
LIABILITIES:
Due to Advisor..................................              --               --             --
Due to Custodian................................              --        4,257,929             --
Collateral for securities out on loan...........      47,663,319       39,846,175     69,461,923
Payable for securities purchased................       6,171,196       20,743,010     16,476,902
Unrealized depreciation on foreign currency
  forward contracts (Note 10)...................              --            4,891             --
Variation margin................................           2,550               --             --
Investment advisory fees........................         524,713        1,219,295        226,486
Accrued expenses................................          72,778           90,377         26,732
Contingent liability (Note 6)...................              --               --             --
                                                  --------------   --------------   ------------
Total liabilities...............................      54,434,556       66,161,677     86,192,043
                                                  --------------   --------------   ------------
NET ASSETS......................................  $1,078,044,807   $2,436,537,288   $366,303,834
                                                  ==============   ==============   ============
SECURITIES, AT COST.............................  $1,006,290,476   $2,238,035,868   $365,056,340
                                                  ==============   ==============   ============





                       See notes to financial statements.


    MID-CAP          MID-CAP        SMALL-CAP         SPECIAL         SMALL-CAP      INTERNATIONAL
     VALUE           GROWTH           VALUE           EQUITY           GROWTH           EQUITY
--------------    ------------    ------------    --------------    ------------    --------------






$1,281,665,974    $373,848,283    $272,750,826    $1,445,990,702    $220,686,054    $2,513,118,676
    25,029,050       7,138,156       1,640,031        21,754,785       2,314,011        18,259,432
            --              --              --                --              --                --
            --              --              --                --              --                --


            --              --              --                --              --         2,211,056
     6,394,290       2,309,110         895,702         4,820,250       3,360,744        30,052,060
            --              --              --                --              --            68,490
        30,915          11,176           6,390            44,600           6,050            31,033
     1,641,519          97,777         599,256         1,420,470          43,218         3,317,512
            54             562              --                --              --         1,533,864
            --              --              --                --              45                --
        18,330          25,730          44,226           119,286          11,868            27,968
--------------    ------------    ------------    --------------    ------------    --------------
 1,314,780,132     383,430,794     275,936,431     1,474,150,093     226,421,990     2,568,620,091
--------------    ------------    ------------    --------------    ------------    --------------


         1,516             251             420                --              --                --
            --              --              --                --              --                --
   181,765,144      70,162,239      42,332,931       286,107,422      39,388,316       196,242,413
     3,359,400       4,600,009              --         5,359,581       2,435,753        18,440,918
            --              --              --                --              --            54,040
            --              --              --            32,000              --                --
       606,202         180,398         158,769           763,215         128,958         1,393,961
        72,866          40,110          33,155            84,082          70,236           142,829
            --              --              --                --              --                --
--------------    ------------    ------------    --------------    ------------    --------------
   185,805,128      74,983,007      42,525,275       292,346,300      42,023,263       216,274,161
--------------    ------------    ------------    --------------    ------------    --------------
$1,128,975,004    $308,447,787    $233,411,156    $1,181,803,793    $184,398,727    $2,352,345,930
==============    ============    ============    ==============    ============    ==============
$1,142,811,203    $324,332,239    $266,120,341    $1,322,687,266    $198,897,933    $1,933,860,466
==============    ============    ============    ==============    ============    ==============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)



                                                                        HIGH        INFLATION-
                                                         MONEY        QUALITY       PROTECTED
                                                         MARKET         BOND      SECURITIES(1)
                                                      -----------   -----------   -------------


INVESTMENT INCOME (NOTE 2):
Interest income.....................................  $25,420,492   $20,013,872    $ 4,973,391
Securities lending income (net).....................           --        10,472         11,800
Dividend income.....................................           --            --             --
Less: foreign withholding taxes.....................           --            --             --
                                                      -----------   -----------    -----------
Total income........................................   25,420,492    20,024,344      4,985,191
                                                      -----------   -----------    -----------
EXPENSES (NOTE 2):
Investment advisory fees............................    1,185,761     1,473,801        255,477
Custody fees........................................       78,700        90,492         29,052
Audit fees..........................................       13,936        14,902         14,387
Legal fees..........................................        3,738         3,153             45
Reports to shareholders.............................        2,147         1,905            325
Other fees..........................................       11,178         9,471          1,587
                                                      -----------   -----------    -----------
Total expenses......................................    1,295,460     1,593,724        300,873
Expenses reimbursed by the Advisor..................           --            --         (9,342)
                                                      -----------   -----------    -----------
Net expenses........................................    1,295,460     1,593,724        291,531
                                                      -----------   -----------    -----------
NET INVESTMENT INCOME (LOSS)........................   24,125,032    18,430,620      4,693,660
                                                      -----------   -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities........................................           --      (231,695)      (797,904)
  Swap contracts....................................           --            --             --
  Futures...........................................           --            --        262,210
  Written options...................................           --            --             --
  Foreign currency transactions.....................           --            --        (25,473)
Change in net unrealized appreciation (depreciation)
  on:
  Securities........................................           --    (1,233,897)    (3,836,963)
  Futures...........................................           --            --        (78,287)
  Written options...................................           --            --             --
  Short sales.......................................           --            --             --
  Swap contracts....................................           --            --             --
  Foreign currency translations.....................           --            --         31,185
                                                      -----------   -----------    -----------
Net realized and unrealized gains (losses) on
  investments.......................................           --    (1,465,592)    (4,445,232)
                                                      -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $24,125,032   $16,965,028    $   248,428
                                                      ===========   ===========    ===========




--------

(1)    Formerly, Intermediate Government Bond.


                       See notes to financial statements.

                   TOTAL
    CORE           RETURN       HIGH YIELD                      VALUE &
    BOND            BOND           BOND         BALANCED        INCOME          VALUE
------------    -----------    -----------    -----------    ------------    ----------




$ 55,073,309    $ 5,531,699    $22,323,509    $ 4,253,363    $  1,827,920    $  175,460
      27,958         16,692             --         18,212         197,108        63,157
          --          5,377        122,321      1,988,226      35,123,049     1,109,241
          --             --             --             --        (184,409)       (2,967)
------------    -----------    -----------    -----------    ------------    ----------
  55,101,267      5,553,768     22,445,830      6,259,801      36,963,668     1,344,891
------------    -----------    -----------    -----------    ------------    ----------


   3,694,055        355,921      1,474,573        854,756       8,117,252       355,195
     258,846         55,837         63,398        104,040         295,123        34,295
      17,623         15,902         14,646         15,143          18,890        15,865
       8,312            551          2,808          2,134          45,787           685
       4,787            346          1,184            651           8,193           259
      23,399          1,357          5,912          5,098          46,382         1,157
------------    -----------    -----------    -----------    ------------    ----------
   4,007,022        429,914      1,562,521        981,822       8,531,627       407,456
          --        (23,147)            --        (32,093)             --       (16,746)
------------    -----------    -----------    -----------    ------------    ----------
   4,007,022        406,767      1,562,521        949,729       8,531,627       390,710
------------    -----------    -----------    -----------    ------------    ----------
  51,094,245      5,147,001     20,883,309      5,310,072      28,432,041       954,181
------------    -----------    -----------    -----------    ------------    ----------




  (6,323,371)    (2,029,670)     4,001,022     11,241,692     157,781,864     4,899,508
  (1,108,735)            --             --             --              --            --
  (6,978,289)      (723,652)            --       (429,177)             --            --
          --         27,769             --         35,260              --            --
  (2,894,036)         1,637             --          8,570              --            --


 (19,228,182)    (2,081,385)    (7,235,827)    (3,509,853)     64,155,099     1,441,473
    (931,419)        (5,573)            --       (101,731)             --            --
    (354,756)       (12,283)            --         (9,759)             --            --
   1,056,767             --             --             --              --            --
  (3,642,605)            --             --             --              --            --
     664,349       (123,930)            --       (100,946)             --            32
------------    -----------    -----------    -----------    ------------    ----------
 (39,740,277)    (4,947,087)    (3,234,805)     7,134,056     221,936,963     6,341,013
------------    -----------    -----------    -----------    ------------    ----------
$ 11,353,968    $   199,914    $17,648,504    $12,444,128    $250,369,004    $7,295,194
============    ===========    ===========    ===========    ============    ==========


                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF OPERATIONS (CONTINUED)

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)


                                                      GROWTH &         EQUITY       AGGRESSIVE
                                                       INCOME          GROWTH         EQUITY
                                                    ------------   -------------   -----------


INVESTMENT INCOME (NOTE 2):
Interest income...................................  $    298,397   $     999,472   $    42,806
Securities lending income (net)...................        76,449          63,830       161,120
Dividend income...................................     8,755,977      12,087,696     1,032,447
Less: foreign withholding taxes...................        (5,049)       (176,704)      (19,704)
                                                    ------------   -------------   -----------
Total income......................................     9,125,774      12,974,294     1,216,669
                                                    ------------   -------------   -----------
EXPENSES (NOTE 2):
Investment advisory fees..........................     3,340,548       7,638,716     1,407,597
Custody fees......................................       145,127         220,074        55,673
Audit fees........................................        15,654          17,983        13,990
Legal fees........................................         4,429           9,878         1,510
Reports to shareholders...........................         2,632           5,782           796
Other fees........................................        14,742          32,194         5,029
                                                    ------------   -------------   -----------
Total expenses....................................     3,523,132       7,924,627     1,484,595
Expenses reimbursed by the Advisor................            --              --       (22,157)
                                                    ------------   -------------   -----------
Net expenses......................................     3,523,132       7,924,627     1,462,438
                                                    ------------   -------------   -----------
NET INVESTMENT INCOME (LOSS)......................     5,602,642       5,049,667      (245,769)
                                                    ------------   -------------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities......................................    98,477,600     241,774,094    25,497,016
  Swap contracts..................................            --              --            --
  Futures.........................................       243,412              --            --
  Written options.................................            --              --            --
  Foreign currency transactions...................            --          14,200            --
Change in net unrealized appreciation
  (depreciation) on:
  Securities......................................   (34,363,743)   (114,413,382)   12,599,587
  Futures.........................................       (17,737)             --            --
  Written options.................................            --              --            --
  Short sales.....................................            --              --            --
  Swap contracts..................................            --              --            --
  Foreign currency translations...................           623          14,257            --
                                                    ------------   -------------   -----------
Net realized and unrealized gains (losses) on
  investments.....................................    64,340,155     127,389,169    38,096,603
                                                    ------------   -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 69,942,797   $ 132,438,836   $37,850,834
                                                    ============   =============   ===========





                       See notes to financial statements.

   MID-CAP        MID-CAP       SMALL-CAP        SPECIAL       SMALL-CAP     INTERNATIONAL
    VALUE          GROWTH         VALUE          EQUITY          GROWTH          EQUITY
------------    -----------    -----------    ------------    -----------    -------------




$    723,314    $   193,334    $   206,273    $    653,044    $    38,436     $    684,600
      96,072         76,548        168,963         575,192         49,163          439,930
   9,330,274        670,849      2,079,718       7,497,407        318,736       41,290,189
     (60,770)        (1,647)            --              --             --       (4,355,743)
------------    -----------    -----------    ------------    -----------     ------------
  10,088,890        939,084      2,454,954       8,725,643        406,335       38,058,976
------------    -----------    -----------    ------------    -----------     ------------


   3,482,089      1,083,982        938,461       4,748,912        708,146        8,241,664
     133,063         39,498         21,443         188,192         43,991        1,069,747
      12,728         12,155         12,093          16,917         10,933           18,882
       7,321          1,858          2,223           2,046          1,025           10,206
       2,464            621            522           2,067            274            4,885
      12,713          4,000          3,020          15,514          2,073           27,713
------------    -----------    -----------    ------------    -----------     ------------
   3,650,378      1,142,114        977,762       4,973,648        766,442        9,373,097
     (13,269)       (13,357)        (5,248)             --        (34,600)              --
------------    -----------    -----------    ------------    -----------     ------------
   3,637,109      1,128,757        972,514       4,973,648        731,842        9,373,097
------------    -----------    -----------    ------------    -----------     ------------
   6,451,781       (189,673)     1,482,440       3,751,995       (325,507)      28,685,879
------------    -----------    -----------    ------------    -----------     ------------




  60,561,949     26,388,029     13,459,781     102,587,390     13,324,879      141,095,632
          --             --             --              --             --               --
          --             --             --          83,025             --               --
          --             --             --              --             --               --
        (402)            --             --              --             --          (92,895)


  39,666,957     12,400,679     (5,260,936)    (32,116,734)     7,088,143       73,658,962
          --             --             --         (55,698)            --               --
          --             --             --              --             --               --
          --             --             --              --             --               --
          --             --             --              --             --               --
          --             --             --              --             --         (211,823)
------------    -----------    -----------    ------------    -----------     ------------
 100,228,504     38,788,708      8,198,845      70,497,983     20,413,022      214,449,876
------------    -----------    -----------    ------------    -----------     ------------
$106,680,285    $38,599,035    $ 9,681,285    $ 74,249,978    $20,087,515     $243,135,755
============    ===========    ===========    ============    ===========     ============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                       STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)



                                                                         HIGH         INFLATION-
                                                       MONEY           QUALITY        PROTECTED
                                                       MARKET            BOND       SECURITIES(1)
                                                  ---------------   -------------   -------------


FROM OPERATIONS:
Net investment income (loss)....................  $    24,125,032   $  18,430,620    $  4,693,660
Net realized gains (losses) on transactions
  from:
  Securities....................................               --        (231,695)       (797,904)
  Swap contracts................................               --              --              --
  Futures.......................................               --              --         262,210
  Written options...............................               --              --              --
  Foreign currency transactions.................               --              --         (25,473)
Change in net unrealized appreciation
  (depreciation) on:
  Securities....................................               --      (1,233,897)     (3,836,963)
  Futures.......................................               --              --         (78,287)
  Written options...............................               --              --              --
  Short sales...................................               --              --              --
  Swap contracts................................               --              --              --
  Foreign currency translations.................               --              --          31,185
                                                  ---------------   -------------    ------------
Net increase (decrease) in net assets resulting
  from operations...............................       24,125,032      16,965,028         248,428
                                                  ---------------   -------------    ------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions...................................    1,506,689,033     163,967,709      30,982,989
Withdrawals.....................................   (1,506,030,584)   (142,760,412)    (46,450,959)
                                                  ---------------   -------------    ------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests.....................................          658,449      21,207,297     (15,467,970)
                                                  ---------------   -------------    ------------
Net increase (decrease) in net assets...........       24,783,481      38,172,325     (15,219,542)
NET ASSETS:
Beginning of period.............................      925,940,609     817,623,186     150,681,168
                                                  ---------------   -------------    ------------
End of period...................................  $   950,724,090   $ 855,795,511    $135,461,626
                                                  ===============   =============    ============




--------

(1)    Formerly, Intermediate Government Bond.


                       See notes to financial statements.

                      TOTAL
     CORE            RETURN        HIGH YIELD                         VALUE &
     BOND             BOND            BOND          BALANCED          INCOME            VALUE
--------------    ------------    ------------    ------------    --------------    ------------




$   51,094,245    $  5,147,001    $ 20,883,309    $  5,310,072    $   28,432,041    $    954,181


    (6,323,371)     (2,029,670)      4,001,022      11,241,692       157,781,864       4,899,508
    (1,108,735)             --              --              --                --              --
    (6,978,289)       (723,652)             --        (429,177)               --              --
            --          27,769              --          35,260                --              --
    (2,894,036)          1,637              --           8,570                --              --


   (19,228,182)     (2,081,385)     (7,235,827)     (3,509,853)       64,155,099       1,441,473
      (931,419)         (5,573)             --        (101,731)               --              --
      (354,756)        (12,283)             --          (9,759)               --              --
     1,056,767              --              --              --                --              --
    (3,642,605)             --              --              --                --              --
       664,349        (123,930)             --        (100,946)               --              32
--------------    ------------    ------------    ------------    --------------    ------------
    11,353,968         199,914      17,648,504      12,444,128       250,369,004       7,295,194
--------------    ------------    ------------    ------------    --------------    ------------


   308,342,743     219,983,652     129,149,865      50,041,312       472,763,604      78,467,928
  (262,715,492)    (28,347,163)    (87,106,072)    (67,348,240)     (572,433,956)    (23,258,485)
--------------    ------------    ------------    ------------    --------------    ------------


    45,627,251     191,636,489      42,043,793     (17,306,928)      (99,670,352)     55,209,443
--------------    ------------    ------------    ------------    --------------    ------------
    56,981,219     191,836,403      59,692,297      (4,862,800)      150,698,652      62,504,637


 2,077,821,449     120,636,427     502,330,056     381,648,801     3,538,943,726     101,282,906
--------------    ------------    ------------    ------------    --------------    ------------
$2,134,802,668    $312,472,830    $562,022,353    $376,786,001    $3,689,642,378    $163,787,543
==============    ============    ============    ============    ==============    ============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                       FOR THE PERIOD ENDED JUNE 30, 2007
                                   (UNAUDITED)


                                                     GROWTH &          EQUITY         AGGRESSIVE
                                                      INCOME           GROWTH           EQUITY
                                                  --------------   --------------   -------------


FROM OPERATIONS:
Net investment income (loss)....................  $    5,602,642   $    5,049,667   $    (245,769)
Net realized gains (losses) on transactions
  from:
  Securities....................................      98,477,600      241,774,094      25,497,016
  Swap contracts................................              --               --              --
  Futures.......................................         243,412               --              --
  Written options...............................              --               --              --
  Foreign currency transactions.................              --           14,200              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities....................................     (34,363,743)    (114,413,382)     12,599,587
  Futures.......................................         (17,737)              --              --
  Written options...............................              --               --              --
  Short sales...................................              --               --              --
  Swap contracts................................              --               --              --
  Foreign currency translations.................             623           14,257              --
                                                  --------------   --------------   -------------
Net increase (decrease) in net assets resulting
  from operations...............................      69,942,797      132,438,836      37,850,834
                                                  --------------   --------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions...................................      98,057,506      234,749,930      52,384,871
Withdrawals.....................................    (248,975,741)    (457,568,934)   (106,599,779)
                                                  --------------   --------------   -------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests.....................................    (150,918,235)    (222,819,004)    (54,214,908)
                                                  --------------   --------------   -------------
Net increase (decrease) in net assets...........     (80,975,438)     (90,380,168)    (16,364,074)
NET ASSETS:
Beginning of period.............................   1,159,020,245    2,526,917,456     382,667,908
                                                  --------------   --------------   -------------
End of period...................................  $1,078,044,807   $2,436,537,288   $ 366,303,834
                                                  ==============   ==============   =============





                       See notes to financial statements.

    MID-CAP          MID-CAP        SMALL-CAP         SPECIAL         SMALL-CAP      INTERNATIONAL
     VALUE           GROWTH           VALUE           EQUITY           GROWTH           EQUITY
--------------    ------------    ------------    --------------    ------------    --------------




$    6,451,781    $   (189,673)   $  1,482,440    $    3,751,995    $   (325,507)   $   28,685,879


    60,561,949      26,388,029      13,459,781       102,587,390      13,324,879       141,095,632
            --              --              --                --              --                --
            --              --              --            83,025              --                --
            --              --              --                --              --                --
          (402)             --              --                --              --           (92,895)


    39,666,957      12,400,679      (5,260,936)      (32,116,734)      7,088,143        73,658,962
            --              --              --           (55,698)             --                --
            --              --              --                --              --                --
            --              --              --                --              --                --
            --              --              --                --              --                --
            --              --              --                --              --          (211,823)
--------------    ------------    ------------    --------------    ------------    --------------
   106,680,285      38,599,035       9,681,285        74,249,978      20,087,515       243,135,755
--------------    ------------    ------------    --------------    ------------    --------------


   216,966,983      38,644,918      38,806,409       148,803,460      36,781,799       387,074,482
  (131,646,469)    (78,705,227)    (51,393,256)     (252,806,104)    (27,473,591)     (379,016,780)
--------------    ------------    ------------    --------------    ------------    --------------


    85,320,514     (40,060,309)    (12,586,847)     (104,002,644)      9,308,208         8,057,702
--------------    ------------    ------------    --------------    ------------    --------------
   192,000,799      (1,461,274)     (2,905,562)      (29,752,666)     29,395,723       251,193,457


   936,974,205     309,909,061     236,316,718     1,211,556,459     155,003,004     2,101,152,473
--------------    ------------    ------------    --------------    ------------    --------------
$1,128,975,004    $308,447,787    $233,411,156    $1,181,803,793    $184,398,727    $2,352,345,930
==============    ============    ============    ==============    ============    ==============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                       STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2006




                                                                     HIGH         INFLATION-
                                                   MONEY           QUALITY        PROTECTED
                                                   MARKET            BOND        SECURITIES*
                                              ---------------   -------------   -------------


FROM OPERATIONS:
Net investment income (loss)................  $    42,013,106   $  32,679,639   $   8,427,753
Net realized gains (losses) on transactions
  from:
  Securities................................            3,069      (3,537,144)     (4,284,109)
  Swap contracts............................               --              --              --
  Futures...................................               --              --              --
  Written options...........................               --              --              --
  Foreign currency transactions.............               --              --              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities................................               --       5,974,556       1,003,748
  Futures...................................               --              --              --
  Written options...........................               --              --              --
  Short sales...............................               --              --              --
  Swap contracts............................               --              --              --
  Foreign currency translations.............               --              --              --
                                              ---------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from operations.................       42,016,175      35,117,051       5,147,392
                                              ---------------   -------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions...............................    3,826,219,117     473,191,503      61,946,831
Withdrawals.................................   (3,708,071,941)   (479,084,534)   (177,519,578)
                                              ---------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from transactions in investors'
  beneficial interests......................      118,147,176      (5,893,031)   (115,572,747)
                                              ---------------   -------------   -------------
Net increase (decrease) in net assets.......      160,163,351      29,224,020    (110,425,355)
NET ASSETS:
Beginning of year...........................      765,777,258     788,399,166     261,106,523
                                              ---------------   -------------   -------------
End of year.................................  $   925,940,609   $ 817,623,186   $ 150,681,168
                                              ===============   =============   =============




--------

*      Formerly, Intermediate Government Bond.


                       See notes to financial statements.

                            TOTAL
           CORE            RETURN         HIGH YIELD                          VALUE &
           BOND             BOND             BOND           BALANCED          INCOME            VALUE
      --------------    ------------    -------------    -------------    --------------    ------------




      $   92,310,620    $  3,955,397    $  35,746,824    $  10,580,519    $   47,215,411    $    769,673


         (15,300,239)        326,862        4,415,516       17,865,917       237,630,133       3,727,354
          (2,724,944)             --               --               --                --              --
           8,144,851          15,462               --          (45,252)               --              --
             536,040          31,702               --           60,625                --              --
             264,388         (31,694)          (4,253)        (117,991)               --              --


             181,854         (63,335)      11,570,829       14,431,295       327,033,667       5,766,022
          (2,947,122)        (15,115)              --           21,196                --              --
            (136,174)          2,740               --            5,006                --              --
           1,503,739              --               --               --                --              --
           3,305,904              --               --               --                --              --
          (1,473,081)          6,996            2,243           50,342                --             (33)
      --------------    ------------    -------------    -------------    --------------    ------------


          83,665,836       4,229,015       51,731,159       42,851,657       611,879,211      10,263,016
      --------------    ------------    -------------    -------------    --------------    ------------


         642,373,668      97,088,124      179,319,765       89,543,901       898,961,139      71,879,254
        (701,111,090)    (50,753,571)    (144,748,123)    (161,494,412)     (989,956,921)    (15,997,876)
      --------------    ------------    -------------    -------------    --------------    ------------


         (58,737,422)     46,334,553       34,571,642      (71,950,511)      (90,995,782)     55,881,378
      --------------    ------------    -------------    -------------    --------------    ------------
          24,928,414      50,563,568       86,302,801      (29,098,854)      520,883,429      66,144,394


       2,052,893,035      70,072,859      416,027,255      410,747,655     3,018,060,297      35,138,512
      --------------    ------------    -------------    -------------    --------------    ------------
      $2,077,821,449    $120,636,427    $ 502,330,056    $ 381,648,801    $3,538,943,726    $101,282,906
      ==============    ============    =============    =============    ==============    ============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                      FOR THE YEAR ENDED DECEMBER 31, 2006





                                                  GROWTH &          EQUITY         AGGRESSIVE
                                                   INCOME           GROWTH           EQUITY
                                               --------------   --------------   -------------


FROM OPERATIONS:
Net investment income (loss).................  $   12,883,130   $   10,764,574   $    (650,069)
Net realized gains (losses) on transactions
  from:
  Securities.................................      90,273,462      151,657,940      27,520,364
  Swap contracts.............................              --               --              --
  Futures....................................         126,420               --              --
  Written options............................              --               --              --
  Foreign currency transactions..............              --              893              --
Change in net unrealized appreciation
  (depreciation) on:
  Securities.................................      26,080,459      (62,370,923)     (3,115,975)
  Futures....................................          27,131               --              --
  Written options............................              --               --              --
  Short sales................................              --               --              --
  Swap contracts.............................              --               --              --
  Foreign currency translations..............              87               15              --
                                               --------------   --------------   -------------
Net increase (decrease) in net assets
  resulting from operations..................     129,390,689      100,052,499      23,754,320
                                               --------------   --------------   -------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions................................     289,738,820      619,135,082     140,452,458
In-Kind Transfer (Note 20)...................              --               --              --
Withdrawals..................................    (438,868,133)    (779,652,186)   (163,667,930)
                                               --------------   --------------   -------------
Net increase (decrease) in net assets
  resulting from
  transactions in investors' beneficial
  interests..................................    (149,129,313)    (160,517,104)    (23,215,472)
                                               --------------   --------------   -------------
Net increase (decrease) in net assets........     (19,738,624)     (60,464,605)        538,848
NET ASSETS:
Beginning of year............................   1,178,758,869    2,587,382,061     382,129,060
                                               --------------   --------------   -------------
End of year..................................  $1,159,020,245   $2,526,917,456   $ 382,667,908
                                               ==============   ==============   =============





                       See notes to financial statements.


   MID-CAP          MID-CAP         SMALL-CAP         SPECIAL         SMALL-CAP      INTERNATIONAL
    VALUE            GROWTH           VALUE           EQUITY           GROWTH           EQUITY
-------------    -------------    ------------    --------------    ------------    --------------



$   9,167,028    $    (937,487)   $    639,914    $    3,607,626    $   (438,967)   $   33,424,401

   62,499,240       15,761,237      20,567,140       138,381,086      (3,321,892)      212,988,414
           --               --              --                --              --                --
           --               --              --           303,934              --                --
           --               --              --                --              --                --
          234               --              --                --              --           617,122

   59,305,077      (10,452,049)     (1,285,523)       (3,739,450)     14,657,485       209,750,250
           --               --              --           103,313              --                --
           --               --              --                --              --                --
           --               --              --                --              --                --
           --               --              --                --              --                --
           --               --              --                 6              --            57,605
-------------    -------------    ------------    --------------    ------------    --------------

  130,971,579        4,371,701      19,921,531       138,656,515      10,896,626       456,837,792
-------------    -------------    ------------    --------------    ------------    --------------

  367,313,600      128,657,239      73,958,616       448,521,133      56,928,632       652,020,924
           --               --              --       (80,105,926)             --                --
 (202,842,512)    (106,070,321)    (76,312,650)     (592,187,172)    (45,725,788)     (729,492,392)
-------------    -------------    ------------    --------------    ------------    --------------

  164,471,088       22,586,918      (2,354,034)     (223,771,965)     11,202,844       (77,471,468)
-------------    -------------    ------------    --------------    ------------    --------------
  295,442,667       26,958,619      17,567,497       (85,115,450)     22,099,470       379,366,324

  641,531,538      282,950,442     218,749,221     1,296,671,909     132,903,534     1,721,786,149
-------------    -------------    ------------    --------------    ------------    --------------
$ 936,974,205    $ 309,909,061    $236,316,718    $1,211,556,459    $155,003,004    $2,101,152,473
=============    =============    ============    ==============    ============    ==============


                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




  PRINCIPAL                                     VALUE
  ---------                                 ------------



               COMMERCIAL PAPER -- 37.0%
$ 44,000,000   Bank of America Corp.,
                 5.24%, 08/31/07........    $ 43,602,924
  43,420,000   Barclays US Funding LLC,
                 5.24%, 08/15/07........      43,129,279
  15,577,000   Chariot Funding
                 LLC -- 144A,
                 5.26%, 07/27/07........      15,515,549
  25,438,000   Chariot Funding
                 LLC -- 144A,
                 5.26%, 07/30/07........      25,326,497
  48,160,000   Citigroup Funding, Inc.,
                 5.25%, 09/19/07........      47,591,110
  32,000,000   Falcon Asset
                 Securitization
                 Corp. -- 144A,
                 5.26%, 08/03/07........      31,841,182
  36,320,000   HBOS Treasury Service PLC,
                 5.23%, 07/26/07........      36,182,880
  31,500,000   Jupiter Securitization
                 Corp. LLC -- 144A,
                 5.29%, 07/17/07........      31,421,311
  16,390,000   Sheffield
                 Receivables -- 144A,
                 5.29%, 07/09/07........      16,368,324
  21,110,000   Sheffield
                 Receivables -- 144A,
                 5.29%, 07/13/07........      21,069,674
  40,840,000   UBS Finance Delaware,
                 Inc.,
                 5.19%, 12/06/07........      39,903,845
                                            ------------
               TOTAL COMMERCIAL PAPER
                 (Cost $351,952,575)....     351,952,575
                                            ------------

               YANKEE CERTIFICATES OF DEPOSIT -- 23.4%
  41,000,000   Abbey National Treasury,
                 5.30%, 10/31/07........      41,000,000
  37,580,000   BNP Paribas New York
                 Branch,
                 5.31%, 10/09/07........      37,580,000
  37,730,000   Credit Suisse First
                 Boston -- New York
                 Branch,
                 5.29%, 04/14/08........      37,730,000
  30,000,000   Deutsche Bank AG --
                 New York Branch,
                 5.35%, 08/07/07........      30,000,000
  15,270,000   Dresdner Bank AG --
                 New York Branch,
                 5.30%, 10/09/07........      15,270,000
  15,370,000   Dresdner Bank AG --
                 New York Branch,
                 5.30%, 01/10/08........      15,370,000
  10,550,000   HBOS Treasury Service PLC,
                 5.28%, 09/04/07........      10,548,839
  35,000,000   Toronto Dominion Bank,
                 5.31%, 07/09/07........      35,000,000
                                            ------------
               TOTAL YANKEE CERTIFICATES
                 OF DEPOSIT
                 (Cost $222,498,839)....     222,498,839
                                            ------------

               SHORT TERM CORPORATE NOTES -- 23.2%
   5,790,000   American Express Bank,
                 Variable Rate,
                 5.40%, 11/21/07 (1)....       5,792,529
  16,900,000   American Express Credit
                 Corp.,
                 Series MTNB, Variable
                 Rate, 5.42%,
                 03/05/08 (1)...........      16,900,000
  44,000,000   Bank of
                 Montreal -- Chicago,
                 Variable Rate,
                 5.28%, 06/06/08 (1)....      44,000,000
  10,440,000   Canadian Imperial Bank
                 Community New York,
                 Variable Rate,
                 5.30%, 05/22/08 (1)....      10,440,000
  34,000,000   Goldman Sachs Group LP,
                 Series MTN -- 144A,
                 Variable Rate,
                 5.45%, 09/14/07 (1)....      34,010,867
  36,170,000   Greenwich Capital
                 Holdings,
                 Variable Rate,
                 5.28%, 11/09/07 (1)....      36,170,000
  14,000,000   Merrill Lynch & Company,
                 Inc.,
                 Variable Rate,
                 5.57%, 07/11/07 (1)....      14,000,000
  33,850,000   Morgan Stanley, Series
                 EXLS,
                 Variable Rate,
                 5.36%, 06/02/08 (1)....      33,850,000
  25,000,000   Societe Generale New York,
                 Variable Rate,
                 5.38%, 03/27/08 (1)....      25,000,000
                                            ------------
               TOTAL SHORT TERM CORPORATE
                 NOTES
                 (Cost $220,163,396)....     220,163,396
                                            ------------

               TIME DEPOSIT -- 0.8%
   7,680,000   Calyon New York,
                 5.38%, 07/02/07
                 (Cost $7,680,000)......       7,680,000
                                            ------------
               TOTAL SECURITIES
                 (Cost $802,294,810)....     802,294,810
                                            ------------

               REPURCHASE AGREEMENTS -- 15.2%
       6,775   With Investors Bank &
                 Trust, dated 06/29/07,
                 4.76%, due 07/02/07,
                 repurchase proceeds at
                 maturity $6,778
                 (Collateralized by
                 Small Business
                 Administration, 8.38%,
                 due 06/25/25, with a
                 value of $7,114).......           6,775
 144,290,000   With Deutsche Bank,
                 dated 06/29/07,
                 5.35% -- 5.40%, due
                 07/02/07, repurchase
                 proceeds at maturity
                 $144,354,627
                 (Collateralized by
                 various Fannie Maes,
                 4.15% -- 7.41%, due
                 08/01/34 -- 03/01/37,
                 with a total value of
                 $104,181,237 and
                 various Freddie Macs,
                 5.00% -- 6.50%, due
                 09/01/35 -- 06/01/37,
                 with a total value of
                 $42,994,564)...........     144,290,000
                                            ------------
               TOTAL REPURCHASE
                 AGREEMENTS
                 (Cost $144,296,775)....     144,296,775
                                            ------------






                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


                                             VALUE
                                         ------------


      Total Investments -- 99.6%
        (Cost $946,591,585)..........    $946,591,585
      Other assets less
        liabilities -- 0.4%..........       4,132,505
                                         ------------
      NET ASSETS -- 100.0%............   $950,724,090
                                         ============




The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $946,591,585.

--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




 PRINCIPAL                                     VALUE
 ---------                                 ------------



              US TREASURY SECURITIES -- 2.6%
              US TREASURY NOTES
$10,000,000   4.88%, 05/31/08 (8).......   $  9,993,760
  2,000,000   5.00%, 07/31/08 (8).......      2,000,002
 10,000,000   4.75%, 12/31/08...........      9,972,660
                                           ------------
              TOTAL US TREASURY
                SECURITIES
                (Cost $21,972,476).....      21,966,422
                                           ------------

              US GOVERNMENT AGENCY SECURITIES -- 16.5%
              ASSET BACKED: MORTGAGE AND
                HOME EQUITY -- 11.6%
  5,400,000   Fannie Mae,
                Series 2003-32, Class
                PE,
                4.00%, 03/25/26........       5,286,050
  1,246,393   Fannie Mae,
                Series 2003-34, Class
                GT,
                4.00%, 01/25/27........       1,227,892
  2,550,000   Fannie Mae,
                Series 2003-62, Class
                OD,
                3.50%, 04/25/26........       2,461,956
  1,163,824   Fannie Mae,
                Series 2003-63, Class
                GU,
                4.00%, 07/25/33........       1,145,155
    781,980   Fannie Mae,
                Series 2003-67, Class
                GL,
                3.00%, 01/25/25........         765,781
  4,957,991   Fannie Mae,
                Series 2003-69, Class
                GJ,
                3.50%, 12/25/31........       4,640,208
  2,841,888   Fannie Mae,
                Series 2003-92, Class
                KQ,
                3.50%, 06/25/23........       2,795,899
    214,227   Fannie Mae,
                Series 2004-21, Class
                QA,
                4.00%, 11/25/17........         213,669
  2,764,909   Fannie Mae,
                Series 2004-70, Class
                DN,
                4.00%, 12/25/29........       2,628,843
  4,777,563   Fannie Mae,
                Series 2004-80, Class
                LG,
                4.00%, 10/25/16........       4,660,950
  4,334,927   Federal Home Loan Bank,
                Series 1Y-9009, Class
                A,
                4.06%, 08/25/09........       4,252,347
  2,247,852   Federal Home Loan Bank,
                Series 3Q-9009, Class
                1,
                3.92%, 09/25/09........       2,189,187
  7,354,545   Freddie Mac,
                Series 2416, Class PE,
                6.00%, 10/15/21........       7,433,225
    952,796   Freddie Mac,
                Series 2454, Class BG,
                6.50%, 08/15/31........         960,706
  2,106,702   Freddie Mac,
                Series 2614, Class JA,
                3.76%, 03/15/29........       1,995,200
  5,287,029   Freddie Mac,
                Series 2625, Class JD,
                3.25%, 07/15/17........       4,972,721
  4,666,611   Freddie Mac,
                Series 2627, Class KP,
                2.87%, 12/15/16........       4,395,773
  5,375,588   Freddie Mac,
                Series 2630, Class HC,
                4.00%, 01/15/17........       5,185,364
  5,800,000   Freddie Mac,
                Series 2631, Class CD,
                4.00%, 10/15/26........       5,620,204
  5,417,117   Freddie Mac,
                Series 2637, Class A,
                3.38%, 03/15/18........       5,053,185
  4,168,590   Freddie Mac,
                Series 2672, Class HA,
                4.00%, 09/15/16........       4,023,263
  1,782,733   Freddie Mac,
                Series 2760, Class EA,
                4.50%, 04/15/13........       1,772,220
  1,849,490   Freddie Mac,
                Series 2782, Class HE,
                4.00%, 09/15/17........       1,771,157
  3,927,512   Freddie Mac,
                Series 3056, Class AP,
                5.50%, 01/15/27........       3,925,274
  5,591,377   Government National
                Mortgage Association,
                Series 2006-67, Class
                A,
                3.95%, 11/16/30........       5,411,895
  6,720,955   Government National
                Mortgage Association,
                Series 2007-15, Class
                A,
                4.51%, 10/16/28........       6,578,253
  3,000,000   Government National
                Mortgage Association,
                Series 2007-34, Class
                A,
                4.27%, 11/16/26........       2,932,515
  4,960,965   Government National
                Mortgage Association,
                Series 2007-4, Class A,
                4.21%, 06/16/29........       4,823,507
                                           ------------
                                             99,122,399
                                           ------------

              ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.6%
  5,000,000   Student Loan Marketing
                Association Student
                Loan Trust -- 144A,
                Series 2003-4, Class
                A5B,
                3.39%, 03/15/33........       4,914,725
                                           ------------

              FANNIE MAE -- 2.7%
  3,800,000   5.00%, 09/15/08...........      3,788,867
    580,501   PL# 254062,
                6.00%, 10/01/11........         583,479
  1,512,777   PL# 254754,
                4.50%, 05/01/10........       1,479,356
  2,138,933   PL# 254758,
                4.50%, 06/01/13........       2,085,516

                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              FANNIE MAE (CONTINUED)

$ 1,063,731   PL# 254805,
                5.00%, 06/01/13........    $  1,049,151
  2,034,654   PL# 254807,
                5.00%, 07/01/13........       2,006,755
  4,001,397   PL# 254914,
                4.50%, 09/01/13........       3,898,126
    543,415   PL# 323743,
                5.00%, 04/01/14........         530,658
    304,324   PL# 429168,
                6.00%, 05/01/13........         307,116
    115,001   PL# 50903,
                6.00%, 09/01/08........         115,243
    172,203   PL# 50973,
                6.00%, 01/01/09........         172,566
    324,260   PL# 517699,
                6.00%, 07/01/14........         326,295
    969,872   PL# 545038,
                6.00%, 09/01/14........         980,180
  2,402,370   PL# 555154,
                5.50%, 12/01/22........       2,349,983
  3,337,389   PL# 555487,
                5.00%, 05/01/18........       3,237,706
     81,723   PL# 609771,
                6.00%, 09/01/08........          81,821
                                           ------------
                                             22,992,818
                                           ------------

              FEDERAL HOME LOAN BANK -- 0.8%
  2,500,000   3.75%, 08/18/09...........      2,431,148
  4,545,354   Series 6T-9009,
                3.84%, 11/25/09........       4,411,275
                                           ------------
                                              6,842,423
                                           ------------

              FREDDIE MAC GOLD -- 0.6%
    115,327   PL# E00532,
                6.50%, 02/01/13........         118,000
    203,681   PL# E00542,
                6.50%, 04/01/13........         208,407
    534,830   PL# E00676,
                5.50%, 06/01/14........         531,097
    879,496   PL# E89557,
                5.50%, 04/01/17........         869,526
  2,968,480   PL# G40426,
                5.50%, 03/01/11........       2,982,163
    690,860   PL# M90802,
                4.00%, 03/01/08........         683,392
                                           ------------
                                              5,392,585
                                           ------------

              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.2%
  1,658,367   PL# 436708,
                5.75%, 12/15/22........       1,644,792
                                           ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $143,378,834)....     140,909,742
                                           ------------


              CORPORATE BONDS AND NOTES -- 76.7%

              BANKS -- 9.3%
  5,000,000   American Express Bank FSB,
                Series BKNT,
                Floating Rate,
                5.38%, 06/22/09 (3)....       5,005,245
  4,700,000   American Express Centurion
                Bank,
                Series BKNT,
                4.38%, 07/30/09........       4,623,056
  4,330,000   Bank of America Corp.,
                7.13%, 03/01/09........       4,453,977
  1,375,000   Bank of America Corp.,
                7.80%, 02/15/10........       1,454,239
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07........       4,570,385
 13,100,000   Bank One Corp.,
                2.63%, 06/30/08........      12,748,042
  2,650,000   BankBoston NA,
                Series BKNT,
                6.38%, 04/15/08........       2,667,729
 14,385,000   Capital One Financial
                Corp.,
                Series MTN,
                5.70%, 09/15/11........      14,327,014
  2,000,000   HBOS Treasury Services
                PLC -- 144A
                (United Kingdom),
                3.75%, 09/30/08........       1,959,826
  3,025,000   National City Bank,
                Series BKNT,
                4.25%, 01/29/10........       2,944,217
  3,630,000   US Bank NA,
                Series BKNT,
                4.13%, 03/17/08........       3,596,887
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08........       3,140,516
  7,000,000   Wachovia Corp.,
                Floating Rate,
                5.41%, 07/20/07 (3)....       7,000,469
  3,000,000   Wells Fargo & Company,
                4.20%, 01/15/10........       2,925,756
  8,500,000   Wells Fargo & Company,
                Floating Rate,
                5.42%, 03/23/10 (2)....       8,512,971
                                           ------------
                                             79,930,329
                                           ------------

              CONSUMER GOODS AND SERVICES -- 0.8%
  7,220,000   The Procter & Gamble
                Company -- 144A,
                Floating Rate,
                5.37%, 07/06/09 (2)....       7,220,000
                                           ------------

              DIVERSIFIED OPERATIONS AND
                SERVICES -- 0.4%
  3,825,000   Capmark Financial
                Group -- 144A,
                5.88%, 05/10/12........       3,778,802
                                           ------------

              EQUIPMENT RENTAL AND LEASING -- 1.0%
  8,420,000   International Lease
                Finance Corp.,
                Series MTNQ,
                5.75%, 06/15/11........       8,462,580
                                           ------------


                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 9.2%
$ 5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08........    $  4,950,125
  8,472,000   Citigroup, Inc.,
                4.63%, 08/03/10........       8,298,747
  9,110,000   Countrywide Financial
                Corp.,
                Series MTN,
                5.80%, 06/07/12........       9,055,385
  8,155,000   Credit Suisse First Boston
                USA, Inc.,
                4.70%, 06/01/09........       8,068,427
  2,500,000   General Electric Capital
                Corp.,
                Series MTNA,
                4.00%, 06/15/09........       2,441,438
  2,800,000   Goldman Sachs Group, Inc.,
                4.50%, 06/15/10........       2,731,826
  4,000,000   Goldman Sachs Group, Inc.,
                Series MTNB, Floating
                Rate, 5.75%,
                10/07/11 (2)...........       4,028,132
  6,250,000   Lehman Brothers Holdings,
                Inc.,
                Series MTNG,
                3.95%, 11/10/09........       6,064,131
  4,000,000   Lehman Brothers Holdings,
                Inc.,
                Series MTNI, Floating
                Rate, 5.59%,
                01/12/12 (2)...........       3,999,776
  7,775,000   Merrill Lynch & Company,
                Inc.,
                Series MTNC,
                4.83%, 10/27/08........       7,706,782
  6,000,000   Merrill Lynch & Company,
                Inc.,
                Series MTNC,
                4.13%, 01/15/09........       5,891,304
  3,294,000   Morgan Stanley,
                3.88%, 01/15/09........       3,224,800
  2,425,000   Morgan Stanley,
                Series MTN,
                5.63%, 01/09/12........       2,422,148
  5,675,000   SLM Corp.,
                Series MTNA,
                4.50%, 07/26/10........       5,250,833
  2,750,000   The Bear Stearns
                Companies, Inc.,
                2.88%, 07/02/08........       2,678,935
  2,000,000   The Bear Stearns
                Companies, Inc.,
                5.35%, 02/01/12........       1,964,492
                                           ------------
                                             78,777,281
                                           ------------

              INSURANCE -- 1.9%
 11,000,000   Met Life Global
                Funding I -- 144A,
                Series MTN,
                5.75%, 07/25/11........      11,098,054
  2,500,000   New York Life Global
                Funding -- 144A,
                3.88%, 01/15/09........       2,446,768
  2,785,000   Prudential Financial,
                Inc.,
                Series MTN,
                3.75%, 05/01/08........       2,747,266
                                           ------------
                                             16,292,088
                                           ------------

              MACHINERY -- 0.2%
  2,000,000   Caterpillar, Inc.,
                7.25%, 09/15/09........       2,076,248
                                           ------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.3%
  2,525,000   Abbott Laboratories,
                3.50%, 02/17/09........       2,455,108
                                           ------------

              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 12.3%
  4,500,000   Bay View Auto Trust,
                Series 2005-LJ1, Class
                A4, 4.09%, 05/25/12....       4,412,570
  2,500,000   BMW Vehicle Owner Trust,
                Series 2006-A, Class
                A4,
                5.07%, 08/25/11........       2,482,213
  1,953,180   Capital Auto Receivables
                Asset Trust,
                Series 2005-1, Class
                A4,
                4.05%, 07/15/09........       1,944,965
    791,520   Capital One Auto Finance
                Trust,
                Series 2005-A, Class
                A3,
                4.28%, 07/15/09........         791,362
    951,696   Capital One Auto Finance
                Trust,
                Series 2005-BSS, Class
                A3, 4.08%, 11/15/09....         949,501
  1,274,224   Capital One Auto Finance
                Trust,
                Series 2005-C, Class
                A3,
                4.61%, 07/15/10........       1,271,651
  3,500,000   Capital One Prime Auto
                Receivables Trust,
                Series 2004-3, Class
                A4,
                3.69%, 06/15/10........       3,448,622
    625,232   Capital One Prime Auto
                Receivables Trust,
                Series 2006-1, Class
                A2,
                5.04%, 11/15/08........         625,738
  3,000,000   Capital One Prime Auto
                Receivables Trust,
                Series 2007-1, Class
                B1,
                5.76%, 12/15/13........       3,015,000
  4,124,444   Carmax Auto Owner Trust,
                Series 2004-2, Class
                A4,
                3.46%, 09/15/11........       4,065,635
  3,100,000   Carmax Auto Owner Trust,
                Series 2005-2, Class
                A4,
                4.34%, 09/15/10........       3,054,750
    482,217   Chase Manhattan Auto
                Owner Trust,
                Series 2004-A, Class
                CTFS,
                2.58%, 09/15/10........         475,107
  2,890,532   Chase Manhattan Auto
                Owner Trust,
                Series 2005-A, Class
                CTFS,
                4.04%, 04/15/11........       2,867,072

                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT
                AND REPAIRS (CONTINUED)

$ 2,000,000   Chase Manhattan Auto
                Owner Trust,
                Series 2006-A, Class
                A4,
                5.36%, 01/15/13........    $  2,002,686
  2,500,000   Chase Manhattan Auto
                Owner Trust,
                Series 2006-A, Class
                CTFS,
                5.47%, 01/15/13........       2,502,709
  3,200,000   Chase Manhattan Auto
                Owner Trust,
                Series 2006-B, Class
                A4,
                5.11%, 04/15/14........       3,181,230
  4,614,513   Fifth Third Auto Trust,
                Series 2004-A, Class
                A4,
                3.70%, 10/20/11........       4,603,472
  2,250,000   Ford Credit Auto Owner
                Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10........       2,232,368
  1,000,000   Ford Credit Auto Owner
                Trust,
                Series 2005-B, Class C,
                4.83%, 08/15/10........         995,144
  1,745,698   Ford Credit Auto Owner
                Trust,
                Series 2005-C, Class
                A3,
                4.30%, 08/15/09........       1,738,328
  3,800,000   Ford Credit Auto Owner
                Trust,
                Series 2005-C, Class B,
                4.52%, 09/15/10........       3,754,003
    864,304   Ford Credit Auto Owner
                Trust,
                Series 2006-A, Class
                A2A,
                5.04%, 09/15/08........         864,947
  1,000,000   Ford Credit Auto Owner
                Trust,
                Series 2007-A, Class B,
                5.60%, 10/15/12........         997,188
  1,861,012   Harley-Davidson Motorcycle
                Trust,
                Series 2004-1, Class
                A2,
                2.53%, 11/15/11........       1,814,825
  5,000,000   Hertz Vehicle Financing
                LLC -- 144A,
                Series 2005-2A, Class
                A2,
                4.93%, 02/25/10........       4,968,148
  2,000,000   Hertz Vehicle Financing
                LLC -- 144A,
                Series 2005-2A, Class
                A4,
                5.01%, 02/25/11........       1,982,865
  4,500,000   Honda Auto Receivables
                Owner Trust,
                Series 2006-1, Class
                A3,
                5.07%, 02/18/10........       4,494,325
  3,000,000   Hyundai Auto Receivables
                Trust,
                Series 2006-B, Class B,
                5.19%, 05/15/13........       2,983,571
  2,806,076   Long Beach Auto
                Receivables Trust,
                Series 2005-B, Class
                A3,
                4.41%, 05/15/10........       2,797,995
    695,176   Long Beach Auto
                Receivables Trust,
                Series 2006-A, Class
                A2,
                5.36%, 11/15/09........         695,827
  1,360,273   Nissan Auto Receivables
                Owner Trust,
                Series 2006-B, Class
                A2,
                5.18%, 08/15/08........       1,361,478
  3,250,000   Onyx Acceptance Owner
                Trust,
                Series 2005-A, Class
                A4,
                3.91%, 09/15/11........       3,211,444
  5,958,016   Susquehanna Auto Lease
                Trust -- 144A,
                Series 2005-1, Class
                A3,
                4.43%, 06/16/08........       5,944,508
  2,000,000   Susquehanna Auto Lease
                Trust -- 144A,
                Series 2005-1, Class B,
                4.71%, 07/14/08........       1,991,201
  4,000,000   Susquehanna Auto Lease
                Trust -- 144A,
                Series 2005-1, Class C,
                5.09%, 11/14/08........       3,982,722
  2,500,000   Susquehanna Auto Lease
                Trust,
                Series 2007-1, Class
                A2,
                5.32%, 04/14/09........       2,499,672
  1,250,000   Susquehanna Auto Lease
                Trust,
                Series 2007-1, Class B,
                5.31%, 07/14/10........       1,245,025
  6,000,000   Triad Auto Receivables
                Owner Trust,
                Series 2007-A, Class
                A3,
                5.28%, 02/13/12........       5,992,849
  2,465,935   WFS Financial Owner Trust,
                Series 2004-1, Class
                A4,
                2.81%, 08/22/11........       2,443,160
  4,550,000   World Omni Auto
                Receivables Trust,
                Series 2006-B, Class
                A4,
                5.12%, 06/15/12........       4,527,132
                                           ------------
                                            105,213,008
                                           ------------

              PRIVATE ASSET BACKED: CREDIT
                CARDS -- 5.9%
  8,000,000   Cabela's Master Credit
                Card Trust -- 144A,
                Series 2006-3A, Class
                A1,
                5.26%, 10/15/14........       7,946,870
  7,000,000   Capital One Multi-Asset
                Execution Trust,
                Series 2006-A6, Class
                A6,
                5.30%, 02/18/14........       6,986,092
  8,000,000   Citibank Credit Card
                Issuance Trust,
                Series 2004-A4, Class
                A4,
                3.20%, 08/24/09........       7,982,903

                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: CREDIT CARDS
                (CONTINUED)

$ 8,000,000   Citibank Credit Card
                Issuance Trust,
                Series 2006-A4, Class
                A4,
                5.45%, 05/10/13........    $  8,007,211
  1,925,000   Citibank Credit Card
                Issuance Trust,
                Series 2006-B2, Class
                B2,
                5.15%, 03/07/11........       1,916,882
  6,325,000   GE Capital Credit Card
                Master Note Trust,
                Series 2004-2, Class A,
                5.36%, 09/15/10........       6,329,510
  8,000,000   GE Capital Credit Card
                Master Note Trust,
                Series 2006-1, Class A,
                5.08%, 09/15/12........       7,972,094
  3,000,000   GE Capital Credit Card
                Master Note Trust,
                Series 2007-3, Class B,
                5.49%, 06/15/13........       2,999,266
                                           ------------
                                             50,140,828
                                           ------------

              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 4.3%
  5,000,000   Caterpillar Financial
                Asset Trust,
                Series 2005-A, Class
                A4,
                4.10%, 06/25/10........       4,948,331
  3,000,000   Caterpillar Financial
                Asset Trust,
                Series 2006-A, Class B,
                5.71%, 06/25/12........       3,023,579
  2,257,060   Community Program Loan
                Trust,
                Series 1987-A, Class
                A4,
                4.50%, 10/01/18........       2,223,089
  5,781,290   Greenwich Capital
                Commercial Funding
                Corp.,
                Series 2005-GG5, Class
                A1, 4.79%, 04/10/37....       5,725,984
  4,901,256   Greenwich Capital
                Commercial Funding
                Corp.,
                Series 2006-GG7, Class
                A1, 5.74%, 07/10/38....       4,929,731
    533,881   Morgan Stanley Capital I,
                Series 2003-T11, Class
                A1, 3.26%, 06/13/41....         526,449
  4,138,458   Morgan Stanley Capital I,
                Series 2005-HQ5, Class
                A1, 4.52%, 01/14/42....       4,090,565
  2,199,019   Morgan Stanley Capital I,
                Series 2005-HQ6, Class
                A1, 4.65%, 08/13/42....       2,167,888
  4,651,384   Morgan Stanley Capital I,
                Series 2006-HQ10, Class
                A1, 5.13%, 11/12/41....       4,612,258
  3,418,163   Morgan Stanley Capital I,
                Series 2006-IQ11, Class
                A1, 5.55%, 10/15/42....       3,420,511
  1,527,228   Public Service New
                Hampshire Funding LLC,
                Series 2001-1, Class
                A2,
                5.73%, 11/01/10........       1,532,263
                                           ------------
                                             37,200,648
                                           ------------

              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY -- 14.2%
  1,534,900   American General Mortgage
                Loan Trust,
                Series 2006-1, Class
                A1,
                5.75%, 12/25/35........       1,532,420
  1,310,246   Banc of America Commercial
                Mortgage, Inc.,
                Series 2003-2, Class
                A1,
                3.41%, 03/11/41........       1,288,375
  5,000,000   Banc of America Commercial
                Mortgage, Inc.,
                Series 2006-4, Class
                A2,
                5.52%, 09/10/11........       4,977,270
    295,175   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 1998-C1, Class
                A1,
                6.34%, 06/16/30........         294,994
    127,642   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 1999-C1, Class
                A1,
                5.91%, 02/14/31........         127,576
    604,563   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 2001-TOP4, Class
                A1, 5.06%, 11/15/16....         600,650
  1,755,895   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 2002-PBW1, Class
                A1, 3.97%, 11/11/35....       1,719,166
    786,070   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 2004-PWR5, Class
                A1, 3.76%, 07/11/42....         772,571
  1,410,818   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 2005-PWR9, Class
                A1, 4.50%, 09/11/42....       1,389,119
  3,410,915   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 2006-T22, Class
                A1, 5.42%, 04/12/38....       3,407,094
  7,000,000   Bear Stearns Commercial
                Mortgage Securities,
                Inc.,
                Series 2007-PW15, Class
                A2, 5.21%, 02/11/44....       6,867,573
  3,222,176   Chase Funding Mortgage
                Loan Asset-Backed,
                Series 2003-4, Class
                1A6,
                4.43%, 10/25/14........       3,051,203

                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY (CONTINUED)

$ 3,360,520   Citigroup/Deutsche Bank
                Commercial Mortgage
                Trust,
                Series 2005-CD1, Class
                A1, 5.05%, 07/15/44....    $  3,337,598
    789,908   Commercial Mortgage Pass-
                Through Certificates,
                Series 2004-LB2A, Class
                A1, 2.96%, 03/10/39....         776,403
  3,949,155   Credit Suisse First Boston
                Mortgage Securities
                Corp.,
                Series 2001-CP4, Class
                A2, 5.87%, 12/15/35....       3,948,523
  1,338,680   Credit Suisse First Boston
                Mortgage Securities
                Corp.,
                Series 2003-C3, Class
                A1,
                2.08%, 05/15/38........       1,318,841
    383,643   GE Capital Commercial
                Mortgage Corp.,
                Series 2001-3, Class
                A1,
                5.56%, 06/10/38........         384,235
  4,812,458   GE Capital Commercial
                Mortgage Corp.,
                Series 2002-1A, Class
                A2,
                5.99%, 12/10/35........       4,857,531
  2,899,025   GE Capital Commercial
                Mortgage Corp.,
                Series 2002-3A, Class
                A1,
                4.23%, 12/10/37........       2,834,830
  1,395,638   GE Capital Commercial
                Mortgage Corp.,
                Series 2004-C3, Class
                A1,
                3.75%, 07/10/39........       1,371,883
  1,243,411   GE Capital Commercial
                Mortgage Corp.,
                Series 2005-C1, Class
                A1,
                4.01%, 06/10/48........       1,224,517
  1,534,746   GMAC Mortgage Corp.
                Loan Trust,
                Series 2004-GH1, Class
                A2, 4.39%, 12/25/25....       1,523,355
  6,400,000   GS Mortgage Securities
                Corp. II,
                Series 2007-GG10, Class
                A1, 5.69%, 08/10/45....       6,399,987
    640,039   Interstar Millennium
                Trust,
                Series 2003-3G, Class
                A2 (Australia),
                Floating Rate, 5.61%,
                09/27/35 (2)...........         641,711
  1,121,711   Interstar Millennium
                Trust,
                Series 2004-2G, Class A
                (Australia), Floating
                Rate, 5.56%,
                03/14/36 (2)...........       1,124,142
    681,970   JPMorgan Chase Commercial
                Mortgage Securities
                Corp.,
                Series 2002-C2, Class
                A1,
                4.33%, 12/12/34........         665,961
  1,749,145   JPMorgan Chase Commercial
                Mortgage Securities
                Corp.,
                Series 2005-LDP4, Class
                A1,
                4.61%, 10/15/42........       1,735,881
  5,558,212   JPMorgan Mortgage Trust,
                Series 2006-S2, Class
                1A17, 6.00%, 07/25/36..       5,564,615
    851,400   LB-UBS Commercial
                Mortgage Trust,
                Series 2003-C1, Class
                A1,
                2.72%, 03/15/27........         840,638
  1,850,000   LB-UBS Commercial
                Mortgage Trust,
                Series 2003-C1, Class
                A2,
                3.32%, 03/15/27........       1,824,473
  1,824,510   LB-UBS Commercial
                Mortgage Trust,
                Series 2003-C3, Class
                A1,
                2.60%, 05/15/27........       1,795,019
  3,000,000   LB-UBS Commercial
                Mortgage Trust,
                Series 2003-C5, Class
                A2,
                3.48%, 07/15/27........       2,942,781
  3,350,000   LB-UBS Commercial
                Mortgage Trust,
                Series 2003-C7, Class
                A3,
                4.56%, 09/15/27........       3,251,822
    894,577   LB-UBS Commercial
                Mortgage Trust,
                Series 2004-C8, Class
                A1,
                3.94%, 12/15/29........         883,773
    779,316   LB-UBS Commercial
                Mortgage Trust,
                Series 2005-C5, Class
                A1,
                4.74%, 09/15/40........         771,986
  3,828,719   LB-UBS Commercial Mortgage
                Trust,
                Series 2005-C7, Class
                A1,
                4.99%, 11/15/30........       3,803,743
  5,758,376   Nomura Home Equity Loan,
                Inc.,
                Series 2006-AF1, Class
                A1, 6.03%, 10/25/36....       5,753,562
  2,300,000   Permanent Financing PLC,
                Series 7, Class 2A
                (United Kingdom),
                Floating Rate,
                5.40%, 09/10/14 (2)....       2,300,081
  3,000,000   Popular ABS Mortgage
                Pass-Through Trust,
                Series 2005-3, Class
                AF3,
                4.44%, 07/25/35........       2,976,363
  3,300,000   Residential Funding
                Mortgage Securities II,
                Series 2007-HSA3, Class
                1A3, 6.03%, 05/25/37...       3,288,583
  5,604,898   Structured Adjustable Rate
                Mortgage Loan,
                Series 2005-23, Class
                1A3, 5.45%, 01/25/36...       5,574,846

                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY (CONTINUED)

$ 5,934,314   Structured Adjustable Rate
                Mortgage Loan,
                Series 2006-1, Class
                5A1,
                5.25%, 02/25/36........    $  5,890,915
  2,496,920   Wachovia Bank Commercial
                Mortgage Trust,
                Series 2003-4, Class
                A1,
                3.00%, 04/15/35........       2,463,372
  7,430,118   Washington Mutual Mortgage
                Pass-Through
                Certificates,
                WMALT Series 2005-8,
                Class 1A8, 5.50%,
                10/25/35...............       7,393,399
  1,261,964   Wells Fargo Mortgage
                Backed Securities
                Trust,
                Series 2003-11, Class
                1A1, 3.50%, 10/25/18...       1,246,693
  4,703,625   Wells Fargo Mortgage
                Backed Securities
                Trust,
                Series 2005-9, Class
                1A1,
                4.75%, 10/25/35........       4,618,046
                                           ------------
                                            121,358,119
                                           ------------

              PRIVATE ASSET BACKED: OTHER -- 10.1%
  4,913,793   ALG Student Loan
                Trust -- 144A,
                Series 2006-1A, Class
                A1, Floating Rate,
                5.36%, 10/28/18 (2)....       4,918,338
    966,689   Bear Stearns Asset Backed
                Securities, Inc.,
                Series 2003-AC3, Class
                A1, 4.00%, 07/25/33....         948,127
  1,714,107   California Infrastructure
                PG&E Corp.,
                Series 1997-1, Class
                A8,
                6.48%, 12/26/09........       1,722,523
  7,170,000   CIT Equipment Collateral,
                Series 2006-VT1, Class
                A3, 5.13%, 12/21/09....       7,161,739
  6,500,000   CIT Equipment Collateral,
                Series 2006-VT1, Class
                A4, 5.16%, 02/20/13....       6,487,046
    429,459   CIT RV Trust,
                Series 1998-A, Class
                A5,
                6.12%, 11/15/13........         429,858
    276,440   CNH Equipment Trust,
                Series 2004-A, Class
                A3B, 2.94%, 10/15/08...         276,370
  3,000,000   CNH Equipment Trust,
                Series 2006-B, Class B,
                5.36%, 06/17/13........       2,984,515
  2,000,000   CNH Equipment Trust,
                Series 2007-A, Class B,
                5.09%, 06/16/14........       1,973,324
  1,355,883   Crusade Global Trust,
                Series 2004-2, Class A1
                (Australia), Floating
                Rate, 5.49%,
                11/19/37 (2)...........       1,357,268
 10,000,000   CW Capital Cobalt,
                Series 2006-C1, Class
                A2,
                5.17%, 08/15/48........       9,818,343
  5,500,000   GE Equipment Midticket
                LLC,
                Series 2006-1, Class
                A2,
                5.10%, 05/15/09........       5,495,013
  2,454,074   Goal Capital Funding
                Trust,
                Series 2006-1, Class
                A1,
                Floating Rate,
                5.36%, 08/25/20 (2)....       2,455,684
  3,750,000   Great America Leasing
                Receivables -- 144A,
                Series 2006-1, Class
                A3,
                5.34%, 01/15/10........       3,747,111
  7,400,000   John Deere Owner Trust,
                Series 2006-A, Class
                A3,
                5.38%, 07/15/10........       7,406,340
  8,000,000   John Deere Owner Trust,
                Series 2007-A, Class
                A4,
                5.07%, 04/15/14........       7,912,426
  3,501,000   Marlin Leasing Receivables
                LLC -- 144A,
                Series 2006-1A, Class
                A4,
                5.33%, 09/15/13........       3,499,359
  9,250,000   Massachusetts RRB Special
                Purpose Trust,
                Series 1999-1, Class
                A5,
                7.03%, 03/15/12........       9,510,066
  2,400,000   Providian Gateway Master
                Trust -- 144A,
                Series 2004-FA, Class
                A,
                3.65%, 11/15/11........       2,385,374
  5,598,000   PSE&G Transition Funding
                LLC,
                Series 2001-1, Class
                A6,
                6.61%, 06/15/15........       5,866,399
                                           ------------
                                             86,355,223
                                           ------------

              PRIVATE ASSET BACKED:
                TRANSPORTATION -- 0.8%
  2,150,000   E-Trade RV and Marine
                Trust,
                Series 2004-1, Class
                A3,
                3.62%, 10/08/18........       2,082,375
  4,443,137   Railcar Leasing LLC,
                Series 1, Class A2,
                7.13%, 01/15/13........       4,590,804
                                           ------------
                                              6,673,179
                                           ------------

              TELECOMMUNICATIONS EQUIPMENT
                AND SERVICES -- 1.1%
  8,925,000   BellSouth Corp.,
                6.00%, 10/15/11........       9,046,398
                                           ------------

              UTILITIES -- 4.9%
  6,725,000   Alabama Power Company,
                Series G,
                5.38%, 10/01/08........       6,718,826
  5,125,000   Consolidated Edison
                Company of New York,
                Inc.,
                4.70%, 06/15/09........       5,062,701

                       See notes to financial statements.

                           HIGH QUALITY BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES (CONTINUED)

$ 2,900,000   Dominion Resources, Inc.,
                4.13%, 02/15/08........    $  2,876,812
 11,420,000   Exelon Generation Company
                LLC,
                6.95%, 06/15/11 (8)....      11,866,430
  3,195,000   Northern States Power
                Company -- Minnesota,
                6.88%, 08/01/09........       3,278,814
  5,200,000   Northern States Power
                Company -- Wisconsin,
                7.64%, 10/01/08........       5,328,040
  6,664,000   Ohio Edison,
                4.00%, 05/01/08........       6,583,506
    450,000   Xcel Energy, Inc.,
                3.40%, 07/01/08........         440,622
                                           ------------
                                             42,155,751
                                           ------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $662,675,174)....     657,135,590
                                           ------------

              FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
  4,000,000   Province of Ontario
                (Canada),
                5.50%, 10/01/08
                (Cost $4,080,379)......       4,010,680
                                           ------------

              MUNICIPAL BONDS -- 0.7%
              TEXAS
  6,350,000   Brazos Texas Higher
                Education Authority,
                Revenue Bond, Series A-
                5, 4.91%, 12/01/40
                (Cost $6,281,539)......       6,326,251
                                           ------------

              SECURITIES LENDING COLLATERAL -- 1.5%
 12,842,999   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $12,842,999).....      12,842,999
                                           ------------

              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 2.1%

              FANNIE MAE -- 1.1%
  5,000,000   5.11%, 07/03/07...........      4,997,871
  4,000,000   5.14%, 09/12/07...........      3,957,762
                                           ------------
                                              8,955,633
                                           ------------

              FEDERAL HOME LOAN BANK -- 0.8%
  5,000,000   5.16%, 07/18/07...........      4,987,110
  2,000,000   5.16%, 07/20/07...........      1,994,272
                                           ------------
                                              6,981,382
                                           ------------

              FREDDIE MAC -- 0.2%
  2,000,000   5.15%, 09/10/07...........      1,979,420
                                           ------------
              TOTAL SHORT TERM US
                GOVERNMENT AGENCY
                SECURITIES
                (Cost $17,916,435).....      17,916,435
                                           ------------
              TOTAL SECURITIES
                (Cost $869,147,836)....     861,108,119
                                           ------------

              REPURCHASE AGREEMENTS -- 1.9%
 16,179,501   With Investors Bank and
                Trust,
                dated 06/29/07, 4.76%,
                due
                07/02/07, repurchase
                proceeds at maturity
                $16,185,919
                (Collateralized by
                various Small Business
                Administrations,
                8.02% -- 8.08%, due
                03/25/18 -- 06/25/30
                with a total value of
                $16,988,476)
                (Cost $16,179,501).....      16,179,501
                                           ------------
              Total
                Investments -- 102.5%
                (Cost $885,327,337)....     877,287,620
              Liabilities less other
                assets -- (2.5)%.......     (21,492,109)
                                           ------------
              NET ASSETS -- 100.0%......   $855,795,511
                                           ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $885,327,337.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $   470,720
Gross unrealized depreciation...    (8,510,437)
                                   -----------
Net unrealized depreciation.....   $(8,039,717)
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                    INFLATION-PROTECTED SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




 PRINCIPAL                                     VALUE
 ---------                                 ------------



              US TREASURY SECURITIES -- 91.7%
              US TREASURY INFLATION INDEX -- 91.5%
$ 2,380,909   3.88%, 01/15/09...........   $ $2,419,601
  7,422,958   4.25%, 01/15/10...........      7,706,544
 10,752,724   0.88%, 04/15/10...........     10,215,099
  1,566,880   3.50%, 01/15/11...........      1,612,540
  7,879,310   2.38%, 04/15/11...........      7,795,600
  2,873,845   3.38%, 01/15/12...........      2,967,248
    287,260   3.00%, 07/15/12...........        292,916
  5,691,792   1.88%, 07/15/13...........      5,461,456
 18,297,870   2.00%, 01/15/14...........     17,590,274
  9,853,220   2.00%, 07/15/14...........      9,461,407
  8,644,940   1.63%, 01/15/15...........      8,038,446
  5,131,686   2.00%, 01/15/15...........      4,873,901
  5,427,535   1.88%, 07/15/15...........      5,130,720
    808,170   2.50%, 07/15/16 (5).......        799,394
  1,562,302   2.38%, 01/15/17...........      1,525,808
 10,839,638   2.38%, 01/15/25...........     10,426,388
 10,731,782   2.00%, 01/15/26...........      9,724,003
  4,251,509   2.38%, 01/15/27...........      4,084,110
  2,567,453   3.63%, 04/15/28...........      2,975,239
  8,237,800   3.88%, 04/15/29...........      9,948,436
    867,128   3.38%, 04/15/32...........        998,282
                                           ------------
                                            124,047,412
                                           ------------

              US TREASURY NOTES -- 0.2%
    220,000   4.63%, 11/15/16...........        213,280
                                           ------------
              TOTAL US TREASURY
                SECURITIES
                (Cost $128,081,831)....     124,260,692
                                           ------------

              US GOVERNMENT AGENCY SECURITIES -- 2.3%
              FANNIE MAE
  3,200,000   TBA,
                5.50%, 07/01/37
                (Cost $3,052,750)......       3,086,499
                                           ------------

              CORPORATE BONDS AND NOTES -- 1.1%

              FINANCIAL SERVICES -- 0.5%
    900,000   SLM Corp.,
                Series CPI, Floating
                Rate,
                4.90%, 01/31/14 (3)....         733,572
                                           ------------

              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.6%
    750,000   Wachovia Bank Commercial
                Mortgage Trust, Series
                2006-C25, Class A4,
                Floating Rate,
                5.76%, 05/15/43 (3)....         747,865
                                           ------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $1,518,138)......       1,481,437
                                           ------------

              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 4.3%
              FEDERAL HOME LOAN BANK
  5,800,000   4.80%, 07/02/07
                (Cost $5,798,453)......       5,798,453
                                           ------------
              TOTAL SECURITIES
                (Cost $138,451,172)....     134,627,081
                                           ------------

              REPURCHASE AGREEMENTS -- 2.0%
  2,757,541   With Investors Bank and
                Trust,
                dated 06/29/07, 4.76%,
                due 07/02/07,
                repurchase proceeds at
                maturity $2,758,635
                (Collateralized by
                Small Business
                Administration, 8.63%,
                due 11/25/15, with a
                value of $2,895,419)
                (Cost $2,757,541)......       2,757,541
                                           ------------
              Total
                Investments -- 101.4%
                (Cost $141,208,713)....     137,384,622
              Liabilities less other
                assets -- (1.4)%.......      (1,922,996)
                                           ------------
              NET ASSETS -- 100.0%......   $135,461,626
                                           ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $141,208,713.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $    60,019
Gross unrealized depreciation...    (3,884,110)
                                   -----------
Net unrealized depreciation.....   $(3,824,091)
                                   ===========




--------

The principal amounts -- and thus the interest payments -- of inflation-protected securities are adjusted over time to reflect inflation.

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




  PRINCIPAL                                     VALUE
  ---------                                --------------



                US TREASURY SECURITIES -- 3.9%

                US TREASURY BONDS -- 1.1%
$   4,500,000   6.25%, 08/15/23 (8).....   $   $4,998,168
    2,840,000   4.50%, 02/15/36.........        2,572,421
   15,950,000   4.75%, 02/15/37.........       15,044,104
                                           --------------
                                               22,614,693
                                           --------------

                US TREASURY NOTES -- 1.9%
   43,820,000   4.63%, 02/15/17.........       42,450,669
                                           --------------

                US TREASURY STRIPS -- 0.9%
   12,125,000   Zero coupon,
                  11/15/21.............         5,717,920
   38,580,000   Zero coupon,
                  11/15/27.............        13,478,578
                                           --------------
                                               19,196,498
                                           --------------
                TOTAL US TREASURY
                  SECURITIES
                  (Cost $84,965,653)...        84,261,860
                                           --------------

                US GOVERNMENT AGENCY SECURITIES -- 57.1%

                ASSET BACKED: MORTGAGE AND
                  HOME EQUITY -- 3.0%
   23,679,478   Fannie Mae IO Strips,
                  Series 360, Class 2,
                  5.00%, 08/01/35......         6,198,199
   23,383,885   Fannie Mae IO Strips,
                  Series 378, Class 4,
                  5.00%, 07/01/36......         5,720,332
    2,174,205   Fannie Mae,
                  Series 1999-7, Class
                  AB, 6.00%, 03/25/29..         2,153,334
    8,956,387   Fannie Mae,
                  Series 2003-35, Class
                  TE, 5.00%, 05/25/18..         8,709,846
    4,813,719   Fannie Mae,
                  Series 2004-101,
                  Class AR, 5.50%,
                  01/25/35.............         4,787,558
    5,759,136   Fannie Mae,
                  Series 2004-60, Class
                  LB, 5.00%, 04/25/34..         5,596,890
    6,837,161   Fannie Mae,
                  Series 2004-99, Class
                  A0, 5.50%, 01/25/34..         6,770,743
    6,418,824   Fannie Mae,
                  Series 2005-51, Class
                  TA, 5.50%, 12/25/33..         6,360,151
      235,307   Fannie Mae,
                  Series 2005-70, Class
                  NA, 5.50%, 08/25/35..           233,512
    5,760,229   Freddie Mac,
                  Series 2825, Class
                  VP, 5.50%, 06/15/15..         5,744,533
    3,982,409   Freddie Mac,
                  Series 2877, Class
                  PA, 5.50%, 07/15/33..         3,963,334
    8,006,391   Freddie Mac,
                  Series 2927, Class
                  BA, 5.50%, 10/15/33..         7,966,163
                                           --------------
                                               64,204,595
                                           --------------

                ASSET BACKED: US GOVERNMENT
                  AGENCIES -- 0.2%
    1,672,661   Small Business
                  Administration,
                  Series 2002-P10B,
                  Class 1, 5.20%,
                  08/01/12.............         1,661,449
    2,044,009   Small Business
                  Administration,
                  Series 2004-P10A,
                  Class 1, 4.50%,
                  02/10/14.............         1,953,001
                                           --------------
                                                3,614,450
                                           --------------

                FANNIE MAE -- 40.8%
   25,000,000   4.38%, 12/17/07.........       24,888,100
   14,550,000   7.25%, 01/15/10.........       15,258,570
   14,850,000   4.63%, 06/01/10.........       14,603,549
    4,100,000   5.25%, 08/01/12.........        4,069,279
   10,200,000   4.63%, 05/01/13.........        9,790,154
      280,849   PL# 252571,
                  7.00%, 07/01/29......           291,312
        4,433   PL# 252716,
                  7.00%, 09/01/29......             4,598
        1,119   PL# 253264,
                  7.00%, 05/01/30......             1,161
          922   PL# 253346,
                  7.50%, 06/01/30......               963
       13,878   PL# 253479,
                  7.00%, 10/01/30......            14,397
       30,835   PL# 253990,
                  7.00%, 09/01/16......            31,774
       24,377   PL# 254008,
                  7.00%, 10/01/31......            25,273
      344,518   PL# 254346,
                  6.50%, 06/01/32......           350,673
      294,575   PL# 254406,
                  6.50%, 08/01/32......           299,838
       14,322   PL# 255032,
                  5.50%, 12/01/18......            14,167
      192,857   PL# 255950,
                  6.00%, 09/01/15......           194,009
      546,722   PL# 256137,
                  6.00%, 02/01/16......           549,987
      609,500   PL# 256335,
                  6.00%, 07/01/16......           613,140
      100,000   PL# 256567,
                  7.00%, 01/01/37......           102,713
    3,098,753   PL# 256800,
                  6.00%, 07/01/37......         3,066,056
      819,696   PL# 323842,
                  5.50%, 07/01/14......           814,305
       46,449   PL# 323967,
                  7.00%, 10/01/29......            48,179

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                FANNIE MAE (CONTINUED)

$   2,324,620   PL# 357327,
                  5.00%, 01/01/18......    $    2,255,187
        4,750   PL# 492742,
                  7.00%, 05/01/29......             4,927
        4,954   PL# 503916,
                  7.50%, 06/01/29......             5,184
        2,183   PL# 508415,
                  7.00%, 08/01/29......             2,265
       10,772   PL# 515946,
                  7.00%, 10/01/29......            11,173
          401   PL# 524164,
                  7.00%, 11/01/29......               416
      112,917   PL# 524657,
                  7.00%, 01/01/30......           117,144
       22,006   PL# 526053,
                  7.00%, 12/01/29......            22,826
          482   PL# 527717,
                  7.50%, 01/01/30......               504
        4,545   PL# 528107,
                  7.00%, 02/01/30......             4,715
        1,301   PL# 531092,
                  7.50%, 10/01/29......             1,362
        8,210   PL# 531497,
                  7.00%, 02/01/30......             8,517
        6,437   PL# 531735,
                  7.00%, 02/01/30......             6,678
          942   PL# 533841,
                  7.50%, 12/01/30......               984
       22,905   PL# 535030,
                  7.00%, 12/01/29......            23,758
       32,487   PL# 535103,
                  7.00%, 01/01/15......            33,484
        8,748   PL# 535159,
                  7.00%, 02/01/30......             9,073
       40,857   PL# 535195,
                  7.00%, 03/01/30......            42,379
       12,121   PL# 535277,
                  7.00%, 04/01/30......            12,573
      394,711   PL# 535675,
                  7.00%, 01/01/16......           406,524
          908   PL# 535722,
                  7.00%, 02/01/31......               942
        6,046   PL# 535723,
                  7.00%, 02/01/31......             6,272
        1,422   PL# 535811,
                  6.50%, 04/01/31......             1,450
       91,915   PL# 535880,
                  7.00%, 02/01/31......            95,346
        1,512   PL# 540211,
                  7.50%, 06/01/30......             1,579
        4,837   PL# 542999,
                  7.50%, 08/01/30......             5,053
      114,210   PL# 545249,
                  5.50%, 10/01/16......           112,983
      581,277   PL# 545298,
                  5.50%, 11/01/16......           575,034
        6,362   PL# 545363,
                  5.50%, 11/01/16......             6,294
    2,287,232   PL# 545411,
                  5.50%, 01/01/17......         2,262,666
       29,581   PL# 545477,
                  7.00%, 03/01/32......            30,650
      231,792   PL# 545759,
                  6.50%, 07/01/32......           235,933
      916,118   PL# 545760,
                  6.50%, 07/01/32......           932,486
      170,146   PL# 545762,
                  6.50%, 07/01/32......           173,186
       65,504   PL# 548822,
                  7.00%, 08/01/30......            67,956
       40,263   PL# 549659,
                  7.00%, 02/01/16......            41,489
       14,703   PL# 549962,
                  7.00%, 10/01/30......            15,254
       45,710   PL# 549975,
                  7.00%, 10/01/30......            47,421
        5,526   PL# 550440,
                  7.00%, 02/01/16......             5,694
       52,430   PL# 554493,
                  7.00%, 10/01/30......            54,392
      259,861   PL# 555114,
                  5.50%, 12/01/17......           257,005
       30,453   PL# 555144,
                  7.00%, 10/01/32......            31,593
      404,332   PL# 555254,
                  6.50%, 01/01/33......           412,258
      232,966   PL# 555798,
                  6.50%, 05/01/33......           237,533
        1,602   PL# 558362,
                  7.50%, 11/01/30......             1,674
          539   PL# 558519,
                  7.50%, 11/01/30......               563
        4,671   PL# 559277,
                  7.00%, 10/01/30......             4,846
       40,580   PL# 559313,
                  7.00%, 12/01/30......            42,099
        1,272   PL# 559741,
                  7.50%, 01/01/31......             1,328
       25,429   PL# 560384,
                  7.00%, 11/01/30......            26,381
        1,441   PL# 560596,
                  7.50%, 01/01/31......             1,505
        2,797   PL# 561678,
                  7.50%, 12/01/30......             2,922
        1,485   PL# 564080,
                  7.50%, 12/01/30......             1,551
       10,925   PL# 564183,
                  7.00%, 12/01/30......            11,334

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                FANNIE MAE (CONTINUED)

$       1,448   PL# 564529,
                  7.50%, 12/01/30......    $        1,512
       11,312   PL# 566658,
                  7.00%, 02/01/31......            11,728
       83,711   PL# 572453,
                  5.50%, 04/01/16......            82,812
        6,384   PL# 575285,
                  7.50%, 03/01/31......             6,665
        6,116   PL# 579161,
                  6.50%, 04/01/31......             6,236
      451,145   PL# 580165,
                  5.50%, 09/01/16......           446,300
       13,301   PL# 580179,
                  7.00%, 10/01/16......            13,706
          699   PL# 580377,
                  7.50%, 04/01/31......               730
       50,803   PL# 580515,
                  5.50%, 04/01/16......            50,257
        9,607   PL# 584811,
                  7.00%, 05/01/31......             9,960
      108,617   PL# 585248,
                  7.00%, 06/01/31......           112,683
      205,020   PL# 589120,
                  5.50%, 11/01/16......           202,818
        1,123   PL# 589405,
                  7.50%, 06/01/31......             1,172
       10,222   PL# 589893,
                  7.00%, 06/01/31......            10,598
        4,665   PL# 592129,
                  7.50%, 06/01/31......             4,870
        8,276   PL# 596895,
                  6.50%, 07/01/31......             8,439
       11,250   PL# 598125,
                  7.00%, 09/01/16......            11,593
       10,212   PL# 602148,
                  5.50%, 09/01/16......            10,102
       69,114   PL# 604517,
                  5.50%, 11/01/16......            68,372
        7,704   PL# 606551,
                  6.50%, 10/01/31......             7,855
        3,052   PL# 606600,
                  7.00%, 10/01/31......             3,164
       48,493   PL# 607386,
                  5.50%, 11/01/16......            47,972
       64,510   PL# 607493,
                  5.50%, 11/01/16......            63,818
       22,338   PL# 610128,
                  7.00%, 10/01/31......            23,159
      200,782   PL# 610579,
                  5.50%, 12/01/16......           198,625
        8,758   PL# 611323,
                  7.00%, 10/01/16......             9,025
       29,725   PL# 612071,
                  5.50%, 11/01/16......            29,406
      180,476   PL# 614506,
                  5.50%, 11/01/16......           178,537
    1,824,140   PL# 619054,
                  5.50%, 02/01/17......         1,804,095
        6,060   PL# 622119,
                  6.50%, 01/01/32......             6,179
      238,461   PL# 624035,
                  6.50%, 01/01/32......           244,382
       11,484   PL# 629236,
                  6.50%, 02/01/32......            11,689
      682,254   PL# 631321,
                  5.50%, 02/01/17......           674,757
       55,775   PL# 631606,
                  5.50%, 03/01/17......            55,162
       51,552   PL# 632269,
                  7.00%, 05/01/32......            53,447
        8,008   PL# 634563,
                  6.50%, 03/01/32......             8,152
       60,291   PL# 634949,
                  7.00%, 05/01/32......            62,470
      251,547   PL# 635164,
                  6.50%, 08/01/32......           256,041
        2,480   PL# 644932,
                  6.50%, 07/01/32......             2,524
        5,535   PL# 647556,
                  7.00%, 01/01/30......             5,742
      491,075   PL# 648795,
                  6.50%, 08/01/32......           499,849
      173,610   PL# 650206,
                  5.50%, 01/01/18......           171,702
       70,652   PL# 650291,
                  6.50%, 07/01/32......            71,914
      246,521   PL# 651649,
                  6.50%, 08/01/32......           250,925
    1,024,255   PL# 652127,
                  6.50%, 06/01/32......         1,042,557
        3,464   PL# 663353,
                  6.50%, 09/01/32......             3,526
       36,436   PL# 664188,
                  5.50%, 09/01/17......            36,036
       65,734   PL# 664194,
                  5.50%, 09/01/17......            65,012
      422,058   PL# 670402,
                  6.50%, 06/01/32......           429,599
      198,107   PL# 675314,
                  5.50%, 12/01/17......           195,930
      313,108   PL# 676800,
                  5.50%, 01/01/18......           309,668
      442,033   PL# 679631,
                  5.50%, 02/01/18......           437,101
        8,355   PL# 681343,
                  5.50%, 02/01/18......             8,261
      372,716   PL# 683199,
                  5.50%, 02/01/18......           368,557

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                FANNIE MAE (CONTINUED)

$   3,201,803   PL# 684231,
                  5.00%, 01/01/18......    $    3,106,170
    5,357,050   PL# 687889,
                  5.50%, 03/01/33......         5,191,241
      842,352   PL# 688521,
                  5.00%, 03/01/18......           817,306
      858,932   PL# 691189,
                  6.50%, 09/01/36......           867,420
      854,244   PL# 694200,
                  4.50%, 05/01/18......           814,381
        5,589   PL# 694372,
                  6.50%, 11/01/32......             5,689
      295,223   PL# 694380,
                  5.00%, 03/01/18......           286,445
       78,893   PL# 695925,
                  5.50%, 05/01/18......            78,013
    1,379,078   PL# 701161,
                  4.50%, 04/01/18......         1,314,464
       10,622   PL# 701236,
                  5.50%, 05/01/18......            10,503
    4,537,701   PL# 703443,
                  5.00%, 05/01/18......         4,402,778
        8,394   PL# 708637,
                  5.50%, 06/01/18......             8,300
      554,194   PL# 711636,
                  4.50%, 05/01/18......           528,228
    4,710,660   PL# 711997,
                  4.50%, 09/01/18......         4,489,952
    2,240,148   PL# 720317,
                  5.00%, 07/01/18......         2,173,540
       14,106   PL# 725071,
                  5.50%, 12/01/18......            13,948
    8,677,234   PL# 725162,
                  6.00%, 02/01/34......         8,627,713
   17,822,454   PL# 725206,
                  5.50%, 02/01/34......        17,270,822
       12,287   PL# 725269,
                  5.50%, 03/01/19......            12,152
      226,162   PL# 725407,
                  6.50%, 01/01/34......           230,595
      317,648   PL# 725418,
                  6.50%, 05/01/34......           323,874
    4,926,938   PL# 725519,
                  5.50%, 05/01/19......         4,872,798
    5,077,826   PL# 725704,
                  6.00%, 08/01/34......         5,048,847
   12,396,800   PL# 725717,
                  4.00%, 08/01/19......        11,507,296
   11,419,263   PL# 725946,
                  5.50%, 11/01/34......        11,057,748
       12,832   PL# 732724,
                  5.50%, 08/01/18......            12,688
    4,420,350   PL# 735454,
                  5.50%, 11/01/18......         4,371,777
   26,908,689   PL# 735504,
                  6.00%, 04/01/35......        26,788,166
    1,195,359   PL# 735611,
                  5.50%, 03/01/20......         1,182,224
  106,187,193   PL# 735989,
                  5.50%, 02/01/35......       102,923,001
      167,608   PL# 738632,
                  5.00%, 11/01/18......           162,625
       10,253   PL# 741355,
                  5.50%, 10/01/18......            10,138
    5,433,180   PL# 743575,
                  5.00%, 11/01/18......         5,271,631
   10,341,307   PL# 745140,
                  5.00%, 11/01/35......         9,717,738
   12,334,616   PL# 745193,
                  5.50%, 06/01/20......        12,199,075
   41,992,183   PL# 745275,
                  5.00%, 02/01/36......        39,460,101
   23,771,269   PL# 745412,
                  5.50%, 12/01/35......        23,018,709
   17,454,814   PL# 745735,
                  5.00%, 03/01/21......        16,883,377
   13,666,224   PL# 745740,
                  5.00%, 07/01/36......        12,818,316
       61,113   PL# 745823,
                  6.00%, 08/01/36......            60,502
      555,234   PL# 748257,
                  4.50%, 10/01/18......           529,219
        5,055   PL# 748655,
                  6.50%, 09/01/33......             5,137
        2,718   PL# 749118,
                  5.50%, 11/01/18......             2,688
       14,539   PL# 749153,
                  5.50%, 11/01/18......            14,377
        9,375   PL# 753643,
                  5.50%, 11/01/18......             9,270
       18,522   PL# 755167,
                  5.50%, 11/01/18......            18,315
      142,536   PL# 757687,
                  5.50%, 07/01/34......           138,024
       12,481   PL# 759423,
                  5.50%, 01/01/19......            12,327
       11,213   PL# 761018,
                  5.50%, 12/01/18......            11,088
       34,982   PL# 761808,
                  5.50%, 05/01/18......            34,598
      465,289   PL# 766312,
                  5.50%, 03/01/19......           459,542
      224,822   PL# 768313,
                  5.50%, 01/01/19......           222,313
      211,752   PL# 781889,
                  5.50%, 03/01/17......           209,477
    6,336,028   PL# 806549, Variable
                  Rate,
                  4.56%, 01/01/35 (1)..         6,298,086

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                FANNIE MAE (CONTINUED)

$      56,774   PL# 817808,
                  6.00%, 09/01/36......    $       56,207
    1,433,110   PL# 826273,
                  6.00%, 07/01/20......         1,439,722
    1,680,932   PL# 831361,
                  5.50%, 03/01/21......         1,656,671
       74,660   PL# 831500,
                  6.00%, 05/01/16......            75,106
    4,877,257   PL# 831511,
                  6.00%, 06/01/16......         4,906,386
      924,466   PL# 845420,
                  6.00%, 02/01/36......           916,308
      828,007   PL# 849239,
                  5.50%, 01/01/21......           816,488
    9,053,717   PL# 850867, Variable
                  Rate,
                  5.65%, 01/01/36 (1)..         8,957,665
      902,509   PL# 870770,
                  6.50%, 07/01/36......           911,428
    1,999,999   PL# 870843,
                  6.00%, 10/01/36......         1,980,027
      166,175   PL# 871059,
                  6.00%, 01/01/37......           164,516
      654,935   PL# 871436,
                  6.00%, 06/01/36......           648,395
       59,704   PL# 878340,
                  6.00%, 04/01/37......            59,074
      853,329   PL# 880770,
                  5.50%, 05/01/21......           841,013
      105,531   PL# 881578,
                  5.50%, 05/01/21......           104,008
      888,645   PL# 885071,
                  5.50%, 05/01/21......           875,819
      885,006   PL# 887841,
                  6.50%, 09/01/36......           893,752
   47,297,090   PL# 888306,
                  5.00%, 12/01/36......        44,445,128
      900,527   PL# 891805,
                  6.00%, 06/01/36......           891,534
    6,995,608   PL# 891814,
                  6.50%, 07/01/36......         7,064,740
    2,719,783   PL# 892817,
                  6.50%, 08/01/36......         2,746,661
      881,724   PL# 892970,
                  6.50%, 09/01/36......           890,438
      814,081   PL# 892975,
                  6.50%, 09/01/36......           822,126
      807,088   PL# 893596,
                  6.50%, 09/01/36......           815,064
      811,416   PL# 893628,
                  6.50%, 09/01/36......           819,435
      845,001   PL# 893833,
                  6.50%, 10/01/36......           853,352
       25,268   PL# 893926,
                  6.00%, 10/01/36......            25,015
      991,899   PL# 894979,
                  6.50%, 09/01/36......         1,001,702
    1,984,041   PL# 894985,
                  6.50%, 09/01/36......         2,003,648
      808,302   PL# 895303,
                  6.50%, 09/01/36......           816,290
      967,691   PL# 896049,
                  6.00%, 06/01/36......           958,027
       53,663   PL# 897820,
                  6.00%, 09/01/36......            53,127
      832,527   PL# 898124,
                  6.00%, 09/01/36......           824,213
      668,663   PL# 898330,
                  6.00%, 12/01/36......           661,986
      812,435   PL# 900290,
                  6.50%, 09/01/36......           820,464
      905,422   PL# 900303,
                  6.00%, 09/01/36......           896,381
      769,803   PL# 900340,
                  6.50%, 09/01/36......           777,410
      858,493   PL# 900961,
                  6.50%, 09/01/36......           866,977
      810,784   PL# 901110,
                  6.50%, 09/01/36......           818,796
      899,980   PL# 901717,
                  6.00%, 10/01/36......           890,993
      152,155   PL# 904102,
                  6.00%, 11/01/36......           150,636
    1,000,000   PL# 904907,
                  6.00%, 11/01/36......           990,015
      905,782   PL# 905674,
                  6.00%, 12/01/36......           896,737
   12,001,194   PL# 906064,
                  6.00%, 01/01/37......        11,881,351
      100,059   PL# 907735,
                  6.00%, 12/01/36......            99,060
   14,194,476   PL# 909787,
                  6.00%, 02/01/37......        14,044,699
      649,250   PL# 911420,
                  6.00%, 05/01/37......           642,399
      795,038   PL# 911440,
                  6.00%, 02/01/37......           786,649
      807,012   PL# 911446,
                  6.00%, 03/01/37......           798,496
      772,712   PL# 912441,
                  6.00%, 03/01/37......           764,559
      692,471   PL# 913180,
                  6.00%, 03/01/37......           685,164
      794,136   PL# 913345,
                  6.00%, 05/01/37......           785,756
       97,037   PL# 916302,
                  6.00%, 04/01/37......            96,013
       37,903   PL# 916386,
                  6.00%, 05/01/37......            37,503

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                FANNIE MAE (CONTINUED)

$     850,085   PL# 916946,
                  6.00%, 06/01/37......    $      841,115
      124,715   PL# 918561,
                  6.00%, 05/01/37......           123,399
      697,349   PL# 919389,
                  6.00%, 05/01/37......           689,991
       58,794   PL# 919490,
                  6.00%, 05/01/37......            58,174
      164,040   PL# 922044,
                  6.00%, 02/01/37......           162,402
      876,121   PL# 923382,
                  6.00%, 06/01/37......           866,876
      836,059   PL# 928306,
                  6.00%, 05/01/37......           827,237
      802,903   PL# 938111,
                  6.00%, 07/01/37......           794,431
    4,000,000   PL# 938783,
                  6.00%, 06/01/37......         3,957,793
       75,900   PL# 940198,
                  6.00%, 06/01/37......            75,099
      243,207   PL# 940761,
                  6.00%, 06/01/37......           240,641
    3,000,000   TBA,
                  5.00%, 07/01/22......         2,899,218
    3,000,000   TBA,
                  5.50%, 07/01/22......         2,955,468
   52,000,000   TBA,
                  6.00%, 07/01/22......        52,235,612
   28,200,000   TBA,
                  5.00%, 07/01/37......        26,424,274
  167,200,000   TBA,
                  5.50%, 07/01/37......       161,269,582
   30,700,000   TBA,
                  6.00%, 07/01/37......        30,369,023
    9,000,000   TBA,
                  6.50%, 07/01/37......         9,085,779
   10,300,000   TBA,
                  5.00%, 08/01/37......         9,648,206
                                           --------------
                                              870,558,134
                                           --------------


                FEDERAL AGRICULTURAL MORTGAGE
                  CORPORATION -- 2.1%
   45,175,000   144A, 5.50%, 07/15/11...       45,471,800
                                           --------------


                FEDERAL HOME LOAN BANK -- 0.9%
   18,840,000   4.00%, 02/01/08.........       18,694,461
                                           --------------


                FREDDIE MAC -- 2.2%
   16,800,000   4.75%, 06/28/12.........       16,431,795
    5,113,224   PL# 1B2853,
                  Variable Rate,
                  4.29%, 04/01/35 (1)..         5,029,888
   11,257,222   PL# 1G1119,
                  Variable Rate,
                  4.76%, 09/01/35 (1)..        10,992,776
   15,850,000   Series MTN,
                  5.00%, 12/14/18......        14,926,278
                                           --------------
                                               47,380,737
                                           --------------

                FREDDIE MAC GOLD -- 7.0%
      243,964   PL# A32037,
                  5.00%, 03/01/35......           229,319
       25,806   PL# A38585,
                  5.50%, 10/01/35......            24,951
      396,084   PL# B10307,
                  4.50%, 10/01/18......           377,656
      486,179   PL# B11431,
                  4.50%, 12/01/18......           463,559
    3,437,541   PL# B11446,
                  5.00%, 12/01/18......         3,335,347
       47,697   PL# B13285,
                  4.50%, 04/01/19......            45,404
      677,629   PL# B14218,
                  4.50%, 05/01/19......           645,050
      974,087   PL# B14518,
                  4.50%, 01/01/20......           927,256
    1,491,286   PL# B17118,
                  4.50%, 11/01/19......         1,419,588
       22,951   PL# B17892,
                  4.50%, 10/01/19......            21,883
      738,729   PL# B19028,
                  4.50%, 03/01/20......           701,686
    4,391,677   PL# B19043,
                  4.50%, 03/01/20......         4,171,459
       22,890   PL# B19177,
                  4.50%, 05/01/20......            21,742
      950,406   PL# B19187,
                  4.50%, 04/01/20......           902,748
      182,255   PL# B19188,
                  4.50%, 05/01/20......           173,116
      196,379   PL# B19272,
                  4.50%, 05/01/20......           186,532
      505,817   PL# B19621,
                  5.00%, 07/01/20......           489,288
      959,813   PL# C01271,
                  6.50%, 12/01/31......           979,428
    3,028,455   PL# C57150,
                  6.00%, 05/01/31......         3,021,767
        3,546   PL# C67653,
                  7.00%, 06/01/32......             3,656
       56,073   PL# C67868,
                  7.00%, 06/01/32......            57,814
       13,015   PL# C67999,
                  7.00%, 06/01/32......            13,419
       89,781   PL# C68001,
                  7.00%, 06/01/32......            92,567
      126,823   PL# C90229,
                  7.00%, 08/01/18......           131,635

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)

$      18,427   PL# E00570,
                  6.00%, 09/01/13......    $       18,605
      392,704   PL# E00592,
                  6.00%, 12/01/13......           396,383
       18,940   PL# E00720,
                  6.00%, 07/01/14......            19,090
       18,898   PL# E01007,
                  6.00%, 08/01/16......            19,008
       63,098   PL# E01095,
                  6.00%, 01/01/17......            63,464
      402,362   PL# E01490,
                  5.00%, 11/01/18......           390,388
      784,973   PL# E01538,
                  5.00%, 12/01/18......           761,624
       30,338   PL# E01638,
                  4.00%, 04/01/19......            28,249
       26,091   PL# E69171,
                  6.00%, 02/01/13......            26,324
       20,728   PL# E73319,
                  6.00%, 11/01/13......            20,913
       32,212   PL# E73769,
                  6.00%, 12/01/13......            32,500
       15,920   PL# E75990,
                  6.00%, 04/01/14......            16,084
       25,371   PL# E76341,
                  6.00%, 04/01/14......            25,519
       37,834   PL# E76730,
                  6.00%, 05/01/14......            38,054
       29,708   PL# E76731,
                  6.00%, 05/01/14......            29,880
       20,600   PL# E78995,
                  6.00%, 11/01/14......            20,720
      219,890   PL# E84191,
                  6.00%, 07/01/16......           221,158
        3,974   PL# E84758,
                  5.50%, 07/01/16......             3,930
       17,320   PL# E85885,
                  6.00%, 11/01/16......            17,420
      243,402   PL# E86502,
                  5.50%, 12/01/16......           240,708
        4,556   PL# E86565,
                  5.50%, 12/01/16......             4,505
      227,564   PL# E87961,
                  6.00%, 02/01/17......           228,876
      347,476   PL# E88001,
                  6.00%, 02/01/17......           349,454
       42,351   PL# E88452,
                  6.00%, 03/01/17......            42,592
      290,477   PL# E88749,
                  6.00%, 03/01/17......           292,151
      465,936   PL# E88789,
                  6.00%, 04/01/17......           468,588
      135,774   PL# E88979,
                  5.50%, 04/01/17......           134,235
      283,184   PL# E89282,
                  6.00%, 04/01/17......           284,796
      576,519   PL# E89336,
                  6.00%, 05/01/17......           579,800
       24,781   PL# E89653,
                  6.00%, 04/01/17......            24,923
      410,200   PL# E89913,
                  6.00%, 05/01/17......           412,534
      729,254   PL# E91644,
                  5.50%, 10/01/17......           720,987
      252,233   PL# E91754,
                  5.50%, 10/01/17......           249,374
      321,709   PL# E91774,
                  5.50%, 10/01/17......           318,062
      159,564   PL# E91968,
                  5.50%, 10/01/17......           157,755
      261,708   PL# E92113,
                  5.50%, 10/01/17......           258,742
       22,509   PL# E95352,
                  4.50%, 04/01/18......            21,461
       48,089   PL# E98821,
                  4.50%, 09/01/18......            45,851
    1,240,998   PL# G01391,
                  7.00%, 04/01/32......         1,283,390
       15,395   PL# G11111,
                  6.00%, 04/01/16......            15,485
      107,534   PL# G11394,
                  4.50%, 05/01/18......           102,531
    6,713,462   PL# G11618,
                  4.50%, 05/01/18......         6,402,224
      417,064   PL# G11639,
                  4.50%, 12/01/19......           397,012
    2,951,087   PL# G11681,
                  5.00%, 04/01/20......         2,859,820
    8,406,048   PL# G11720,
                  4.50%, 08/01/20......         8,001,906
   12,906,850   PL# G11769,
                  5.00%, 10/01/20......        12,485,094
      193,573   PL# G18052,
                  4.50%, 05/01/20......           183,866
    2,698,268   PL# J00156,
                  5.00%, 10/01/20......         2,610,097
      631,915   PL# J00726,
                  5.00%, 12/01/20......           611,266
    3,082,135   PL# M80813,
                  4.00%, 04/01/10......         3,009,323
   25,000,000   TBA,
                  6.00%, 07/01/37......        24,769,525
   64,000,000   TBA,
                  5.50%, 08/01/37......        61,710,017
                                           --------------
                                              149,863,133
                                           --------------


                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION -- 0.8%
$     107,373   PL# 3173,
                  6.50%, 12/20/31......    $      109,720
        1,065   PL# 434615,
                  7.00%, 11/15/29......             1,111
      164,157   PL# 435071,
                  7.00%, 03/15/31......           171,091
       23,612   PL# 493966,
                  7.00%, 06/15/29......            24,622
       52,290   PL# 494742,
                  7.00%, 04/15/29......            54,527
        1,102   PL# 530260,
                  7.00%, 02/15/31......             1,149
      216,932   PL# 531025,
                  6.00%, 04/15/32......           216,495
          575   PL# 538271,
                  7.00%, 11/15/31......               599
       78,625   PL# 538312,
                  6.00%, 02/15/32......            78,467
      109,153   PL# 543989,
                  7.00%, 03/15/31......           113,764
          790   PL# 547545,
                  7.00%, 04/15/31......               823
      258,016   PL# 550985,
                  7.00%, 10/15/31......           268,915
          248   PL# 551549,
                  7.00%, 07/15/31......               259
       17,356   PL# 552413,
                  7.00%, 02/15/32......            18,092
       85,371   PL# 554808,
                  6.00%, 05/15/31......            85,216
       67,704   PL# 555360,
                  6.00%, 06/15/31......            67,581
       73,437   PL# 555733,
                  6.00%, 03/15/32......            73,289
          456   PL# 557664,
                  7.00%, 08/15/31......               475
       54,827   PL# 557678,
                  7.00%, 08/15/31......            57,142
        3,794   PL# 561050,
                  7.00%, 05/15/31......             3,954
          634   PL# 561996,
                  7.00%, 07/15/31......               661
       11,328   PL# 563346,
                  7.00%, 09/15/31......            11,806
       41,870   PL# 563599,
                  7.00%, 06/15/32......            43,647
       88,461   PL# 564086,
                  7.00%, 07/15/31......            92,198
       38,841   PL# 564300,
                  6.00%, 08/15/31......            38,770
        7,474   PL# 564706,
                  7.00%, 07/15/31......             7,790
       74,979   PL# 565808,
                  6.00%, 11/15/31......            74,842
      178,150   PL# 567622,
                  6.00%, 04/15/32......           177,791
       79,861   PL# 569567,
                  7.00%, 01/15/32......            83,251
       63,220   PL# 570517,
                  6.00%, 01/15/32......            63,092
       39,446   PL# 572821,
                  6.00%, 12/15/31......            39,374
       81,055   PL# 574873,
                  6.00%, 12/15/31......            80,908
       83,363   PL# 575906,
                  6.00%, 01/15/32......            83,194
       34,862   PL# 576323,
                  6.00%, 12/15/31......            34,798
        1,276   PL# 579377,
                  7.00%, 04/15/32......             1,330
      234,039   PL# 581015,
                  7.00%, 02/15/32......           243,975
       87,406   PL# 581070,
                  6.00%, 02/15/32......            87,229
       61,615   PL# 582956,
                  7.00%, 02/15/32......            64,231
      260,768   PL# 587122,
                  7.00%, 06/15/32......           271,838
        4,937   PL# 587494,
                  7.00%, 06/15/32......             5,146
          936   PL# 589696,
                  7.00%, 05/15/32......               976
       42,639   PL# 592030,
                  6.00%, 02/15/32......            42,553
       16,294   PL# 780802,
                  6.50%, 05/15/28......            16,646
       27,538   PL# 781113,
                  7.00%, 11/15/29......            28,716
      169,025   PL# 781148,
                  6.00%, 07/15/29......           168,817
       84,726   PL# 781276,
                  6.50%, 04/15/31......            86,567
       24,263   PL# 781287,
                  7.00%, 05/15/31......            25,299
       38,568   PL# 781324,
                  7.00%, 07/15/31......            40,205
      212,523   PL# 781328,
                  7.00%, 09/15/31......           221,597
      165,648   PL# 781330,
                  6.00%, 09/15/31......           165,433
       43,186   PL# 781496,
                  6.50%, 09/15/32......            44,100
       56,058   PL# 781548,
                  7.00%, 11/15/32......            58,434

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                US GOVERNMENT AGENCY SECURITIES
                  (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (CONTINUED)

$      33,035   PL# 781584,
                  7.00%, 05/15/32......    $       34,439
    2,677,312   PL# 781804,
                  6.00%, 09/15/34......         2,668,272
    2,428,396   PL# 781847,
                  6.00%, 12/15/34......         2,420,136
    2,504,300   PL# 781902,
                  6.00%, 02/15/35......         2,495,742
    6,242,559   PL# 80916,
                  3.75%, 05/20/34......         6,222,567
                                           --------------
                                               17,593,661
                                           --------------

                RESOLUTION FUNDING STRIPS -- 0.1%
    1,200,000   Zero coupon, 07/15/18...          668,201
    1,200,000   Zero coupon, 10/15/18...          658,375
                                           --------------
                                                1,326,576
                                           --------------
                TOTAL US GOVERNMENT
                  AGENCY SECURITIES
                  (Cost
                  $1,232,343,526)......     1,218,707,547
                                           --------------

                CORPORATE BONDS AND NOTES -- 48.5%
                AUTOMOBILES/MOTOR
                  VEHICLES, AUTOMOTIVE
                  EQUIPMENT AND
                  REPAIRS -- 0.0%
      280,000   Daimler Chrysler NA
                  Holding,
                  4.05%, 06/04/08......           276,133
                                           --------------

                BANKS -- 6.7%
       85,000   BAC Capital Trust XI,
                  6.63%, 05/23/36......            86,952
      404,000   Bank of America Corp.,
                  4.50%, 08/01/10......           394,805
   15,675,000   Bank of America Corp.,
                  Floating Rate,
                  5.37%, 03/24/09 (2)..        15,683,432
    3,025,000   Bank of America NA,
                  5.30%, 03/15/17......         2,893,900
    2,550,000   Bank of America NA,
                  Series BKNT,
                  6.10%, 06/15/17......         2,583,673
    1,250,000   Bank of Scotland -- 144A
                  (United Kingdom),
                  3.50%, 11/30/07......         1,241,953
    2,000,000   BankBoston NA, Series
                  BKNT,
                  6.38%, 03/25/08......         2,012,544
   26,675,000   Barclays Bank PLC New
                  York,
                  Series YCD, Floating
                  Rate,
                  5.37%, 03/13/09 (2)..        26,709,543
    6,250,000   Depfa ACS Bank -- 144A
                  (Ireland),
                  4.25%, 08/16/10......         6,064,619
    2,850,000   HBOS Treasury Services
                  PLC -- 144A
                  (United Kingdom),
                  3.75%, 09/30/08......         2,792,752
    1,495,000   JPMorgan Chase &
                  Company,
                  3.63%, 05/01/08......         1,473,197
    2,100,000   JPMorgan Chase &
                  Company,
                  5.75%, 10/15/08......         2,107,955
    1,100,000   JPMorgan Chase &
                  Company,
                  7.00%, 11/15/09......         1,136,900
    7,750,000   JPMorgan Chase Bank NA,
                  Series BKNT,
                  6.00%, 07/05/17......         7,750,232
  746,000,000   Kreditanstalt fuer
                  Wiederaufbau
                  (Germany),
                  Series EMTN, Floating
                  Rate,
                  0.46%,
                  08/08/11 (2)(21).....         6,062,179
    3,175,000   Mellon Capital IV,
                  Series 1, Variable
                  Rate,
                  6.24%, perpetual
                  (1)..................         3,207,017
   21,975,000   Rabobank
                  Nederland -- 144A
                  (the Netherlands),
                  Floating Rate,
                  5.35%, 04/06/09 (2)..        21,995,612
    2,990,000   SunTrust Banks, Inc.,
                  3.63%, 10/15/07......         2,974,787
    2,000,000   SunTrust Banks, Inc.,
                  4.00%, 10/15/08......         1,964,728
    1,535,000   SunTrust Banks, Inc.,
                  Series CD,
                  4.42%, 06/15/09......         1,510,355
    2,125,000   SunTrust Capital VIII,
                  Variable Rate,
                  6.10%, 12/15/36 (1)..         1,952,291
    2,150,000   The Bank of New York
                  Company, Inc.,
                  Series BKNT,
                  3.80%, 02/01/08......         2,130,949
      980,000   UBS Preferred Funding
                  Trust I,
                  Variable Rate,
                  8.62%, perpetual
                  (1)..................         1,065,120
      490,000   US Bancorp,
                  Series MTNN,
                  3.95%, 08/23/07......           489,054
    4,315,000   US Bank NA,
                  Series BKNT,
                  4.40%, 08/15/08......         4,256,027
      540,000   Wachovia Bank NA,
                  Series BKNT,
                  4.38%, 08/15/08......           532,533
    9,125,000   Wachovia Bank NA,
                  Series DPNT, Floating
                  Rate,
                  5.40%, 03/23/09 (2)..         9,130,720
    2,340,000   Wachovia Corp.,
                  6.30%, 04/15/08 (6)..         2,355,325
    2,760,000   Wells Fargo & Company,
                  4.20%, 01/15/10......         2,691,696
    4,090,000   Wells Fargo & Company,
                  4.63%, 08/09/10......         4,002,323

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                BANKS (CONTINUED)

$   4,525,000   Wells Fargo & Company,
                  4.88%, 01/12/11......    $    4,444,871
                                           --------------
                                              143,698,044
                                           --------------

                BROADCAST SERVICES/MEDIA -- 0.7%
    5,374,000   Comcast Cable
                  Communications
                  Holdings,
                  8.38%, 03/15/13......         6,005,917
    1,800,000   Comcast Cable
                  Communications, Inc.,
                  6.75%, 01/30/11......         1,864,568
      965,000   Comcast Corp.,
                  7.05%, 03/15/33......           999,003
      465,000   Cox Communications,
                  Inc.,
                  7.75%, 11/01/10......           494,881
      195,000   Echostar DBS Corp.,
                  7.00%, 10/01/13......           193,050
      200,000   Echostar DBS Corp.,
                  7.13%, 02/01/16......           196,500
    1,070,000   News America Holdings,
                  7.63%, 11/30/28......         1,161,466
      260,000   News America, Inc.,
                  7.28%, 06/30/28......           273,056
    1,675,000   TCI Communications,
                  Inc.,
                  7.13%, 02/15/28......         1,728,108
      725,000   Time Warner
                  Entertainment,
                  8.38%, 07/15/33......           843,820
    1,910,000   Time Warner, Inc.,
                  7.57%, 02/01/24......         2,045,247
                                           --------------
                                               15,805,616
                                           --------------

                CHEMICALS -- 0.1%
      590,000   Lyondell Chemical
                  Company,
                  8.00%, 09/15/14......           609,175
    1,430,000   Lyondell Chemical
                  Company,
                  6.88%, 06/15/17......         1,387,100
                                           --------------
                                                1,996,275
                                           --------------

                COMPUTER EQUIPMENT, SOFTWARE AND
                  SERVICES -- 0.0%
      345,000   Seagate Technology HDD
                  Holdings (Cayman
                  Islands),
                  6.80%, 10/01/16......           332,925
                                           --------------

                CONSTRUCTION SERVICES AND
                  SUPPLIES -- 0.1%
    2,875,000   Belvoir Land
                  LLC -- 144A,
                  5.40%, 12/15/47......         2,554,150
                                           --------------

                ELECTRONICS -- 0.0%
      155,000   L-3 Communications
                  Corp.,
                  Series B, 6.38%,
                  10/15/15.............           147,250
                                           --------------

                EQUIPMENT RENTAL AND LEASING -- 0.0%
      225,000   United Rentals
                  North America, Inc.,
                  6.50%, 02/15/12......           222,188
                                           --------------

                FINANCIAL SERVICES -- 6.8%
      390,000   American Real Estate
                  Partners,
                  LP/American Real
                  Estate Finance Corp.,
                  8.13%, 06/01/12......           393,413
      225,000   American Real Estate
                  Partners,
                  LP/American Real
                  Estate Finance Corp.,
                  7.13%, 02/15/13......           218,250
    9,050,000   Citigroup, Inc.,
                  3.50%, 02/01/08 (6)..         8,959,726
   14,330,000   Citigroup, Inc.,
                  3.63%, 02/09/09 (5)..        13,961,991
      820,000   Citigroup, Inc.,
                  6.20%, 03/15/09 (6)..           831,350
    8,000,000   Citigroup, Inc.,
                  4.13%, 02/22/10......         7,765,376
    4,620,000   Citigroup, Inc.,
                  5.88%, 05/29/37......         4,419,529
    8,220,000   Credit Suisse
                  (Guernsey),
                  Variable Rate,
                  5.86%, perpetual
                  (1)..................         7,934,215
    8,225,000   Eksportfinans ASA,
                  Series MTN (Norway),
                  3.38%, 01/15/08......         8,148,039
    2,675,000   Ford Motor Credit
                  Company,
                  5.80%, 01/12/09......         2,619,360
   14,675,000   General Electric Capital
                  Corp.,
                  5.00%, 11/15/11......        14,394,928
    5,680,000   General Electric Capital
                  Corp.,
                  Series MTN,
                  5.00%, 04/10/12......         5,549,621
    2,000,000   General Electric Capital
                  Corp.,
                  Series MTNA,
                  6.50%, 12/10/07......         2,010,048
    3,230,000   Goldman Sachs Capital
                  II,
                  Variable Rate,
                  5.79%, perpetual
                  (1)..................         3,155,613
   13,605,000   Goldman Sachs Group,
                  Inc.,
                  5.25%, 10/15/13......        13,206,510
    2,925,000   HSBC Finance Corp.,
                  6.50%, 11/15/08......         2,967,032
    5,415,000   Lehman Brothers Capital
                  Trust VII,
                  Series MTN, Variable
                  Rate, 5.86%,
                  perpetual (1)........         5,309,868
    7,310,000   Morgan Stanley,
                  5.05%, 01/21/11......         7,164,597
      425,000   Morgan Stanley,
                  6.75%, 04/15/11......           441,016
   17,410,000   Morgan Stanley,
                  Floating Rate,
                  5.60%, 01/09/12 (2)..        17,395,410
    1,950,000   Morgan Stanley,
                  Series MTNF,
                  5.55%, 04/27/17......         1,874,332

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                FINANCIAL SERVICES (CONTINUED)

$   4,000,000   Nationwide Building
                  Society -- 144A
                  (United Kingdom),
                  3.50%, 07/31/07......    $    3,995,512
      355,000   Nationwide Building
                  Society -- 144A
                  (United Kingdom),
                  4.25%, 02/01/10......           344,487
    3,365,000   SLM Corp.,
                  Series MTN,
                  5.40%, 10/25/11......         3,084,897
    1,000,000   The Bear Stearns
                  Companies, Inc.,
                  Series MTNB,
                  4.55%, 06/23/10......           973,179
    2,475,000   TIAA Global
                  Markets -- 144A,
                  3.88%, 01/22/08......         2,452,049
    1,955,000   USAA Capital Corp.,
                  Series MTNB,
                  4.00%, 12/10/07......         1,942,445
    2,895,000   ZFS Finance USA
                  Trust V -- 144A,
                  Variable Rate,
                  6.50%, 05/09/37 (1)..         2,804,882
                                           --------------
                                              144,317,675
                                           --------------

                INSURANCE -- 1.4%
    1,775,000   ASIF Global Financial
                  XXIII -- 144A,
                  3.90%, 10/22/08......         1,742,273
    2,000,000   Berkshire Hathaway
                  Finance Corp.,
                  3.40%, 07/02/07......         2,000,000
    2,850,000   Berkshire Hathaway
                  Finance Corp.,
                  3.38%, 10/15/08......         2,781,894
    2,815,000   Berkshire Hathaway
                  Finance Corp.,
                  4.13%, 01/15/10......         2,738,457
    3,800,000   Chubb Corp.,
                  Variable Rate,
                  6.38%, 03/29/37 (1)
                  (4)..................         3,722,670
    2,350,000   Lincoln National Corp.,
                  Variable Rate,
                  7.00%, 05/17/66 (1)..         2,415,252
    4,455,000   MetLife, Inc.,
                  6.40%, 12/15/36......         4,139,938
    1,600,000   New York Life Global
                  Funding -- 144A,
                  3.88%, 01/15/09......         1,565,931
    3,595,000   Progressive Corp.,
                  Variable Rate,
                  6.70%, 06/15/37 (1)..         3,579,369
    2,150,000   Reinsurance Group of
                  America,
                  Variable Rate,
                  6.75%, 12/15/65 (1)..         2,098,705
    4,125,000   The Travelers Companies,
                  Inc.,
                  Variable Rate,
                  6.25%, 03/15/37 (1)..         3,970,981
                                           --------------
                                               30,755,470
                                           --------------

                LEISURE AND RECREATION -- 0.1%
      730,000   Harrahs Operating
                  Company, Inc.,
                  5.75%, 10/01/17......           585,059
      325,000   Mohegan Tribal Gaming
                  Authority,
                  6.13%, 02/15/13......           316,875
      200,000   Travelport LLC,
                  9.88%, 09/01/14......           213,000
                                           --------------
                                                1,114,934
                                           --------------


                MACHINERY -- 0.1%
    2,150,000   Atlantic Marine,
                  Inc. -- 144A,
                  5.34%, 12/01/50......         1,951,340
                                           --------------


                MANUFACTURING -- 0.0%
      395,000   Briggs & Stratton Corp.,
                  8.88%, 03/15/11......           422,204
                                           --------------


                MEDICAL EQUIPMENT, SUPPLIES, AND
                  SERVICES -- 0.3%
    1,536,000   Triad Hospitals, Inc.,
                  7.00%, 11/15/13......         1,618,482
    3,600,000   WellPoint, Inc.,
                  5.95%, 12/15/34......         3,345,692
    1,295,000   WellPoint, Inc.,
                  5.85%, 01/15/36......         1,185,570
                                           --------------
                                                6,149,744
                                           --------------

                METALS AND MINING -- 0.3%
    3,005,000   Freeport-McMoRan Copper
                  & Gold, Inc.,
                  8.38%, 04/01/17......         3,215,350
    1,999,000   Ispat Inland ULC
                  (Canada),
                  9.75%, 04/01/14......         2,216,431
                                           --------------
                                                5,431,781
                                           --------------

                OIL, COAL AND GAS -- 0.7%
    3,670,000   Arch Western Finance,
                  6.75%, 07/01/13......         3,541,549
      210,000   Chesapeake Energy Corp.,
                  6.38%, 06/15/15......           201,338
       90,000   Chesapeake Energy Corp.,
                  6.25%, 01/15/18......            84,488
      275,000   Chesapeake Energy Corp.,
                  6.88%, 11/15/20 (8)..           264,688
      270,000   Colorado Interstate Gas,
                  6.80%, 11/15/15......           279,022
      120,000   Compton Petroleum
                  Finance Corp.
                  (Canada),
                  7.63%, 12/01/13......           119,100

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                OIL, COAL AND GAS (CONTINUED)

$   1,425,000   Consolidated Natural
                  Gas,
                  Series A,
                  5.00%, 03/01/14......    $    1,359,657
      365,000   El Paso Natural Gas,
                  8.63%, 01/15/22......           429,066
       15,000   El Paso Natural Gas,
                  8.38%, 06/15/32......            17,664
    2,600,000   Enterprise Products
                  Operating LP,
                  4.95%, 06/01/10......         2,554,841
    1,225,000   Enterprise Products
                  Operating LP,
                  Series B,
                  4.00%, 10/15/07......         1,220,009
      190,000   KCS Energy, Inc.,
                  7.13%, 04/01/12......           188,575
    2,690,000   Sabine Pass LNG,
                  LP -- 144A,
                  7.50%, 11/30/16......         2,683,274
       35,000   Targa Resources,
                  Inc. -- 144A,
                  8.50%, 11/01/13......            35,700
      665,000   Tennessee Gas Pipeline
                  Company,
                  7.00%, 10/15/28......           688,157
      935,000   Transcontinental Gas
                  Pipe
                  Line Corp.,
                  Series B,
                  8.88%, 07/15/12......         1,051,875
      750,000   Williams Companies,
                  Inc.,
                  7.63%, 07/15/19......           795,000
                                           --------------
                                               15,514,003
                                           --------------

                PAPER AND FOREST PRODUCTS -- 0.2%
      365,000   Bowater Canada Finance
                  (Canada),
                  7.95%, 11/15/11......           345,381
      400,000   Catalyst Paper Corp.,
                  Series D (Canada),
                  8.63%, 06/15/11......           389,000
      880,000   Domtar, Inc. (Canada),
                  7.13%, 08/15/15......           856,900
    3,530,000   Georgia-Pacific
                  Corp. -- 144A,
                  7.13%, 01/15/17......         3,406,450
                                           --------------
                                                4,997,731
                                           --------------

                PHARMACEUTICALS/RESEARCH AND
                  DEVELOPMENT -- 0.4%
      170,000   Bio-Rad Laboratories,
                  Inc.,
                  7.50%, 08/15/13......           172,125
      530,000   Bio-Rad Laboratories,
                  Inc.,
                  6.13%, 12/15/14......           500,850
      600,000   Bristol-Myers Squibb,
                  6.88%, 08/01/97......           620,668
  766,000,000   Pfizer, Inc.,
                  Series INTL,
                  0.80%,
                  03/18/08 (21)........         6,214,782
    1,580,000   Wyeth,
                  6.00%, 02/15/36......         1,528,558
                                           --------------
                                                9,036,983
                                           --------------

                PRINTING AND PUBLISHING -- 0.1%
    1,070,000   Idearc, Inc.,
                  8.00%, 11/15/16......         1,086,050
                                           --------------

                PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                  VEHICLES, AUTOMOTIVE EQUIPMENT
                  AND REPAIRS -- 2.3%
    8,244,410   Daimler Chrysler Auto
                  Trust,
                  Series 2005-B, Class
                  A3,
                  4.04%, 09/08/09......         8,211,883
   14,770,000   Daimler Chrysler Auto
                  Trust,
                  Series 2006-B, Class
                  A3,
                  5.33%, 08/08/10......        14,781,032
    4,082,463   Ford Credit Auto Owner
                  Trust,
                  Series 2005-A, Class
                  A3,
                  3.48%, 11/15/08......         4,073,998
    3,953,368   Ford Credit Auto Owner
                  Trust,
                  Series 2005-B, Class
                  A3,
                  4.17%, 01/15/09......         3,945,476
   18,911,000   Nissan Auto Receivables
                  Owner Trust,
                  Series 2006-B, Class
                  A4,
                  5.22%, 11/15/11......        18,884,883
                                           --------------
                                               49,897,272
                                           --------------

                PRIVATE ASSET BACKED: BANKS -- 0.2%
    3,655,861   Bank of America
                  Alternative Loan
                  Trust,
                  Series 2004-7, Class
                  4A1,
                  5.00%, 08/25/19......         3,516,481
                                           --------------

                PRIVATE ASSET BACKED: CREDIT
                  CARDS -- 3.1%
   14,000,000   American Express Credit
                  Account Master Trust,
                  Series 2005-3,
                  Class A, Floating
                  Rate,
                  5.32%, 01/18/11 (3)..        13,992,226
   12,075,000   Chase Issuance Trust,
                  Series 2004-A9, Class
                  A9,
                  3.22%, 06/15/10......        12,011,490
   14,850,000   Citibank Credit Card
                  Issuance Trust,
                  Series 2004-A4, Class
                  A4,
                  3.20%, 08/24/09......        14,818,264
   15,125,000   Citibank Credit Card
                  Issuance Trust,
                  Series 2006-A2, Class
                  A2,
                  4.85%, 02/10/11......        15,022,731
   11,500,000   MBNA Credit Card Master
                  Note Trust,
                  Series 2003-A6, Class
                  A6,
                  2.75%, 10/15/10......        11,255,723
                                           --------------
                                               67,100,434
                                           --------------


                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: FINANCIAL
                  SERVICES -- 2.3%
$   2,805,000   Greenwich Capital
                  Commercial Funding
                  Corp.,
                  Series 2004-GG1,
                  Class A4,
                  4.76%, 06/10/36......    $    2,760,301
   11,200,000   Greenwich Capital
                  Commercial Funding
                  Corp.,
                  Series 2005-GG3,
                  Class A3,
                  4.57%, 08/10/42......        10,746,706
    2,828,183   Morgan Stanley Capital
                  I,
                  Series 1999-FNV1,
                  Class A2,
                  6.53%, 03/15/31......         2,858,485
    4,430,612   SLM Student Loan Trust,
                  Series 2005-5, Class
                  A1, Floating Rate,
                  5.36%, 01/25/18 (2)..         4,434,404
   14,200,000   SLM Student Loan Trust,
                  Series 2005-6, Class
                  A5B, Floating Rate,
                  5.36%, 07/27/26 (2)..        14,211,448
   14,030,000   Washington Mutual Asset
                  Securities
                  Corp. -- 144A,
                  Series 2005-C1A,
                  Class A2,
                  5.15%, 05/25/36......        13,918,996
                                           --------------
                                               48,930,340
                                           --------------

                PRIVATE ASSET BACKED: MORTGAGE AND
                  HOME EQUITY -- 18.8%
    4,116,439   ACE Securities Corp.,
                  Series 2006-HE1,
                  Class A2A, Floating
                  Rate,
                  5.40%, 02/25/36 (3)..         4,119,679
   11,960,000   Banc of America
                  Commercial Mortgage,
                  Inc.,
                  Series 2000-1, Class
                  A2A,
                  7.33%, 11/15/31......        12,346,019
    8,714,767   Banc of America
                  Commercial Mortgage,
                  Inc.,
                  Series 2001-1, Class
                  A2,
                  6.50%, 04/15/36......         8,943,187
   16,715,000   Banc of America
                  Commercial Mortgage,
                  Inc.,
                  Series 2002-2, Class
                  A3,
                  5.12%, 07/11/43......        16,383,970
   11,170,000   Banc of America
                  Commercial Mortgage,
                  Inc.,
                  Series 2002-PB2,
                  Class A4,
                  6.19%, 06/11/35......        11,411,130
   13,250,000   Banc of America
                  Commercial Mortgage,
                  Inc.,
                  Series 2007-2, Class
                  A4,
                  5.69%, 04/10/49......        13,117,996
      514,776   Bear Stearns Commercial
                  Mortgage Securities,
                  Inc.,
                  Series 2001, Class
                  A1,
                  6.08%, 02/15/35......           518,729
    2,545,000   Bear Stearns Commercial
                  Mortgage Securities,
                  Inc.,
                  Series 2005-PWR8,
                  Class A4,
                  4.67%, 06/11/41......         2,369,034
    2,046,271   Carrington Mortgage
                  Loan Trust,
                  Series 2006-OPT1,
                  Class A1, Floating
                  Rate,
                  5.39%, 02/25/36 (3)..         2,047,753
    3,475,000   Chase Commercial
                  Mortgage Securities
                  Corp.,
                  Series 2000-3, Class
                  A2,
                  7.32%, 10/15/32......         3,627,730
    3,913,302   Commercial Mortgage
                  Acceptance Corp.,
                  Series 1998-C2, Class
                  A2,
                  6.03%, 09/15/30......         3,917,712
    1,277,089   Countrywide Asset-Backed
                  Certificates,
                  Series 2004-13, Class
                  AV4, Floating Rate,
                  5.61%, 06/25/35 (3)..         1,278,270
    2,233,243   Countrywide Asset-Backed
                  Certificates,
                  Series 2005-IM3,
                  Class A1, Floating
                  Rate,
                  5.44%, 03/25/36 (3)..         2,234,796
    1,598,793   Countrywide Asset-Backed
                  Certificates,
                  Series 2006-IM1,
                  Class A1, Floating
                  Rate,
                  5.41%, 04/25/36 (3)..         1,599,910
   21,535,130   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.,
                  Series 1998-C2, Class
                  A2,
                  6.30%, 11/15/30......        21,717,762
   14,955,000   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.,
                  Series 2002-CKS4,
                  Class A2,
                  5.18%, 11/15/36......        14,636,917
   13,110,000   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.,
                  Series 2003-C3, Class
                  A5,
                  3.94%, 05/15/38......        11,992,484
    4,561,798   Credit Suisse Mortgage
                  Capital Certificates,
                  Series 2006-3,
                  Class 1A1A, Floating
                  Rate,
                  5.41%, 04/25/36 (3)..         4,565,330
    4,502,875   DLJ Commercial
                  Mortgage Corp.,
                  Series 2000-CKP1,
                  Class A1B,
                  7.18%, 11/10/33......         4,689,249
    7,239,922   Fieldstone Mortgage
                  Investment Corp.,
                  Series 2006-1, Class
                  A1, Floating Rate,
                  5.40%, 05/25/36 (3)..         7,244,978

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND
                  HOME EQUITY (CONTINUED)

$   5,672,106   First Franklin Mortgage
                  Loan Asset Backed
                  Certificates,
                  Series 2006-FF4,
                  Class A1, Floating
                  Rate,
                  5.39%, 03/25/36 (3)..    $    5,674,444
   12,570,000   First Union National
                  Bank Commercial
                  Mortgage,
                  Series 2001-C2, Class
                  A2,
                  6.66%, 01/12/43......        12,995,408
   10,380,000   GE Capital Commercial
                  Mortgage Corp.,
                  Series 2002-1A, Class
                  A3,
                  6.27%, 12/10/35......        10,642,639
   11,875,000   GE Capital Commercial
                  Mortgage Corp.,
                  Series 2002-2A, Class
                  A3,
                  5.35%, 08/11/36......        11,723,057
    5,979,043   GMAC Commercial Mortgage
                  Securities, Inc.,
                  Series 1999-C2, Class
                  A2,
                  6.95%, 09/15/33......         6,106,916
    6,035,505   GMAC Commercial Mortgage
                  Securities, Inc.,
                  Series 1999-C3, Class
                  A2,
                  7.18%, 08/15/36......         6,198,361
    3,175,000   GS Mortgage Securities
                  Corp. II,
                  Series 2005-GG4,
                  Class A4A,
                  4.75%, 07/10/39......         2,969,686
    5,027,000   GS Mortgage Securities
                  Corp. II,
                  Series 2005-GG4,
                  Class AJ,
                  4.78%, 07/10/39......         4,688,566
    9,912,945   Harborview Mortgage
                  Loan Trust,
                  Series 2006-11, Class
                  A1A, Floating Rate,
                  5.49%, 12/19/36 (3)..         9,931,928
   10,490,000   JPMorgan Chase
                  Commercial Mortgage
                  Securities Corp.,
                  Series 2001-C1, Class
                  A3,
                  5.86%, 10/12/35......        10,573,763
    6,650,000   JPMorgan Chase
                  Commercial Mortgage
                  Securities Corp.,
                  Series 2001-CIB2,
                  Class A3,
                  6.43%, 04/15/35......         6,835,681
    9,286,825   JPMorgan Chase
                  Commercial Mortgage
                  Securities Corp.,
                  Series 2001-CIBC,
                  Class A3,
                  6.26%, 03/15/33......         9,469,640
    9,350,000   JPMorgan Chase
                  Commercial Mortgage
                  Securities Corp.,
                  Series 2005-CB12,
                  Class A4,
                  4.90%, 09/12/37......         8,806,128
   10,900,000   JPMorgan Chase
                  Commercial Mortgage
                  Securities Corp.,
                  Series 2006-CB17,
                  Class A4,
                  5.43%, 12/12/43......        10,556,957
   17,899,611   JPMorgan Mortgage Trust,
                  Series 2006-A2, Class
                  4A1, Floating Rate,
                  3.88%, 08/25/34 (3)..        17,635,675
    7,005,679   LB Commercial Conduit
                  Mortgage Trust,
                  Series 1998-C4, Class
                  A1B,
                  6.21%, 10/15/35......         7,047,475
   12,853,579   LB-UBS Commercial
                  Mortgage Trust,
                  Series 2000-C3, Class
                  A2,
                  7.95%, 05/15/25......        13,516,215
    6,391,573   LB-UBS Commercial
                  Mortgage Trust,
                  Series 2000-C4, Class
                  A2,
                  7.37%, 08/15/26......         6,676,980
    7,395,000   LB-UBS Commercial
                  Mortgage Trust,
                  Series 2003-C7, Class
                  A3,
                  4.56%, 09/15/27......         7,178,275
    9,100,000   LB-UBS Commercial
                  Mortgage Trust,
                  Series 2004-C8, Class
                  A4,
                  4.51%, 12/15/29......         8,724,814
   11,910,000   LB-UBS Commercial
                  Mortgage Trust,
                  Series 2006-C7, Class
                  A3,
                  5.35%, 11/15/38......        11,472,347
    9,658,000   LB-UBS Commercial
                  Mortgage Trust,
                  Series 2007-C2, Class
                  A3,
                  5.43%, 02/15/40......         9,343,151
    5,212,208   New Century Home Equity
                  Loan Trust,
                  Series 2006-1, Class
                  A2A, Floating Rate,
                  5.38%, 05/25/36 (3)..         5,214,854
    9,714,203   Popular ABS Mortgage
                  Pass-Through Trust,
                  Series 2006-D, Class
                  A1, Floating Rate,
                  5.38%, 11/25/46 (3)..         9,719,533
    3,766,917   Residential Asset
                  Mortgage Products,
                  Inc.,
                  Series 2006-RS2,
                  Class A1, Floating
                  Rate,
                  5.40%, 03/25/36 (3)..         3,768,961
   11,412,831   Residential Asset
                  Securitization Trust,
                  Series 2005-A14,
                  Class A4,
                  5.50%, 12/25/35......        11,373,533
    8,748,061   Salomon Brothers
                  Mortgage Securities
                  VII,
                  Series 1999-C1, Class
                  A2, Floating Rate,
                  7.08%, 05/18/32 (3)..         8,885,452

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND
                  HOME EQUITY (CONTINUED)

$   9,099,504   Salomon Brothers
                  Mortgage Securities
                  VII,
                  Series 2001-C2, Class
                  A3,
                  6.50%, 10/13/11......    $    9,374,938
    2,477,219   Structured Asset
                  Investment Loan
                  Trust,
                  Series 2006-2, Class
                  A1, Floating Rate,
                  5.38%, 04/25/36 (3)..         2,478,341
                                           --------------
                                              398,346,353
                                           --------------

                PRIVATE ASSET BACKED: OTHER -- 0.3%
    4,288,274   Structured Asset
                  Securities
                  Corp. -- 144A,
                  Series 2003-AL2,
                  Class A,
                  3.36%, 01/25/31......         3,908,210
    3,521,012   Terra LNR, Ltd. -- 144A,
                  Series 2006-1A, Class
                  A1(Cayman Islands),
                  Floating Rate,
                  5.45%, 06/15/17 (3)..         3,520,977
                                           --------------
                                                7,429,187
                                           --------------

                PRIVATE ASSET BACKED: UTILITIES -- 0.4%
    8,000,000   Peco Energy Transition
                  Trust,
                  Series 2000-A, Class
                  A4,
                  7.65%, 03/01/10......         8,367,650
                                           --------------

                REAL ESTATE DEVELOPMENT AND
                  SERVICES -- 0.2%
    4,865,000   American Real Estate
                  Partners LP -- 144A,
                  7.13%, 02/15/13......         4,719,050
                                           --------------

                REAL ESTATE INVESTMENT TRUSTS -- 0.4%
      910,000   AvalonBay Communities,
                  Series MTN,
                  6.63%, 09/15/11......           945,555
      725,000   The Rouse Company,
                  3.63%, 03/15/09......           698,501
    4,135,000   The Rouse Company,
                  5.38%, 11/26/13......         3,879,350
    2,200,000   The Rouse Company/TRC
                  Co-issuer,
                  Inc. -- 144A,
                  6.75%, 05/01/13......         2,209,046
                                           --------------
                                                7,732,452
                                           --------------

                SEMICONDUCTORS -- 0.2%
    2,285,000   Freescale
                  Semiconduc-
                  tor -- 144A,
                  9.13%,
                  12/15/14 (12)........         2,159,325
      295,000   Freescale
                  Semiconduc-
                  tor -- 144A,
                  Floating Rate,
                  9.24%, 12/15/14 (2)..           286,150
    1,195,000   Momentive Performance
                  Materials -- 144A,
                  10.13%, 12/01/14.....         1,203,963
                                           --------------
                                                3,649,438
                                           --------------

                TELECOMMUNICATIONS EQUIPMENT AND
                  SERVICES -- 1.7%
      625,000   America Movil SA de CV
                  (Mexico),
                  6.38%, 03/01/35......           617,064
      810,000   Cincinnati Bell, Inc.,
                  7.25%, 07/15/13......           834,300
      800,000   Citizens Communications
                  Company,
                  6.25%, 01/15/13......           771,000
      550,000   Intelsat Bermuda, Ltd.
                  (Bermuda),
                  9.25%, 06/15/16......           587,125
      545,000   Intelsat Corp.,
                  9.00%, 06/15/16......           573,613
    2,350,000   New England Telephone &
                  Telegraph,
                  7.88%, 11/15/29......         2,578,100
      970,000   New Jersey Bell
                  Telephone,
                  7.85%, 11/15/29......         1,067,279
  468,000,000   Nippon Telegraph and
                  Telephone Corp.
                  (Japan),
                  2.50%,
                  07/25/07 (21)........         3,805,094
      860,000   Qwest Corp.,
                  7.88%, 09/01/11......           900,850
      675,000   Qwest Corp., Floating
                  Rate,
                  8.61%, 06/15/13 (2)..           735,750
      890,000   Rogers Wireless, Inc.
                  (Canada),
                  7.50%, 03/15/15......           954,776
    1,950,000   Sprint Nextel Corp.,
                  6.00%, 12/01/16......         1,853,128
    1,725,000   Telecom Italia Capital
                  (Luxembourg),
                  5.25%, 10/01/15......         1,606,637
      555,000   Telecom Italia Capital
                  (Luxembourg),
                  6.00%, 09/30/34......           501,595
       75,000   Telefonica Emisiones
                  SAU (Spain),
                  6.42%, 06/20/16......            76,175
    2,950,000   Telefonica Emisiones
                  SAU (Spain),
                  7.05%, 06/20/36......         3,064,554
      850,000   Telefonica Europe BV
                  (the Netherlands),
                  7.75%, 09/15/10......           901,706
      215,000   Verizon Maryland, Inc.,
                  Series B,
                  5.13%, 06/15/33......           174,538

                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                CORPORATE BONDS AND NOTES (CONTINUED)
                TELECOMMUNICATIONS EQUIPMENT AND
                  SERVICES (CONTINUED)

$   1,470,000   Vodafone Group PLC
                  (United Kingdom),
                  5.00%, 12/16/13......    $    1,397,579
      500,000   Vodafone Group PLC
                  (United Kingdom),
                  5.00%, 09/15/15......           465,507
    7,910,000   Vodafone Group PLC
                  (United Kingdom),
                  Floating Rate,
                  5.45%, 12/28/07 (2)..         7,914,271
      890,000   Wind Acquisition Finance
                  SA -- 144A
                  (Luxembourg),
                  10.75%, 12/01/15.....         1,025,725
    1,375,000   Windstream Corp.,
                  8.13%, 08/01/13......         1,443,750
    2,925,000   Windstream Corp.,
                  8.63%, 08/01/16......         3,107,813
                                           --------------
                                               36,957,929
                                           --------------

                TRANSPORTATION -- 0.0%
      560,000   Overseas Shipholding
                  Group,
                  7.50%, 02/15/24......           557,200
                                           --------------

                UTILITIES -- 0.6%
      340,783   AES Ironwood LLC,
                  8.86%, 11/30/25......           379,973
      235,000   AES Red Oak LLC, Series
                  B,
                  9.20%, 11/30/29......           278,475
    2,735,000   Centerpoint Energy,
                  Inc.,
                  Series B,
                  7.25%, 09/01/10......         2,858,133
      287,127   Elwood Energy LLC,
                  8.16%, 07/05/26......           302,994
    1,000,000   Florida Power & Light,
                  5.63%, 04/01/34......           940,397
      122,500   Homer City Funding LLC,
                  8.14%, 10/01/19......           130,463
       82,769   Homer City Funding LLC,
                  8.73%, 10/01/26......            91,459
      438,270   Midwest Generation LLC,
                  Series B,
                  8.56%, 01/02/16......           467,579
      560,000   NRG Energy, Inc.,
                  7.38%, 02/01/16......           562,800
      445,000   Orion Power Holdings,
                  Inc.,
                  12.00%, 05/01/10.....           505,075
      545,000   Reliant Energy, Inc.,
                  6.75%, 12/15/14......           558,625
      200,000   Suncor Energy, Inc.
                  (Canada),
                  6.50%, 06/15/38......           201,645
    5,325,000   TXU Corp., Series O,
                  4.80%, 11/15/09......         5,207,611
                                           --------------
                                               12,485,229
                                           --------------
                TOTAL CORPORATE BONDS
                  AND NOTES
                  (Cost
                  $1,057,212,661)......     1,035,499,511
                                           --------------


                FOREIGN GOVERNMENT OBLIGATIONS -- 1.6%
    9,700,000   AID-Israel (Israel),
                  5.50%, 09/18/23......         9,647,726
   39,350,000   Mexican Fixed Rate
                  Bonds,
                  Series M20 (Mexico),
                  8.00%,
                  12/07/23 (22)........         3,747,602
    2,930,000   Province of Manitoba
                  (Canada),
                  6.38%,
                  09/01/15 (23)........         2,082,251
    3,365,000   Province of Ontario,
                  Series GMTN (Canada),
                  6.25%,
                  06/16/15 (23)........         2,367,289
    7,040,000   Republic of Argentina
                  (Argentina),
                  Floating Rate,
                  5.48%,
                  08/03/12 (11)........         5,147,999
      545,504   Republic of Argentina
                  (Argentina),
                  8.28%, 12/31/33......           527,775
  622,900,000   Republic of Finland,
                  Series EMTN
                  (Finland),
                  0.30%,
                  10/18/07 (21)........         5,050,653
      890,000   Republic of Venezuela
                  (Venezuela),
                  7.65%, 04/21/25......           816,575
    4,208,850   Russian
                  Federation -- 144A
                  (Russia),
                  7.50%, 03/31/30......         4,642,808
                                           --------------
                TOTAL FOREIGN GOVERNMENT
                  OBLIGATIONS
                  (Cost $34,469,433)...        34,030,678
                                           --------------

                SHORT TERM US GOVERNMENT AGENCY
                  SECURITIES -- 3.2%

                FEDERAL HOME LOAN BANK
   69,300,000   4.80%, 07/02/07
                  (Cost $69,281,520)...        69,281,520
                                           --------------

                SECURITIES LENDING COLLATERAL -- 0.3%
    5,441,625   Securities Lending
                  Collateral Investment
                  (Note 4)
                  (Cost $5,441,625)....         5,441,625
                                           --------------
                TOTAL SECURITIES
                  (Cost
                  $2,483,714,418)......     2,447,222,741
                                           --------------



                       See notes to financial statements.

                               CORE BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  PRINCIPAL                                     VALUE
  ---------                                --------------

                REPURCHASE AGREEMENTS -- 1.0%
$  20,317,861   With Investors Bank and
                  Trust,
                  dated 06/29/07,
                  4.76%, due
                  07/02/07, repurchase
                  proceeds at maturity
                  $20,325,921
                  (Collateralized by
                  Fannie Mae Adjustable
                  Rate Mortgage, 4.29%,
                  due 06/01/34, with a
                  value of $11,645,573
                  and Small Business
                  Administration,
                  8.05%, due 03/25/30,
                  with a value of
                  $9,688,181)
                  (Cost $20,317,861)...    $   20,317,861
                                           --------------
                Total Investments before
                  Call and Put Options
                  Written and
                  Securities Sold Short
                  -- 115.6%
                  (Cost
                  $2,504,032,279)......     2,467,540,602
                                           --------------

  CONTRACTS
  ---------

                CALL OPTIONS WRITTEN -- (0.0)%
  (34,200,000)  Expiring 12/13/07. If
                  exercised the Series
                  pays 4.40%, and
                  receives floating 3
                  month LIBOR, expiring
                  12/17/17, European
                  Style
                  (Premium $229,140)...            (3,078)
                                           --------------

                PUT OPTIONS WRITTEN -- (0.0)%
  (34,200,000)  Expiring 12/13/07. If
                  exercised the Series
                  pays floating 3 month
                  LIBOR, and receives
                  5.40%, expiring
                  12/17/17, European
                  Style (Premium
                  $372,780)............          (973,332)
                                           --------------

  PRINCIPAL
  ---------

                SECURITIES SOLD SHORT -- (18.5)%
$ (28,200,000)  Fannie Mae, TBA,
                  5.00%, 07/12/07......       (26,424,274)
 (140,000,000)  Fannie Mae, TBA,
                  5.50%, 07/12/07......      (135,034,340)
 (115,500,000)  Fannie Mae, TBA,
                  6.00%, 07/12/07......      (114,254,794)
   (9,000,000)  Fannie Mae, TBA,
                  6.50%, 07/12/07......        (9,085,779)
     (500,000)  Fannie Mae, TBA,
                  4.50%, 07/17/07......          (474,532)
  (27,000,000)  Fannie Mae, TBA,
                  5.50%, 07/17/07......       (26,599,212)
  (53,100,000)  Fannie Mae, TBA,
                  6.00%, 07/17/07......       (53,340,596)
  (21,100,000)  Fannie Mae, TBA,
                  5.00%, 08/14/07......       (19,764,771)
Principal                                       Value
---------                                  --------------

   (9,000,000)  Fannie Mae, TBA,
                  6.50%, 08/14/07......        (9,077,346)
                                           --------------
                TOTAL SECURITIES SOLD
                  SHORT
                  (Proceeds
                  $396,048,543)........      (394,055,644)
                                           --------------
                Total Investments net of
                  Call and Put Options
                  Written and
                  Securities Sold
                  Short -- 97.1%
                  (Cost
                  $2,107,381,816)......     2,072,508,548
                Other assets less
                  liabilities -- 2.9%..        62,294,120
                                           --------------
                NET ASSETS -- 100.0%....   $2,134,802,668
                                           ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $2,107,381,816.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $  7,562,230
Gross unrealized depreciation..    (42,435,498)
                                  ------------
Net unrealized depreciation....   $(34,873,268)
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




 PRINCIPAL                                     VALUE
 ---------                                 -------------



              US TREASURY SECURITIES -- 16.4%
              US TREASURY BONDS -- 1.6%
$   740,000   8.88%, 08/15/17 (8).......   $     958,879
    550,000   6.13%, 11/15/27 (8).......         613,164
    425,000   4.50%, 02/15/36 (8).......         384,957
  3,150,000   4.75%, 02/15/37 (8).......       2,971,093
                                           -------------
                                               4,928,093
                                           -------------

              US TREASURY INFLATION INDEX -- 2.5%
     98,149   0.88%, 04/15/10...........          93,241
    249,806   2.38%, 04/15/11...........         247,152
    465,247   1.63%, 01/15/15...........         432,608
    106,214   1.88%, 07/15/15...........         100,405
    218,591   2.00%, 01/15/16...........         207,610
  1,483,350   2.50%, 07/15/16...........       1,467,243
    256,115   2.38%, 01/15/17...........         250,132
    197,284   2.38%, 01/15/25...........         189,762
     83,273   2.00%, 01/15/26...........          75,453
  5,081,322   2.38%, 01/15/27...........       4,881,251
                                           -------------
                                               7,944,857
                                           -------------

              US TREASURY NOTES -- 11.9%
  2,880,000   3.38%, 02/15/08...........       2,851,877
  3,340,000   3.75%, 05/15/08 (8).......       3,304,516
  6,350,000   4.88%, 01/31/09 (8).......       6,343,555
    750,000   4.50%, 03/31/09...........         744,785
 10,000,000   4.50%, 05/15/10 (8).......       9,898,440
    200,000   5.13%, 06/30/11...........         201,578
  2,850,000   4.63%, 10/31/11 (8).......       2,817,715
    190,000   4.50%, 03/31/12 (8).......         186,586
  5,430,000   4.50%, 04/30/12 (8).......       5,330,734
  4,330,000   4.75%, 05/31/12 (8).......       4,297,529
     40,000   4.25%, 08/15/14...........          38,275
     67,000   5.13%, 05/15/16...........          67,398
  1,150,000   4.50%, 05/15/17 (8).......       1,102,922
                                           -------------
                                              37,185,910
                                           -------------

              US TREASURY STRIPS -- 0.4%
  2,995,000   Zero coupon, 11/15/24.....       1,209,300
                                           -------------
              TOTAL US TREASURY
                SECURITIES
                (Cost $51,587,077).....       51,268,160
                                           -------------

              US GOVERNMENT AGENCY SECURITIES -- 47.0%
              FANNIE MAE -- 37.0%
    150,000   6.63%, 09/15/09...........         154,494
  1,331,376   PL# 256219, 5.50%,
                04/01/36...............        1,276,792
    428,158   PL# 735809, Variable Rate,
                4.48%, 08/01/35 (1)....          425,066
     29,190   PL# 759626, 6.00%,
                02/01/34...............           29,009
     42,833   PL# 795774, 6.00%,
                10/01/34...............           42,526
    187,699   PL# 796050, 6.00%,
                08/01/34...............          186,352
  1,296,231   PL# 796278, 6.00%,
                12/01/34...............        1,286,926
     50,953   PL# 801516, Variable Rate,
                4.72%, 08/01/34 (1)....           50,812
    529,261   PL# 809169, 6.00%,
                01/01/35...............          525,462
    109,566   PL# 810896, Variable Rate,
                4.84%, 01/01/35 (1)....          109,006
     23,860   PL# 820426, 6.00%,
                03/01/35...............           23,649
    473,217   PL# 893681, 6.00%,
                10/01/36...............          468,492
    864,810   PL# 893923, 6.00%,
                10/01/36...............          856,174
  1,152,969   PL# 894005, 6.00%,
                10/01/36...............        1,141,456
  4,469,566   PL# 916397, 6.50%,
                05/01/37...............        4,512,680
  7,100,000   TBA, 5.50%, 07/01/22 (5)..       6,994,608
    100,000   TBA, 6.00%, 07/01/22 (5)..         100,453
 34,190,000   TBA, 5.00%, 07/01/37 (5)..      32,037,089
 23,500,000   TBA, 5.50%, 07/01/37 (5)..      22,666,479
 21,800,000   TBA, 6.00%, 07/01/37 (4)
                (5)....................       21,564,974
  1,520,000   TBA, 6.50%, 07/01/37......       1,534,487
  7,200,000   TBA, 5.00%, 08/01/37 (5)..       6,744,377
  9,000,000   TBA, 5.50%, 08/01/37 (5)..       8,675,154
  3,900,000   TBA, 6.00%, 08/01/37......       3,855,517
                                           -------------
                                             115,262,034
                                           -------------

              FEDERAL AGRICULTURAL MORTGAGE
                CORP. -- 0.3%
     80,000   4.25%, 07/29/08...........          79,148
    900,000   144A, 5.13%, 04/19/17.....         870,282
                                           -------------
                                                 949,430
                                           -------------

              FEDERAL HOME LOAN BANK -- 0.8%
    260,000   5.40%, 01/02/09...........         259,898
  1,700,000   5.50%, 05/21/09...........       1,699,996
    680,000   5.50%, 07/15/36 (5).......         670,719
                                           -------------
                                               2,630,613
                                           -------------

              FREDDIE MAC -- 1.8%
    430,000   4.38%, 11/16/07...........         428,446
    720,000   4.75%, 01/18/11...........         710,059
    209,239   PL# 1A1145, Variable Rate,
                6.67%, 02/01/37 (1)....          211,647
    119,717   PL# 1B2694, Variable Rate,
                4.34%, 12/01/34 (1)....          117,657
    829,542   PL# 1N0344, Variable Rate,
                6.61%, 01/01/37 (1)....          842,758
    364,448   PL# 1N1447, Variable Rate,
                5.85%, 02/01/37 (1)....          365,862
  2,214,933   PL# 1N1454, Variable Rate,
                5.92%, 04/01/37 (1)....        2,226,016
    800,000   PL# 1N1463, Variable Rate,
                6.04%, 05/01/37 (1)....          804,526
                                           -------------
                                               5,706,971
                                           -------------


                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              FREDDIE MAC GOLD -- 0.8%
$   875,948   PL# A39756, 5.00%,
                11/01/35...............    $     823,364
    300,000   TBA, 5.00%, 07/01/22......         289,922
  1,200,000   TBA, 5.00%, 08/01/22......       1,157,062
    400,000   TBA, 5.00%, 07/01/37......         374,938
                                           -------------
                                               2,645,286
                                           -------------

              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 6.2%
    664,379   PL# 605617, 5.00%,
                07/15/34...............          629,764
  1,456,582   PL# 612902, 5.00%,
                07/15/33...............        1,381,193
    633,818   PL# 636084, 5.00%,
                01/15/35...............          600,320
  1,820,673   PL# 644631, 5.00%,
                09/15/35...............        1,724,449
 14,950,000   TBA, 6.00%, 07/01/37......      14,872,917
     20,000   TBA, 6.50%, 07/01/37......          20,316
                                           -------------
                                              19,228,959
                                           -------------

              TENNESSEE VALLEY AUTHORITY -- 0.1%
    440,000   5.98%, 04/01/36...........         464,488
                                           -------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $147,691,149)....      146,887,781
                                           -------------

              CORPORATE BONDS AND NOTES -- 49.7%
              ADVERTISING -- 0.0%
     90,000   Lamar Media Corp., Series
                B,
                6.63%, 08/15/15........           85,725
                                           -------------

              AEROSPACE AND DEFENSE -- 0.0%
     45,000   DRS Technologies, Inc.,
                6.63%, 02/01/16........           43,650
                                           -------------

              AIRLINES -- 0.1%
    300,000   Continental Airlines,
                Inc., Series A,
                5.98%, 04/19/22........          291,750
                                           -------------

              AUTOMOBILE: RENTAL -- 0.0%
     75,000   Hertz Corp.,
                8.88%, 01/01/14........           78,563
                                           -------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.8%
     60,000   Daimler Chrysler NA
                Holding,
                4.05%, 06/04/08........           59,171
    600,000   Daimler Chrysler NA
                Holding,
                5.88%, 03/15/11........          603,558
  1,100,000   Ford Motor Company,
                7.45%, 07/16/31 (8)....          884,125
    840,000   General Motors Corp.,
                8.25%, 07/15/23 (8)....          769,650
    150,000   General Motors Corp.,
                8.38%, 07/15/33 (8)....          137,625
     60,000   Visteon Corp.,
                8.25%, 08/01/10........           59,850
                                           -------------
                                               2,513,979
                                           -------------

              BANKS -- 3.6%
    900,000   Bank of America Corp.,
                5.38%, 08/15/11 (5)....          896,884
    230,000   European Investment Bank,
                4.63%, 03/21/12 (5)....          224,009
    290,000   Glitnir Banki HF -- 144A
                (Iceland),
                6.33%, 07/28/11........          295,427
    800,000   Glitnir Banki HF -- 144A
                (Iceland),
                Variable Rate, 6.69%,
                06/15/16 (1)...........          824,690
    100,000   HBOS Treasury Services
                PLC -- 144A,
                5.25%, 02/21/17........           98,289
    490,000   ICICI Bank, Ltd. -- 144A
                (India),
                Variable Rate, 6.38%,
                04/30/22 (1)...........          466,099
    270,000   ICICI Bank, Ltd. -- 144A
                (India),
                Variable Rate, 6.38%,
                04/30/22 (1)...........          257,023
    200,000   Kaupthing Bank -- 144A
                (Iceland),
                7.13%, 05/19/16........          211,621
  1,070,000   Kaupthing Bank -- 144A
                (Iceland),
                Floating Rate, 6.05%,
                04/12/11 (2)...........        1,079,200
    320,000   Landisbanki Islands
                HF -- 144A (Iceland),
                6.10%, 08/25/11........          324,339
     10,000   Rabobank Capital Funding
                Trust II -- 144A,
                Variable Rate, 5.26%,
                perpetual(1)...........            9,603
     20,000   Rabobank Capital Funding
                Trust III -- 144A,
                Variable Rate, 5.25%,
                perpetual(1)...........           18,760
    490,000   Resona Preferred Global
                Securities  -- 144A
                (Cayman Islands),
                Variable Rate, 7.19%,
                perpetual(1)...........          501,784
    780,000   RSHB Capital -- 144A
                (Luxembourg),
                6.30%, 05/15/17........          765,414
    220,000   Santander
                Issuances -- 144A
                (Spain),
                Variable Rate, 5.81%,
                06/20/16 (1)...........          221,149
    610,000   Shinsei Financial,
                Ltd. -- 144A (Cayman
                Islands),
                Variable Rate,
                6.42%, perpetual (1)...          594,094
    400,000   SunTrust Banks, Inc.,
                Series CD,
                4.42%, 06/15/09........          393,578

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)

$   150,000   SunTrust Capital VIII,
                Variable Rate,
                6.10%, 12/01/66 (1)....    $     137,809
    200,000   Turanalem Finance
                BV -- 144A (the
                Netherlands),
                8.25%, 01/22/37........          192,500
    520,000   Turanalem Finance
                BV -- 144A (the
                Netherlands),
                8.25%, 01/22/37........          501,800
    500,000   Wachovia Bank NA, Series
                BKNT,
                5.80%, 12/01/08........          503,877
    460,000   Wachovia Capital Trust
                III, Variable Rate,
                5.80%, perpetual(1)....          458,372
  1,150,000   Wachovia Corp.,
                5.25%, 08/01/14........        1,118,718
    985,000   Wells Fargo & Company,
                5.30%, 08/26/11........          978,759
    340,000   Wells Fargo Capital X,
                5.95%, 12/15/36........          318,194
                                           -------------
                                              11,391,992
                                           -------------

              BROADCAST SERVICES/MEDIA -- 1.4%
    130,000   CCH I, LLC/CCH I
                Capital Corp.,
                11.00%, 10/01/15.......          136,338
     10,000   Clear Channel
                Communications, Inc.,
                4.63%, 01/15/08........            9,916
     20,000   Clear Channel
                Communications, Inc.,
                6.25%, 03/15/11........           19,262
     90,000   Clear Channel
                Communications, Inc.,
                5.50%, 09/15/14........           77,020
     50,000   Clear Channel
                Communications, Inc.,
                4.90%, 05/15/15........           40,421
    320,000   Comcast Cable
                Communications,
                8.88%, 05/01/17........          379,106
    730,000   Comcast Corp.,
                6.50%, 01/15/15........          749,611
    210,000   Comcast Corp.,
                5.88%, 02/15/18........          203,783
     80,000   Cox Communications, Inc.,
                3.88%, 10/01/08........           78,374
    115,000   Echostar DBS Corp.,
                7.00%, 10/01/13........          113,850
     40,000   Echostar DBS Corp.,
                7.13%, 02/01/16........           39,300
  1,030,000   Liberty Media Corp.,
                7.88%, 07/15/09........        1,073,567
     20,000   News America, Inc.,
                6.20%, 12/15/34........           18,703
     40,000   Quebecor Media, Inc.,
                (Canada),
                7.75%, 03/15/16........           40,800
     60,000   Rogers Cable, Inc.
                (Canada),
                6.75%, 03/15/15........           61,951
      9,000   Sinclair Broadcast Group,
                8.00%, 03/15/12........            9,270
    180,000   Time Warner Entertainment,
                8.38%, 07/15/33........          209,500
    720,000   Time Warner, Inc.,
                6.88%, 05/01/12 (5)....          751,922
    290,000   Time Warner, Inc.,
                7.70%, 05/01/32 (5)....          314,495
     70,000   Univision Communications,
                Inc. -- 144A,
                9.75%, 03/15/15 (12)...           69,475
                                           -------------
                                               4,396,664
                                           -------------

              CHEMICALS -- 0.1%
    280,000   FMC Finance III SA -- 144A
                (Luxembourg),
                6.88%, 07/15/17........          276,080
     60,000   Georgia Gulf Corp.,
                9.50%, 10/15/14........           60,000
     30,000   Lyondell Chemical Company,
                8.00%, 09/15/14........           30,975
     15,000   Lyondell Chemical Company,
                8.25%, 09/15/16........           15,750
     44,000   Westlake Chemical Corp.,
                6.63%, 01/15/16........           41,910
                                           -------------
                                                 424,715
                                           -------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.2%
    530,000   Electronic Data Systems,
                7.13%, 10/15/09........          545,731
     20,000   Sungard Data Systems,
                Inc.,
                9.13%, 08/15/13........           20,575
     60,000   Sungard Data Systems,
                Inc.,
                10.25%, 08/15/15 (8)...           63,750
                                           -------------
                                                 630,056
                                           -------------

              CONSUMER GOODS AND SERVICES -- 0.3%
    820,000   Altria Group, Inc.,
                7.00%, 11/04/13........          870,844
    190,000   Reynolds American, Inc.,
                6.75%, 06/15/17........          191,613
                                           -------------
                                               1,062,457
                                           -------------

              CONTAINERS AND PACKAGING -- 0.1%
    110,000   Graham Packaging Company,
                LP,
                8.50%, 10/15/12........          111,238
     45,000   Graham Packaging Company,
                LP,
                9.88%, 10/15/14 (8)....           45,731
                                           -------------
                                                 156,969
                                           -------------


                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              ELECTRONICS -- 0.0%
$    15,000   NXP BV/NXP Funding LLC
                (the Netherlands),
                7.88%, 10/15/14........    $      14,850
    105,000   NXP BV/NXP Funding LLC
                (the Netherlands),
                9.50%, 10/15/15 (8)....          103,950
                                           -------------
                                                 118,800
                                           -------------

              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 0.2%
    600,000   Waste Management, Inc.,
                6.38%, 11/15/12........          614,336
                                           -------------

              EQUIPMENT RENTAL AND LEASING -- 0.1%
    440,000   International Lease
                Finance Corp. E-Capital
                Trust II -- 144A,
                Variable Rate, 6.25%,
                12/21/65 (1)...........          429,843
                                           -------------

              FINANCIAL SERVICES -- 9.7%
    100,000   AGFC Capital Trust
                I -- 144A,
                Variable Rate, 6.00%,
                01/15/67 (1) (5).......           95,803
    420,000   Aiful Corp. -- 144A
                (Japan),
                5.00%, 08/10/10 (5)....          409,671
    390,000   American Express Company,
                Variable Rate, 6.80%,
                09/01/66 (1)...........          402,820
  1,010,000   Citigroup, Inc.,
                5.10%, 09/29/11........          995,382
  2,896,653   Countrywide Alternative
                Loan Trust, Series
                2005-36, Class 2A1A,
                Floating Rate,
                5.63%, 08/25/35 (3)....        2,905,565
     80,000   Countrywide Financial
                Corp., Series MTN,
                Floating Rate, 5.49%,
                01/05/09 (2)...........           79,802
  2,440,000   Countrywide Financial
                Corp.,
                Series MTNA,
                4.50%, 06/15/10........        2,362,620
    120,000   Countrywide Financial
                Corp.,
                Series MTNB, Floating
                Rate, 5.52%,
                02/27/08 (2)...........          120,039
    100,000   Countrywide Financial
                Corp.,
                Series MTNB, Floating
                Rate, 5.47%,
                06/18/08 (2)...........          100,024
    160,000   Credit Suisse (Guernsey),
                Variable Rate,
                5.86%, perpetual(1)....          154,437
  3,645,000   Ford Motor Credit Company,
                5.80%, 01/12/09........        3,569,185
    720,000   Ford Motor Credit Company,
                7.38%, 10/28/09........          715,086
     90,000   General Electric Capital
                Corp.,
                Series MTNA,
                4.25%, 01/15/08........           89,499
  1,440,000   General Electric Capital
                Corp.,
                Series MTNA,
                4.13%, 09/01/09........        1,405,850
    120,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07........          120,086
    800,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09........          788,711
     30,000   General Motors Acceptance
                Corp.,
                Series GM,
                6.31%, 11/30/07........           29,931
     60,000   General Motors Acceptance
                Corp.,
                Series MTN,
                4.38%, 12/10/07........           59,574
     40,000   GMAC LLC,
                5.13%, 05/09/08........           39,508
  2,040,000   GMAC LLC,
                5.63%, 05/15/09........        1,995,440
  1,870,000   GMAC LLC,
                6.63%, 05/15/12........        1,807,664
    590,000   GMAC LLC,
                8.00%, 11/01/31........          604,954
  1,020,000   HSBC Finance Corp.,
                4.63%, 01/15/08........        1,016,181
    960,000   HSBC Finance Corp.,
                4.63%, 09/15/10........          934,940
    920,000   JPMorgan Chase & Company,
                5.13%, 09/15/14........          884,746
  1,100,000   JPMorgan Chase & Company,
                5.15%, 10/01/15........        1,047,707
     80,000   Lehman Brothers Holdings,
                Inc.,
                4.50%, 07/26/10........           77,825
  1,370,000   Lehman Brothers Holdings,
                Inc.,
                Series MTN,
                5.25%, 02/06/12........        1,347,966
    350,000   Mitsubishi UFJ Financial
                Group Capital Financial
                I, Ltd. (Cayman
                Islands),
                Variable Rate, 6.35%,
                perpetual(1)...........          344,485
     30,000   Morgan Stanley,
                3.63%, 04/01/08........           29,595
    610,000   Morgan Stanley, Series
                MTN,
                5.63%, 01/09/12........          609,283
    200,000   Morgan Stanley, Series
                MTN, Floating Rate,
                5.81%, 10/18/16 (2)....          200,136
  1,810,000   Residential Capital LLC,
                6.00%, 02/22/11........        1,752,824
    220,000   Residential Capital LLC,
                6.50%, 06/01/12........          214,896
    120,000   SLM Corp., Series MTN,
                5.05%, 11/14/14........           99,935
    560,000   SLM Corp., Series MTNA,
                5.00%, 10/01/13........          478,415
    985,000   SLM Corp., Series MTNA,
                5.38%, 05/15/14........          845,240

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)

$    40,000   SLM Corp., Series MTNA,
                5.00%, 04/15/15........    $      32,921
     80,000   SLM Corp., Series MTNA,
                5.63%, 08/01/33........           62,567
    460,000   The Bear Stearns
                Companies, Inc.,
                5.55%, 01/22/17 (8)....          435,489
    380,000   The Goldman Sachs Group,
                Inc.,
                4.50%, 06/15/10........          370,748
    240,000   The Goldman Sachs Group,
                Inc.,
                5.00%, 01/15/11........          235,752
                                           -------------
                                              29,873,302
                                           -------------

              FUNERAL SERVICES -- 0.0%
     50,000   Service Corp.
                International,
                7.63%, 10/01/18........           50,875
     55,000   Service Corp.
                International -- 144A,
                7.50%, 04/01/27........           52,113
                                           -------------
                                                 102,988
                                           -------------

              INSURANCE -- 0.7%
     20,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13........           19,409
    600,000   MERNA Reinsurance, Ltd.
                (Bermuda), Floating
                Rate,
                7.11%, 07/01/12 (2)....          599,982
    930,000   MetLife, Inc.,
                6.40%, 12/15/36........          864,229
    640,000   The Travelers Companies,
                Inc.,
                Variable Rate,
                6.25%, 03/15/37 (1)....          616,104
                                           -------------
                                               2,099,724
                                           -------------

              LEISURE AND RECREATION -- 0.2%
     35,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16 (8)...           38,850
     15,000   Boyd Gaming Corp.,
                6.75%, 04/15/14........           14,775
     40,000   Boyd Gaming Corp.,
                7.13%, 02/01/16........           39,000
     60,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.......           64,650
     60,000   Mandalay Resort Group,
                9.50%, 08/01/08........           62,100
    155,000   MGM MIRAGE,
                7.63%, 01/15/17........          148,219
     30,000   River Rock Entertainment
                Authority,
                9.75%, 11/01/11........           31,650
    140,000   Station Casinos, Inc.,
                7.75%, 08/15/16........          139,300
                                           -------------
                                                 538,544
                                           -------------

              MANUFACTURING -- 0.2%
    120,000   Tyco International Group
                SA (Luxembourg),
                6.38%, 10/15/11........          123,734
    440,000   Tyco International Group
                SA (Luxembourg),
                6.00%, 11/15/13........          452,402
                                           -------------
                                                 576,136
                                           -------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.3%
    190,000   Community Health
                Systems, Inc. -- 144A,
                8.88%, 07/15/15........          193,562
    230,000   DaVita, Inc. -- 144A,
                6.63%, 03/15/13........          225,687
     56,000   HCA, Inc.,
                6.25%, 02/15/13........           50,680
    110,000   HCA, Inc.,
                6.75%, 07/15/13........          100,375
      3,000   HCA, Inc.,
                6.50%, 02/15/16........            2,554
     10,000   HCA, Inc. -- 144A,
                9.13%, 11/15/14........           10,538
    100,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16........          106,750
     27,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16........           29,093
     65,000   Tenet Healthcare Corp.,
                9.88%, 07/01/14........           64,675
                                           -------------
                                                 783,914
                                           -------------

              METALS AND MINING -- 0.4%
    320,000   Freeport-McMoRan Copper &
                Gold, Inc.,
                8.38%, 04/01/17........          342,400
    105,000   Steel Dynamics,
                Inc. -- 144A,
                6.75%, 04/01/15........          103,425
    859,000   Vale Overseas, Ltd.
                (Cayman Islands),
                6.88%, 11/21/36........          865,602
                                           -------------
                                               1,311,427
                                           -------------

              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.0%
     30,000   Xerox Corp.,
                6.75%, 02/01/17........           30,827
                                           -------------

              OIL, COAL AND GAS -- 3.7%
     15,000   AmeriGas Partners
                LP/AmeriGas Eagle
                Finance Corp.,
                7.13%, 05/20/16........           14,813
    740,000   Anadarko Finance Company,
                Series B, 7.50%,
                05/01/31...............          797,370
  1,360,000   Anadarko Petroleum Corp.,
                6.45%, 09/15/36........        1,312,277
     60,000   Chesapeake Energy Corp.,
                6.38%, 06/15/15........           57,525

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)

$   150,000   ChevronTexaco Capital
                Company (Canada),
                3.50%, 09/17/07........    $     149,496
    195,000   Complete Production
                Service -- 144A,
                8.00%, 12/15/16........          197,925
    290,000   Conoco, Inc.,
                6.95%, 04/15/29........          317,415
    245,000   Dynegy Holdings,
                Inc. -- 144A,
                7.75%, 06/01/19........          229,075
  1,660,000   El Paso Corp.,
                7.00%, 06/15/17........        1,635,099
     19,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31........           19,335
     92,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32........           93,133
    110,000   El Paso Natural Gas,
                8.38%, 06/15/32........          129,536
    770,000   Gaz Capital
                (Gazprom) -- 144A
                (Luxembourg),
                6.51%, 03/07/22........          761,915
     30,000   Hess Corp.,
                7.88%, 10/01/29........           33,909
    490,000   Hess Corp.,
                7.30%, 08/15/31........          527,025
    200,000   Kerr-McGee Corp.,
                6.95%, 07/01/24........          208,021
    295,000   Kerr-McGee Corp.,
                7.88%, 09/15/31........          341,884
     30,000   Kinder Morgan Energy
                Partners, LP,
                6.30%, 02/01/09........           30,333
    600,000   Kinder Morgan Energy
                Partners, LP,
                6.75%, 03/15/11........          621,427
    440,000   Kinder Morgan Energy
                Partners, LP,
                6.00%, 02/01/17........          431,365
    210,000   OPTI Canada, Inc. -- 144A
                (Canada),
                7.88%, 12/15/14........          210,869
     70,000   OPTI Canada, Inc. -- 144A
                (Canada),
                8.25%, 12/15/14........           71,400
     45,000   Peabody Energy Corp.,
                Series B,
                6.88%, 03/15/13........           45,000
    120,000   Pemex Project Funding
                Master Trust,
                7.38%, 12/15/14........          131,021
    770,000   Pemex Project Funding
                Master Trust,
                6.63%, 06/15/35........          782,513
    180,000   Petrobas International
                Finance Company (Cayman
                Islands),
                6.13%, 10/06/16........          177,300
    100,000   Pogo Producing Company,
                6.88%, 10/01/17 (8)....           99,750
     25,000   Semgroup LP,
                8.75%, 11/15/15........           25,250
      5,000   Southern Natural Gas,
                8.00%, 03/01/32........            5,696
     60,000   Southern Natural
                Gas -- 144A,
                5.90%, 04/01/17........           58,333
     65,000   Suburban Propane Partners,
                6.88%, 12/15/13........           63,050
     20,000   Tennessee Gas Pipeline,
                7.63%, 04/01/37........           22,046
    108,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16........          111,643
    270,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16........          279,045
    100,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                6.63%, 03/20/17........           97,130
     50,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12........           54,938
     80,000   Williams Companies, Inc.,
                8.75%, 03/15/32........           93,000
    630,000   Williams Companies, Inc.,
                Series A, 7.50%,
                01/15/31 (8)...........          655,200
    550,000   XTO Energy, Inc.,
                7.50%, 04/15/12........          591,900
                                           -------------
                                              11,483,962
                                           -------------

              PAPER AND FOREST PRODUCTS -- 0.3%
    820,000   Weyerhaeuser Company,
                6.75%, 03/15/12........          849,266
                                           -------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.1%
    470,000   Wyeth,
                5.95%, 04/01/37........          450,694
                                           -------------

              PRINTING AND PUBLISHING -- 0.1%
    180,000   Idearc, Inc.,
                8.00%, 11/15/16........          182,700
     80,000   TL Acquisitions,
                Inc. -- 144A,
                10.50%, 01/15/15.......           79,517
                                           -------------
                                                 262,217
                                           -------------

              PRIVATE ASSET BACKED: BANKS -- 1.5%
    279,981   Washington Mutual Mortgage
                Pass-Through
                Certificates,
                Series 2005-AR13, Class
                A1A1, Floating Rate,
                5.61%, 10/25/45 (3)....          280,639

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS (CONTINUED)

$   330,691   Washington Mutual Mortgage
                Pass-Through
                Certificates,
                Series 2005-AR15, Class
                A1A2, Floating Rate,
                5.60%, 11/25/45 (3)....    $     332,074
    221,622   Washington Mutual Mortgage
                Pass-Through
                Certificates,
                Series 2005-AR8, Class
                2A1A, Floating Rate,
                5.61%, 07/25/45 (3)....          222,110
    758,489   Washington Mutual Mortgage
                Pass-Through
                Certificates, Series
                2007-HY4, Class 4A1,
                5.53%, 09/25/36........          755,787
  3,000,000   Washington Mutual Mortgage
                Pass-Through
                Certificates,
                Series 2007-OA6, Class
                1A1B, Floating Rate,
                5.84%, 07/25/47 (3)....        2,996,251
                                           -------------
                                               4,586,861
                                           -------------

              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.7%
    271,416   Lehman XS Trust, Series
                2005-5N,
                Class 1A1, Floating
                Rate, 5.62%,
                11/25/35 (3)...........          272,149
    206,681   Lehman XS Trust, Series
                2005-7N,
                Class 1A1B, Floating
                Rate, 5.62%,
                12/25/35 (3)...........          207,083
    140,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class
                A4A, 4.99%, 08/13/42...          132,881
    630,000   Morgan Stanley Capital I,
                Series 2006-IQ12, Class
                A4, 5.33%, 12/15/43....          605,645
    900,000   Morgan Stanley Capital I,
                Series 2007-IQI4, Class
                A4, 5.69%, 04/15/49....          886,935
                                           -------------
                                               2,104,693
                                           -------------

              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 21.5%
  1,010,421   AAMES Mortgage Investment
                Trust -- 144A, Series
                2005-3, Class A1,
                Floating Rate,
                5.47%, 08/25/35 (3)....        1,010,578
    299,534   Accredited Mortgage Loan
                Trust, Series 2005-3,
                Class A1, Floating
                Rate,
                5.56%, 09/25/35 (3)....          299,863
    121,047   Adjustable Rate Mortgage
                Trust,
                Series 2004-2, Class
                7A2, Floating Rate,
                5.74%, 02/25/35 (3)....          121,551
     92,313   Adjustable Rate Mortgage
                Trust,
                Series 2004-5, Class
                7A2, Floating Rate,
                5.70%, 04/25/35 (3)....           92,523
    348,501   American Home Mortgage
                Investment Trust,
                Series 2005-4, Class
                1A1, Floating Rate,
                5.61%, 11/25/45 (3)....          349,451
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A4,
                4.67%, 07/10/43........          372,173
    623,298   Banc of America Mortgage
                Securities, Series
                2005-A, Class 2A1,
                4.46%, 02/25/35........          610,815
    557,306   Bear Stearns ALT-A Trust,
                Series 2004-11, Class
                2A2, Floating Rate,
                4.93%, 11/25/34 (3)....          571,821
  1,182,096   Bear Stearns Mortgage
                Funding Trust, Series
                2006-AR5, Class 1A1,
                Floating Rate,
                5.48%, 12/25/36 (3)....        1,183,802
  1,773,211   Bear Stearns Mortgage
                Funding Trust, Series
                2006-AR5, Class 1A2,
                Floating Rate,
                5.53%, 12/25/36 (3)....        1,778,705
  2,547,322   Bear Stearns Second Lien
                Trust -- 144A, Series
                2007-SV1A, Class A3,
                Floating Rate,
                5.57%, 12/25/36 (3)....        2,549,312
     34,894   Chevy Chase Mortgage
                Funding Corp. -- 144A,
                Series 2003-2A, Class
                A1, Floating Rate,
                5.70%, 05/25/34 (3)....           34,903
    364,142   Countrywide Alternative
                Loan Trust, Series
                2005-36, Class 3A1,
                Floating Rate,
                4.94%, 08/25/35 (3)....          361,523
    864,004   Countrywide Alternative
                Loan Trust, Series
                2005-38, Class A3,
                Floating Rate,
                5.67%, 09/25/35 (3)....          866,098
    194,041   Countrywide Alternative
                Loan Trust, Series
                2005-44,
                Class 1A1, Floating
                Rate,
                5.65%, 10/25/35 (3)....          194,309
  2,375,141   Countrywide Alternative
                Loan Trust, Series
                2005-51, Class 3A3A,
                Floating Rate,
                5.64%, 11/20/35 (3)....        2,384,287
    383,140   Countrywide Alternative
                Loan Trust, Series
                2005-59, Class 1A1,
                Floating Rate,
                5.65%, 11/20/35 (3)....          384,731
    909,768   Countrywide Alternative
                Loan Trust, Series
                2005-72, Class A1,
                Floating Rate,
                5.59%, 01/25/36 (3)....          910,280

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)

$ 2,001,614   Countrywide Alternative
                Loan Trust, Series
                2005-J12, Class 2A1,
                Floating Rate,
                5.59%, 08/25/35 (3)....    $   2,008,787
  1,111,196   Countrywide Alternative
                Loan Trust, Series
                2006-OA2, Class A5,
                Floating Rate,
                5.55%, 05/20/46 (3)....        1,111,881
    523,766   Countrywide Alternative
                Loan Trust, Series
                2006-OA6, Class 1A1A,
                Floating Rate,
                5.53%, 07/25/46 (3)....          523,912
    107,359   Countrywide Asset-Backed
                Certificates, Series
                2005-11, Class AF1,
                Floating Rate,
                5.50%, 02/25/36 (3)....          107,445
    117,445   Countrywide Asset-Backed
                Certificates, Series
                2005-4, Class AF3,
                4.46%, 10/25/35........          116,128
    668,861   Countrywide Home Equity
                Loan Trust -- 144A,
                Series 2006-RES, Class
                4Q1B, Floating Rate,
                5.62%, 12/15/33 (3)....          669,690
    219,830   Countrywide Home Equity
                Loan Trust, Series
                2005-G, Class 2A,
                Floating Rate,
                5.55%, 12/15/35 (3)....          220,143
    396,319   Countrywide Home
                Loans -- 144A, Series
                2005-R3, Class AF,
                Floating Rate,
                5.72%, 09/25/35 (3)....          399,085
    243,084   Countrywide Home Loans,
                Series 2004-23, Class
                A, Floating Rate,
                7.44%, 11/25/34 (3)....          250,214
    637,762   Countrywide Home Loans,
                Series 2005-3, Class
                1A2, Floating Rate,
                5.61%, 04/25/35 (3)....          639,708
    481,049   Credit Suisse Mortgage
                Capital
                Certificates -- 144A,
                Series 2006-CF2, Class
                A1, Floating Rate,
                5.58%, 05/25/36 (3)....          480,341
     54,291   First Franklin Mortgage
                Loan Asset Backed
                Certificates,
                Series 2004-FF10, Class
                A2, Floating Rate,
                5.72%, 12/25/32 (3)....           54,369
    210,000   GE Capital Commercial
                Mortgage Corp., Series
                2005-C4, Class A4,
                Floating Rate,
                5.33%, 11/10/45 (3)....          204,386
    600,000   GE Capital Commercial
                Mortgage Corp., Series
                2007-C1, Class A4,
                5.54%, 12/10/49........          584,691
  1,000,000   GMAC Commercial Mortgage
                Securities, Inc. Series
                2006-C1, Class A4,
                5.24%, 11/10/45........          960,893
    258,322   GMAC Mortgage Corp. Loan
                Trust, Series 2003-AR2,
                Class 1A1, Floating
                Rate,
                5.59%, 12/19/33 (3)....          263,551
    333,183   GMAC Mortgage Corp. Loan
                Trust, Series 2005-AR1,
                Class 3A, Floating
                Rate,
                4.66%, 03/18/35 (3)....          328,277
    662,309   Greenpoint Mortgage
                Funding Trust, Series
                2006-AR4, Class A1A,
                Floating Rate,
                5.42%, 09/25/46 (3)....          662,500
  1,610,377   Greenpoint Mortgage
                Funding Trust, Series
                2007-AR1, Class 1A1A,
                Floating Rate,
                5.40%, 02/25/47 (3)....        1,611,938
    200,000   GS Mortgage Securities
                Corp. II,
                Series 2005-GG4, Class
                AABA,
                4.68%, 07/10/39........          191,288
    179,047   Impac CMB Trust, Series
                2004-6,
                Class 1A1, Floating
                Rate,
                5.72%, 10/25/34 (3)....          179,266
  2,914,288   IndyMac Index Mortgage
                Loan Trust, Series
                2005-AR14, Class 2A1A,
                Floating Rate,
                5.62%, 08/25/35 (3)....        2,922,695
    115,447   IndyMac Index Mortgage
                Loan Trust, Series
                2005-AR15, Class A2,
                5.10%, 09/25/35........          112,496
     98,610   IXIS Real Estate Capital
                Trust,
                Series 2006-HE1, Class
                A1, Floating Rate,
                5.41%, 03/25/36 (3)....           98,676
    630,000   JPMorgan Chase Commercial
                Mortgage Securities,
                Series 2007-LDPX, Class
                A3,
                5.42%, 01/15/49........          608,587
    324,200   JPMorgan Mortgage Trust,
                Series 2004-A3, Class
                1A1, Floating Rate,
                4.31%, 07/25/34 (3)....          319,164
    100,000   LB-UBS Commercial
                Mortgage Trust, Series
                2005-C3, Class A5,
                4.74%, 07/15/30........           93,479
    100,000   LB-UBS Commercial
                Mortgage Trust, Series
                2005-C3, Class AAB,
                4.66%, 07/15/30........           95,538
    200,000   LB-UBS Commercial
                Mortgage Trust, Series
                2005-C5, Class A4,
                4.95%, 09/15/40........          189,380

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)

$ 1,550,053   Lehman XS Trust, Series
                2005-5N, Class 3A1A,
                Floating Rate,
                5.62%, 11/25/35 (3)....    $   1,554,086
    618,436   Lehman XS Trust, Series
                2006-GP4,
                Class 3A1A, Floating
                Rate,
                5.39%, 08/25/46 (3)....          618,448
  1,345,569   Lehman XS Trust, Series
                2007-2N, Class 3A1,
                Floating Rate,
                5.41%, 02/25/37 (3)....        1,346,310
  1,634,182   Master Adjustable Rate
                Mortgages Trust,
                Series 2006-OA2, Class
                1A1, Floating Rate,
                5.83%, 12/25/46 (3)....        1,634,721
    600,000   Merrill Lynch Countrywide
                Commercial Mortgage
                Trust,
                Series 2007-5, Class
                A4,
                5.38%, 08/12/48........          577,036
    500,000   Merrill Lynch Countrywide
                Commercial Mortgage
                Trust,
                Series 2007-6, Class
                A4,
                5.49%, 03/12/51........          484,732
  2,573,193   Merrill Lynch Mortgage
                Investors Trust, Series
                2007-SD1, Class A1,
                Floating Rate,
                5.77%, 02/25/47 (3)....        2,574,790
    500,000   Merrill Lynch Mortgage
                Investors, Inc.,
                Series 2005-A4, Class
                2A2,
                4.46%, 07/25/35........          486,275
    400,000   Merrill Lynch Mortgage
                Investors, Inc.,
                Series 2005-A5, Class
                A3,
                4.44%, 06/25/35........          387,946
    330,000   Merrill Lynch Mortgage
                Trust,
                Series 2006-C1, Class
                A4, Floating Rate,
                5.66%, 05/12/39 (3)....          327,854
    217,809   MLCC Mortgage Investors,
                Inc.,
                Series 2003-F, Class
                A1, Floating Rate,
                5.64%, 10/25/28 (3)....          217,838
    659,109   Morgan Stanley Mortgage
                Loan Trust, Series
                2004-8AR, Class 4A2,
                Floating Rate,
                5.35%, 10/25/34 (3)....          659,656
    542,572   Prime Mortgage
                Trust -- 144A,
                Series 2006-DR1, Class
                1A1,
                5.50%, 05/25/35........          530,420
    261,107   Prime Mortgage
                Trust -- 144A,
                Series 2006-DR1, Class
                1A2,
                6.00%, 05/25/35........          260,669
  1,217,106   Prime Mortgage
                Trust -- 144A,
                Series 2006-DR1, Class
                2A1,
                5.50%, 05/25/35........        1,194,590
  1,033,762   Prime Mortgage
                Trust -- 144A,
                Series 2006-DR1, Class
                2A2,
                6.00%, 05/25/35........        1,015,510
  2,683,141   RAAC -- 144A,
                Series 2007-RP4, Class
                A, Floating Rate,
                5.67%, 11/25/46 (3)....        2,682,953
  1,500,000   Renaissance Home Equity
                Loan Trust,
                Series 2007-2, Class
                AF6,
                5.88%, 06/25/37........        1,492,260
  1,168,912   Residential Accredited
                Loans, Inc.,
                Series 2006-Q010, Class
                A1, Floating Rate,
                5.48%, 01/25/37 (3)....        1,167,108
  1,360,669   Residential Accredited
                Loans, Inc.,
                Series 2007-Q01, Class
                A1, Floating Rate,
                5.47%, 02/25/37 (3)....        1,360,166
  2,585,185   Residential Accredited
                Loans, Inc.,
                Series 2007-Q04, Class
                A1A, Floating Rate,
                5.51%, 05/25/47 (3)....        2,584,900
    103,260   Residential Asset Mortgage
                Products, Inc.,
                Series 2004-RS9, Class
                AII2, Floating Rate,
                5.66%, 05/25/34 (3)....          103,360
  2,700,000   Securitized Asset Backed
                Receivables LLC,
                Series 2007-BR3, Class
                A2B, Floating Rate,
                5.54%, 04/25/37 (3)....        2,701,669
    316,587   Structured Adjustable Rate
                Mortgage Loan Trust,
                Series 2005-15, Class
                1A1,
                5.06%, 07/25/35........          312,707
    841,653   Structured Adjustable Rate
                Mortgage Loan Trust,
                Series 2005-16XS, Class
                A1, Floating Rate,
                5.66%, 08/25/35 (3)....          844,205
  1,023,019   Structured Adjustable Rate
                Mortgage Loan Trust,
                Series 2005-19XS, Class
                1A1, Floating Rate,
                5.64%, 10/25/35 (3)....        1,027,825
    175,919   Structured Asset Mortgage
                Investments, Inc.,
                Series 2003-AR4, Class
                A1, Floating Rate,
                5.67%, 01/19/34 (3)....          176,280

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)

$   595,673   Structured Asset Mortgage
                Investments, Inc.,
                Series 2006-AR6, Class
                1A3, Floating Rate,
                5.51%, 07/25/36 (3)....    $     597,166
  3,000,000   Structured Asset
                Securities
                Corp. -- 144A,
                Series 2007-TC1, Class
                A, Floating Rate,
                5.62%, 04/25/31 (3)....        2,999,671
  1,472,709   Thornburg Mortgage
                Securities Trust,
                Series 2004-2, Class
                A4, Floating Rate,
                5.66%, 06/25/44 (3)....        1,474,616
    716,579   Thornburg Mortgage
                Securities Trust,
                Series 2005-4, Class
                A4, Floating Rate,
                5.52%, 12/25/35 (3)....          716,841
    900,573   Thornburg Mortgage
                Securities Trust,
                Series 2006-1, Class
                A3, Floating Rate,
                5.49%, 01/25/36 (3)....          900,356
  1,860,674   Zuni Mortgage Loan Trust,
                Series 2006-0A1, Class
                A1, Floating Rate,
                5.45%, 08/25/36 (3)....        1,860,892
                                           -------------
                                              66,959,089
                                           -------------


              PRIVATE ASSET BACKED: OTHER -- 0.2%
    700,000   SLM Student Loan Trust,
                Series 2006-5, Class
                A2, Floating Rate,
                5.34%, 07/25/17 (2)....          700,562
                                           -------------

              REAL ESTATE DEVELOPMENT AND
                SERVICES -- 0.0%
     35,000   Forest City Enterprises,
                Inc.,
                7.63%, 06/01/15........           35,438
     30,000   Forest City Enterprises,
                Inc.,
                6.50%, 02/01/17........           28,575
                                           -------------
                                                  64,013
                                           -------------

              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     40,000   Host Marriott LP, Series
                Q,
                6.75%, 06/01/16........           39,400
     10,000   Ventas Realty LP/Ventas
                Capital Corp.,
                9.00%, 05/01/12........           10,975
     30,000   Ventas Realty LP/Ventas
                Capital Corp.,
                6.50%, 06/01/16........           29,400
                                           -------------
                                                  79,775
                                           -------------

              SCIENTIFIC AND TECHNICAL
                INSTRUMENTS -- 0.1%
    100,000   Cie Generale de
                Geophysique (France),
                7.50%, 05/15/15........          100,500
    105,000   Cie Generale de
                Geophysique (France),
                7.75%, 05/15/17........          106,838
                                           -------------
                                                 207,338
                                           -------------

              SEMICONDUCTORS -- 0.0%
     35,000   Freescale Semiconductor,
                Inc. -- 144A,
                8.88%, 12/15/14........           33,600
                                           -------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.5%
    410,000   AT&T, Inc.,
                5.10%, 09/15/14........          391,653
     10,000   Bellsouth Corp.,
                4.75%, 11/15/12........            9,568
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15........           54,175
     95,000   Citizens Communications
                Company,
                7.13%, 03/15/19........           90,250
     20,000   Citizens Communications
                Company,
                7.88%, 01/15/27........           19,550
    375,000   Deutsche Telecom
                International Finance
                BV (the Netherlands),
                5.75%, 03/23/16........          366,435
     40,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                9.25%, 06/15/16........           42,700
     50,000   Intelsat Corp.,
                9.00%, 06/15/16........           52,625
    320,000   Koninklijke KPN NV (the
                Netherlands),
                8.00%, 10/01/10........          342,732
    445,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30........          500,339
     90,000   Level 3 Financing, Inc.,
                9.25%, 11/01/14 (8)....           91,350
     80,000   Level 3 Financing,
                Inc. -- 144A,
                8.75%, 02/15/17........           79,500
    300,000   Nextel Communications,
                Inc.,
                Series E, 6.88%,
                10/31/13...............          298,033
    127,000   Qwest Communications
                International, Inc.,
                Floating Rate, 8.86%,
                02/15/09 (2)...........          128,905
    150,000   Sprint Capital Corp.,
                8.38%, 03/15/12........          163,568
    180,000   Sprint Capital Corp.,
                8.75%, 03/15/32........          202,710
    580,000   Sprint Nextel Corp.,
                6.00%, 12/01/16........          551,186

                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                     VALUE
 ---------                                 -------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)

$   390,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15........    $     363,240
    160,000   Verizon Global Funding
                Corp.,
                7.38%, 09/01/12........          172,512
    560,000   Verizon New York, Inc.,
                Series A, 6.88%,
                04/01/12...............          584,447
    165,000   Windstream Corp.,
                8.63%, 08/01/16........          175,313
                                           -------------
                                               4,680,791
                                           -------------

              TRANSPORTATION -- 0.1%
     40,000   Gulfmark Offshore, Inc.,
                7.75%, 07/15/14........           40,600
     70,000   Horizon Lines LLC,
                9.00%, 11/01/12........           74,375
    130,000   Teekay Shipping Corp.
                (Marshall Islands),
                8.88%, 07/15/11........          138,450
    180,000   Union Pacific Corp.,
                5.38%, 05/01/14........          174,064
                                           -------------
                                                 427,489
                                           -------------

              UTILITIES -- 1.5%
     67,000   AES Corp.,
                7.75%, 03/01/14........           67,503
     30,000   Dominion Resources, Inc.,
                4.75%, 12/15/10........           29,322
    580,000   Dominion Resources, Inc.,
                5.70%, 09/17/12 (8)....          581,107
    720,000   Duke Energy Carolinas,
                5.63%, 11/30/12........          720,619
    110,000   Edison Mission
                Energy -- 144A,
                7.00%, 05/15/17........          104,225
    140,000   Edison Mission
                Energy -- 144A,
                7.20%, 05/15/19........          132,300
     50,000   Edison Mission
                Energy -- 144A,
                7.63%, 05/15/27........           47,500
    475,000   Exelon Corp., 5.63%,
                06/15/35...............          425,769
    650,000   FirstEnergy Corp.,
                Series B, 6.45%,
                11/15/11...............          667,147
    425,000   FirstEnergy Corp.,
                Series C, 7.38%,
                11/15/31...............          461,435
     30,000   NRG Energy, Inc.,
                7.25%, 02/01/14........           30,150
    150,000   NRG Energy, Inc.,
                7.38%, 02/01/16........          150,750
     45,000   NRG Energy, Inc.,
                7.38%, 01/15/17........           45,281
    210,000   Pacific Gas & Electric
                Company,
                6.05%, 03/01/34........          204,085
    140,000   Pacific Gas & Electric
                Company,
                5.80%, 03/01/37........          131,032
    440,000   TXU Corp., Series P,
                5.55%, 11/15/14........          375,728
     40,000   TXU Corp., Series Q,
                6.50%, 11/15/24........           33,274
    645,000   TXU Corp., Series R,
                6.55%, 11/15/34........          524,913
                                           -------------
                                               4,732,140
                                           -------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $156,254,271)....      155,178,851
                                           -------------

              CONVERTIBLE BONDS -- 0.0%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
     30,000   Ford Motor Company,
                4.25%, 12/15/36
                (Cost $30,000).........           37,725
                                           -------------

              MUNICIPAL BONDS -- 0.2%
              VIRGINIA
    660,357   Virginia State Housing
                Development Authority,
                Series C, Revenue Bond,
                6.00%, 06/25/34 (Cost
                $649,580)..............          650,795
                                           -------------

              FOREIGN GOVERNMENT OBLIGATIONS -- 0.7%
     10,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24........           12,475
     35,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.......           49,438
    244,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40 (8)...          320,311
    100,000   Republic of Colombia,
                Series MTN, (Colombia),
                7.38%, 09/18/37........          111,250
     94,000   Republic of Panama
                (Panama),
                7.13%, 01/29/26........          100,580
  1,054,700   Russian Federation -- 144A
                (Russia),
                7.50%, 03/31/30........        1,163,445
      8,000   United Mexican States
                (Mexico),
                5.63%, 01/15/17........            7,852
    439,000   United Mexican States,
                Series MTNA, (Mexico),
                6.75%, 09/27/34........          469,291
                                           -------------

              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $2,184,262)......        2,234,642
                                           -------------


                       See notes to financial statements.

                           TOTAL RETURN BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 CONTRACTS                                     VALUE
 ---------                                 -------------


              PURCHASED CALL OPTIONS -- 0.0%
         46   Euribor, receives 3 month
                floating LIBOR,
                Expiring September 2007
                @ 95.88................    $         389
         13   Euro-Bund, Expiring August
                2007 @ 113.............            2,287
        123   IMM Euro September Future,
                Expiring September 2007
                @ 94.63................           16,913
                                           -------------
              TOTAL PURCHASED CALL
                OPTIONS
                (Cost $52,380).........           19,589
                                           -------------

 PRINCIPAL
 ---------

              SECURITIES LENDING COLLATERAL -- 10.4%
$32,645,613   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $32,645,613).....       32,645,613
                                           -------------
              TOTAL SECURITIES
                (Cost $391,094,332)....      388,923,156
                                           -------------

              REPURCHASE AGREEMENTS -- 25.3%
 79,088,307   With Investors Bank and
                Trust,
                dated 06/29/07, 4.76%,
                due 07/02/07,
                repurchase proceeds at
                maturity $79,119,679
                (Collateralized by
                various Freddie Macs,
                5.51%- 5.67%, due
                04/01/36 -- 07/15/36,
                with a total value of
                $83,042,722) (Cost
                $79,088,307)...........       79,088,307
                                           -------------

              Total Investments before
                Call and Put Options
                Written -- 149.7%
                (Cost $470,182,639).....     468,011,463
                                           -------------
Contracts                                      Value
---------                                  -------------

              CALL OPTIONS WRITTEN -- (0.0)%
       (173)  US Treasury Note (10 year)
                September Future,
                Expiring August 2007 @
                106
                (Premium $55,635).......   $    (105,422)
                                           -------------
              PUT OPTIONS
                WRITTEN--(0.0)%
       (173)  US Treasury Note (10 year)
                September Future,
                Expiring August 2007 @
                103
                (Premium $59,166).......         (18,922)
                                           -------------
              Total Investments net of
                Call and Put Options
                Written -- 149.7%
                (Cost $470,067,838).....     467,887,119
              Liabilities less other
                assets -- (49.7)%......     (155,414,289)
                                           -------------
              NET ASSETS -- 100.0%......   $ 312,472,830
                                           =============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $470,067,838.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation.....................   $   607,979
Gross unrealized depreciation.....................    (2,788,698)
                                                     -----------
Net unrealized depreciation.......................   $(2,180,719)
                                                     ===========




--------

See summary of footnotes and abbreviations to portfolios.




                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




 PRINCIPAL                                         VALUE
 ---------                                     ------------



              CORPORATE BONDS AND NOTES -- 80.9%
              ADVERTISING -- 0.5%
$   470,000   Affinion Group, Inc.,
                10.13%, 10/15/13...........    $    504,075
    945,000   Affinion Group, Inc.,
                11.50%, 10/15/15...........       1,025,325
  1,305,000   RH Donnelley Corp.,
                6.88%, 01/15/13............       1,243,013
                                               ------------
                                                  2,772,413
                                               ------------

              AEROSPACE AND DEFENSE -- 0.8%
    980,000   DRS Technologies, Inc.,
                7.63%, 02/01/18............         994,700
    480,000   Hawker Beechcraft Acquisition
                Company -- 144A,
                8.50%, 04/01/15............         496,800
    765,000   Hawker Beechcraft Acquisition
                Company -- 144A,
                8.88%, 04/01/15............         789,863
    480,000   Hawker Beechcraft Acquisition
                Company -- 144A,
                9.75%, 04/01/17............         502,800
  1,725,000   Transdigm, Inc. -- 144A,
                7.75%, 07/15/14............       1,750,875
                                               ------------
                                                  4,535,038
                                               ------------

              AGRICULTURAL EQUIPMENT -- 0.6%
  3,035,000   Case New Holland, Inc.,
                9.25%, 08/01/11............       3,196,462
                                               ------------
              AGRICULTURE -- 0.2%
    675,000   The Mosaic Company -- 144A,
                7.38%, 12/01/14............         685,125
    675,000   The Mosaic Company -- 144A,
                7.63%, 12/01/16............         693,563
                                               ------------
                                                  1,378,688
                                               ------------

              AIRLINES -- 0.1%
    554,137   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11............         549,288
                                               ------------

              APPAREL: MANUFACTURING AND RETAIL -- 2.7%
  4,035,000   Levi Strauss & Company,
                12.25%, 12/15/12...........       4,388,062
    690,000   Levi Strauss & Company,
                9.75%, 01/15/15............         741,750
  2,110,000   Levi Strauss & Company,
                8.88%, 04/01/16............       2,173,300
  2,695,000   Oxford Industries, Inc.,
                8.88%, 06/01/11............       2,796,063
  3,340,000   Perry Ellis International,
                Inc.,
                Series B, 8.88%, 09/15/13..       3,406,799
    655,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11............         668,100
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13............         716,681
    335,000   Quiksilver, Inc.,
                6.88%, 04/15/15............         316,575
                                               ------------
                                                 15,207,330
                                               ------------

              AUTOMOBILE: RENTAL -- 0.7%
  2,545,000   Hertz Corp.,
                8.88%, 01/01/14............       2,665,887
    535,000   Neff Corp. -- 144A,
                10.00%, 06/01/15...........         536,338
    475,000   Rental Service Corp. -- 144A,
                9.50%, 12/01/14............         486,875
                                               ------------
                                                  3,689,100
                                               ------------

              AUTOMOBILE: RETAIL -- 0.1%
    660,000   AutoNation, Inc.,
                Floating Rate, 7.36%,
                04/15/13 (2)...............         661,650
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 2.2%
    760,000   American Axle and
                Manufacturing, Inc.,
                7.88%, 03/01/17............         750,500
    395,000   Commercial Vehicle Group,
                8.00%, 07/01/13............         395,988
  7,700,000   General Motors Corp.,
                6.38%, 05/01/08............       7,671,125
  1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14............       1,035,000
  2,195,000   Tenneco Automotive, Inc.,
                Series B, 10.25%,
                07/15/13...................       2,370,600
                                               ------------
                                                 12,223,213
                                               ------------

              BROADCAST SERVICES/MEDIA -- 5.5%
    620,000   Adelphia Communications,
                10.25%, 11/01/06 (9) (13)..         190,650
    840,000   Adelphia Communications,
                10.25%, 06/15/11 (9).......         275,100
  1,305,000   Adelphia Communications,
                Series B, 9.25%,
                10/01/02 (9) (13)..........         407,813
    190,000   Cablevision Systems Corp.,
                Series B, Floating Rate,
                9.82%, 04/01/09 (11).......         199,500
  1,610,000   Cablevision Systems Corp.,
                Series B, 8.00%, 04/15/12..       1,597,925
  1,780,000   CCH I Holdings LLC,
                11.75%, 05/15/14...........       1,757,750
  1,530,000   CCH I, LLC/CCH I
                Capital Corp.,
                11.00%, 10/01/15...........       1,604,588
  1,450,000   CCH II LLC/CCH II
                Capital Corp.,
                Series B, 10.25%,
                09/15/10...................       1,520,688
  5,970,000   CCO Holdings LLC/Capital
                Corp.,
                8.75%, 11/15/13............       6,104,324
    980,000   CSC Holdings, Inc.,
                7.25%, 07/15/08............         989,800
    105,000   CSC Holdings, Inc.,
                Series B,
                8.13%, 07/15/09............         107,363
    635,000   CSC Holdings, Inc.,
                Series B,
                8.13%, 08/15/09............         649,288
    825,000   CSC Holdings, Inc.,
                Series B,
                7.63%, 04/01/11............         822,938

                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)

$ 4,700,000   Insight Communications
                Company, Inc.,
                12.25%, 02/15/11...........    $  4,923,249
  1,235,000   Kabel Deutschland GMBH
                (Germany),
                10.63%, 07/01/14...........       1,358,500
    715,000   LBI Media, Inc.,
                10.13%, 07/15/12...........         753,431
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13 (7)..         524,400
  1,215,000   Mediacom Broadband
                LLC/Mediacom Broadband
                Corp. -- 144A,
                8.50%, 10/15/15............       1,227,150
  1,880,000   Rainbow National
                Services LLC -- 144A,
                8.75%, 09/01/12............       1,964,599
  2,670,000   Rainbow National
                Services LLC -- 144A,
                10.38%, 09/01/14...........       2,943,674
    965,000   Sirius Satellite Radio, Inc.,
                9.63%, 08/01/13............         950,525
                                               ------------
                                                 30,873,255
                                               ------------

              BUSINESS SERVICES AND SUPPLIES -- 0.1%
    620,000   Deluxe Corp. -- 144A,
                7.38%, 06/01/15............         620,000
                                               ------------

              CHEMICALS -- 2.1%
    691,000   Equistar Chemical/Funding,
                10.63%, 05/01/11...........         730,733
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10...........       1,170,165
  2,230,000   Ineos Group Holdings
                PLC -- 144A
                (United Kingdom),
                8.50%, 02/15/16............       2,190,974
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13...........       1,411,585
  1,865,000   Lyondell Chemical Company,
                8.00%, 09/15/14............       1,925,613
    930,000   Lyondell Chemical Company,
                8.25%, 09/15/16............         976,500
    680,000   MacDermid, Inc. -- 144A,
                9.50%, 04/15/17............         686,800
    830,000   Nova Chemicals Corp.
                (Canada), Floating Rate,
                8.48%, 11/15/13 (11).......         834,150
  2,055,000   Reichhold Industries,
                Inc. -- 144A,
                9.00%, 08/15/14............       2,126,925
                                               ------------
                                                 12,053,445
                                               ------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.6%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10...........       1,944,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14............         184,025
    295,000   Open Solutions, Inc. -- 144A,
                9.75%, 02/01/15............         299,425
  1,125,000   Sungard Data Systems, Inc.,
                9.13%, 08/15/13............       1,157,344
                                               ------------
                                                  3,584,794
                                               ------------

              CONSTRUCTION SERVICES AND SUPPLIES -- 2.7%
  1,775,000   Dayton Superior Corp.,
                10.75%, 09/15/08...........       1,823,813
    775,000   ESCO Corp. -- 144A,
                8.63%, 12/15/13............         817,625
    775,000   ESCO Corp. -- 144A,
                Floating Rate, 9.24%,
                12/15/13 (2)...............         794,375
  2,416,000   Goodman Global Holdings,
                Series B, Floating Rate,
                8.36%, 06/15/12 (11).......       2,440,160
    650,000   Interline Brands, Inc.,
                8.13%, 06/15/14............         658,125
  3,755,000   Nortek, Inc.,
                8.50%, 09/01/14............       3,595,412
  1,985,000   NTK Holdings, Inc.,
                zero coupon, 03/01/14 (7)..       1,449,050
  2,715,000   Panolam Industries
                International -- 144A,
                10.75%, 10/01/13...........       2,850,749
    325,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12............         293,719
    330,000   Stanley-Martin Communities
                LLC,
                9.75%, 08/15/15............         292,050
                                               ------------
                                                 15,015,078
                                               ------------

              CONSUMER GOODS AND SERVICES -- 0.5%
  1,310,000   Amscan Holdings, Inc.,
                8.75%, 05/01/14............       1,300,175
  1,580,000   Revlon Consumer Products
                Corp.,
                8.63%, 02/01/08............       1,556,300
                                               ------------
                                                  2,856,475
                                               ------------

              CONTAINERS AND PACKAGING -- 1.5%
  2,120,000   Berry Plastics Holding
                Company,
                8.88%, 09/15/14............       2,157,099
    555,000   Berry Plastics Holding
                Company, Floating Rate,
                9.24%, 09/15/14 (2)........         563,325
  1,055,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14............       1,049,725
    400,000   Jefferson Smurfit Corp.,
                7.50%, 06/01/13............         390,000
  1,048,875   Pliant Corp.,
                11.85%, 06/15/09 (14)......       1,127,607
    850,000   Smurfit-Stone Container Corp.,
                8.38%, 07/01/12............         855,313
  2,195,000   Stone Container,
                8.00%, 03/15/17............       2,140,125
                                               ------------
                                                  8,283,194
                                               ------------

              DISTRIBUTION -- 0.2%
  1,085,000   Varietal Distribution
                Holdings LLC -- 144A,
                10.25%, 07/15/15 (12)......       1,087,713
                                               ------------


                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              DIVERSIFIED OPERATIONS AND SERVICES -- 0.2%
$   455,000   ARAMARK Corp. -- 144A,
                8.50%, 02/01/15............    $    465,238
    770,000   ARAMARK Corp. -- 144A,
                Floating Rate, 8.86%,
                02/01/15 (2)...............         785,400
                                               ------------
                                                  1,250,638
                                               ------------

              EDUCATION -- 0.9%
  1,700,000   Education Management LLC,
                8.75%, 06/01/14............       1,751,000
  3,125,000   Education Management LLC,
                10.25%, 06/01/16...........       3,304,688
                                               ------------
                                                  5,055,688
                                               ------------

              ELECTRONICS -- 0.2%
    450,000   CPI Holdco, Inc., Floating
                Rate,
                11.15%, 02/01/15 (11)......         465,750
    550,000   Muzak LLC,
                10.00%, 02/15/09...........         549,313
                                               ------------
                                                  1,015,063
                                               ------------

              ENERGY SERVICES -- 0.1%
    475,000   Verasun Energy Corp.,
                9.88%, 12/15/12............         501,125
                                               ------------

              ENGINEERING -- 0.3%
  1,470,000   Alion Science & Technology
                Corp.,
                10.25%, 02/01/15...........       1,525,125
                                               ------------

              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 1.4%
  1,160,000   Aleris International,
                Inc. -- 144A,
                9.00%, 12/15/14............       1,175,950
  3,430,000   Aleris International,
                Inc. -- 144A,
                10.00%, 12/15/16...........       3,421,425
  1,150,000   Allied Waste North America,
                Inc.,
                7.25%, 03/15/15............       1,144,250
  1,800,000   Waste Services, Inc.,
                9.50%, 04/15/14............       1,901,250
                                               ------------
                                                  7,642,875
                                               ------------

              EQUIPMENT RENTAL AND LEASING -- 0.1%
    365,000   United Rentals North America,
                Inc.,
                7.75%, 11/15/13............         367,281
                                               ------------

              FINANCIAL SERVICES -- 4.7%
  5,220,000   Ford Motor Credit Company,
                Floating Rate
                8.36%, 11/02/07 (2)........       5,253,731
  1,765,000   Ford Motor Credit Company,
                6.63%, 06/16/08............       1,764,208
  3,090,000   Ford Motor Credit Company,
                7.38%, 10/28/09............       3,068,911
  1,465,000   Ford Motor Credit Company,
                7.88%, 06/15/10............       1,465,665
    100,000   Ford Motor Credit Company,
                9.88%, 08/10/11............         105,051
    335,000   Ford Motor Credit Company LLC,
                7.38%, 02/01/11............         327,532
    470,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09............         463,368
  6,990,000   General Motors Acceptance
                Corp.,
                7.00%, 02/01/12............       6,862,068
    935,000   GMAC LLC,
                5.13%, 05/09/08............         923,510
  1,485,000   GMAC LLC,
                8.00%, 11/01/31............       1,522,637
    745,000   Kar Holdings, Inc. -- 144A,
                Floating Rate, 9.36%,
                05/01/14 (2)...............         746,863
  4,175,000   Residential Capital
                Corp. -- 144A,
                Floating Rate, 7.19%,
                04/17/09 (2)...............       4,158,070
                                               ------------
                                                 26,661,614
                                               ------------

              FOOD AND BEVERAGE -- 1.6%
  3,725,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11 (7)..       3,482,875
  2,810,000   Dole Foods Company, Inc.,
                8.63%, 05/01/09............       2,817,025
  2,070,000   Dole Foods Company, Inc.,
                7.25%, 06/15/10............       2,007,900
    545,000   Pierre Foods, Inc.,
                9.88%, 07/15/12............         555,900
                                               ------------
                                                  8,863,700
                                               ------------

              FUNERAL SERVICES -- 0.1%
    655,000   Service Corp. International,
                7.00%, 06/15/17............         627,163
                                               ------------

              INSURANCE -- 0.5%
  2,815,000   Multiplan, Inc. -- 144A,
                10.38%, 04/15/16...........       3,012,050
                                               ------------

              LEISURE AND RECREATION -- 11.5%
  2,465,000   AMC Entertainment, Inc.,
                8.00%, 03/01/14............       2,428,025
    820,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16...........         910,200
  2,000,000   Buffalo Thunder Development
                Authority -- 144A,
                9.38%, 12/15/14............       2,010,000
  1,105,000   CCM Merger, Inc. -- 144A,
                8.00%, 08/01/13............       1,105,000
  1,200,000   Chukchansi Economic
                Development
                Authority -- 144A,
                Floating Rate, 8.86%,
                11/15/12 (11)..............       1,227,000
    181,058   Eldorado Casino Shreveport,
                10.00%, 08/01/12...........         184,227
  4,395,000   Fontainebleau Las
                Vegas -- 144A,
                10.25%, 06/15/15...........       4,351,049
  2,240,000   Galaxy Entertainment
                Finance -- 144A (Hong
                Kong),
                9.88%, 12/15/12............       2,419,200
  2,020,000   Galaxy Entertainment
                Finance -- 144A (Hong
                Kong),
                Floating Rate, 10.41%,
                12/15/10 (11)..............       2,115,950
  3,025,000   GreekTown Holdings -- 144A,
                10.75%, 12/01/13...........       3,221,624
  1,118,917   HRP Myrtle Beach
                Holdings/CA -- 144A,
                14.50%, 04/01/14 (12)......       1,135,701

                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)

$   945,000   HRP Myrtle Beach
                Operations/CA -- 144A,
                12.50%, 04/01/13...........    $    959,175
  1,730,000   HRP Myrtle Beach
                Operations/CA -- 144A,
                Floating Rate,
                10.07%, 04/01/12 (11)......       1,738,650
  2,420,000   Inn of The Mountain Gods,
                12.00%, 11/15/10...........       2,607,550
    165,000   Las Vegas Sands Corp.,
                6.38%, 02/15/15............         157,781
    890,000   Majestic Holdco LLC -- 144A,
                zero coupon, 10/15/11 (7)..         671,950
  3,365,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14 (7)..       2,944,375
  1,500,000   MGM MIRAGE, 6.63%,
                07/15/15...................       1,370,625
  1,735,000   MGM MIRAGE,
                7.50%, 06/01/16............       1,654,756
    460,000   Mohegan Tribal Gaming
                Authority,
                8.00%, 04/01/12............         477,250
  2,275,000   OED Corp./Diamond JO,
                8.75%, 04/15/12............       2,286,375
  1,605,000   Pinnacle Entertainment,
                Inc. -- 144A,
                7.50%, 06/15/15............       1,556,850
    595,000   Pokagon Gaming
                Authority -- 144A,
                10.38%, 06/15/14...........         658,963
  1,330,000   San Pasqual Casino -- 144A,
                8.00%, 09/15/13............       1,349,950
    995,000   Seminole Hard Rock
                Entertainment -- 144A,
                Floating Rate, 7.86%,
                03/15/14 (2)...............       1,007,438
    455,000   Station Casinos, Inc.,
                6.00%, 04/01/12............         429,975
    250,000   Station Casinos, Inc.,
                7.75%, 08/15/16............         248,750
  1,340,000   The Majestic Star Casino LLC,
                9.50%, 10/15/10............       1,400,300
  2,720,000   Travelport LLC,
                9.88%, 09/01/14............       2,896,800
  7,865,000   Trump Entertainment Resorts,
                Inc.,
                8.50%, 06/01/15............       7,845,337
  2,435,000   Tunica-Biloxi Gaming
                Authority -- 144A,
                9.00%, 11/15/15............       2,556,750
    375,000   Turning Stone Resort
                Casino -- 144A,
                9.13%, 09/15/14............         383,438
  2,915,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10...........       3,097,188
  3,340,000   Universal City Florida,
                Floating Rate,
                10.11%, 05/01/10 (2).......       3,423,499
  1,760,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12............       1,843,600
                                               ------------
                                                 64,675,301
                                               ------------

              MACHINERY -- 0.8%
  1,050,000   Altra Industrial Motion, Inc.,
                9.00%, 12/01/11............       1,092,000
    630,000   Altra Industrial
                Motion, Inc. -- 144A,
                9.00%, 12/01/11............         655,200
    830,000   Chart Industries, Inc.,
                9.13%, 10/15/15............         875,650
  1,535,000   Stewart & Stevenson
                LLC -- 144A,
                10.00%, 07/15/14...........       1,611,750
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12...........         321,775
                                               ------------
                                                  4,556,375
                                               ------------

              MANUFACTURING -- 1.0%
  1,000,000   American Railcar Industries,
                Inc.,
                7.50%, 03/01/14............       1,000,000
  1,535,000   Bombardier, Inc. -- 144A
                (Canada),
                8.00%, 11/15/14............       1,596,400
    595,000   Harland Clarke
                Holdings -- 144A,
                9.50%, 05/15/15............         572,688
    380,000   Nutro Products, Inc. -- 144A,
                Floating Rate,
                9.37%, 10/15/13 (11).......         403,028
    965,000   RBS Global & Rexnord Corp.,
                9.50%, 08/01/14............         993,950
    870,000   RBS Global & Rexnord Corp.,
                11.75%, 08/01/16...........         939,600
    720,000   Venture Holdings Trust,
                Series B, 9.50%,
                07/01/05 (9)(13)...........           3,600
                                               ------------
                                                  5,509,266
                                               ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.9%
  1,485,000   Accellent, Inc.,
                10.50%, 12/01/13...........       1,481,288
  2,900,000   Advanced Medical
                Optics -- 144A,
                7.50%, 05/01/17............       2,755,000
  2,235,000   AMR Holding Company/Emcare
                Holding Company,
                10.00%, 02/15/15...........       2,424,975
  4,260,000   Community Health Systems,
                Inc. -- 144A,
                8.88%, 07/15/15............       4,339,874
  2,160,000   HCA, Inc.,
                8.75%, 09/01/10............       2,259,900
    840,000   HCA, Inc.,
                7.88%, 02/01/11............         854,717
  3,165,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16............       3,378,637
  1,105,000   National Mentor Holdings,
                Inc.,
                11.25%, 07/01/14...........       1,198,925
  1,170,000   Norcross Safety Products LLC -
                Series B,
                9.88%, 08/15/11............       1,234,350
  1,000,000   Omnicare, Inc.,
                6.88%, 12/15/15............         955,000
    985,000   Res-Care, Inc.,
                7.75%, 10/15/13............       1,014,550

                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES (CONTINUED)

$ 2,321,175   Safety Products Holdings,
                Series B, 11.75%,
                01/01/12 (12)(14)..........    $  2,429,286
  2,060,000   Triad Hospitals, Inc.,
                7.00%, 05/15/12............       2,157,844
    425,000   Universal Hospital Services,
                Inc. -- 144A,
                8.50%, 06/01/15 (12).......         422,875
    425,000   Universal Hospital Services,
                Inc. -- 144A,
                Floating Rate, 8.76%,
                06/01/15 (2)...............         427,125
  3,095,000   US Oncology, Inc.,
                9.00%, 08/15/12............       3,203,325
  1,775,000   US Oncology, Inc.,
                10.75%, 08/15/14...........       1,908,125
    580,000   Vanguard Health Holding
                Company I LLC,
                11.25%, 10/01/15...........         475,600
    289,000   Viant Holdings, Inc. -- 144A,
                10.13%, 07/15/17...........         291,890
                                               ------------
                                                 33,213,286
                                               ------------

              METALS AND MINING -- 1.8%
    215,000   AK Steel Corp.,
                7.88%, 02/15/09............         215,538
  2,585,000   FMG Finance Property,
                Ltd. -- 144A (Australia),
                10.63%, 09/01/16...........       3,089,074
  1,065,000   FMG Finance Property,
                Ltd. -- 144A (Australia),
                Floating Rate,
                9.36%, 09/01/11 (2)........       1,134,225
  1,349,000   Ispat Inland ULC (Canada),
                9.75%, 04/01/14............       1,495,731
  1,770,000   Novelis, Inc. (Canada),
                7.25%, 02/15/15............       1,825,313
  2,145,000   RathGibson, Inc.,
                11.25%, 02/15/14...........       2,262,975
                                               ------------
                                                 10,022,856
                                               ------------

              OIL, COAL AND GAS -- 6.3%
  2,075,000   Allis-Chalmers Energy, Inc.,
                9.00%, 01/15/14............       2,121,687
    480,000   Allis-Chalmers Energy, Inc.
                -- 144A,
                8.50%, 03/01/17............         481,800
    415,000   Alpha Natural Resources,
                10.00%, 06/01/12...........         439,900
    695,000   Cimarex Energy Company,
                7.13%, 05/01/17............         681,100
  1,025,000   Clayton William Energy,
                7.75%, 08/01/13............         948,125
  2,020,000   Compton Petroleum Finance
                Corp. (Canada),
                7.63%, 12/01/13............       2,004,850
    320,000   Copano Energy LLC,
                8.13%, 03/01/16............         326,400
    290,000   Denbury Resources, Inc.,
                7.50%, 12/15/15............         290,725
  1,895,000   Dynegy Holdings, Inc.,
                8.38%, 05/01/16............       1,861,838
  1,550,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26............       1,379,500
  2,320,000   Dynegy Holdings, Inc. -- 144A,
                7.75%, 06/01/19............       2,169,199
    740,000   El Paso Corp.,
                9.63%, 05/15/12............         827,734
    685,000   Encore Acquisition Corp.,
                7.25%, 12/01/17............         633,625
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14............         752,199
  1,305,000   Inergy LP/Inergy Finance
                Corp.,
                6.88%, 12/15/14............       1,243,013
    135,000   Inergy LP/Inergy Finance
                Corp.,
                8.25%, 03/01/16............         139,388
  1,055,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13............       1,091,925
  1,075,000   OPTI Canada, Inc. -- 144A
                (Canada),
                7.88%, 12/15/14............       1,080,375
    970,000   OPTI Canada, Inc. -- 144A
                (Canada),
                8.25%, 12/15/14............         989,400
    525,000   Parker Drilling Company,
                9.63%, 10/01/13............         563,063
  4,215,000   Petrohawk Energy Corp.,
                9.13%, 07/15/13............       4,478,437
  1,435,000   Plains Exploration &
                Production Company,
                7.00%, 03/15/17............       1,366,838
  1,015,000   Quicksilver Resources, Inc.,
                7.13%, 04/01/16............         984,550
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08...........         452,100
  2,985,000   Semgroup LP,
                8.75%, 11/15/15............       3,014,849
    290,000   SESI LLC,
                6.88%, 06/01/14............         283,475
  2,840,000   United Refining Company,
                10.50%, 08/15/12...........       2,953,599
  2,035,000   United Refining
                Company -- 144A,
                10.50%, 08/15/12...........       2,116,400
                                               ------------
                                                 35,676,094
                                               ------------

              PAPER AND FOREST PRODUCTS -- 1.8%
  1,060,000   Abitibi-Consolidated Finance,
                7.88%, 08/01/09............       1,028,200
    995,000   Abitibi-Consolidated, Inc.
                (Canada),
                8.55%, 08/01/10............         955,200
    115,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11............         122,475
    333,000   MDP Acquisitions PLC
                (Ireland),
                9.63%, 10/01/12............         350,483
  3,910,000   NewPage Corp.,
                10.00%, 05/01/12...........       4,242,349
    665,000   NewPage Corp.,
                Floating Rate, 11.61%,
                05/01/12 (2)...............         728,175

                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)

$ 2,655,000   Verso Paper Holdings, LLC/
                Verso Paper, Inc. -- 144A,
                11.38%, 08/01/16...........    $  2,847,488
                                               ------------
                                                 10,274,370
                                               ------------

              PRINTING AND PUBLISHING -- 2.3%
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12............       2,275,930
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11............         416,150
  1,041,000   Dex Media West Finance
                Company,
                Series B,
                9.88%, 08/15/13............       1,119,075
  1,145,000   Idearc, Inc.,
                8.00%, 11/15/16............       1,162,175
    475,000   MediaNews Group, Inc.,
                6.88%, 10/01/13............         410,875
  1,150,000   Medimedia USA, Inc. -- 144A,
                11.38%, 11/15/14...........       1,239,125
  1,000,000   Primedia, Inc., Floating Rate,
                10.74%, 05/15/10 (2).......       1,033,750
  5,390,000   Reader's Digest
                Association -- 144A,
                9.00%, 02/15/17............       5,066,600
                                               ------------
                                                 12,723,680
                                               ------------

              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.7%
    630,000   Ashton Woods USA, LLC/Ashton
                Woods Finance Company,
                9.50%, 10/01/15............         585,900
    915,000   HydroChem Industrial
                Services, Inc. -- 144A,
                9.25%, 02/15/13............         947,025
  2,430,000   Realogy Corp. -- 144A,
                10.50%, 04/15/14...........       2,320,650
                                               ------------
                                                  3,853,575
                                               ------------

              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
    950,000   Host Hotels & Resorts LP,
                6.88%, 11/01/14............         944,063
                                               ------------
              RETAIL -- 6.8%
  4,020,000   Bon-Ton Department Stores,
                Inc.,
                10.25%, 03/15/14...........       4,090,350
  1,925,000   General Nutrition
                Centers -- 144A,
                9.80%, 03/15/14 (12).......       1,867,250
  1,925,000   General Nutrition
                Centers -- 144A,
                10.75%, 03/15/15 (12)......       1,934,625
  4,890,000   GSC Holdings Corp.,
                8.00%, 10/01/12............       5,134,500
  1,615,000   Michaels Stores, Inc. -- 144A,
                10.00%, 11/01/14...........       1,663,450
    660,000   Michaels Stores, Inc. -- 144A,
                11.38%, 11/01/16...........         693,000
  2,020,000   Neiman Marcus Group, Inc.,
                9.00%, 10/15/15............       2,171,500
  5,720,000   Neiman Marcus Group, Inc.,
                10.38%, 10/15/15...........       6,320,599
  2,910,000   Rite Aid Corp.,
                7.50%, 01/15/15............       2,888,175
  4,885,000   Rite Aid Corp. -- 144A,
                6.13%, 12/15/08............       4,811,725
  5,355,000   Rite Aid Corp. -- 144A,
                9.50%, 06/15/17............       5,167,575
    465,000   Toys "R" Us, Inc.,
                7.63%, 08/01/11............         434,775
  1,135,000   Toys "R" Us, Inc.,
                7.38%, 10/15/18............         961,913
                                               ------------
                                                 38,139,437
                                               ------------

              RETAIL: RESTAURANTS -- 0.6%
  1,720,000   El Pollo Loco, Inc.,
                11.75%, 11/15/13...........       1,823,200
  1,665,000   NPC International, Inc.,
                Series WI, 9.50%,
                05/01/14...................       1,623,375
                                               ------------
                                                  3,446,575
                                               ------------

              RUBBER PRODUCTS -- 0.3%
    960,000   The Goodyear Tire & Rubber
                Company -- 144A,
                Floating Rate, 9.13%,
                12/01/09 (11)..............         967,200
    675,000   The Goodyear Tire & Rubber
                Company -- 144A,
                8.63%, 12/01/11............         713,813
                                               ------------
                                                  1,681,013
                                               ------------

              SEMICONDUCTORS -- 0.6%
    535,000   Advanced Micro Devices, Inc.,
                7.75%, 11/01/12............         505,575
    825,000   Avago Technologies Finance
                Pte.,
                Ltd. (Singapore),
                10.13%, 12/01/13...........         882,750
    605,000   Avago Technologies Finance
                Pte., Ltd . (Singapore),
                11.88%, 12/01/15...........         679,113
  1,600,000   Freescale Semiconductor,
                Inc. -- 144A,
                8.88%, 12/15/14............       1,536,000
                                               ------------
                                                  3,603,438
                                               ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.5%
  1,460,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13...........       1,573,150
  1,170,000   Citizens Communications
                Company,
                7.13%, 03/15/19............       1,111,500
  2,235,000   Digicel Group, Ltd. -- 144A
                (Bermuda),
                8.88%, 01/15/15............       2,195,888
  2,685,000   Digicel Group, Ltd. -- 144A
                (Bermuda),
                9.13%, 01/15/15 (12).......       2,654,794
  2,060,000   Digicel, Ltd. -- 144A
                (Bermuda),
                9.25%, 09/01/12............       2,181,025
  2,130,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                5.25%, 11/01/08............       2,108,700
  3,600,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                9.25%, 06/15/16............       3,842,999

                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)

$   695,000   iPCS, Inc. -- 144A,
                Floating Rate, 7.48%,
                05/01/13 (2)...............    $    699,344
  1,210,000   Level 3 Financing, Inc.,
                9.25%, 11/01/14............       1,228,150
  1,690,000   Level 3 Financing,
                Inc. -- 144A,
                8.75%, 02/15/17............       1,679,438
  2,960,000   NTL Cable PLC
                (United Kingdom),
                8.75%, 04/15/14............       3,063,599
    460,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09............         462,300
    530,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10............         541,925
    290,000   Qwest Communications
                International,
                Series B, 7.50%, 11/01/08..         292,900
  1,745,000   Qwest Communications
                International,
                Series B, 7.50%, 02/15/14..       1,775,538
    515,000   Qwest Corp.,
                8.88%, 03/15/12............         557,488
    470,000   Qwest Corp.,
                7.63%, 06/15/15............         487,625
    110,000   Qwest Corp.,
                7.20%, 11/10/26............         108,625
  2,430,000   Qwest Corp.,
                Floating Rate, 8.61%,
                06/15/13 (2)...............       2,648,700
  3,610,000   West Corp.,
                9.50%, 10/15/14............       3,718,299
    495,000   West Corp.,
                11.00%, 10/15/16...........         519,750
    905,000   Windstream Corp.,
                8.13%, 08/01/13............         950,250
  1,870,000   Windstream Corp.,
                8.63%, 08/01/16............       1,986,875
                                               ------------
                                                 36,388,862
                                               ------------

              TRANSPORTATION -- 1.4%
    497,000   H-Lines Finance Holding,
                zero coupon, 04/01/13 (7)..         489,545
  1,277,000   Horizon Lines LLC,
                9.00%, 11/01/12............       1,356,813
    705,000   Kansas City Southern,
                9.50%, 10/01/08............         733,200
    625,000   Kansas City Southern de
                Mexico -- 144A (Mexico),
                7.38%, 06/01/14............         621,875
  1,295,000   Kansas City Southern de
                Mexico, S de RL de
                CV -- 144A (Mexico),
                7.63%, 12/01/13............       1,295,000
    675,000   Sabre Holdings Corp.,
                8.35%, 03/15/16............         610,875
  2,325,000   TFM, SA de CV (Mexico),
                9.38%, 05/01/12............       2,499,375
                                               ------------
                                                  7,606,683
                                               ------------

              UTILITIES -- 1.2%
    400,000   AES Corp. -- 144A,
                8.75%, 05/15/13............         424,000
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15............         329,763
    459,385   AES Eastern Energy,
                Series 99-A,
                9.00%, 01/02/17............         512,502
    660,000   NRG Energy, Inc.,
                7.25%, 02/01/14............         663,300
    655,000   NRG Energy, Inc.,
                7.38%, 02/01/16............         658,275
  2,005,000   NRG Energy, Inc.,
                7.38%, 01/15/17............       2,017,531
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10...........       2,287,025
                                               ------------
                                                  6,892,396
                                               ------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $448,748,269)........     454,316,728
                                               ------------

              LOAN PARTICIPATIONS -- 9.7%
  2,800,000   ADESA, Inc., Term Loan B,
                Floating Rate,
                7.61%, 10/18/13 (2)........       2,805,603
  1,000,000   Advanced Medical Optics, Inc.,
                Term Loan B, Floating Rate,
                7.09%, 04/02/14 (2)........         996,875
    880,000   AMSCAN Holdings, Inc.,
                Floating Rate,
                7.63%, 05/25/13 (2)........         882,017
  2,010,000   BLB Worldwide Holdings,
                Floating Rate,
                9.63%, 06/30/12 (2)........       2,021,306
    860,000   Cannery Casino Resorts, LLC,
                Floating Rate,
                9.61%, 05/18/14 (2)........         866,450
  3,680,000   Claire's Stores, Inc.,
                Term Loan B,
                Floating Rate, 8.11%,
                05/24/14 (2)...............       3,622,500
  1,120,000   Dresser, Inc., Floating Rate,
                7.86%, 05/04/14 (2)........       1,126,184
    560,000   Dresser, Inc.,
                Floating Rate,
                11.11%, 05/04/15 (2).......         568,190
  1,723,733   Freeport McMoRan Copper &
                Gold, Inc.,
                Term Loan B, Floating Rate,
                9.00%, 03/19/14 (2)........       1,726,717
  2,400,000   Great Lakes Entertainment,
                LLC,
                9.00%, 08/15/12............       2,370,000
     96,738   Hawker Beechcraft Acquisition
                Company, LLC,
                Floating Rate,
                5.26%, 03/26/14 (2)........          96,932
  1,143,262   Hawker Beechcraft Acquisition
                Company, LLC,
                Term Loan B,
                Floating Rate,
                7.26%, 03/26/14 (2)........       1,145,559
  4,169,550   HCA, Inc., Term Loan B,
                Floating Rate,
                7.61%, 11/18/13 (2)........       4,192,758

                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              LOAN PARTICIPATIONS (CONTINUED)
$ 3,260,000   Hit Entertainment, Inc.,
                Tranche LN227528,
                Floating Rate,
                10.86%, 02/05/13 (2).......    $  3,295,658
  1,321,439   Houghton Mifflin, Inc.,
                Floating Rate,
                12.06%, 12/21/07 (2).......       1,324,743
  1,100,000   Intelsat, Ltd. (Bermuda),
                Floating Rate,
                7.86%, 02/01/14 (2)........       1,102,505
  2,050,000   Level 3 Financing, Inc.,
                Floating Rate,
                7.61%, 03/13/14 (2)........       2,053,985
  1,420,000   Michaels Stores, Inc.,
                Term Loan B,
                Floating Rate,
                7.63%, 10/31/13 (2)........       1,408,365
    750,000   Neff Rental, Inc.,
                Floating Rate,
                8.90%, 05/31/13 (2)........         755,469
  6,965,000   Nielsen Finance, LLC,
                Floating Rate,
                7.61%, 08/09/13 (2)........       7,015,063
    126,080   Ply Gem Industries, Inc.,
                Floating Rate,
                8.11%, 08/15/11 (2)........         125,765
  3,373,920   Ply Gem Industries, Inc.,
                Term Loan B-3,
                Floating Rate,
                8.11%, 08/15/11 (2)........       3,365,485
    738,182   Realogy Corp.,
                Floating Rate,
                8.32%, 09/01/14 (2)........         731,928
  2,741,818   Realogy Corp.,
                Floating Rate,
                8.35%, 09/01/14 (2)........       2,718,590
    827,674   Rental Services Corp.,
                Floating Rate,
                8.86%, 11/30/13 (2)........         841,952
  3,605,406   Sabre, Inc., Term Loan B,
                Floating Rate,
                7.61%, 09/30/14 (2)........       3,578,928
  3,040,000   Sandridge Energy, Inc.,
                8.63%, 04/01/15............       3,116,000
    700,000   USI Holdings Corp.,
                Floating Rate,
                8.11%, 05/04/14 (2)........         705,833
                                               ------------
              TOTAL LOAN PARTICIPATIONS
                (Cost $54,385,899).........      54,561,360
                                               ------------

   SHARES
   ------

              COMMON STOCKS -- 0.7%
              AIRLINES -- 0.0%
     11,466   Delta Air Lines, Inc.*........        225,880
    500,000   Delta Air Lines, Inc.
                (Escrow Certificates)*.....          33,438
                                               ------------
                                                    259,318
                                               ------------

              BROADCAST SERVICES/MEDIA -- 0.5%
     50,250   Time Warner Cable
                Inc. -- Class A*...........       1,968,292
                                               ------------

              FINANCIAL SERVICES -- 0.0%
  2,697,805   Adelphia Contingent Value
                Vehicle CVV, Series
                Acc -- 1*..................    $    256,291
                                               ------------

              LEISURE AND RECREATION -- 0.2%
        970   HRP -- Class B*(14)...........             10
      1,100   Shreveport Gaming
                Holdings, Inc.* (14).......          19,635
    104,876   Trump Entertainment
                Resorts, Inc.*.............       1,316,194
                                               ------------
                                                  1,335,839
                                               ------------

              UTILITIES -- 0.0%
    550,000   Mirant Corp.
                (Escrow Certificates)*.....          38,335
  1,220,000   Mirant Corp.
                (Escrow Certificates)*.....          72,102
                                               ------------
                                                    110,437
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $4,484,141)..........       3,930,177
                                               ------------

              PREFERRED STOCKS -- 0.5%
              LEISURE AND RECREATION
      2,905   Fontainebleau Equity
                Holdings, LLC,
                12.50%, perpetual(12)
                (Cost $2,905,000)..........       2,905,000
                                               ------------

              CONVERTIBLE PREFERRED STOCKS -- 0.9%
              OIL, COAL AND GAS -- 0.5%
      5,273   Chesapeake Energy
                Corp. -- 144A,
                5.00%......................         588,599
     21,865   Chesapeake Energy Corp.,
                4.50%......................       2,197,432
                                               ------------
                                                  2,786,031
                                               ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     38,375   Crown Castle International
                Corp.,
                6.25%......................       2,216,156
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $4,427,021)..........       5,002,187
                                               ------------

              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*
                (Cost $75,400).............         666,422
                                               ------------

 PRINCIPAL
 ---------

              CONVERTIBLE BONDS -- 0.3%
              AEROSPACE AND DEFENSE -- 0.3%
$ 1,305,000   L-3 Communications
                Corp. -- 144A, 3.00%,
                08/01/35...................       1,477,913
                                               ------------

              BROADCAST SERVICES/MEDIA -- 0.0%
     80,000   XM Satellite Radio Holdings,
                Inc., 1.75%, 12/01/09......          68,900
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $1,396,910)..........       1,546,813
                                               ------------
              TOTAL SECURITIES
                (Cost $516,422,640)........     522,928,687
                                               ------------



                       See notes to financial statements.

                            HIGH YIELD BOND PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL
 ---------

              REPURCHASE AGREEMENTS -- 5.7%
$32,187,362   With Investors Bank and
                Trust, dated
                06/29/07, 4.76%, due
                07/02/07, repurchase
                proceeds at maturity
                $32,200,130 (Collateralized
                by various Fannie Mae
                Adjustable Rate Mortgages,
                4.58%-5.67%, due 11/01/33-
                05/25/34, with a total
                value of $24,461,137 and
                Small Business
                Administration, 8.09%, due
                05/25/29, with a value of
                $9,335,593) (Cost
                $32,187,362)...............    $ 32,187,362
                                               ------------
              Total Investments -- 98.8%
                (Cost $548,610,002)........     555,116,049
              Other assets less
                liabilities -- 1.2%........       6,906,304
                                               ------------
              NET ASSETS -- 100.0%..........   $562,022,353
                                               ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $548,610,002.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation.....................   $13,284,478
Gross unrealized depreciation.....................    (6,778,431)
                                                     -----------
Net unrealized appreciation.......................   $ 6,506,047
                                                     ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                          VALUE
   ------                                      ------------



              COMMON STOCKS -- 61.3%
              AEROSPACE AND DEFENSE -- 1.8%
     14,350   Lockheed Martin Corp. ........   $ $1,350,766
     24,171   Northrop Grumman Corp. .......      1,882,196
     32,250   Raytheon Company..............      1,737,953
     20,000   The Boeing Company............      1,923,199
                                               ------------
                                                  6,894,114
                                               ------------

              AGRICULTURE -- 0.6%
     31,100   Monsanto Company..............      2,100,494
                                               ------------

              APPAREL: MANUFACTURING AND RETAIL -- 0.1%
      1,300   NIKE, Inc. -- Class B.........         75,777
      8,000   Payless ShoeSource, Inc.*.....        252,400
                                               ------------
                                                    328,177
                                               ------------

              AUTOMOBILE: RENTAL -- 0.0%
      2,200   Avis Budget Group, Inc.*......         62,546
                                               ------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.7%
     64,000   AutoNation, Inc.*.............      1,436,160
     11,700   PACCAR, Inc. .................      1,018,368
      5,200   TRW Automotive
                Holdings Corp.*............         191,516
                                               ------------
                                                  2,646,044
                                               ------------

              BANKS -- 3.4%
     79,712   Bank of America Corp. ........      3,897,120
     19,500   Regions Financial Corp. ......        645,450
     10,900   SunTrust Banks, Inc. .........        934,566
      4,200   The Bank of New York Company,
                Inc. ......................         174,048
     21,182   US Bancorp....................        697,947
     57,645   Wachovia Corp. ...............      2,954,306
     97,500   Wells Fargo & Company.........      3,429,075
                                               ------------
                                                 12,732,512
                                               ------------

              BROADCAST SERVICES/MEDIA -- 3.2%
     55,650   CBS Corp. -- Class B..........      1,854,258
     20,650   Comcast Corp. -- Class A*.....        580,678
      9,200   Liberty Media
                Corp. -- Capital -- Series
                A*.........................       1,082,656
     62,000   The DIRECTV Group, Inc.* (8)..      1,432,820
     25,600   The McGraw-Hill Companies,
                Inc. ......................       1,742,848
     75,200   The Walt Disney Company.......      2,567,328
    134,990   Time Warner, Inc. ............      2,840,190
                                               ------------
                                                 12,100,778
                                               ------------

              BUSINESS SERVICES AND SUPPLIES -- 1.2%
     34,400   Accenture, Ltd. -- Class A
                (Bermuda)..................       1,475,416
      2,600   First Data Corp. .............         84,942
      5,400   Gartner, Inc.*................        132,786
     15,200   Manpower, Inc. ...............      1,402,048
     23,300   Moody's Corp. ................      1,449,260
                                               ------------
                                                  4,544,452
                                               ------------

              CHEMICALS -- 0.5%
     17,200   Ashland, Inc. ................      1,099,940
     10,000   Celanese Corp. -- Series A....        387,800
        300   EI du Pont de Nemours and
                Company....................          15,252
      4,800   Lyondell Chemical Company.....        178,176
      3,500   The Dow Chemical Company......        154,770
                                               ------------
                                                  1,835,938
                                               ------------

              COLLECTIBLES -- 0.0%
      1,100   Sotheby's.....................         50,622
                                               ------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 4.9%
      1,900   Adobe Systems, Inc.*..........         76,285
     16,900   Apple, Inc.*..................      2,062,476
      3,900   Automatic Data Processing,
                Inc. ......................         189,033
      2,600   Computer Sciences Corp.*......        153,790
     37,300   Dell, Inc.*...................      1,064,915
      1,700   Electronic Data Systems
                Corp. .....................          47,141
     77,300   EMC Corp.*....................      1,399,130
     71,887   Hewlett-Packard Company.......      3,207,597
     21,150   International Business
                Machines Corp. ............       2,226,038
     21,100   Lexmark International,
                Inc. -- Class A*...........       1,040,441
    197,050   Microsoft Corp. ..............      5,807,063
     58,100   Oracle Corp.*.................      1,145,151
     14,100   Sun Microsystems, Inc.*.......         74,166
                                               ------------
                                                 18,493,226
                                               ------------

              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
        700   Vulcan Materials Company......         80,178
                                               ------------

              CONSUMER GOODS AND SERVICES -- 2.5%
     51,050   Altria Group, Inc. ...........      3,580,647
     17,600   American Greetings
                Corp. -- Class A(8)........         498,608
      5,200   Avon Products, Inc. ..........        191,100
      3,500   Energizer Holdings, Inc.*.....        348,600
      1,300   NBTY, Inc.*...................         56,160
     42,798   Procter & Gamble Company......      2,618,810
     19,000   The Estee Lauder Companies,
                Inc. -- Class A............         864,690
     25,400   UST, Inc. ....................      1,364,234
                                               ------------
                                                  9,522,849
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                          VALUE
   ------                                      ------------

              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.1%
      7,400   Tech Data Corp.*..............   $    284,604
                                               ------------

              DIVERSIFIED OPERATIONS AND SERVICES -- 2.0%
    192,700   General Electric Company......      7,376,556
                                               ------------

              EDUCATION -- 0.3%
      8,800   ITT Educational Services,
                Inc.*......................       1,032,944
                                               ------------

              ELECTRONICS -- 0.7%
      6,200   Avnet, Inc.*..................        245,768
     36,500   Emerson Electric Company......      1,708,200
     23,300   Synopsys, Inc.*...............        615,819
                                               ------------
                                                  2,569,787
                                               ------------

              FINANCIAL SERVICES -- 5.1%
      6,700   American Express Company......        409,906
      6,920   Ameriprise Financial, Inc. ...        439,904
     79,699   Citigroup, Inc. ..............      4,087,762
     42,400   Countrywide Financial
                Corp.(8)...................       1,541,240
        800   Franklin Resources, Inc. .....        105,976
     16,200   Janus Capital Group, Inc.(8)..        451,008
     86,700   JPMorgan Chase & Company......      4,200,614
      8,200   MasterCard, Inc. -- Class
                A(8).......................       1,360,134
     31,300   Merrill Lynch & Company,
                Inc. ......................       2,616,054
     34,600   Morgan Stanley................      2,902,248
      3,200   SLM Corp. ....................        184,256
      1,500   T Rowe Price Group, Inc. .....         77,835
     23,550   Washington Mutual, Inc. ......      1,004,172
                                               ------------
                                                 19,381,109
                                               ------------

              FOOD AND BEVERAGE -- 1.6%
      6,100   General Mills, Inc. ..........        356,362
     56,754   Kraft Foods, Inc. -- Class A..      2,000,578
      3,500   Molson Coors Brewing
                Company -- Class B.........         323,610
     12,400   PepsiCo, Inc. ................        804,140
     22,450   The Coca-Cola Company.........      1,174,360
     66,300   Tyson Foods, Inc. -- Class A..      1,527,552
                                               ------------
                                                  6,186,602
                                               ------------

              INSURANCE -- 3.6%
     16,100   Ambac Financial Group, Inc. ..      1,403,759
     25,603   American International
                Group, Inc. ...............       1,792,978
     31,300   CIGNA Corp. ..................      1,634,486
        400   CNA Financial Corp.(8)........         19,076
     46,000   Genworth Financial,
                Inc. -- Class A............       1,582,400
     29,100   Loews Corp. ..................      1,483,518
     21,302   MBIA, Inc.(8).................      1,325,410
     33,200   MetLife, Inc. ................      2,140,737
     34,800   The Travelers Companies,
                Inc. ......................       1,861,800
      3,100   XL Capital, Ltd. -- Class A
                (Cayman Islands)...........         261,299
                                               ------------
                                                 13,505,463
                                               ------------

              INTERNET SERVICES -- 2.4%
      8,900   Amazon.com, Inc.*(8)..........        608,849
    157,450   Cisco Systems, Inc.*..........      4,384,983
      8,400   eBay, Inc.*...................        270,312
      2,900   Expedia, Inc.*................         84,941
      2,190   Google, Inc. -- Class A*......      1,146,202
     22,300   IAC/InterActive Corp.*(8).....        771,803
      3,500   Juniper Networks, Inc.*.......         88,095
     87,000   Symantec Corp.*...............      1,757,400
                                               ------------
                                                  9,112,585
                                               ------------

              LEISURE AND RECREATION -- 0.4%
      2,900   Carnival Corp. (Panama).......        141,433
     32,900   Marriott International,
                Inc. -- Class A............       1,422,596
                                               ------------
                                                  1,564,029
                                               ------------

              MACHINERY -- 0.7%
      2,700   Cummins, Inc. ................        273,267
      9,400   Deere & Company...............      1,134,956
     16,500   Terex Corp.*..................      1,341,450
                                               ------------
                                                  2,749,673
                                               ------------

              MANUFACTURING -- 0.7%
     15,300   SPX Corp. ....................      1,343,493
     40,900   Tyco International, Ltd.
                (Bermuda)*.................       1,382,011
                                               ------------
                                                  2,725,504
                                               ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 1.7%
      1,800   Baxter International, Inc. ...        101,412
     22,900   Humana, Inc.*.................      1,394,839
     44,750   Johnson & Johnson.............      2,757,495
     18,150   Medtronic, Inc. ..............        941,259
        900   St Jude Medical, Inc.*........         37,341
     12,800   Zimmer Holdings, Inc.*........      1,086,592
                                               ------------
                                                  6,318,938
                                               ------------

              METALS AND MINING -- 0.6%
      1,900   Newmont Mining Corp. .........         74,214
     28,100   Nucor Corp. ..................      1,648,065
      1,000   Southern Copper Corp.(8)......         94,260
      5,200   United States Steel Corp. ....        565,500
                                               ------------
                                                  2,382,039
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                          VALUE
   ------                                      ------------

              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 6.6%
     13,614   Apache Corp. .................   $  1,110,766
     41,900   Chevron Corp. ................      3,529,656
     10,962   ConocoPhillips................        860,517
     24,850   Devon Energy Corp. ...........      1,945,507
      1,600   Dresser-Rand Group, Inc.*.....         63,200
    114,950   Exxon Mobil Corp. ............      9,642,005
     13,700   GlobalSantaFe Corp. (Cayman
                Islands)...................         989,825
     12,300   Halliburton Company...........        424,350
     33,800   Marathon Oil Corp. ...........      2,026,648
      1,500   National-Oilwell Varco,
                Inc.*......................         156,360
      4,100   Noble Energy, Inc. ...........        255,799
      3,400   ONEOK, Inc. ..................        171,394
      2,400   Plains Exploration &
                Production Company*........         114,744
     17,100   Schlumberger, Ltd.
                (Netherlands Antilles).....       1,452,474
     22,500   Tesoro Corp. .................      1,285,875
        400   Valero Energy Corp. ..........         29,544
     10,800   XTO Energy, Inc. .............        649,080
                                               ------------
                                                 24,707,744
                                               ------------

              PAPER AND FOREST PRODUCTS -- 0.2%
     67,700   Domtar Corp.*.................        755,532
                                               ------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 5.3%
     24,300   Abbott Laboratories...........      1,301,265
     28,400   AmerisourceBergen Corp. ......      1,404,948
     23,334   Amgen, Inc.*..................      1,290,137
     16,600   Biogen Idec, Inc.*............        888,100
      1,800   Celgene Corp.*................        103,194
     14,300   Eli Lilly and Company.........        799,084
     34,700   Forest Laboratories, Inc.*....      1,584,055
     42,800   Gilead Sciences, Inc.*........      1,659,356
     12,500   Medco Health Solutions,
                Inc.*......................         974,875
     61,000   Merck & Company, Inc. ........      3,037,800
     21,300   Millennium Pharmaceuticals,
                Inc.*......................         225,141
    177,960   Pfizer, Inc. .................      4,550,436
     70,600   Schering-Plough Corp. ........      2,149,064
                                               ------------
                                                 19,967,455
                                               ------------

              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
     14,700   CB Richard Ellis Group,
                Inc. -- Class A*...........         536,550
      1,100   Jones Lang LaSalle, Inc. .....        124,850
                                               ------------
                                                    661,400
                                               ------------

              REAL ESTATE INVESTMENT TRUSTS -- 0.6%
      1,000   Boston Properties, Inc. ......        102,130
      3,700   Health Care Property
                Investors, Inc. ...........         107,041
      9,800   HRPT Properties Trust.........        101,920
     24,300   ProLogis......................      1,382,670
      6,600   Simon Property Group, Inc. ...        614,064
                                               ------------
                                                  2,307,825
                                               ------------

              RETAIL -- 1.0%
     11,800   CVS Caremark Corp. ...........        430,110
      8,800   Dollar Tree Stores, Inc.*.....        383,240
      5,700   JC Penney Company, Inc. ......        412,566
        200   Kohl's Corp.*.................         14,206
     31,200   RadioShack Corp.(8)...........      1,033,968
     32,900   Rite Aid Corp.*...............        209,902
      1,972   The Home Depot, Inc. .........         77,598
     27,970   Wal-Mart Stores, Inc. ........      1,345,637
                                               ------------
                                                  3,907,227
                                               ------------

              RETAIL: RESTAURANTS -- 0.8%
     47,900   McDonald's Corp. .............      2,431,404
     18,000   YUM! Brands, Inc. ............        588,960
                                               ------------
                                                  3,020,364
                                               ------------

              RETAIL: SUPERMARKETS -- 0.8%
     44,400   Safeway, Inc. ................      1,510,932
     58,900   The Kroger Company............      1,656,857
                                               ------------
                                                  3,167,789
                                               ------------

              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.1%
      4,300   Applera Corp.-Applied
                Biosystems Group...........         131,322
      4,500   Waters Corp.*.................        267,120
                                               ------------
                                                    398,442
                                               ------------

              SEMICONDUCTORS -- 1.7%
     91,700   Atmel Corp.*..................        509,852
     79,850   Intel Corp. ..................      1,897,236
      5,000   MEMC Electronic
                Materials, Inc.*...........         305,600
     23,200   Novellus Systems, Inc.*(8)....        658,184
     12,200   NVIDIA Corp.*.................        503,982
     63,250   Texas Instruments, Inc. ......      2,380,098
                                               ------------
                                                  6,254,952
                                               ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.7%
      5,900   ALLTEL Corp. .................        398,545
      3,800   Andrew Corp.*(8)..............         54,872
    100,145   AT&T, Inc. ...................      4,156,017
     30,750   CenturyTel, Inc. .............      1,508,288

                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                          VALUE
   ------                                      ------------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)

      1,200   Polycom, Inc.*................   $     40,320
     35,400   Qwest Communications
                International, Inc.*.......         343,380
    112,150   Sprint Nextel Corp. ..........      2,322,627
     29,100   UTStarcom, Inc.*(8)...........        163,251
     32,900   Verizon Communications,
                Inc. ......................       1,354,493
                                               ------------
                                                 10,341,793
                                               ------------

              TOYS -- 0.1%
      6,300   Hasbro, Inc. .................        197,883
      3,100   Mattel, Inc. .................         78,399
                                               ------------
                                                    276,282
                                               ------------

              TRANSPORTATION -- 0.6%
     36,100   CSX Corp. ....................      1,627,388
      5,100   Union Pacific Corp. ..........        587,265
                                               ------------
                                                  2,214,653
                                               ------------

              UTILITIES -- 1.8%
      4,700   Constellation Energy Group....        409,699
     37,600   Duke Energy Corp. ............        688,080
      1,090   Dynegy, Inc. -- Class A*......         10,290
        200   Edison International..........         11,224
     15,050   Entergy Corp. ................      1,615,617
      6,200   FirstEnergy Corp. ............        401,326
      3,600   NRG Energy, Inc.*.............        149,652
     33,150   PG&E Corp. ...................      1,501,695
     44,200   Reliant Energy, Inc.*.........      1,191,190
     10,400   TXU Corp. ....................        699,920
                                               ------------
                                                  6,678,693
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $196,826,299)........     231,241,914
                                               ------------

 PRINCIPAL
 ---------

              US TREASURY SECURITIES -- 2.1%
              US TREASURY BONDS -- 0.1%
$    50,000   8.88%, 08/15/17 (8)...........         64,789
    380,000   4.50%, 02/15/36 (8)...........        344,197
    150,000   4.75%, 02/15/37...............        141,481
                                               ------------
                                                    550,467
                                               ------------

              US TREASURY INFLATION INDEX -- 1.4%
    130,865   0.88%, 04/15/10...............        124,322
     83,269   2.38%, 04/15/11...............         82,384
    941,314   1.63%, 01/15/15...............        875,275
    191,185   1.88%, 07/15/15...............        180,730
    447,591   2.00%, 01/15/16...............        425,107
    531,960   2.50%, 07/15/16...............        526,183
    163,914   2.38%, 01/15/17...............        160,085
    317,846   2.38%, 01/15/25...............        305,728
    187,364   2.00%, 01/15/26...............        169,769
  2,294,790   2.38%, 01/15/27...............      2,204,435
                                               ------------
                                                  5,054,018
                                               ------------

              US TREASURY NOTES -- 0.2%
    350,000   5.13%, 06/30/11...............        352,762
     40,000   4.63%, 10/31/11 (8)...........         39,547
    100,000   4.50%, 03/31/12 (8)...........         98,203
    420,000   4.50%, 04/30/12...............        412,322
      6,000   5.13%, 05/15/16...............          6,036
                                               ------------
                                                    908,870
                                               ------------

              US TREASURY STRIPS -- 0.4%
  3,270,000   Zero coupon, 11/15/24.........      1,320,338
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $8,021,881)..........       7,833,693
                                               ------------

              US GOVERNMENT AGENCY SECURITIES -- 19.4%
              ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10 (5)........         611,614
    209,562   Fannie Mae,
                Series 1999-7, Class AB,
                6.00%, 03/25/29 (5)........         207,550
    760,000   Fannie Mae,
                Series 2003-35, Class TE,
                5.00%, 05/25/18 (5)........         739,080
    440,823   Fannie Mae,
                Series 2004-60, Class LB,
                5.00%, 04/25/34 (5)........         428,404
    563,333   Fannie Mae,
                Series 2004-99, Class A0,
                5.50%, 01/25/34 (5)........         557,860
                                               ------------
                                                  2,544,508
                                               ------------


              FANNIE MAE -- 14.1%
  1,952,685   PL# 256219, 5.50%,
                04/01/36 (5)...............       1,872,629
    118,689   PL# 535675, 7.00%,
                01/01/16 (5)...............         122,241
        948   PL# 549906, 7.50%,
                09/01/30 (5)...............             991
      2,294   PL# 552549, 7.50%,
                09/01/30 (5)...............           2,397
        585   PL# 558384, 7.50%,
                01/01/31 (5)...............             612
      2,465   PL# 568677, 7.50%,
                01/01/31 (5)...............           2,575
        887   PL# 572762, 7.50%,
                03/01/31 (5)...............             926

                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)

$    15,843   PL# 582178, 7.50%,
                06/01/31 (5)...............    $     16,540
     13,132   PL# 594316, 6.50%,
                07/01/31 (5)...............          13,389
      2,504   PL# 602859, 6.50%,
                10/01/31 (5)...............           2,553
     14,081   PL# 614924, 7.00%,
                12/01/16 (5)...............          14,510
  1,039,812   PL# 735809, Variable Rate,
                4.48%, 08/01/35 (1) (5)....       1,032,303
     78,618   PL# 745000, 6.00%,
                10/01/35 (5)...............          77,924
     52,364   PL# 779545, 6.00%,
                06/01/34 (5)...............          51,988
     44,505   PL# 785183, 6.00%,
                07/01/34 (5)...............          44,185
    202,518   PL# 787311, 6.00%,
                06/01/34 (5)...............         201,065
  2,346,028   PL# 790915, 6.00%,
                09/01/34 (5)...............       2,329,187
  1,764,573   PL# 792113, 6.00%,
                09/01/34 (4) (5)...........       1,751,906
     54,227   PL# 793193, 5.50%,
                07/01/19 (4)...............          53,557
    341,708   PL# 793693, 6.00%,
                08/01/34 (4)...............         339,255
    101,906   PL# 801516, Variable Rate,
                4.72%, 08/01/34 (1) (4)....         101,624
    438,265   PL# 810896, Variable Rate,
                4.84%, 01/01/35 (1) (4)....         436,024
  1,062,877   PL# 835136, 6.00%,
                09/01/35 (4)...............       1,053,498
  1,339,486   PL# 844183, 6.00%,
                11/01/35 (4)...............       1,327,667
    757,148   PL# 893681, 6.00%,
                10/01/36 (4)...............         749,587
  1,537,439   PL# 893923, 6.00%,
                10/01/36 (4)...............       1,522,086
  1,825,534   PL# 894005, 6.00%,
                10/01/36 (4)...............       1,807,305
  5,649,874   PL# 911205, 6.50%,
                05/01/37 (4)...............       5,704,373
  2,200,000   TBA, 5.50%, 07/01/22 (5)......      2,167,343
    200,000   TBA, 6.00%, 07/01/22 (5)......        200,906
  8,800,000   TBA, 5.00%, 07/01/37 (5)......      8,245,872
  5,100,000   TBA, 5.50%, 07/01/37 (5)......      4,919,108
    100,000   TBA, 6.00%, 07/01/37 (5)......         98,922
  6,500,000   TBA, 5.00%, 08/01/37 (5)......      6,064,299
  7,500,000   TBA, 5.50%, 08/01/37 (5)......      7,205,858
  3,900,000   TBA, 6.00%, 08/01/37 (5)......      3,845,767
                                               ------------
                                                 53,380,972
                                               ------------

              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.2%
    220,000   4.25%, 07/29/08 (5)...........        217,658
    600,000   144A, 5.13%, 04/19/17 (5).....        580,188
                                               ------------
                                                    797,846
                                               ------------

              FEDERAL HOME LOAN BANK -- 0.8%
    300,000   5.40%, 01/02/09...............        299,882
  1,110,000   5.50%, 05/21/09...............      1,109,998
  1,790,000   5.50%, 07/15/36 (5)...........      1,765,568
                                               ------------
                                                  3,175,448
                                               ------------

              FREDDIE MAC -- 0.8%
  1,060,000   4.38%, 11/16/07...............      1,056,169
    430,000   5.63%, 11/23/35 (5)...........        403,582
    133,152   PL# 1A1145,
                Variable Rate, 6.67%,
                02/01/37 (1) (5)...........         134,684
    529,495   PL# 1N0344,
                Variable Rate, 6.61%,
                01/01/37 (1) (5)...........         537,931
    239,768   PL# 1N1447,
                Variable Rate, 5.85%,
                02/01/37 (1) (5)...........         240,699
    500,000   PL# 1N1463,
                Variable Rate, 6.04%,
                05/01/37 (1) (5)...........         502,829
                                               ------------
                                                  2,875,894
                                               ------------

              FREDDIE MAC GOLD -- 0.5%
    900,000   TBA, 5.00%, 07/01/22 (5)......        869,765
  1,000,000   TBA, 5.00%, 07/01/37 (5)......        937,344
                                               ------------
                                                  1,807,109
                                               ------------

              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.0%
      3,303   PL# 461836, 7.00%, 01/15/28...          3,445
      1,508   PL# 596647, 7.00%, 09/15/32...          1,572
    216,986   PL# 604404, 5.00%, 06/15/33...        205,756
    646,912   PL# 604845, 5.00%, 12/15/33...        613,429
    797,584   PL# 608280, 5.00%, 09/15/33...        756,302
    772,905   PL# 615892, 5.00%, 08/15/33...        732,901
    820,842   PL# 616832, 5.00%, 01/15/35...        777,460
    728,811   PL# 620521, 5.00%, 08/15/33...        691,089
    651,189   PL# 637934, 5.00%, 01/15/35...        616,774
    808,701   PL# 639093, 5.00%, 01/15/35...        765,961
    452,252   PL# 639865, 5.00%, 06/15/35...        428,351
    104,341   PL# 781881, 5.00%, 03/15/35...         98,852
  2,000,000   TBA, 6.00%, 07/01/37..........      1,989,687
                                               ------------
                                                  7,681,579
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              RESOLUTION FUNDING STRIPS -- 0.1%
$   250,000   Zero coupon, 07/15/18.........   $    139,208
    250,000   Zero coupon, 10/15/18.........        137,162
                                               ------------
                                                    276,370
                                               ------------

              TENNESSEE VALLEY AUTHORITY -- 0.2%
    630,000   5.98%, 04/01/36...............        665,063
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $74,142,857).........      73,204,789
                                               ------------

              CORPORATE BONDS AND NOTES -- 21.8%
              ADVERTISING -- 0.0%
     40,000   Lamar Media Corp.,
                7.25%, 01/01/13............          40,100
     60,000   Lamar Media Corp.,
                Series B, 6.63%, 08/15/15..          57,150
                                               ------------
                                                     97,250
                                               ------------

              AEROSPACE AND DEFENSE -- 0.0%
     25,000   DRS Technologies, Inc.,
                6.63%, 02/01/16............          24,250
                                               ------------

              AIRLINES -- 0.1%
    300,000   Delta Air Lines, Inc.,
                Series 2000-1, Class A-2,
                7.57%, 11/18/10 (5)........         311,501
                                               ------------

              AUTOMOBILE: RENTAL -- 0.0%
     35,000   Hertz Corp., 8.88%, 01/01/14..         36,663
                                               ------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.5%
     45,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08............          44,378
    300,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11 (5)........         301,779
    580,000   Ford Motor Company,
                7.45%, 07/16/31 (8)........         466,175
    970,000   General Motors Corp.,
                8.25%, 07/15/23 (8)........         888,763
     50,000   Visteon Corp.,
                8.25%, 08/01/10............          49,875
                                               ------------
                                                  1,750,970
                                               ------------

              BANKS -- 1.6%
    450,000   Bank of America Corp.,
                5.38%, 08/15/11 (5)........         448,442
    170,000   European Investment Bank,
                4.63%, 03/21/12 (5)........         165,572
    160,000   Glitnir Banki HF -- 144A
                (Iceland),
                6.33%, 07/28/11............         162,994
    380,000   Glitnir Banki HF -- 144A
                (Iceland),
                Variable Rate, 6.69%,
                06/15/16 (1)...............         391,728
    200,000   ICICI Bank, Ltd. -- 144A
                (India),
                Variable Rate, 6.38%,
                04/30/22 (1)...............         190,245
    162,000   ICICI Bank, Ltd. -- 144A
                (India),
                Variable Rate, 6.38%,
                04/30/22 (1) (8)...........         154,214
    130,000   Kaupthing Bank -- 144A
                (Iceland),
                7.13%, 05/19/16............         137,554
    600,000   Kaupthing Bank -- 144A
                (Iceland), Floating Rate,
                6.05%, 04/12/11 (2)........         605,158
    510,000   Landisbanki Islands HF -- 144A
                (Iceland),
                6.10%, 08/25/11............         516,916
     20,000   Rabobank Capital Funding Trust
                II -- 144A,
                Variable Rate, 5.26%,
                perpetual (1)..............          19,206
     40,000   Rabobank Capital Funding Trust
                III -- 144A,
                Variable Rate, 5.25%,
                perpetual (1)..............          37,520
    235,000   Resona Preferred Global
                Securities -- 144A
                (Cayman Islands),
                Variable Rate, 7.19%,
                perpetual (1)..............         240,651
    270,000   RSHB Capital Bank -- 144A
                (Luxembourg),
                6.30%, 05/15/17............         264,951
    260,000   Santander Issuances -- 144A
                (Spain),
                Variable Rate, 5.81%,
                06/20/16 (1)...............         261,358
    300,000   Shinsei Financial,
                Ltd. -- 144A (Cayman
                Islands),
                Variable Rate, 6.42%,
                perpetual (1)..............         292,178
    215,000   SunTrust Banks, Inc.,
                Series CD, 4.42%,
                06/15/09...................         211,548
    390,000   Turanalem Finance BV -- 144A
                (the Netherlands),
                8.25%, 01/22/37............         376,350
    270,000   Wachovia Bank NA, Series BKNT,
                5.80%, 12/01/08............         272,093
    220,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual (1).......         219,221
    540,000   Wachovia Corp.,
                5.25%, 08/01/14............         525,311
    175,000   Wells Fargo & Company,
                5.30%, 08/26/11............         173,891
    200,000   Wells Fargo Capital X,
                5.95%, 12/15/36............         187,173
                                               ------------
                                                  5,854,274
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.6%
$    60,000   CCH I, LLC/CCH I
                Capital Corp.,
                11.00%, 10/01/15...........    $     62,925
     20,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08............          19,833
    100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09 (5)........          96,691
    170,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14 (5)........         145,483
     60,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15 (5)........          48,505
    150,000   Comcast Cable Communications,
                8.88%, 05/01/17 (5)........         177,706
    240,000   Comcast Corp.,
                6.50%, 01/15/15 (5)........         246,448
     20,000   Comcast Corp.,
                5.88%, 02/15/18 (5)........          19,408
    180,000   Cox Communications, Inc.,
                3.88%, 10/01/08 (5)........         176,341
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18............          38,800
     15,000   CSC Holdings, Inc.,
                7.63%, 07/15/18............          14,325
     10,000   CSC Holdings, Inc.,
                Series B, 7.63%, 04/01/11..           9,975
     70,000   DIRECTV Holdings LLC/DIRECTV
                Financing Company, Inc.,
                8.38%, 03/15/13............          73,588
     30,000   Echostar DBS Corp.,
                7.00%, 10/01/13............          29,700
     90,000   Echostar DBS Corp.,
                7.13%, 02/01/16............          88,425
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09............         291,843
     10,000   Liberty Media Corp.,
                5.70%, 05/15/13............           9,449
     30,000   Quebecor Media, Inc.,
                (Canada),
                7.75%, 03/15/16............          30,600
     35,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15............          36,138
      4,000   Sinclair Broadcast Group,
                8.00%, 03/15/12............           4,120
     80,000   Time Warner Entertainment,
                8.38%, 07/15/33............          93,111
    350,000   Time Warner, Inc.,
                6.88%, 05/01/12............         365,517
     75,000   Time Warner, Inc.,
                7.70%, 05/01/32............          81,335
     30,000   Univision Communications,
                Inc. -- 144A,
                9.75%, 03/15/15 (12).......          29,775
                                               ------------
                                                  2,190,041
                                               ------------

              CHEMICALS -- 0.1%
    120,000   FMC Finance III SA -- 144A
                (Luxembourg),
                6.88%, 07/15/17............         118,320
     30,000   Georgia Gulf Corp.,
                9.50%, 10/15/14 (8)........          30,000
     30,000   Lyondell Chemical Company,
                8.00%, 09/15/14............          30,975
     15,000   Lyondell Chemical Company,
                8.25%, 09/15/16............          15,750
     27,000   Westlake Chemical Corp.,
                6.63%, 01/15/16............          25,718
                                               ------------
                                                    220,763
                                               ------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     20,000   Electronic Data Systems,
                7.13%, 10/15/09 (5)........          20,594
     40,000   Sungard Data Systems, Inc.,
                9.13%, 08/15/13............          41,150
                                               ------------
                                                     61,744
                                               ------------

              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15............          55,575
                                               ------------

              CONSUMER GOODS AND SERVICES -- 0.1%
    390,000   Altria Group, Inc.,
                7.00%, 11/04/13 (5)........         414,182
    100,000   Reynolds American, Inc.,
                6.75%, 06/15/17............         100,849
                                               ------------
                                                    515,031
                                               ------------

              CONTAINERS AND PACKAGING -- 0.0%
     50,000   Graham Packaging Company,
                LP, 8.50%, 10/15/12........          50,563
     25,000   Graham Packaging Company, LP,
                9.88%, 10/15/14 (8)........          25,406
                                               ------------
                                                     75,969
                                               ------------

              ELECTRONICS -- 0.0%
     15,000   NXP BV/NXP Funding LLC (the
                Netherlands),
                7.88%, 10/15/14............          14,850
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
$   160,000   Waste Management, Inc.,
                6.50%, 11/15/08............    $    161,859
    270,000   Waste Management, Inc.,
                6.38%, 11/15/12............         276,451
                                               ------------
                                                    438,310
                                               ------------

              EQUIPMENT RENTAL AND LEASING -- 0.1%
    250,000   International Lease Finance
                Corp. E-Capital Trust
                II -- 144A,
                Variable Rate, 6.25%,
                12/21/65 (1)...............         244,229
                                               ------------

              FINANCIAL SERVICES -- 3.8%
    100,000   AGFC Capital Trust I -- 144A,
                Variable Rate, 6.00%,
                01/15/67 (1)...............          95,803
    200,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10............         195,082
    180,000   American Express Company,
                Variable Rate, 6.80%,
                09/01/66 (1) (5)...........         185,917
    560,000   Citigroup, Inc.,
                5.10%, 09/29/11 (5)........         551,895
    100,000   Countrywide Financial Corp.,
                Series MTN, Floating Rate,
                5.49%, 01/05/09 (2)........          99,752
    760,000   Countrywide Financial Corp.,
                Series MTNA, 4.50%,
                06/15/10 (5)...............         735,898
    280,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.52%, 02/27/08 (2)........         280,091
    120,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.47%, 06/18/08 (2)........         120,029
     90,000   Credit Suisse (Guernsey),
                Variable Rate, 5.86%,
                11/15/49 (1) (5)...........          86,871
     10,000   E*TRADE Financial Corp.,
                7.38%, 09/15/13............          10,200
  2,645,000   Ford Motor Credit Company,
                5.80%, 01/12/09............       2,589,985
    220,000   Ford Motor Credit Company,
                7.38%, 10/28/09............         218,499
    129,000   Ford Motor Credit Company LLC,
                Floating Rate, 10.61%,
                06/15/11 (2)...............         139,464
    210,000   General Electric Capital
                Corp.,
                Series MTNA, 4.25%,
                01/15/08...................         208,831
    300,000   General Electric Capital
                Corp.,
                Series MTNA, 4.13%,
                09/01/09...................         292,886
    800,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07............         800,574
  1,130,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09............       1,114,056
    110,000   General Motors Acceptance
                Corp.,
                Series GM, 6.31%,
                11/30/07...................         109,746
    120,000   General Motors Acceptance
                Corp.,
                Series MTN, 4.38%,
                12/10/07...................         119,147
     80,000   GMAC LLC,
                5.13%, 05/09/08............          79,017
  1,020,000   GMAC LLC,
                6.63%, 05/15/12............         985,998
    270,000   GMAC LLC,
                8.00%, 11/01/31............         276,843
    160,000   GMAC LLC,
                Series MTN, Floating Rate,
                6.51%, 09/23/08 (2)........         160,048
    560,000   HSBC Finance Corp.,
                4.63%, 01/15/08............         557,903
    330,000   JPMorgan Chase & Company,
                5.13%, 09/15/14............         317,354
    450,000   JPMorgan Chase & Company,
                5.15%, 10/01/15............         428,607
    180,000   Lehman Brothers Holdings,
                Inc.,
                4.50%, 07/26/10............         175,106
    290,000   Lehman Brothers Holdings,
                Inc.,
                Series MTN, 5.25%,
                02/06/12...................         285,336
    170,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands),
                Variable Rate, 6.35%,
                perpetual (1)..............         167,321
     70,000   Morgan Stanley,
                3.63%, 04/01/08............          69,055
    260,000   Morgan Stanley,
                Series MTN, 5.63%,
                01/09/12...................         259,694
    100,000   Morgan Stanley,
                Series MTN, Floating Rate,
                5.81%, 10/18/16 (2)........         100,068
    640,000   Residential Capital LLC,
                6.00%, 02/22/11............         619,783
     40,000   Residential Capital LLC,
                6.50%, 06/01/12............          39,072
    520,000   Sigma Finance, Inc. -- 144A,
                Series MTN1, Variable Rate,
                8.50%, 08/11/16 (1)........         519,038
     60,000   SLM Corp.,
                Series MTN, 5.05%,
                11/14/14...................          49,968
    220,000   SLM Corp.,
                Series MTNA, 5.00%,
                10/01/13...................         187,949
    500,000   SLM Corp.,
                Series MTNA, 5.38%,
                05/15/14...................         429,056
     10,000   SLM Corp.,
                Series MTNA, 5.00%,
                04/15/15...................           8,230

                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)

$    40,000   SLM Corp.,
                Series MTNA, 5.63%,
                08/01/33...................    $     31,283
    220,000   The Bear Stearns Companies,
                Inc.,
                5.55%, 01/22/17 (5) (8)....         208,277
    170,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10............         165,861
    120,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11............         117,876
                                               ------------
                                                 14,193,469
                                               ------------

              FUNERAL SERVICES -- 0.0%
     10,000   Service Corp. International,
                6.75%, 04/01/16............           9,525
     40,000   Service Corp. International,
                7.63%, 10/01/18............          40,700
     35,000   Service Corp.
                International -- 144A,
                7.50%, 04/01/27............          33,163
                                               ------------
                                                     83,388
                                               ------------

              INSURANCE -- 0.3%
     40,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13 (5)........          38,817
    300,000   MERNA Reinsurance, Ltd.
                (Bermuda),
                Floating Rate, 7.11%,
                07/01/12 (2)...............         299,991
    430,000   MetLife, Inc.,
                6.40%, 12/15/36............         399,590
    350,000   The Travelers Companies, Inc.,
                Variable Rate, 6.25%,
                03/15/37 (1)...............         336,932
                                               ------------
                                                  1,075,330
                                               ------------


              LEISURE AND RECREATION -- 0.1%
     20,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16 (8).......          22,200
     25,000   Boyd Gaming Corp.,
                6.75%, 04/15/14............          24,625
     80,000   Boyd Gaming Corp.,
                7.13%, 02/01/16............          78,000
     30,000   Inn of The Mountain Gods,
                12.00%, 11/15/10...........          32,325
     25,000   MGM MIRAGE,
                6.00%, 10/01/09............          24,906
     50,000   MGM MIRAGE,
                8.50%, 09/15/10............          52,563
      5,000   MGM MIRAGE,
                6.63%, 07/15/15............           4,569
     85,000   MGM MIRAGE,
                7.63%, 01/15/17............          81,281
     15,000   Mohegan Tribal Gaming
                Authority,
                6.13%, 02/15/13............          14,625
     90,000   Station Casinos, Inc.,
                7.75%, 08/15/16............          89,550
     10,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16............           8,875
                                               ------------
                                                    433,519
                                               ------------

              MANUFACTURING -- 0.2%
    270,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11............         278,402
    530,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13............         544,938
                                               ------------
                                                    823,340
                                               ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.2%
     90,000   Community Health Systems,
                Inc. -- 144A,
                8.88%, 07/15/15............          91,688
    125,000   DaVita, Inc. -- 144A,
                6.63%, 03/15/13............         122,656
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08............          10,050
    141,000   HCA, Inc.,
                6.25%, 02/15/13............         127,605
    160,000   HCA, Inc.,
                6.75%, 07/15/13............         146,000
     11,000   HCA, Inc.,
                5.75%, 03/15/14............           9,336
      6,000   HCA, Inc.,
                6.50%, 02/15/16............           5,108
     20,000   HCA, Inc. -- 144A,
                9.13%, 11/15/14............          21,075
    160,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16............         170,800
     26,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16............          28,015
     60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11............          55,125
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12............          27,000
                                               ------------
                                                    814,458
                                               ------------

              METALS AND MINING -- 0.2%
    190,000   Freeport-McMoRan Copper &
                Gold, Inc.,
                8.38%, 04/01/17............         203,300
     65,000   Steel Dynamics, Inc. -- 144A,
                6.75%, 04/01/15............          64,025
    356,000   Vale Overseas, Ltd. (Cayman
                Islands),
                6.88%, 11/21/36............         358,736
                                               ------------
                                                    626,061
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.0%
$    40,000   Xerox Corp.,
                6.75%, 02/01/17............    $     41,103
                                               ------------

              OIL, COAL AND GAS -- 2.0%
     30,000   AmeriGas Partners LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16............          29,625
    235,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31 (5)........         253,219
     35,000   Anadarko Petroleum Corp.,
                6.45%, 09/15/36 (5)........          33,772
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15............          46,013
      5,000   Chesapeake Energy Corp.,
                6.38%, 06/15/15............           4,794
     20,000   Chesapeake Energy Corp.,
                6.25%, 01/15/18............          18,775
    340,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07............         338,857
    105,000   Complete Production
                Service -- 144A,
                8.00%, 12/15/16............         106,575
    150,000   Conoco, Inc.,
                6.95%, 04/15/29 (5)........         164,180
    125,000   Dynegy Holdings, Inc. -- 144A,
                7.75%, 06/01/19............         116,875
    320,000   El Paso Corp.,
                7.00%, 06/15/17............         318,094
     86,000   El Paso Corp.,
                Series MTN, 7.80%,
                08/01/31...................          87,519
     25,000   El Paso Corp.,
                Series MTN, 7.75%,
                01/15/32...................          25,308
    330,000   El Paso Natural Gas,
                8.38%, 06/15/32 (5)........         388,607
    500,000   El Paso Performance-
                Link -- 144A,
                7.75%, 07/15/11............         517,500
    190,000   Gaz Capital (Gazprom) -- 144A
                (Luxembourg),
                6.51%, 03/07/22............         188,005
    720,000   Gaz Capital (Gazprom) -- 144A
                (Luxembourg),
                6.21%, 11/22/16 (8)........         703,080
     30,000   Hess Corp.,
                7.88%, 10/01/29 (5)........          33,909
    220,000   Hess Corp.,
                7.30%, 08/15/31 (5)........         236,623
    260,000   Intergas Finance BV -- 144A
                (the Netherlands),
                6.38%, 05/14/17............         249,600
    180,000   Kerr-McGee Corp.,
                6.95%, 07/01/24............         187,219
    830,000   Kerr-McGee Corp.,
                7.88%, 09/15/31............         961,910
     50,000   Kinder Morgan Energy
                Partners, LP,
                6.30%, 02/01/09............          50,555
    240,000   Kinder Morgan Energy
                Partners, LP,
                6.75%, 03/15/11............         248,571
     40,000   Kinder Morgan Energy
                Partners, LP,
                6.00%, 02/01/17............          39,215
     70,000   OPTI Canada, Inc. -- 144A
                (Canada),
                7.88%, 12/15/14............          70,290
     55,000   OPTI Canada, Inc. -- 144A
                (Canada),
                8.25%, 12/15/14............          56,100
     40,000   Peabody Energy Corp.,
                Series B, 6.88%, 03/15/13..          40,000
    310,000   Pemex Project Funding
                Master Trust,
                7.38%, 12/15/14............         338,472
    290,000   Petrobas International Finance
                Company (Cayman Islands),
                6.13%, 10/06/16............         285,650
      5,000   Pogo Producing Company,
                6.63%, 03/15/15............           4,975
     50,000   Pogo Producing Company,
                6.88%, 10/01/17 (8)........          49,875
     30,000   Pride International, Inc.,
                7.38%, 07/15/14............          30,225
     25,000   Semgroup LP,
                8.75%, 11/15/15............          25,250
     15,000   Southern Natural Gas,
                8.00%, 03/01/32............          17,087
     95,000   Suburban Propane Partners,
                6.88%, 12/15/13............          92,150
     40,000   Tennessee Gas Pipeline,
                7.63%, 04/01/37............          44,092
    310,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16............         320,385
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12............          87,900
     20,000   Williams Companies, Inc.,
                7.75%, 06/15/31............          21,275
    390,000   Williams Companies, Inc.,
                Series A, 7.50%, 01/15/31..         405,600
    190,000   XTO Energy, Inc.,
                7.50%, 04/15/12............         204,474
                                               ------------
                                                  7,442,200
                                               ------------

              PAPER AND FOREST PRODUCTS -- 0.0%
    110,000   Weyerhaeuser Company,
                6.75%, 03/15/12............         113,926
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.1%
$    40,000   AmerisourceBergen Corp.,
                5.88%, 09/15/15 (5)........    $     38,663
    230,000   Wyeth,
                5.95%, 04/01/37............         220,553
                                               ------------
                                                    259,216
                                               ------------

              PRINTING AND PUBLISHING -- 0.0%
    105,000   Idearc, Inc.,
                8.00%, 11/15/16............         106,575
     40,000   TL Acquisitions, Inc. -- 144A,
                10.50%, 01/15/15...........          39,758
                                               ------------
                                                    146,333
                                               ------------

              PRIVATE ASSET BACKED: BANKS -- 0.8%
    699,952   Washington Mutual Bank,
                Series 2005-AR13, Class
                A1B3, Floating Rate, 5.68%,
                10/25/45 (3)...............         702,127
    402,457   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2005-AR1, Class A1A,
                Floating Rate, 5.64%,
                01/25/45 (3)...............         403,374
    653,288   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2005-AR13, Class
                A1A1, Floating Rate, 5.61%,
                10/25/45 (3)...............         654,825
    771,613   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2005-AR15, Class
                A1A2, Floating Rate, 5.60%,
                11/25/45 (3)...............         774,840
    568,867   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2007-HY4, Class 4A1,
                5.53%, 09/25/36............         566,840
                                               ------------
                                                  3,102,006
                                               ------------

              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.4%
    633,305   Lehman XS Trust,
                Series 2005-5N, Class 1A1,
                Floating Rate, 5.62%,
                11/25/35 (3)...............         635,015
    450,941   Lehman XS Trust,
                Series 2005-7N, Class 1A1B,
                Floating Rate,
                5.62%, 12/25/35 (3)........         451,817
    300,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42............         284,746
                                               ------------
                                                  1,371,578
                                               ------------

              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY -- 8.9%
    748,835   Accredited Mortgage Loan
                Trust,
                Series 2005-3, Class A1,
                Floating Rate, 5.56%,
                09/25/35 (3)...............         749,657
    302,618   Adjustable Rate Mortgage
                Trust,
                Series 2004-2, Class 7A2,
                Floating Rate, 5.74%,
                02/25/35 (3)...............         303,877
    230,782   Adjustable Rate Mortgage
                Trust,
                Series 2004-5, Class 7A2,
                Floating Rate, 5.70%,
                04/25/35 (3)...............         231,308
    280,000   Banc of America Commercial
                Mortgage, Inc.,
                Series 2005-5, Class A4,
                5.12%, 09/10/15 (5)........         267,430
  3,673,115   Bear Stearns Asset Backed
                Securities, Inc.,
                Series 07-SD1, Class 1A3A,
                6.50%, 10/25/36 (5)........       3,624,445
  1,576,187   Bear Stearns Mortgage Funding
                Trust,
                Series 2006-AR5, Class 1A2,
                Floating Rate, 5.53%,
                12/25/36 (3)...............       1,581,071
    126,444   Chevy Chase Mortgage Funding
                Corp. -- 144A,
                Series 2003-3A, Class A1,
                Floating Rate, 5.67%,
                07/25/34 (3)...............         126,463
    364,142   Countrywide Alternative
                Loan Trust,
                Series 2005-36, Class 3A1,
                Floating Rate, 4.95%,
                08/25/35 (3) (5)...........         361,523
    882,647   Countrywide Alternative
                Loan Trust,
                Series 2005-56, Class 4A1,
                Floating Rate,
                5.63%, 11/25/35 (3)........         886,226
    957,849   Countrywide Alternative Loan
                Trust,
                Series 2005-59, Class 1A1,
                Floating Rate,
                5.65%, 11/20/35 (3)........         961,827
    279,134   Countrywide Asset-Backed
                Certificates,
                Series 2005-11, Class AF1,
                Floating Rate, 5.50%,
                02/25/36 (3)...............         279,357
    352,335   Countrywide Asset-Backed
                Certificates,
                Series 2005-4, Class AF3,
                4.46%, 10/25/35............         348,385
    512,936   Countrywide Home Equity
                Loan Trust,
                Series 2005-G, Class 2A,
                Floating Rate, 5.55%,
                12/15/35 (3)...............         513,668

                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND
                HOME EQUITY (CONTINUED)

$   924,745   Countrywide Home
                Loans -- 144A,
                Series 2005-R3, Class AF,
                Floating Rate, 5.72%,
                09/25/35 (3)...............    $    931,199
    126,678   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate, 5.72%,
                12/25/32 (3)...............         126,861
    874,982   GMAC Commercial Mortgage
                Securities, Inc.,
                Series 1999-C2, Class A2,
                6.95%, 09/15/33............         893,695
    999,550   GMAC Mortgage Corp. Loan
                Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.66%, 03/18/35 (3)........         984,831
  1,500,000   GMAC Mortgage Corp.
                Loan Trust,
                Series 2006-HE1, Class A,
                Floating Rate, 5.53%,
                11/25/36 (3)...............       1,500,643
  1,561,537   GSAMP Trust -- 144A,
                Series 2006-SD2, Class A1,
                Floating Rate, 5.43%,
                05/25/46 (3)...............       1,555,541
    417,777   Impac CMB Trust,
                Series 2004-6, Class 1A1,
                Floating Rate, 5.72%,
                10/25/34 (3)...............         418,288
    223,679   IndyMac Index Mortgage
                Loan Trust,
                Series 2005-AR15, Class A2,
                5.10%, 09/25/35............         217,962
  1,080,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-CB12, Class A4,
                4.90%, 09/12/37............       1,017,178
    810,501   JPMorgan Mortgage Trust,
                Series 2004-A3, Class 1A1,
                Floating Rate, 4.30%,
                07/25/34 (3)...............         797,911
    870,000   LB-UBS Commercial
                Mortgage Trust,
                Series 2005-C1, Class A3,
                4.55%, 02/15/30............         833,207
    932,292   Lehman XS Trust,
                Series 2006-GP4, Class
                3A1A, Floating Rate, 5.39%,
                08/25/46 (3)...............         932,311
  1,098,000   Merrill Lynch Mortgage
                Investors, Inc.,
                Series 2005-A4, Class 2A2,
                4.46%, 07/25/35............       1,067,861
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc.,
                Series 2005-A5, Class A3,
                4.44%, 06/25/35............       1,260,824
    500,000   Merrill Lynch Mortgage Trust,
                Series 2006-C1, Class A4,
                Floating Rate, 5.84%,
                05/12/39 (3)...............         496,749
    297,012   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate, 5.64%,
                10/25/28 (3)...............         297,051
    238,574   Opteum Mortgage
                Acceptance Corp.,
                Series 2005-4, Class 1A1A,
                Floating Rate, 5.49%,
                11/25/35 (3)...............         238,687
    904,287   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A1,
                5.50%, 05/25/35............         884,034
    435,178   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A2,
                6.00%, 05/25/35............         434,448
  1,872,471   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A1,
                5.50%, 05/25/35............       1,837,829
  1,757,704   Residential Accredit Loans,
                Inc.,
                Series 2005-Q03, Class A1,
                Floating Rate, 5.72%,
                10/25/45 (3)...............       1,763,450
    949,761   Structured Adjustable Rate
                Mortgage Loan Trust,
                Series 2005-15, Class 1A1,
                5.06%, 07/25/35............         938,122
    415,809   Structured Asset Mortgage
                Investments, Inc.,
                Series 2003-AR4, Class A1,
                Floating Rate, 5.67%,
                01/19/34 (3)...............         416,661
  2,161,375   Thornburg Mortgage Securities
                Trust,
                Series 2006-1, Class A3,
                Floating Rate, 5.49%,
                01/25/36 (3)...............       2,160,853
    930,337   Zuni Mortgage Loan Trust,
                Series 2006-0A1, Class A1,
                Floating Rate, 5.45%,
                08/25/36 (3)...............         930,446
                                               ------------
                                                 33,171,879
                                               ------------

              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     50,000   Host Marriott LP,
                Series Q, 6.75%, 06/01/16..          49,250
     50,000   Ventas Realty LP/Ventas
                Capital Corp.,
                6.75%, 06/01/10............          50,750
     40,000   Ventas Realty LP/Ventas
                Capital Corp.,
                6.75%, 04/01/17............          39,700
                                               ------------
                                                    139,700
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL -- 0.0%
$    20,000   JC Penney Company, Inc.,
                7.40%, 04/01/37............    $     21,109
                                               ------------

              RETAIL: SUPERMARKETS -- 0.0%
     93,000   Delhaize America, Inc.,
                9.00%, 04/15/31 (5)........         112,823
                                               ------------

              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     80,000   Cie Generale de Geophysique
                (France),
                7.50%, 05/15/15............          80,400
     40,000   Cie Generale de Geophysique
                (France),
                7.75%, 05/15/17............          40,700
                                               ------------
                                                    121,100
                                               ------------

              SEMICONDUCTORS -- 0.0%
     25,000   Freescale Semiconductor,
                Inc. -- 144A,
                8.88%, 12/15/14............          24,000
     40,000   MagnaChip Semiconductor, Ltd.,
                Floating Rate,
                8.61%, 12/15/11 (2) (8)....          36,000
                                               ------------
                                                     60,000
                                               ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.9%
    190,000   AT&T, Inc.,
                5.10%, 09/15/14............         181,498
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15............          54,175
     15,000   Citizens Communications
                Company,
                9.25%, 05/15/11............          16,275
     30,000   Citizens Communications
                Company,
                7.13%, 03/15/19............          28,500
     30,000   Citizens Communications
                Company,
                7.88%, 01/15/27............          29,325
    180,000   Deutsche Telecom International
                Finance BV (the
                Netherlands),
                5.75%, 03/23/16 (5)........         175,889
     45,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                9.25%, 06/15/16............          48,038
     25,000   Intelsat Corp.,
                9.00%, 06/15/16............          26,313
    220,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30............         247,359
     50,000   Level 3 Financing, Inc.,
                9.25%, 11/01/14............          50,750
     40,000   Level 3 Financing,
                Inc. -- 144A,
                8.75%, 02/15/17............          39,750
     10,000   Nextel Communications, Inc.,
                Series D, 7.38%, 08/01/15..          10,004
    580,000   Nextel Communications, Inc.,
                Series E, 6.88%, 10/31/13..         576,196
     60,000   Nextel Communications, Inc.,
                Series F, 5.95%, 03/15/14..          57,224
    520,000   Qwest Communications
                International, Inc.,
                Floating Rate, 8.86%,
                02/15/09 (2)...............         527,799
    105,000   Qwest Corp.,
                7.88%, 09/01/11............         109,988
     40,000   Rogers Wireless, Inc.
                (Canada),
                6.38%, 03/01/14............          40,481
    270,000   Sprint Capital Corp.,
                8.38%, 03/15/12............         294,423
    120,000   Sprint Capital Corp.,
                8.75%, 03/15/32............         135,140
     10,000   Sprint Nextel Corp.,
                6.00%, 12/01/16............           9,503
    200,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15............         186,277
     50,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12............          53,910
    300,000   Verizon New York, Inc.,
                Series A, 6.88%, 04/01/12..         313,096
     85,000   Windstream Corp.,
                8.63%, 08/01/16............          90,313
                                               ------------
                                                  3,302,226
                                               ------------

              TRANSPORTATION -- 0.0%
     20,000   Teekay Shipping Corp.
                (Marshall Islands),
                8.88%, 07/15/11............          21,300
    110,000   Union Pacific Corp.,
                5.38%, 05/01/14............         106,372
                                               ------------
                                                    127,672
                                               ------------

              UTILITIES -- 0.7%
    604,000   AES Corp.,
                7.75%, 03/01/14............         608,529
     70,000   Dominion Resources, Inc.,
                4.75%, 12/15/10 (5)........          68,418
    220,000   Dominion Resources, Inc.,
                5.70%, 09/17/12 (5)........         220,420
     70,000   Edison Mission Energy -- 144A,
                7.00%, 05/15/17............          66,325
     90,000   Edison Mission Energy -- 144A,
                7.20%, 05/15/19............          85,050
     40,000   Edison Mission Energy -- 144A,
                7.63%, 05/15/27............          38,000
     40,000   Exelon Corp.,
                5.63%, 06/15/35 (5)........          35,854
    160,000   FirstEnergy Corp.,
                Series B, 6.45%, 11/15/11..         164,221

                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     ------------

              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES (CONTINUED)

$   385,000   FirstEnergy Corp.,
                Series C, 7.38%, 11/15/31..    $    418,006
     37,566   Midwest Generation LLC,
                Series B, 8.56%, 01/02/16..          40,078
     80,000   NRG Energy, Inc.,
                7.25%, 02/01/14............          80,400
     10,000   NRG Energy, Inc.,
                7.38%, 02/01/16............          10,050
     10,000   NRG Energy, Inc.,
                7.38%, 01/15/17............          10,063
    110,000   Pacific Gas & Electric
                Company,
                6.05%, 03/01/34............         106,902
    110,000   Pacific Gas & Electric
                Company,
                5.80%, 03/01/37............         102,953
    210,000   TXU Corp., Series P, 5.55%,
                11/15/14...................         179,325
     35,000   TXU Corp., Series Q, 6.50%,
                11/15/24...................          29,115
    320,000   TXU Corp., Series R, 6.55%,
                11/15/34...................         260,422
                                               ------------
                                                  2,524,131
                                               ------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $82,688,169).........      81,997,987
                                               ------------


              CONVERTIBLE BONDS -- 0.0%
              AUTOMOBILES/MOTOR VEHICLES,
                AUTOMOTIVE EQUIPMENT AND
                REPAIRS
     40,000   Ford Motor Company,
                4.25%, 12/15/36 (Cost
                $40,000)...................          50,300
                                               ------------

              MUNICIPAL BONDS -- 0.4%
              VIRGINIA
  1,416,187   Virginia State Housing
                Development Authority,
                Series C, Revenue Bond,
                6.00%, 06/25/34
                (Cost $1,393,076)..........       1,395,681
                                               ------------


              FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24............         447,035
     97,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27...........         137,013
    292,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40 (8).......         383,323
    230,000   Republic of Colombia,
                Series MTN, (Colombia),
                7.38%, 09/18/37 (5)........         255,875
    206,000   Republic of Panama (Panama),
                7.13%, 01/29/26............         220,420
     14,925   Russian Federation -- 144A
                (Russia),
                7.50%, 03/31/30............          16,464
     16,000   United Mexican States
                (Mexico),
                5.63%, 01/15/17............          15,704
    357,000   United Mexican States, Series
                MTNA, (Mexico),
                6.75%, 09/27/34............         381,633
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $1,743,295)..........       1,857,467
                                               ------------

 CONTRACTS
 ---------

              PURCHASED CALL OPTIONS -- 0.0%
         45   Euribor, receives 3 month
                floating LIBOR, Expiring
                September 2007 @ 95.88.....             381
         15   Euro-Bund, Expiring August
                2007 @ 113.................           2,639
         77   IMM Euro September Future,
                Expiring September 2007 @
                94.63......................          10,587
                                               ------------
              TOTAL PURCHASED CALL OPTIONS
                (Cost $43,907).............          13,607
                                               ------------

 PRINCIPAL
 ---------

              SECURITIES LENDING COLLATERAL -- 3.2%
$11,890,436   Securities Lending Collateral
                Investment (Note 4)
                (Cost $11,890,436).........      11,890,436
                                               ------------
              TOTAL SECURITIES
                (Cost $376,789,920)........     409,485,874
                                               ------------

              REPURCHASE AGREEMENTS -- 3.8%
 14,424,271   With Investors Bank and Trust,
                dated 06/29/07,
                4.76%, due 07/02/07,
                repurchase proceeds at
                maturity $14,429,992
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 4.27%, due
                07/01/33, with a value of
                $9,158,049 and various
                Small Business
                Administrations,
                8.09% -- 8.13%, due
                02/25/26 -- 08/25/29, with
                a total value of
                $5,987,436) (Cost
                $14,424,271)...............      14,424,271
                                               ------------
              Total Investments before Call
                and Put Options
                Written -- 112.5%
                (Cost $391,214,191)........     423,910,145
                                               ------------

 CONTRACTS
 ---------

              CALL OPTIONS WRITTEN -- (0.0)%
        (91)  US Treasury Note (10 year)
                September Future, Expiring
                August 2007 @ 106
                (Premium $29,061)..........         (55,453)
                                               ------------


                       See notes to financial statements.

                               BALANCED PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 CONTRACTS                                         VALUE
 ---------                                     ------------

              PUT OPTIONS WRITTEN -- (0.0)%
        (91)  US Treasury Note (10 year)
                September Future, Expiring
                August 2007 @ 103
                (Premium $31,592)..........    $     (9,953)
                                               ------------
              Total Investments net of Call
                and Put Options
                Written -- 112.5%
                (Cost $391,153,538)........     423,844,739
              Liabilities less other
                assets -- (12.5)%..........     (47,058,738)
                                               ------------
              NET ASSETS -- 100.0%..........   $376,786,001
                                               ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $391,153,538.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $37,428,275
Gross unrealized depreciation...    (4,737,074)
                                   -----------
Net unrealized appreciation.....   $32,691,201
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                            VALUE
   ------                                       --------------



               COMMON STOCKS -- 98.8%
               ADVERTISING -- 0.5%
   1,553,900   The Interpublic Group of
                 Companies, Inc.*(8)........    $  $17,714,460
                                                --------------


               AEROSPACE AND DEFENSE--0.6%
     300,000   Northrop Grumman Corp. .......       23,361,000
                                                --------------

               APPAREL: MANUFACTURING AND RETAIL -- 1.7%
     320,000   Limited Brands, Inc. .........        8,784,000
     837,762   Macy's, Inc. .................       33,326,172
     569,800   The Gap, Inc. ................       10,883,180
     110,000   VF Corp. .....................       10,073,800
                                                --------------
                                                    63,067,152
                                                --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 1.3%
     154,727   Autoliv, Inc. ................        8,799,324
     104,000   BorgWarner, Inc.(8)...........        8,948,160
     825,700   General Motors Corp.(8).......       31,211,460
                                                --------------
                                                    48,958,944
                                                --------------

               BANKS -- 3.3%
   1,426,082   Bank of America Corp. ........       69,721,149
     587,200   National City Corp.(8)........       19,565,504
     215,800   SunTrust Banks, Inc. .........       18,502,692
     115,000   Wachovia Corp. ...............        5,893,750
     265,600   Wells Fargo & Company.........        9,341,152
                                                --------------
                                                   123,024,247
                                                --------------

               BROADCAST SERVICES/MEDIA -- 6.0%
     813,500   CBS Corp. -- Class B..........       27,105,820
      12,671   Citadel Broadcasting
                 Corp.(8)...................            81,728
   1,052,300   Clear Channel Communications,
                 Inc. ......................        39,797,986
   1,403,700   Comcast Corp. -- Class A*.....       39,472,044
     717,500   Comcast Corp. -- Special Class
                 A*(8)......................        20,061,300
     165,000   The Walt Disney Company.......        5,633,100
   4,258,300   Time Warner, Inc. ............       89,594,632
                                                --------------
                                                   221,746,610
                                                --------------

               BUSINESS SERVICES AND SUPPLIES -- 0.1%
     125,000   Accenture, Ltd. -- Class A
                 (Bermuda)..................         5,361,250
                                                --------------

               CHEMICALS -- 0.5%
     200,000   EI du Pont de Nemours and
                 Company....................        10,168,000
     200,000   The Dow Chemical Company......        8,844,000
                                                --------------
                                                    19,012,000
                                                --------------

               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 3.9%
     490,000   Electronic Data Systems
                 Corp. .....................        13,587,700
     768,100   Hewlett-Packard Company.......       34,272,622
     718,200   International Business
                 Machines Corp. ............        75,590,550
     680,000   Microsoft Corp. ..............       20,039,600
                                                --------------
                                                   143,490,472
                                                --------------

               CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
     110,000   KB HOME.......................        4,330,700
                                                --------------
               CONSUMER GOODS AND SERVICES -- 4.6%
     525,000   Altria Group, Inc. ...........       36,823,500
   1,174,900   Avon Products, Inc. ..........       43,177,575
     587,800   Kimberly-Clark Corp. .........       39,317,942
     428,000   Procter & Gamble Company......       26,189,320
     115,000   The Black & Decker Corp.(8)...       10,155,650
     215,000   The Clorox Company............       13,351,500
                                                --------------
                                                   169,015,487
                                                --------------

               CONTAINERS AND PACKAGING -- 0.4%
     440,000   Owens-Illinois, Inc.*.........       15,400,000
                                                --------------

               DIVERSIFIED OPERATIONS AND SERVICES -- 2.4%
   2,330,000   General Electric Company......       89,192,400
                                                --------------

               ELECTRONICS -- 2.7%
     125,116   Arrow Electronics, Inc.*......        4,808,208
   1,121,400   Flextronics International,
                 Ltd. (Singapore)*..........        12,111,120
   1,939,177   Sanmina-SCI Corp.*............        6,069,624
   9,744,905   Solectron Corp.*..............       35,861,250
     758,900   Sony Corp. (ADR) (Japan)......       38,984,693
                                                --------------
                                                    97,834,895
                                                --------------

               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.5%
     504,200   Waste Management, Inc. .......       19,689,010
                                                --------------
               FINANCIAL SERVICES -- 15.4%
     465,900   American Express Company......       28,503,762
     281,000   Capital One Financial Corp. ..       22,041,640
   2,026,600   Citigroup, Inc. ..............      103,944,314
     616,385   Countrywide Financial
                 Corp.(8)...................        22,405,595
   1,459,500   Fannie Mae....................       95,349,135
     399,900   Freddie Mac...................       24,273,930
   2,684,640   JPMorgan Chase & Company......      130,070,809
     261,000   Legg Mason, Inc. .............       25,677,180
   1,130,500   Merrill Lynch & Company,
                 Inc. ......................        94,487,190

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                            VALUE
   ------                                       --------------

               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)

      84,000   The Goldman Sachs Group,
                 Inc. ......................    $   18,207,000
                                                --------------
                                                   564,960,555
                                                --------------

               FOOD AND BEVERAGE -- 3.3%
     265,000   Kellogg Company...............       13,724,350
   1,994,212   Kraft Foods, Inc. -- Class A..       70,295,973
      35,000   Molson Coors Brewing
                 Company -- Class B.........         3,236,100
     255,000   PepsiCo, Inc. ................       16,536,750
   1,093,305   Sara Lee Corp. ...............       19,023,507
                                                --------------
                                                   122,816,680
                                                --------------

               INSURANCE -- 8.5%
     661,300   Aetna, Inc. ..................       32,668,220
   1,194,800   American International Group,
                 Inc. ......................        83,671,844
      72,000   Fidelity National Financial,
                 Inc. -- Class A............         1,706,400
     550,000   Genworth Financial,
                 Inc. -- Class A............        18,920,000
     109,400   MBIA, Inc.(8).................        6,806,868
     450,200   MetLife, Inc. ................       29,028,896
      61,566   PartnerRe, Ltd. (Bermuda)(8)..        4,771,365
     170,000   RenaissanceRe Holdings, Ltd.
                 (Bermuda)..................        10,538,300
     393,800   The Chubb Corp. ..............       21,320,332
     145,000   The Hartford Financial
                 Services Group, Inc. ......        14,283,950
   1,274,438   The Travelers Companies,
                 Inc. ......................        68,182,433
     238,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)(8)........        20,061,020
                                                --------------
                                                   311,959,628
                                                --------------

               MANUFACTURING -- 4.0%
     140,000   Eaton Corp. ..................       13,020,000
     795,800   Honeywell International,
                 Inc. ......................        44,787,624
     300,000   Ingersoll-Rand Company,
                 Ltd. -- Class A (Bermuda)..        16,446,000
     592,950   Smurfit-Stone Container
                 Corp.*.....................         7,892,165
     147,700   SPX Corp. ....................       12,969,537
   1,541,600   Tyco International, Ltd.
                 (Bermuda)*.................        52,090,664
                                                --------------
                                                   147,205,990
                                                --------------

               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 1.4%
   1,476,600   Boston Scientific Corp.*......       22,651,044
   4,706,420   Tenet Healthcare Corp.*(8)....       30,638,794
                                                --------------
                                                    53,289,838
                                                --------------

               METALS AND MINING -- 0.7%
     390,000   Arcelor Mittal -- Class A (the
                 Netherlands)(8)............        24,336,000
                                                --------------
               OIL, COAL AND GAS -- 9.9%
     275,000   BP PLC (ADR)
                 (United Kingdom)...........        19,838,500
   1,276,300   Chevron Corp. ................      107,515,512
   1,242,602   ConocoPhillips................       97,544,257
   1,354,800   Exxon Mobil Corp. ............      113,640,624
      78,000   Occidental Petroleum Corp. ...        4,514,640
     234,600   Total SA (ADR) (France).......       18,997,908
                                                --------------
                                                   362,051,441
                                                --------------

               PAPER AND FOREST PRODUCTS -- 1.6%
     926,100   Louisiana-Pacific Corp.(8)....       17,521,812
   1,191,500   MeadWestvaco Corp. ...........       42,083,780
                                                --------------
                                                    59,605,592
                                                --------------

               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 6.0%
     385,800   AmerisourceBergen Corp. ......       19,085,526
     613,800   Merck & Company, Inc. ........       30,567,240
   2,587,400   Millennium Pharmaceuticals,
                 Inc.*......................        27,348,818
   4,322,200   Pfizer, Inc. .................      110,518,654
   1,018,300   Watson Pharmaceuticals,
                 Inc.*......................        33,125,299
                                                --------------
                                                   220,645,537
                                                --------------

               RETAIL -- 1.3%
   1,313,400   Circuit City Stores, Inc. ....       19,806,072
     911,900   Office Depot, Inc.*...........       27,630,570
                                                --------------
                                                    47,436,642
                                                --------------

               RETAIL: RESTAURANTS -- 1.0%
     705,000   McDonald's Corp. .............       35,785,800
                                                --------------
               RETAIL: SUPERMARKETS -- 1.4%
     819,925   Safeway, Inc. ................       27,902,047
     779,350   The Kroger Company............       21,923,116
                                                --------------
                                                    49,825,163
                                                --------------

               SEMICONDUCTORS -- 1.9%
   2,312,100   Intel Corp. ..................       54,935,496
   2,171,100   LSI Corp.*....................       16,304,961
                                                --------------
                                                    71,240,457
                                                --------------

               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 8.2%
   3,152,746   Alcatel-Lucent (ADR)
                 (France)(8)................        44,138,444
   2,619,855   AT&T, Inc. ...................      108,723,982

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                            VALUE
   ------                                       --------------

               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)

     390,000   Nokia Oyj (ADR)
                 (Finland) -- 144A..........    $   10,962,900
   6,555,900   Qwest Communications
                 International, Inc.*(8)....        63,592,230
   1,178,800   Sprint Nextel Corp.(8)........       24,412,948
     887,652   Verizon Communications,
                 Inc. ......................        36,544,633
     451,400   Vodafone Group PLC (ADR)
                 (United Kingdom)...........        15,180,582
                                                --------------
                                                   303,555,719
                                                --------------

               TOYS -- 0.8%
   1,101,600   Mattel, Inc. .................       27,859,464
                                                --------------
               TRANSPORTATION -- 1.6%
     120,400   Con-way, Inc. ................        6,048,896
   1,204,900   CSX Corp. ....................       54,316,892
                                                --------------
                                                    60,365,788
                                                --------------

               UTILITIES -- 3.2%
     185,000   Allegheny Energy, Inc.*.......        9,571,900
   1,159,580   American Electric Power
                 Company, Inc. .............        52,227,483
     224,800   Constellation Energy Group....       19,595,816
     225,000   Entergy Corp. ................       24,153,750
     305,800   Wisconsin Energy Corp. .......       13,525,534
                                                --------------
                                                   119,074,483
                                                --------------

               TOTAL COMMON STOCKS
                 (Cost $2,914,650,098)......     3,643,213,404
                                                --------------
Principal                                            Value
---------                                       --------------

               SECURITIES LENDING COLLATERAL -- 6.6%
$244,204,605   Securities Lending Collateral
                 Investment (Note 4)
                 (Cost $244,204,605)........    $  244,204,605
                                                --------------
               TOTAL SECURITIES
                 (Cost $3,158,854,703)......     3,887,418,009
                                                --------------

               REPURCHASE AGREEMENTS -- 1.4%
  53,220,091   With Investors Bank & Trust,
                 dated 06/29/07, 4.76%, due
                 07/02/07, repurchase
                 proceeds at maturity
                 $53,241,202 (Collateralized
                 by Fannie Mae, 5.67%, due
                 05/15/36, with a value of
                 $45,971,062, and various
                 Small Business
                 Administrations,
                 8.38% -- 8.63%, due
                 09/25/16-05/25/28, with a
                 total value of $9,910,033)
                 (Cost $53,220,091).........        53,220,091
                                                --------------
               Total Investments -- 106.8%
                 (Cost $3,212,074,794)......     3,940,638,100
               Liabilities less other
                 assets -- (6.8)%...........      (250,995,722)
                                                --------------
               NET ASSETS -- 100.0%..........   $3,689,642,378
                                                ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $3,212,074,794.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $792,484,822
Gross unrealized depreciation..    (63,921,516)
                                  ------------
Net unrealized appreciation....   $728,563,306
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                                 VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                          VALUE
   ------                                      ------------



              COMMON STOCKS -- 94.7%
              ADVERTISING--3.2%
     37,100   RH Donnelley Corp.*(8)........   $  2,811,438
    216,100   The Interpublic Group of
                Companies, Inc.*(8)........       2,463,540
                                               ------------
                                                  5,274,978
                                               ------------

              AEROSPACE AND DEFENSE -- 4.0%
     28,300   Empresa Brasileira de
                Aeronautica SA (ADR)
                (Brazil)(8)................       1,364,343
     66,700   Northrop Grumman Corp. .......      5,193,929
                                               ------------
                                                  6,558,272
                                               ------------

              APPAREL: MANUFACTURING AND RETAIL -- 1.7%
    141,900   The Gap, Inc. ................      2,710,290
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.0%
     17,600   Magna International,
                Inc. -- Class A
                (Canada)(8)................       1,601,424
                                               ------------
              BANKS -- 3.6%
     58,555   Bank of America Corp. ........      2,862,754
     26,900   Comerica, Inc. ...............      1,599,743
     21,200   KeyCorp(8)....................        727,796
     13,000   UnionBanCal Corp. ............        776,100
                                               ------------
                                                  5,966,393
                                               ------------

              BUSINESS SERVICES AND SUPPLIES -- 1.7%
     86,300   First Data Corp. .............      2,819,421
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 14.8%
    319,466   CA, Inc. .....................      8,251,807
    236,100   Electronic Data Systems
                Corp. .....................       6,547,053
    227,200   Microsoft Corp. ..............      6,695,584
    129,000   Oracle Corp.*.................      2,542,590
                                               ------------
                                                 24,037,034
                                               ------------

              CONSTRUCTION SERVICES AND SUPPLIES -- 7.1%
    135,300   Centex Corp.(8)...............      5,425,530
     79,100   Lennar Corp. -- Class A(8)....      2,891,896
    150,300   Pulte Homes, Inc. ............      3,374,235
                                               ------------
                                                 11,691,661
                                               ------------

              CONSUMER GOODS AND SERVICES -- 1.5%
     34,800   Altria Group, Inc. ...........      2,440,872
                                               ------------
              FINANCIAL SERVICES -- 8.2%
     79,100   Freddie Mac...................      4,801,370
    115,600   JPMorgan Chase & Company......      5,600,820
      8,700   Prudential Financial, Inc. ...        845,901
     50,700   Washington Mutual, Inc. ......      2,161,848
                                               ------------
                                                 13,409,939
                                               ------------

              FOOD AND BEVERAGE -- 0.2%
     10,657   Kraft Foods, Inc. -- Class A..        375,659
                                               ------------
              INSURANCE -- 14.3%
     13,700   Assurant, Inc. ...............        807,204
     70,200   Conseco, Inc.*................      1,466,478
    139,800   Genworth Financial,
                Inc. -- Class A............       4,809,120
     62,500   MetLife, Inc. ................      4,030,000
      8,200   The Hartford Financial
                Services Group, Inc. ......         807,782
    108,700   The Travelers Companies,
                Inc. ......................       5,815,450
    125,700   UnumProvident Corp. ..........      3,282,027
     28,000   XL Capital, Ltd. -- Class A
                (Cayman Islands)...........       2,360,120
                                               ------------
                                                 23,378,181
                                               ------------

              LEISURE AND RECREATION -- 0.9%
     42,620   Wyndham Worldwide Corp.*......      1,545,401
                                               ------------
              MANUFACTURING -- 6.0%
     38,000   Flowserve Corp. ..............      2,720,800
    211,800   Tyco International, Ltd.
                (Bermuda)*.................       7,156,722
                                               ------------
                                                  9,877,522
                                               ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.9%
    231,200   Tenet Healthcare Corp.*(8)....      1,505,112
                                               ------------
              METALS AND MINING -- 1.6%
     63,300   Alcoa, Inc. ..................      2,565,549
                                               ------------
              OIL, COAL AND GAS -- 3.1%
     41,200   Royal Dutch Shell PLC -- Class
                B (ADR) (United Kingdom)...       3,434,020
     21,100   Sunoco, Inc. .................      1,681,248
                                               ------------
                                                  5,115,268
                                               ------------

              PAPER AND FOREST PRODUCTS -- 0.6%
     12,500   Weyerhaeuser Company..........        986,625
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.9%
     84,900   Eli Lilly and Company.........      4,744,212
                                               ------------
              PRINTING AND PUBLISHING -- 1.0%
     45,100   Idearc, Inc. .................      1,593,383
                                               ------------
              REAL ESTATE DEVELOPMENT AND
                SERVICES -- 1.6%
     56,200   The St. Joe Company(8)........      2,604,308
                                               ------------
              RETAIL -- 6.2%
    128,700   The Home Depot, Inc. .........      5,064,345
    105,700   Wal-Mart Stores, Inc. ........      5,085,227
                                               ------------
                                                 10,149,572
                                               ------------


                       See notes to financial statements.

                                 VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                          VALUE
   ------                                      ------------

              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 1.0%
     51,000   YUM! Brands, Inc. ............   $  1,668,720
                                               ------------

              RETAIL: SUPERMARKETS -- 1.0%
     49,300   Safeway, Inc. ................      1,677,679
                                               ------------
              UTILITIES -- 6.6%
    108,300   Exelon Corp. .................      7,862,580
     52,600   FPL Group, Inc. ..............      2,984,524
                                               ------------
                                                 10,847,104
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $147,356,780)........     155,144,579
                                               ------------

 PRINCIPAL
 ---------

              SECURITIES LENDING COLLATERAL -- 10.8%
$17,660,618   Securities Lending Collateral
                Investment (Note 4)
                (Cost $17,660,618).........      17,660,618
                                               ------------
              TOTAL SECURITIES
                (Cost $165,017,398)........     172,805,197
                                               ------------

Principal                                          Value
---------                                      ------------

              REPURCHASE AGREEMENTS -- 4.1%
  6,733,344   With Investors Bank and Trust,
                dated 06/29/07, 4.76%, due
                07/02/07, repurchase
                proceeds at maturity
                $6,736,014 (Collateralized
                by Fannie Mae Adjustable
                Rate Mortgage, 4.43%, due
                07/01/33, with a value of
                $5,937,083, and Small
                Business Administration,
                8.00%, due 01/25/23, with a
                value of $1,131,928)
                (Cost $6,733,344)..........       6,733,344
                                               ------------
              Total Investments -- 109.6%
                (Cost $171,750,742)........     179,538,541
              Liabilities less other
                assets -- (9.6)%...........     (15,750,998)
                                               ------------
              NET ASSETS -- 100.0%..........   $163,787,543
                                               ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $171,750,742.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $12,508,343
Gross unrealized depreciation...    (4,720,544)
                                   -----------
Net unrealized appreciation.....   $ 7,787,799
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                            GROWTH & INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                           VALUE
   ------                                      --------------



              COMMON STOCKS -- 99.2%
              AEROSPACE AND DEFENSE--3.1%
     96,020   Lockheed Martin Corp. ........   $    9,038,363
     96,400   Northrop Grumman Corp. .......        7,506,668
    107,668   Raytheon Company..............        5,802,229
    114,996   The Boeing Company............       11,058,014
                                               --------------
                                                   33,405,274
                                               --------------

              AGRICULTURE -- 0.3%
     51,900   Monsanto Company..............        3,505,326
                                               --------------
              AIRLINES -- 0.1%
     60,888   AMR Corp.*....................        1,604,399
                                               --------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.7%
     68,925   American Eagle
                Outfitters, Inc. ..........         1,768,616
     59,000   Coach, Inc.*..................        2,796,009
     21,500   Jones Apparel Group, Inc. ....          607,375
      1,300   Payless ShoeSource, Inc.*.....           41,015
     43,768   Phillips-Van Heusen Corp. ....        2,651,028
                                               --------------
                                                    7,864,043
                                               --------------

              AUTOMOBILE: RENTAL -- 0.3%
    105,236   Avis Budget Group, Inc.*......        2,991,859
                                               --------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.0%
    103,900   AutoNation, Inc.*.............        2,331,516
     19,573   AutoZone, Inc.*...............        2,674,063
      1,600   Harley-Davidson, Inc. ........           95,376
     31,700   PACCAR, Inc. .................        2,759,168
     76,500   TRW Automotive Holdings
                Corp.*.....................         2,817,495
                                               --------------
                                                   10,677,618
                                               --------------

              BANKS -- 4.4%
    206,200   Bank of America Corp. ........       10,081,118
     65,200   Comerica, Inc. ...............        3,877,444
     12,400   Credicorp, Ltd. (Bermuda).....          758,508
     37,400   Regions Financial Corp. ......        1,237,940
     22,200   SunTrust Banks, Inc. .........        1,903,428
     12,500   The Bank of New York Company,
                Inc. ......................           518,000
    136,000   US Bancorp....................        4,481,200
    184,385   Wachovia Corp. ...............        9,449,731
    443,940   Wells Fargo & Company.........       15,613,370
                                               --------------
                                                   47,920,739
                                               --------------

              BROADCAST SERVICES/MEDIA -- 4.6%
     92,882   CBS Corp. -- Class B..........        3,094,828
     43,200   Comcast Corp. -- Class A*.....        1,214,784
      6,500   EchoStar Communications
                Corp. -- Class A*..........           281,905
      6,300   Liberty Media
                Corp. -- Capital -- Series
                A*.........................           741,384
      4,400   News Corp. -- Class B.........          100,936
     25,200   Rogers Communications,
                Inc. -- Class B
                (Canada)(8)................         1,070,748
     80,300   Shaw Communications,
                Inc. -- Class B
                (Canada)(8)................         3,375,812
    432,019   The DIRECTV Group, Inc.*(8)...        9,983,959
     89,889   The McGraw-Hill Companies,
                Inc. ......................         6,119,643
    264,682   The Walt Disney Company.......        9,036,243
    672,098   Time Warner, Inc. ............       14,140,943
                                               --------------
                                                   49,161,185
                                               --------------

              BUSINESS SERVICES AND SUPPLIES -- 1.0%
    130,006   Accenture, Ltd. -- Class A
                (Bermuda)..................         5,575,957
     24,400   Dun & Bradstreet Corp. .......        2,512,712
     20,700   First Data Corp. .............          676,269
      4,900   Gartner, Inc.*................          120,491
     33,000   Moody's Corp.(8)..............        2,052,600
      5,000   Total System Services, Inc. ..          147,550
                                               --------------
                                                   11,085,579
                                               --------------

              CHEMICALS -- 1.0%
     26,800   Ashland, Inc. ................        1,713,860
    100,746   Celanese Corp. -- Series A....        3,906,930
    102,400   Methanex Corp. (Canada).......        2,574,336
      3,600   NOVA Chemicals Corp.
                (Canada)...................           128,052
     38,063   The Lubrizol Corp. ...........        2,456,967
                                               --------------
                                                   10,780,145
                                               --------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 8.5%
     73,258   Apple, Inc.*..................        8,940,406
     29,600   Computer Sciences Corp.*......        1,750,840
    199,500   Compuware Corp.*..............        2,366,070
    283,208   Dell, Inc.*...................        8,085,588
    102,956   Electronic Data Systems
                Corp. .....................         2,854,970
    126,200   EMC Corp.*....................        2,284,220
    312,586   Hewlett-Packard Company.......       13,947,587
     91,700   Ingram Micro, Inc. -- Class
                A*.........................         1,990,807
    122,819   International Business
                Machines Corp. ............        12,926,700
     31,200   Lexmark International,
                Inc. -- Class A*...........         1,538,472
    872,718   Microsoft Corp. ..............       25,718,999
    155,709   Nuance Communications, Inc.*..        2,605,012

                       See notes to financial statements.

                            GROWTH & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                           VALUE
   ------                                      --------------

              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)

    360,253   Oracle Corp.*.................   $    7,100,587
      3,400   Sun Microsystems, Inc.*.......           17,884
                                               --------------
                                                   92,128,142
                                               --------------

              CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
      1,200   American Standard
                Companies, Inc. ...........            70,776
      6,602   NVR, Inc.*(8).................        4,487,710
      1,400   Vulcan Materials Company......          160,356
                                               --------------
                                                    4,718,842
                                               --------------

              CONSUMER GOODS AND SERVICES -- 3.5%
    130,943   Altria Group, Inc. ...........        9,184,341
     41,900   American Greetings
                Corp. -- Class A(8)........         1,187,027
      3,900   Avon Products, Inc. ..........          143,325
     30,676   Energizer Holdings, Inc.*.....        3,055,330
     41,361   Jarden Corp.*.................        1,778,937
     18,239   Loews Corp.- Carolina Group...        1,409,328
     34,200   NBTY, Inc.*...................        1,477,440
     58,397   Newell Rubbermaid, Inc. ......        1,718,624
    150,387   Procter & Gamble Company......        9,202,180
     35,000   Reynolds American, Inc.(8)....        2,282,000
     20,268   The Black & Decker Corp. .....        1,789,867
      3,800   The Estee Lauder Companies,
                Inc. -- Class A............           172,938
     43,100   UST, Inc. ....................        2,314,901
     15,730   Whirlpool Corp. ..............        1,749,176
                                               --------------
                                                   37,465,414
                                               --------------

              CONTAINERS AND PACKAGING -- 0.1%
     26,500   Ball Corp. ...................        1,409,005
                                               --------------
              DISTRIBUTION -- 0.2%
      5,500   Universal Corp. ..............          335,060
     21,000   WW Grainger, Inc. ............        1,954,050
                                               --------------
                                                    2,289,110
                                               --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 1.1%
    322,500   General Electric Company......       12,345,300
                                               --------------
              EDUCATION -- 0.2%
     14,000   ITT Educational Services,
                Inc.*......................         1,643,320
                                               --------------
              ELECTRONICS -- 1.2%
    122,258   Avnet, Inc.*..................        4,846,307
     46,900   Emerson Electric Company......        2,194,920
     99,191   Synopsys, Inc.*...............        2,621,618
    202,128   Vishay Intertechnology,
                Inc.*......................         3,197,665
                                               --------------
                                                   12,860,510
                                               --------------

              ENERGY SERVICES -- 0.1%
     61,100   Energy East Corp. ............        1,594,099
                                               --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    195,899   Allied Waste Industries,
                Inc.*......................         2,636,801
                                               --------------
              EQUIPMENT RENTAL AND LEASING -- 0.2%
     80,163   Rent-A-Center, Inc.*..........        2,102,675
                                               --------------
              FINANCIAL SERVICES -- 10.1%
     14,305   Affiliated Managers
                Group, Inc.*...............         1,841,912
     71,608   American Express Company......        4,380,977
     77,300   AmeriCredit Corp.*(8).........        2,052,315
     43,000   Ameriprise Financial, Inc. ...        2,733,510
     27,900   CIT Group, Inc. ..............        1,529,757
    389,300   Citigroup, Inc. ..............       19,967,196
    177,100   Countrywide Financial
                Corp.(8)...................         6,437,585
     32,129   Franklin Resources, Inc. .....        4,256,129
      5,600   Janus Capital Group, Inc. ....          155,904
    373,200   JPMorgan Chase & Company......       18,081,539
     21,600   Lehman Brothers
                Holdings, Inc. ............         1,609,632
     21,425   MasterCard, Inc. -- Class
                A(8).......................         3,553,765
    121,300   Merrill Lynch
                & Company, Inc. ...........        10,138,254
    149,961   Morgan Stanley................       12,578,729
      4,700   SLM Corp. ....................          270,626
     10,831   T Rowe Price Group, Inc. .....          562,021
     44,054   The Goldman Sachs
                Group, Inc. ...............         9,548,705
    207,800   Washington Mutual, Inc.(8)....        8,860,592
                                               --------------
                                                  108,559,148
                                               --------------

              FOOD AND BEVERAGE -- 2.9%
     60,600   ConAgra Foods, Inc. ..........        1,627,716
     55,743   Corn Products International,
                Inc. ......................         2,533,519
     93,095   General Mills, Inc. ..........        5,438,611
     90,212   Kraft Foods, Inc. -- Class A..        3,179,973
     33,381   Molson Coors Brewing
                Company -- Class B.........         3,086,407
     52,700   PepsiCo, Inc. ................        3,417,595
     69,708   The Coca-Cola Company.........        3,646,425
     21,300   The JM Smucker Company........        1,355,958
    107,803   The Pepsi Bottling Group,
                Inc. ......................         3,630,805
    147,900   Tyson Foods, Inc. -- Class A..        3,407,616
                                               --------------
                                                   31,324,625
                                               --------------


                       See notes to financial statements.

                            GROWTH & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                           VALUE
   ------                                      --------------

              COMMON STOCKS (CONTINUED)
              INSURANCE -- 5.7%
     70,100   Aetna, Inc. ..................   $    3,462,940
     25,000   Ambac Financial Group, Inc. ..        2,179,750
     67,471   American International
                Group, Inc. ...............         4,724,994
     39,800   Assurant, Inc. ...............        2,345,016
     87,100   Axis Capital Holdings, Ltd.
                (Bermuda)..................         3,540,615
    117,200   CIGNA Corp. ..................        6,120,184
      9,000   Everest Re Group, Ltd.
                (Bermuda)..................           977,760
     75,900   Genworth Financial,
                Inc. -- Class A............         2,610,960
    126,000   Loews Corp. ..................        6,423,480
     35,552   MBIA, Inc.(8).................        2,212,045
     14,700   Nationwide Financial Services,
                Inc. -- Class A............           929,334
      6,900   PartnerRe, Ltd. (Bermuda)(8)..          534,750
     18,100   Principal Financial Group,
                Inc. ......................         1,055,049
     17,629   Prudential Financial, Inc. ...        1,714,068
     50,000   SAFECO Corp. .................        3,113,000
     88,200   The Allstate Corp. ...........        5,425,182
     26,300   The Chubb Corp. ..............        1,423,882
     62,400   The PMI Group, Inc. ..........        2,787,408
    130,000   The Travelers Companies,
                Inc. ......................         6,955,000
     33,090   XL Capital, Ltd. -- Class A
                (Cayman Islands)...........         2,789,156
                                               --------------
                                                   61,324,573
                                               --------------

              INTERNET SERVICES -- 3.0%
     19,700   Amazon.com, Inc.*(8)..........        1,347,677
    519,772   Cisco Systems, Inc.*..........       14,475,650
     15,000   eBay, Inc.*...................          482,700
     36,600   Expedia, Inc.*................        1,072,014
     14,160   Google, Inc. -- Class A*......        7,411,061
    111,941   IAC/InterActive Corp.*(8).....        3,874,278
     11,400   Juniper Networks, Inc.*.......          286,938
    145,100   Symantec Corp.*...............        2,931,020
                                               --------------
                                                   31,881,338
                                               --------------

              LEISURE AND RECREATION -- 0.3%
      9,200   Carnival Corp. (Panama).......          448,684
     55,000   Marriott International,
                Inc. -- Class A............         2,378,200
                                               --------------
                                                    2,826,884
                                               --------------

              MACHINERY -- 1.8%
     40,795   AGCO Corp.*...................        1,770,911
    103,719   Caterpillar, Inc. ............        8,121,197
     38,189   Cummins, Inc. ................        3,865,109
     20,400   Deere & Company...............        2,463,096
     55,996   Gardner Denver, Inc.*.........        2,382,630
      5,100   Terex Corp.*..................          414,630
                                               --------------
                                                   19,017,573
                                               --------------

              MANUFACTURING -- 2.0%
     21,600   3M Company....................        1,874,664
     37,080   Cooper Industries,
                Ltd. -- Class A (Bermuda)..         2,116,897
     25,523   Eaton Corp. ..................        2,373,639
     55,500   Honeywell International,
                Inc. ......................         3,123,540
     67,900   Ingersoll-Rand Company,
                Ltd. -- Class A (Bermuda)..         3,722,278
     35,400   Parker Hannifin Corp. ........        3,466,014
     11,300   SPX Corp. ....................          992,253
     14,400   The Timken Company............          519,984
     92,000   Tyco International, Ltd.
                (Bermuda)*.................         3,108,680
                                               --------------
                                                   21,297,949
                                               --------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 3.8%
     65,885   Baxter International, Inc. ...        3,711,961
     38,183   Beckman Coulter, Inc. ........        2,469,676
     28,217   Becton, Dickinson and
                Company....................         2,102,167
     82,498   Humana, Inc.*.................        5,024,953
     24,060   Invitrogen Corp.*.............        1,774,425
     78,200   Johnson & Johnson.............        4,818,684
     50,206   Kinetic Concepts, Inc.*.......        2,609,206
     64,042   LifePoint Hospitals, Inc.*....        2,477,145
     35,500   McKesson Corp. ...............        2,117,220
     17,900   Medtronic, Inc. ..............          928,294
     91,567   UnitedHealth Group, Inc. .....        4,682,736
     40,081   WellCare Health Plans, Inc.*..        3,627,731
     17,800   WellPoint, Inc.*..............        1,420,974
     33,500   Zimmer Holdings, Inc.*........        2,843,815
                                               --------------
                                                   40,608,987
                                               --------------

              METALS AND MINING -- 1.8%
     42,500   Alcan, Inc. (Canada)..........        3,455,250
     34,827   Freeport-McMoRan Copper &
                Gold, Inc. ................         2,884,372
     55,300   Gerdau Ameristeel Corp.
                (Panama)...................           809,039
      3,200   Newmont Mining Corp. .........          124,992
     72,000   Nucor Corp. ..................        4,222,800
     61,855   Southern Copper Corp.(8)......        5,830,452
     15,800   United States Steel Corp. ....        1,718,250
                                               --------------
                                                   19,045,155
                                               --------------


                       See notes to financial statements.

                            GROWTH & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                           VALUE
   ------                                      --------------

              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 10.5%
     27,000   Apache Corp. .................   $    2,202,930
     73,016   Chesapeake Energy Corp. ......        2,526,354
    199,400   Chevron Corp. ................       16,797,456
    128,586   ConocoPhillips................       10,094,001
     41,500   Devon Energy Corp. ...........        3,249,035
      1,200   Dresser-Rand Group, Inc.*.....           47,400
     36,569   ENSCO International, Inc. ....        2,231,075
    443,964   Exxon Mobil Corp. ............       37,239,700
      7,700   GlobalSantaFe Corp. (Cayman
                Islands)...................           556,325
     33,300   Halliburton Company...........        1,148,850
     41,600   Holly Corp. ..................        3,086,304
    139,600   Marathon Oil Corp. ...........        8,370,416
     84,520   Nabors Industries, Ltd.
                (Bermuda)*.................         2,821,278
      9,500   National-Oilwell Varco,
                Inc.*......................           990,280
     30,063   Noble Corp. (Cayman Island)...        2,931,744
     11,300   Noble Energy, Inc. ...........          705,007
     28,100   ONEOK, Inc. ..................        1,416,521
     53,962   Schlumberger, Ltd.
                (Netherlands Antilles).....         4,583,532
     40,600   Sunoco, Inc. .................        3,235,008
     58,089   Superior Energy Services,
                Inc.*......................         2,318,913
     51,478   Tesoro Corp. .................        2,941,968
        300   Transocean, Inc. (Cayman
                Islands)*..................            31,794
     36,800   Valero Energy Corp. ..........        2,718,048
                                               --------------
                                                  112,243,939
                                               --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
     87,000   Domtar Corp.*.................          970,920
                                               --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 7.0%
     67,267   Abbott Laboratories...........        3,602,148
    112,100   AmerisourceBergen Corp. ......        5,545,587
     47,300   Amgen, Inc.*..................        2,615,217
     25,000   Biogen Idec, Inc.*............        1,337,500
    173,678   Bristol-Myers Squibb Company..        5,481,278
      3,500   Celgene Corp.*................          200,655
     21,378   Cephalon, Inc.*...............        1,718,577
     28,500   Eli Lilly and Company.........        1,592,580
     29,600   Express Scripts, Inc.*........        1,480,296
     50,900   Forest Laboratories, Inc.*....        2,323,585
    170,788   Gilead Sciences, Inc.*........        6,621,451
    101,619   King Pharmaceuticals, Inc.*...        2,079,125
     16,300   Medco Health Solutions,
                Inc.*......................         1,271,237
    206,609   Merck & Company, Inc. ........       10,289,128
    799,354   Pfizer, Inc. .................       20,439,481
    207,958   Schering-Plough Corp. ........        6,330,242
     70,375   Watson Pharmaceuticals,
                Inc.*......................         2,289,299
     10,800   Wyeth.........................          619,272
                                               --------------
                                                   75,836,658
                                               --------------

              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.6%
     59,399   Brookfield Asset Management,
                Inc. -- Class A
                (Canada)(8)................         2,370,020
     16,200   CB Richard Ellis Group,
                Inc. -- Class A*...........           591,300
     33,307   Jones Lang LaSalle, Inc. .....        3,780,345
                                               --------------
                                                    6,741,665
                                               --------------

              REAL ESTATE INVESTMENT TRUSTS -- 0.6%
      6,800   Boston Properties, Inc. ......          694,484
      2,100   Health Care Property
                Investors, Inc. ...........            60,753
     11,800   Kimco Realty Corp. ...........          449,226
      6,600   ProLogis......................          375,540
        800   Regency Centers Corp. ........           56,400
     46,654   Simon Property Group,
                Inc.(8)....................         4,340,688
      1,600   SL Green Realty Corp. ........          198,224
                                               --------------
                                                    6,175,315
                                               --------------


              RETAIL -- 2.6%
     67,084   Barnes & Noble, Inc. .........        2,580,721
    152,938   Big Lots, Inc.*(8)............        4,499,436
     21,400   CVS Caremark Corp. ...........          780,030
     91,707   Dollar Tree Stores, Inc.*.....        3,993,840
     54,865   GameStop Corp. -- Class A*....        2,145,222
      2,100   JC Penney Company, Inc. ......          151,998
     12,300   Kohl's Corp.*.................          873,669
    145,430   RadioShack Corp.(8)...........        4,819,550
     80,376   Target Corp. .................        5,111,914
     17,700   The Home Depot, Inc. .........          696,495
     55,300   Wal-Mart Stores, Inc. ........        2,660,483
                                               --------------
                                                   28,313,358
                                               --------------

              RETAIL: RESTAURANTS -- 0.9%
      8,500   Jack in the Box, Inc.*........          602,990
    149,914   McDonald's Corp. .............        7,609,635
     41,400   YUM! Brands, Inc. ............        1,354,608
                                               --------------
                                                    9,567,233
                                               --------------

              RETAIL: SUPERMARKETS -- 1.3%
    185,113   Safeway, Inc. ................        6,299,395
    281,988   The Kroger Company............        7,932,323
                                               --------------
                                                   14,231,718
                                               --------------


                       See notes to financial statements.

                            GROWTH & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                           VALUE
   ------                                      --------------

              COMMON STOCKS (CONTINUED)
              RUBBER PRODUCTS -- 0.2%
     50,757   The Goodyear Tire & Rubber
                Company*...................    $    1,764,313
                                               --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
        200   Mettler-Toledo International,
                Inc.*......................            19,102
      3,100   Waters Corp.*.................          184,016
                                               --------------
                                                      203,118
                                               --------------

              SEMICONDUCTORS -- 2.5%
    133,500   Atmel Corp.*..................          742,260
    491,988   Intel Corp. ..................       11,689,635
      4,100   Intersil Corp. -- Class A(8)..          128,986
     58,892   MEMC Electronic Materials,
                Inc.*......................         3,599,479
     15,900   Novellus Systems, Inc.*(8)....          451,083
     97,359   NVIDIA Corp.*.................        4,021,900
    154,902   Teradyne, Inc.*...............        2,723,177
    105,500   Texas Instruments, Inc. ......        3,969,965
                                               --------------
                                                   27,326,485
                                               --------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.8%
      2,600   ALLTEL Corp. .................          175,630
     58,000   Andrew Corp.*(8)..............          837,520
    389,022   AT&T, Inc. ...................       16,144,413
     44,600   CenturyTel, Inc. .............        2,187,630
     33,980   Embarq Corp. .................        2,153,313
    335,100   Sprint Nextel Corp. ..........        6,939,921
     25,900   Telephone and Data Systems,
                Inc. ......................         1,620,563
      9,000   Telephone and Data
                Systems, Inc. -- Special
                Common Shares..............           517,950
     62,700   UTStarcom, Inc.*(8)...........          351,747
    255,900   Verizon Communications,
                Inc. ......................        10,535,403
                                               --------------
                                                   41,464,090
                                               --------------

              TOYS -- 0.6%
    122,500   Hasbro, Inc. .................        3,847,725
    102,640   Mattel, Inc. .................        2,595,766
                                               --------------
                                                    6,443,491
                                               --------------

              TRANSPORTATION -- 1.8%
     28,809   CH Robinson Worldwide, Inc. ..        1,513,049
    134,736   CSX Corp. ....................        6,073,898
     65,543   JB Hunt Transport Services,
                Inc. ......................         1,921,721
     33,700   Norfolk Southern Corp. .......        1,771,609
      7,200   Overseas Shipholding Group,
                Inc. ......................           586,080
     47,989   Ryder System, Inc. ...........        2,581,808
     48,876   Tidewater, Inc.(8)............        3,464,331
     11,900   Union Pacific Corp. ..........        1,370,285
                                               --------------
                                                   19,282,781
                                               --------------

              UTILITIES -- 3.1%
     59,500   Alliant Energy Corp. .........        2,311,575
     46,300   American Electric Power
                Company, Inc. .............         2,085,352
    172,721   CenterPoint Energy, Inc. .....        3,005,345
     23,300   DTE Energy Company............        1,123,526
     78,700   Duke Energy Corp. ............        1,440,210
    129,075   Edison International..........        7,243,689
     38,700   Energen Corp. ................        2,126,178
     16,300   Entergy Corp. ................        1,749,805
     82,600   FirstEnergy Corp. ............        5,346,698
      9,000   NRG Energy, Inc.*.............          374,130
     55,900   PG&E Corp. ...................        2,532,270
     10,500   Public Service Enterprise
                Group, Inc. ...............           921,690
     68,300   Reliant Energy, Inc.*.........        1,840,685
     19,400   TXU Corp. ....................        1,305,620
                                               --------------
                                                   33,406,773
                                               --------------
              TOTAL COMMON STOCKS
                (Cost $958,627,157)........     1,070,047,474
                                               --------------

 PRINCIPAL
 ---------


              SECURITIES LENDING COLLATERAL -- 4.4%
$47,663,319   Securities Lending Collateral
                Investment (Note 4)
                (Cost $47,663,319).........        47,663,319
                                               --------------
              TOTAL SECURITIES
                (Cost $1,006,290,476)......     1,117,710,793
                                               --------------


                       See notes to financial statements.

                            GROWTH & INCOME PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

 PRINCIPAL                                          VALUE
 ---------                                     --------------

              REPURCHASE AGREEMENTS -- 0.6%
$ 6,015,524   With Investors Bank and Trust,
                dated 06/29/07, 4.76%, due
                07/02/07, repurchase
                proceeds at maturity
                $6,227,717 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, 6.07%, due
                06/01/32, with a value of
                $1,877,231 and Small
                Business Administration,
                8.88%, due 05/25/16, with a
                value of $4,439,069) (Cost
                $6,015,524)................    $    6,015,524
                                               --------------
              Total Investments -- 104.2%
                (Cost $1,012,306,000)......     1,123,726,317
              Liabilities less other
                assets -- (4.2)%...........       (45,681,510)
                                               --------------
              NET ASSETS -- 100.0%..........   $1,078,044,807
                                               ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $1,012,306,000.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $122,293,810
Gross unrealized depreciation..    (10,873,493)
                                  ------------
Net unrealized appreciation....   $111,420,317
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                             EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                       VALUE
   ------                                  --------------



              COMMON STOCKS -- 98.8%
              ADVERTISING -- 0.3%
    128,364   Omnicom Group, Inc.
                (China)................    $   $6,793,023
                                           --------------
              AEROSPACE AND DEFENSE -- 4.9%
     87,958   Gamesa Corporacion
                Tecnologica, SA
                (Spain)................         3,214,262
    385,262   General Dynamics Corp. ...       30,135,194
    424,130   Lockheed Martin Corp. ....       39,923,357
    160,988   Raytheon Company..........        8,675,643
    381,905   The Boeing Company........       36,723,985
                                           --------------
                                              118,672,441
                                           --------------

              AGRICULTURE -- 1.5%
    123,981   Agrium, Inc. (Canada).....        5,424,169
    464,792   Monsanto Company..........       31,392,051
                                           --------------
                                               36,816,220
                                           --------------

              AIRLINES -- 0.2%
     96,942   AMR Corp.*................        2,554,421
     34,233   Continental Airlines,
                Inc. -- Class B*.......         1,159,472
                                           --------------
                                                3,713,893
                                           --------------

              APPAREL: MANUFACTURING AND RETAIL -- 1.0%
    437,906   American Eagle
                Outfitters, Inc. ......        11,236,668
     94,557   Coach, Inc.*..............        4,481,056
     54,603   NIKE, Inc. -- Class B.....        3,182,809
     57,625   Nordstrom, Inc. ..........        2,945,790
     31,017   Polo Ralph Lauren Corp. ..        3,043,078
                                           --------------
                                               24,889,401
                                           --------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 2.0%
     21,006   DaimlerChrysler AG
                (Germany)..............         1,931,502
     65,968   Honda Motor Company, Ltd.
                (Japan)................         2,411,013
    312,948   Tata Motors Ltd.
                (ADR) (India)..........         5,138,606
    311,403   Toyota Motor Corp. (ADR)
                (Japan)................        39,199,410
                                           --------------
                                               48,680,531
                                           --------------

              BANKS -- 4.4%
 63,247,000   Industrial and Commercial
                Bank of China
                Ltd. -- Class H
                (China)................        35,104,867
     20,827   Julius Baer Holding, Ltd.
                (Switzerland)..........         1,498,726
     44,891   State Street Corp. .......        3,070,544
    803,736   UBS AG (Switzerland)......       48,232,197
    547,923   Wells Fargo & Company.....       19,270,452
                                           --------------
                                              107,176,786
                                           --------------

              BROADCAST SERVICES/MEDIA -- 3.7%
  1,566,072   Comcast Corp. -- Class
                A*.....................        44,037,945
    192,751   DreamWorks Animation SKG,
                Inc. -- Class A*.......         5,558,939
     62,269   EchoStar Communications
                Corp. -- Class A*......         2,700,607
     51,612   Liberty Global,
                Inc. -- Class A*.......         2,118,156
    388,895   News Corp. -- Class A.....        8,248,463
    259,813   The DIRECTV Group, Inc.*..        6,004,278
    424,030   The Walt Disney Company...       14,476,384
    158,151   Time Warner, Inc. ........        3,327,497
     64,744   Viacom, Inc. -- Class B*..        2,695,293
                                           --------------
                                               89,167,562
                                           --------------

              BUSINESS SERVICES AND SUPPLIES -- 1.0%
    464,055   Accenture, Ltd. -- Class A
                (Bermuda)..............        19,903,319
     48,984   Manpower, Inc. ...........        4,518,284
                                           --------------
                                               24,421,603
                                           --------------

              CHEMICALS -- 0.2%
     77,849   Albemarle Corp. ..........        2,999,521
     51,514   Rohm and Haas Company.....        2,816,786
                                           --------------
                                                5,816,307
                                           --------------

              COMMERCIAL SERVICES -- 0.3%
     69,991   Alliance Data Systems
                Corp.*.................         5,408,904
    110,420   Iron Mountain, Inc.*......        2,885,275
                                           --------------
                                                8,294,179
                                           --------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 9.4%
    111,033   Adobe Systems, Inc.*......        4,457,975
    439,086   Apple, Inc.*..............       53,586,056
    117,992   Automatic Data Processing,
                Inc. ..................         5,719,072
    118,582   BMC Software, Inc.*.......        3,593,035
    402,962   Cadence Design Systems,
                Inc.*..................         8,849,046
     69,991   Citrix Systems, Inc.*.....        2,356,597
    110,539   Electronic Data Systems
                Corp. .................         3,065,246
    160,386   EMC Corp.*................        2,902,987
    569,513   Hewlett-Packard Company...       25,411,670
    372,136   International Business
                Machines Corp. ........        39,167,314
     36,785   Lexmark International,
                Inc. -- Class A*.......         1,813,868
    989,693   Microsoft Corp. ..........       29,166,253
    200,037   Network Appliance, Inc.*..        5,841,080
  2,055,428   Oracle Corp.*.............       40,512,486
     58,996   Riverbed Technology,
                Inc.*..................         2,585,205
                                           --------------
                                              229,027,890
                                           --------------


                       See notes to financial statements.

                             EQUITY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
     80,467   American Standard
                Companies, Inc. .......    $    4,745,943
      2,506   NVR, Inc.*................        1,703,454
    107,498   RPM International, Inc. ..        2,484,279
                                           --------------
                                                8,933,676
                                           --------------

              CONSUMER GOODS AND SERVICES -- 2.1%
    242,255   Altria Group, Inc. .......       16,991,765
     76,618   Avon Products, Inc. ......        2,815,712
     48,165   NBTY, Inc.*...............        2,080,728
    173,550   Newell Rubbermaid, Inc. ..        5,107,577
     68,072   Procter & Gamble Company..        4,165,326
    144,004   Tempur-Pedic
                International, Inc. ...         3,729,704
     89,512   The Clorox Company........        5,558,694
     69,638   United Parcel Service,
                Inc. -- Class B........         5,083,574
     85,030   UST, Inc. ................        4,566,961
                                           --------------
                                               50,100,041
                                           --------------

              CONTAINERS AND PACKAGING -- 0.4%
     60,620   Ball Corp. ...............        3,223,166
    106,078   Packaging Corp. of
                America................         2,684,834
    101,369   Sealed Air Corp. .........        3,144,466
                                           --------------
                                                9,052,466
                                           --------------

              DIVERSIFIED OPERATIONS AND SERVICES -- 0.4%
    128,200   General Electric Company..        4,907,496
     40,706   Textron, Inc. ............        4,482,138
                                           --------------
                                                9,389,634
                                           --------------

              EDUCATION -- 0.2%
     83,041   Apollo Group,
                Inc. -- Class A*.......         4,852,086
                                           --------------
              ELECTRONICS -- 1.3%
    112,566   AVX Corp. ................        1,884,355
    295,964   Emerson Electric Company..       13,851,115
    185,793   Rockwell Collins, Inc. ...       13,124,418
    145,256   Synopsys, Inc.*...........        3,839,116
                                           --------------
                                               32,699,004
                                           --------------

              ENERGY SERVICES -- 0.0%
     14,327   McDermott International,
                Inc. (Panama)*.........         1,190,860
                                           --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 0.1%
     54,973   Waste Management, Inc. ...        2,146,696
                                           --------------
              FINANCIAL SERVICES -- 3.4%
     30,919   American Express Company..        1,891,624
    101,992   Ameriprise Financial,
                Inc. ..................         6,483,631
     49,543   Franklin Resources,
                Inc. ..................         6,562,961
     39,211   Merrill Lynch
                & Company, Inc. .......         3,277,255
     38,179   Morgan Stanley............        3,202,455
    333,133   The Blackstone Group
                LP*(8).................         9,750,803
    106,822   The Charles Schwab
                Corp. .................         2,191,987
     27,072   The First Marblehead
                Corp. .................         1,046,062
    218,345   The Goldman Sachs
                Group, Inc. ...........        47,326,280
                                           --------------
                                               81,733,058
                                           --------------

              FOOD AND BEVERAGE -- 2.4%
    124,987   General Mills, Inc. ......        7,301,741
    629,124   PepsiCo, Inc. ............       40,798,691
    128,088   Sysco Corp. ..............        4,225,623
    120,404   The Coca-Cola Company.....        6,298,333
                                           --------------
                                               58,624,388
                                           --------------

              INSURANCE -- 0.6%
     73,030   Ace, Ltd. (Cayman
                Islands)...............         4,565,835
     39,866   CIGNA Corp. ..............        2,081,803
     91,013   Philadelphia Consolidated
                Holding Corp.*.........         3,804,343
     44,099   Prudential Financial,
                Inc. ..................         4,287,746
                                           --------------
                                               14,739,727
                                           --------------

              INTERNET SERVICES -- 5.4%
     25,087   Amazon.com, Inc.*.........        1,716,202
  2,427,224   Cisco Systems, Inc.*......       67,598,189
     22,972   Ctrip.com International,
                Ltd. (ADR) (Cayman
                Islands)...............         1,806,288
    275,954   eBay, Inc.*...............        8,880,200
     36,023   F5 Networks, Inc.*........        2,903,454
     76,772   Google, Inc. -- Class A*..       40,180,929
     58,968   IAC/InterActive Corp.*....        2,040,882
     39,956   McAfee, Inc.*.............        1,406,451
    114,953   Symantec Corp.*...........        2,322,051
    109,478   Yahoo!, Inc.*.............        2,970,138
                                           --------------
                                              131,824,784
                                           --------------

              LEISURE AND RECREATION -- 3.9%
    361,218   Las Vegas Sands Corp.*....       27,593,443
    328,497   MGM MIRAGE*...............       27,094,433
    166,255   Regal Entertainment
                Group -- Class A.......         3,645,972
    398,301   Wynn Resorts, Ltd.(8).....       35,723,616
                                           --------------
                                               94,057,464
                                           --------------

              MACHINERY -- 1.2%
     69,894   AGCO Corp.*...............        3,034,099
     36,694   Caterpillar, Inc. ........        2,873,140
     25,671   Cummins, Inc. ............        2,598,162

                       See notes to financial statements.

                             EQUITY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)

     30,152   Deere & Company...........   $    3,640,552
    118,975   Joy Global, Inc. .........        6,939,812
    110,037   Terex Corp.*..............        8,946,008
     16,332   The Manitowoc Company,
                Inc. ..................         1,312,766
                                           --------------
                                               29,344,539
                                           --------------

              MANUFACTURING -- 2.2%
     61,700   3M Company................        5,354,943
     53,633   Eaton Corp. ..............        4,987,869
    102,257   Harsco Corp. .............        5,317,364
     87,022   Honeywell International,
                Inc. ..................         4,897,598
     73,452   ITT Industries, Inc. .....        5,015,303
    229,012   Parker Hannifin Corp. ....       22,422,565
     92,963   Roper Industries, Inc. ...        5,308,187
                                           --------------
                                               53,303,829
                                           --------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.5%
     64,953   Baxter International,
                Inc. ..................         3,659,452
     26,034   Becton, Dickinson and
                Company................         1,939,533
     55,996   Coventry Health Care,
                Inc.*..................         3,228,169
     61,158   Health Net, Inc.*.........        3,229,142
     54,654   Henry Schein, Inc.*.......        2,920,163
     63,622   Humana, Inc.*.............        3,875,216
     86,735   Johnson & Johnson.........        5,344,611
    267,297   McKesson Corp. ...........       15,941,593
    110,399   Medtronic, Inc. ..........        5,725,292
     31,629   Stryker Corp. ............        1,995,474
  1,630,495   UnitedHealth Group,
                Inc. ..................        83,383,514
     40,182   Varian Medical Systems,
                Inc.*..................         1,708,137
     21,303   WellCare Health Plans,
                Inc.*..................         1,928,135
                                           --------------
                                              134,878,431
                                           --------------

              METALS AND MINING -- 2.6%
     36,428   AK Steel Holding Corp.*...        1,361,314
  1,109,577   Antofagasta PLC
                (United Kingdom).......        13,680,789
    204,967   Aur Resources, Inc.
                (Canada)...............         6,099,464
    363,624   Freeport-McMoRan Copper &
                Gold, Inc.(8)..........        30,115,341
     26,793   Reliance Steel & Aluminum
                Company................         1,507,374
     18,317   Southern Copper Corp. ....        1,726,560
     36,635   Steel Dynamics, Inc. .....        1,535,373
     35,659   Titanium Metals Corp.*....        1,137,522
     22,528   Vallourec SA (France).....        7,263,147
                                           --------------
                                               64,426,884
                                           --------------

              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.6%
    101,185   Pitney Bowes, Inc. .......        4,737,482
    100,065   Steelcase, Inc. -- Class
                A......................         1,851,203
    415,030   Xerox Corp.*..............        7,669,754
                                           --------------
                                               14,258,439
                                           --------------

              OIL, COAL AND GAS -- 10.3%
    201,034   Chevron Corp. ............       16,935,104
    276,031   ConocoPhillips............       21,668,434
    146,954   Diamond Offshore Drilling,
                Inc. ..................        14,924,648
     71,108   ENSCO International,
                Inc. ..................         4,338,299
    153,893   Exxon Mobil Corp. ........       12,908,545
    404,018   GlobalSantaFe Corp.
                (Cayman Islands).......        29,190,301
     32,843   Grant Prideco, Inc.*......        1,767,939
    130,074   Holly Corp. ..............        9,650,190
     28,860   National-Oilwell Varco,
                Inc.*..................         3,008,366
     36,734   Noble Corp. (Cayman
                Islands)...............         3,582,300
     26,012   Petroleo Brasileiro SA
                (ADR) (Brazil).........         2,774,960
    249,154   Petroleo Brasileiro SA
                (ADR) (Brazil).........        30,214,906
    738,034   Schlumberger, Ltd.
                (Netherlands
                Antilles)..............        62,688,608
     27,175   Tesoro Corp. .............        1,553,051
    169,033   Transocean, Inc. (Cayman
                Islands)*..............        17,914,117
     78,680   Valero Energy Corp. ......        5,811,305
    175,022   XTO Energy, Inc. .........       10,518,822
                                           --------------
                                              249,449,895
                                           --------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 8.7%
    311,691   Abbott Laboratories.......       16,691,053
     98,288   AmerisourceBergen Corp. ..        4,862,307
     51,244   Amgen, Inc.*..............        2,833,281
     35,040   Amylin Pharmaceuticals,
                Inc.*..................         1,442,246
    439,732   Bristol-Myers Squibb
                Company................        13,877,942
    105,105   Cardinal Health, Inc. ....        7,424,617
     26,821   Celgene Corp.*............        1,537,648
     95,019   Eisai Company, Ltd.
                (Japan)................         4,151,896
    326,272   Eli Lilly and Company.....       18,232,079
     65,420   Express Scripts, Inc.*....        3,271,654
    318,125   Forest Laboratories,
                Inc.*..................        14,522,406
    537,921   Genentech, Inc.*..........       40,699,104
     59,688   Gilead Sciences, Inc.*....        2,314,104
     32,801   Medco Health Solutions,
                Inc.*..................         2,558,150
    459,573   Merck & Company, Inc. ....       22,886,735
    163,076   Millennium
                Pharmaceuticals,
                Inc.*..................         1,723,713

                       See notes to financial statements.

                             EQUITY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)

  1,096,466   Schering-Plough Corp. ....   $   33,376,426
    260,030   Shionogi & Company, Ltd.
                (Japan)................         4,244,957
     96,986   Teva Pharmaceutical
                Industries, Ltd. (ADR)
                (Israel)...............         4,000,673
     65,841   Vertex Pharmaceuticals,
                Inc.*..................         1,880,419
    149,152   Wyeth.....................        8,552,376
                                           --------------
                                              211,083,786
                                           --------------

              REAL ESTATE DEVELOPMENT AND
                SERVICES -- 0.3%
     31,040   CB Richard Ellis Group,
                Inc. -- Class A*.......         1,132,960
     30,983   Jones Lang LaSalle,
                Inc. ..................         3,516,570
     43,134   The St. Joe Company.......        1,998,830
                                           --------------
                                                6,648,360
                                           --------------

              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    107,584   Duke Realty Corp. ........        3,837,521
     74,193   General Growth
                Properties, Inc. ......         3,928,519
     82,835   Health Care REIT, Inc. ...        3,343,221
     62,099   Simon Property Group,
                Inc. ..................         5,777,691
                                           --------------
                                               16,886,952
                                           --------------

              RETAIL -- 4.5%
     54,738   Best Buy Company, Inc. ...        2,554,622
     45,187   Big Lots, Inc.*...........        1,329,402
    778,871   CVS Caremark Corp. .......       28,389,848
     76,006   JC Penney Company, Inc. ..        5,501,314
    117,784   Kohl's Corp.*.............        8,366,198
  1,214,373   Lowe's Companies, Inc. ...       37,269,106
     60,310   PetSmart, Inc. ...........        1,957,060
     51,679   RadioShack Corp. .........        1,712,642
     51,637   Target Corp. .............        3,284,113
    102,857   The Home Depot, Inc. .....        4,047,423
    111,199   The TJX Companies, Inc. ..        3,057,973
    137,383   Walgreen Company..........        5,981,656
    149,836   Wal-Mart Stores, Inc. ....        7,208,610
                                           --------------
                                              110,659,967
                                           --------------

              RETAIL: RESTAURANTS -- 1.9%
    142,506   Brinker International,
                Inc. ..................         4,171,151
    743,567   McDonald's Corp. .........       37,743,460
     92,296   Starbucks Corp.*..........        2,421,847
     82,426   Wendy's International,
                Inc. ..................         3,029,156
                                           --------------
                                               47,365,614
                                           --------------

              RETAIL: SUPERMARKETS -- 0.1%
     47,510   Whole Foods Market,
                Inc. ..................         1,819,633
                                           --------------

              SECURITY SERVICES -- 0.1%
     26,988   The Brink's Company.......        1,670,287
                                           --------------
              SEMICONDUCTORS -- 3.8%
    100,040   Advanced Micro Devices,
                Inc.*..................         1,430,572
    783,935   Altera Corp. .............       17,348,482
    227,189   Applied Materials, Inc. ..        4,514,245
    165,994   Emulex Corp.*.............        3,625,309
  1,831,129   Intel Corp. ..............       43,507,625
     43,932   MEMC Electronic Materials,
                Inc.*..................         2,685,124
     81,816   National Semiconductor
                Corp. .................         2,312,938
    168,178   NVIDIA Corp.*.............        6,947,433
    209,046   Teradyne, Inc.*...........        3,675,029
    200,229   Texas Instruments, Inc. ..        7,534,617
                                           --------------
                                               93,581,374
                                           --------------


              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.0%
     45,581   American Tower
                Corp. -- Class A*......         1,914,402
  1,115,644   AT&T, Inc. ...............       46,299,226
    148,912   Corning, Inc.*............        3,804,702
     19,855   General Cable Corp.*......        1,504,016
     30,210   NII Holdings, Inc.*.......        2,439,155
    117,992   Nokia Oyj (ADR)
                (Finland)..............         3,316,755
    287,927   QUALCOMM, Inc. ...........       12,493,153
    151,960   Sonus Networks, Inc.*.....        1,294,699
     25,000   Starent Networks Corp.*...          367,500
                                           --------------
                                               73,433,608
                                           --------------

              TOYS -- 0.4%
     84,802   Hasbro, Inc. .............        2,663,631
    153,591   Mattel, Inc. .............        3,884,316
     11,003   Nintendo Company, Ltd.
                (Japan)................         4,030,338
                                           --------------
                                               10,578,285
                                           --------------

              TRANSPORTATION -- 3.0%
    326,526   Burlington Northern Santa
                Fe Corp. ..............        27,800,424
     71,805   CH Robinson Worldwide,
                Inc. ..................         3,771,199
     53,716   CSX Corp. ................        2,421,517
     81,556   Norfolk Southern Corp. ...        4,287,399
     72,650   Tidewater, Inc. ..........        5,149,432
    262,587   Union Pacific Corp. ......       30,236,892
                                           --------------
                                               73,666,863
                                           --------------

              UTILITIES -- 0.4%
     58,186   Constellation Energy
                Group..................         5,072,074
     49,437   Covanta Holding Corp.*....        1,218,622
     37,634   Exelon Corp. .............        2,732,228

                       See notes to financial statements.

                             EQUITY GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

              COMMON STOCKS (CONTINUED)
              UTILITIES (CONTINUED)

     43,086   NRG Energy, Inc.*.........   $    1,791,085
                                           --------------
                                               10,814,009
                                           --------------
              TOTAL COMMON STOCKS
                (Cost $2,198,189,693)..     2,406,684,475
                                           --------------

 PRINCIPAL
 ---------

              SECURITIES LENDING COLLATERAL -- 1.6%
$39,846,175   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $39,846,175).....        39,846,175
                                           --------------
              TOTAL SECURITIES
                (Cost $2,238,035,868)..     2,446,530,650
                                           --------------

              REPURCHASE AGREEMENTS -- 0.1%
  2,729,778   With Investors Bank and
                Trust, dated
                06/29/2007, 4.76%, due
                07/02/07, repurchase
                proceeds at maturity
                $2,730,861
                (Collateralized by
                Small Business
                Administration, 8.13%,
                due 11/25/28, with a
                value of $2,866,267)
                (Cost $2,729,778)......         2,729,778
                                           --------------
              Total
                Investments -- 100.5%
                (Cost $2,240,765,646)..     2,449,260,428
              Liabilities less other
                assets -- (0.5)%.......       (12,723,140)
                                           --------------
              NET ASSETS -- 100.0%......   $2,436,537,288
                                           ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $2,240,765,646.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $230,598,630
Gross unrealized depreciation..    (22,103,848)
                                  ------------
Net unrealized appreciation....   $208,494,782
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                           AGGRESSIVE EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                      VALUE
   ------                                  ------------



              COMMON STOCKS -- 99.1%
              ADVERTISING -- 1.3%
     92,200   Focus Media Holding, Ltd.
                (ADR) (China)*(8)......    $ $4,656,100
                                           ------------

              AGRICULTURE -- 1.4%
     77,940   Monsanto Company..........      5,264,068
                                           ------------

              APPAREL: MANUFACTURING AND RETAIL -- 5.5%
    117,800   Coach, Inc.*..............      5,582,542
    106,720   Guess?, Inc. .............      5,126,829
     46,470   Polo Ralph Lauren Corp. ..      4,559,172
    104,570   Under Armour,
                Inc. -- Class A*(8)....       4,773,621
                                           ------------
                                             20,042,164
                                           ------------

              BROADCAST SERVICES/MEDIA -- 1.3%
     66,920   News Corp. -- Class A.....      1,419,373
     81,000   Rogers Communications,
                Inc. -- Class B
                (Canada)(8)............       3,441,690
                                           ------------
                                              4,861,063
                                           ------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 7.8%
     64,360   Apple, Inc.*..............      7,854,495
    275,000   Dell, Inc.*...............      7,851,250
     73,000   Riverbed Technology,
                Inc.*..................       3,198,860
    106,570   Salesforce.com, Inc.*.....      4,567,590
    100,530   SanDisk Corp.*............      4,919,938
                                           ------------
                                             28,392,133
                                           ------------

              CORRECTIONAL FACILITIES -- 0.9%
     51,100   Corrections Corp. of
                America*...............       3,224,921
                                           ------------

              DIVERSIFIED OPERATIONS AND
                SERVICES -- 4.1%
    391,900   General Electric Company..     15,001,932
                                           ------------

              ENERGY SERVICES -- 1.6%
     91,300   SunPower Corp. -- Class
                A*(8)..................       5,756,465
                                           ------------

              ENGINEERING -- 2.0%
    328,800   ABB, Ltd. (ADR)
                (Switzerland)..........       7,430,880
                                           ------------

              FINANCIAL SERVICES -- 8.3%
     14,670   Chicago Mercantile
                Exchange Holdings,
                Inc.(8)................       7,839,061
     32,700   Franklin Resources,
                Inc. ..................       4,331,769
     38,500   IntercontinentalExchange,
                Inc.*..................       5,692,225
     31,930   Nymex Holdings Inc.(8)....      4,011,366
     38,890   The Goldman Sachs Group,
                Inc. ..................       8,429,408
                                           ------------
                                             30,303,829
                                           ------------

              FOOD AND BEVERAGE -- 2.5%
    124,700   Hansen Natural Corp.*.....      5,359,606
     71,000   The Coca-Cola Company.....      3,714,010
                                           ------------
                                              9,073,616
                                           ------------


              INTERNET SERVICES -- 14.9%
    114,140   Akamai Technologies,
                Inc.*(8)...............       5,551,770
     64,000   Amazon.com, Inc.*(8)......      4,378,240
    567,990   Cisco Systems, Inc.*......     15,818,521
     98,350   Expedia, Inc.*............      2,880,672
     61,180   F5 Networks, Inc.*........      4,931,108
     30,640   Google, Inc. -- Class A*..     16,036,362
    163,000   VeriSign, Inc.*...........      5,171,990
                                           ------------
                                             54,768,663
                                           ------------

              LEISURE AND RECREATION -- 2.5%
    101,100   International Game
                Technology.............       4,013,670
     68,220   Las Vegas Sands Corp.*....      5,211,326
                                           ------------
                                              9,224,996
                                           ------------

              MACHINERY -- 2.0%
     60,440   Deere & Company...........      7,297,526
                                           ------------

              MANUFACTURING -- 2.6%
     33,400   Precision Castparts
                Corp. .................       4,053,424
     98,600   Roper Industries,
                Inc.(8)................       5,630,060
                                           ------------
                                              9,683,484
                                           ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 3.9%
     94,660   Baxter International,
                Inc. ..................       5,333,145
     34,600   Intuitive Surgical,
                Inc.*(8)...............       4,801,442
    102,460   St Jude Medical,
                Inc.*(8)...............       4,251,065
                                           ------------
                                             14,385,652
                                           ------------

              METALS AND MINING -- 1.3%
     93,370   Cameco Corp. (Canada)(8)..      4,737,594
                                           ------------

              OIL, COAL AND GAS -- 3.5%
    104,000   CONSOL Energy, Inc. ......      4,795,440
     39,000   Diamond Offshore Drilling,
                Inc. ..................       3,960,840
     66,700   XTO Energy, Inc. .........      4,008,670
                                           ------------
                                             12,764,950
                                           ------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 10.2%
     72,660   Allergan, Inc. ...........      4,188,122
    102,672   Celgene Corp.*(8).........      5,886,186
     78,000   Express Scripts, Inc.*....      3,900,780
    210,340   Gilead Sciences, Inc.*....      8,154,881
     51,300   Medco Health Solutions,
                Inc.*..................       4,000,887
    100,000   Schering-Plough Corp. ....      3,044,000
    108,670   Shire PLC (ADR)
                (United Kingdom).......       8,055,707
                                           ------------
                                             37,230,563
                                           ------------

              RETAIL -- 1.1%
    106,830   GameStop Corp. -- Class
                A*.....................       4,177,053
                                           ------------


                       See notes to financial statements.

                           AGGRESSIVE EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL
                INSTRUMENTS -- 1.7%
    122,750   Thermo Fisher Scientific,
                Inc.*..................    $  6,348,630
                                           ------------

              SEMICONDUCTORS -- 9.4%
    216,330   Broadcom Corp. -- Class
                A*.....................       6,327,653
    399,320   Intel Corp. ..............      9,487,842
    109,480   KLA-Tencor Corp.(8).......      6,015,926
    122,000   NVIDIA Corp.*.............      5,039,820
    198,800   Texas Instruments, Inc. ..      7,480,844
                                           ------------
                                             34,352,085
                                           ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.9%
    306,000   Corning, Inc.*............      7,818,300
    129,170   Crown Castle International
                Corp.*(8)..............       4,684,996
     39,000   Millicom International
                Cellular SA
                (Luxembourg)*(8).......       3,573,960
     49,670   NII Holdings, Inc.*.......      4,010,356
    151,000   Nortel Networks Corp.
                (Canada)*..............       3,631,550
    121,880   QUALCOMM, Inc. ...........      5,288,373
                                           ------------
                                             29,007,535
                                           ------------

              TRANSPORTATION -- 1.4%
     94,890   CH Robinson Worldwide,
                Inc. ..................       4,983,623
                                           ------------

              TOTAL COMMON STOCKS
                (Cost $295,594,417)....     362,969,525
                                           ------------

 PRINCIPAL
 ---------


              SECURITIES LENDING COLLATERAL -- 19.0%
$69,461,923   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $69,461,923).....      69,461,923
                                           ------------

              TOTAL SECURITIES
                (Cost $365,056,340)....     432,431,448
                                           ------------

              REPURCHASE AGREEMENTS -- 0.9%
  3,352,666   With Investors Bank and
                Trust, dated 06/29/07,
                4.76%, due 07/02/07,
                repurchase
                proceeds at maturity
                $3,353,996
                (Collateralized by
                Small Business
                Administration, 8.38%,
                due 02/25/24, with a
                value of $3,520,299)
                (Cost $3,352,666)......       3,352,666
                                           ------------
              Total
                Investments -- 119.0%
                (Cost $368,409,006)....     435,784,114
              Liabilities less other
                assets -- (19.0)%......     (69,480,280)
                                           ------------
              NET ASSETS -- 100.0%......   $366,303,834
                                           ============






The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $368,409,006.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $69,117,044
Gross unrealized depreciation...    (1,741,936)
                                   -----------
Net unrealized appreciation.....   $67,375,108
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.



                       See notes to financial statements.

                             MID-CAP VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                       VALUE
   ------                                  --------------



               COMMON STOCKS -- 97.1%
               ADVERTISING -- 0.3%
      30,248   RH Donnelley Corp.*(8)...   $   $2,292,193
      94,099   The Interpublic Group of
                 Companies, Inc.*(8)...         1,072,729
                                           --------------
                                                3,364,922
                                           --------------

               AEROSPACE AND DEFENSE -- 2.1%
     334,892   Goodrich Corp. ..........       19,946,168
      43,900   L-3 Communications
                 Holdings, Inc. .......         4,275,421
                                           --------------
                                               24,221,589
                                           --------------

               AGRICULTURE -- 0.2%
      64,290   The Mosaic Company*......        2,508,596
                                           --------------

               AIRLINES -- 0.3%
      35,700   Alaska Air Group, Inc.*..          994,602
      19,571   AMR Corp.*...............          515,696
      18,192   Continental Airlines,
                 Inc. -- Class B*(8)...           616,163
     121,900   ExpressJet Holdings,
                 Inc.*.................           728,962
       7,845   UAL Corp.*(8)............          318,429
      12,123   US Airways Group, Inc.*..          366,963
                                           --------------
                                                3,540,815
                                           --------------

               APPAREL: MANUFACTURING AND RETAIL -- 1.2%
      74,500   Foot Locker, Inc. .......        1,624,100
     114,000   Jones Apparel Group,
                 Inc. .................         3,220,500
      46,400   Kellwood Company(8)......        1,304,768
      28,787   Liz Claiborne, Inc.(8)...        1,073,755
      19,817   Macy's, Inc. ............          788,320
      60,100   The Cato Corp. -- Class
                 A.....................         1,318,594
      51,783   VF Corp. ................        4,742,288
                                           --------------
                                               14,072,325
                                           --------------

               AUTOMOBILE: RETAIL -- 0.9%
     241,400   Advance Auto Parts,
                 Inc. .................         9,783,942
                                           --------------

               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 3.9%
      62,800   American Axle &
                 Manufacturing
                 Holdings, Inc.(8).....         1,860,136
      97,600   ArvinMeritor, Inc.(8)....        2,166,720
      52,900   Autoliv, Inc. ...........        3,008,423
     501,801   Ford Motor Company(8)....        4,726,965
      16,967   General Motors Corp. ....          641,353
     228,612   Genuine Parts Company....       11,339,155
       8,195   Johnson Controls, Inc. ..          948,735
       5,210   Magna International,
                 Inc. -- Class A
                 (Canada)(8)...........           474,058
     298,800   Oshkosh Truck Corp.(8)...       18,800,496
       8,470   TravelCenters of America
                 LLC*..................           342,612
                                           --------------
                                               44,308,653
                                           --------------

               BANKS -- 8.3%
     129,882   Comerica, Inc. ..........        7,724,083
      21,300   Downey Financial
                 Corp.(8)..............         1,405,374
     462,900   Hudson City Bancorp,
                 Inc. .................         5,656,638
     210,244   Huntington Bancshares,
                 Inc. .................         4,780,949
     125,100   KeyCorp(8)...............        4,294,683
     401,800   Mellon Financial Corp. ..       17,679,199
     761,899   People's United
                 Financial, Inc. ......        13,508,469
     140,700   PNC Financial Services
                 Group, Inc. ..........        10,071,306
      99,960   Regions Financial
                 Corp. ................         3,308,676
     186,900   State Street Corp.(8)....       12,783,960
     175,000   UnionBanCal Corp. .......       10,447,500
      35,800   United Bankshares,
                 Inc.(8)...............         1,138,440
                                           --------------
                                               92,799,277
                                           --------------

               BROADCAST SERVICES/MEDIA -- 0.3%
      79,800   Belo Corp. ..............        1,643,082
      36,706   Tribune Company..........        1,079,156
     166,400   Westwood One, Inc. ......        1,196,416
                                           --------------
                                                3,918,654
                                           --------------

               BUSINESS SERVICES AND SUPPLIES -- 2.6%
      24,781   Deluxe Corp. ............        1,006,356
     101,392   Dun & Bradstreet Corp. ..       10,441,348
      87,600   First Data Corp. ........        2,861,892
      13,817   Fluor Corp. .............        1,538,799
      56,500   Kelly Services,
                 Inc. -- Class A.......         1,551,490
     114,100   Manpower, Inc. ..........       10,524,585
      17,750   Ritchie Brothers
                 Auctioneers, Inc.
                 (Canada)(8)...........         1,111,505
                                           --------------
                                               29,035,975
                                           --------------

               CHEMICALS -- 3.6%
      63,412   Eastman Chemical
                 Company...............         4,079,294
      29,600   FMC Corp. ...............        2,645,944
      19,449   Imperial Chemical
                 Industries PLC (ADR)
                 (United Kingdom)......           949,111
      30,295   Lyondell Chemical
                 Company...............         1,124,550
     146,500   PolyOne Corp.*...........        1,053,335
     102,596   PPG Industries, Inc. ....        7,808,582
     223,400   Rohm and Haas
                 Company(8)............        12,215,513
      92,600   Sensient Technologies
                 Corp. ................         2,351,114
      57,100   Spartech Corp. ..........        1,516,005
      78,679   The Lubrizol Corp. ......        5,078,729
      63,400   The Valspar Corp. .......        1,801,194
                                           --------------
                                               40,623,371
                                           --------------

               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 6.7%
      49,207   BMC Software, Inc.*......        1,490,972
     286,200   Citrix Systems, Inc.*....        9,636,354
     229,054   Computer Sciences
                 Corp.*................        13,548,544
     160,900   Electronic Arts, Inc.*...        7,613,788
      71,606   Electronic Data Systems
                 Corp. ................         1,985,634
      81,600   Lexmark International,
                 Inc. -- Class A*......         4,023,696
     557,800   NCR Corp.*...............       29,306,813

                       See notes to financial statements.

                             MID-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)

     326,500   Parametric Technology
                 Corp.*................    $    7,055,665
      76,600   Western Digital
                 Corp.*(8).............         1,482,210
                                           --------------
                                               76,143,676
                                           --------------

               CONSTRUCTION SERVICES AND SUPPLIES -- 1.8%
     160,597   American Standard
                 Companies, Inc. ......         9,472,012
      34,700   Beazer Homes USA,
                 Inc.(8)...............           856,049
      29,579   Chicago Bridge & Iron
                 Company NV (the
                 Netherlands)..........         1,116,311
      26,400   Eagle Materials, Inc. ...        1,294,920
       8,062   Insituform Technologies,
                 Inc. -- Class A*(8)...           175,832
      28,500   KB HOME(8)...............        1,122,045
      45,400   Lennox International,
                 Inc. .................         1,554,042
     118,600   Masco Corp.(8)...........        3,376,542
      18,283   USG Corp.*(8)............          896,598
                                           --------------
                                               19,864,351
                                           --------------

               CONSUMER GOODS AND SERVICES -- 2.5%
      55,900   Blyth, Inc. .............        1,485,822
     108,596   Eastman Kodak
                 Company(8)............         3,022,227
      69,800   Ethan Allen Interiors,
                 Inc.(8)...............         2,390,650
      79,200   Fortune Brands, Inc.(8)..        6,523,703
      52,369   Loews Corp.- Carolina
                 Group.................         4,046,553
       6,392   Mohawk Industries,
                 Inc.*(8)..............           644,250
      18,069   Reynolds American,
                 Inc.(8)...............         1,178,099
      45,000   The Black & Decker
                 Corp. ................         3,973,950
      63,800   Tupperware Corp. ........        1,833,612
      30,125   Whirlpool Corp.(8).......        3,349,900
                                           --------------
                                               28,448,766
                                           --------------

               CONTAINERS AND PACKAGING -- 0.6%
      65,900   Ball Corp. ..............        3,503,903
      77,700   Sonoco Products Company..        3,326,337
                                           --------------
                                                6,830,240
                                           --------------

               DIVERSIFIED OPERATIONS AND
                 SERVICES -- 1.8%
     182,622   Textron, Inc. ...........       20,108,508
                                           --------------

               ELECTRONICS -- 1.6%
     326,400   Amphenol Corp. -- Class
                 A.....................        11,636,160
     102,689   Celestica, Inc.
                 (Canada)*.............           641,806
     335,200   Sanmina-SCI Corp.*.......        1,049,176
     563,003   Solectron Corp.*.........        2,071,851
      55,600   Technitrol, Inc. ........        1,594,052
      99,500   Vishay Intertechnology,
                 Inc.*.................         1,574,090
                                           --------------
                                               18,567,135
                                           --------------


      Energy
        Ser-
       vice-
   s -- 0.4%
      44,831   Energy East Corp. .......        1,169,641
      46,129   McDermott International,
                 Inc. (Panama)*........         3,834,242
                                           --------------
                                                5,003,883
                                           --------------

               EQUIPMENT RENTAL AND LEASING -- 0.2%
      60,300   United Rentals North
                 America, Inc.*........         1,962,162
                                           --------------

               FINANCIAL SERVICES -- 2.3%
      54,600   Advanta Corp. -- Class
                 B.....................         1,700,244
      25,200   AG Edwards, Inc. ........        2,130,660
      80,700   AmeriCredit Corp.*(8)....        2,142,585
      96,000   CIT Group, Inc. .........        5,263,680
      80,500   Friedman, Billings,
                 Ramsey Group,
                 Inc. -- Class A(8)....           439,530
      36,399   Invesco PLC (United
                 Kingdom)..............           472,545
     515,300   Invesco PLC (ADR) (United
                 Kingdom)(8)...........        13,320,505
                                           --------------
                                               25,469,749
                                           --------------

               FOOD AND BEVERAGE -- 2.8%
     131,000   Brown-Forman
                 Corp. -- Class B(8)...         9,573,480
     209,075   Del Monte Foods Company..        2,542,352
     205,600   McCormick & Company,
                 Inc. .................         7,849,808
      19,000   Molson Coors Brewing
                 Company -- Class B....         1,756,740
      28,869   Reddy Ice Holdings,
                 Inc.(8)...............           823,344
         800   Seaboard Corp.(8)........        1,876,000
      95,600   The Pepsi Bottling Group,
                 Inc. .................         3,219,808
     158,035   Tyson Foods,
                 Inc. -- Class A.......         3,641,126
                                           --------------
                                               31,282,658
                                           --------------

               INSURANCE -- 9.2%
      60,059   Ace, Ltd. (Cayman
                 Islands)..............         3,754,889
       8,839   Ambac Financial Group,
                 Inc. .................           770,672
     103,524   Aon Corp. ...............        4,411,158
      51,146   Axis Capital Holdings,
                 Ltd. (Bermuda)........         2,079,085
      44,400   CIGNA Corp. .............        2,318,568
      64,680   Cincinnati Financial
                 Corp. ................         2,807,112
      58,196   Everest Re Group, Ltd.
                 (Bermuda).............         6,322,413
      70,100   Horace Mann Educators
                 Corp. ................         1,488,924
      36,600   LandAmerica Financial
                 Group, Inc. ..........         3,531,534
     216,207   Lincoln National Corp. ..       15,339,887
      50,677   Loews Corp. .............        2,583,513
     296,598   MBIA, Inc.(8)............       18,454,327
      56,300   MGIC Investment
                 Corp.(8)..............         3,201,218
      92,000   Nationwide Financial
                 Services,
                 Inc. -- Class A.......         5,816,240
      43,792   PartnerRe, Ltd.
                 (Bermuda)(8)..........         3,393,880

                       See notes to financial statements.

                             MID-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)

      25,100   Principal Financial
                 Group, Inc. ..........    $    1,463,079
      71,500   Radian Group, Inc. ......        3,861,000
     106,200   SAFECO Corp. ............        6,612,012
      94,900   The Commerce Group,
                 Inc. .................         3,294,928
      19,621   Torchmark Corp. .........        1,314,607
      41,700   Unitrin, Inc. ...........        2,050,806
      29,498   Willis Group Holdings,
                 Ltd. (Bermuda)........         1,299,682
      72,848   XL Capital, Ltd. -- Class
                 A (Cayman Islands)....         6,140,358
                                           --------------
                                              102,309,892
                                           --------------

               INTERNET SERVICES -- 0.1%
      34,386   McAfee, Inc.*............        1,210,387
                                           --------------

               LEISURE AND RECREATION -- 0.5%
      37,605   Hilton Hotels Corp. .....        1,258,639
      30,085   National CineMedia,
                 Inc.*(8)..............           842,681
      79,130   Regal Entertainment
                 Group -- Class A(8)...         1,735,321
      52,411   Royal Caribbean Cruises,
                 Ltd. (Liberia)(8).....         2,252,625
                                           --------------
                                                6,089,266
                                           --------------

               MACHINERY -- 0.6%
      67,909   AGCO Corp.*..............        2,947,929
      19,506   Rockwell Automation,
                 Inc. .................         1,354,497
       9,343   Terex Corp.*.............          759,586
      19,426   The Manitowoc Company,
                 Inc. .................         1,561,462
                                           --------------
                                                6,623,474
                                           --------------

               MANUFACTURING -- 3.6%
      46,800   American Woodmark
                 Corp.(8)..............         1,619,280
     266,900   Carlisle Companies,
                 Inc. .................        12,413,519
      34,052   Cooper Industries,
                 Ltd. -- Class A
                 (Bermuda).............         1,944,029
      32,900   Crane Company............        1,495,305
      41,980   Eaton Corp. .............        3,904,140
      42,200   EnPro Industries, Inc.*..        1,805,738
      70,600   Furniture Brands
                 International,
                 Inc.(8)...............         1,002,520
      62,082   Ingersoll-Rand Company,
                 Ltd. -- Class A
                 (Bermuda).............         3,403,335
      86,300   Leggett & Platt,
                 Inc.(8)...............         1,902,915
      53,400   Parker Hannifin Corp. ...        5,228,394
      37,600   Precision Castparts
                 Corp. ................         4,563,136
      83,400   Tredegar Corp. ..........        1,776,420
                                           --------------
                                               41,058,731
                                           --------------

               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 5.3%
     210,700   CR Bard, Inc.(8).........       17,410,141
      58,100   Dade Behring Holdings,
                 Inc. .................         3,086,272
      83,981   Health Management
                 Associates,
                 Inc. -- Class A.......           954,024
      34,062   Health Net, Inc.*........        1,798,474
      16,443   Humana, Inc.*............        1,001,543
     557,500   IMS Health, Inc. ........       17,912,475
      60,700   Invacare Corp. ..........        1,112,631
      31,400   Kindred Healthcare,
                 Inc.*.................           964,608
      10,096   McKesson Corp. ..........          602,125
     377,345   Omnicare, Inc.(8)........       13,607,061
      23,000   Universal Health
                 Services,
                 Inc. -- Class B.......         1,414,500
                                           --------------
                                               59,863,854
                                           --------------

               METALS AND MINING -- 0.9%
      23,827   Freeport-McMoRan Copper &
                 Gold, Inc. ...........         1,973,352
      80,216   Nucor Corp. .............        4,704,669
      33,200   United States Steel
                 Corp. ................         3,610,500
                                           --------------
                                               10,288,521
                                           --------------

               OFFICE EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.4%
      99,900   IKON Office Solutions,
                 Inc. .................         1,559,439
      10,623   Pitney Bowes, Inc. ......          497,369
     138,400   Steelcase, Inc. -- Class
                 A(8)..................         2,560,400
                                           --------------
                                                4,617,208
                                           --------------

               OIL, COAL AND GAS -- 8.8%
      31,175   BJ Services Company......          886,617
      24,341   Cameron International
                 Corp.*................         1,739,651
     104,028   El Paso Corp. ...........        1,792,402
      57,674   Enbridge, Inc.
                 (Canada)(8)...........         1,948,228
     183,608   ENSCO International,
                 Inc.(8)...............        11,201,924
     196,400   Equitable Resources,
                 Inc. .................         9,733,584
      47,181   GlobalSantaFe Corp.
                 (Cayman Islands)......         3,408,827
      55,954   Hess Corp. ..............        3,299,048
     109,198   Marathon Oil Corp. ......        6,547,512
      13,144   Nabors Industries, Ltd.
                 (Bermuda)*............           438,747
       9,487   National-Oilwell Varco,
                 Inc.*.................           988,925
      30,048   Newfield Exploration
                 Company*..............         1,368,686
     146,500   ONEOK, Inc. .............        7,385,065
     188,500   Patterson-UTI Energy,
                 Inc.(8)...............         4,940,585
      38,445   Pioneer Natural Resources
                 Company...............         1,872,656
     542,408   Questar Corp. ...........       28,666,262
      11,421   Smith International,
                 Inc. .................           669,727
      36,805   Southwestern Energy
                 Company*..............         1,637,823
      79,312   Sunoco, Inc. ............        6,319,580
      33,000   Swift Energy
                 Company*(8)...........         1,411,080
      33,116   Weatherford
                 International, Ltd.
                 (Bermuda)*............         1,829,328
                                           --------------
                                               98,086,257
                                           --------------


                       See notes to financial statements.

                             MID-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.4%
      82,757   MeadWestvaco Corp. ......   $    2,922,977
      44,000   Plum Creek Timber
                 Company, Inc. ........         1,833,040
                                           --------------
                                                4,756,017
                                           --------------

               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 2.3%
      16,693   Hospira, Inc.*...........          651,695
     243,874   King Pharmaceuticals,
                 Inc.*.................         4,989,662
     165,100   Millipore Corp.*(8)......       12,397,358
      81,072   Mylan Laboratories,
                 Inc. .................         1,474,700
      58,800   Novo Nordisk A/S (ADR)
                 (Denmark).............         6,389,208
      18,741   Watson Pharmaceuticals,
                 Inc.*.................           609,645
                                           --------------
                                               26,512,268
                                           --------------

               PRINTING AND PUBLISHING -- 0.4%
      80,000   Gannett Company, Inc. ...        4,396,000
                                           --------------

               REAL ESTATE DEVELOPMENT AND
                 SERVICES -- 0.8%
     196,974   Brookfield Asset
                 Management,
                 Inc. -- Class A
                 (Canada)(8)...........         7,859,263
      17,647   The St. Joe Company(8)...          817,762
                                           --------------
                                                8,677,025
                                           --------------

               REAL ESTATE INVESTMENT TRUSTS -- 2.5%
      56,100   American Home Mortgage
                 Investment Corp.(8)...         1,031,118
     210,000   Anthracite Capital,
                 Inc.(8)...............         2,457,000
       4,635   Boston Properties,
                 Inc. .................           473,373
      36,100   Capital Trust,
                 Inc. -- Class A.......         1,232,454
      60,000   Entertainment Properties
                 Trust.................         3,226,800
      32,886   Equity Residential.......        1,500,588
      84,700   Hospitality Properties
                 Trust.................         3,514,203
     114,600   HRPT Properties Trust....        1,191,840
     113,900   Innkeepers USA Trust.....        2,019,447
     191,000   iStar Financial, Inc. ...        8,467,030
      38,998   RAIT Investment
                 Trust(8)..............         1,014,728
      31,349   Rayonier, Inc. ..........        1,415,094
       9,255   Simon Property Group,
                 Inc. .................           861,085
                                           --------------
                                               28,404,760
                                           --------------


               RETAIL -- 2.3%
      61,000   Borders Group, Inc.(8)...        1,162,660
     269,900   Dollar Tree Stores,
                 Inc.*.................        11,754,145
      55,738   Family Dollar Stores,
                 Inc.(8)...............         1,912,928
      20,000   JC Penney Company,
                 Inc.(8)...............         1,447,600
     364,600   Staples, Inc. ...........        8,651,958
      31,805   The Bon-Ton Stores,
                 Inc. .................         1,274,108
                                           --------------
                                               26,203,399
                                           --------------


               RETAIL: RESTAURANTS -- 1.1%
      26,500   Darden Restaurants,
                 Inc. .................         1,165,735
     110,900   Ruby Tuesday, Inc. ......        2,919,997
     264,800   YUM! Brands, Inc. .......        8,664,256
                                           --------------
                                               12,749,988
                                           --------------

               RETAIL: SUPERMARKETS -- 0.3%
      83,500   SUPERVALU, Inc. .........        3,867,720
                                           --------------

               RUBBER PRODUCTS -- 0.1%
      47,300   The Goodyear Tire &
                 Rubber Company*.......         1,644,148
                                           --------------

               SEMICONDUCTORS -- 2.5%
      44,500   Analog Devices, Inc. ....        1,674,980
      48,276   Intersil Corp. -- Class
                 A.....................         1,518,763
   1,447,290   LSI Corp.*(8)............       10,869,148
      15,692   Maxim Integrated
                 Products, Inc. .......           524,270
      28,633   Microchip Technology,
                 Inc. .................         1,060,566
      56,224   Micron Technology,
                 Inc.*.................           704,487
      74,700   MKS Instruments, Inc.*...        2,069,190
      69,185   National Semiconductor
                 Corp. ................         1,955,860
      68,800   Novellus Systems,
                 Inc.*(8)..............         1,951,856
     280,700   STMicroelectronics NV
                 (the Netherlands)(8)..         5,386,633
                                           --------------
                                               27,715,753
                                           --------------

               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.1%
     129,332   CenturyTel, Inc. ........        6,343,734
       6,414   Embarq Corp. ............          406,455
     145,564   Qwest Communications
                 International,
                 Inc.*(8)..............         1,411,971
     160,300   RF Micro Devices,
                 Inc.*(8)..............         1,000,272
     130,047   Tellabs, Inc.*...........        1,399,306
     105,718   Windstream Corp. ........        1,560,398
                                           --------------
                                               12,122,136
                                           --------------

               TOOLS -- 0.2%
      27,919   The Stanley Works........        1,694,683
                                           --------------

               TOYS -- 0.7%
      80,144   Hasbro, Inc. ............        2,517,323
     222,600   Mattel, Inc. ............        5,629,554
                                           --------------
                                                8,146,877
                                           --------------

               TRANSPORTATION -- 1.2%
      31,300   Arkansas Best Corp.(8)...        1,219,761
     101,839   CSX Corp. ...............        4,590,902
      19,334   Kansas City
                 Southern*(8)..........           725,798
      66,800   Laidlaw International,
                 Inc. .................         2,307,940
      25,700   Overseas Shipholding
                 Group, Inc. ..........         2,091,980
      57,500   YRC Worldwide, Inc.*(8)..        2,116,000
                                           --------------
                                               13,052,381
                                           --------------


                       See notes to financial statements.

                             MID-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               UTILITIES -- 7.4%
      54,700   AGL Resources, Inc. .....   $    2,214,256
     237,200   Allegheny Energy, Inc.*..       12,272,728
      73,100   Alliant Energy Corp. ....        2,839,935
     159,939   American Electric Power
                 Company, Inc. ........         7,203,653
     463,900   CMS Energy Corp. ........        7,979,080
      22,423   Consolidated Edison,
                 Inc.(8)...............         1,011,726
      11,555   DPL, Inc.(8).............          327,469
      76,556   DTE Energy Company.......        3,691,530
      30,824   Edison International.....        1,729,843
      23,518   Mirant Corp.*............        1,003,043
     178,885   NiSource, Inc. ..........        3,704,708
      27,900   OGE Energy Corp.(8)......        1,022,535
     121,972   Pinnacle West Capital
                 Corp. ................         4,860,584
     387,526   PPL Corp. ...............       18,132,341
      24,800   Progress Energy, Inc. ...        1,130,632
     135,900   Puget Energy, Inc. ......        3,286,062
      35,655   Sempra Energy............        2,111,846
     210,300   TECO Energy, Inc.(8).....        3,612,954
      86,300   Westar Energy, Inc. .....        2,095,364
     179,800   Xcel Energy, Inc.(8).....        3,680,506
                                           --------------
                                               83,910,795
                                           --------------

               TOTAL COMMON STOCKS
                 (Cost $957,049,813)....    1,095,860,787
                                           --------------

  PRINCIPAL
  ---------


               CONVERTIBLE BONDS -- 0.0%

               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
$    251,000   Qwest Communications
                 International, Inc.,
                 3.50%, 11/15/25
                 (Cost $397,336).......           441,133
                                           --------------

               SHORT TERM COMMERCIAL PAPER -- 0.3%
   3,600,000   Ebury Finance, Ltd.
                 (Cayman Islands),
                 5.45%, 07/02/07
                 (Cost $3,598,910).....         3,598,910
                                           --------------

               SECURITIES LENDING COLLATERAL -- 16.1%
 181,765,144   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $181,765,144)...       181,765,144
                                           --------------

               TOTAL SECURITIES
                 (Cost $1,142,811,203)..    1,281,665,974
                                           --------------


               REPURCHASE AGREEMENTS -- 2.2%
$ 25,029,050   With Investors Bank and
                 Trust, dated 06/29/07,
                 4.76%, due 07/02/07,
                 repurchase proceeds at
                 maturity $25,038,978
                 (Collateralized by
                 Fannie Mae Adjustable
                 Rate Mortgage, 4.16%,
                 due 04/01/34, with a
                 value of $11,646,078,
                 and various Small
                 Business
                 Administrations,
                 8.63%-8.88%, due
                 01/25/16-03/25/17,
                 with a total value of
                 $14,634,424) (Cost
                 $25,029,050)..........        25,029,050
                                           --------------
               Total
                 Investments -- 115.7%
                 (Cost $1,167,840,253)..    1,306,695,024
               Liabilities less other
                 assets -- (15.7)%.....      (177,720,020)
                                           --------------
               NET ASSETS -- 100.0%.....   $1,128,975,004
                                           ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $1,167,840,253.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $164,336,324
Gross unrealized depreciation..    (25,481,553)
                                  ------------
Net unrealized appreciation....   $138,854,771
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                      VALUE
   ------                                  ------------



              COMMON STOCKS -- 98.5%
              ADVERTISING -- 3.5%
     82,560   Focus Media Holding, Ltd.
                (ADR) (China)*(8)......    $ $4,169,280
    103,780   Lamar Advertising
                Company -- Class A.....       6,513,233
                                           ------------
                                             10,682,513
                                           ------------

              AEROSPACE AND DEFENSE -- 1.9%
    139,760   BE Aerospace, Inc.*(8)....      5,772,088
                                           ------------

              APPAREL: MANUFACTURING AND RETAIL -- 8.1%
     62,900   Coach, Inc.*..............      2,980,831
    135,000   Crocs, Inc.*(8)...........      5,809,050
    130,605   J Crew Group, Inc.*.......      7,064,425
     60,450   Nordstrom, Inc. ..........      3,090,204
    106,720   Phillips-Van Heusen
                Corp. .................       6,464,030
                                           ------------
                                             25,408,540
                                           ------------

              CHEMICALS -- 2.8%
    104,435   Albemarle Corp. ..........      4,023,881
     89,160   International Flavors &
                Fragrances, Inc. ......       4,648,802
                                           ------------
                                              8,672,683
                                           ------------

              COMMERCIAL SERVICES -- 2.7%
    267,840   Quanta Services,
                Inc.*(8)...............       8,214,653
                                           ------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 5.5%
    321,910   Activision, Inc.*(8)......      6,010,060
     73,675   DST Systems, Inc.*(8).....      5,835,797
     74,801   FactSet Research Systems,
                Inc. ..................       5,112,648
                                           ------------
                                             16,958,505
                                           ------------

              CONSTRUCTION SERVICES AND
                SUPPLIES -- 2.0%
    166,930   Chicago Bridge & Iron
                Company NV (the
                Netherlands)...........       6,299,938
                                           ------------

              CONSUMER GOODS AND SERVICES -- 3.6%
    155,465   Avon Products, Inc. ......      5,713,338
    178,538   Fossil, Inc.*.............      5,265,086
                                           ------------
                                             10,978,424
                                           ------------

              CONTAINERS AND PACKAGING -- 2.5%
    216,515   Owens-Illinois, Inc.*.....      7,578,025
                                           ------------

              CORRECTIONAL FACILITIES -- 2.4%
    118,185   Corrections Corp. of
                America*...............       7,458,655
                                           ------------
              DIVERSIFIED OPERATIONS AND
                SERVICES -- 2.4%
     68,000   Textron, Inc. ............      7,487,480
                                           ------------

              EDUCATION -- 1.7%
     30,000   Apollo Group,
                Inc. -- Class A*.......       1,752,900
     29,200   ITT Educational Services,
                Inc.*..................       3,427,496
                                           ------------
                                              5,180,396
                                           ------------

              ELECTRONICS -- 2.1%
    333,531   Gentex Corp.(8)...........      6,567,225
                                           ------------

              ENERGY SERVICES -- 3.7%
     79,385   McDermott International,
                Inc. (Panama)*.........       6,598,481
     75,500   SunPower Corp. -- Class
                A*(8)..................       4,760,275
                                           ------------
                                             11,358,756
                                           ------------

              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 1.3%
     88,670   Stericycle, Inc.*(8)......      3,942,268
                                           ------------

              FINANCIAL SERVICES -- 1.0%
     60,175   T Rowe Price Group,
                Inc. ..................       3,122,481
                                           ------------

              INTERNET SERVICES -- 5.1%
     74,985   F5 Networks, Inc.*........      6,043,791
    302,510   VeriSign, Inc.*...........      9,598,642
                                           ------------
                                             15,642,433
                                           ------------

              MANUFACTURING -- 5.5%
     46,720   Precision Castparts
                Corp. .................       5,669,939
     78,378   SPX Corp. ................      6,882,372
    111,505   Zebra Technologies
                Corp. -- Class A*......       4,319,704
                                           ------------
                                             16,872,015
                                           ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.8%
     32,180   Intuitive Surgical,
                Inc.*(8)...............       4,465,619
    144,095   St Jude Medical,
                Inc.*(8)...............       5,978,502
    195,975   VCA Antech, Inc.*(8)......      7,386,297
                                           ------------
                                             17,830,418
                                           ------------

              METALS AND MINING -- 1.9%
     44,454   Carpenter Technology
                Corp.(8)...............       5,792,801
                                           ------------

              OIL, COAL AND GAS -- 6.7%
    126,505   Cameron International
                Corp.*(8)..............       9,041,312
     86,500   Grant Prideco, Inc.*......      4,656,295
    102,100   Range Resources Corp. ....      3,819,561
     49,000   W-H Energy Services,
                Inc.*..................       3,033,590
                                           ------------
                                             20,550,758
                                           ------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.6%
    100,125   Celgene Corp.*............      5,740,166
    112,390   Shire PLC (ADR) (United
                Kingdom)...............       8,331,471
                                           ------------
                                             14,071,637
                                           ------------

              RETAIL: RESTAURANTS -- 1.5%
     55,000   Chipotle Mexican Grill,
                Inc. -- Class A*(8)....       4,690,400
                                           ------------


                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL
                INSTRUMENTS -- 7.0%
     41,655   Mettler-Toledo
                International, Inc.*...    $  3,978,469
     68,900   Pall Corp. ...............      3,168,711
    136,725   Thermo Fisher Scientific,
                Inc.*..................       7,071,417
    230,950   Trimble Navigation,
                Ltd.*..................       7,436,590
                                           ------------
                                             21,655,187
                                           ------------

              SEMICONDUCTORS -- 3.2%
     79,000   NVIDIA Corp.*.............      3,263,490
    615,075   ON Semiconductor Corp.*...      6,593,604
                                           ------------
                                              9,857,094
                                           ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 10.0%
    218,916   American Tower
                Corp. -- Class A*......       9,194,472
    194,300   Ciena Corp.*(8)...........      7,020,059
    114,620   NII Holdings, Inc.*.......      9,254,420
    165,825   Polycom, Inc.*............      5,571,720
                                           ------------
                                             31,040,671
                                           ------------
              TOTAL COMMON STOCKS
                (Cost $254,170,000).....    303,686,044
                                           ------------

 PRINCIPAL
 ---------

              SECURITIES LENDING COLLATERAL -- 22.7%
$70,162,239   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $70,162,239).....      70,162,239
                                           ------------
              TOTAL SECURITIES
                (Cost $324,332,239)....     373,848,283
                                           ------------

              REPURCHASE AGREEMENTS -- 2.3%
$ 7,138,156   With Investors Bank and
                Trust,
                dated 06/29/07, 4.76%,
                due 07/02/07,
                repurchase proceeds at
                maturity $7,140,987
                (Collateralized by
                Fannie Mae Adjustable
                Rate, 4.68%, due
                11/01/34, with a value
                of $6,275,578 and Small
                Business
                Administration, 7.63%,
                due 10/25/24 with a
                value of $1,219,486)
                (Cost $7,138,156)......    $  7,138,156
                                           ------------
              Total
                Investments -- 123.5%
                (Cost $331,470,395)....     380,986,439
              Liabilities less other
                assets -- (23.5)%......     (72,538,652)
                                           ------------
              NET ASSETS -- 100.0%......   $308,447,787
                                           ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $331,470,395.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $50,416,416
Gross unrealized depreciation...      (900,372)
                                   -----------
Net unrealized appreciation.....   $49,516,044
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                            SMALL-CAP VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                      VALUE
   ------                                  ------------



              COMMON STOCKS -- 98.8%
              AEROSPACE AND DEFENSE -- 2.3%
     12,403   AAR Corp.*................   $    409,423
     18,114   Curtiss-Wright Corp. .....        844,294
     67,133   United Industrial
                Corp.(8)...............       4,026,637
                                           ------------
                                              5,280,354
                                           ------------

              AIRLINES -- 0.6%
     32,287   Alaska Air Group, Inc.*...        899,516
     71,943   ExpressJet Holdings,
                Inc.*..................         430,219
                                           ------------
                                              1,329,735
                                           ------------

              APPAREL: MANUFACTURING AND RETAIL -- 2.1%
     30,775   Brown Shoe Company,
                Inc. ..................         748,448
     95,395   K-Swiss, Inc. -- Class
                A(8)...................       2,702,541
      3,097   Oxford Industries, Inc. ..        137,321
     17,606   Perry Ellis International,
                Inc.*..................         566,385
      3,939   Shoe Carnival, Inc.*......        108,283
      5,247   Stage Stores, Inc. .......        109,977
     16,328   Steven Madden, Ltd. ......        534,905
                                           ------------
                                              4,907,860
                                           ------------

              AUTOMOBILE: RENTAL -- 0.3%
     17,881   Dollar Thrifty Automotive
                Group, Inc.*...........         730,260
                                           ------------

              AUTOMOBILE: RETAIL -- 1.7%
     25,163   Asbury Automotive Group,
                Inc. ..................         627,817
     94,431   Sonic Automotive, Inc. ...      2,735,666
     32,681   The Pep Boys -- Manny, Moe
                & Jack.................         658,849
                                           ------------
                                              4,022,332
                                           ------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 4.3%
      5,483   ArvinMeritor, Inc. .......        121,723
     40,924   BorgWarner, Inc. .........      3,521,101
     37,489   Monaco Coach Corp. .......        537,967
     62,436   Oshkosh Truck Corp. ......      3,928,473
    104,427   Spartan Motors, Inc.(8)...      1,777,348
      2,857   Tenneco Automotive,
                Inc.*..................         100,109
      5,096   Winnebago Industries,
                Inc. ..................         150,434
                                           ------------
                                             10,137,155
                                           ------------

              BANKS -- 10.7%
    187,509   Brookline Bancorp,
                Inc.(8)................       2,158,229
    136,480   Citizens Banking
                Corp. -- Michigan(8)...       2,497,584
     18,840   City Bank.................        593,648
      3,239   Community Bank System,
                Inc. ..................          64,845
    129,926   Corus Bankshares,
                Inc.(8)................       2,242,523
    239,314   First Commonwealth
                Financial Corp.(8).....       2,613,309
     20,712   First Community
                Bancshares, Inc. ......         646,007
     44,616   First Financial Bancorp...        668,794
     35,653   Franklin Bank
                Corp. -- Houston,
                Texas*.................         531,230
     33,811   Frontier Financial
                Corp. .................         761,762
     14,256   IBERIABANK Corp. .........        704,959
     27,198   Integra Bank Corp. .......        583,941
     37,936   Midwest Banc Holdings,
                Inc. ..................         550,072
     40,237   National Penn Bancshares,
                Inc. ..................         671,153
     34,505   Pacific Capital Bancorp...        930,945
      2,898   Prosperity Bancshares,
                Inc. ..................          94,938
     11,985   Simmons First National
                Corp. -- Class A.......         330,666
     59,566   Sterling Bancshares,
                Inc. -- Texas..........         673,691
      4,823   Suffolk Bancorp...........        153,950
     20,382   UMB Financial Corp. ......        751,484
      4,396   United Bankshares, Inc. ..        139,793
    109,531   Washington Federal,
                Inc. ..................       2,662,698
     24,209   Washington Trust Bancorp,
                Inc. ..................         610,309
      2,207   WesBanco, Inc. ...........         65,107
     19,912   West Coast Bancorp........        605,126
     81,607   Whitney Holding Corp. ....      2,456,371
                                           ------------
                                             24,763,134
                                           ------------

              BROADCAST SERVICES/MEDIA -- 1.3%
      8,790   Gray Television, Inc. ....         81,483
    189,985   Journal Communications,
                Inc. -- Class A........       2,471,705
     32,184   Knology, Inc.*............        559,036
                                           ------------
                                              3,112,224
                                           ------------

              BUSINESS SERVICES -- 0.1%
      3,379   CRA International, Inc.*..        162,868
                                           ------------

              BUSINESS SERVICES AND SUPPLIES -- 0.7%
     34,385   Gevity HR, Inc. ..........        664,662
     10,386   Heidrick & Struggles
                International, Inc.*...         532,179
      7,433   Kelly Services,
                Inc. -- Class A........         204,110
     29,019   Spherion Corp.*...........        272,488
                                           ------------
                                              1,673,439
                                           ------------

              CHEMICALS -- 0.9%
     22,957   Arch Chemicals, Inc. .....        806,709
      4,240   Georgia Gulf Corp. .......         76,786
     28,653   HB Fuller Company.........        856,439
     15,662   Spartech Corp. ...........        415,826
                                           ------------
                                              2,155,760
                                           ------------


                       See notes to financial statements.

                            SMALL-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 4.2%
     17,774   CACI International,
                Inc. -- Class A*.......    $    868,260
    210,980   Digi International,
                Inc.*..................       3,109,845
     25,209   Manhattan Associates,
                Inc.*..................         703,583
     79,509   MTS Systems Corp. ........      3,551,668
     38,106   PC Connection, Inc.*......        504,523
      3,828   SRA International,
                Inc. -- Class A*.......          96,695
     40,593   Sybase, Inc.*.............        969,767
                                           ------------
                                              9,804,341
                                           ------------

              CONSTRUCTION SERVICES AND
                SUPPLIES -- 2.9%
     30,565   ABM Industries, Inc. .....        788,883
     56,759   Granite Construction,
                Inc. ..................       3,642,792
     56,702   Universal Forest Products,
                Inc.(8)................       2,396,227
                                           ------------
                                              6,827,902
                                           ------------

              CONSUMER GOODS AND SERVICES -- 0.4%
     22,025   Regis Corp. ..............        842,456
                                           ------------

              CONTAINERS AND PACKAGING -- 0.3%
     13,711   Silgan Holdings, Inc. ....        757,944
                                           ------------

              DIVERSIFIED OPERATIONS AND
                SERVICES -- 1.2%
     10,917   Chemed Corp. .............        723,688
     58,299   ESCO Technologies,
                Inc.*(8)...............       2,113,922
                                           ------------
                                              2,837,610
                                           ------------

              EDUCATION -- 0.2%
     42,969   INVESTools, Inc.*.........        427,971
                                           ------------

              ELECTRONICS -- 1.2%
     17,069   CTS Corp. ................        216,094
     15,933   Littelfuse, Inc.*.........        538,057
     47,172   Methode Electronics,
                Inc. ..................         738,242
     25,851   Plexus Corp.*.............        594,314
     23,316   Technitrol, Inc. .........        668,470
                                           ------------
                                              2,755,177
                                           ------------

              EQUIPMENT RENTAL AND LEASING -- 0.3%
     28,156   Rent-A-Center, Inc.*......        738,532
                                           ------------

              FINANCIAL SERVICES -- 3.1%
     13,205   ASTA Funding, Inc. .......        507,468
      4,471   Boston Private Financial
                Holdings, Inc. ........         120,136
     97,167   Calamos Asset Management,
                Inc. -- Class A........       2,482,616
     17,161   Cash America
                International, Inc. ...         680,434
      3,033   CompuCredit Corp.*........        106,216
     12,825   National Financial
                Partners Corp. ........         593,926
      2,949   Piper Jaffray Companies,
                Inc.*..................         164,348
    120,269   SWS Group, Inc. ..........      2,600,215
                                           ------------
                                              7,255,359
                                           ------------

              FOOD AND BEVERAGE -- 0.7%
     17,609   Pilgrim's Pride Corp. ....        672,136
     13,489   Ralcorp Holdings, Inc.*...        720,986
      7,392   Sanderson Farms, Inc. ....        332,788
                                           ------------
                                              1,725,910
                                           ------------

              FUNERAL SERVICES -- 1.5%
    270,464   Service Corp.
                International..........       3,456,530
                                           ------------

              INSURANCE -- 5.3%
      4,611   Argonaut Group, Inc. .....        143,909
     30,237   Aspen Insurance Holdings,
                Ltd. (Bermuda).........         848,753
     38,331   CNA Surety Corp.*.........        724,839
     22,631   Delphi Financial Group,
                Inc. -- Class A........         946,427
     16,959   FBL Financial Group,
                Inc. -- Class A........         666,828
     26,109   Max Capital Group, Ltd.
                (Bermuda)..............         738,885
     50,779   Meadowbrook Insurance
                Group, Inc.*...........         556,538
     42,411   Montpelier Re Holdings,
                Ltd. (Bermuda).........         786,300
     22,637   Platinum Underwriters
                Holdings, Ltd.
                (Bermuda)..............         786,636
     50,196   Primus Guaranty, Ltd.
                (Bermuda)*.............         538,101
      3,490   RLI Corp. ................        195,266
     83,498   The Commerce Group,
                Inc. ..................       2,899,050
     48,166   The Phoenix Companies,
                Inc. ..................         722,972
      9,047   United America Indemnity,
                Ltd. -- Class A (Cayman
                Islands)*..............         224,999
     23,147   United Fire & Casualty
                Company................         818,941
     16,939   Zenith National Insurance
                Corp. .................         797,658
                                           ------------
                                             12,396,102
                                           ------------

              INTERNET SERVICES -- 0.7%
     50,820   3Com Corp*................        209,887
     85,494   CMGI, Inc.*...............        166,713
     57,555   RealNetworks, Inc.*.......        470,224
     96,979   S1 Corp.*.................        774,862
                                           ------------
                                              1,621,686
                                           ------------

              LEISURE AND RECREATION -- 1.7%
    140,347   Blockbuster, Inc. -- Class
                A*.....................         604,896
     41,979   Bluegreen Corp.*..........        490,735
    122,512   The Marcus Corp. .........      2,910,884
                                           ------------
                                              4,006,515
                                           ------------


                       See notes to financial statements.

                            SMALL-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              MACHINERY -- 2.0%
    132,566   Applied Industrial
                Technologies, Inc. ....    $  3,910,697
     22,692   Sauer-Danfoss, Inc. ......        675,314
                                           ------------
                                              4,586,011
                                           ------------

              MANUFACTURING -- 3.8%
     12,980   Acuity Brands, Inc. ......        782,434
      2,723   Ameron International
                Corp. .................         245,587
     20,168   AO Smith Corp. ...........        804,502
     27,011   AptarGroup, Inc. .........        960,511
     85,955   CIRCOR International,
                Inc. ..................       3,475,160
      5,227   EnPro Industries, Inc.*...        223,663
     27,871   Gibraltar Industries,
                Inc. ..................         617,343
     35,621   GrafTech International,
                Ltd.*..................         599,858
     10,890   Quanex Corp. .............        530,343
     33,615   Tredegar Corp. ...........        716,000
                                           ------------
                                              8,955,401
                                           ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 6.2%
     24,423   AMERIGROUP Corp.*.........        581,267
      5,414   Centene Corp.*............        115,968
     11,858   Landauer, Inc. ...........        584,007
     67,696   Magellan Health Services,
                Inc.*..................       3,145,833
     13,108   MedCath Corp.*............        416,834
     69,950   Owens & Minor, Inc. ......      2,444,053
    111,547   Syneron Medical, Ltd.
                (Israel)*(8)...........       2,783,098
     16,392   Vital Images, Inc.*.......        445,207
     72,247   West Pharmaceutical
                Services, Inc.(8)......       3,406,446
     22,037   Zoll Medical Corp.*.......        491,645
                                           ------------
                                             14,414,358
                                           ------------

              METALS AND MINING -- 0.0%
      2,811   Olympic Steel, Inc. ......         80,563
                                           ------------
              OIL, COAL AND GAS -- 8.8%
      8,725   Dawson Geophysical
                Company*...............         536,239
     73,592   Frontier Oil Corp. .......      3,221,122
     20,535   Gulf Island Fabrication,
                Inc. ..................         712,565
     15,411   Headwaters, Inc.*.........        266,148
     49,322   Holly Corp. ..............      3,659,198
     72,688   National Fuel Gas
                Company................       3,148,117
     17,790   Oil States International,
                Inc.*..................         735,439
     36,480   Parker Drilling Company*..        384,499
     75,768   Penn Virginia Corp. ......      3,045,874
      4,341   Petroleum Development
                Corp.*.................         206,111
      3,229   Stone Energy Corp.*.......        110,626
    100,639   World Fuel Services
                Corp. .................       4,232,875
                                           ------------
                                             20,258,813
                                           ------------

              PAPER AND FOREST PRODUCTS -- 0.4%
     34,163   Buckeye Technologies,
                Inc.*..................         528,502
     14,282   Rock-Tenn Company -- Class
                A......................         453,025
                                           ------------
                                                981,527
                                           ------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.8%
    158,985   Exponent, Inc.*...........      3,556,495
     88,399   Immunomedics, Inc.*.......        366,856
     43,682   Incyte Corp.*.............        262,092
     40,013   Indevus Pharmaceuticals,
                Inc.*..................         269,287
    173,260   Mannatech, Inc.(8)........      2,753,101
     82,771   Maxygen, Inc.*............        709,347
    145,015   Perrigo Company...........      2,839,395
     30,743   ViroPharma, Inc.*.........        424,253
                                           ------------
                                             11,180,826
                                           ------------

              PRINTING AND PUBLISHING -- 0.5%
      7,521   Consolidated Graphics,
                Inc.*..................         521,055
     36,423   Lee Enterprises, Inc. ....        759,784
                                           ------------
                                              1,280,839
                                           ------------

              REAL ESTATE INVESTMENT TRUSTS -- 7.8%
     58,298   Ashford Hospitality
                Trust..................         685,584
     16,831   BRT Realty Trust..........        437,774
     14,223   Capital Trust,
                Inc. -- Class A........         485,573
     13,824   Entertainment Properties
                Trust..................         743,455
      6,310   Extra Space Storage,
                Inc. ..................         104,115
     16,922   First Industrial Realty
                Trust, Inc. ...........         655,897
     82,110   Getty Realty Corp. .......      2,157,851
     53,183   Healthcare Realty Trust,
                Inc.(8)................       1,477,424
     17,903   Hersha Hospitality Trust..        211,613
     14,947   LaSalle Hotel Properties..        648,999
     42,771   Lexington Realty Trust....        889,637
     63,940   MFA Mortgage Investments,
                Inc. ..................         465,483
    106,448   National Retail
                Properties, Inc.(8)....       2,326,954
     14,462   Nationwide Health
                Properties, Inc. ......         393,366
     22,835   Newcastle Investment
                Corp. .................         572,473
     58,135   Rayonier, Inc. ...........      2,624,215
      4,344   Realty Income Corp. ......        109,425
     47,366   Sovran Self Storage,
                Inc. ..................       2,281,147
     25,773   Sunstone Hotel Investors,
                Inc. ..................         731,695
                                           ------------
                                             18,002,680
                                           ------------

              RETAIL -- 3.1%
     29,839   Casey's General Stores,
                Inc. ..................         813,411
    200,443   EZCORP, Inc. -- Class A*..      2,653,865

                       See notes to financial statements.

                            SMALL-CAP VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)

     20,938   Jo-Ann Stores, Inc.*......   $    595,267
     70,754   The Pantry, Inc.*.........      3,261,760
                                           ------------
                                              7,324,303
                                           ------------

              RETAIL: RESTAURANTS -- 1.0%
     31,830   AFC Enterprises, Inc.*....        550,341
     28,650   Applebee's International,
                Inc. ..................         690,465
     20,627   CEC Entertainment, Inc.*..        726,070
      7,991   Domino's Pizza, Inc. .....        145,996
      4,343   Jack in the Box, Inc.*....        308,092
                                           ------------
                                              2,420,964
                                           ------------

              RETAIL: SUPERMARKETS -- 1.0%
     55,136   Weis Markets, Inc. .......      2,233,559
                                           ------------

              SCIENTIFIC AND TECHNICAL
                INSTRUMENTS -- 0.2%
      7,162   Varian, Inc.*.............        392,692
                                           ------------
              SEMICONDUCTORS -- 2.3%
    335,055   Conexant Systems, Inc.*...        462,376
     16,657   Genesis Microchip, Inc.*..        155,910
    228,258   OmniVision Technologies,
                Inc.*(8)...............       4,133,752
     77,696   PMC-Sierra, Inc.*.........        600,590
                                           ------------
                                              5,352,628
                                           ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.1%
     38,223   Alaska Communications
                Systems Group, Inc. ...         605,452
      2,010   Anixter International,
                Inc.*..................         151,172
     11,150   Golden Telecom, Inc. .....        613,362
     10,852   Powerwave Technologies,
                Inc.*..................          72,708
     57,260   Premiere Global Services,
                Inc.*..................         745,525
     13,131   Superior Essex, Inc.*.....        490,443
                                           ------------
                                              2,678,662
                                           ------------

              TOYS -- 0.2%
     22,474   Marvel Entertainment,
                Inc.*..................         572,638
                                           ------------

              TRANSPORTATION -- 3.4%
     84,058   Arkansas Best Corp.(8)....      3,275,740
      4,355   Pacer International,
                Inc. ..................         102,430
     27,229   Saia, Inc.*...............        742,263
     52,680   Tidewater, Inc.(8)........      3,733,958
                                           ------------
                                              7,854,391
                                           ------------

              UTILITIES -- 3.5%
     70,857   American States Water
                Company(8).............       2,520,383
     33,571   El Paso Electric
                Company*...............         824,504
      8,959   Nicor, Inc. ..............        384,520
     80,860   UIL Holdings Corp. .......      2,676,466
     22,986   Unisource Energy Corp. ...        756,010
     39,374   Westar Energy, Inc. ......        956,001
                                           ------------
                                              8,117,884
                                           ------------
              TOTAL COMMON STOCKS
                (Cost $223,787,410)....     230,417,895
                                           ------------

 PRINCIPAL
 ---------


              SECURITIES LENDING COLLATERAL -- 18.1%
$42,332,931   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $42,332,931).....      42,332,931
                                           ------------
              TOTAL SECURITIES
                (Cost $266,120,341)....     272,750,826
                                           ------------


              REPURCHASE AGREEMENTS -- 0.7%
  1,640,031   With Investors Bank and
                Trust, dated 06/29/07,
                4.76%, due 07/02/07,
                repurchase proceeds at
                maturity $1,640,682
                (Collateralized by
                various Small Business
                Administrations, 8.13%-
                8.88%, due
                08/25/14 -- 04/25/27,
                with a total value of
                $1,722,033) (Cost
                $1,640,031)............       1,640,031
                                           ------------
              Total
                Investments -- 117.6%
                (Cost $267,760,372)....     274,390,857
              Liabilities less other
                assets -- (17.6)%......     (40,979,701)
                                           ------------
              NET ASSETS -- 100.0%......   $233,411,156
                                           ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $267,760,372.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $16,335,003
Gross unrealized depreciation...    (9,704,518)
                                   -----------
Net unrealized appreciation.....   $ 6,630,485
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                       VALUE
   ------                                  --------------



               COMMON STOCKS -- 98.1%
               AEROSPACE AND DEFENSE -- 0.7%
      69,370   BE Aerospace, Inc.*......   $   $2,864,981
      92,240   HEICO Corp.(8)...........        3,881,460
      82,323   Orbital Sciences Corp.*..        1,729,606
       5,827   United Industrial
                 Corp.(8)..............           349,503
                                           --------------
                                                8,825,550
                                           --------------

               AGRICULTURE -- 0.4%
      87,429   CF Industries Holdings,
                 Inc. .................         5,236,123
                                           --------------

               AIRLINES -- 0.9%
     326,020   AirTran Holdings,
                 Inc.*(8)..............         3,560,139
      14,500   Alaska Air Group, Inc.*..          403,970
     100,060   Allegiant Travel
                 Company*..............         3,075,844
       8,760   Continental Airlines,
                 Inc. -- Class B*(8)...           296,701
     113,900   ExpressJet Holdings,
                 Inc.*.................           681,122
     146,317   Pinnacle Airlines
                 Corp.*(8).............         2,743,444
                                           --------------
                                               10,761,220
                                           --------------

               APPAREL: MANUFACTURING AND RETAIL -- 4.9%
      82,511   Aeropostale, Inc.*(8)....        3,439,058
      44,700   AnnTaylor Stores Corp.*..        1,583,274
      13,650   Columbia Sportswear
                 Company...............           937,482
     192,090   Crocs, Inc.*(8)..........        8,265,632
      60,047   Deckers Outdoor
                 Corp.*(8).............         6,058,742
     129,190   Iconix Brand Group,
                 Inc.*.................         2,870,602
      32,813   Jos A Bank Clothiers,
                 Inc.*(8)..............         1,360,755
     127,155   Kellwood Company(8)......        3,575,599
      26,865   Mothers Work, Inc.*......          840,069
       3,400   Phillips-Van Heusen
                 Corp. ................           205,938
     536,350   Quiksilver, Inc.*........        7,578,626
     327,258   Stage Stores, Inc. ......        6,859,328
     170,075   The Cato Corp. -- Class
                 A.....................         3,731,446
      98,146   The Talbots, Inc.(8).....        2,456,594
     174,100   The Wet Seal,
                 Inc. -- Class A*(8)...         1,046,341
      42,150   Tween Brands, Inc.*......        1,879,890
      32,000   Urban Outfitters, Inc.*..          768,960
      40,330   Volcom, Inc.*............        2,021,743
      77,000   Wolverine World Wide,
                 Inc. .................         2,133,670
                                           --------------
                                               57,613,749
                                           --------------

               AUTOMOBILE: RENTAL -- 0.2%
      71,800   Hertz Global Holdings,
                 Inc.*.................         1,907,726
                                           --------------

               AUTOMOBILE: RETAIL -- 0.1%
      29,500   The Pep Boys -- Manny,
                 Moe & Jack............           594,720
                                           --------------


               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 0.8%
      90,629   Aftermarket Technology
                 Corp.*................         2,689,869
      63,900   Amerigon, Inc.*..........        1,149,561
      50,947   Hayes Lemmerz
                 International, Inc.*..           272,566
      77,674   Modine Manufacturing
                 Company...............         1,755,432
     159,673   Monaco Coach Corp. ......        2,291,308
      81,606   Standard Motor Products,
                 Inc. .................         1,226,538
      11,776   Winnebago Industries,
                 Inc. .................           347,628
                                           --------------
                                                9,732,902
                                           --------------

               BANKS -- 5.2%
      25,997   1st Source Corp. ........          647,845
      22,416   AMCORE Financial, Inc. ..          649,840
      21,292   Ameris Bancorp...........          478,431
      22,378   BancFirst Corp. .........          958,226
      15,700   BancorpSouth, Inc. ......          384,022
      18,485   Bank of Granite Corp. ...          308,515
       6,341   BankFinancial Corp. .....           97,968
      10,043   Camden National Corp. ...          393,083
       3,421   Capital Corp of the
                 West..................            81,967
       4,300   Centennial Bank Holdings,
                 Inc.*.................            36,421
      10,167   Center Financial Corp. ..          172,026
      10,600   Central Pacific
                 Financial Corp. ......           349,906
       6,341   Chittenden Corp. ........          221,618
       5,800   Citizens Banking
                 Corp. -- Michigan(8)..           106,140
      33,916   City Bank................        1,068,693
      24,905   City Holding Company.....          954,609
      10,197   City National Corp. .....          775,890
      22,378   Columbia Banking
                 System, Inc. .........           654,557
       2,616   Community Bancorp*.......           73,196
      76,546   Community Bank
                 System, Inc. .........         1,532,451
      23,197   Community Trust
                 Bancorp, Inc. ........           749,263
     102,390   Corus Bankshares,
                 Inc.(8)...............         1,767,251
      59,929   Dime Community
                 Bancshares............           790,464
      38,800   East West Bancorp,
                 Inc. .................         1,508,544
       6,542   Financial Institutions,
                 Inc. .................           132,083
      19,503   First Charter Corp. .....          379,723
       6,524   First Citizens
                 Bancshares,
                 Inc. -- Class A.......         1,268,266
      33,229   First Commonwealth
                 Financial Corp.(8)....           362,861

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)

       4,127   First Community
                 Bancshares, Inc. .....    $      128,721
      85,000   First Financial
                 Bancorp(8)............         1,274,150
      28,408   First Financial
                 Bankshares, Inc.(8)...         1,102,514
       7,954   First Financial Corp. ...          233,529
      16,667   First Financial Holdings,
                 Inc. .................           545,178
      35,125   First Indiana Corp. .....          776,965
       4,132   First Merchants Corp. ...           99,292
      84,318   First Midwest Bancorp,
                 Inc. .................         2,994,132
      58,492   First Niagara Financial
                 Group, Inc. ..........           766,245
       8,354   First Place Financial
                 Corp. ................           176,436
       2,213   First Regional Bancorp*..           56,299
      37,436   Flagstar Bancorp,
                 Inc.(8)...............           451,104
      92,402   Frontier Financial
                 Corp.(8)..............         2,081,817
      15,700   Glacier Bancorp,
                 Inc.(8)...............           319,495
       5,216   Great Southern Bancorp,
                 Inc. .................           141,093
      54,502   Hancock Holding
                 Company(8)............         2,046,550
       3,727   Heritage Commerce
                 Corp. ................            88,255
      14,660   Home Bancshares,
                 Inc.(8)...............           330,583
      20,175   Horizon Financial
                 Corp. ................           439,613
      19,597   Independent Bank
                 Corp. -- Massachu-
                 setts.................           578,895
      13,914   Independent Bank
                 Corp. -- Michigan.....           239,460
      24,037   Integra Bank Corp. ......          516,074
     121,506   International Bancshares
                 Corp.(8)..............         3,112,985
      17,461   ITLA Capital Corp. ......          910,067
      29,515   KNBT Bancorp, Inc. ......          433,871
      17,492   Lakeland Bancorp,
                 Inc.(8)...............           232,644
      13,863   Lakeland Financial
                 Corp. ................           294,866
      78,331   MB Financial, Inc.(8)....        2,721,219
       4,630   Nara Bancorp, Inc. ......           73,756
       6,541   National Penn Bancshares,
                 Inc. .................           109,104
       5,838   NBT Bancorp, Inc. .......          131,705
     198,519   NewAlliance
                 Bancshares, Inc.(8)...         2,922,200
      14,670   OceanFirst Financial
                 Corp. ................           258,192
      12,783   Old National Bancorp(8)..          212,326
      15,046   Old Second Bancorp,
                 Inc.(8)...............           438,741
       4,127   Omega Financial Corp. ...          110,975
       3,243   Oriental Financial Group,
                 Inc. -- Puerto Rico...            35,381
      28,119   Oritani Financial
                 Corp.*................           401,821
       2,616   Park National Corp.(8)...          221,811
       6,542   Partners Trust Financial
                 Group, Inc. ..........            68,691
       6,542   People's Bancorp, Inc. ..          177,092
      38,352   PFF Bancorp, Inc. .......        1,071,171
      13,167   Preferred Bank -- Los
                 Angeles, California...           526,680
       7,750   Provident Bankshares
                 Corp. ................           254,045
       1,700   Royal Bancshares of
                 Pennsylvania,
                 Inc. -- Class A.......            33,507
      29,547   S&T Bancorp, Inc. .......          972,096
       6,723   Sandy Spring Bancorp,
                 Inc. .................           211,371
      16,378   Santander
                 BanCorp -- Puerto
                 Rico..................           243,377
       6,633   SCBT Financial Corp. ....          241,441
       6,000   Signature Bank*..........          204,600
      13,567   Simmons First National
                 Corp. -- Class A......           374,314
      12,532   Sterling Bancshares,
                 Inc. -- Texas.........           141,737
       7,549   Sterling Financial
                 Corp. --
                 Pennsylvania..........            79,415
      16,115   Sterling Financial
                 Corp. --  Spokane(8)..           466,368
      16,254   Suffolk Bancorp..........          518,828
      15,267   SY Bancorp, Inc.(8)......          362,744
       8,732   Taylor Capital Group,
                 Inc. .................           240,392
      13,441   TrustCo Bank Corp.
                 NY(8).................           132,797
      56,847   Trustmark Corp. .........        1,470,063
      15,765   Union Bankshares Corp. ..          365,748
      51,425   United Bankshares,
                 Inc.(8)...............         1,635,315
       5,032   United Community Banks,
                 Inc. -- Georgia(8)....           130,278
      29,808   United Community
                 Financial Corp. ......           297,484
       4,020   Univest Corp. of
                 Pennsylvania(8).......            90,530
      15,256   USB Holding Company,
                 Inc. .................           290,779
      16,911   Washington Federal,
                 Inc. .................           411,106
      16,061   Washington Trust
                 Bancorp, Inc. ........           404,898
       3,623   Wauwatosa Holdings,
                 Inc.*.................            59,924
      15,075   WesBanco, Inc. ..........          444,713
       5,838   West Bancorp(8)..........           93,233
      15,776   West Coast Bancorp.......          479,433
      56,826   Westamerica Bancorp(8)...        2,513,982
      11,978   Western Alliance
                 Bancorp*..............           357,543
       4,400   Wintrust Financial
                 Corp. ................           192,940
      19,470   WSFS Financial Corp. ....        1,273,922
                                           --------------
                                               61,744,480
                                           --------------



                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 0.8%
     107,805   Citadel Broadcasting
                 Corp.(8)..............    $      695,342
     148,320   Cumulus Media,
                 Inc. -- Class A*(8)...         1,386,792
      85,400   DG Fastchannel, Inc.*....        1,740,452
      20,434   Emmis Communications
                 Corp. -- Class A......           188,197
      80,246   Entercom Communications
                 Corp.(8)..............         1,997,323
       4,000   Gray Television, Inc. ...           37,080
     145,600   Martha Stewart Living
                 Omnimedia,
                 Inc. -- Class A(8)....         2,504,320
      96,808   Sinclair Broadcast Group,
                 Inc. -- Class A.......         1,376,610
                                           --------------
                                                9,926,116
                                           --------------

               BUSINESS SERVICES AND SUPPLIES -- 3.4%
      16,821   Ambassadors Group,
                 Inc. .................           597,650
      65,264   Arbitron, Inc. ..........        3,363,054
      21,187   Authorize.Net Holdings,
                 Inc.*.................           379,035
     125,088   Barrett Business
                 Services, Inc. .......         3,231,023
       7,600   CBIZ, Inc.*..............           55,860
       3,000   Clayton Holdings, Inc.*..           34,170
     201,754   CSG Systems
                 International, Inc.*..         5,348,499
     150,817   Deluxe Corp. ............        6,124,679
      26,841   Diamond Management &
                 Technology
                 Consultants, Inc. ....           354,301
      22,315   Fair Isaac Corp. ........          895,278
      47,264   First Consulting
                 Group, Inc.*..........           449,008
      56,710   FirstService Corp.
                 (Canada)*.............         2,042,694
      24,748   Forrester Research,
                 Inc.*.................           696,161
      14,900   Global Payments, Inc. ...          590,785
      32,103   Heidrick & Struggles
                 International, Inc.*..         1,644,958
       6,900   Huron Consulting Group,
                 Inc.*.................           503,769
     101,268   MAXIMUS, Inc. ...........        4,393,006
      52,950   Portfolio Recovery
                 Associates, Inc.(8)...         3,178,059
      90,924   Spherion Corp.*..........          853,776
     127,025   UniFirst Corp. ..........        5,595,451
                                           --------------
                                               40,331,216
                                           --------------

               CHEMICALS -- 1.8%
      66,967   Compass Minerals
                 International,
                 Inc.(8)...............         2,321,076
       2,027   HB Fuller Company........           60,587
      43,642   Innospec, Inc. ..........        2,584,043
      15,300   Metabolix, Inc. .........          382,959
      90,062   OM Group, Inc.*..........        4,766,081
      70,358   Spartech Corp. ..........        1,868,005
     227,131   Terra Industries,
                 Inc.*(8)..............         5,773,670
     147,733   Tetra Tech, Inc.*........        3,183,646
      58,400   US BioEnergy Corp.*(8)...          663,424
                                           --------------
                                               21,603,491
                                           --------------

               COMMERCIAL SERVICES -- 0.5%
       7,700   DynCorp International,
                 Inc. -- Class A*......           169,323
      70,570   HMS Holdings Corp.*......        1,350,709
      11,027   Standard Parking Corp.*..          387,379
      54,140   Steiner Leisure, Ltd.
                 (Bahama Islands)*.....         2,659,356
      25,139   Viad Corp. ..............        1,060,112
      35,674   Volt Information
                 Sciences, Inc.*(8)....           657,829
                                           --------------
                                                6,284,708
                                           --------------

               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 6.4%
      31,800   Activision, Inc.*........          593,706
      34,690   Actuate Corp.*...........          235,545
     167,200   Advent Software,
                 Inc.*(8)..............         5,442,360
      16,700   Ansoft Corp.*............          492,483
     146,363   AsiaInfo Holdings,
                 Inc.*(8)..............         1,419,721
      36,232   Aspen Technology, Inc.*..          507,248
     115,900   Avocent Corp.*...........        3,362,259
      10,871   Black Box Corp. .........          449,842
      46,500   CommVault Systems,
                 Inc.*.................           803,055
      90,180   COMSYS IT Partners,
                 Inc.*.................         2,057,006
     132,860   Concur Technologies,
                 Inc.*.................         3,035,851
       7,100   Digi International,
                 Inc.*.................           104,654
     129,962   Electronics For Imaging,
                 Inc.*.................         3,667,528
       5,250   FactSet Research Systems,
                 Inc. .................           358,838
       5,516   FARO Technologies,
                 Inc.*.................           175,740
      14,562   Imation Corp. ...........          536,755
     133,600   Immersion Corp.*.........        2,001,328
      10,670   Interactive Intelligence,
                 Inc.*.................           219,802
      58,400   Interwoven, Inc.*........          819,936
      17,500   Jack Henry & Associates,
                 Inc. .................           450,625
       6,800   JDA Software Group,
                 Inc.*.................           133,484
      20,977   L-1 Identity Solutions,
                 Inc.*(8)..............           428,980
      43,230   Magma Design Automation,
                 Inc.*.................           606,949
      29,556   Manhattan Associates,
                 Inc.*.................           824,908
     111,485   Mentor Graphics Corp.*...        1,468,257

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                 (CONTINUED)

      27,260   MicroStrategy,
                 Inc. -- Class A*(8)...    $    2,575,797
      47,440   MTS Systems Corp. .......        2,119,145
     125,380   Nuance Communications,
                 Inc.*(8)..............         2,097,607
      53,020   PROS Holdings, Inc.*.....          694,562
      35,200   Quest Software, Inc.*....          569,888
     392,600   Red Hat, Inc.*(8)........        8,747,129
      15,500   Riverbed Technology,
                 Inc.*(8)..............           679,210
      31,300   Sigma Designs, Inc.*(8)..          816,617
      29,997   Silicon Storage
                 Technology, Inc.*.....           111,889
     183,721   Sybase, Inc.*............        4,389,095
     124,909   Sykes Enterprises,
                 Inc.*.................         2,372,022
      71,814   Synaptics, Inc.*.........        2,570,223
      69,590   Systems Xcellence, Inc.
                 (Canada)*.............         2,002,104
     209,700   THQ, Inc.*...............        6,400,044
       8,600   Tyler Technologies,
                 Inc.*.................           106,726
       9,100   Western Digital Corp.*...          176,085
     381,400   Wind River Systems,
                 Inc.*.................         4,195,400
     142,357   Xyratex, Ltd.
                 (Bermuda)*............         3,164,596
                                           --------------
                                               73,984,999
                                           --------------

               CONSTRUCTION SERVICES AND SUPPLIES -- 1.4%
       4,500   ABM Industries, Inc. ....          116,145
      11,420   AMREP Corp.(8)...........          543,021
       5,600   Beazer Homes USA, Inc. ..          138,152
      13,846   BlueLinx Holdings,
                 Inc. .................           145,245
      12,874   Dycom Industries, Inc.*..          385,963
      31,560   Granite Construction,
                 Inc. .................         2,025,521
     111,586   Matrix Service Company*..        2,772,912
       8,600   Perini Corp.*............          529,158
     122,699   Simpson Manufacturing
                 Company, Inc.(8)......         4,139,863
       4,551   Sterling Construction
                 Company, Inc.*........            96,254
      56,040   Team, Inc.*..............        2,520,119
      11,900   The Ryland Group,
                 Inc.(8)...............           444,703
     141,699   Trex Company, Inc.*(8)...        2,781,551
                                           --------------
                                               16,638,607
                                           --------------

               CONSUMER GOODS AND SERVICES -- 3.0%
      57,822   Alberto-Culver Company...        1,371,538
      32,111   Alliance One
                 International, Inc.*..           322,716
      97,470   American Greetings
                 Corp. -- Class A(8)...         2,761,325
      47,700   Bare Escentuals, Inc.*...        1,628,955
     112,106   Blyth, Inc. .............        2,979,777
      10,100   Chattem, Inc.*(8)........          640,138
       4,200   Church & Dwight Company,
                 Inc. .................           203,532
     162,328   Helen Of Troy, Ltd.
                 (Bermuda)*............         4,382,856
      79,302   Herbalife, Ltd. (Cayman
                 Islands)..............         3,144,324
     109,967   NBTY, Inc.*..............        4,750,575
      55,850   Nutri/System, Inc.*(8)...        3,900,564
     209,681   Playtex Products, Inc.*..        3,105,376
      13,000   Prestige Brands Holdings,
                 Inc.*.................           168,740
     115,260   Rollins, Inc. ...........        2,624,470
     135,160   Tempur-Pedic
                 International,
                 Inc.(8)...............         3,500,644
       2,199   Vector Group, Ltd.(8)....           49,543
       6,643   WD-40 Company............          218,355
                                           --------------
                                               35,753,428
                                           --------------

               DISTRIBUTION -- 1.3%
      85,530   Houston Wire & Cable
                 Company*(8)...........         2,429,907
      70,760   LKQ Corp.*...............        1,744,942
      79,236   United Stationers,
                 Inc.*.................         5,280,287
     101,093   Universal Corp. .........        6,158,586
                                           --------------
                                               15,613,722
                                           --------------

               DIVERSIFIED OPERATIONS AND
                 SERVICES -- 0.2%
      38,437   Compass Diversified
                 Trust.................           685,332
      29,400   ESCO Technologies,
                 Inc.*.................         1,066,044
       2,432   PICO Holdings, Inc.*.....          105,208
       8,182   Standex International
                 Corp. ................           232,696
                                           --------------
                                                2,089,280
                                           --------------

               EDUCATION -- 0.6%
      84,910   DeVry, Inc. .............        2,888,638
      21,700   New Oriental Education &
                 Technology Group, Inc.
                 (ADR) (Cayman
                 Islands)*.............         1,165,724
      23,843   Strayer Education,
                 Inc.(8)...............         3,140,362
                                           --------------
                                                7,194,724
                                           --------------

               ELECTRICAL EQUIPMENT -- 0.3%
      74,025   Greatbatch, Inc.*........        2,398,410
      86,100   Universal Display
                 Corp.*(8).............         1,352,631
                                           --------------
                                                3,751,041
                                           --------------


               ELECTRONICS -- 2.4%
     187,270   Belden CDT, Inc. ........       10,365,394
      11,650   Cubic Corp. .............          351,597
     710,850   Flextronics
                 International, Ltd.
                 (Singapore)*..........         7,677,180

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               ELECTRONICS (CONTINUED)

       2,900   Littelfuse, Inc.*........   $       97,933
      88,609   Methode Electronics,
                 Inc. .................         1,386,731
     189,979   Micrel, Inc. ............        2,416,533
     277,358   Nam Tai Electronics, Inc.
                 (British Virgin
                 Islands)..............         3,306,107
      35,400   Park Electrochemical
                 Corp. ................           997,572
       5,838   Stoneridge, Inc.*........           72,041
      29,350   Synopsys, Inc.*..........          775,721
      20,200   Technitrol, Inc. ........          579,134
                                           --------------
                                               28,025,943
                                           --------------

               ENERGY SERVICES -- 0.1%
      12,600   SunPower Corp. -- Class
                 A*(8).................           794,430
                                           --------------

               ENGINEERING -- 0.4%
      54,209   EMCOR Group, Inc.*.......        3,951,836
       7,000   Jacobs Engineering Group,
                 Inc.*.................           402,570
                                           --------------
                                                4,354,406
                                           --------------

               ENVIRONMENTAL WASTE MANAGEMENT AND
                 RECYCLING SERVICES -- 0.3%
      67,486   Metal Management, Inc. ..        2,974,108
      22,571   Waste Industries USA,
                 Inc. .................           770,574
                                           --------------
                                                3,744,682
                                           --------------

               EQUIPMENT RENTAL AND LEASING -- 0.2%
      89,158   Rent-A-Center, Inc.*(8)..        2,338,614
                                           --------------

               FINANCIAL SERVICES -- 4.9%
      20,850   Affiliated Managers
                 Group, Inc.*(8).......         2,684,646
     194,710   Asset Acceptance Capital
                 Corp.*................         3,446,367
      86,647   ASTA Funding, Inc.(8)....        3,329,844
       1,906   Capital Southwest
                 Corp. ................           296,936
      84,725   Credit Acceptance
                 Corp.*(8).............         2,273,172
     305,550   E*TRADE Financial
                 Corp.*................         6,749,600
       4,600   Eaton Vance Corp. .......          203,228
      13,700   Equifax, Inc. ...........          608,554
      41,000   FBR Capital Markets
                 Corp.*(8).............           692,900
      24,425   Federal Agricultural
                 Mortgage
                 Corp. -- Class C......           835,824
      44,900   Federated Investors,
                 Inc. -- Class B.......         1,721,017
     113,182   Financial Federal
                 Corp.(8)..............         3,375,087
     116,500   Fortress Investment Group
                 LLC -- Class A(8).....         2,775,030
      24,681   GAMCO Investors,
                 Inc. -- Class A.......         1,383,370
      29,400   Greenhill & Company,
                 Inc.(8)...............         2,020,074
       5,432   Hercules Technology
                 Growth Capital,
                 Inc. .................            73,386
      68,070   Investment Technology
                 Group, Inc.*..........         2,949,473
       7,400   Janus Capital Group,
                 Inc. .................           206,016
      59,400   Jefferies Group, Inc. ...        1,602,612
     203,077   Knight Capital Group,
                 Inc. -- Class A*......         3,371,078
       4,700   Marathon Acquisition
                 Corp.*................            37,036
       6,800   Morningstar, Inc.*.......          319,770
     114,700   Nasdaq Stock Market,
                 Inc.*(8)..............         3,407,737
      71,200   Ocwen Financial
                 Corp.*(8).............           949,096
      66,520   optionsXpress Holdings,
                 Inc. .................         1,706,903
      13,532   Patriot Capital Funding
                 Inc. .................           200,950
      83,150   Penson Worldwide, Inc.*..        2,039,670
      33,692   Piper Jaffray Companies,
                 Inc.*.................         1,877,655
      17,682   Renasant Corp. ..........          402,089
      16,576   SWS Group, Inc. .........          358,373
     155,700   The Blackstone Group
                 LP*(8)................         4,557,339
      62,400   Thomas Weisel Partners
                 Group, Inc.*(8).......         1,038,960
      65,698   W Holding Company,
                 Inc. -- Puerto
                 Rico(8)...............           173,443
       6,945   Waddell & Reed Financial,
                 Inc. -- Class A.......           180,639
                                           --------------
                                               57,847,874
                                           --------------

               FOOD AND BEVERAGE -- 1.0%
      47,564   Boston Beer Company,
                 Inc. -- Class A*......         1,871,643
       2,415   Coca-Cola Bottling
                 Company...............           121,475
       3,623   Farmer Brothers Company..           81,988
      35,182   Imperial Sugar
                 Company(8)............         1,083,254
     166,600   Lance, Inc. .............        3,925,096
      10,900   McCormick & Company,
                 Inc. .................           416,162
      41,681   Nash Finch Company(8)....        2,063,210
       5,712   Ralcorp Holdings, Inc.*..          305,306
     151,870   SunOpta, Inc.
                 (Canada)*(8)..........         1,693,351
                                           --------------
                                               11,561,485
                                           --------------

               FUNERAL SERVICES -- 0.1%
     149,800   Stewart Enterprises,
                 Inc. -- Class A(8)....         1,166,942
                                           --------------

               INSURANCE -- 5.0%
      17,742   ACA Capital Holdings,
                 Inc.*(8)..............           211,130
      24,760   Allied World Assurance
                 Holdings, Ltd.
                 (Bermuda).............         1,268,950
      34,929   American Equity
                 Investment Life
                 Holding Company.......           421,942

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)

      35,042   American Physicians
                 Capital, Inc.*........    $    1,419,201
       9,082   Amerisafe, Inc.*.........          178,280
     100,250   AmTrust Financial
                 Services, Inc.(8).....         1,883,698
      89,741   Aspen Insurance Holdings,
                 Ltd. (Bermuda)(8).....         2,519,030
     317,266   Assured Guaranty, Ltd.
                 (Bermuda)(8)..........         9,378,382
     109,832   Delphi Financial Group,
                 Inc. -- Class A.......         4,593,174
       9,160   EMC Insurance Group,
                 Inc. .................           227,351
      37,354   Endurance Specialty
                 Holdings, Ltd.
                 (Bermuda).............         1,495,654
      11,274   FBL Financial Group,
                 Inc. -- Class A.......           443,294
       8,757   FPIC Insurance Group,
                 Inc.*.................           357,023
       5,115   Harleysville Group,
                 Inc. .................           170,636
      23,856   Horace Mann Educators
                 Corp. ................           506,701
      38,731   Infinity Property &
                 Casualty Corp. .......         1,964,824
      56,614   IPC Holdings, Ltd.
                 (Bermuda).............         1,828,066
      82,479   Montpelier Re Holdings,
                 Ltd. (Bermuda)(8).....         1,529,161
         855   National Western Life
                 Insurance
                 Company -- Class A....           216,247
      88,558   Odyssey Re Holdings
                 Corp.(8)..............         3,798,253
      40,600   OneBeacon Insurance
                 Group, Ltd.
                 (Bermuda).............         1,028,398
      17,415   PartnerRE, Ltd.
                 (Bermuda).............         1,349,663
     147,725   Platinum Underwriters
                 Holdings, Ltd.
                 (Bermuda)(8)..........         5,133,443
      38,481   Presidential Life
                 Corp. ................           756,536
      22,843   RAM Holdings, Ltd.
                 (Bermuda)*............           359,777
       2,415   RLI Corp. ...............          135,119
      63,652   Safety Insurance Group,
                 Inc. .................         2,635,193
     123,780   Security Capital
                 Assurance, Ltd.
                 (Bermuda).............         3,821,089
      16,105   The Commerce Group,
                 Inc. .................           559,166
      79,068   The Phoenix Companies,
                 Inc. .................         1,186,811
     183,651   Universal American
                 Financial Corp.*......         3,908,093
      73,392   Zenith National Insurance
                 Corp. ................         3,456,029
                                           --------------
                                               58,740,314
                                           --------------

               INTERNET SERVICES -- 4.7%
      17,543   Blue Coat Systems,
                 Inc.*(8)..............           868,729
      16,950   CheckFree Corp.*(8)......          681,390
     360,430   CNET Networks, Inc.*(8)..        2,951,922
      64,400   Cogent Communications
                 Group, Inc.*..........         1,923,628
     306,390   CyberSource Corp.*(8)....        3,695,063
      59,650   DealerTrack Holdings,
                 Inc.*.................         2,197,506
      37,250   Digital River, Inc.*.....        1,685,563
      32,794   Equinix, Inc.*(8)........        2,999,667
     206,700   eResearch Technology,
                 Inc.*(8)..............         1,965,717
       9,300   Greenfield Online,
                 Inc.*.................           147,963
      46,608   i2 Technologies,
                 Inc.*(8)..............           868,773
      31,700   Imergent, Inc.(8)........          775,382
     124,370   j2 Global Communications,
                 Inc.*.................         4,340,513
      41,319   Keynote Systems, Inc.*...          677,632
     146,700   Lionbridge Technologies,
                 Inc.*.................           864,063
      53,120   LoopNet, Inc.*...........        1,239,290
     147,069   Marchex, Inc. -- Class
                 B.....................         2,400,166
     367,300   Move, Inc.*..............        1,645,504
     392,410   NaviSite, Inc.*..........        2,982,316
     206,060   Online Resources Corp.*..        2,262,539
     133,190   Perficient, Inc.*(8).....        2,757,033
      25,200   Priceline.com, Inc.*(8)..        1,732,248
     121,440   RADVision, Ltd.
                 (Israel)*.............         2,553,883
      44,537   S1 Corp.*................          355,851
     223,605   SonicWALL, Inc.*.........        1,920,767
      12,000   Syntel, Inc. ............          364,680
     122,130   The TriZetto Group,
                 Inc.*.................         2,364,437
      21,200   TIBCO Software, Inc.*....          191,860
     298,475   United Online, Inc. .....        4,921,852
      66,895   Vignette Corp.*..........        1,281,708
                                           --------------
                                               55,617,645
                                           --------------

               LEISURE AND RECREATION -- 1.6%
     298,460   Century Casinos,
                 Inc.*(8)..............         2,683,155
     149,667   Dover Downs Gaming &
                 Entertainment, Inc. ..         2,246,502
      58,780   Home Inns & Hotels
                 Management, Inc. (ADR)
                 (Cayman Islands)*(8)..         1,893,304
      51,430   Life Time Fitness,
                 Inc.*(8)..............         2,737,619
      82,585   Monarch Casino & Resort,
                 Inc.*.................         2,217,407
     130,260   Scientific Games
                 Corp. -- Class A*(8)..         4,552,587
      65,620   The9, Ltd. (ADR) (Cayman
                 Islands)*(8)..........         3,035,581
                                           --------------
                                               19,366,155
                                           --------------



                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               MACHINERY -- 0.6%
       1,115   AAON, Inc. ..............   $       35,513
       3,500   Applied Industrial
                 Technologies, Inc. ...           103,250
      19,200   Cascade Corp. ...........        1,506,048
       7,348   Chart Industries, Inc.*..          208,977
      10,500   Columbus McKinnon
                 Corp.*................           338,100
     231,904   Flow International
                 Corp.*(8).............         2,921,989
      23,252   Intevac, Inc.*...........          494,338
      20,200   Middleby Corp.*(8).......        1,208,364
       1,500   Regal-Beloit Corp. ......           69,810
       9,220   Robbins & Myers, Inc. ...          489,859
       1,115   The Groman-Rupp Company..           35,524
                                           --------------
                                                7,411,772
                                           --------------

               MANUFACTURING -- 4.1%
      77,329   Acuity Brands, Inc. .....        4,661,392
      24,170   Advanced Energy
                 Industries, Inc.*.....           547,692
      96,319   Albany International
                 Corp. -- Class A(8)...         3,895,140
      17,374   American Woodmark
                 Corp. ................           601,140
      11,097   AO Smith Corp. ..........          442,659
      64,504   AptarGroup, Inc.(8)......        2,293,762
     230,439   Carlisle Companies,
                 Inc.(8)...............        10,717,719
      64,307   Ceradyne, Inc.*(8).......        4,756,146
       1,710   CIRCOR International,
                 Inc. .................            69,135
     188,730   Deswell Industries, Inc.
                 (British Virgin
                 Islands)..............         2,060,932
      48,392   EnPro Industries, Inc.*..        2,070,694
      21,297   Freightcar America,
                 Inc. .................         1,018,848
      25,364   Goodman Global, Inc.*....          563,588
     222,937   GrafTech International,
                 Ltd.*.................         3,754,259
       2,027   Hurco Companies, Inc.*...          101,309
      13,100   Infinera Corp.*(8).......          326,452
      22,500   Kaydon Corp.(8)..........        1,172,700
     147,526   Matthews International
                 Corp. -- Class A......         6,433,610
       6,923   RBC Bearings, Inc.*......          285,574
       2,800   Rofin-Sinar Technologies,
                 Inc.*.................           193,200
     159,027   Sturm, Ruger & Company,
                 Inc.*.................         2,468,099
                                           --------------
                                               48,434,050
                                           --------------

               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 5.4%
      10,000   Alliance Imaging, Inc.*..           93,900
       8,200   American Dental
                 Partners, Inc.*.......           212,954
     135,210   American Medical Systems
                 Holdings, Inc.*(8)....         2,439,188
     200,836   AmSurg Corp.*(8).........        4,848,180
     176,109   Apria Healthcare
                 Group, Inc.*(8).......         5,066,655
      97,385   Bruker BioSciences
                 Corp.*................           877,439
     162,990   Centene Corp.*...........        3,491,246
       7,700   CONMED Corp.*............          225,456
      54,878   Haemonetics Corp.*.......        2,887,132
      47,160   Healthways, Inc.*(8).....        2,233,969
      32,563   ICON PLC (ADR)
                 (Ireland)*............         1,424,306
      13,417   ICU Medical, Inc.*.......          576,126
      36,340   Kyphon, Inc.*(8).........        1,749,771
     358,010   LeMaitre Vascular,
                 Inc.*.................         2,148,060
      20,200   Lincare Holdings, Inc.*..          804,970
      30,000   Luminex Corp.*(8)........          369,300
      43,793   Magellan Health Services,
                 Inc.*.................         2,035,061
       4,900   MedCath Corp.*(8)........          155,820
      10,800   Meridian Bioscience,
                 Inc. .................           233,928
     146,990   Micrus Endovascular
                 Corp.*................         3,615,954
       7,400   Mindray Medical
                 International, Ltd.
                 (ADR) (Cayman
                 Islands)(8)...........           225,922
      27,300   Nighthawk Radiology
                 Holdings, Inc.*(8)....           492,765
     383,550   NovaMed, Inc.*...........        2,320,478
      99,780   NuVasive, Inc.*..........        2,695,058
       4,800   Orthofix International NV
                 (Netherland
                 Antilles)*............           215,856
       5,800   Patterson Companies,
                 Inc.*.................           216,166
      39,020   Pediatrix Medical Group,
                 Inc.*.................         2,151,953
      57,270   Phase Forward, Inc.*.....          963,854
      58,531   PolyMedica Corp. ........        2,390,991
      26,500   PSS World Medical,
                 Inc.*.................           482,830
      60,410   ResMed, Inc.*............        2,492,517
     111,452   STERIS Corp. ............        3,410,431
      33,100   Techne Corp.*............        1,893,651
     304,590   The Spectranetics
                 Corp.*(8).............         3,508,877
      68,600   Varian Medical Systems,
                 Inc.*.................         2,916,186
       3,700   Vital Signs, Inc. .......          205,535
      71,560   Volcano Corp.*...........        1,446,228
      36,101   Zoll Medical Corp.*......          805,413
                                           --------------
                                               64,324,126
                                           --------------

               METALS AND MINING -- 2.0%
      60,800   AK Steel Holding Corp.*..        2,272,096
      55,100   AM Castle & Company......        1,978,641
      58,086   Chaparral Steel Company..        4,174,641
      38,320   Dynamic Materials
                 Corp. ................         1,437,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               METALS AND MINING (CONTINUED)

       3,000   Haynes International,
                 Inc.*.................    $      253,290
      20,071   Hecla Mining Company*....          171,406
      65,050   Ladish Company, Inc.*....        2,797,150
     174,372   Mueller Industries,
                 Inc. .................         6,005,372
      94,929   Steel Dynamics, Inc. ....        3,978,474
                                           --------------
                                               23,068,070
                                           --------------

               OFFICE EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.7%
     205,843   Acco Brands Corp.*(8)....        4,744,681
      26,150   Herman Miller, Inc. .....          826,340
      35,400   IKON Office Solutions,
                 Inc.(8)...............           552,594
      99,450   Knoll, Inc. .............        2,227,680
                                           --------------
                                                8,351,295
                                           --------------

               OIL, COAL AND GAS -- 4.0%
     101,153   Alon USA Energy, Inc. ...        4,451,744
       8,900   Cabot Oil & Gas Corp. ...          328,232
     137,300   Cal Dive International,
                 Inc.*(8)..............         2,283,299
      52,700   Continental Resources,
                 Inc.*.................           843,200
      30,480   Core Laboratories NV (the
                 Netherlands)*.........         3,099,511
      42,480   Dril-Quip, Inc.*.........        1,909,476
       2,031   Enbridge Energy
                 Management, LLC*......           113,005
      24,400   FMC Technologies, Inc.*..        1,932,968
      45,900   Grant Prideco, Inc.*.....        2,470,797
     170,800   Grey Wolf, Inc.*(8)......        1,407,392
       8,900   MarkWest Hydrocarbon,
                 Inc. .................           511,127
      11,400   NATCO Group, Inc.*.......          524,856
      76,500   Oil States International,
                 Inc.*.................         3,162,510
      15,450   Patterson-UTI Energy,
                 Inc.(8)...............           404,945
     183,886   Penn Virginia Corp. .....        7,392,216
     183,426   PetroQuest Energy,
                 Inc.*.................         2,667,014
      18,700   Range Resources Corp. ...          699,567
      20,265   Southwest Gas Corp. .....          685,160
      11,654   St Mary Land &
                 Exploration Company...           426,769
      17,319   Stone Energy Corp.*......          593,349
      73,940   Superior Energy Services,
                 Inc.*.................         2,951,685
      66,800   TETRA Technologies,
                 Inc.*.................         1,883,760
       4,460   Trico Marine Services,
                 Inc.*.................           182,325
     144,722   Whiting Petroleum
                 Corp.*................         5,864,135
      13,500   World Fuel Services
                 Corp. ................           567,810
                                           --------------
                                               47,356,852
                                           --------------


               PAPER AND FOREST PRODUCTS -- 0.2%
      42,622   Buckeye Technologies,
                 Inc.*.................           659,362
      27,301   Deltic Timber Corp. .....        1,496,641
                                           --------------
                                                2,156,003
                                           --------------

               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 4.7%
     153,200   Affymetrix, Inc.*(8).....        3,813,148
     139,061   Albany Molecular
                 Research, Inc.*.......         2,065,056
     218,600   Alkermes, Inc.*..........        3,191,560
     140,520   American Oriental
                 Bioengineering,
                 Inc.*(8)..............         1,250,628
     107,250   Cephalon, Inc.*(8).......        8,621,827
     211,500   Cubist Pharmaceuticals,
                 Inc.*(8)..............         4,168,665
     153,950   DepoMed, Inc.*(8)........          734,342
     331,541   Enzon Pharmaceuticals,
                 Inc.*(8)..............         2,602,597
      69,200   Geron Corp.*(8)..........          487,168
      37,000   Human Genome Sciences,
                 Inc.*(8)..............           330,040
      40,640   Integra LifeSciences
                 Holdings*(8)..........         2,008,429
     122,220   K-V Pharmaceutical
                 Company -- Class A*...         3,329,273
      19,600   Martek Biosciences
                 Corp.*................           509,012
     401,100   Medarex, Inc.*(8)........        5,731,718
     111,850   Medicis Pharmaceuticals
                 Corp. -- Class A(8)...         3,415,899
      96,376   Noven Pharmaceuticals,
                 Inc.*.................         2,260,017
      28,100   Pain Therapeutics,
                 Inc.*(8)..............           244,751
      16,700   Pharmaceutical Product
                 Development, Inc. ....           639,109
      31,400   Pharmanet Development
                 Group, Inc.*..........         1,001,032
      56,400   Regeneron
                 Pharmaceuticals,
                 Inc.*.................         1,010,688
      63,537   Savient Pharmaceuticals,
                 Inc.*.................           789,130
     115,706   Sciele Pharma, Inc.*(8)..        2,726,033
      61,200   Sepracor, Inc.*..........        2,510,424
      39,100   USANA Health
                 Services, Inc.*.......         1,749,334
                                           --------------
                                               55,189,880
                                           --------------

               PRINTING AND PUBLISHING -- 0.6%
     213,553   Bowne & Company, Inc. ...        4,166,419
     172,090   Valassis Communications,
                 Inc.*(8)..............         2,958,227
                                           --------------
                                                7,124,646
                                           --------------




                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE DEVELOPMENT AND
                 SERVICES -- 0.2%
       4,815   Avatar Holdings,
                 Inc.*(8)..............    $      370,466
     180,300   Meruelo Maddux
                 Properties, Inc.*.....         1,471,248
       2,100   Thomas Properties
                 Group, Inc. ..........            33,558
                                           --------------
                                                1,875,272
                                           --------------


               REAL ESTATE INVESTMENT TRUSTS -- 6.1%
     138,465   Acadia Realty Trust......        3,593,167
       9,361   Agree Realty Corp. ......          292,531
      55,741   American Campus
                 Communities, Inc. ....         1,576,913
      39,136   Associated Estates
                 Realty Corp. .........           610,130
      21,374   BRT Realty Trust.........          555,938
      40,700   CapitalSource, Inc.(8)...        1,000,813
      71,755   Cousins Properties,
                 Inc. .................         2,081,613
      92,962   Entertainment Properties
                 Trust.................         4,999,495
     142,948   Equity Inns, Inc. .......        3,202,035
      18,146   Franklin Street
                 Properties Corp.(8)...           300,135
      25,090   Getty Realty Corp. ......          659,365
      78,669   Gramercy Capital Corp. ..        2,166,544
     132,338   Highwoods Properties,
                 Inc. .................         4,962,675
     118,552   Inland Real Estate
                 Corp.(8)..............         2,013,013
      50,132   Investors Real Estate
                 Trust(8)..............           517,864
      71,458   LTC Properties, Inc. ....        1,625,670
      97,650   Maguire Properties,
                 Inc. .................         3,352,325
     133,063   MFA Mortgage Investments,
                 Inc. .................           968,699
      29,293   Mission West Properties,
                 Inc. .................           408,344
      28,715   National Retail
                 Properties, Inc. .....           627,710
      71,000   Nationwide Health
                 Properties, Inc.(8)...         1,931,200
     161,400   Newcastle Investment
                 Corp. ................         4,046,298
      32,758   NorthStar Realty Finance
                 Corp. ................           409,803
     229,937   OMEGA Healthcare
                 Investors, Inc. ......         3,639,903
      50,491   Pennsylvania Real Estate
                 Investment Trust......         2,238,266
      97,307   PS Business Parks,
                 Inc. .................         6,166,344
     205,175   RAIT Investment
                 Trust(8)..............         5,338,653
      13,445   Ramco-Gershenson
                 Properties Trust......           483,079
     172,746   Realty Income Corp.(8)...        4,351,472
      12,179   Resource Capital Corp. ..          170,262
      61,386   Saul Centers, Inc. ......        2,783,855
      21,797   Taubman Centers, Inc. ...        1,081,349
      10,939   Urstadt Biddle
                 Properties -- Class
                 A.....................           186,072
     255,940   U-Store-It Trust.........        4,194,857
                                           --------------
                                               72,536,392
                                           --------------

               REGISTERED INVESTMENT COMPANIES -- 0.8%
     246,657   Ares Capital Corp.(8)....        4,156,171
      46,660   iShares Russell 2000
                 Growth Index Fund(8)..         4,002,495
      95,968   MCG Capital Corp. .......        1,537,407
                                           --------------
                                                9,696,073
                                           --------------

               RETAIL -- 1.9%
     181,504   Big Lots, Inc.*(8).......        5,339,847
      19,775   Books-A-Million, Inc. ...          334,989
     236,625   Casey's General Stores,
                 Inc. .................         6,450,397
     153,194   EZCORP, Inc. -- Class
                 A*....................         2,028,289
     132,914   Hibbett Sports Inc.*.....        3,639,185
     134,957   Jo-Ann Stores, Inc.*.....        3,836,828
       4,900   West Marine, Inc.*.......           67,424
      10,300   Williams-Sonoma,
                 Inc.(8)...............           325,274
                                           --------------
                                               22,022,233
                                           --------------

               RETAIL: RESTAURANTS -- 1.4%
      21,943   AFC Enterprises, Inc.*...          379,394
      15,000   Bob Evans Farms,
                 Inc.(8)...............           552,750
      51,142   CBRL Group, Inc.(8)......        2,172,512
      47,388   CEC Entertainment,
                 Inc.*.................         1,668,058
      79,764   Domino's Pizza, Inc. ....        1,457,288
       9,100   IHOP Corp.(8)............          495,313
       5,100   Jack in the Box, Inc.*...          361,794
       3,650   Panera Bread
                 Company -- Class
                 A*(8).................           168,119
     115,357   Papa John's
                 International, Inc.*..         3,317,667
      10,700   PF Chang's China Bistro,
                 Inc.*(8)..............           376,640
     164,294   RARE Hospitality
                 International,
                 Inc.*(8)..............         4,398,151
      58,826   Sonic Corp.*.............        1,301,231
       4,900   The Cheesecake
                 Factory, Inc.*(8).....           120,148
                                           --------------
                                               16,769,065
                                           --------------

               RETAIL: SUPERMARKETS -- 0.1%
       2,415   Spartan Stores, Inc. ....           79,478
      27,000   Whole Foods Market,
                 Inc.(8)...............         1,034,100
                                           --------------
                                                1,113,578
                                           --------------



                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               RUBBER PRODUCTS -- 0.0%
      20,900   Cooper Tire & Rubber
                 Company...............    $      577,258
                                           --------------

               SCIENTIFIC AND TECHNICAL
                 INSTRUMENTS -- 0.9%
      48,700   Cymer, Inc.*.............        1,957,740
      15,100   FEI Company*.............          490,146
     100,544   Varian, Inc.*............        5,512,828
      38,944   Woodward Governor
                 Company...............         2,090,124
                                           --------------
                                               10,050,838
                                           --------------

               SEMICONDUCTORS -- 2.6%
     245,459   Amkor Technology, Inc.*..        3,865,979
      78,050   Brooks Automation,
                 Inc.*.................         1,416,608
     257,026   Emulex Corp.*............        5,613,447
      35,820   FormFactor, Inc.*........        1,371,906
      34,800   Intersil Corp. -- Class
                 A.....................         1,094,808
      25,600   Kulicke and Soffa
                 Industries, Inc.*.....           268,032
     555,700   Lattice Semiconductor
                 Corp.*................         3,178,604
     177,100   ON Semiconductor Corp.*..        1,898,512
      43,500   QLogic Corp.*............          724,275
     430,450   Skyworks Solutions,
                 Inc.*.................         3,163,808
      38,410   Tessera Technologies,
                 Inc.*.................         1,557,526
     172,127   Varian Semiconductor
                 Equipment Associates,
                 Inc.*.................         6,895,407
                                           --------------
                                               31,048,912
                                           --------------

               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 4.0%
      26,782   Anaren, Inc.*............          471,631
      61,260   Atheros Communications*..        1,889,258
     107,315   Atlantic Tele-Network,
                 Inc. .................         3,073,502
      15,649   Audiovox Corp. -- Class
                 A*....................           202,968
     119,778   Cbeyond, Inc.*(8)........        4,612,651
      60,111   C-COR, Inc.*(8)..........          845,161
     114,500   Clearwire Corp. -- Class
                 A*(8).................         2,797,235
      31,600   CommScope, Inc.*.........        1,843,860
      29,737   Consolidated
                 Communications
                 Holdings, Inc. .......           672,056
     128,805   Ditech Networks, Inc.*...        1,054,913
      70,300   Dobson Communications
                 Corp. -- Class A*.....           781,033
      66,800   Harmonic, Inc.*..........          592,516
      35,438   InterDigital
                 Communications
                 Corp.*(8).............         1,140,040
      35,525   Iowa Telecommunications
                 Services, Inc.(8).....           807,483
      19,100   MetroPCS Communications,
                 Inc.*.................           631,064
      21,667   North Pittsburgh
                 Systems, Inc. ........           460,424
     111,463   Novatel Wireless, Inc.*..        2,900,267
     314,734   Polycom, Inc.*...........       10,575,062
     712,800   RF Micro Devices,
                 Inc.*(8)..............         4,447,872
       7,500   Rural Cellular
                 Corp. -- Class A*.....           328,575
      42,900   SBA Communications
                 Corp. -- Class A*.....         1,441,011
       6,020   Shenandoah
                 Telecommunications
                 Company...............           305,997
     148,798   Syniverse Holdings,
                 Inc.*.................         1,913,542
     147,418   USA Mobility, Inc.*......        3,944,906
                                           --------------
                                               47,733,027
                                           --------------

               TOYS -- 0.5%
     211,794   Marvel Entertainment,
                 Inc.*(8)..............         5,396,511
                                           --------------

               TRANSPORTATION -- 1.4%
       4,500   Atlas Air Worldwide
                 Holdings, Inc.*.......           265,230
      75,524   General Maritime Corp.
                 (Marshall
                 Islands)(8)...........         2,022,533
     136,862   Genesee & Wyoming,
                 Inc. -- Class A*......         4,083,962
      81,792   GulfMark Offshore,
                 Inc.*.................         4,189,386
      10,500   Kirby Corp.*.............          403,095
      25,800   Landstar System, Inc. ...        1,244,850
      64,220   Old Dominion Freight
                 Line, Inc.*...........         1,936,233
       7,200   UTI Worldwide, Inc.
                 (British Virgin
                 Islands)(8)...........           192,888
     124,952   Vitran Corp.,
                 Inc. -- Class A
                 (Canada)*.............         2,666,476
                                           --------------
                                               17,004,653
                                           --------------

               UTILITIES -- 2.3%
      62,361   Atmos Energy Corp. ......        1,874,572
      27,237   Avista Corp. ............          586,957
     103,852   Black Hills Corp.(8).....        4,128,117
         810   Central Vermont Public
                 Service Corp. ........            30,521
      28,049   El Paso Electric
                 Company*..............           688,883
       4,630   Middlesex Water Company..           88,942
      44,584   New Jersey Resources
                 Corp. ................         2,274,676
     125,849   Nicor, Inc.(8)...........        5,401,439
     167,314   PNM Resources, Inc.(8)...        4,649,656
      86,146   Unisource Energy Corp. ..        2,833,342

                       See notes to financial statements.

'
                            SPECIAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                       VALUE
   ------                                  --------------

               COMMON STOCKS (CONTINUED)
               UTILITIES (CONTINUED)

      89,197   Westar Energy, Inc. .....   $    2,165,703
      62,239   WGL Holdings, Inc.(8)....        2,031,481
                                           --------------
                                               26,754,289
                                           --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,035,837,651).......     1,159,141,087
                                           --------------


  PRINCIPAL
  ---------

               SHORT TERM US TREASURY SECURITIES -- 0.1%
               US TREASURY BILL
$    750,000   4.57%, 09/20/07 (5)
                 (Cost $742,193).......           742,193
                                           --------------

               SECURITIES LENDING COLLATERAL -- 24.2%
 286,107,422   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $286,107,422)...       286,107,422
                                           --------------
               TOTAL SECURITIES
                 (Cost
                 $1,322,687,266).......     1,445,990,702
                                           --------------


               REPURCHASE AGREEMENTS -- 1.8%
  21,754,785   With Investors Bank and
                 Trust, dated 06/29/07,
                 4.76%, due 07/02/07,
                 repurchase proceeds at
                 maturity $21,763,414
                 (Collateralized by
                 Freddie Mac Adjustable
                 Mortgage Rate, 4.22%
                 due 03/01/34, with a
                 value of $3,726,835
                 and various Small
                 Business
                 Administrations,
                 7.38% -- 8.63%, due
                 09/25/26 -- 04/25/30,
                 with a total value of
                 $19,115,689) (Cost
                 $21,754,785)..........    $   21,754,785
                                           --------------
               Total
                 Investments -- 124.2%
                 (Cost
                 $1,344,442,051).......     1,467,745,487
               Liabilities less other
                 assets -- (24.2)%.....      (285,941,694)
                                           --------------
               NET ASSETS -- 100.0%.....   $1,181,803,793
                                           ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $1,344,442,051.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $152,056,037
Gross unrealized depreciation..    (28,752,601)
                                  ------------
Net unrealized appreciation....   $123,303,436
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.



                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                      VALUE
   ------                                  ------------



              COMMON STOCKS -- 98.2%
              AEROSPACE AND DEFENSE -- 2.7%
      9,900   Curtiss-Wright Corp. .....   $   $461,439
     22,300   Esterline Technologies
                Corp.*.................       1,077,313
     27,220   Moog, Inc. -- Class A*....      1,200,674
     25,700   Teledyne Technologies,
                Inc.*..................       1,180,915
     25,270   TransDigm Group, Inc.*....      1,022,424
                                           ------------
                                              4,942,765
                                           ------------

              AIRLINES -- 0.5%
     36,800   SkyWest, Inc. ............        876,944
                                           ------------

              APPAREL: MANUFACTURING AND RETAIL -- 4.3%
     23,800   Crocs, Inc.*(8)...........      1,024,114
     17,700   Genesco, Inc.*(8).........        925,887
     43,100   Maidenform Brands, Inc.*..        855,966
      7,900   Phillips-Van Heusen
                Corp. .................         478,503
     30,000   Skechers USA,
                Inc. -- Class A*.......         876,000
     37,200   Stage Stores, Inc.(8).....        779,712
     43,793   The Dress Barn, Inc.*.....        898,632
     34,700   The Warnaco Group, Inc.*..      1,365,098
    116,800   The Wet Seal,
                Inc. -- Class A*(8)....         701,968
                                           ------------
                                              7,905,880
                                           ------------

              AUTOMOBILE: RETAIL -- 1.1%
     45,800   Asbury Automotive Group,
                Inc. ..................       1,142,710
     27,965   Sonic Automotive, Inc. ...        810,146
                                           ------------
                                              1,952,856
                                           ------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.7%
     24,300   Aftermarket Technology
                Corp.*.................         721,224
     28,463   Noble International,
                Ltd. ..................         581,784
                                           ------------
                                              1,303,008
                                           ------------

              BANKS -- 2.3%
     16,400   City Bank.................        516,764
      3,271   First Citizens Bancshares,
                Inc. -- Class A........         635,882
     18,400   Greene County Bancshares,
                Inc. ..................         575,184
     20,405   Prosperity Bancshares,
                Inc.(8)................         668,468
     25,700   Sterling Financial
                Corp. --  Spokane(8)...         743,758
     20,400   United Community Banks,
                Inc. -- Georgia(8).....         528,156
     20,400   Western Alliance
                Bancorp*...............         608,940
                                           ------------
                                              4,277,152
                                           ------------

              BUSINESS SERVICES AND SUPPLIES -- 1.7%
    136,500   CBIZ, Inc.*...............      1,003,275
     32,200   FTI Consulting, Inc.*.....      1,224,566
     52,400   Navigant Consulting,
                Inc.*..................         972,544
                                           ------------
                                              3,200,385
                                           ------------

              CHEMICALS -- 2.0%
     29,300   HB Fuller Company.........        875,777
     22,100   ICO, Inc.*................        233,597
     61,600   Landec Corp.*.............        825,440
     40,400   Sensient Technologies
                Corp. .................       1,025,756
     30,400   Spartech Corp. ...........        807,120
                                           ------------
                                              3,767,690
                                           ------------

              COLLECTIBLES -- 0.4%
     14,900   Sotheby's.................        685,698
                                           ------------

              COMMERCIAL SERVICES -- 1.0%
     24,700   Euronet Worldwide, Inc.*..        720,252
     24,500   Steiner Leisure, Ltd.
                (Bahama Islands)*......       1,203,440
                                           ------------
                                              1,923,692
                                           ------------

              COMPUTER EQUIPMENT, SOFTWARE
                AND SERVICES -- 11.3%
    127,176   Actuate Corp.*............        863,525
     49,965   ANSYS, Inc.*..............      1,324,073
     84,832   Aspen Technology, Inc.*...      1,187,648
     82,300   Bottomline Technologies,
                Inc.*..................       1,016,405
     60,900   Brocade Communications
                Systems, Inc.*.........         476,238
     60,436   Captaris, Inc.*...........        309,432
     10,900   Checkpoint Systems,
                Inc.*..................         275,225
     32,700   COMSYS IT Partners,
                Inc.*..................         745,887
     65,900   Epicor Software Corp.*....        979,933
     75,300   Interwoven, Inc.*.........      1,057,212
     41,800   Jack Henry & Associates,
                Inc. ..................       1,076,350
     34,400   Manhattan Associates,
                Inc.*..................         960,104
     52,900   Nuance Communications,
                Inc.*(8)...............         885,017
     71,600   Omnicell, Inc.*...........      1,487,849
     22,500   Progress Software Corp.*..        715,275
     66,600   Quest Software, Inc.*.....      1,078,254
     83,500   Radiant Systems, Inc.*....      1,105,540
     62,473   SkillSoft PLC (ADR)
                (Ireland)*.............         580,374
     39,498   Smith Micro Software,
                Inc.*..................         594,840
     87,600   SumTotal Systems, Inc.*...        687,660
     24,266   Synaptics, Inc.*..........        868,480
     35,486   The Ultimate Software
                Group, Inc.*...........       1,026,610
     27,600   THQ, Inc.*(8).............        842,352
     37,100   Xyratex, Ltd. (Bermuda)*..        824,733
                                           ------------
                                             20,969,016
                                           ------------

              CONSTRUCTION SERVICES AND
                SUPPLIES -- 1.8%
     26,644   Apogee Enterprises,
                Inc. ..................         741,236
     34,932   Interline Brands, Inc.*...        911,027

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)

     14,200   The Genlyte Group, Inc.*..   $  1,115,268
     71,800   US Concrete, Inc.*(8).....        623,942
                                           ------------
                                              3,391,473
                                           ------------

              CONSUMER GOODS AND SERVICES -- 1.6%
     47,300   Elizabeth Arden, Inc.*....      1,147,498
     31,800   Fossil, Inc.*.............        937,782
     20,400   Jarden Corp.*(8)..........        877,404
                                           ------------
                                              2,962,684
                                           ------------

              DISTRIBUTION -- 0.8%
     76,000   Bell Microproducts,
                Inc.*..................         495,520
     14,400   United Stationers, Inc.*..        959,616
                                           ------------
                                              1,455,136
                                           ------------

              ELECTRONICS -- 1.4%
     78,600   Methode Electronics,
                Inc. ..................       1,230,090
     61,270   Nam Tai Electronics, Inc.
                (British Virgin
                Islands)...............         730,338
     27,300   Plexus Corp.*.............        627,627
                                           ------------
                                              2,588,055
                                           ------------

              ENERGY SERVICES -- 0.5%
     55,182   EnerSys*..................      1,009,831
                                           ------------

              ENVIRONMENTAL WASTE MANAGEMENT AND
                RECYCLING SERVICES -- 1.1%
    100,100   Basin Water, Inc.*(8).....        870,870
     22,000   Waste Connections, Inc.*..        665,280
     15,751   Waste Industries USA,
                Inc. ..................         537,739
                                           ------------
                                              2,073,889
                                           ------------

              EQUIPMENT RENTAL AND LEASING -- 0.6%
     38,100   Aaron Rents, Inc. ........      1,112,520
                                           ------------

              FINANCIAL SERVICES -- 0.6%
     41,200   Interactive Data Corp. ...      1,103,336
                                           ------------

              FOOD AND BEVERAGE -- 0.6%
     25,100   Sanderson Farms, Inc.(8)..      1,130,002
                                           ------------

              INSURANCE -- 4.6%
     28,000   Delphi Financial Group,
                Inc. -- Class A........       1,170,960
     18,500   FBL Financial Group,
                Inc. -- Class A........         727,420
     22,400   FPIC Insurance Group,
                Inc.*..................         913,248
     31,900   Harleysville Group,
                Inc. ..................       1,064,184
     15,700   Infinity Property &
                Casualty Corp. ........         796,461
     28,500   IPC Holdings, Ltd.
                (Bermuda)..............         920,265
     16,800   ProAssurance Corp.*.......        935,256
     18,500   RLI Corp. ................      1,035,075
     18,100   Zenith National Insurance
                Corp. .................         852,329
                                           ------------
                                              8,415,198
                                           ------------

              INTERNET SERVICES -- 8.4%
    179,200   3Com Corp*................        740,096
     21,800   aQuantive, Inc.*..........      1,390,840
     20,200   Digital River, Inc.*(8)...        914,050
     67,000   GigaMedia, Ltd.
                (Singapore)*(8)........         903,160
     49,900   Greenfield Online, Inc.*..        793,909
     53,647   LivePerson, Inc.*.........        287,011
     31,100   NETGEAR, Inc.*............      1,127,375
     15,800   Priceline.com, Inc.*(8)...      1,086,092
     58,500   RADVision, Ltd.
                (Israel)*..............       1,230,255
     35,022   Shanda Interactive
                Entertainment, Ltd.
                (ADR)(Cayman
                Islands)*..............       1,085,682
     43,900   Shutterfly, Inc.*(8)......        946,045
    118,800   SonicWALL, Inc.*..........      1,020,492
     75,800   SupportSoft, Inc.*........        413,868
    137,245   Think Partnership, Inc.*..        410,363
     98,200   TIBCO Software, Inc.*.....        888,710
     54,500   VASCO Data Security
                International, Inc.*...       1,240,420
     54,500   Vignette Corp.*...........      1,044,220
                                           ------------
                                             15,522,588
                                           ------------

              LEISURE AND RECREATION -- 0.3%
     39,200   Dover Downs Gaming &
                Entertainment, Inc. ...         588,392
                                           ------------

              MACHINERY -- 1.7%
     39,600   Columbus McKinnon Corp.*..      1,275,120
     72,600   Flow International
                Corp.*(8)..............         914,760
     25,618   Tennant Company...........        935,057
                                           ------------
                                              3,124,937
                                           ------------

              MANUFACTURING -- 3.6%
     11,700   Ameron International
                Corp. .................       1,055,223
     31,800   AptarGroup, Inc. .........      1,130,808
     38,460   Barnes Group, Inc. .......      1,218,413
     27,508   Encore Wire Corp.(8)......        809,836
     21,720   EnPro Industries, Inc.*...        929,399
     30,500   FLIR Systems, Inc.*(8)....      1,410,624
                                           ------------
                                              6,554,303
                                           ------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 9.0%
     42,900   Allscripts Healthcare
                Solutions, Inc.*(8)....       1,093,092
     27,266   Amedisys, Inc.*(8)........        990,574
     68,393   Bruker BioSciences
                Corp.*.................         616,221

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)

     22,791   CONMED Corp.*.............   $    667,320
     20,763   Emergency Medical Services
                LP -- Class A*.........         812,456
     24,800   Hologic, Inc.*(8).........      1,371,689
     57,203   Home Diagnostics Inc.*....        673,279
     24,269   Illumina, Inc.*(8)........        985,079
     28,000   inVentiv Health, Inc.*....      1,025,080
     31,537   LHC Group, Inc.*(8).......        826,269
     23,800   LifePoint Hospitals,
                Inc.*..................         920,584
     24,300   MedCath Corp.*(8).........        772,740
     67,500   Merit Medical Systems,
                Inc.*..................         807,300
     78,300   Natus Medical, Inc.*......      1,246,536
     31,100   Palomar Medical
                Technologies,
                Inc.*(8)...............       1,079,481
     54,995   Phase Forward, Inc.*......        925,566
      6,818   SurModics, Inc.*..........        340,900
     68,443   Third Wave Technologies*..        400,392
     47,700   Zoll Medical Corp.*.......      1,064,187
                                           ------------
                                             16,618,745
                                           ------------

              METALS AND MINING -- 1.4%
      9,100   Brush Engineered
                Materials, Inc.*(8)....         382,109
      6,400   Carpenter Technology
                Corp. .................         833,984
      7,300   Chaparral Steel Company...        524,651
    141,000   Northgate Minerals Corp.
                (Canada)*..............         408,900
     12,000   Universal Stainless &
                Alloy Products, Inc.*..         422,760
                                           ------------
                                              2,572,404
                                           ------------

              OIL, COAL AND GAS -- 5.8%
     25,100   Alon USA Energy, Inc.(8)..      1,104,651
     25,900   Bill Barrett Corp.*(8)....        953,897
     20,800   CARBO Ceramics, Inc.(8)...        911,248
     30,500   Comstock Resources,
                Inc.*..................         914,085
      8,900   Core Laboratories NV (the
                Netherlands)*..........         905,041
     96,400   Grey Wolf, Inc.*..........        794,336
     22,453   Hercules Offshore,
                Inc.*(8)...............         727,028
     46,550   Natural Gas Services
                Group*.................         832,314
     17,600   Oil States International,
                Inc.*(8)...............         727,584
     96,400   Parker Drilling Company*..      1,016,056
     17,500   Petroleum Development
                Corp.*.................         830,900
     65,200   PetroQuest Energy, Inc.*..        948,008
                                           ------------
                                             10,665,148
                                           ------------

              PAPER AND FOREST PRODUCTS -- 0.4%
     49,279   Buckeye Technologies,
                Inc.*..................         762,346
                                           ------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 6.8%
     84,300   Albany Molecular Research,
                Inc.*..................       1,251,855
     92,800   American Oriental
                Bioengineering,
                Inc.*(8)...............         825,920
     39,300   Arena Pharmaceuticals,
                Inc.*(8)...............         431,907
     55,741   Bradley Pharmaceuticals,
                Inc.*(8)...............       1,210,137
     24,804   Kendle International,
                Inc.*..................         912,043
     98,500   Oculus Innovative
                Sciences, Inc.*(8).....         806,715
     24,700   PAREXEL International
                Corp.*.................       1,038,882
     37,300   PDL BioPharma, Inc.*......        869,090
     39,200   Pharmanet Development
                Group, Inc.*...........       1,249,696
     36,400   Pharmion Corp.*...........      1,053,780
     53,000   Sciele Pharma, Inc.*(8)...      1,248,680
     17,900   United Therapeutics
                Corp.*(8)..............       1,141,304
     39,600   ViroPharma, Inc.*.........        546,480
                                           ------------
                                             12,586,489
                                           ------------

              PRINTING AND PUBLISHING -- 0.6%
     14,700   Consolidated Graphics,
                Inc.*..................       1,018,416
                                           ------------
              RECREATIONAL VEHICLE -- 0.4%
     14,200   Polaris Industries,
                Inc.(8)................         769,072
                                           ------------

              RETAIL -- 1.3%
     47,120   First Cash Financial
                Services, Inc.*........       1,104,493
     72,600   LJ International, Inc.
                (British Virgin
                Islands)*(8)...........         788,436
      8,500   Longs Drug Stores Corp. ..        446,420
                                           ------------
                                              2,339,349
                                           ------------

              RETAIL: RESTAURANTS -- 1.7%
     18,800   Bob Evans Farms, Inc. ....        692,780
     12,500   Jack in the Box, Inc.*....        886,750
     41,800   O'Charley's, Inc. ........        842,688
     62,500   Texas Roadhouse, Inc.,
                Class A*...............         799,375
                                           ------------
                                              3,221,593
                                           ------------

              RETAIL: SUPERMARKETS -- 0.8%
     22,700   Ingles Markets,
                Inc. -- Class A........         782,015
     18,500   Spartan Stores, Inc. .....        608,835
                                           ------------
                                              1,390,850
                                           ------------

              SCIENTIFIC AND TECHNICAL
                INSTRUMENTS -- 0.7%
     44,200   Newport Corp.*............        684,216
     41,200   Zygo Corp.*...............        588,748
                                           ------------
                                              1,272,964
                                           ------------


                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                      VALUE
   ------                                  ------------

              COMMON STOCKS (CONTINUED)
              SECURITY SERVICE AND DEVICES -- 1.0%
     34,900   LoJack Corp.*.............   $    777,921
     34,600   Macrovision Corp.*........      1,040,076
                                           ------------
                                              1,817,997
                                           ------------

              SEMICONDUCTORS -- 4.1%
     64,300   AMIS Holdings, Inc.*......        805,036
     56,400   Brooks Automation, Inc.*..      1,023,660
    109,400   Cirrus Logic, Inc.*.......        908,020
     37,600   Emulex Corp.*.............        821,184
     88,500   LTX Corp.*................        492,060
     28,000   Silicon Motion Technology
                Corp. (ADR) (Cayman
                Islands)*..............         695,240
     26,300   Standard Microsystems
                Corp.*.................         903,142
    162,000   TriQuint Semiconductor,
                Inc.*..................         819,720
     53,800   Zoran Corp.*..............      1,078,152
                                           ------------
                                              7,546,214
                                           ------------

              STORAGE FACILITIES -- 0.4%
     26,200   Mobile Mini, Inc.*........        765,040
                                           ------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.2%
     57,000   ADC Telecommunications,
                Inc.*..................       1,044,810
     27,800   ADTRAN, Inc. .............        721,966
     29,200   Atheros
                Communications*(8).....         900,528
     29,700   Cbeyond, Inc.*............      1,143,747
     63,028   Ceragon Networks Ltd.
                (Israel)*..............         722,931
     16,418   General Cable Corp.*......      1,243,663
     40,600   General Communication,
                Inc. -- Class A*.......         520,086
     96,500   Intervoice, Inc.*.........        803,845
     27,900   NICE Systems, Ltd. (ADR)
                (Israel)*..............         969,246
     18,029   Novatel Wireless, Inc.*...        469,115
     60,300   Oplink Communications,
                Inc.*..................         904,500
     73,178   RF Micro Devices, Inc.*...        456,631
    101,700   Sirenza Microdevices,
                Inc.*(8)...............       1,207,179
     29,877   Tollgrade Communications,
                Inc*...................         315,202
                                           ------------
                                             11,423,449
                                           ------------

              TOYS -- 0.4%
     30,000   Marvel Entertainment,
                Inc.*..................         764,400
                                           ------------

              TRANSPORTATION -- 1.6%
     43,400   Celadon Group, Inc.*......        690,060
     25,134   Excel Maritime Carriers,
                Ltd. (Liberia).........         632,874
     31,900   Heartland Express, Inc. ..        519,970
     30,800   Hub Group, Inc. -- Class
                A*.....................       1,082,928
                                           ------------
                                              2,925,832
                                           ------------
              TOTAL COMMON STOCKS
                (Cost $159,509,617)....     181,297,738
                                           ------------

 PRINCIPAL
 ---------

              SECURITIES LENDING COLLATERAL -- 21.4%
$39,388,316   Securities Lending
                Collateral Investment
                (Note 4)
                (Cost $39,388,316).....      39,388,316
                                           ------------
              TOTAL SECURITIES
                (Cost $198,897,933)....     220,686,054
                                           ------------

              REPURCHASE AGREEMENTS -- 1.3%
  2,314,011   With Investors Bank and
                Trust, dated 06/29/07,
                4.76%, due 07/02/07,
                repurchase proceeds at
                maturity $2,314,929
                (Collateralized by
                Small Business
                Administration, 9.13%,
                due 04/25/16, with a
                value of $2,429,712)
                (Cost $2,314,011)......       2,314,011
                                           ------------
              Total
                Investments -- 120.9%
                (Cost $201,211,944)....     223,000,065
              Liabilities less other
                assets -- (20.9)%......     (38,601,338)
                                           ------------
              NET ASSETS -- 100.0%......   $184,398,727
                                           ============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $201,211,944.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation...   $25,395,941
Gross unrealized depreciation...    (3,607,820)
                                   -----------
Net unrealized appreciation.....   $21,788,121
                                   ===========




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES                                 VALUE      COUNTRY
   ------                            --------------  -------



              COMMON STOCKS -- 98.5%
              ADVERTISING -- 0.3%
     154,900  Focus Media Holding,
                Ltd. (ADR)*(8)....   $    7,822,450    CHN
                                     --------------

              AEROSPACE AND DEFENSE -- 0.4%
     272,480  Gamesa Corporacion
                Tecnologica, SA...        9,957,278    SPA
                                     --------------

              AGRICULTURE -- 0.9%
  11,951,000  Chaoda Modern
                Agriculture
                (Holdings),
                Ltd. .............        9,231,640    CAY
      83,800  Potash Corp. of
                Saskatchewan,
                Inc. .............        6,533,886    CDA
      26,800  Syngenta AG..........       5,248,105    SWI
                                     --------------
                                         21,013,631
                                     --------------

              AIRLINES -- 1.1%
   3,537,400  Qantas Airways,
                Ltd. .............       16,794,443    AUS
     125,100  Ryanair Holdings PLC
                (ADR)(8)..........        4,722,525    IRE
     372,500  Singapore Airlines,
                Ltd. .............        4,574,882    SIN
                                     --------------
                                         26,091,850
                                     --------------

              APPAREL: MANUFACTURING AND RETAIL -- 0.4%
      84,537  Benetton Group SpA*..       1,480,551    ITA
     645,881  Burberry Group PLC...       8,910,346    BRI
                                     --------------
                                         10,390,897
                                     --------------

              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 8.3%
     127,500  Alpine Electronics,
                Inc. .............        1,956,122    JPN
     648,000  Calsonic Kansei
                Corp. ............        2,668,313    JPN
     135,146  Continental AG.......      19,103,471    GER
     381,881  DaimlerChrysler AG...      35,451,211    GER
   2,059,000  Fuji Heavy
                Industries,
                Ltd.(8)...........        9,866,477    JPN
      10,200  Georg Fischer AG.....       7,724,110    SWI
   1,726,700  GKN PLC..............      13,808,866    BRI
     848,000  Hino Motors, Ltd. ...       5,075,947    JPN
     351,600  Honda Motor Company,
                Ltd. .............       12,850,355    JPN
     107,616  Hyundai Motor
                Company...........        8,503,510    KOR
   1,442,800  Nissan Motor Company,
                Ltd. .............       15,479,706    JPN
      88,800  PSA Peugeot Citroen
                SA................        7,184,741    FRA
     159,100  Toyota Auto Body
                Company, Ltd. ....        2,642,514    JPN
     608,200  Toyota Motor Corp. ..      38,529,623    JPN
     104,788  Valeo SA.............       5,646,066    FRA
      51,600  Volkswagen AG........       8,247,870    GER
                                     --------------
                                        194,738,902
                                     --------------

              BANKS -- 18.6%
     369,060  ABN AMRO Holding NV..      17,008,120    NET
     232,400  Allied Irish Banks
                PLC...............        6,356,889    IRE
     192,100  Alpha Bank AE........       6,057,947    GRC
     279,900  Banco Bilbao Vizcaya
                Argentaria SA.....        6,894,718    SPA
     927,600  Banco Comercial
                Portugues
                SA -- Class R.....        5,197,605    POR
   1,451,800  Banco Santander
                Central Hispano
                SA................       26,900,011    SPA
   2,469,900  Barclays PLC.........      34,520,250    BRI
     312,600  BNP Paribas SA.......      37,384,096    FRA
     266,800  Canadian Imperial
                Bank of
                Commerce(8).......       24,041,429    CDA
   3,178,500  China Merchants Bank
                Company,
                Ltd. -- Class H...        9,674,685    CHN
     427,900  Commonwealth Bank of
                Australia.........       20,043,243    AUS
     357,700  Credit Suisse Group..      25,579,284    SWI
     183,400  Danske Bank A/S......       7,538,266    DEN
      65,500  Deutsche Bank AG.....       9,557,462    GER
      83,901  Dexia................       2,635,630    BEL
     582,100  DNB NOR ASA..........       7,521,858    NOR
      89,200  ForeningsSparbanken
                AB................        3,247,573    SWE
     367,000  Fortis...............      15,651,526    BEL
   1,107,700  HBOS PLC.............      21,921,190    BRI
   1,440,064  Intesa Sanpaolo......      10,778,272    ITA
     239,672  Julius Baer Holding,
                Ltd. .............       17,246,966    SWI
      93,084  Kookmin Bank.........       8,171,362    KOR
     253,800  Laurentian Bank of
                Canada(8).........        8,527,108    CDA
   2,574,600  Lloyds TSB Group
                PLC...............       28,745,501    BRI
     231,600  National Bank of
                Canada(8).........       13,342,682    CDA
     109,293  National Bank of
                Greece SA.........        6,271,919    GRC
   1,472,300  Nordea Bank AB.......      23,141,925    SWE
     102,600  Societe Generale.....      19,097,962    FRA
     396,719  Suncorp-Metway,
                Ltd. .............        6,783,945    AUS
     138,300  UBS AG...............       8,333,099    SWI
                                     --------------
                                        438,172,523
                                     --------------

              BROADCAST SERVICES/MEDIA -- 0.7%
     242,400  Rogers
                Communications,
                Inc. -- Class B...       10,335,422    CDA
     143,800  Vivendi Universal
                SA................        6,210,519    FRA
                                     --------------
                                         16,545,941
                                     --------------


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                 VALUE      COUNTRY
   ------                            --------------  -------

              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
   1,404,000  Marubeni Corp. ......  $   11,574,091    JPN
                                     --------------

              CHEMICALS -- 2.8%
      45,100  Akzo Nobel NV........       3,904,156    NET
       6,140  Arkema*..............         402,961    FRA
     214,142  Bayer AG.............      16,259,491    GER
      56,300  Ciba Specialty
                Chemicals AG......        3,675,747    SWI
     264,800  Methanex Corp.(8)....       6,572,459    CDA
   1,102,800  Mitsubishi Chemical
                Holdings Corp. ...       10,139,042    JPN
     171,800  Nova Chemicals
                Corp.(8)..........        6,141,417    CDA
     597,500  Sumitomo Bakelite
                Company, Ltd.(8)..        4,187,959    JPN
      58,336  Wacker Chemie AG.....      13,817,101    GER
                                     --------------
                                         65,100,333
                                     --------------

              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.6%
   1,137,600  CGI Group,
                Inc. -- Class A*..       12,761,624    CDA
      66,900  Open Text Corp.*.....       1,465,802    CDA
                                     --------------
                                         14,227,426
                                     --------------

              CONSTRUCTION SERVICES AND SUPPLIES -- 2.3%
     353,700  Barratt Developments
                PLC...............        7,052,931    BRI
       8,800  Cementos Portland
                Valderrivas SA....        1,100,517    SPA
   3,206,000  China Communications
                Construction
                Company,
                Ltd. -- Class H...        5,740,229    CHN
      15,600  Ciments Francais SA..       3,600,540    FRA
     139,900  Compagnie de Saint-
                Gobain............       15,785,915    FRA
     644,700  George Wimpey PLC....       6,511,949    BRI
      43,500  Lafarge SA...........       7,971,685    FRA
      91,000  Maeda Road
                Construction
                Company, Ltd. ....          807,821    JPN
     910,000  Sanwa Shutter
                Corp. ............        5,277,076    JPN
                                     --------------
                                         53,848,663
                                     --------------

              CONSUMER GOODS AND SERVICES -- 3.2%
     148,400  Canon, Inc. .........       8,714,169    JPN
     302,100  Electrolux AB --
                Series B(8).......        7,200,009    SWE
     101,788  Henkel KGaA-Vorzug...       5,385,233    GER
      37,770  Husqvarna AB -- Class
                A.................          538,451    SWE
      25,400  Husqvarna AB -- Class
                B.................          362,104    SWE
       3,537  Japan Tobacco,
                Inc. .............       17,465,957    JPN
     188,983  Luxottica Group SPA..       7,361,321    ITA
     364,728  Reckitt Benckiser
                PLC...............       20,031,421    BRI
     161,234  Swatch Group AG......       9,173,772    SWI
                                     --------------
                                         76,232,437
                                     --------------

              DIVERSIFIED OPERATIONS AND SERVICES -- 2.6%
     189,300  BASF AG..............      24,913,675    GER
     366,113  Brambles, Ltd.*......       3,780,558    AUS
   1,538,000  China Resources
                Enterprise,
                Ltd. .............        5,782,842    HNG
     751,300  Mitsubishi Corp. ....      19,709,230    JPN
     334,000  Sumitomo Corp. ......       6,103,553    JPN
                                     --------------
                                         60,289,858
                                     --------------

              ELECTRONICS -- 2.3%
      38,600  Fanuc, Ltd. .........       3,987,752    JPN
   1,512,800  Hon Hai Precision
                Industry Company,
                Ltd. .............       13,072,330    TWN
     130,200  Hosiden Corp. .......       1,725,778    JPN
     201,326  LG Electronics,
                Inc. .............       16,649,138    KOR
     167,700  Sony Corp. ..........       8,621,653    JPN
     810,100  Toshiba Tec Corp. ...       4,816,188    JPN
      55,010  Yamada Denki Company,
                Ltd. .............        5,754,549    JPN
                                     --------------
                                         54,627,388
                                     --------------

              ENERGY SERVICES -- 1.7%
     471,409  ABB, Ltd. ...........      10,728,752    SWI
     306,000  Renewable Energy
                Corp. AS*(8)......       11,934,983    NOR
     262,600  Vestas Wind Systems
                A/S*..............       17,384,403    DEN
                                     --------------
                                         40,048,138
                                     --------------

              FILTRATION SYSTEMS -- 0.2%
      83,200  Alfa Laval AB........       5,048,544    SWE
                                     --------------

              FINANCIAL SERVICES -- 5.0%
     535,600  Alliance & Leicester
                PLC...............       11,895,454    BRI
     983,100  Bradford & Bingley
                PLC*..............        7,802,880    BRI
     495,000  Daiwa Securities
                Group, Inc. ......        5,278,660    JPN
     101,026  Deutsche Boerse AG...      11,451,442    GER
     226,900  Hitachi Capital
                Corp. ............        3,460,858    JPN
   1,638,706  Invesco PLC..........      21,274,282    BRI
     319,800  Irish Life &
                Permanent PLC.....        8,089,655    IRE
   1,546,189  Man Group PLC........      18,908,854    BRI

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                 VALUE      COUNTRY
   ------                            --------------  -------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)

      51,800  Muenchener
                Rueckversicher-
                ungs-Gesellschaft
                AG................   $    9,548,105    GER
     255,700  Nomura Holdings,
                Inc. .............        4,984,203    JPN
     132,700  Promise Company,
                Ltd.(8)...........        4,095,513    JPN
      38,300  Sanyo Shinpan Finance
                Company, Ltd. ....        1,088,731    JPN
     119,100  Sun Life Financial,
                Inc.(8)...........        5,675,209    CDA
      98,300  Takefuji Corp. ......       3,305,275    JPN
                                     --------------
                                        116,859,121
                                     --------------

              FOOD AND BEVERAGE -- 1.6%
     326,400  Asahi Breweries,
                Ltd. .............        5,065,993    JPN
     262,188  Cadbury Schweppes
                PLC...............        3,580,198    BRI
      47,861  East Asiatic Company,
                Ltd A/S DET
                Ostasiatiske
                Kompagni..........        2,641,826    DEN
     265,300  Katokichi Company,
                Ltd. .............        1,581,565    JPN
      24,060  Nestle SA............       9,178,845    SWI
   1,537,300  Northern Foods PLC...       3,673,592    BRI
     389,900  Tate & Lyle PLC......       4,443,288    BRI
     241,344  Unilever NV -- CVA...       7,532,481    NET
                                     --------------
                                         37,697,788
                                     --------------

              INSURANCE -- 4.1%
     441,800  Aviva PLC............       6,596,173    BRI
      79,100  CNP Assurances.......      10,165,147    FRA
   1,939,300  Friends Provident
                PLC...............        6,978,601    BRI
     516,000  ING Groep NV.........      22,899,886    NET
   1,003,300  Milano Assicurazioni
                SpA...............        8,378,344    ITA
   1,472,000  Old Mutual PLC.......       4,992,554    BRI
   5,458,900  Royal & Sun Alliance
                Insurance Group
                PLC...............       15,949,735    BRI
      94,700  Swiss Re.............       8,675,342    SWI
      36,300  Zurich Financial
                Services AG.......       11,270,385    SWI
                                     --------------
                                         95,906,167
                                     --------------

              INTERNET SERVICES -- 0.3%
      96,900  Ctrip.com
                International,
                Ltd. (ADR)........        7,619,247    CAY
                                     --------------

              LEISURE AND RECREATION -- 0.7%
     198,900  SANKYO, CO., LTD ....       8,384,090    JPN
     255,300  TUI AG(8)............       7,090,394    GER
                                     --------------
                                         15,474,484
                                     --------------

              MACHINERY -- 0.7%
     318,200  Komatsu, Ltd. .......       9,252,029    JPN
      15,900  Rieter Holding AG....       8,337,249    SWI
                                     --------------
                                         17,589,278
                                     --------------

              MANUFACTURING -- 2.3%
     121,979  Alstom(8)............      20,507,788    FRA
     704,000  Kurabo Industries,
                Ltd. .............        1,989,783    JPN
     185,235  Siemens AG...........      26,717,771    GER
   1,155,936  Tomkins PLC..........       6,035,211    BRI
                                     --------------
                                         55,250,553
                                     --------------

              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 1.5%
      55,675  Essilor International
                SA CIE Generale
                D'Optique.........        6,658,974    FRA
     207,265  Fresenius Medical
                Care AG &
                Company...........        9,574,244    GER
      46,253  Phonak Holding AG-
                REG...............        4,165,231    SWI
   1,141,528  Smith & Nephew PLC...      14,189,351    BRI
                                     --------------
                                         34,587,800
                                     --------------

              METALS AND MINING -- 6.2%
      93,400  Alcan, Inc.(8).......       7,619,301    CDA
   1,257,100  BlueScope Steel,
                Ltd. .............       11,020,055    AUS
     191,300  Cameco Corp.
                (Canada)(8).......        9,706,562    CDA
     279,200  Companhia Vale do Rio
                Doce (ADR)........       12,438,360    BRA
      37,300  Norddeutsche
                Affinerie AG......        1,651,826    GER
     331,500  Rautaruukki Oyj......      21,343,168    FIN
      72,828  Salzgitter AG........      14,143,674    GER
     308,300  Sims Group, Ltd. ....       6,926,484    AUS
     341,100  ThyssenKrupp AG......      20,373,135    GER
      39,355  Vallourec SA
                (France)(8).......       12,688,262    FRA
     165,600  voestalpine AG.......      14,008,208    AST
     232,420  Xstrata PLC..........      13,941,004    BRI
                                     --------------
                                        145,860,039
                                     --------------

              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.5%
      95,000  Brother Industries,
                Ltd. .............        1,397,320    JPN
     315,000  Ricoh Company,
                Ltd. .............        7,291,371    JPN
   3,314,500  TPV Technology,
                Ltd. .............        2,293,258    HNG
                                     --------------
                                         10,981,949
                                     --------------

              OIL, COAL AND GAS -- 7.8%
   1,176,600  BP PLC...............      14,247,265    BRI
     988,200  Cosmo Oil Company,
                Ltd. .............        5,457,673    JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                 VALUE      COUNTRY
   ------                            --------------  -------

              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)

     134,000  EnCana Corp. ........  $    8,241,896    CDA
     635,400  Eni SpA..............      23,133,519    ITA
   2,063,000  Nippon Oil Corp. ....      19,201,608    JPN
     227,500  Norsk Hydro ASA......       8,796,073    NOR
     287,000  Repsol YPF SA........      11,361,874    SPA
   1,290,100  Royal Dutch Shell
                PLC -- Class B....       53,963,236    BRI
     474,400  Showa Shell Sekiyu
                KK(8).............        5,891,229    JPN
     147,200  Suncor Energy,
                Inc. .............       13,260,091    CDA
     245,600  Total SA.............      20,030,865    FRA
                                     --------------
                                        183,585,329
                                     --------------

              PAPER AND FOREST PRODUCTS -- 0.3%
   1,263,000  Oji Paper Company,
                Ltd. .............        6,144,463    JPN
                                     --------------

              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.5%
     310,500  AstraZeneca PLC......      16,728,909    BRI
     338,900  Biovail Corp.(8).....       8,637,536    CDA
     953,600  Elan Corp. PLC
                (ADR)*(8).........       20,912,447    IRE
     285,300  GlaxoSmithKline PLC..       7,476,488    BRI
     476,000  Tanabe Seiyaku
                Company, Ltd. ....        5,675,273    JPN
                                     --------------
                                         59,430,653
                                     --------------

              PRINTING AND PUBLISHING -- 0.5%
     505,300  Quebecor World,
                Inc. .............        6,180,764    CDA
     439,000  Toppan Printing
                Company, Ltd. ....        4,724,264    JPN
                                     --------------
                                         10,905,028
                                     --------------

              RETAIL -- 2.1%
     389,193  Bulgari SPA..........       6,273,631    ITA
   1,010,434  Carphone Warehouse
                PLC...............        6,700,946    BRI
   1,912,500  Dixons Group PLC.....       6,094,860    BRI
     590,900  JJB Sports PLC.......       3,037,661    BRI
     500,392  KarstadtQuelle AG*...      16,944,933    GER
      38,230  PPR..................       6,703,745    FRA
      10,300  Valora Holding AG....       2,698,322    SWI
                                     --------------
                                         48,454,098
                                     --------------

              RETAIL: RESTAURANTS -- 0.1%
     112,200  Plenus Company,
                Ltd.(8)...........        2,045,799    JPN
                                     --------------

              RETAIL: SUPERMARKETS -- 0.6%
   1,577,532  Tesco PLC............      13,257,419    BRI
                                     --------------

              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
      99,500  Advantest Corp. .....       4,339,614    JPN
                                     --------------

              SEMICONDUCTORS -- 2.3%
   3,275,555  ARM Holdings PLC.....       9,636,246    BRI
     613,458  ASML Holding NV*.....      17,020,837    NET
     153,700  Elpida Memory,
                Inc.*(8)..........        6,778,404    JPN
     781,026  Infineon Technologies
                AG*...............       13,012,650    GER
      14,070  Samsung Electronics
                Company, Ltd. ....        8,620,036    KOR
                                     --------------
                                         55,068,173
                                     --------------

              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.3%
     133,100  America Movil SA de
                CV -- Series L
                (ADR).............        8,242,883    MEX
   3,618,235  BT Group PLC.........      24,158,711    BRI
   2,945,230  Cable & Wireless
                PLC...............       11,503,345    BRI
     277,800  Deutsche Telekom AG..       5,147,281    GER
     159,600  Elcoteq Network
                Corp. -- Class
                A(8)..............        1,350,066    FIN
      97,600  Millicom
                International
                Cellular SA
                (Luxembourg)*(8)..        8,944,064    LUX
   1,588,500  MobileOne, Ltd. .....       2,282,999    SIN
       3,200  Nippon Telegraph and
                Telephone
                Corp.(8)..........       14,216,447    JPN
   1,061,619  Nokia Oyj............      29,900,811    FIN
       9,500  NTT DoCoMo, Inc. ....      15,045,685    JPN
      88,600  Research In Motion,
                Ltd.*.............       17,719,114    CDA
      26,200  Swisscom AG..........       8,981,785    SWI
   2,376,000  Telefonaktiebolaget
                LM
                Ericsson -- Class
                B.................        9,539,853    SWE
     244,400  Telefonica SA........       5,471,154    SPA
   1,646,500  Vodafone Group PLC...       5,548,033    BRI
     395,600  VTech Holdings,
                Ltd. .............        3,339,165    BER
                                     --------------
                                        171,391,396
                                     --------------

              TOYS -- 0.3%
      17,900  Nintendo Company,
                Ltd. .............        6,556,670    JPN
                                     --------------


              TRANSPORTATION -- 1.4%
     636,000  Mitsui OSK Lines,
                Ltd. .............        8,647,017    JPN
   2,535,000  Neptune Orient Lines,
                Ltd. .............        8,777,070    SIN
   1,367,100  Orient Overseas
                International,
                Ltd. .............       13,357,689    BER
     442,684  Transurban Group.....       3,006,213    AUS
                                     --------------
                                         33,787,989
                                     --------------



                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES                                 VALUE      COUNTRY
   ------                            --------------  -------

              COMMON STOCKS (CONTINUED)
              UTILITIES -- 3.3%
      95,900  ATCO, Ltd. -- Class
                I.................   $    5,029,742    CDA
   1,130,300  Energias de Portugal
                SA................        6,256,901    POR
     314,200  Hokkaido Electric
                Power Company,
                Inc. .............        6,826,274    JPN
     151,503  Iberdrola SA.........       8,515,799    SPA
     248,000  Kyushu Electric Power
                Company, Inc. ....        6,505,909    JPN
     604,300  The Kansai Electric
                Power Company,
                Inc. .............       14,306,879    JPN
     393,571  Veolia Environment...      30,911,352    FRA
                                     --------------
                                         78,352,856
                                     --------------
              TOTAL COMMON STOCKS
                (Cost
                $1,737,618,053)...    2,316,876,263
                                     --------------

              RIGHTS -- 0.0%
              AUTOMOBILES/MOTOR
                VEHICLES,
                AUTOMOTIVE
                EQUIPMENT AND
                REPAIRS
     390,900  TI Automotive,
                Ltd. --  Class
                A*(14)(27)
                (Cost $0).........               --    BRI
                                     --------------

  PRINCIPAL
  ---------

              SECURITIES LENDING COLLATERAL -- 8.3%
$196,242,413  Securities Lending
                Collateral
                Investment (Note
                4)
                (Cost
                $196,242,413).....      196,242,413    USA
                                     --------------
              TOTAL SECURITIES
                (Cost
                $1,933,860,466)...    2,513,118,676
                                     --------------

Principal                                 Value      Country
---------                            --------------  -------

              REPURCHASE AGREEMENTS -- 0.8%
  18,259,432  With Investors Bank
                and Trust, dated
                06/29/07, 4.76%,
                due 07/02/07,
                repurchase
                proceeds at
                maturity
                $18,266,675
                (Collateralized by
                Fannie Mae
                Adjustable Rate
                Mortgage, 4.40%,
                due 12/01/33, with
                a value of
                $6,758,504,
                Freddie Mac,
                5.82%, due
                01/15/33, with a
                value of
                $9,667,831, and
                Small Business
                Administration,
                8.63%, due
                03/25/23, with a
                value of
                $2,746,068) (Cost
                $18,259,432)......       18,259,432    USA
                                     --------------
              Total
                Invest-
                ments -- 107.6%
                (Cost
                $1,952,119,898)...    2,531,378,108
              Liabilities less
                other
                assets -- (7.6)%..     (179,032,178)
                                     --------------
              NET
                ASSETS -- 100.0%..   $2,352,345,930
                                     ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2007 is $1,952,119,898.

The following amounts are based on cost for federal income tax purposes:



Gross unrealized appreciation..   $605,172,638
Gross unrealized depreciation..    (25,914,428)
                                  ------------
Net unrealized appreciation....   $579,258,210
                                  ============




--------

See summary of footnotes and abbreviations to portfolios.


                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)




                                                                    PERCENT OF TOTAL
COUNTRY COMPOSITION                                               INVESTMENTS AT VALUE
-------------------                                               --------------------


Australia (AUS).................................................           2.70%
Austria (AST)...................................................           0.55%
Belgium (BEL)...................................................           0.72%
Bermuda (BER)...................................................           0.75%
Brazil (BRA)....................................................           0.49%
Canada (CDA)....................................................           6.79%
Cayman Islands (CAY)............................................           0.97%
Denmark (DEN)...................................................           1.09%
Finland (FIN)...................................................           2.08%
France (FRA)....................................................           8.33%
Germany (GER)...................................................          10.60%
Greece(GRC).....................................................           0.49%
Hong Kong (HNG).................................................           0.23%
Ireland (IRE)...................................................           1.58%
Italy (ITA).....................................................           2.27%
Japan (JPN).....................................................          15.31%
Luxembourg (LUX)................................................           0.35%
Mexico (MEX)....................................................           0.33%
Norway (NOR)....................................................           1.12%
Portugal (POR)..................................................           0.45%
China (CHN).....................................................           0.61%
Singapore (SIN).................................................           0.62%
South Korea (KOR)...............................................           1.66%
Spain (SPA).....................................................           2.77%
Sweden (SWE)....................................................           1.94%
Switzerland (SWI)...............................................           6.12%
Taiwan (TWN)....................................................           0.52%
The Netherlands (NET)...........................................           2.70%
United Kingdom (BRI)............................................          17.39%
United States (USA).............................................           8.47%
                                                                         ------
TOTAL PERCENTAGE................................................         100.00%
                                                                         ======





                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                            PORTFOLIO OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
                                  JUNE 30, 2007
                                   (UNAUDITED)




Footnotes:
----------


*           Non-income producing security.
144A        All or a portion of this security
            is a 144A or private placement
            security and can only be sold to
            qualified institutional buyers.
            Unless otherwise indicated, these
            securities have been determined
            to be liquid under procedures
            established by the Board of
            Trustees.





1)   Variable rate security. The rate
     shown was in effect at June 30, 2007.
2)   Quarterly reset provision. The rate
     shown was in effect at June 30, 2007.
3)   Monthly reset provision. The rate
     shown was in effect at June 30, 2007.
4)   Security is segregated as collateral
     for written options.
5)   Security is segregated as initial
     margin for futures contracts.
6)   Security is segregated as collateral
     for swap contracts.
7)   Represents a zero coupon bond which
     will convert to an interest bearing
     security at a later date.
8)   All or part of this security is on
     loan.
9)   Bond is in default.
10)  Variable rate security. Interest rate
     is based on the credit rating of the
     issuer. The rate shown was in effect
     at June 30, 2007.
11)  Floating rate security. The interest
     rate is subject to change semi-
     annually based on the London
     Interbank Offered Rate ("LIBOR"). The
     rate shown was in effect at June 30,
     2007.
12)  PIK ("Payment-In-Kind") bond. These
     bonds pay interest in the form of
     additional bonds.
13)  Security was in bankruptcy
     reorganization at the time of
     maturity. Recovery will be determined
     at the conclusion of the bankruptcy.
14)  Fair valued at June 30, 2007.
     Following are the market values (as
     determined by fair valuation) and the
     corresponding percentage of Portfolio
     net assets of all fair valued
     securities at June 30, 2007.




SERIES                  MARKET VALUE   PERCENTAGE
------                  ------------   ----------

High Yield Bond          $3,576,538       0.64%





15)  Principal amount for this security is
     denominated in Australian Dollars.
16)  Principal amount for this security is
     denominated in British Pounds.
17)  Principal amount for this security is
     denominated in Canadian Dollars.
18)  Principal amount for this security is
     denominated in Danish Krone.
19)  Principal amount for this security is
     denominated in Euros.
20)  Principal amount for this security is
     denominated in Hong Kong Dollars.
21)  Principal amount for this security is
     denominated in Japanese Yen.
22)  Principal amount for this security is
     denominated in Mexican Pesos.
23)  Principal amount for this security is
     denominated in New Zealand Dollars.
24)  Principal amount for this security is
     denominated in Swedish Krona.
25)  Principal amount for this security is
     denominated in Swiss Francs.
26)  Principal amount for this security is
     denominated in Taiwan Dollars.
27)  Illiquid security. Refer to Note 2M.





Abbreviations:
--------------

ADR  American Depository Receipt.
FDR  Foreign Depository Receipt.
GDR  Global Depository Receipt.
IO   Interest Only represents the right
     to receive the monthly interest
     payment on an underlying pool of
     mortgage loans. The face amount
     shown represents the par value on
     the underlying pool. The yields on
     these securities generally exceed
     yields on other mortgage-backed
     securities because their cash flow
     patterns are more volatile and there
     is a greater risk that the initial
     investment will not be fully
     recouped. These securities are
     subject to accelerated principal
     paydowns as a result of prepayment
     or refinancing of the underlying
     pool of mortgage instruments. As a
     result, interest income may be
     reduced considerably.
TBA  To be announced. Securities are
     purchased on a forward commitment
     basis with approximate principal
     amount and general stated maturity
     date. The actual principal amount
     and maturity date will be determined
     upon settlement when the specific
     mortgage pools are assigned.
     ______________



     - Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.

     - Fixed income securities designated as "perpetual" are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.

     - Footnotes and abbreviations may or may not appear in each portfolio of investments.


                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                              PORTFOLIO COMPOSITION

                                  JUNE 30, 2007
                                   (UNAUDITED)

The following charts summarize the portfolio composition of each Series by asset type.




MONEY MARKET SERIES
Commercial Paper....................   37.0%
Yankee Certificates of Deposit......   23.4
Short Term Corporate Notes..........   23.2
Repurchase Agreements/Cash
  Equivalents.......................   15.2
Time Deposit........................    0.8
Other assets less liabilities.......    0.4
                                      -----
                                      100.0%
                                      =====
HIGH QUALITY BOND SERIES
Corporate Bonds and Notes...........   76.7%
US Government Agency Securities.....   16.5
US Treasury Securities..............    2.6
Short Term US Government Agency
  Securities........................    2.1
Repurchase Agreements/Cash
  Equivalents.......................    1.9
Securities Lending Collateral.......    1.5
Municipal Bonds.....................    0.7
Foreign Government Obligations......    0.5
Liabilities less other assets.......   (2.5)
                                      -----
                                      100.0%
                                      =====
INFLATION-PROTECTED SECURITIES
  SERIES(1)
US Treasury Securities..............   91.7%
Short Term US Government Agency
  Securities........................    4.3
US Government Agency Securities.....    2.3
Repurchase Agreements/Cash
  Equivalents.......................    2.0
Corporate Bonds and Notes...........    1.1
Liabilities less other assets.......   (1.4)
                                      -----
                                      100.0%
                                      =====
CORE BOND SERIES
US Government Agency Securities.....   57.1%
Corporate Bonds and Notes...........   48.5
US Treasury Securities..............    3.9
Short Term US Government Agency
  Securities........................    3.2
Foreign Government Obligations......    1.6
Repurchase Agreements/Cash
  Equivalents.......................    1.0
Securities Lending Collateral.......    0.3
Call Options Written................   (0.0)*
Put Options Written.................   (0.0)*
Securities Sold Short...............  (18.5)
Other assets less liabilities.......    2.9
                                      -----
                                      100.0%
                                      =====

TOTAL RETURN BOND SERIES
Corporate Bonds and Notes...........   49.7%
US Government Agency Securities.....   47.0
Repurchase Agreement/Cash
  Equivalents.......................   25.3
US Treasury Securities..............   16.4
Securities Lending Collateral.......   10.4
Foreign Government Obligations......    0.7
Municipal Bonds.....................    0.2
Convertible Bonds...................    0.0*
Purchased Call Options..............    0.0*
Call Options Written................   (0.0)*
Put Options Written.................   (0.0)*
Liabilities less other assets.......  (49.7)
                                      -----
                                      100.0%
                                      =====
HIGH YIELD BOND SERIES
Corporate Bonds and Notes...........   80.9%
Loan Participations.................    9.7
Repurchase Agreements/Cash
  Equivalents.......................    5.7
Convertible Preferred Stocks........    0.9
Common Stocks.......................    0.7
Preferred Stocks....................    0.5
Convertible Bonds...................    0.3
Warrants............................    0.1
Other assets less liabilities.......    1.2
                                      -----
                                      100.0%
                                      =====
BALANCED SERIES
Common Stocks.......................   61.3%
Corporate Bonds and Notes...........   21.8
US Government Agency Securities.....   19.4
Repurchase Agreements/Cash
  Equivalents.......................    3.8
Securities Lending Collateral.......    3.2
US Treasury Securities..............    2.1
Foreign Government Obligations......    0.5
Municipal Bonds.....................    0.4
Convertible Bonds...................    0.0*
Purchased Call Options..............    0.0*
Call Options Written................   (0.0)*
Put Options Written.................   (0.0)*
Liabilities less other assets.......  (12.5)
                                      -----
                                      100.0%
                                      =====


                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                        PORTFOLIO COMPOSITION (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

VALUE & INCOME SERIES
Common Stocks.......................   98.8%
Securities Lending Collateral.......    6.6
Repurchase Agreements/Cash
  Equivalents.......................    1.4
Liabilities less other assets.......   (6.8)
                                      -----
                                      100.0%
                                      =====
VALUE SERIES
Common Stocks.......................   94.7%
Securities Lending Collateral.......   10.8
Repurchase Agreements/Cash
  Equivalents.......................    4.1
Liabilities less other assets.......   (9.6)
                                      -----
                                      100.0%
                                      =====
GROWTH & INCOME SERIES
Common Stocks.......................   99.2%
Securities Lending Collateral.......    4.4
Repurchase Agreements/Cash
  Equivalents.......................    0.6
Liabilities less other assets.......   (4.2)
                                      -----
                                      100.0%
                                      =====
EQUITY GROWTH SERIES
Common Stocks.......................   98.8%
Securities Lending Collateral.......    1.6
Repurchase Agreements/Cash
  Equivalents.......................    0.1
Liabilities less other assets.......   (0.5)
                                      -----
                                      100.0%
                                      =====
AGGRESSIVE EQUITY SERIES
Common Stocks.......................   99.1%
Securities Lending Collateral.......   19.0
Repurchase Agreements/Cash
  Equivalents.......................    0.9
Liabilities less other assets.......  (19.0)
                                      -----
                                      100.0%
                                      =====
MID-CAP VALUE SERIES
Common Stocks.......................   97.1%
Securities Lending Collateral.......   16.1
Repurchase Agreements/Cash
  Equivalents.......................    2.2
Short Term Commercial Paper.........    0.3
Convertible Bonds...................    0.0*
Liabilities less other assets.......  (15.7)
                                      -----
                                      100.0%
                                      =====

MID-CAP GROWTH SERIES
Common Stocks.......................   98.5%
Securities Lending Collateral.......   22.7
Repurchase Agreements/Cash
  Equivalents.......................    2.3
Liabilities less other assets.......  (23.5)
                                      -----
                                      100.0%
                                      =====
SMALL-CAP VALUE SERIES
Common Stocks.......................   98.8%
Securities Lending Collateral.......   18.1
Repurchase Agreements/Cash
  Equivalents.......................    0.7
Liabilities less other assets.......  (17.6)
                                      -----
                                      100.0%
                                      =====
SPECIAL EQUITY SERIES
Common Stocks.......................   98.1%
Securities Lending Collateral.......   24.2
Repurchase Agreements/Cash
  Equivalents.......................    1.8
Short Term US Treasury Securities...    0.1
Liabilities less other assets.......  (24.2)
                                      -----
                                      100.0%
                                      =====
SMALL-CAP GROWTH SERIES
Common Stocks.......................   98.2%
Securities Lending Collateral.......   21.4
Repurchase Agreements/Cash
  Equivalents.......................    1.3
Liabilities less other assets.......  (20.9)
                                      -----
                                      100.0%
                                      =====
INTERNATIONAL EQUITY SERIES
Common Stocks.......................   98.5%
Securities Lending Collateral.......    8.3
Repurchase Agreements/Cash
  Equivalents.......................    0.8
Rights..............................    0.0*
Liabilities less other assets.......   (7.6)
                                      -----
                                      100.0%
                                      =====




--------

(1)    Formerly, Intermediate Government Bond Series.

*      Amount rounds to less than 0.05%.




                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio), the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Aggressive Equity Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, and the International Equity Portfolio (each a "Series"). The Inflation-Protected Securities Portfolio changed its name from the Intermediate Government Bond Portfolio on May 1, 2007. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market -- The Series' goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond -- The Series' goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities -- The Series' goal is to seek maximum real return consistent with the preservation of capital. Prior to May 1, 2007, the investment objective of the Intermediate Government Bond Portfolio was to provide as high a level of current income as is consistent with the preservation of capital.

Core Bond -- The Series' goal is to achieve maximum total return.

Total Return Bond -- The Series' goal is to maximize long-term total return.

High Yield Bond -- The Series' goal is to provide a high level of current income.

Balanced -- The Series' goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Value & Income -- The Series' goal is to provide a high level of current income through investment in a broadly diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value -- The Series' goal is to provide capital appreciation. Dividend income is a secondary goal.

Growth & Income -- The Series' goal is to provide capital appreciation and current income.

Equity Growth -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Aggressive Equity -- The Series' goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



1. ORGANIZATION AND BUSINESS (CONTINUED)


Small-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Special Equity -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity -- The Series' goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD, SPOT, AND CROSS CURRENCY CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of June 30, 2007, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Equity Growth Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 10.

     E. WRITTEN OPTIONS:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the period ended June 30, 2007 were as follows:


                                         CORE BOND           TOTAL RETURN BOND          BALANCED
                                   ---------------------   --------------------   --------------------
                                    NUMBER OF              NUMBER OF              NUMBER OF
                                    CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                   ----------   --------   ---------   --------   ---------   --------


Written call options outstanding
  at December 31, 2006...........  34,200,000   $229,140        26     $  6,964        42     $ 11,337
Call options written.............          --         --       233       69,116       142       40,571
Call options terminated in
  closing purchase transactions..          --         --       (86)     (20,445)      (93)     (22,847)
Call options expire..............          --         --        --           --        --           --
                                   ----------   --------      ----     --------      ----     --------
Written call options outstanding
  at June 30, 2007...............  34,200,000   $229,140       173     $ 55,635        91     $ 29,061
                                   ==========   ========      ====     ========      ====     ========

Written put options outstanding
  at December 31, 2006...........  34,200,000   $372,780        51     $ 15,432        82     $ 24,809
Put options written..............          --         --       233       69,554       142       40,462
Put options terminated in closing
  purchase transactions..........          --         --      (111)     (25,820)     (133)     (33,679)
Put options expired..............          --         --        --           --        --           --
                                   ----------   --------      ----     --------      ----     --------
Written put options outstanding
  at June 30, 2007...............  34,200,000   $372,780       173     $ 59,166        91     $ 31,592
                                   ==========   ========      ====     ========      ====     ========



     F. FUTURES CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or losses reflected in the Series' Statement of Assets and Liabilities.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of June 30, 2007:


                                                                                            VALUE AS OF   NET UNREALIZED
                          NUMBER OF                                                          JUNE 30,      APPRECIATION/
SERIES                    CONTRACTS              DESCRIPTION             EXPIRATION DATE       2007       (DEPRECIATION)
------                   -----------   -------------------------------   ---------------   ------------   --------------


Inflation-Protected
  Securities...........      20 Long   Euro Bund Future                  September 2007    $  2,997,892     $    (4,158)
                             26 Long   US Long Bond Future               September 2007       2,801,500          41,571
                             51 Long   US Treasury Note 5 Year Future    September 2007       5,307,984         (28,764)
                             23 Long   US Treasury Note 10 Year Future   September 2007       2,431,172          31,939
                           191 Short   90 Day Euro Future                June 2008           45,278,938         (88,351)
                            72 Short   US Treasury Note 2 Year Future    September 2007      14,672,250         (30,524)
                                                                                                            -----------
                                                                                                            $   (78,287)
                                                                                                            ===========
Core Bond..............     272 Long   Euro Bund Future                  September 2007    $ 40,476,113     $  (464,648)
                          1,498 Long   US Long Bond Future               September 2007     161,409,500        (594,522)
                          1,443 Long   US Treasury Note 10 Year Future   September 2007     152,529,609        (855,418)
                           416 Short   US Treasury Note 2 Year Future    September 2007      84,773,000        (190,595)
                         1,900 Short   US Treasury Note 5 Year Future    September 2007     197,748,438      (1,227,861)
                                                                                                            -----------
                                                                                                            $(3,333,044)
                                                                                                            ===========
Total Return Bond......       6 Long   90 Day Euro Future                September 2007    $  1,420,050     $    (3,755)
                             10 Long   90 Day Euro Future                December 2007        2,367,875          (6,050)
                             32 Long   90 Day Euro Future                June 2008            7,586,000           8,640
                            110 Long   90 Day Sterling Future            June 2008           25,863,575         (90,496)
                             45 Long   US Long Bond Future               September 2007       4,848,750         (67,381)
                            204 Long   US Treasury Note 5 Year Future    September 2007      20,919,703         (21,129)
                            170 Long   US Treasury Note 10 Year Future   September 2007      17,969,531         180,806
                            20 Short   US Treasury Note 2 Year Future    September 2007       4,075,625          (7,913)
                                                                                                            -----------
                                                                                                            $    (7,278)
                                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



                                                                                            VALUE AS OF   NET UNREALIZED
                          NUMBER OF                                                          JUNE 30,      APPRECIATION/
SERIES                    CONTRACTS              DESCRIPTION             EXPIRATION DATE       2007       (DEPRECIATION)
------                   -----------   -------------------------------   ---------------   ------------   --------------

Balanced...............       5 Long   90 Day Euro Future                September 2007    $  1,183,375     $    (2,738)
                              7 Long   90 Day Euro Future                December 2007        1,657,513          (4,235)
                             18 Long   90 Day Euro Future                June 2008            4,267,125           4,860
                            128 Long   90 Day Sterling Future            June 2008           30,095,796        (105,309)
                             21 Long   S&P 500 Future                    September 2007       1,591,275           5,915
                             12 Long   US Long Bond Future               September 2007       1,293,000         (17,880)
                             46 Long   US Treasury Note 2 Year Future    September 2007       9,373,938         (20,168)
                             70 Long   US Treasury Note 10 Year Future   September 2007       7,399,219          70,997
                            62 Short   US Treasury Note 5 Year Future    September 2007       6,452,844         (12,402)
                                                                                                            -----------
                                                                                                            $   (80,960)
                                                                                                            ===========
Growth & Income........      30 Long   S&P 500 Future                    September 2007    $  2,273,250     $    (9,541)
                                                                                                            ===========
Special Equity.........      20 Long   Russell 2000 Future               September 2007    $  8,421,000     $   (49,675)
                                                                                                            ===========



The Inflation-Protected Securities Series, Core Bond Series and Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. The Total Return Bond Series has segregated $1,179,225 of cash, the Balanced Series has segregated $1,087,086 of cash and has restricted cash of $82,700 as collateral for their respective open futures contracts. The Growth & Income Series has restricted cash of $91,100 as collateral for open futures contracts.

     G. SWAPS:

The Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index and total return swaps, for hedging purposes, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Outstanding swap agreements as of June 30, 2007:

CORE BOND SERIES

INTEREST RATE SWAPS:


                              PAYMENTS MADE BY   PAYMENTS RECEIVED                      NOTIONAL AMOUNT     VALUE
SWAP COUNTERPARTY                THE SERIES        BY THE SERIES     TERMINATION DATE        (USD)          (USD)
-----------------            -----------------   -----------------   ----------------   ---------------   ---------


Citibank, NA...............  3 month LIBOR       5.26% semi-annual       06/05/17         $ 17,800,000    $(184,052)
Citigroup Global Markets...  3 month LIBOR       5.18% semi-annual       09/18/10          100,000,000      570,000
Citigroup Global Markets...  3 month LIBOR       5.16% semi-annual       11/07/10           66,900,000     (564,636)
Citigroup Global Markets...  3 month LIBOR       4.95% semi-annual       12/12/11           23,600,000     (485,688)
Goldman Sachs Global
  Markets..................  5.07% semi-annual   3 month LIBOR           04/30/09           63,300,000      334,224
Goldman Sachs Global
  Markets..................  3 month LIBOR       5.41% semi-annual       04/30/27            8,300,000     (382,049)
Wachovia Securities........  3 month LIBOR       5.20% semi-annual       09/07/11          100,000,000      353,000
                                                                                                          ---------
                                                                                                          $(359,201)
                                                                                                          =========



TOTAL RETURN SWAPS:


                                              PAYMENTS          PAYMENTS
                          REFERENCED        MADE BY THE        RECEIVED BY      TERMINATION  NOTIONAL AMOUNT   VALUE
SWAP COUNTERPARTY         OBLIGATION           SERIES          THE SERIES           DATE          (USD)        (USD)
-----------------    --------------------  -------------  --------------------  -----------  ---------------  -------


Wachovia             Lehman                5.82% monthly  Lehman                  10/01/07     $50,000,000    $22,500
  Securities.......  Collateralized                       Collateralized
                     Mortgage-Backed                      Mortgage-Backed                                     -------
                     Securities US                        Securities US                                       -------
                     Investment-Grade                     Investment-Grade
                     8.5+ Index                           8.5+ Index + 20bps.



     H. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     I. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     J. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

Each Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     K. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     L. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among all Series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     M. RESTRICTED AND ILLIQUID SECURITIES:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     N. OTHER:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     O. IN-KIND REDEMPTION:

During the fiscal year ended December 31, 2006, the Special Equity Series delivered securities (redemption in-kind) in exchange for the redemption of units. The source of the redemption in-kind was three contractholders who were invested in an insurance company separate account established by MONY Life Insurance Company ("Separate Account"). The Separate Account invested all its assets in the Special Equity Series. Collectively, the value of the contractholders' accounts represented 5.91% of the Special Equity Series at the time of the

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


redemption. The financial statements of the Separate Account are not included in these financial statements. Cash and securities were transferred as detailed below:


                                                   TOTAL VALUE OF CASH
DATE                                           AND SECURITIES TRANSFERRED   GAIN ON TRANSFER
----                                           --------------------------   ----------------


March 7, 2006................................          $80,105,926             $14,871,899


     P. RECENT ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing each Series' tax return to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Series' financial statement disclosures.

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series as follows:


                                                                  INVESTMENT
TFLIC SUB-ACCOUNT                                                  IN SERIES
-----------------                                                 ----------


Money Market....................................................      6.79%
High Quality Bond...............................................      9.41
Inflation-Protected Securities..................................     29.06
Core Bond.......................................................      8.01
High Yield Bond.................................................      6.19
Balanced........................................................     30.36
Value & Income..................................................     19.66
Growth & Income.................................................     23.98
Equity Growth...................................................     15.90
Aggressive Equity...............................................     24.35
Mid-Cap Value...................................................      4.08
Mid-Cap Growth..................................................      0.37
Small-Cap Value.................................................      0.13
Special Equity..................................................     25.13
Small-Cap Growth................................................      0.02
International Equity............................................     12.18


The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)




                                                                                 ADVISOR
SERIES                                          SERIES SUBADVISOR                FEE (%)
------                            --------------------------------------------   -------


Money Market....................  GE Asset Management, Inc.                        0.25
High Quality Bond...............  Merganser Capital Management, LP                 0.35
Inflation-Protected Securities..  Blackrock Financial Management, Inc.             0.35(1)
Core Bond.......................  BlackRock Financial Management, Inc.             0.35
Total Return Bond...............  Western Asset Management Company                 0.35(1)
                                  Western Asset Management Company, Ltd.
High Yield Bond.................  Eaton Vance Management                           0.55
Balanced........................  Goldman Sachs Asset Management, LP               0.45(1)
                                  Western Asset Management Company
                                  Western Asset Management Company, Ltd.
Value & Income..................  TCW Investment Management Company                0.45
                                  AllianceBernstein, LP
Value...........................  Hotchkis and Wiley Capital Management, LLC       0.50(1)
Growth & Income.................  Blackrock Financial Management, Inc.             0.60
                                  Goldman Sachs Asset Management, LP
                                  Aronson+Johnson+Ortiz, LP
Equity Growth...................  OFI Institutional Asset Management, Inc.         0.62
                                  Wellington Management Company, LLP
                                  Marsico Capital Management, LLC
Aggressive Equity...............  Turner Investment Partners, Inc.                 0.77(1)
Mid-Cap Value...................  Cramer Rosenthal McGlynn, LLC                    0.67(1)
                                  LSV Asset Management
                                  RiverSource Investments, LLC
Mid-Cap Growth..................  Columbus Circle Investors                        0.72(1)
Small-Cap Value.................  OFI Institutional Asset Management, Inc.         0.82(1)
                                  Mesirow Financial Investment Management,
                                  Inc.
Special Equity..................  Mazama Capital Management, LLC                   0.80
                                  INVESCO Institutional (NA), Inc.
                                  Wellington Management Company, LLP
                                  RS Investment Management Co., LLC
Small-Cap Growth................  Perimeter Capital Management                     0.87(1)
International Equity............  LSV Asset Management                             0.75
                                  Wellington Management Company, LLP



--------

(1)    Advisor is currently voluntarily waiving a portion of its fee.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


For the period ended June 30, 2007, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):


SERIES                                                          EXPENSE CAP
------                                                    ----------------------


Money Market............................................  30 basis points (b.p.)
High Quality Bond.......................................          40 b.p.
Inflation-Protected Securities..........................          40 b.p.
Core Bond...............................................          40 b.p.
Total Return Bond.......................................          40 b.p.
High Yield Bond.........................................          60 b.p.
Balanced................................................          50 b.p.
Value & Income..........................................          50 b.p.
Value...................................................          55 b.p.
Growth & Income.........................................          65 b.p.
Equity Growth...........................................          65 b.p.
Aggressive Equity.......................................          80 b.p.
Mid-Cap Value...........................................          70 b.p.
Mid-Cap Growth..........................................          75 b.p.
Small-Cap Value.........................................          85 b.p.
Special Equity..........................................          85 b.p.
Small-Cap Growth........................................          90 b.p.
International Equity....................................          90 b.p.


Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the period ended June 30, 2007 amounted to $122,721.

4. SECURITIES LENDING

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes interest income on short term investments purchased with cash collateral received.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



4. SECURITIES LENDING (CONTINUED)


At June 30, 2007, the Series loaned securities having market values as follows:


                                                              MARKET      CASH COLLATERAL
SERIES                                                         VALUE          RECEIVED
------                                                     ------------   ---------------


High Quality Bond........................................  $ 12,574,613     $ 12,842,999
Core Bond................................................     5,321,824        5,441,625
Total Return Bond........................................    31,837,574       32,645,613
Balanced.................................................    11,514,597       11,890,436
Value & Income...........................................   235,374,083      244,204,605
Value....................................................    17,008,954       17,660,618
Growth & Income..........................................    46,027,464       47,663,319
Equity Growth............................................    38,918,225       39,846,175
Aggressive Equity........................................    67,470,786       69,461,923
Mid-Cap Value............................................   175,758,460      181,765,144
Mid-Cap Growth...........................................    67,783,681       70,162,239
Small-Cap Value..........................................    40,606,674       42,332,931
Special Equity...........................................   274,362,493      286,107,422
Small-Cap Growth.........................................    37,658,162       39,388,316
International Equity.....................................   186,916,312      196,242,413

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



4. SECURITIES LENDING (CONTINUED)


Each Series has invested the cash collateral received from securities loaned in the following short term securities:



                                             HIGH
                                           QUALITY        CORE      TOTAL RETURN                    VALUE &
                                             BOND         BOND          BOND         BALANCED       INCOME         VALUE
                                         -----------   ----------   ------------   -----------   ------------   -----------



Abbey National PLC, Time Deposit,
  5.28%, 07/05/07......................  $   193,185   $   81,853    $   491,058   $   178,857   $  3,673,344   $   265,653
American Beacon, Money Market Fund.....      222,083       94,097        564,512       205,611      4,222,813       305,389
Banco Bilbao Vizcaya Argentaria SA,
  Time Deposit, 5.30%, 08/10/07........      241,482      102,317        613,822       223,571      4,591,681       332,066
Bank of America, Floating Rate Note,
  5.31%(1), 07/10/07...................      579,556      245,560      1,473,174       536,571     11,020,033       796,957
Bank of America, Floating Rate Note,
  5.27%(1), 07/16/07...................      289,778      122,780        736,587       268,285      5,510,016       398,479
Bank of Montreal, Time Deposit, 5.29%,
  07/02/07.............................      193,185       81,853        491,058       178,857      3,673,344       265,653
Bank of Montreal, Time Deposit, 5.28%,
  07/03/07.............................      144,889       61,390        368,293       134,143      2,755,008       199,239
Bank of Montreal, Time Deposit, 5.31%,
  08/14/07.............................      241,482      102,317        613,822       223,571      4,591,681       332,066
Bank of Nova Scotia, Time Deposit,
  5.28%, 07/09/07......................      241,482      102,317        613,822       223,571      4,591,681       332,066
Bank of Nova Scotia, Time Deposit,
  5.29%, 07/11/07......................      241,482      102,317        613,822       223,571      4,591,681       332,066
Barclays, Time Deposit, 5.30%,
  07/16/07.............................      289,778      122,780        736,587       268,285      5,510,016       398,479
Barclays, Time Deposit, 5.32%,
  09/04/07.............................      482,963      204,633      1,227,645       447,142      9,183,361       664,131
Barclays Global Investors Institutional
  Money Market Fund....................      387,435      164,158        984,821       358,699      7,366,926       532,768
BNP Paribas, Time Deposit, 5.35%,
  07/02/07.............................      772,742      327,413      1,964,231       715,427     14,693,377     1,062,609
Calyon, Time Deposit, 5.38%, 07/02/07..      772,742      327,413      1,964,231       715,427     14,693,377     1,062,609
Calyon, Time Deposit, 5.29%, 07/17/07..      482,963      204,633      1,227,645       447,142      9,183,361       664,131
Credit Suisse First Boston Corp, Time
  Deposit, 5.29%, 07/13/07.............      144,889       61,390        368,293       134,143      2,755,008       199,239
First Tennessee National Corp, Time
  Deposit, 5.30%, 07/18/07.............      144,889       61,390        368,293       134,143      2,755,008       199,239
Fortis Bank, Time Deposit, 5.35%,
  07/05/07.............................      482,963      204,633      1,227,645       447,142      9,183,361       664,131
Fortis Bank, Time Deposit, 5.29%,
  07/06/07.............................      241,482      102,317        613,822       223,571      4,591,680       332,065
Fortis Bank, Time Deposit, 5.30%,
  07/20/07.............................      241,482      102,317        613,822       223,571      4,591,680       332,065
Fortis Bank, Time Deposit, 5.30%,
  07/26/07.............................      193,185       81,853        491,058       178,857      3,673,344       265,652
HBOS Halifax Bank of Scotland, Time
  Deposit, 5.30%, 08/08/07.............      965,927      409,267      2,455,289       894,284     18,366,722     1,328,262
Marshall & Ilsley Bank, Time Deposit,
  5.29%, 07/06/07......................      482,963      204,633      1,227,645       447,142      9,183,361       664,131
Morgan Stanley, Commercial Paper,
  5.45%(1), 08/01/07...................       96,593       40,927        245,529        89,428      1,836,672       132,826
National Australia Bank, Time Deposit,
  5.32%, 07/02/07......................      772,742      327,413      1,964,231       715,427     14,693,377     1,062,609
Rabobank Nederland, Time Deposit,
  5.33%, 07/02/07......................      772,742      327,413      1,964,231       715,427     14,693,377     1,062,609
Rabobank Nederland, Time Deposit,
  5.28%, 07/05/07......................      482,963      204,634      1,227,645       447,142      9,183,361       664,131
Reserve Primary Money Market Fund......       16,622        7,043         42,252        15,390        316,069        22,858
Svenska Handlesbanken, Time Deposit,
  5.30%, 07/02/07......................      769,660      326,108      1,956,398       712,574     14,634,781     1,058,372
The Bear Stearns Companies, Inc.,
  Commercial Paper, 5.44%(1),
  07/10/07.............................      144,889       61,390        368,293       134,143      2,755,008       199,239
UBS AG, Time Deposit, 5.28%, 07/05/07..      144,889       61,390        368,293       134,143      2,755,008       199,239
Vanguard Prime Money Market Fund.......      290,744      123,189        739,042       269,180      5,528,383       399,807
Wells Fargo & Co., Time Deposit, 5.26%,
  07/02/07.............................      193,185       81,853        491,058       178,857      3,673,344       265,652
Wells Fargo & Co., Time Deposit, 5.28%,
  07/12/07.............................      482,963      204,634      1,227,644       447,142      9,183,361       664,131
                                         -----------   ----------    -----------   -----------   ------------   -----------
                                         $12,842,999   $5,441,625    $32,645,613   $11,890,436   $244,204,605   $17,660,618
                                         ===========   ==========    ===========   ===========   ============   ===========
Information pertaining to the
investment of the cash collateral is
shown on each Series' Portfolio of
Investments.


--------
(1) Variable Rate Security. The rate
    shown was in effect at June 30,
    2007.

  GROWTH &      EQUITY     AGGRESSIVE     MID-CAP      MID-CAP     SMALL-CAP      SPECIAL     SMALL-CAP   INTERNATIONAL
   INCOME       GROWTH       EQUITY        VALUE        GROWTH       VALUE        EQUITY        GROWTH        EQUITY
-----------  -----------  -----------  ------------  -----------  -----------  ------------  -----------  -------------



$   716,956  $   599,369  $ 1,044,852  $  2,734,125  $ 1,055,386  $   636,775  $  4,303,650  $   592,482   $  2,951,893
    824,199      689,024    1,201,143     5,483,313    1,213,253      732,025     4,947,401      681,107      5,920,049


    896,194      749,211    1,306,064       235,255    1,319,232      795,969     5,379,562      740,603        253,992
  2,150,866    1,798,108    3,134,555     2,734,125    3,166,157    1,910,326    12,910,949    1,777,446      2,951,893
  1,075,433      899,054    1,567,277    10,936,501    1,583,079      955,163     6,455,475      888,723     11,807,573
    716,956      599,369    1,044,852    10,936,501    1,055,386      636,775     4,303,650      592,482     11,807,573
    537,717      449,527      783,639     3,143,103      791,539      477,581     3,227,737      444,362      3,393,445
    896,194      749,211    1,306,064    10,936,501    1,319,232      795,969     5,379,562      740,603     11,807,573
    896,194      749,211    1,306,064    10,936,501    1,319,232      795,969     5,379,562      740,603     11,807,573
    896,194      749,211    1,306,064    10,892,886    1,319,232      795,969     5,379,562      740,603     11,760,485
  1,075,433      899,054    1,567,277     4,114,858    1,583,079      955,163     6,455,475      888,723      4,442,599
  1,792,388    1,498,423    2,612,129     2,050,594    2,638,464    1,591,938    10,759,124    1,481,205      2,213,920
    537,717      449,527      783,639     2,734,125      791,539      477,581     3,227,737      444,362      2,951,893
  1,437,860    1,202,040    2,095,459     6,835,313    2,116,586    1,277,058     8,631,009    1,188,228      7,379,734
  2,867,821    2,397,477    4,179,406     6,835,313    4,221,543    2,547,101    17,214,599    2,369,928      7,379,734
  2,867,821    2,397,477    4,179,406     3,417,656    4,221,543    2,547,101    17,214,599    2,369,928      3,689,867
  1,792,388    1,498,423    2,612,129     2,050,594    2,638,464    1,591,938    10,759,124    1,481,205      2,213,920
    537,716      449,527      783,639     6,835,313      791,539      477,581     3,227,737      444,362      7,379,734
    537,716      449,527      783,639     3,417,656      791,539      477,581     3,227,737      444,362      3,689,867
  1,792,388    1,498,423    2,612,129     6,835,313    2,638,464    1,591,938    10,759,124    1,481,205      7,379,734
    896,194      749,212    1,306,064     8,202,376    1,319,232      795,969     5,379,562      740,603      8,855,680
    896,194      749,212    1,306,064     2,050,594    1,319,232      795,969     5,379,562      740,603      2,213,920
    716,956      599,369    1,044,852     3,417,656    1,055,386      636,775     4,303,650      592,482      3,689,867
  3,584,776    2,996,846    5,224,258     2,050,594    5,276,929    3,183,876    21,518,248    2,962,410      2,213,920
  1,792,388    1,498,423    2,612,129     4,101,188    2,638,465    1,591,938    10,759,124    1,481,205      4,427,840
    358,478      299,685      522,426     4,101,188      527,693      318,388     2,151,825      296,241      4,427,840
  2,867,821    2,397,477    4,179,406     6,835,313    4,221,543    2,547,101    17,214,599    2,369,928      7,379,734
  2,867,821    2,397,477    4,179,406     3,417,656    4,221,543    2,547,101    17,214,599    2,369,928      3,689,867
  1,792,388    1,498,423    2,612,129     2,050,594    2,638,465    1,591,938    10,759,124    1,481,205      2,213,920
     61,690       51,572       89,903     2,734,125       90,809       54,791       370,302       50,979      2,951,893


  2,856,384    2,387,916    4,162,739     1,367,063    4,204,708    2,536,943    17,145,948    2,360,477      1,475,947
    537,716      449,527      783,639    13,670,626      791,539      477,581     3,227,737      444,361     14,759,467
  1,079,018      902,051    1,572,501     3,417,656    1,588,356      958,347     6,476,993      891,685      3,689,867
    716,956      599,369    1,044,852     3,417,656    1,055,386      636,775     4,303,650      592,482      3,689,867
  1,792,388    1,498,423    2,612,129     6,835,313    2,638,465    1,591,938    10,759,124    1,481,205      7,379,733
-----------  -----------  -----------  ------------  -----------  -----------  ------------  -----------   ------------
$47,663,319  $39,846,175  $69,461,923  $181,765,144  $70,162,239  $42,332,931  $286,107,422  $39,388,316   $196,242,413
===========  ===========  ===========  ============  ===========  ===========  ============  ===========   ============


                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2007 were as follows:


                                                                      COST OF         PROCEEDS
SERIES                                                               PURCHASES       FROM SALES
------                                                            --------------   --------------


High Quality Bond...................  US Government Obligations   $   33,991,821   $   48,429,630
                                      Other                          201,684,302      166,729,319
Inflation-Protected Securities......  US Government Obligations      317,876,175      314,961,288
                                      Other                           10,811,618       24,873,337
Core Bond...........................  US Government Obligations    6,868,658,079    6,824,480,023
                                      Other                          220,055,702      244,315,673
Total Return Bond...................  US Government Obligations      726,858,493      609,063,053
                                      Other                          112,756,678       15,399,114
High Yield Bond.....................  Other                          277,202,250      252,872,787
Balanced............................  US Government Obligations      418,339,560      428,990,265
                                      Other                           88,726,903       99,813,185
Value & Income......................  Other                          482,311,510      520,635,992
Value...............................  Other                           80,449,784       28,341,802
Growth & Income.....................  Other                          668,075,205      799,950,755
Equity Growth.......................  Other                        1,954,275,087    2,150,018,022
Aggressive Equity...................  Other                          189,916,464      245,419,109
Mid-Cap Value.......................  Other                          395,882,892      316,754,283
Mid-Cap Growth......................  Other                          231,356,239      270,324,259
Small-Cap Value.....................  Other                          133,939,109      147,133,577
Special Equity......................  Other                          642,449,417      738,698,644
Small-Cap Growth....................  Other                          133,059,547      125,143,832
International Equity................  Other                        1,210,269,566    1,172,150,261




6. LEGAL AND REGULATORY MATTERS

On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio) and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Inflation-Protected Securities Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546 (e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. Discovery is underway.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



6. LEGAL AND REGULATORY MATTERS (CONTINUED)


Depositions began in September 2006 and are scheduled to conclude in October 2007. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because discovery is still ongoing, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss.

7. PROXY VOTING POLICIES AND PROCEDURES

A description of the Series Portfolio's proxy voting policies and procedures is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Participants, then click on Fund Information, choose Investment Funds, click on a Fund, then click on the Fund Information tab) or (iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series Portfolio's filing for the twelve months ended June 30, 2007 is available without charge, upon request.

8. QUARTERLY PORTFOLIOS

The Series Portfolio will file its portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. The Series Portfolio's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

9. CONCENTRATIONS AND INDEMNIFICATIONS

Some Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As of June 30, 2007, the Equity Growth Series invested approximately 14.86% of its portfolio in issuers outside the United States.

As of June 30, 2007, substantially all of the International Equity Series' net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of June 30, 2007, the International Equity Series invested approximately 10.60%, 15.31%, and 17.39%, respectively, of its portfolio in issuers in Germany, Japan, and United Kingdom, respectively.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Credit risk is measured by the loss a Series would record if its counter-parties failed to perform pursuant to the terms of their obligations to the Series. Since certain Series enters into various types of debt obligations including

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



9. CONCENTRATIONS AND INDEMNIFICATIONS (CONTINUED)


private placements, swaps, forward currency contracts, spot contracts, forward commitments and over-the-counter options, credit exposure exists with counterparties.

In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

10. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS

At June 30, 2007, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Equity Growth Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:


                                                                                              NET UNREALIZED
                                          FOREIGN    IN EXCHANGE   SETTLEMENT      VALUE       APPRECIATION/
                                         CURRENCY        FOR          DATE      AT 06/30/07   (DEPRECIATION)
                                        ----------   -----------   ----------   -----------   --------------


INFLATION-PROTECTED SECURITIES

-------------
PURCHASE CONTRACTS:
British Pound Sterling...............    2,427,800    $4,849,795    07/18/07     $4,874,349      $ 24,554
Canadian Dollar......................       18,803        17,699    07/02/07         17,651           (48)
Canadian Dollar......................      610,000       568,211    07/18/07        572,844         4,633
Euro.................................       29,724        40,021    07/02/07         40,229           208
Euro.................................        5,000         6,705    07/18/07          6,771            66
Euro.................................    2,410,000     3,239,144    07/18/07      3,263,471        24,327
Euro.................................    2,436,100     3,293,914    07/18/07      3,298,813         4,899
Mexican Peso.........................    5,317,500       495,245    07/18/07        491,795        (3,450)
                                                                                                 --------
TOTAL................................                                                            $ 55,189
                                                                                                 ========

SALE CONTRACTS:
British Pound Sterling...............    2,438,000    $4,857,308    07/18/07     $4,894,828      $(37,520)
Canadian Dollar......................      626,500       586,971    07/18/07        588,339        (1,368)
Euro.................................    2,436,000     3,308,984    07/18/07      3,298,678        10,306
Euro.................................    2,435,500     3,305,154    07/18/07      3,298,001         7,153
Mexican Peso.........................    1,714,000       157,443    07/18/07        158,521        (1,078)
Mexican Peso.........................    3,495,000       321,896    07/18/07        323,239        (1,343)
                                                                                                 --------
TOTAL................................                                                            $(23,850)
                                                                                                 ========

CORE BOND

--------------------------
PURCHASE CONTRACTS:
Mexican Peso.........................   78,454,109    $7,306,825    07/18/07     $7,255,920      $(50,905)
                                                                                                 ========


                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



10. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS (CONTINUED)




                                                                                               NET UNREALIZED
                                          FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE       APPRECIATION/
CORE BOND (CONTINUED)                     CURRENCY        FOR          DATE      AT 06/30/07   (DEPRECIATION)
---------------------                   -----------   -----------   ----------   -----------   --------------


SALE CONTRACTS:
Euro.................................       844,472    $1,137,039    07/02/07     $1,142,951      $  (5,912)
Mexican Peso.........................    40,359,000     3,717,638    07/18/07      3,732,649        (15,011)
Mexican Peso.........................    26,426,500     2,426,899    07/18/07      2,444,086        (17,187)
Mexican Peso.........................    50,419,500     4,631,620    07/18/07      4,663,106        (31,486)
New Zealand Dollar...................     5,545,961     4,020,822    07/18/07      4,270,390       (249,568)
                                                                                                  ---------
TOTAL................................                                                             $(319,164)
                                                                                                  =========

TOTAL RETURN BOND

--------------------------
PURCHASE CONTRACTS:
Japanese Yen.........................   110,028,000    $  938,005    08/08/07     $  897,806      $ (40,199)
Japanese Yen.........................   312,000,000     2,600,477    08/08/07      2,545,856        (54,621)
                                                                                                  ---------
TOTAL................................                                                             $ (94,820)
                                                                                                  =========

SALE CONTRACTS:
British Pound Sterling...............       999,000    $1,983,984    08/08/07     $2,005,165      $ (21,181)
Euro.................................       302,635       412,294    08/08/07        410,098          2,196
                                                                                                  ---------
TOTAL................................                                                             $ (18,985)
                                                                                                  =========

BALANCED

--------------------------
PURCHASE CONTRACTS:
Japanese Yen.........................   179,574,000    $1,530,895    08/08/07     $1,465,287      $ (65,608)
Japanese Yen.........................    89,040,000       742,136    08/08/07        726,548        (15,588)
                                                                                                  ---------
TOTAL................................                                                             $ (81,196)
                                                                                                  =========

SALE CONTRACTS:
British Pound Sterling...............       555,000    $1,102,213    08/08/07     $1,113,980      $ (11,767)
Euro.................................       514,478       700,899    08/08/07        697,167          3,732
                                                                                                  ---------
TOTAL................................                                                             $  (8,035)
                                                                                                  =========

EQUITY GROWTH

--------------------------
PURCHASE CONTRACTS:
Euro.................................       585,735    $  787,872    07/02/07     $  792,763      $  (4,891)
                                                                                                  =========

INTERNATIONAL EQUITY

--------------------------
PURCHASE CONTRACTS:
Danish Krone.........................     1,082,372    $  195,653    07/02/07     $  196,852      $   1,199
Euro.................................       399,333       537,142    07/02/07        540,476          3,334
Great British Pounds.................     2,516,077     5,027,096    07/02/07      5,052,534         25,438
Swedish Krona........................    16,673,091     2,431,486    07/03/07      2,437,871          6,385
                                                                                                  ---------
TOTAL................................                                                             $  36,356
                                                                                                  =========


                        DIVERSIFIED INVESTORS PORTFOLIOS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



10. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS (CONTINUED)




                                                                                               NET UNREALIZED
                                          FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE       APPRECIATION/
INTERNATIONAL EQUITY (CONTINUED)          CURRENCY        FOR          DATE      AT 06/30/07   (DEPRECIATION)
--------------------------------        -----------   -----------   ----------   -----------   --------------


SALE CONTRACTS:
Canadian Dollar......................     2,886,817    $2,724,080    07/05/07     $2,710,121      $ 13,959
Canadian Dollar......................     3,632,966     3,409,442    07/05/07      3,410,600        (1,158)
Euro.................................        43,652        59,035    07/02/07         59,080           (45)
Euro.................................     1,441,500     1,935,430    07/03/07      1,950,998       (15,568)
Euro.................................       828,036     1,120,863    07/05/07      1,120,782            81
Euro.................................       112,829       124,056    11/01/07        153,278       (29,222)
Great British Pounds.................       947,448     1,896,146    07/03/07      1,902,570        (6,424)
Great British Pounds.................     1,545,211     3,101,749    07/05/07      3,102,861        (1,112)
Japanese Yen.........................   429,846,649     3,508,809    07/02/07      3,491,140        17,669
Japanese Yen.........................    19,179,288       155,260    07/02/07        155,771          (511)
                                                                                                  --------
TOTAL................................                                                             $(22,331)
                                                                                                  ========






                                                                                          NET UNREALIZED
                                              SETTLEMENT      PURCHASE     SALE CURRENT    APPRECIATION/
                                                 DATE      CURRENT VALUE       VALUE      (DEPRECIATION)
                                              ----------   -------------   ------------   --------------


FOREIGN CROSS CURRENCY CONTRACTS:

PURCHASE/SALE
--------------------------
Japanese Yen/Danish Krone..................    07/03/07       $68,911         $68,486       $      425
                                                                                            ==========




11. SUBSEQUENT EVENT

At a meeting held on August 10, 2007, the Board of Trustees of the Series Portfolio approved a series of measures that are designed to benefit the Funds by making them part of a larger family of investment companies that are managed by Transamerica Fund Advisors, Inc., ("TFA"), an investment adviser that, along with the Advisor, is an indirect, wholly-owned subsidiary of AEGON. The Board has authorized seeking shareholder approval for these measures where required. A proxy statement describing these initiatives is expected to be mailed later in 2007.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS


12.  FINANCIAL HIGHLIGHTS



                                     RATIOS TO AVERAGE NET ASSETS
                      ---------------------------------------------------------
                                                       NET       NET INVESTMENT
  FOR THE                          NET EXPENSES    INVESTMENT    INCOME (LOSS)                   NET ASSETS,
PERIOD/YEAR              NET         (NET OF         INCOME         (NET OF       PORTFOLIO        END OF        TOTAL
   ENDED              EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)    TURNOVER      PERIOD/YEAR    RETURN
-----------           --------   ---------------   ----------   ---------------   ---------    --------------   ------


MONEY MARKET
06/30/2007(1)           0.27%*         0.27%*          5.09%*         5.09%*          N/A      $  950,724,090     2.56%
12/31/2006              0.28           0.28            4.77           4.77            N/A         925,940,609     4.86
12/31/2005              0.28           0.28            2.97           2.97            N/A         765,777,258     3.00
12/31/2004              0.28           0.28            1.17           1.17            N/A         809,352,385     1.17
12/31/2003              0.28           0.28            1.11           1.11            N/A         799,572,598     1.11
12/31/2002              0.28           0.28            1.70           1.70            N/A         864,772,946     1.72

HIGH QUALITY BOND
06/30/2007(1)           0.38*          0.38*           4.38*          4.38*            26%        855,795,511     2.03
12/31/2006              0.38           0.38            4.03           4.03             55         817,623,186     4.38
12/31/2005              0.39           0.39            3.25           3.25             58         788,399,166     1.95
12/31/2004              0.38           0.38            2.96           2.96             48         690,594,378     1.48
12/31/2003              0.38           0.38            3.19           3.19             50         622,748,334     2.34
12/31/2002              0.38           0.38            4.36           4.36             54         439,015,018     6.21

INFLATION-PROTECTED SECURITIES
06/30/2007(1)           0.41*          0.40*           6.42*          6.43*           235         135,461,626    (1.45)
12/31/2006              0.41           0.40            4.49           4.50            525         150,681,168     3.48
12/31/2005              0.40           0.40            3.45           3.45            756         261,106,523     1.34
12/31/2004              0.42           0.40            2.46           2.48            554         256,502,651     1.59
12/31/2003              0.38           0.38            2.91           2.91            392         265,519,988     1.60
12/31/2002              0.39           0.39            3.93           3.93            134         358,005,390     8.31

CORE BOND
06/30/2007(1)           0.38*          0.38*           4.84*          4.84*           298(a)    2,134,802,668     0.56
12/31/2006              0.38           0.38            4.50           4.50            487(a)    2,077,821,449     4.17
12/31/2005              0.39           0.39            3.99           3.99          1,003(a)    2,052,893,035     2.38
12/31/2004              0.39           0.39            3.62           3.62            885(a)    1,655,367,885     4.65
12/31/2003              0.39           0.39            3.52           3.52            922(a)    1,468,787,007     4.64
12/31/2002              0.39           0.39            4.85           4.85            462         999,624,604     9.24

TOTAL RETURN BOND
06/30/2007(1)           0.42*          0.40*           5.04*          5.06*           264(a)      312,472,830     0.58
12/31/2006              0.50           0.40            4.64           4.74            470(a)      120,636,427     4.96
12/31/2005(2)           0.55*          0.40*           3.93*          4.08*           327(a)       70,072,859     2.35

                        DIVERSIFIED INVESTORS PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS




12.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                     RATIOS TO AVERAGE NET ASSETS
                      ---------------------------------------------------------
                                                       NET       NET INVESTMENT
  FOR THE                          NET EXPENSES    INVESTMENT    INCOME (LOSS)                   NET ASSETS,
PERIOD/YEAR              NET         (NET OF         INCOME         (NET OF       PORTFOLIO        END OF        TOTAL
   ENDED              EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)    TURNOVER      PERIOD/YEAR    RETURN
-----------           --------   ---------------   ----------   ---------------   ---------    --------------   ------

HIGH YIELD BOND
06/30/2007(1)           0.58%*         0.58%*          7.79%*         7.79%*           51%     $  562,022,353     3.49%
12/31/2006              0.59           0.59            7.86           7.86             93         502,330,056    11.99
12/31/2005              0.60           0.60            7.74           7.74             68         416,027,255     3.34
12/31/2004              0.60           0.60            8.06           8.06             80         351,772,536    10.32
12/31/2003              0.61           0.60            9.07           9.08            136         282,700,774    27.91
12/31/2002              0.61           0.60            9.15           9.16             95         208,085,535     2.19

BALANCED
06/30/2007(1)           0.52*          0.50*           2.79*          2.81*           126(a)      376,786,001     3.37
12/31/2006              0.53           0.50            2.69           2.72            224(a)      381,648,801    11.74
12/31/2005              0.54           0.50            2.21           2.25            367(a)      410,747,655     5.59
12/31/2004              0.52           0.50            2.19           2.21            338(a)      419,726,689     8.31
12/31/2003              0.51           0.50            2.15           2.16            377(a)      434,085,832    17.69
12/31/2002              0.52           0.50            2.63           2.65            289         375,745,612   (10.01)

VALUE & INCOME
06/30/2007(1)           0.47*          0.47*           1.58*          1.58*            14       3,689,642,378     7.15
12/31/2006              0.48           0.48            1.47           1.47             31       3,538,943,726    20.68
12/31/2005              0.48           0.48            1.38           1.38             89       3,018,060,297     6.88
12/31/2004              0.48           0.48            1.79           1.79             44       2,705,463,322    12.91
12/31/2003              0.47           0.47            1.91           1.91             70       2,198,085,735    26.52
12/31/2002              0.48           0.48            1.97           1.97             31       1,553,159,805   (15.25)

VALUE
06/30/2007(1)           0.57*          0.55*           1.32*          1.34*            21         163,787,543     5.55
12/31/2006              0.71           0.55            1.26           1.42             74         101,282,906    15.44
12/31/2005(2)           1.18*          0.55*           1.15*          1.78*            21          35,138,512     9.47

GROWTH & INCOME
06/30/2007(1)           0.63*          0.63*           1.01*          1.01*            61       1,078,044,807     6.39
12/31/2006              0.63           0.63            1.11           1.11             73       1,159,020,245    11.77
12/31/2005              0.64           0.64            0.96           0.96             79       1,178,758,869     7.12
12/31/2004              0.64           0.64            1.22           1.22            184       1,135,948,434    10.79
12/31/2003              0.63           0.63            1.02           1.02            100       1,063,389,332    24.16
12/31/2002              0.66           0.65            0.77           0.78            115         799,621,503   (22.57)

                        DIVERSIFIED INVESTORS PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS




12.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                     RATIOS TO AVERAGE NET ASSETS
                      ---------------------------------------------------------
                                                       NET       NET INVESTMENT
  FOR THE                          NET EXPENSES    INVESTMENT    INCOME (LOSS)                   NET ASSETS,
PERIOD/YEAR              NET         (NET OF         INCOME         (NET OF       PORTFOLIO        END OF        TOTAL
   ENDED              EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)    TURNOVER      PERIOD/YEAR    RETURN
-----------           --------   ---------------   ----------   ---------------   ---------    --------------   ------

EQUITY GROWTH
06/30/2007(1)           0.64%*         0.64%*          0.41%*         0.41%*           81%     $2,436,537,288     5.43%
12/31/2006              0.64           0.64            0.43           0.43             84       2,526,917,456     4.12
12/31/2005              0.65           0.65            0.34           0.34             76       2,587,382,061     7.18
12/31/2004              0.65           0.65            0.68           0.68            129       2,290,559,947     7.75
12/31/2003              0.65           0.65            0.34           0.34             61       1,975,636,700    26.48
12/31/2002              0.65           0.65            0.22           0.22             75       1,146,889,083   (23.60)

AGGRESSIVE EQUITY
06/30/2007(1)           0.81           0.80*          (0.15)*        (0.14)*           52         366,303,834    10.76
12/31/2006              0.81           0.80           (0.18)         (0.17)           147         382,667,908     6.46
12/31/2005              0.81           0.80           (0.15)         (0.14)           187         382,129,060     8.20
12/31/2004              0.95           0.94           (0.49)         (0.48)           252         397,726,867    12.14
12/31/2003              1.01           1.00           (0.61)         (0.60)           165         371,333,010    28.12
12/31/2002              1.01           1.00           (0.60)         (0.59)            87         312,299,599   (26.56)

MID-CAP VALUE
06/30/2007(1)           0.70*          0.70*           1.24*          1.24*            31       1,128,975,004    11.00
12/31/2006              0.71           0.70            1.16           1.17             80         936,974,205    18.33
12/31/2005              0.72           0.70            1.26           1.28            112         641,531,538     9.77
12/31/2004              0.71           0.70            0.78           0.79            147         414,710,679    25.47
12/31/2003              0.75           0.70            0.51           0.56            156         216,193,119    41.63
12/31/2002              1.02           0.70            0.20           0.52            156          47,629,380   (15.09)

MID-CAP GROWTH
06/30/2007(1)           0.76*          0.75*          (0.14)*        (0.13)*           79         308,447,787    13.46
12/31/2006              0.75           0.75           (0.31)         (0.31)           151         309,909,061     2.17
12/31/2005              0.76           0.75           (0.39)         (0.38)           142         282,950,442    13.42
12/31/2004              0.79           0.75           (0.33)         (0.29)           223         210,100,872    15.38
12/31/2003              0.81           0.75           (0.37)         (0.31)           100         165,747,874    26.91
12/31/2002              0.96           0.75           (0.62)         (0.41)           138          44,270,757   (25.29)

                        DIVERSIFIED INVESTORS PORTFOLIOS
                          NOTES TO FINANCIAL STATEMENTS




12.  FINANCIAL HIGHLIGHTS (CONTINUED)



                                     RATIOS TO AVERAGE NET ASSETS
                      ---------------------------------------------------------
                                                       NET       NET INVESTMENT
  FOR THE                          NET EXPENSES    INVESTMENT    INCOME (LOSS)                   NET ASSETS,
PERIOD/YEAR              NET         (NET OF         INCOME         (NET OF       PORTFOLIO        END OF        TOTAL
   ENDED              EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)    TURNOVER      PERIOD/YEAR    RETURN
-----------           --------   ---------------   ----------   ---------------   ---------    --------------   ------

SMALL-CAP VALUE
06/30/2007(1)           0.85%*         0.85%*          1.29%*         1.29%*           60%     $  233,411,156     4.31%
12/31/2006              0.87           0.85            0.25           0.27            105         236,316,718     9.64
12/31/2005              0.88           0.85            0.07           0.10            143         218,749,221    (4.70)
12/31/2004              0.89           0.85            0.27           0.31             42         172,735,949    21.75
12/31/2003              0.94           0.85            1.19           1.28             40         100,887,458    41.10
12/31/2002(3)           1.39*          0.85*          (0.17)*         0.37*            26          17,920,226   (21.90)

SPECIAL EQUITY
06/30/2007(1)           0.84*          0.84*           0.63*          0.63*            55       1,181,803,793     6.41
12/31/2006              0.85           0.85            0.29           0.29             86       1,211,556,459    11.77
12/31/2005              0.85           0.85            0.09           0.09             92       1,296,671,909    10.53
12/31/2004              0.84           0.84            0.15           0.15            103       1,227,530,742    12.63
12/31/2003              0.85           0.85           (0.02)         (0.02)           103       1,270,601,125    43.96
12/31/2002              0.84           0.84            0.05           0.05            109       1,005,958,858   (24.33)

SMALL-CAP GROWTH
06/30/2007(1)           0.94*          0.90*          (0.44)*        (0.40)*           77         184,398,727    13.21
12/30/2006              1.04           0.90           (0.43)         (0.29)           173         155,003,004     8.71
12/31/2005              0.98           0.90           (0.49)         (0.41)           183         132,903,534     0.55
12/31/2004              0.97           0.90           (0.58)         (0.51)            84         108,429,152    11.94
12/31/2003              1.02           0.90           (0.29)         (0.17)            81          83,589,643    39.31
12/31/2002(3)           1.48*          0.90*          (1.03)*        (0.45)*           68          16,521,455   (15.98)

INTERNATIONAL EQUITY
06/30/2007(1)           0.85*          0.85*           2.61*          2.61*            54       2,352,345,930    11.68
12/31/2006              0.87           0.87            1.78           1.78             81       2,101,152,473    27.31
12/31/2005              0.88           0.88            2.03           2.03             94       1,721,786,149    11.20
12/31/2004              0.87           0.87            1.85           1.85            171       1,401,617,944    19.66
12/31/2003              0.86           0.86            1.11           1.11             23       1,049,033,896    33.52
12/31/2002              0.87           0.87            0.83           0.83             25         656,888,348   (16.90)


--------

(a) Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2I.

*   Annualized.

(1) Unaudited.

(2) Commencement of Operations, May 6, 2005.

(3) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                    APPROVAL OF INVESTMENT ADVISORY CONTRACTS

                                  JUNE 30, 2007
                                   (UNAUDITED)

Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios (each, a "Portfolio") pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with Diversified Investors Portfolios. For each Portfolio, Diversified has entered into one or more Investment Subadvisory Agreements (each, a "Subadvisory Agreement") with a subadviser.

CONTINUATION OF ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS

In approving the continuation of each Diversified Advisory Agreement and each Subadvisory Agreement, the Board, including the independent Trustees, reviewed extensive information provided by Diversified and the subadvisers. The Trustees considered the advisory fees and total expenses of each underlying fund investing in a Portfolio (each, a "Fund"). In this regard, the Trustees reviewed, among other things, comparative fee information with respect to comparable funds, including additional information from Lipper Analytical Services provided at the Trustees' request. The Trustees discussed the advisory fees and expense ratios, before and after the advisory and other fee waivers, and compared them to investment advisory fees paid by and expense ratios of other investment companies with similar investment objectives. The Trustees noted Diversified's confirmation that it did not have any non-mutual fund clients to whom advisory services were provided. The Trustees also considered that Diversified had extended for an additional year its agreement to waive a portion of certain Portfolios' advisory fees, as necessary, to maintain certain "caps" on total expenses. It also was noted that each subadviser had provided information on how the fee that subadviser received with respect to the applicable Portfolio compared to fees charged by the subadviser to other clients. In some cases the information compared the Portfolio fees to those charged to other funds; in other cases, to all other clients in a similar strategy; in other cases, to clients receiving similar services; and in others, to the subadviser's standard fee schedule. It was noted that, in most cases, the subadviser fees were at least as favorable as those charged to the clients against which the fees were compared. It was acknowledged that Diversified, and not the Portfolios, pays the subadvisory fees.

The Trustees also considered the costs of the services provided to the Funds and the resulting profitability of the relationship with the Funds. It was noted that Diversified's relationship with the Funds also included the provision of administrative and distribution services; that the Trustees had received information concerning the advisory, administration and distribution fees paid to Diversified and Diversified Investors Securities Corp. ("DISC") as the Funds' adviser, administrator and distributor, respectively; and that the Board had reviewed materials relating to the cost to Diversified of the services provided to the Funds and the resulting profitability to Diversified of its relationship with the Funds. The Board also received information about how Diversified prices its services to its retirement plan clients and how those pricing arrangements in certain circumstances result in credits to plan participant accounts.

The Trustees then reviewed the investment performance of each of the Funds, which was considered in connection with each Fund's total expenses, contractual management fees, and Diversified's (and where provided, the applicable subadviser's) profitability. The Trustees noted that Diversified's profitability with respect to each Fund, on a pre-tax basis, was reasonable under the circumstances. With respect to the investment advisory agreements with the Portfolios, the Board concluded that the relevant analyses of fees, expenses and profitability were better made at the level of the Funds that invest in the Portfolios, since investors could not invest directly in the Portfolios. In reviewing Fund performance, the Trustees considered gross performance results relative to benchmark for the past one-, three- and (where available) five-year periods (except where there was a new subadviser), and Morningstar and Lipper information regarding net performance in comparison to funds with similar strategies over the same time periods. Performance was also considered in light of the performance of comparable products managed by the subadviser. For Portfolios managed by multiple subadvisers, the Board considered both individual subadviser performance and the combined performance of each such Portfolio in recognition of the fact that managers had been selected on the basis of their

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


complementary investment strategies, which would be expected to perform differently under different market conditions.

The Trustees also reviewed information provided by Diversified and the subadvisers, primarily elicited through questionnaires, regarding, among other things: the nature and quality of services provided; legal, regulatory and compliance matters; actual fees paid by Diversified to each subadviser, comparable fees paid to each subadviser and subadviser profitability data; and other practices and developments. The Trustees noted instances where information was not provided by certain subadvisers, considered the reasons such information was not provided and weighed the relative importance of such information among the other data available to the Trustees. The Trustees placed considerable value on Diversified's views about the subadvisers, particularly given the extensive monitoring undertaken by Diversified as well as the arms'-length nature of the relationship between Diversified and the subadvisers.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that the continuation of each Diversified Advisory Agreement and each Subadvisory Agreement was in the best interests of the applicable Portfolio and its investors. The Board based its conclusions, in part, on its observations regarding the performance of and the management fees and total expenses paid by each fund, some of which observations are summarized below. In reaching these conclusions, the Board noted that this continuation reaffirmed the choice of each investor in each fund, who had decided to invest in a fund overseen by Diversified and managed by the applicable subadviser or subadvisers.

MONEY MARKET PORTFOLIO. For Money Market Portfolio (GE Asset Management, Incorporated as subadviser), it was noted that the Diversified Investors Money Market Fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and the Diversified Institutional Money Market Fund performance was above the 50th percentile for the 1, 3 and 5 year periods. The Trustees noted that the subadviser had outperformed the benchmark for the one-year period and since inception, gross of fees. The Trustees also noted that the Portfolio invests only in Tier One investments, unlike some funds in the Lipper peer groups. It was noted that contractual management fees were at or below the median for the peer group for both the Institutional and Investors funds. It also was noted that total expenses were above the median for the peer group in the case of the Investors fund, but at or below the median in the case of the Institutional fund.

BOND PORTFOLIOS. For High Quality Bond Portfolio (Merganser Capital Management as subadviser), it was noted that the Diversified Investors High Quality Bond Fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and the Diversified Institutional High Quality Bond Fund performance was above the 50th percentile for the 5 year period and slightly below for the 1 and 3 year periods. It also was noted that the performance of the Investors fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the subadviser had outperformed the benchmark for the one-year period and since inception, gross of fees. The Trustees also noted that the Investors fund was rated two stars overall, and the Institutional fund three stars overall, by Morningstar. It was noted that for this Portfolio, the Morningstar universe contains a variety of types of funds, and that this variety makes comparisons more difficult. The Trustees noted that contractual management fees were at or below the median for the peer group for the Institutional fund, but above median for the Investors fund. It was also noted that total expenses were above the median for the peer group in the case of the Investors fund, but below the median in the case of the Institutional fund.

For Intermediate Government Bond Portfolio (which became the Inflation-Protected Securities Portfolio effective May 1, 2007) (Allegiance Investment Management as subadviser), it was noted that the Diversified Investors Intermediate Government Bond Fund performance and Diversified Institutional Intermediate

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


Government Bond Fund performance were below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of both funds was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that one subadviser had been removed from the Portfolio in January, 2006 to address performance, and that a new subadviser and a new investment strategy would be implemented for the Portfolio commencing in May, 2007. The Trustees agreed that they would monitor the performance of the new subadviser and the new strategy especially closely. The Trustees noted that contractual management fees were at or below the median for the peer group for both funds, and that total expenses were above the median for the peer group in the case of the Investors fund, but below the median in the case of the Institutional fund.

For Core Bond Portfolio (BlackRock Financial Management, Inc. as subadviser), it was noted that the Diversified Investors Core Bond Fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and the Diversified Institutional Core Bond Fund performance was at or above the 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the Investors fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the subadviser had outperformed the benchmark for the 1, 3 and 5 year periods, gross of fees. It was also noted that contractual management fees were at or below the median for the peer group for the Institutional fund, but slightly above the median for the Investors fund. The Trustees also noted that total expenses were above the median for the peer group in the case of the Investors fund, but below the median in the case of the Institutional fund.

For Total Return Bond Portfolio (Western Asset Management Company and Western Asset Management Company Limited as subadvisers), it was noted that the Diversified Investors Total Return Bond Fund performance and the Diversified Institutional Total Return Bond Fund performance were above the Lipper universe 50th percentile for the 1-year period (and in the first quartile for the Institutional fund). The Trustees noted that the Portfolio had commenced operations in mid-2005 and was relatively small in size, and that the subadviser had outperformed the benchmark for the one-year period and since inception, gross of fees. It was also noted that contractual management fees were at or below the median for the peer group for the Institutional fund, but slightly above the median for the Investors fund. The Trustees also noted that total expenses were above the median for the peer group in the case of the Investors fund, but below the median in the case of the Institutional fund. The Trustees noted that the performance of the subadvisers continued to be good.

For High Yield Bond Portfolio (Eaton Vance Management as subadviser), it was noted that the Diversified Investors High Yield Bond Fund performance and Diversified Institutional High Yield Bond Fund performance were above the Lipper universe 50th percentile for the 1, 3 and 5 year periods (and in the first quartile for both funds for the 1 and 5 year periods). The Trustees noted that the subadviser had outperformed the benchmark for the 1, 3 and 5 year periods, gross of fees. The Trustees also noted that both funds were rated four stars overall by Morningstar. It was noted that both contractual management fees and total expenses were at or below the median for the peer group for the Institutional fund, but above the median for the Investors fund. The Trustees noted that the performance of the subadviser continued to be strong.

BALANCED PORTFOLIO. For Balanced Portfolio (Goldman Sachs Asset Management, Western Asset Management Company, and Western Asset Management Company Limited as subadvisers), it was noted that the Diversified Investors Balanced Fund performance was below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and the Diversified Institutional Balanced Fund performance was slightly below the 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of the Investors fund was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the subadvisers had been added in May, 2005 to address performance, and had outperformed their respective benchmarks for the one-year period and since inception, gross of fees. The Trustees determined it was

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


appropriate to continue to monitor the impact of the subadviser changes especially closely. The Trustees also noted that both funds were rated three stars overall by Morningstar. It was noted that both contractual management fees and total expenses were at or below the median for the peer group for both funds.

STOCK PORTFOLIOS. For Value & Income Portfolio (AllianceBernstein and TCW Investment Management Company as subadvisers), it was noted that the Diversified Investors Value & Income Fund performance and Diversified Institutional Value & Income Fund performance were above the Lipper universe 50th percentile for the 1, 3 and 5 year periods. The Trustees noted that the two subadvisers had underperformed their respective benchmarks for the one-year period, and that both funds had underperformed the benchmark for the 1 and 3 year periods. The Trustees also noted that both funds were rated three stars overall by Morningstar. The Trustees noted that TCW had been added as a subadviser in March, 2005 to address performance, and that they would continue to monitor closely the impact of the subadviser change. The Trustees also noted that both contractual management fees and total expenses were at or below the median for the peer group for both funds.

For Value Portfolio (Hotchkis and Wiley as subadviser), it was noted that the Diversified Investors Value Fund performance and Diversified Institutional Value Fund performance were below the Lipper universe 50th percentile for the 1 year period. It also was noted that the performance of both funds was below the 50th percentile for the 1 year period for the Morningstar universe. The Trustees noted that the Portfolio had commenced operations in mid-2005 and was relatively small in size. The Trustees also noted management's views that the subadviser's investment style could result in periods of underperformance. They noted, however, that the subadviser had underperformed the benchmark since inception, and was under increased scrutiny. The Trustees determined that they would continue to monitor the performance of the Portfolio especially closely. The Trustees also noted that both contractual management fees and total expenses were at or below the median for the peer group for both funds.

For Growth & Income Portfolio (Aronson+Johnson+Ortiz, Ark Asset Management and Goldman Sachs Asset Management as subadvisers), it was noted that the Diversified Investors Growth & Income Fund performance and Diversified Institutional Growth & Income Fund performance were below the Lipper universe 50th percentile for the 1 and 5 year periods, and slightly above the 50th percentile for the 3 year period. It also was noted that the performance of both funds was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the current subadvisers had come on board in May, 2004 to address performance; that overall performance had improved since the change; that all three subadvisers had underperformed their respective benchmarks for the one year period but that Goldman Sachs and AJO have outperformed their respective benchmarks since inception; that Ark would be replaced as a subadviser because of investment performance; and that the funds were rated two stars overall by Morningstar. It was agreed that the Trustees would continue to monitor especially closely the performance of the Portfolio. The Trustees noted that both contractual management fees and total expenses were at or below the median for the peer group for the Institutional fund, but above the median for the Investors fund. The Trustees also noted that AJO's profitability appeared higher than that of other subadvisers but was acceptable under the circumstances and in light of AJO's longer term performance.

For Equity Growth Portfolio (Ark Asset Management and Marsico Capital Management as subadvisers), it was noted that the Diversified Investors Equity Growth Fund performance and Diversified Institutional Equity Growth Fund performance were below the Lipper universe 50th percentile for the 1 and 3 year periods, and above the 50th percentile for the 5 year period. It also was noted that the performance of both funds was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that one subadviser
(Ark) had underperformed its benchmark for the one year period but had outperformed the benchmark (gross of fees) since inception, that Ark would be replaced as a subadviser because of investment performance, that the other subadviser (Marsico) had outperformed its benchmark for the one year period and since inception, gross of

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


fees, and that the funds were rated three stars overall by Morningstar. It was noted that a subadviser had been removed in September, 2004 to address performance. It was agreed that the Trustees would continue to monitor especially closely the performance of the Portfolio. The Trustees noted that both contractual management fees and total expenses were at or below the median for the peer group for the Institutional fund, but above median for the Investors fund. The Trustees noted that Marsico had provided profitability information on a firm-wide basis, but that the profitability had not been unreasonable under the circumstances.

For Aggressive Equity Portfolio (Turner Investment Partners as subadviser), it was noted that the Diversified Investors Aggressive Equity Fund performance and Diversified Institutional Aggressive Equity Fund performance were at the Lipper universe 50th percentile for the 1 year period, and above the 50th percentile for the 3 and 5 year periods (in the first quartile for the 3 and 5 year periods for the Institutional fund, and in the first quartile for the 3 year period for the Investors fund). The Trustees noted that the subadviser had underperformed its benchmark for the one year period but had outperformed the benchmark (gross of fees) since inception, that Turner runs a fairly concentrated portfolio and there can be swings in performance, and that the Investors fund was rated two stars overall, and the Institutional fund three stars overall, by Morningstar. The Trustees noted that contractual management fees were above the median for the peer group for both funds, and that total expenses were at or below the median for the peer group for the Institutional fund, but above the median for the Investors fund. They also noted that two years earlier, Diversified had reduced its management fee by 20 basis points.

For Mid-Cap Value Portfolio (Cramer, Rosenthal, McGlynn, LSV Asset Management and RiverSource Investments as subadvisers), it was noted that the Diversified Investors Mid-Cap Value Fund performance and Diversified Institutional Mid-Cap Value Fund performance were above the Lipper universe 50th percentile for the 1, 3 and 5 year periods (in the first quartile for the 1, 3 and 5 year periods for the Institutional fund, and in the first quartile for the 1 and 3 year periods for the Investors fund). The Trustees noted that Cramer Rosenthal had outperformed its benchmark for the one year period and since inception (gross of fees), that LSV had outperformed its benchmark for the one year period (gross of fees) but had underperformed its benchmark since inception, that RiverSource was added as a subadviser in October, 2006 for capacity and had underperformed in the brief period since inception, and that the Investors fund was rated four stars overall, and the Institutional fund five stars overall, by Morningstar. The Trustees noted that both contractual management fees and total expenses were at or below the median for the peer group for both funds. The Trustees noted that Cramer Rosenthal had provided profitability information on a firm-wide basis, but that the profitability had not been unreasonable under the circumstances. The Trustees noted that the Portfolio's performance continued to be good.

For Mid-Cap Growth Portfolio (Columbus Circle Investors as subadviser), it was noted that the Diversified Investors Mid-Cap Growth Fund performance and Diversified Institutional Mid-Cap Growth Fund performance were below the Lipper universe 50th percentile for the 1, 3 and 5 year periods. It also was noted that the performance of both funds was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe, and that both funds had underperformed the benchmark for the 1 and 3 year periods. The Trustees noted that the subadviser had underperformed its benchmark for the one year period and since inception, that Columbus Circle was under increased scrutiny because of investment performance, and that the funds were rated two stars overall by Morningstar. It was agreed that the Trustees would continue to monitor especially closely the performance of the Portfolio. The Trustees noted that both contractual management fees and total expenses were at or below the median for the peer group for the Institutional fund, but above the median for the Investors fund.

For Small-Cap Value Portfolio (EARNEST Partners and Mesirow Financial Investment Management as subadvisers), it was noted that the Diversified Investors Small-Cap Value Fund performance and Diversified Institutional Small-Cap Value Fund performance were below the Lipper universe 50th percentile for the 1 and 3 year periods (the funds commenced operations in 2003). It also was noted that the performance of both funds

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe, and that both funds had underperformed the benchmark for the 1 and 3 year periods. The Trustees noted that one subadviser (EARNEST Partners) had underperformed its benchmark for the one year period and since inception, that EARNEST would be replaced as subadviser because of investment performance, that a second subadviser (Mesirow) had been added in October, 2006 to attempt to reduce volatility, and that the Portfolio was under increased scrutiny. It was agreed that the Trustees would continue to monitor especially closely the performance of the Portfolio and the impact of the subadviser changes. The Trustees noted that contractual management fees were above the median for the peer group for the Investors fund, but at or below median for the Institutional fund, and that total expenses were below the median for the peer group for both funds.

For Special Equity Portfolio (Mazama Capital Management, RS Investment Management, EARNEST Partners, Wellington Management Company and INVESCO Institutional as subadvisers), it was noted that the Diversified Investors Special Equity Fund performance and Diversified Institutional Special Equity Fund performance were below the Lipper universe 50th percentile for the 1, 3 and 5 year periods, and that both funds had underperformed the benchmark for the 1 and 3 year periods. The Trustees noted that of the five subadvisers to the Portfolio, EARNEST would be replaced as subadviser because of investment performance, that the other subadvisers underperformed their respective benchmarks for the one year period but outperformed (gross of fees, with the exception of INVESCO as to the value mandate) since their respective inceptions, and that the funds were rated three stars overall by Morningstar. It was noted that Mazama had been brought on board in March, 2005 to address performance, and that INVESCO had taken on an additional style mandate in June, 2006. It was agreed that the Trustees would continue to monitor especially closely the performance of the Portfolio and the impact of the subadviser changes. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group for the Investors fund, but below the median for the Institutional fund. The Trustees also noted that INVESCO's profitability appeared higher than that of other subadvisers but was not unreasonable under the circumstances and given the longer term performance.

For Small-Cap Growth Portfolio (Perimeter Capital Partners as subadviser), it was noted that the Diversified Investors Small Cap Growth Fund performance and Diversified Institutional Small Cap Growth Fund performance were below the Lipper universe 50th percentile for the 1 and 3 year periods (the funds commenced operations in 2003), and that both funds had underperformed the benchmark for the 1 and 3 year periods. It also was noted that the performance of both funds was below the 50th percentile for the 1 and 3 year periods for the Morningstar universe. The Trustees noted that the prior subadviser had been brought on board in December, 2005 to address performance; that Perimeter had been hired in 2006 for continuity of portfolio management; that Perimeter's more recent performance was improved; and that the subadviser is under increased scrutiny because it is a start-up firm. The Trustees noted that both contractual management fees and total expenses were above the median for the peer group for the Investors fund, but at or below the median for the Institutional fund.

For International Equity Portfolio (LSV Asset Management and Wellington Management Company as subadvisers), it was noted that the Diversified Investors International Equity Fund performance and Diversified Institutional International Equity Fund performance were above the Lipper universe 50th percentile for the 1 year period and below the 50th percentile for the 3 and 5 year periods. The Trustees noted that Wellington's performance had improved over the past year, and that the Investors fund was rated four stars overall, and the Institutional fund three stars overall, by Morningstar. The Trustees noted that contractual management fees were at or below the median for the peer group for both funds, and that total expenses were above the median for the peer group in the case of the Investors fund, but below the median in the case of the Institutional fund.

It also was noted that these conclusions were based upon the Board's determination for each Portfolio that the Portfolio's performance compared sufficiently favorably with other funds in the peer group and/or benchmark over recent periods, with the exceptions discussed above; that management fees and total expenses after giving

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


effect to waivers and reimbursements compared sufficiently favorably to the peer group, with the exceptions discussed above; and that, in reviewing Diversified's profitability with respect to its services for the Funds, that profitability (together with additional benefits received by Diversified and DISC) was reasonable under the circumstances and in view of the nature and quality of the services provided by Diversified. The Board also considered that the fee waivers and reimbursements for certain Funds were contractually agreed and as a result could not be discontinued or modified without Board approval. In addition to the foregoing, the Trustees were satisfied with the overall quality of the services provided by Diversified, including selecting and monitoring subadvisers and providing compliance services to the Portfolios.

APPROVAL OF NEW SUBADVISORY AGREEMENTS

As noted above during the six-month period ended June 30, 2007, Diversified appointed new subadvisers, with the approval of the Board of Trustees, for the Inflation-Protected Securities Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Small-Cap Value Portfolio, and Special Equity Portfolio.

INFLATION-PROTECTED SECURITIES PORTFOLIO. At a meeting held on November 28, 2006, the Board of Trustees considered the termination of Allegiance Investment Management as subadviser to the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio) and the appointment of BlackRock Financial Management, Inc. ("BlackRock") as replacement subadviser to the Inflation-Protected Securities Portfolio. The Board of Trustees approved an Investment Subadvisory Agreement with BlackRock with respect to the Inflation-Protected Securities Portfolio (the "BlackRock Subadvisory Agreement") following presentations by Diversified and representatives of BlackRock. Discussed below are some of the material factors considered by the Board.

The Board considered information with respect to BlackRock and whether the BlackRock Subadvisory Agreement was in the best interests of the Portfolio and its investors. The Board paid particular attention to the need to select a subadviser with the capability to execute the new investment objective and strategies of the Portfolio. As part of their deliberations, the Board took into account the nature and quality of the services currently provided and to be provided by BlackRock. The Board noted that BlackRock has experience managing over $3.2 billion across a number of inflation linked bond accounts and mutual funds. The Board reviewed the performance of BlackRock Inflation Protected Bond Fund as compared to its benchmark, the U.S. Treasury Inflation Protected Securities (TIPS) Index. The Board considered BlackRock's investment philosophy, which emphasizes relative value and adding value primarily through active sector rotation and security selection. In evaluating BlackRock's ability to provide services to the Portfolio, the Trustees also considered information as to BlackRock's financial resources, portfolio holdings, investment advisory fees, personnel, compliance policies and procedures and other matters.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of BlackRock and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio. The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by BlackRock under the BlackRock Subadvisory Agreement. The Board reviewed and considered the subadvisory fee that would be payable by Diversified to BlackRock in light of the nature, extent and quality of the management services expected to be provided by BlackRock and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board noted that Diversified, and not the Portfolio, will pay the subadvisory fee to BlackRock. The Board recognized that BlackRock may realize economies of scale as the assets of the Portfolio grow.

Based upon its review and the representations made to it, the Board, including all of the independent Trustees, concluded that (a) the terms of the BlackRock Subadvisory Agreement are reasonable, fair and in the best interests of the Portfolio and its investors, and (b) the fee provided in the BlackRock Subadvisory Agreement is

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the independent Trustees, approved the BlackRock Subadvisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the BlackRock Subadvisory Agreement, and each Board member attributed different weight to the various factors. The independent Trustees discussed the proposed approval of the BlackRock Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of Diversified or BlackRock were present.

GROWTH & INCOME PORTFOLIO. At a meeting held on May 22, 2007, the Board of Trustees considered the termination of Ark Asset Management as subadviser to the Growth & Income Portfolio and the appointment of BlackRock Financial Management, Inc. ("BlackRock") as replacement subadviser to the Portfolio. The Board authorized Diversified to terminate the Investment Subadvisory Agreement with Ark Asset Management and approved the Investment Subadvisory Agreement with BlackRock with respect to the Growth & Income Portfolio (the "BlackRock Subadvisory Agreement") following presentations by Diversified and representatives of BlackRock. Discussed below are some of the material factors considered by the Board.

Diversified reviewed with the Board its search process and criteria for a replacement subadviser, including its desire to engage a subadviser that could provide a quantitative, risk-controlled approach, strong stand-alone characteristics, strong down-side protection and with a low correlation to current portfolio holdings. The Board considered information with respect to BlackRock and whether the BlackRock Subadvisory Agreement was in the best interests of the Portfolio and its investors. The Board noted that BlackRock-advised funds with similar mandates to those of the Portfolio out-performed the Russell 1000 Growth Index for the past three years and the S&P 500 Index for the past two years.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of BlackRock and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio. The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by BlackRock under the BlackRock Subadvisory Agreement. The Board reviewed and considered the subadvisory fee that would be payable by Diversified to BlackRock in light of the nature, extent and quality of the management services expected to be provided by BlackRock and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board considered that at current asset levels the subadvisory fees (including breakpoints) paid under the Investment Subadvisory Agreement with Ark Asset Management were higher than the subadvisory fee to be paid to BlackRock. The Board noted that Diversified, and not the Portfolio, will pay the subadvisory fee to BlackRock.

Based upon its review and the representations made to it, the Board, including all of the independent Trustees, concluded that (a) the terms of the BlackRock Subadvisory Agreement are reasonable, fair and in the best interests of the Portfolio and its investors, and (b) the fee provided in the BlackRock Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the independent Trustees, approved the BlackRock Subadvisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the BlackRock Subadvisory Agreement, and each Board member attributed different weight to the various factors. The independent Trustees discussed the proposed approval of the BlackRock Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of Diversified or BlackRock were present.

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

EQUITY GROWTH PORTFOLIO. At a meeting held on May 22, 2007, the Board of Trustees considered the termination of Ark Asset Management as subadviser to the Equity Growth Portfolio and the appointment of OFI Institutional Asset Management, Inc. ("OFII") and Wellington Management Company, LLP ("Wellington Management") as replacement subadvisers to the Equity Growth Portfolio. The Board authorized Diversified to terminate the Investment Subadvisory Agreement with Ark Asset Management and approved (i) the Investment Subadvisory Agreement with OFII with respect to the Equity Growth Portfolio (the "OFII Subadvisory Agreement"), and (ii) the Investment Subadvisory Agreement with Wellington Management with respect to the Equity Growth Portfolio (the "Wellington Management Subadvisory Agreement") following presentations by Diversified and representatives of OFII and Wellington Management. Discussed below are some of the material factors considered by the Board.

Diversified reviewed with the Board its search process and criteria for replacement subadvisers, including its desire to engage subadvisers who offer less concentrated portfolios, strong stand-alone characteristics, strong down-side protection and a low correlation to current portfolio holdings. The Board considered information with respect to OFII and Wellington Management and whether the OFII Subadvisory Agreement and the Wellington Management Subadvisory Agreement were in the best interests of the Portfolio and its holders of beneficial interests. The Board considered the fact that OFII's enhanced large cap growth composite performance outperformed the Russell 1000 Growth Index over 1-, 3-, and 5-year periods. The Board noted that Wellington Management's diversified growth portfolio composite outperformed the Russell 1000 Growth Index over 1-, 3-, 5-, 7- and 10-year periods.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of OFII and Wellington Management and the portfolio management teams that would be primarily responsible for the day-to-day management of OFII's and Wellington Management's allocated portions of the Portfolio. The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by OFII under the OFII Subadvisory Agreement and by Wellington Management under the Wellington Management Subadvisory Agreement. The Board reviewed and considered the subadvisory fee that would be payable by Diversified to OFII and Wellington Management in light of the management services expected to be provided by OFII and Wellington Management, and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board noted that Diversified, and not the Portfolio, will pay the subadvisory fee to OFII and Wellington Management.

Based upon its review and the representations made to it, the Board, including all of the independent Trustees, concluded that (a) the terms of the OFII Subadvisory Agreement and the Wellington Management Subadvisory Agreement are reasonable, fair and in the best interests of the Portfolio and its holders of beneficial interests, and (b) the fees provided in the OFII Subadvisory Agreement and the Wellington Management Subadvisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the independent Trustees, approved the OFII Subadvisory Agreement and the Wellington Management Subadvisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the OFII Subadvisory Agreement and Wellington Management Subadvisory Agreement, and each Board member attributed different weight to the various factors. The independent Trustees discussed the proposed approval of the new Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Diversified, OFII or Wellington Management were present.

SMALL-CAP VALUE PORTFOLIO. At a meeting held on May 22, 2007, the Board of Trustees considered the termination of EARNEST Partners LLC as subadviser to the Small-Cap Value Portfolio and the appointment of OFI Institutional Asset Management, Inc. ("OFII") as replacement subadviser to the Small-Cap Value

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


Portfolio. The Board authorized Diversified to terminate the Investment Subadvisory Agreement with EARNEST Partners and approved the Investment Subadvisory Agreement with OFII with respect to the Small-Cap Value Portfolio (the "OFII Subadvisory Agreement") following presentations by Diversified and representatives of OFII. Discussed below are some of the material factors considered by the Board.

Diversified reviewed with the Board its search process and criteria for a replacement subadviser, including its desire to engage a subadviser that could provide a quantitative approach to offset volatility, strong stand-alone characteristics, strong down-side protection, more relative value, and a low correlation to current portfolio holdings. The Board considered information with respect to OFII and whether the OFII Subadvisory Agreement was in the best interests of the Portfolio and its holders of beneficial interests. As part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by OFII and reviewed and discussed information regarding OFII's fees. The Board compared OFII's small cap value composite performance to that of the Russell 2000 Value Index and the Portfolio. The Board noted that OFII's composite performance exceeded the Russell 2000 Value Index over 3-, 5- and 7-year periods.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of OFII and the portfolio management team that would be primarily responsible for the day-to-day management of OFII's allocated portion of the Portfolio. The Board reviewed and considered the subadvisory fee that would be payable by Diversified to OFII in light of the nature, extent and quality of the management services expected to be provided by OFII and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board noted that Diversified, and not the Portfolio, will pay the subadvisory fee to OFII. The Board recognized that OFII may realize economies of scale as the assets of the Portfolio and the portion of the Portfolio allocated to OFII by Diversified grows, and that the OFII subadvisory fee would decrease as the assets allocated to OFII exceed a breakpoint of $50 million.

Based upon its review and the representations made to it, the Board, including all of the independent Trustees, concluded that (a) the terms of the OFII Subadvisory Agreement are reasonable, fair and in the best interests of the Portfolio and its holders of beneficial interests, and (b) the fee provided in the OFII Subadvisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the independent Trustees, approved the OFII Subadvisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the OFII Subadvisory Agreement, and each Board member attributed different weight to the various factors. The independent Trustees discussed the proposed approval of the OFII Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of Diversified or OFII were present.

SPECIAL EQUITY PORTFOLIO. At a meeting held on March 2, 2007, the Board of Trustees considered an amendment to the Investment Subadvisory Agreement between Diversified and Wellington Management Company LLP ("Wellington Management") with respect to the Special Equity Portfolio (the "Wellington Management Amendment"). The Board of Trustees approved the Wellington Management Amendment following presentations by Diversified. Discussed below are some of the material factors considered by the Board.

The Board reviewed and considered the subadvisory fee that would be payable by Diversified to Wellington Management in light of the nature, extent and quality of the management services expected to be provided by Wellington Management and the subadvisory fee paid to subadvisers of funds with similar mandates. The Board considered the strong performance of the portion of the Portfolio overseen by Wellington Management compared to that of the Portfolio's benchmark, the Russell 2000 Value Index, over a period of several years. The Board compared the subadvisory fee paid to Wellington Management to the subadvisory fees paid by a number of funds of similar size to the Portfolio with similar mandates, noting that the average fee paid by the

                        DIVERSIFIED INVESTORS PORTFOLIOS
              APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)


comparable funds was higher than that paid to Wellington Management. The Board noted that Diversified, and not the Portfolio, will pay the subadvisory fee to Wellington Management.

Based upon its review and the representations made to it, the Board, including all of the independent Trustees, concluded that (a) the terms of the Wellington Management Amendment are reasonable, fair and in the best interests of the Portfolio and its investors, and (b) the fee provided in the Wellington Management Amendment is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the independent Trustees, approved the Wellington Management Amendment.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Wellington Management Amendment, and each Board member attributed different weight to the various factors. The members of the Board who are not "interested persons" of the Portfolio or Diversified discussed the proposed approval of the Wellington Management Amendment in private sessions with their independent legal counsel at which no representatives of Diversified or Wellington Management were present.

                         S&P 500 INDEX MASTER PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2007
                                   (UNAUDITED)




ASSETS:
Investments in securities, at value (including securities on loan
  (a))(Note 1):
  Unaffiliated issuers (Cost: $2,235,590,451).....................  $2,763,688,322
  Affiliated issuers (Cost: $321,011,539) (Note 2)................     321,011,539
                                                                    --------------
Total value of investments (Total cost: $2,556,601,990)...........   3,084,699,861
Receivables:
  Investment securities sold......................................       1,708,139
  Dividends and interest..........................................       3,282,404
                                                                    --------------
Total assets......................................................   3,089,690,404
                                                                    --------------
LIABILITIES:
Payables:
  Investment securities purchased.................................       4,205,429
  Due to broker -- variation margin...............................          82,191
  Collateral for securities on loan (Note 4)......................     251,446,245
  Investment advisory fees (Note 2)...............................         111,922
Accrued expenses (Note 2).........................................          29,986
                                                                    --------------
Total liabilities.................................................     255,875,773
                                                                    --------------
NET ASSETS........................................................  $2,833,814,631
                                                                    ==============




--------

(a) Securities on loan with market value of $245,589,378. See Note 4.


   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                             STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
                                   (UNAUDITED)




NET INVESTMENT INCOME:
  Dividends from unaffiliated issuers..............................  $ 26,224,105
  Interest from unaffiliated issuers...............................        56,079
  Interest from affiliated issuers (Note 2)........................     1,149,015
  Securities lending income from unaffiliated issuers..............        97,865
  Securities lending income from affiliated issuers (Note 2).......        45,283
                                                                     ------------
Total investment income............................................    27,572,347
                                                                     ------------
EXPENSES (NOTE 2):
  Investment advisory fees.........................................       699,964
  Professional fees................................................        21,785
  Independent trustees' fees.......................................         7,374
                                                                     ------------
Total expenses.....................................................       729,123
  Less expense reductions (Note 2).................................       (29,159)
                                                                     ------------
Net expenses.......................................................       699,964
                                                                     ------------
Net investment income..............................................    26,872,383
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss from sale of investments in unaffiliated
     issuers.......................................................    (1,386,808)
  Net realized gain from in-kind redemptions.......................    53,910,341
  Net realized gain on futures contracts...........................     2,558,725
  Net change in unrealized appreciation (depreciation) of
     investments...................................................   111,661,626
  Net change in unrealized appreciation (depreciation) of futures
     contracts.....................................................    (1,560,695)
                                                                     ------------
Net realized and unrealized gain...................................   165,183,189
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $192,055,572
                                                                     ============





   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                              FOR THE
                                                         SIX MONTHS ENDED       FOR THE
                                                             JUNE 30,         YEAR ENDED
                                                               2007          DECEMBER 31,
                                                            (UNAUDITED)          2006
                                                         ----------------   --------------


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income................................   $   26,872,383    $   48,133,776
  Net realized gain (loss).............................       55,082,258       (46,155,589)
  Net change in unrealized appreciation
     (depreciation)....................................      110,100,931       364,703,698
                                                          --------------    --------------
Net increase in net assets resulting from operations...      192,055,572       366,681,885
                                                          --------------    --------------
INTERESTHOLDER TRANSACTIONS:
  Contributions........................................      405,486,231       725,880,991
  Withdrawals..........................................     (491,176,502)     (773,639,196)
                                                          --------------    --------------
Net decrease in net assets resulting from
  interestholder transactions..........................      (85,690,271)      (47,758,205)
                                                          --------------    --------------
Increase in net assets.................................      106,365,301       318,923,680
NET ASSETS:
Beginning of period....................................    2,727,449,330     2,408,525,650
                                                          --------------    --------------
End of period..........................................   $2,833,814,631    $2,727,449,330
                                                          ==============    ==============





   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 2007
                                   (UNAUDITED)




   SHARES      SECURITY                         VALUE
   ------      --------                    --------------



               COMMON STOCKS -- 97.41%
               ADVERTISING -- 0.17%
      92,872   Interpublic Group of        $   $1,058,741
                 Companies Inc.
                 (The)(a)(b)...........
      69,842   Omnicom Group Inc. ......        3,696,039
                                           --------------
                                                4,754,780
                                           --------------

               AEROSPACE & DEFENSE -- 2.13%
     162,180   Boeing Co. (The).........       15,595,229
      83,051   General Dynamics Corp. ..        6,496,249
      25,555   Goodrich Corp.(b)........        1,522,056
      25,514   L-3 Communications               2,484,808
                 Holdings Inc.(b)......
      72,809   Lockheed Martin Corp. ...        6,853,511
      70,607   Northrop Grumman Corp. ..        5,498,167
      90,883   Raytheon Co. ............        4,897,685
      34,478   Rockwell Collins                 2,435,526
                 Inc.(b)...............
     205,299   United Technologies             14,561,858
                 Corp. ................
                                           --------------
                                               60,345,089
                                           --------------

               AGRICULTURE -- 1.64%
     433,790   Altria Group Inc. .......       30,426,031
     134,340   Archer-Daniels-Midland           4,445,311
                 Co. ..................
     111,532   Monsanto Co.(b)..........        7,532,871
      35,001   Reynolds American Inc. ..        2,282,065
      32,833   UST Inc.(b)..............        1,763,460
                                           --------------
                                               46,449,738
                                           --------------

               AIRLINES -- 0.08%
     161,682   Southwest Airlines               2,410,679
                 Co.(b)................
                                           --------------

               APPAREL -- 0.44%
      75,727   Coach Inc.(a)............        3,588,703
      22,672   Jones Apparel Group                640,484
                 Inc. .................
      20,949   Liz Claiborne Inc.(b)....          781,398
      77,555   Nike Inc. Class B........        4,520,681
      12,453   Polo Ralph Lauren                1,221,764
                 Corp.(b)..............
      18,226   VF Corp.(b)..............        1,669,137
                                           --------------
                                               12,422,167
                                           --------------

               AUTO MANUFACTURERS -- 0.44%
     385,873   Ford Motor Co.(b)........        3,634,924
     115,579   General Motors Corp.(b)..        4,368,886
      50,734   PACCAR Inc. .............        4,415,887
                                           --------------
                                               12,419,697
                                           --------------


  Auto Parts
           &
      Equip-
        men-
  t -- 0.22%
      41,316   Goodyear Tire & Rubber           1,436,144
                 Co. (The)(a)..........
      40,343   Johnson Controls Inc. ...        4,670,509
                                           --------------
                                                6,106,653
                                           --------------

               BANKS -- 5.91%
     918,829   Bank of America Corp. ...       44,921,550
     156,244   Bank of New York Co. Inc.        6,474,751
                 (The)(b)..............
     111,163   BB&T Corp. ..............        4,522,111
      32,626   Comerica Inc. ...........        1,940,268
      38,344   Commerce Bancorp Inc. ...        1,418,345
      26,479   Compass Bancshares               1,826,521
                 Inc. .................
     114,063   Fifth Third Bancorp(b)...        4,536,285
      25,534   First Horizon National             995,826
                 Corp.(b)..............
      75,447   Huntington Bancshares            1,715,665
                 Inc. .................
      82,035   KeyCorp..................        2,816,262
      15,826   M&T Bank Corp. ..........        1,691,799
      52,668   Marshall & Ilsley                2,508,577
                 Corp.(b)..............
      84,830   Mellon Financial                 3,732,520
                 Corp.(b)..............
     121,089   National City Corp. .....        4,034,685
      38,275   Northern Trust Corp.(b)..        2,458,786
      70,844   PNC Financial Services           5,071,014
                 Group Inc. (The)......
     149,042   Regions Financial                4,933,290
                 Corp. ................
      82,001   State Street Corp.(b)....        5,608,868
      73,126   SunTrust Banks Inc.(b)...        6,269,823
      66,690   Synovus Financial                2,047,383
                 Corp. ................
     362,329   U.S. Bancorp(b)..........       11,938,741
     394,365   Wachovia Corp. ..........       20,211,206
     685,978   Wells Fargo & Co. .......       24,125,846
      22,159   Zions Bancorporation.....        1,704,249
                                           --------------
                                              167,504,371
                                           --------------

               BEVERAGES -- 2.02%
     157,219   Anheuser-Busch Companies         8,200,543
                 Inc. .................
      16,146   Brown-Forman Corp. Class         1,179,950
                 B(b)..................
     417,150   Coca-Cola Co. (The)......       21,821,116
      56,780   Coca-Cola Enterprises            1,362,720
                 Inc. .................
      42,569   Constellation Brands Inc.        1,033,575
                 Class A(a)(b).........
       9,317   Molson Coors Brewing Co.           861,450
                 Class B...............
      27,577   Pepsi Bottling Group               928,793
                 Inc. .................

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               BEVERAGES (CONTINUED)

     335,937   PepsiCo Inc. ............   $   21,785,514
                                           --------------
                                               57,173,661
                                           --------------

               BIOTECHNOLOGY -- 0.89%
     238,628   Amgen Inc.(a)............       13,193,742
      59,034   Biogen Idec Inc.(a)......        3,158,319
      77,697   Celgene Corp.(a)(b)......        4,454,369
      53,706   Genzyme Corp.(a).........        3,458,666
      11,260   Millipore Corp.(a).......          845,513
                                           --------------
                                               25,110,609
                                           --------------

               BUILDING MATERIALS -- 0.16%
      35,538   American Standard                2,096,031
                 Companies Inc. .......
      80,794   Masco Corp.(b)...........        2,300,205
                                           --------------
                                                4,396,236
                                           --------------

               CHEMICALS -- 1.35%
      45,016   Air Products and                 3,617,936
                 Chemicals Inc. .......
      12,844   Ashland Inc. ............          821,374
     195,888   Dow Chemical Co.                 8,662,167
                 (The)(b)..............
     189,895   Du Pont (E.I.) de Nemours        9,654,262
                 and Co.(b)............
      16,934   Eastman Chemical Co. ....        1,089,364
      36,468   Ecolab Inc.(b)...........        1,557,184
      22,474   Hercules Inc.(a).........          441,614
      15,978   International Flavors &            833,093
                 Fragrances Inc.(b)....
      33,738   PPG Industries Inc. .....        2,567,799
      65,990   Praxair Inc. ............        4,750,620
      28,866   Rohm & Haas Co.(b).......        1,578,393
      22,658   Sherwin-Williams Co.             1,506,077
                 (The)(b)..............
      26,829   Sigma-Aldrich Corp. .....        1,144,793
                                           --------------
                                               38,224,676
                                           --------------

               COAL -- 0.15%
      37,143   CONSOL Energy Inc.(b)....        1,712,664
      53,854   Peabody Energy Corp.(b)..        2,605,457
                                           --------------
                                                4,318,121
                                           --------------

               COMMERCIAL SERVICES -- 0.68%
      28,383   Apollo Group Inc. Class          1,658,419
                 A(a)..................
      65,736   Block (H & R) Inc. ......        1,536,250
      28,199   Convergys Corp.(a).......          683,544
      44,218   Donnelley (R.R.) & Sons          1,923,925
                 Co. ..................
      29,014   Equifax Inc. ............        1,288,802
      60,651   McKesson Corp. ..........        3,617,226
      26,164   Monster Worldwide                1,075,340
                 Inc.(a)...............
      48,021   Moody's Corp. ...........        2,986,906
      34,709   Robert Half International        1,266,878
                 Inc. .................
     157,703   Western Union Co. .......        3,284,953
                                           --------------
                                               19,322,243
                                           --------------

               COMPUTERS -- 4.14%
      22,827   Affiliated Computer              1,294,747
                 Services Inc. Class
                 A(a)..................
     178,273   Apple Inc.(a)............       21,756,437
      28,952   Cognizant Technology             2,174,006
                 Solutions Corp.(a)....
      35,038   Computer Sciences                2,072,498
                 Corp.(a)..............
     467,542   Dell Inc.(a).............       13,348,324
     105,920   Electronic Data Systems          2,937,162
                 Corp. ................
     441,829   EMC Corp.(a).............        7,997,105
     544,003   Hewlett-Packard Co. .....       24,273,414
     281,719   International Business          29,650,925
                 Machines Corp. .......
      20,167   Lexmark International              994,435
                 Inc. Class A(a).......
      36,237   NCR Corp.(a).............        1,903,892
      76,355   Network Appliance                2,229,566
                 Inc.(a)(b)............
      46,504   SanDisk Corp.(a)(b)......        2,275,906
     736,902   Sun Microsystems                 3,876,105
                 Inc.(a)...............
      68,634   Unisys Corp.(a)(b).......          627,315
                                           --------------
                                              117,411,837
                                           --------------

               COSMETICS & PERSONAL CARE -- 1.80%
      90,814   Avon Products Inc.(b)....        3,337,414
     105,166   Colgate-Palmolive Co. ...        6,820,015
      26,094   Estee Lauder Companies           1,187,538
                 Inc. (The) Class A....
     649,699   Procter & Gamble Co. ....       39,755,082
                                           --------------
                                               51,100,049
                                           --------------
               DISTRIBUTION & WHOLESALE--0.11%
      34,947   Genuine Parts Co.(b).....        1,733,371
      15,209   Grainger (W.W.) Inc. ....        1,415,197
                                           --------------
                                                3,148,568
                                           --------------

               DIVERSIFIED FINANCIAL SERVICES -- 8.11%
     246,440   American Express Co. ....       15,077,199
      49,445   Ameriprise Financial             3,143,219
                 Inc. .................
      24,223   Bear Stearns Companies           3,391,220
                 Inc. (The)(b).........
      84,790   Capital One Financial            6,650,928
                 Corp. ................

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES (CONTINUED)

       7,252   Chicago Mercantile          $    3,875,179
                 Exchange Holdings
                 Inc. .................
      40,489   CIT Group Inc. ..........        2,220,012
   1,020,869   Citigroup Inc. ..........       52,360,371
     121,365   Countrywide Financial            4,411,618
                 Corp. ................
      87,145   E*TRADE Financial                1,925,033
                 Corp.(a)(b)...........
     138,740   Federal Home Loan                8,421,518
                 Mortgage Corp. .......
     200,327   Federal National Mortgage       13,087,363
                 Association...........
      18,457   Federated Investors Inc.           707,457
                 Class B...............
      34,068   Franklin Resources               4,512,988
                 Inc. .................
      84,967   Goldman Sachs Group Inc.        18,416,597
                 (The).................
      42,026   Janus Capital Group              1,170,004
                 Inc. .................
     708,384   JPMorgan Chase & Co. ....       34,321,205
      26,859   Legg Mason Inc.(b).......        2,642,388
     109,430   Lehman Brothers Holdings         8,154,724
                 Inc. .................
     180,831   Merrill Lynch & Co.             15,113,855
                 Inc. .................
     217,185   Morgan Stanley...........       18,217,478
      54,352   Rowe (T.) Price Group            2,820,325
                 Inc.(b)...............
     210,858   Schwab (Charles) Corp.           4,326,806
                 (The)(b)..............
      84,111   SLM Corp. ...............        4,843,111
                                           --------------
                                              229,810,598
                                           --------------

               ELECTRIC -- 3.11%
     135,652   AES Corp. (The)(a).......        2,968,066
      33,702   Allegheny Energy                 1,743,741
                 Inc.(a)...............
      42,301   Ameren Corp.(b)..........        2,073,172
      81,375   American Electric Power          3,665,130
                 Co. Inc. .............
      64,098   CenterPoint Energy               1,115,305
                 Inc. .................
      44,548   CMS Energy Corp.(b)......          766,226
      54,907   Consolidated Edison              2,477,404
                 Inc.(b)...............
      37,104   Constellation Energy             3,234,356
                 Group Inc. ...........
      72,318   Dominion Resources               6,241,767
                 Inc. .................
      36,302   DTE Energy Co. ..........        1,750,482
     258,027   Duke Energy Corp. .......        4,721,894
      79,340   Dynegy Inc. Class A(a)...          748,970
      66,605   Edison International.....        3,737,873
      42,013   Entergy Corp.(b).........        4,510,096
     138,307   Exelon Corp. ............       10,041,088
      65,105   FirstEnergy Corp. .......        4,214,247
      83,191   FPL Group Inc. ..........        4,720,257
      15,344   Integrys Energy Group              778,401
                 Inc. .................
      71,785   PG&E Corp. ..............        3,251,860
      20,488   Pinnacle West Capital              816,447
                 Corp.(b)..............
      78,608   PPL Corp. ...............        3,678,068
      52,436   Progress Energy Inc.(b)..        2,390,557
      51,839   Public Service Enterprise        4,550,427
                 Group Inc. ...........
     153,983   Southern Co. (The)(b)....        5,280,077
      42,072   TECO Energy Inc.(b)......          722,797
      94,417   TXU Corp. ...............        6,354,264
      83,030   Xcel Energy Inc.(b)......        1,699,624
                                           --------------
                                               88,252,596
                                           --------------

               ELECTRICAL COMPONENTS & EQUIPMENT -- 0.30%
     164,103   Emerson Electric Co. ....        7,680,020
      28,459   Molex Inc.(b)............          854,055
                                           --------------
                                                8,534,075
                                           --------------

               ELECTRONICS -- 0.45%
      83,656   Agilent Technologies             3,215,737
                 Inc.(a)(b)............
      37,353   Applera Corp. -- Applied         1,140,761
                 Biosystems Group......
      37,292   Jabil Circuit Inc. ......          823,034
      25,261   PerkinElmer Inc. ........          658,302
     183,556   Solectron Corp.(a).......          675,486
      16,709   Tektronix Inc. ..........          563,762
      86,293   Thermo Fisher Scientific         4,463,074
                 Inc.(a)...............
      20,728   Waters Corp.(a)..........        1,230,414
                                           --------------
                                               12,770,570
                                           --------------

               ENGINEERING & CONSTRUCTION -- 0.07%
      17,971   Fluor Corp.(b)...........        2,001,430
                                           --------------

               ENTERTAINMENT -- 0.10%
      69,343   International Game               2,752,917
                 Technology Inc.(b)....
                                           --------------

               ENVIRONMENTAL CONTROL -- 0.17%
      50,926   Allied Waste Industries            685,464
                 Inc.(a)...............
     109,393   Waste Management Inc. ...        4,271,797
                                           --------------
                                                4,957,261
                                           --------------


   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               FOOD -- 1.79%
      46,437   Campbell Soup Co. .......   $    1,802,220
     104,058   ConAgra Foods Inc. ......        2,794,998
      27,471   Dean Foods Co. ..........          875,501
      70,993   General Mills Inc. ......        4,147,411
      67,308   Heinz (H.J.) Co. ........        3,195,111
      35,322   Hershey Co. (The)(b).....        1,788,000
      51,243   Kellogg Co. .............        2,653,875
     335,283   Kraft Foods Inc. ........       11,818,726
     146,597   Kroger Co. ..............        4,123,774
      26,498   McCormick & Co. Inc.             1,011,694
                 NVS...................
      90,564   Safeway Inc.(b)..........        3,081,893
     152,918   Sara Lee Corp. ..........        2,660,773
      42,632   SUPERVALU Inc. ..........        1,974,714
     126,333   Sysco Corp. .............        4,167,726
      50,984   Tyson Foods Inc. Class           1,174,671
                 A.....................
      28,912   Whole Foods Market               1,107,330
                 Inc.(b)...............
      45,021   Wrigley (William Jr.)            2,490,112
                 Co.(b)................
                                           --------------
                                               50,868,529
                                           --------------

               FOREST PRODUCTS & PAPER -- 0.40%
      92,943   International Paper              3,629,424
                 Co.(b)................
      37,213   MeadWestvaco Corp. ......        1,314,363
      36,682   Plum Creek Timber Co.            1,528,172
                 Inc.(b)...............
      22,099   Temple-Inland Inc. ......        1,359,751
      42,903   Weyerhaeuser Co. ........        3,386,334
                                           --------------
                                               11,218,044
                                           --------------

               GAS -- 0.22%
      35,776   KeySpan Corp. ...........        1,501,876
       8,873   Nicor Inc. ..............          380,829
      55,293   NiSource Inc.(b).........        1,145,118
      53,555   Sempra Energy............        3,172,063
                                           --------------
                                                6,199,886
                                           --------------

               HAND & MACHINE TOOLS -- 0.10%
      14,618   Black & Decker Corp. ....        1,290,916
      11,671   Snap-On Inc. ............          589,502
      16,393   Stanley Works (The)......          995,055
                                           --------------
                                                2,875,473
                                           --------------

               HEALTH CARE -- PRODUCTS -- 2.90%
      21,110   Bard (C.R.) Inc.(b)......        1,744,319
      10,948   Bausch & Lomb Inc. ......          760,229
     133,815   Baxter International             7,539,137
                 Inc. .................
      50,400   Becton, Dickinson and            3,754,800
                 Co. ..................
      49,991   Biomet Inc. .............        2,285,589
     242,549   Boston Scientific                3,720,702
                 Corp.(a)(b)...........
     597,569   Johnson & Johnson........       36,822,202
     236,984   Medtronic Inc.(b)........       12,289,990
      28,028   Patterson Companies              1,044,604
                 Inc.(a)(b)............
      72,203   St. Jude Medical                 2,995,702
                 Inc.(a)(b)............
      61,123   Stryker Corp.(b).........        3,856,250
      26,441   Varian Medical Systems           1,124,007
                 Inc.(a)...............
      48,843   Zimmer Holdings                  4,146,282
                 Inc.(a)(b)............
                                           --------------
                                               82,083,813
                                           --------------

               HEALTH CARE -- SERVICES -- 1.37%
     108,547   Aetna Inc. ..............        5,362,222
      32,504   Coventry Health Care             1,873,856
                 Inc.(a)(b)............
      34,051   Humana Inc.(a)...........        2,074,046
      25,588   Laboratory Corp. of              2,002,517
                 America
                 Holdings(a)(b)........
      15,138   Manor Care Inc. .........          988,360
      32,510   Quest Diagnostics                1,679,141
                 Inc.(b)...............
      95,718   Tenet Healthcare                   623,124
                 Corp.(a)(b)...........
     276,005   UnitedHealth Group              14,114,896
                 Inc. .................
     126,807   WellPoint Inc.(a)........       10,123,003
                                           --------------
                                               38,841,165
                                           --------------

               HOME BUILDERS -- 0.17%
      24,290   Centex Corp.(b)..........          974,029
      56,495   Horton (D.R.) Inc.(b)....        1,125,945
      15,855   KB Home..................          624,211
      28,266   Lennar Corp. Class A(b)..        1,033,405
      43,268   Pulte Homes Inc.(b)......          971,367
                                           --------------
                                                4,728,957
                                           --------------

               HOME FURNISHINGS -- 0.12%
      13,353   Harman International             1,559,630
                 Industries Inc. ......
      15,988   Whirlpool Corp. .........        1,777,866
                                           --------------
                                                3,337,496
                                           --------------

               HOUSEHOLD PRODUCTS & WARES -- 0.42%
      19,357   Avery Dennison Corp.(b)..        1,286,853
      31,134   Clorox Co. (The)(b)......        1,933,421
      30,914   Fortune Brands Inc.(b)...        2,546,386
      93,706   Kimberly-Clark Corp. ....        6,267,994
                                           --------------
                                               12,034,654
                                           --------------



   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               HOUSEWARES -- 0.06%
      56,544   Newell Rubbermaid           $    1,664,090
                 Inc.(b)...............
                                           --------------


               INSURANCE -- 4.78%
      66,526   ACE Ltd. ................        4,159,206
     101,080   AFLAC Inc.(b)............        5,195,510
     123,203   Allstate Corp. (The).....        7,578,217
      21,649   Ambac Financial Group            1,887,576
                 Inc.(b)...............
     535,227   American International          37,481,947
                 Group Inc. ...........
      63,258   Aon Corp. ...............        2,695,423
      20,609   Assurant Inc. ...........        1,214,282
      84,132   Chubb Corp. .............        4,554,906
      62,028   CIGNA Corp. .............        3,239,102
      35,503   Cincinnati Financial             1,540,830
                 Corp.(b)..............
      90,296   Genworth Financial Inc.          3,106,182
                 Class A(b)............
      65,048   Hartford Financial               6,407,878
                 Services Group Inc.
                 (The).................
      57,856   Lincoln National Corp. ..        4,104,883
      93,383   Loews Corp. .............        4,760,665
     113,405   Marsh & McLennan                 3,501,946
                 Companies Inc.(b).....
      27,513   MBIA Inc.(b).............        1,711,859
     151,073   MetLife Inc. ............        9,741,187
      17,102   MGIC Investment Corp. ...          972,420
      55,116   Principal Financial Group        3,212,712
                 Inc. .................
     155,380   Progressive Corp. (The)..        3,718,243
      97,612   Prudential Financial             9,490,815
                 Inc. .................
      22,968   SAFECO Corp. ............        1,429,988
      19,892   Torchmark Corp.(b).......        1,332,764
     139,701   Travelers Companies Inc.         7,474,003
                 (The).................
      69,954   Unum Group...............        1,826,499
      37,854   XL Capital Ltd. Class            3,190,714
                 A(b)..................
                                           --------------
                                              135,529,757
                                           --------------

               INTERNET -- 1.74%
      63,598   Amazon.com Inc.(a).......        4,350,739
     236,434   eBay Inc.(a).............        7,608,446
      44,957   Google Inc. Class A(a)...       23,529,595
      45,533   IAC/InterActiveCor-              1,575,897
                 p(a)(b)...............
     193,059   Symantec Corp.(a)........        3,899,792
      50,202   VeriSign Inc.(a).........        1,592,909
     250,169   Yahoo! Inc.(a)...........        6,787,085
                                           --------------
                                               49,344,463
                                           --------------


      Iron &
       Stee-
  l -- 0.30%
      20,796   Allegheny Technologies           2,181,084
                 Inc.(b)...............
      62,038   Nucor Corp. .............        3,638,529
      24,753   United States Steel              2,691,889
                 Corp. ................
                                           --------------
                                                8,511,502
                                           --------------

               LEISURE TIME -- 0.29%
      18,920   Brunswick Corp.(b).......          617,360
      90,954   Carnival Corp.(b)........        4,435,827
      53,112   Harley-Davidson Inc. ....        3,166,006
                                           --------------
                                                8,219,193
                                           --------------

               LODGING -- 0.47%
      38,002   Harrah's Entertainment           3,240,051
                 Inc. .................
      78,966   Hilton Hotels Corp. .....        2,642,992
      69,132   Marriott International           2,989,268
                 Inc. Class A..........
      43,821   Starwood Hotels & Resorts        2,939,074
                 Worldwide Inc. .......
      40,648   Wyndham Worldwide                1,473,896
                 Corp.(a)..............
                                           --------------
                                               13,285,281
                                           --------------

               MACHINERY -- 0.79%
     133,036   Caterpillar Inc. ........       10,416,719
      21,392   Cummins Inc. ............        2,165,084
      47,258   Deere & Co. .............        5,705,931
      34,629   Rockwell Automation              2,404,638
                 Inc. .................
      20,858   Terex Corp.(a)...........        1,695,755
                                           --------------
                                               22,388,127
                                           --------------

               MANUFACTURING -- 5.20%
      37,334   Cooper Industries Ltd. ..        2,131,398
      48,426   Danaher Corp. ...........        3,656,163
      41,899   Dover Corp. .............        2,143,134
      58,666   Eastman Kodak Co.(b).....        1,632,675
      30,481   Eaton Corp. .............        2,834,733
   2,123,872   General Electric Co. ....       81,301,820
     163,471   Honeywell International          9,200,148
                 Inc. .................
      85,736   Illinois Tool Works              4,646,034
                 Inc. .................
      64,725   Ingersoll-Rand Co. Class         3,548,224
                 A.....................
      37,706   ITT Industries Inc. .....        2,574,566
      36,156   Leggett & Platt Inc. ....          797,240
      25,222   Pall Corp. ..............        1,159,960
      24,181   Parker Hannifin Corp. ...        2,367,562
      25,654   Textron Inc. ............        2,824,762
     147,169   3M Co. ..................       12,772,797

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)

     408,157   Tyco International          $   13,791,625
                 Ltd. .................
                                           --------------
                                              147,382,841
                                           --------------

               MEDIA -- 3.12%
     155,508   CBS Corp. Class B........        5,181,527
     101,547   Clear Channel                    3,840,508
                 Communications Inc. ..
     641,114   Comcast Corp. Class             18,028,126
                 A(a)..................
     157,516   DIRECTV Group Inc.               3,640,195
                 (The)(a)..............
      13,256   Dow Jones & Co. Inc.(b)..          761,557
      47,969   Gannett Co. Inc. ........        2,635,897
      72,401   McGraw-Hill Companies            4,929,060
                 Inc. (The)............
       7,699   Meredith Corp. ..........          474,258
      29,444   New York Times Co. Class           747,878
                 A(b)..................
     478,746   News Corp. Class A.......       10,154,203
      16,842   Scripps (E.W.) Co. Class           769,511
                 A.....................
     788,645   Time Warner Inc. ........       16,593,091
      17,371   Tribune Co. .............          510,707
     142,773   Viacom Inc. Class B(a)...        5,943,640
     413,480   Walt Disney Co.                 14,116,207
                 (The)(b)..............
                                           --------------
                                               88,326,365
                                           --------------

               METAL FABRICATE & HARDWARE -- 0.12%
      28,147   Precision Castparts              3,415,920
                 Corp. ................
                                           --------------

               MINING -- 0.69%
     178,478   Alcoa Inc. ..............        7,233,713
      77,012   Freeport-McMoRan Copper &        6,378,134
                 Gold Inc. ............
      92,010   Newmont Mining Corp. ....        3,593,911
      19,406   Vulcan Materials Co.(b)..        2,222,763
                                           --------------
                                               19,428,521
                                           --------------

               OFFICE & BUSINESS EQUIPMENT -- 0.20%
      45,076   Pitney Bowes Inc.(b).....        2,110,458
     196,818   Xerox Corp.(a)...........        3,637,197
                                           --------------
                                                5,747,655
                                           --------------

               OIL & GAS -- 8.43%
      94,940   Anadarko Petroleum               4,935,931
                 Corp. ................
      67,859   Apache Corp. ............        5,536,616
      84,925   Chesapeake Energy                2,938,405
                 Corp.(b)..............
     445,651   Chevron Corp. ...........       37,541,640
     337,016   ConocoPhillips...........       26,455,756
      91,304   Devon Energy Corp.(b)....        7,148,190
      31,162   ENSCO International              1,901,194
                 Inc. .................
      50,067   EOG Resources Inc.(b)....        3,657,895
   1,165,255   Exxon Mobil Corp. .......       97,741,589
      55,724   Hess Corp. ..............        3,285,487
     139,484   Marathon Oil Corp. ......        8,363,461
      38,172   Murphy Oil Corp. ........        2,268,944
      62,218   Nabors Industries                2,076,837
                 Ltd.(a)(b)............
      27,589   Noble Corp. .............        2,690,479
     174,639   Occidental Petroleum            10,108,105
                 Corp. ................
      22,183   Rowan Companies Inc.(b)..          909,059
      25,748   Sunoco Inc.(b)...........        2,051,601
      59,764   Transocean Inc.(a)(b)....        6,333,789
     112,874   Valero Energy Corp.(b)...        8,336,874
      78,442   XTO Energy Inc. .........        4,714,364
                                           --------------
                                              238,996,216
                                           --------------

               OIL & GAS SERVICES -- 1.57%
      66,198   Baker Hughes Inc. .......        5,569,238
      60,173   BJ Services Co.(b).......        1,711,320
     188,862   Halliburton Co. .........        6,515,739
      36,239   National Oilwell Varco           3,777,553
                 Inc.(a)(b)............
     242,883   Schlumberger Ltd. .......       20,630,482
      40,916   Smith International              2,399,314
                 Inc.(b)...............
      69,616   Weatherford International        3,845,588
                 Ltd.(a)(b)............
                                           --------------
                                               44,449,234
                                           --------------

               PACKAGING & CONTAINERS -- 0.13%
      20,948   Ball Corp. ..............        1,113,805
      21,485   Bemis Co. Inc. ..........          712,872
      27,728   Pactiv Corp.(a)..........          884,246
      32,585   Sealed Air Corp.(b)......        1,010,787
                                           --------------
                                                3,721,710
                                           --------------

               PHARMACEUTICALS -- 5.65%
     317,329   Abbott Laboratories......       16,992,968
      63,276   Allergan Inc. ...........        3,647,229
      40,540   AmerisourceBergen                2,005,514
                 Corp. ................
      21,807   Barr Pharmaceuticals             1,095,366
                 Inc.(a)...............
     411,191   Bristol-Myers Squibb            12,977,188
                 Co. ..................
      81,416   Cardinal Health Inc. ....        5,751,226
      55,412   Express Scripts Inc.(a)..        2,771,154
      64,716   Forest Laboratories              2,954,285
                 Inc.(a)...............
     191,838   Gilead Sciences Inc.(a)..        7,437,559
      31,677   Hospira Inc.(a)..........        1,236,670
      49,069   King Pharmaceuticals             1,003,952
                 Inc.(a)...............
     202,991   Lilly (Eli) & Co. .......       11,343,137

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)

      59,639   Medco Health Solutions      $    4,651,246
                 Inc.(a)...............
     446,764   Merck & Co. Inc. ........       22,248,847
      48,862   Mylan Laboratories                 888,800
                 Inc.(b)...............
   1,454,943   Pfizer Inc. .............       37,202,892
     306,169   Schering-Plough                  9,319,784
                 Corp.(b)..............
      20,369   Watson Pharmaceuticals             662,604
                 Inc.(a)...............
     277,054   Wyeth....................       15,886,276
                                           --------------
                                              160,076,697
                                           --------------

               PIPELINES -- 0.41%
     144,037   El Paso Corp.(b).........        2,481,758
      35,056   Questar Corp. ...........        1,852,710
     129,222   Spectra Energy Corp.(b)..        3,354,603
     121,831   Williams Companies Inc.          3,852,296
                 (The)(b)..............
                                           --------------
                                               11,541,367
                                           --------------

               REAL ESTATE -- 0.05%
      37,669   CB Richard Ellis Group           1,374,918
                 Inc. Class A(a).......
                                           --------------

               REAL ESTATE INVESTMENT TRUSTS -- 1.10%
      19,785   Apartment Investment &             997,560
                 Management Co. Class
                 A.....................
      45,468   Archstone-Smith Trust....        2,687,613
      16,428   AvalonBay Communities            1,952,961
                 Inc.(b)...............
      24,445   Boston Properties Inc. ..        2,496,568
      26,037   Developers Diversified           1,372,410
                 Realty Corp. .........
      59,683   Equity Residential.......        2,723,335
      50,596   General Growth Properties        2,679,058
                 Inc. .................
     106,903   Host Hotels & Resorts            2,471,597
                 Inc.(b)...............
      46,754   Kimco Realty Corp.(b)....        1,779,925
      52,261   ProLogis(b)..............        2,973,651
      25,483   Public Storage(b)........        1,957,604
      45,932   Simon Property Group             4,273,513
                 Inc.(b)...............
      26,599   Vornado Realty Trust(b)..        2,921,634
                                           --------------
                                               31,287,429
                                           --------------

               RETAIL -- 5.46%
      18,126   Abercrombie & Fitch Co.          1,322,835
                 Class A(b)............
      30,947   AutoNation Inc.(a).......          694,451
      10,604   AutoZone Inc.(a).........        1,448,718
      57,966   Bed Bath & Beyond                2,086,196
                 Inc.(a)(b)............
      82,444   Best Buy Co. Inc. .......        3,847,662
      22,438   Big Lots Inc.(a)(b)......          660,126
      28,318   Circuit City Stores                427,035
                 Inc.(b)...............
      94,173   Costco Wholesale Corp. ..        5,511,004
     317,597   CVS Caremark Corp.(b)....       11,576,411
      30,097   Darden Restaurants               1,323,967
                 Inc.(b)...............
      12,144   Dillard's Inc. Class               436,334
                 A(b)..................
      63,536   Dollar General Corp. ....        1,392,709
      30,816   Family Dollar Stores             1,057,605
                 Inc. .................
     108,320   Gap Inc. (The)(b)........        2,068,912
     411,456   Home Depot Inc. .........       16,190,794
      66,845   Kohl's Corp.(a)(b).......        4,748,000
      69,970   Limited Brands Inc.(b)...        1,920,676
     312,221   Lowe's Companies Inc. ...        9,582,062
      94,483   Macy's Inc.(b)...........        3,758,534
     249,266   McDonald's Corp. ........       12,652,742
      46,828   Nordstrom Inc.(b)........        2,393,847
      56,980   Office Depot Inc.(a).....        1,726,494
      15,379   OfficeMax Inc. ..........          604,395
      45,974   Penney (J.C.) Co.                3,327,598
                 Inc.(b)...............
      27,254   RadioShack Corp. ........          903,198
      17,014   Sears Holdings                   2,883,873
                 Corp.(a)(b)...........
     147,665   Staples Inc. ............        3,504,091
     154,558   Starbucks Corp.(a).......        4,055,602
     175,667   Target Corp. ............       11,172,421
      27,920   Tiffany & Co.(b).........        1,481,435
      92,938   TJX Companies Inc.(b)....        2,555,795
     205,786   Walgreen Co. ............        8,959,922
     503,538   Wal-Mart Stores Inc. ....       24,225,213
      21,496   Wendy's International              789,978
                 Inc. .................
     108,944   Yum! Brands Inc. ........        3,564,648
                                           --------------
                                              154,855,283
                                           --------------

               SAVINGS & LOANS -- 0.38%
     104,226   Hudson City Bancorp              1,273,642
                 Inc.(b)...............
      73,334   Sovereign Bancorp                1,550,281
                 Inc.(b)...............
     186,914   Washington Mutual                7,970,013
                 Inc.(b)...............
                                           --------------
                                               10,793,936
                                           --------------

               SEMICONDUCTORS -- 2.64%
     112,353   Advanced Micro Devices           1,606,648
                 Inc.(a)...............
      73,462   Altera Corp.(b)..........        1,625,714
      70,980   Analog Devices Inc. .....        2,671,687

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

   SHARES      SECURITY                         VALUE
   ------      --------                    --------------

               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)

     283,914   Applied Materials Inc. ..   $    5,641,371
      95,840   Broadcom Corp. Class             2,803,320
                 A(a)(b)...............
   1,198,080   Intel Corp. .............       28,466,381
      40,629   KLA-Tencor Corp.(b)......        2,232,564
      52,188   Linear Technology                1,888,162
                 Corp. ................
     158,238   LSI Corp.(a).............        1,188,367
      65,455   Maxim Integrated Products        2,186,852
                 Inc.(b)...............
      46,070   MEMC Electronic Materials        2,815,798
                 Inc.(a)...............
     154,267   Micron Technology                1,932,966
                 Inc.(a)(b)............
      59,855   National Semiconductor           1,692,101
                 Corp. ................
      25,459   Novellus Systems                   722,272
                 Inc.(a)(b)............
      73,734   NVIDIA Corp.(a)..........        3,045,952
      31,492   QLogic Corp.(a)..........          524,342
      39,725   Teradyne Inc.(a).........          698,365
     300,020   Texas Instruments               11,289,753
                 Inc.(b)...............
      66,604   Xilinx Inc. .............        1,782,989
                                           --------------
                                               74,815,604
                                           --------------

               SOFTWARE -- 3.67%
     120,413   Adobe Systems                    4,834,582
                 Inc.(a)(b)............
      47,291   Autodesk Inc.(a).........        2,226,460
     113,346   Automatic Data Processing        5,493,881
                 Inc. .................
      41,919   BMC Software Inc.(a)(b)..        1,270,146
      83,826   CA Inc. .................        2,165,226
      36,633   Citrix Systems Inc.(a)...        1,233,433
      50,433   Compuware Corp.(a).......          598,135
      63,021   Electronic Arts                  2,982,154
                 Inc.(a)(b)............
      33,273   Fidelity National                1,806,058
                 Information Services
                 Inc.(b)...............
     156,488   First Data Corp. ........        5,112,463
      35,501   Fiserv Inc.(a)...........        2,016,457
      40,862   IMS Health Inc.(b).......        1,312,896
      71,188   Intuit Inc.(a)(b)........        2,141,335
   1,743,529   Microsoft Corp. .........       51,381,800
      67,649   Novell Inc.(a)...........          526,986
     818,310   Oracle Corp.(a)..........       16,128,890
      69,300   Paychex Inc.(b)..........        2,711,016
                                           --------------
                                              103,941,918
                                           --------------

               TELECOMMUNICATIONS -- 6.24%
      73,405   Alltel Corp. ............        4,958,508
   1,277,012   AT&T Inc. ...............       52,995,998
      92,122   Avaya Inc.(a)............        1,551,334
      23,396   CenturyTel Inc. .........        1,147,574
      17,352   Ciena Corp.(a)(b)........          626,928
   1,252,336   Cisco Systems Inc.(a)....       34,877,558
      67,725   Citizens Communications          1,034,161
                 Co.(b)................
     323,114   Corning Inc.(a)(b).......        8,255,563
      30,493   Embarq Corp. ............        1,932,341
      43,199   JDS Uniphase                       580,163
                 Corp.(a)(b)...........
     116,791   Juniper Networks                 2,939,629
                 Inc.(a)(b)............
     485,793   Motorola Inc. ...........        8,598,536
     343,210   QUALCOMM Inc. ...........       14,891,882
     328,410   Qwest Communications             3,185,577
                 International
                 Inc.(a)(b)............
     595,638   Sprint Nextel Corp. .....       12,335,663
      89,351   Tellabs Inc.(a)..........          961,417
     598,645   Verizon Communications          24,646,215
                 Inc. .................
      97,365   Windstream Corp. ........        1,437,107
                                           --------------
                                              176,956,154
                                           --------------

               TEXTILES -- 0.04%
      27,820   Cintas Corp. ............        1,096,943
                                           --------------

               TOYS, GAMES & HOBBIES -- 0.11%
      33,232   Hasbro Inc. .............        1,043,817
      79,486   Mattel Inc. .............        2,010,201
                                           --------------
                                                3,054,018
                                           --------------

               TRANSPORTATION -- 1.64%
      73,439   Burlington Northern Santa        6,252,596
                 Fe Corp. .............
      34,894   C.H. Robinson Worldwide          1,832,633
                 Inc. .................
      89,239   CSX Corp. ...............        4,022,894
      63,159   FedEx Corp. .............        7,008,754
      81,109   Norfolk Southern Corp. ..        4,263,900
      12,552   Ryder System Inc. .......          675,298
      55,535   Union Pacific Corp. .....        6,394,855
     219,606   United Parcel Service           16,031,238
                 Inc. Class B..........
                                           --------------
                                               46,482,168
                                           --------------
               TOTAL COMMON STOCKS
                 (Cost:
                 $2,232,475,624).......     2,760,573,948
                                           --------------


   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2007
                                   (UNAUDITED)

  SHARES OR
  PRINCIPAL    SECURITY                         Value
  ---------    --------                         -----

               SHORT-TERM INVESTMENTS--11.44%
               MONEY MARKET FUNDS -- 11.33%
  69,565,294   Barclays Global Investors   $   69,565,294
                 Funds
                 Institutional Money
                 Market Fund,
                 Institutional Shares
                 5.31%(c)(d)...........
 251,446,245   BGI Cash Premier Fund LLC      251,446,245
                 5.33% (c)(d)(e).......
                                           --------------
                                              321,011,539
                                           --------------

               U.S. TREASURY OBLIGATIONS--0.11%
$  3,150,000   U.S. Treasury Bill 4.70%,        3,114,374
                 09/27/07(f)(g)........
                                           --------------
               TOTAL SHORT-TERM               324,125,913
                 INVESTMENTS
                 (Cost: $324,126,366)..
                                           --------------
               Total Investments in
                 Securities -- 108.85%
                 (Cost:
                 $2,556,601,990).......     3,084,699,861
                                           --------------
               Other Assets, Less
                 Liabili-
                 ties -- (8.85)%.......      (250,885,230)
                                           --------------
               NET ASSETS -- 100.00%....   $2,833,814,631
                                           ==============




--------

NVS    Non-Voting Shares

(a)    Non-income earning security.

(b)    All or a portion of this security represents a security on loan. See Note
       4.

(c)    Affiliated issuer. See Note 2.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) This security represents an investment of securities lending collateral. See Note 4.

(f)    The rate quoted is the yield to maturity.

(g) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of June 30, 2007, the open futures contracts held by the Master Portfolio were as follows:


                                     NOTIONAL         NET
FUTURES CONTRACTS      NUMBER OF     CONTRACT     UNREALIZED
(EXPIRATION DATE)      CONTRACTS      VALUE      DEPRECIATION
-----------------      ---------   -----------   ------------


S&P 500 Index
  (09/21/07)........      959      $72,663,430    $(1,598,473)
                                                  ===========





   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                              PORTFOLIO ALLOCATION

                                  JUNE 30, 2007
                                   (UNAUDITED)



                                                                                % OF
SECTOR/INVESTMENT TYPE                                           VALUE       NET ASSETS
----------------------                                      --------------   ----------


Financial.................................................  $  576,301,009      20.34%
Consumer Non-Cyclical.....................................     543,061,158      19.16
Communications............................................     319,381,762      11.27
Industrial................................................     319,270,900      11.27
Technology................................................     301,917,014      10.65
Energy....................................................     299,304,938      10.56
Consumer Cyclical.........................................     229,501,942       8.10
Utilities.................................................      94,452,482       3.33
Basic Materials...........................................      77,382,743       2.73
Futures Contracts.........................................      (1,598,473)     (0.05)
Short-Term and Other Net Assets...........................      74,839,156       2.64
                                                            --------------     ------
TOTAL.....................................................  $2,833,814,631     100.00%
                                                            ==============     ======




               This table is not part of the financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Pursuant to MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the "Board").

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and
(vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio's net assets are computed and that may materially affect the value of the Master Portfolio's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a

                         S&P 500 INDEX MASTER PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


difference between the prices used to calculate the Master Portfolio's net assets and the prices used by the Master Portfolio's benchmark index, which, in turn, could result in a difference between the Master Portfolio's performance and the performance of the Master Portfolio's benchmark index.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the Master Portfolio may include a return of capital that is estimated by the management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased using a constant yield to maturity method.

     FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

As of June 30, 2007, the cost of investments for federal income tax purposes for the Master Portfolio was $2,604,285,144. Net unrealized appreciation aggregated $480,414,717, of which $663,493,538 represented gross unrealized appreciation on securities and $183,078,821 represented gross unrealized depreciation on securities.

     FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a

                         S&P 500 INDEX MASTER PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2007, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,150,000 for initial margin requirements on outstanding futures contracts.

     REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio's trustees who are not "interested persons" of MIP, as defined in the 1940 Act ("Independent Trustees"), counsel to the Independent Trustees and MIP's independent registered public accounting firm (the "independent expenses") are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the six months ended June 30, 2007, BGFA credited investment advisory fees for the Master Portfolio in the amount of $29,159.

State Street Bank and Trust Company ("State Street") serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission ("SEC"), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2007, BGI earned $143,148 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio's custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master

                         S&P 500 INDEX MASTER PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)



2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2007, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolio's investment adviser, including the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF"), Prime Money Market Fund ("PMMF") and Treasury Money Market Fund ("TMMF") of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the "Money Market Master Portfolios"), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC ("Premier Fund"), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Master Portfolio were $74,649,818 and $24,668,028, respectively, for the six months ended June 30, 2007.

For the six months ended June 30, 2007, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $129,169,877. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2007 are disclosed in the Master Portfolio's Statement of Operations.

                         S&P 500 INDEX MASTER PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

4. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the six months ended June 30, 2007, the Master Portfolio received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less than from the date of acquisition.

The market value of the securities on loan as of June 30, 2007 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolio's Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes
-- an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, management has evaluated the effects of applying the various provisions of FIN 48, and has determined that the Master Portfolio did not have a liability for uncertain tax positions or unrecognized tax benefits.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. MIP is currently evaluating the impact the adoption of FAS 157 will have on the Master Portfolio's financial statement disclosures.

                         S&P 500 INDEX MASTER PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

6. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:


                           SIX MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                             JUNE 30, 2007    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              (UNAUDITED)         2006           2005           2004           2003           2002
                           ----------------   ------------   ------------   ------------   ------------   ------------


Ratio of expenses to
  average net assets(a)          0.05%            0.05%          0.05%          0.05%          0.05%           0.05%
Ratio of expenses to
  average net assets
  prior to expense
  reductions(a)                  0.05%            0.05%           n/a            n/a            n/a            n/a
Ratio of net investment
  income to average net
  assets(a)                      1.92%            1.93%          1.84%          1.91%          1.74%           1.57%
Portfolio turnover
  rate(b)                           3%              14%            10%            14%             8%             12%
Total return                     6.96%(c)        15.75%          4.87%         10.82%         28.52%         (22.05)%



--------

(a)    Annualized for periods of less than one year.

(b)    Portfolio turnover rates include in-kind transactions, if any.

(c)    Not annualized.

                           MASTER INVESTMENT PORTFOLIO
            BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT

                                   (UNAUDITED)

Under Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Master Investment Portfolio ("MIP") Board of Trustees (the "Board"), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the "Independent Trustees"), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an "Advisory Contract") on behalf of S&P 500 Index Master Portfolio (the "Master Portfolio"). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 14-15, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA's investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA's services for the Master Portfolio capitalize on BGFA's core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and the oversight of intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA's compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA's investment processes and strategies, and matters related to BGFA's portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio's published performance benchmark, the S&P 500 Index, as applicable. The Board noted that the Master Portfolio, net expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2006, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA's term as investment adviser, the Master Portfolio has met its investment objectives consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board's approval of the Advisory Contract for the coming year.

MASTER PORTFOLIO'S EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIO

The Board reviewed statistical information prepared by Lipper Inc. ("Lipper"), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered funds, objectively selected solely by Lipper, as comprising the Master Portfolio's applicable peer group (the "Lipper Expense Group"). In addition, the Board reviewed statistical

                           MASTER INVESTMENT PORTFOLIO
      BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

                                   (UNAUDITED)


information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods (or since inception) ended December 31, 2006, as applicable, as compared to the performance of other registered funds with similar investment objectives, as selected solely by Lipper (the "Lipper Performance Group", and together with the Lipper Expense Group, the "Lipper Groups"). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds S&P 500 Stock Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee and the overall expenses for the Master Portfolio were generally lower than the advisory fee rates and overall expenses of the funds in its respective Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fee and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIO AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Master Portfolio, MIP, and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of BGFA's profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio's asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio's interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA and its affiliates are generally providing services at a loss, with the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

                           MASTER INVESTMENT PORTFOLIO
      BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

                                   (UNAUDITED)

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board considered the Master Portfolio's annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the "Other Accounts"). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP's securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP's administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions placed through a BGFA affiliate are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio's interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                      (This page intentionally left blank)

ITEM 2.       CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.


ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Included in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the Trust's most recent proxy statement on Schedule 14A filed on August 27, 2007 (the "Proxy Statement"), the Trust has established a Nominating Committee that may consider and evaluate nominees to the Board of Trustees of the Trust that are recommend by holders. Nominations proposed by holders must be properly submitted for consideration, and will be properly submitted if the qualifications and procedures set forth in the Nominating Committee's charter are met. There have been no material changes to the procedures described in the Proxy

Statement and set forth in the Trust's Nominating Committee Charter since the filing of the Proxy Statement.


ITEM 11.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3)  Not applicable.

(c) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Diversified Investors Funds Group

By       /s/ John K. Carter
         John K. Carter
         Chief Executive Officer

Date     August 31, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ John K. Carter
         John K. Carter
         Chief Executive Officer

Date     August 31, 2007

By       /s/ Joseph P. Carusone
         Joseph P. Carusone
         Principal Financial Officer

Date     August 31, 2007